UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2005 - June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO Funds
-All Asset All Authority Fund
-All Asset Fund
-California Intermediate Municipal Bond Fund
-California Municipal Bond Fund
-CommodityRealReturn Strategy Fund
-Developing Local Markets Fund
-Convertible Fund
-Diversified Income Fund
-Emerging Markets Bond Fund
-European Convertible Fund
-European StocksPLUS TR Strategy Fund
-Far East (ex-Japan) StocksPLUS TR Strategy Fund
-Floating Income Fund
-Foreign Bond Fund (U.S. Dollar-Hedged)
-Foreign Bond Fund (Unhedged)
-Fundamental IndexPLUS Fund
-Fundamental IndexPLUS TR Fund
-Global Bond Fund (Unhedged)
-Global Bond Fund (U.S. Dollar-Hedged)
-GNMA Fund
-High Yield Fund
-International StocksPLUS TR Strategy Fund
-Investment Grade Corporate Bond Fund
-Japanese StocksPLUS TR Strategy Fund
-Long-Term U.S. Government Fund
-Low Duration Fund
-Low Duration Fund II
-Low Duration Fund III
-Moderate Duration Fund
-Money Market Fund
-Municipal Bond Fund
-New York Municipal Bond Fund
-Real Return Asset Fund
-Real Return Fund
-Real Return Fund II
-RealEstateRealReturn Strategy Fund
-Short Duration Municipal Income Fund
-Short-Term Fund
-StocksPLUS Fund
-StocksPLUS Total Return Fund
-StocksPLUS TR Short Strategy Fund
-Total Return Fund
-Total Return Fund II
-Total Return Fund III
-Total Return Mortgage Fund
-Asset-Backed Securities Portfolio
-Emerging Markets Portfolio
-Developing Local Markets Portfolio
-High Yield Portfolio
-International Portfolio
-Investment Grade Corporate Portfolio
-Mortgage Portfolio
-Municipal Sector Portfolio
-Real Return Portfolio
-Short-Term Portfolio
-Short-Term Portfolio II
-U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund (a)

June 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 122.8%
CommodityRealReturn Strategy	1,011,576	$15,791
Convertible	35,112	418
Developing Local Markets	856,955	8,604
Emerging Markets Bond	2,710,166	30,272
European Convertible	50,591	601
Far East (ex-Japan) StocksPLUS TR Strategy	57,695	655
Floating Income	3,080,043	31,632
Foreign Bond (Unhedged)	2,020,725	21,137
Fundamental IndexPLUS TR	297,098	2,971
Global Bond Fund (Unhedged)	22,955	229
GNMA	788,869	8,772
High Yield	3,110,700	30,640
Japanese StocksPLUS TR Strategy	235,095	2,459
Long-Term U.S. Government	20,434	234
Low Duration	57	0
Real Return	1,372,935	15,844
Real Return Asset	1,800,946	22,206
RealEstateRealReturn Strategy	1,602,735	17,518
StocksPLUS Total Return	62	1
StocksPLUS TR Short Strategy	2,551,681	24,726
Total Return	734,535	7,940
Total Return Mortgage	1,112,236	11,979

Total PIMCO Funds (Cost $248,249)		254,629

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.1%
Repurchase Agreement 5.1%
State Street Bank
2.650% due 07/01/2005	$10,467	10,467
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $10,680. Repurchase proceeds are $10,468.)

Total Short-Term Instruments (Cost $10,467)		10,467

Total Investments (Cost $258,716)	127.9%	$265,096

Other Assets and Liabilities (Net)	(27.9%)	(57,864)

Net Assets	100.0%	$207,232

Notes to Schedule of Investments:

(a) The Fund is investing in shares of affiliated Funds.

(b) Institutional Class shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

All Asset Fund (a)

June 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.1%
CommodityRealReturn Strategy	36,820,636	$574,770
Convertible	3,393,204	40,379
Developing Local Markets	20,352,733	204,341
Emerging Markets Bond	90,269,925	1,008,315
European Convertible	5,078,386	60,331
Floating Income	86,155,071	884,813
Foreign Bond (Unhedged)	44,268,617	463,050
Fundamental IndexPLUS	4,186,301	41,863
Fundamental IndexPLUS TR	16,661,484	166,615
GNMA	31,447,957	349,701
High Yield	74,648,092	735,284
International StocksPLUS TR Strategy	8,585,297	95,125
Long-Term U.S. Government	1,582,299	18,149
Real Return	43,013,380	496,374
Real Return Asset	46,311,175	571,017
RealEstateRealReturn Strategy	51,523,872	563,156
Short-Term	20,052,143	200,922
StocksPLUS	7,282,125	70,928
StocksPLUS Total Return	8,132,062	104,009
Total Return	22,338,352	241,478
Total Return Mortgage	33,273,245	358,353

Total PIMCO Funds (Cost $7,025,804)		7,248,973

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.3%
Repurchase Agreement 0.3%
State Street Bank
2.650% due 07/01/2005	$25,341	25,341
(Dated 06/30/2005. Collateralized by Federal Farm Credit Bank 2.500% due 11/15/2005 valued at $25,849. Repurchase proceeds are $25,343.)

Total Short-Term Instruments (Cost $25,341)		25,341

Total Investments (Cost $7,051,145)	99.4%	$7,274,314
Other Assets and Liabilities (Net)	0.6%	41,349

Net Assets	100.0%	$7,315,663

Notes to Schedule of Investments:

(a) The Fund is investing in shares of affiliated Funds.

(b) Institutional Class shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%
Banking & Finance 0.9%
General Motors Acceptance Corp.
4.100% due 07/16/2007 (a)	$1,200	$1,159

Total Corporate Bonds & Notes (Cost $1,141)		1,159

MUNICIPAL BONDS & NOTES 91.3%
California 74.2%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,207
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	151
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	488
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,109
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,115
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	184
4.000% due 08/01/2012	225	236
California Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 10/01/2012	540	586
5.000% due 10/01/2013	570	620
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	147
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	373
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2012	375	412
5.000% due 03/01/2013	1,000	1,100
California Pollution Control Financing Authority Revenue Bonds, Series 1989
2.100% due 12/01/2012 (a)	200	200
California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,114
California State Department of Veterans Affairs Home Purchasing Revenue Bonds, (State Street B&T Co. Insured), Series 2003
2.140% due 12/01/2028 (a)	1,205	1,205
California State Department of Water Revenue Bonds, (State Street B&T Co. Insured) Series 2002
2.200% due 05/01/2022 (a)	2,400	2,400
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	131
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	862
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,057
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,098
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (e)	1,300	1,415
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,047
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,109
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,062
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	3,400	3,368
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	926
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,070
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	520
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,010
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,688
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	721
5.375% due 09/01/2017	800	828
Chaffey, California Unified High School District, Series 2005
5.000% due 08/01/2011	475	525
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	497
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	246
6.400% due 09/01/2018	120	128
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,127
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,031
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	4,675	2,691
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,780	4,834
Irvine, California Improvement Revnue Bonds, (State Street B&T Co. Insured), Series 1997
2.200% due 09/02/2022 (a)	700	700
Irvine, California Improvement General Obligation Bonds, Series 2025
2.300% due 09/02/2025 (a)	2,250	2,250
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	215
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	342
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,662
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 09/01/2013	1,000	1,131
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	155
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,570
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,307
Madera, California Unified School District General Obligation Bonds, (FGIC Insured), Sereis 2005
5.000% due 08/01/2013	1,180	1,312
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.300% due 07/01/2035 (a)	2,400	2,400
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	161
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
2.450% due 07/01/2036 (a)	1,600	1,600
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,313
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	715
Newport Beach, California Revenue Bonds, Series 1992
2.240% due 10/01/2022 (a)	1,175	1,175
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	663
Oak Grove, California School District General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	612
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	491
5.700% due 08/15/2012	485	525
5.800% due 08/15/2013	600	651
6.200% due 08/15/2018	1,025	1,122
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,722
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,135
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,793
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	544
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	277
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	830	1,032
San Diego County, California Water Authority Certificates of Participation, Series 2004
7.490% due 05/01/2032 (a)	4,500	4,987
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	684
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	321
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	960	1,007
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	683
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,153
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	114
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,750
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	157
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	506
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,245
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	122
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,305
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,205

		97,275

Illinois 3.0%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	1,400	1,439
Will County, Illinois Forest Preservation District General Obligation Bonds, Series 1999
0.000% due 12/01/2016	4,000	2,490

		3,929

Louisiana 0.8%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,044

New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	282
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	160

		442

Puerto Rico 8.4%
Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,056
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,141
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,157
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	289
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,271
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	162
Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth GTD insured), Series 2004
5.000% due 07/01/2028	2,150	2,315
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,613

		11,004

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.440% due 02/15/2024 (a)	250	268

Virgin Islands 4.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,559
5.500% due 10/01/2008	3,000	3,145
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,100

		5,804

Total Municipal Bonds & Notes (Cost $115,104)		119,766

SHORT-TERM INSTRUMENTS 0.6%
Repurchase Agreement 0.1%
State Street Bank
2.650% due 07/01/2005	192	192

(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $201. Repurchase proceeds are $192.)

U.S. Treasury Bill 0.5%
2.970% due 09/15/2005 (c)	595	591

Total Short-Term Instruments (Cost $783)		783

Total Investments (b) (Cost $117,028)	92.8%	$121,708
Written Options (d) (Premiums $28)	(0.1%)	(103)
Other Assets and Liabilities (Net)	7.3%	9,481

Net Assets	100.0%	$131,086

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of June 30, 2005, portfolio securities with an aggregate market value of $700 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities with an aggregate market value of $591 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	09/2005	55	$(40)

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$113.000	08/26/2005	88	$75	$103

(e) Restricted security as of June 30, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insures), Series 2002	6.750	07/01/2032	02/07/2002 and 08/29/2002	$1,300	$1,415	1.08%

See accompanying notes

Schedule of Investments

California Municipal Bond Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%
Banking & Finance 0.8%
General Motors Acceptance Corp.
4.100% due 07/16/2007 (a)	$150	$145

Total Corporate Bonds & Notes (Cost $143)		145

MUNICIPAL BONDS & NOTES 96.4%
California 79.6%
California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010	500	423
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	276
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	272
California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 04/01/2011	500	535
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	414
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	305
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	450
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	133
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	155
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	600	345
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	630
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	536
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	834
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	552
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	548
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	537
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	859
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	454
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
2.200% due 08/01/2030 (a)	700	700
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	829
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	419
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	834
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,054
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	140
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	100	114
6.000% due 08/01/2010	200	227
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	750	433
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	549

		13,665

Louisiana 4.5%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	783

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	119

New Jersey 3.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	500	563

Puerto Rico 2.2%
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	350	389

Texas 2.0%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	535	338

Virgin Islands 4.1%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	425
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	275

		700

Total Municipal Bonds & Notes (Cost $15,732)		16,557

SHORT-TERM INSTRUMENTS 3.8%
Repurchase Agreement 2.5%
State Street Bank
2.650% due 07/01/2005	426	426
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $437. Repurchase proceeds are $426.)

U.S. Treasury Bill 1.3%
2.977% due 09/15/2005 (b)	220	218

Total Short-Term Instruments (Cost $645)		644

Total Investments (Cost $16,520)	101.0%	$17,346
Written Options (c) (Premiums $24)	(0.2%)	(33)
Other Assets and Liabilities (Net)	(0.8%)	(146)

Net Assets	100.0%	$17,167

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $218 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	09/2005	5	$(4)

(c) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$113.000	08/26/2005	28	$24	$33

(d) Restricted security as of June 30, 2005:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	07/01/2005	$250	$272	1.58%

See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund

June 30, 2005 (unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%
Banking & Finance 0.7%
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)		$3,100	$3,099
7.600% due 08/01/2005		11,800	11,827
4.389% due 03/21/2007 (a)		1,500	1,469
5.800% due 01/12/2009		5,400	5,130
5.700% due 01/15/2010		800	739
General Motors Acceptance Corp.
4.145% due 05/18/2006 (a)		14,100	14,037
4.050% due 01/16/2007 (a)		23,600	23,094
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		2,000	2,057
6.620% due 07/03/2008 (a)		1,240	1,060
Residential Reinsurance Ltd.
8.280% due 06/08/2006 (a)		500	487
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		2,200	2,205
4.540% due 01/01/2010 (a)		1,500	1,503

			66,806

Industrials 0.1%
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	281
9.250% due 03/30/2018		8,300	10,748
8.625% due 02/01/2022		200	247

			11,276

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $77,641)			78,189

MUNICIPAL BONDS & NOTES 0.2%
Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,282
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,475	1,494
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,538
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,776
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,191
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	467
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,571
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,267
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,065
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,270	3,576

Total Municipal Bonds & Notes (Cost $15,956)			18,227

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
7.500% due 10/25/2043		6,333	6,809

Total U.S. Government Agencies (Cost $6,889)			6,809

U.S. TREASURY OBLIGATIONS 100.4%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		243,449	251,257
3.625% due 01/15/2008		483,170	511,425
3.875% due 01/15/2009		447,104	486,627
4.250% due 01/15/2010		519,393	584,642
0.875% due 04/15/2010		125,497	122,438
3.500% due 01/15/2011		302,255	335,090
3.375% due 01/15/2012		5,205	5,813
3.000% due 07/15/2012		1,235,859	1,357,804
1.875% due 07/15/2013		333,362	340,589
2.000% due 01/15/2014		835,192	860,542
2.000% due 07/15/2014		1,113,141	1,147,362
1.625% due 01/15/2015		630,298	628,205
2.375% due 01/15/2025		896,598	981,740
3.625% due 04/15/2028		604,132	811,921
3.875% due 04/15/2029		464,250	652,634
3.375% due 04/15/2032		27,402	37,285
U.S. Treasury Bonds
8.875% due 08/15/2017		20,000	29,074
6.250% due 08/15/2023		3,000	3,740
6.625% due 02/15/2027		13,400	17,789
U.S. Treasury Notes
3.625% due 04/30/2007		100,000	99,977
4.875% due 02/15/2012		132,400	140,654
4.125% due 05/15/2015		31,600	32,072

Total U.S. Treasury Obligations (Cost $9,338,871)			9,438,680

MORTGAGE-BACKED SECURITIES 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		12,100	12,104

Total Mortgage-Backed Securities (Cost $12,100)			12,104

ASSET-BACKED SECURITIES 0.3%
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		3,600	3,598
Citigroup Mortgage Loan Trust, Inc.
3.404% due 05/25/2035 (a)		1,914	1,916
Oak Capital Ltd.
6.910% due 09/15/2005 (a)		500	504
Quest Trust
3.494% due 03/25/2035 (a)		5,417	5,414
Redwood Capital Ltd.
5.400% due 01/01/2006 (a)		7,300	7,292
6.950% due 01/01/2006 (a)		7,300	7,294
Wells Fargo Home Equity Trust
3.474% due 09/25/2034 (a)		1,572	1,573

Total Asset-Backed Securities (Cost $27,611)			27,591

SOVEREIGN ISSUES 0.9%
Republic of Brazil
4.250% due 04/15/2006 (a)		80	80
4.313% due 04/15/2009 (a)		47	47
11.000% due 01/11/2012		4,000	4,770
4.313% due 04/15/2012 (a)		6,506	6,295
8.000% due 04/15/2014		20,213	20,834
11.000% due 08/17/2040		200	241
Russian Federation
10.000% due 06/26/2007		4,000	4,413
8.250% due 03/31/2010 (a)		11,200	12,246
5.000% due 03/31/2030 (a)		29,700	33,230
United Mexican States
6.375% due 01/16/2013		1,200	1,291

Total Sovereign Issues (Cost $79,390)			83,447

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.9%
Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	26,005	26,449
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,191
Pylon Ltd.
3.616% due 12/18/2008 (a)		2,600	3,317
6.016% due 12/22/2008 (a)		4,300	5,509
Republic of France
3.000% due 07/25/2012 (b)		10,678	14,851
3.150% due 07/25/2032 (b)		1,047	1,716
5.750% due 10/25/2032		6,500	10,676
Republic of Germany
6.250% due 01/04/2030		5,100	8,767
Republic of Italy
2.150% due 09/15/2014 (b)		4,170	5,437

Total Foreign Currency-Denominated Issues (Cost $80,811)			84,913

SHORT-TERM INSTRUMENTS 15.1%
Commercial Paper 5.7%
Fannie Mae
2.967% due 07/01/2005		$259,700	259,700
Federal Home Loan Bank
2.963% due 07/01/2005		259,700	259,700
UBS Finance Delaware LLC
3.365% due 10/14/2005		19,800	19,601

			539,001

Repurchase Agreements 3.1%
Credit Suisse First Boston
2.700% due 07/01/2005		281,900	281,900
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 1.500%-2.625% due 03/31/2006-03/15/2009 valued at $288,153. Repurchase proceeds are $281,921.)
State Street Bank
2.650% due 07/01/2005		6,007	6,007
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $6,129. Repurchase proceeds are $6,007.)

			287,907

U.S. Treasury Bills 6.3%
2.956% due 09/01/2005-09/15/2005 (c)(e)(f)		593,320	589,169

Total Short-Term Instruments (Cost $1,416,608)			1,416,077

Total Investments (d) (Cost $11,055,877)		118.8%	$11,166,037
Written Options (h) (Premiums $1,981)		(0.0%)	(1,567)

Other Assets and Liabilities (Net)		(18.8%)	(1,767,117)

Net Assets		100.0%	$9,397,353

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $23,423 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $214,431 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Securities with an aggregate market value of $13,736 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation	)
Euro-Bund 10-Year Note Long Futures	09/2005	1,340	$1,801
U.S. Treasury 30-Year Bond Long Futures	09/2005	2,468	3,207
U.S. Treasury 5-Year Note Long Futures	09/2005	2,830	(1,361)

			$3,647

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$217
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	275
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(1,380)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	31,500	3,827
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	4,436
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$314,200	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		48,550	124
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		518,000	(1,547)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		85,800	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		70,000	178
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		122,200	(396)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		155,700	(1,010)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		100,000	205
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		154,400	393

							$5,313

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	$246,600	$(9,613)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	2,121,200	(82,734)
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	2,711,600	(105,685)
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	593,000	(23,116)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	1,116,300	(43,525)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	1,297,600	(50,582)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	300,000	(11,696)
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a spread	07/22/2005	1,358,400	(52,949)

					$(379,900)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$66
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	42
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	162
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	145
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	52
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	40
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	44
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	31
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	41
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	23
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	7
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	9
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	11
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	48
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	116
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	27
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	18
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	21
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	10
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	23
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	243
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	49
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	13
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	62
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	224
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	21
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	64
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	53
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	47
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(4)

						$1,783

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	648	$251	$213
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	2,850	637	401
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	1,337	267	125
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	976	165	198
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,185	661	630

				$1,981	$1,567

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Treasury Inflation Protected Security	2.000	07/15/2014	$51,573	$53,158	$53,345
U.S. Treasury Note	3.000	11/15/2007	1,000	986	989
U.S. Treasury Note	3.375	02/15/2008	75,000	74,478	74,464
U.S. Treasury Note	4.750	05/15/2014	110,200	116,967	116,943

				$245,589	$245,741

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	26,399	07/2005	$0	$(319)	$(319)
Buy	EC	4,110	07/2005	22	0	22
Sell		9,784	07/2005	1	0	1
Sell		42,511	08/2005	129	0	129
Buy	JY	7,636,269	07/2005	0	(2,860)	(2,860)
Buy	PZ	2,748	09/2005	0	(3)	(3)
Buy	RR	23,120	09/2005	0	(3)	(3)
Buy	SV	24,660	09/2005	0	(3)	(3)

				$152	$(3,188)	$(3,036)

See accompanying notes

Schedule of Investments

Convertible Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%
Banking & Finance 2.1%
Dow Jones CDX High Yield Index
8.250% due 06/29/2010	$500	$503
Eircom Funding
8.250% due 08/15/2013	156	170
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	241
Refco Finance Holdings LLC
9.000% due 08/01/2012	125	133

		1,047

Industrials 1.9%
CCO Holdings LLC
8.750% due 11/15/2013	400	396
Charter Communications Operating LLC
8.375% due 04/30/2014	250	250
Qwest Corp.
6.768% due 02/15/2009 (a)	300	296

		942

Utilities 1.2%
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	509
Time Warner Telecom Holdings, Inc.
7.268% due 02/15/2011 (a)	125	126

		635

Total Corporate Bonds & Notes (Cost $2,552)		2,624

CONVERTIBLE BONDS & NOTES 63.0%
Banking & Finance 5.1%
ABB International Finance Ltd.
4.625% due 05/16/2007	450	460
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	279
AngloGold Holdings PLC
2.375% due 02/27/2009	100	94
Goldman Sachs Group, Inc.
1.310% due 09/21/2009 (a)	250	244
1.296% due 09/20/2011 (a)	250	249
Greater Bay Bancorp
0.000% due 03/23/2024	150	134
Host Marriott LP
3.250% due 04/15/2024	375	418
Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	400	401
Providian Financial Corp.
2.750% due 03/15/2016 (a)	250	311

		2,590

Industrials 47.6%
3M Co.
0.000% due 11/21/2032	300	262
Actuant Corp.
2.000% due 11/15/2023	140	182
Advanced Micro Devices, Inc.
4.500% due 12/01/2007	95	228
Allergan, Inc.
0.000% due 11/06/2022	300	294
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	315
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	215
Alza Corp.
0.000% due 07/28/2020	173	155
Amazon.com, Inc.
4.750% due 02/01/2009	191	184
Amdocs Ltd.
0.500% due 03/15/2024	200	183
American Tower Corp.
3.000% due 08/15/2012	500	600
Amgen, Inc.
0.000% due 03/01/2032	500	366
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	350	318
Armor Holdings, Inc.
2.000% due 11/01/2024 (a)	530	518
Bausch & Lomb, Inc.
3.460% due 08/01/2023 (a)	175	269
Bristol-Myers Squibb Co.
2.910% due 09/15/2023 (a)	250	247
Carnival Corp.
2.000% due 04/15/2021	400	567
Cephalon, Inc.
0.000% due 06/15/2033	275	244
Charter Communications, Inc.
5.875% due 11/16/2009	275	178
Chiron Corp.
2.750% due 06/20/2034	375	359
Comcast Corp.
2.000% due 11/15/2029 (a)	6	253
Connetics Corp.
2.000% due 03/30/2015	550	458
Costco Wholesale Corp.
0.000% due 08/19/2017	100	102
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	154
Dov Pharmaceutical, Inc.
2.500% due 01/15/2025	250	248
Eastman Kodak Co.
3.375% due 10/15/2033	100	108
Electronic Data Systems Corp.
3.875% due 07/15/2023	375	358
Exide Technologies
1.910% due 09/18/2013 (a)	125	60
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	374
Flextronics International Ltd.
1.000% due 08/01/2010	350	365
Fluor Corp.
1.500% due 02/15/2024	425	493
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	438
General Mills, Inc.
0.000% due 10/28/2022	170	121
Genzyme Corp.
1.250% due 12/01/2023	350	365
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	390	545
Halliburton Co.
3.125% due 07/15/2023	275	382
Hanover Compressor Co.
4.750% due 01/15/2014	200	207
Harris Corp.
3.500% due 08/15/2022	182	265
Headwaters, Inc.
2.875% due 06/01/2016	250	321
Hilton Hotels Corp.
3.375% due 04/15/2023	452	547
ImClone Systems, Inc.
1.375% due 05/15/2024	500	412
International Game Technology
0.000% due 01/29/2033	375	245
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	269
Invitrogen Corp.
2.000% due 08/01/2023	250	329
Juniper Networks, Inc.
0.000% due 06/15/2008	100	133
Keane, Inc.
2.000% due 06/15/2013	140	134
Lamar Advertising Co.
2.875% due 12/31/2010	225	232
Lockheed Martin Corp.
3.018% due 08/15/2033 (a)	675	722
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	193
0.861% due 10/19/2021 (a)	100	104
Magnum Hunter Resources, Inc.
3.410% due 12/15/2023 (a)	200	296
Manor Care, Inc.
2.625% due 04/15/2023 (a)	225	302
Mediacom Communications Corp.
5.250% due 07/01/2006	675	676
Medtronic, Inc.
1.250% due 09/15/2021	500	498
Nabors Industries, Inc.
0.000% due 06/15/2023	250	258
Novell, Inc.
0.500% due 07/15/2024	150	128
Open Solutions, Inc.
1.467% due 02/02/2035 (a)	500	254
Placer Dome, Inc.
2.750% due 10/15/2023	120	128
Pride International, Inc.
3.250% due 05/01/2033	350	420
Red Hat, Inc.
0.500% due 01/15/2024	225	190
RF Micro Devices, Inc.
1.500% due 07/01/2010	200	187
Roper Industries, Inc.
1.481% due 01/15/2034 (a)	450	235
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	250	190
Schlumberger Ltd.
1.500% due 06/01/2023	355	409
SCI Systems, Inc.
3.000% due 03/15/2007	278	263
Scientific Games Corp.
0.750% due 12/01/2024	525	570
Serologicals Corp.
4.750% due 08/15/2033	225	356
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)	600	548
Sirius Satellite Radio, Inc.
3.250% due 10/15/2011	125	179
Solectron Corp.
0.500% due 02/15/2034	200	150
Sybase, Inc.
1.750% due 02/22/2025	150	144
Synaptics, Inc.
0.750% due 12/01/2024	250	204
Tyco International Group S.A.
2.750% due 01/15/2018	755	978
Utstarcom, Inc.
0.875% due 03/01/2008	200	142
Walt Disney Co.
2.125% due 04/15/2023	450	464
Wyeth
2.390% due 01/15/2024 (a)	166	171
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	272
Xm Satellite Radio, Inc.
1.750% due 12/01/2009	350	327
Yahoo!, Inc.
0.000% due 04/01/2008	70	121
Yellow Roadway Corp.
3.375% due 11/25/2023	304	423

		24,104

Utilities 10.3%
AES Corp.
4.500% due 08/15/2005	550	553
Centerpoint Energy, Inc.
3.750% due 05/15/2023	225	270
CenturyTel, Inc.
4.750% due 08/01/2032	325	340
CMS Energy Corp.
3.375% due 07/15/2023	525	793
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	271
Duke Energy Corp.
1.750% due 05/15/2023	300	378
Lucent Technologies, Inc.
2.750% due 06/15/2023	664	722
Nextel Communications, Inc.
5.250% due 01/15/2010	250	252
Nextel Partners, Inc.
1.500% due 11/15/2008	225	447
Nortel Networks Corp.
4.250% due 09/01/2008	250	234
PPL Energy Supply LLC
2.625% due 05/15/2023	525	628
Reliant Energy, Inc.
5.000% due 08/15/2010	235	349

		5,237

Total Convertible Bonds & Notes (Cost $31,314)		31,931

	Shares
COMMON STOCKS 3.4%
Communications 0.3%
Valor Communications Group, Inc.	9,800	135

Consumer Discretionary 1.2%
Cablevision Systems New York Group ‘A’ (b)	18,700	602

Energy 0.4%
Ferrellgas Partners LP	7,400	154
Freescale Semiconductor, Inc. ‘B’ (b)	2,461	52

		206

Healthcare 0.1%
Elan Corp. PLC SP - ADR (b)	5,001	34

Technology 0.3%
Corning, Inc. (b)	10,973	183

Utilities 1.1%
Williams Cos., Inc.	28,360	539

Total Common Stocks (Cost $1,353)		1,699

CONVERTIBLE PREFERRED STOCK 24.0%
Allied Waste Industries, Inc.
6.250% due 04/01/2006	1,650	76
6.250% due 03/01/2008	2,000	499
Baxter International, Inc.
7.000% due 02/16/2006	7,500	415
Celanese Corp.
4.250% due 12/31/2049	30,000	731
Chesapeake Energy Corp.
5.000% due 12/31/2049	3,000	438
Constellation Brands, Inc.
5.750% due 09/01/2006	11,800	528
El Paso Corp.
9.000% due 08/16/2005	17,465	521
Fannie Mae
5.375% due 12/31/2049	3	291
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	30,475	1,229
FPL Group, Inc.
8.000% due 02/16/2006	4,250	275
General Motors Corp.
5.250% due 03/06/2032	74,000	1,374
HSBC Finance Corp.
8.875% due 02/15/2006	4,500	189
Huntsman Corp.
5.000% due 02/16/2008	9,500	438
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	114
Metlife, Inc.
6.375% due 08/15/2008	48,000	1,255
Mosaic Co.
7.500% due 07/01/2006	6,400	654
Nortel Networks Corp.
7.000% due 08/15/2005	2	90
NRG Energy, Inc.
4.000% due 12/31/2049	500	549
PMI Group, Inc.
5.875% due 11/15/2006	8,200	203
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	268
Public Service Enterprise Group, Inc.
10.250% due 11/16/2005	4,500	347
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	331
State Street Corp.
6.750% due 02/15/2006	722	156
Washington Mutual, Inc.
5.375% due 05/03/2041	8,855	469
Xerox Corp.
6.250% due 07/01/2006	6,200	740

Total Convertible Preferred Stock (Cost $12,973)		12,180

PREFERRED STOCK 0.3%
La Quinta Corp.
9.000% due 02/14/2005	5,300	137

Total Preferred Stock (Cost $135)		137

EXCHANGE-TRADED FUNDS 2.3%
NASDAQ 100 Index Tracking Stock	32,000	1,177

Total Exchange-Traded Funds (Cost $1,206)		1,177

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.9%
Repurchase Agreement 0.7%
State Street Bank
2.650% due 07/01/2005	$379	379
(Dated 06/30/2005. Collateralized by Freddie Mac 2.250% due 11/28/2005 valued at $389. Repurchase proceeds are $379.)

U.S. Treasury Bills 0.2%
2.932% due 09/01/2005-09/15/2005 (c)(d)	95	94

Total Short-Term Instruments (Cost $473)		473

Total Investments (Cost $50,006)	99.1%	$50,221
Other Assets and Liabilities (Net)	0.9%	466

Net Assets	100.0%	$50,687

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Non-income producing security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $94 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	09/2005	36	$(17)

(e) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.300%	03/20/2006	$1,000	$16
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.160%	03/20/2006	250	(2)

						$14

See accompanying notes

Schedule of Investments

Developing Local Markets Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 95.4%
Certificates of Deposit 1.8%
Citibank New York N.A.
3.360% due 09/19/2005	$3,900	$3,900

Commercial Paper 51.6%
Barclays U.S. Funding Corp.
3.290% due 09/06/2005	1,900	1,888
3.315% due 09/14/2005	2,300	2,284
CBA (de) Finance
3.100% due 07/11/2005	1,500	1,499
3.160% due 08/08/2005	1,900	1,894
CDC IXIS Commercial Paper, Inc.
3.360% due 10/04/2005	3,800	3,765
Danske Corp.
3.250% due 09/07/2005	1,900	1,888
Den Norske Bank ASA
3.260% due 09/06/2005	1,900	1,888
3.300% due 09/14/2005	2,300	2,284
Dexia Delaware LLC
3.235% due 08/12/2005	4,300	4,284
Fannie Mae
2.967% due 07/01/2005	5,600	5,600
3.143% due 08/31/2005	1,900	1,889
3.180% due 09/07/2005	3,100	3,080
3.191% due 09/07/2005	4,300	4,272
3.205% due 09/07/2005	5,000	4,968
Federal Home Loan Bank
2.963% due 07/01/2005	5,600	5,600
2.947% due 07/13/2005	8,000	7,992
3.210% due 07/27/2005	3,000	2,993
3.225% due 09/09/2005	3,100	3,079
Freddie Mac
3.175% due 09/06/2005	4,300	4,273
3.183% due 09/06/2005	1,900	1,888
3.190% due 09/06/2005	1,900	1,888
3.250% due 09/13/2005	3,800	3,773
General Electric Capital Corp.
3.270% due 09/07/2005	3,100	3,080
3.290% due 09/09/2005	300	298
HBOS Treasury Services PLC
3.255% due 09/07/2005	1,900	1,888
3.270% due 09/08/2005	200	199
ING U.S. Funding LLC
3.260% due 09/01/2005	1,900	1,889
Nordea North America, Inc.
3.300% due 09/06/2005	4,300	4,273
Rabobank USA Financial Corp.
3.360% due 07/01/2005	1,400	1,400
3.160% due 08/08/2005	1,900	1,893
3.360% due 10/17/2005	2,800	2,771
Royal Bank of Scotland PLC
3.220% due 08/15/2005	3,800	3,785
Skandinaviska Enskilda Banken AB (SEB)
3.280% due 09/07/2005	3,100	3,080
3.310% due 09/15/2005	1,600	1,588
TotalFinaElf Capital S.A.
3.370% due 07/01/2005	2,700	2,700
3.105% due 07/11/2005	1,500	1,499
3.150% due 08/08/2005	1,900	1,894
UBS Finance Delaware LLC
3.390% due 07/01/2005	1,400	1,400
3.105% due 07/11/2005	1,300	1,299
3.165% due 08/08/2005	2,100	2,093
3.375% due 10/17/2005	1,300	1,286
Westpac Capital Corp.
3.260% due 09/07/2005	1,900	1,888
Westpac Trust Securities NZ Ltd. London
3.330% due 10/03/2005	1,500	1,486

		114,658

Repurchase Agreements 42.0%
Credit Suisse First Boston
2.700% due 07/01/2005	93,200	93,200
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $95,418. Repurchase proceeds are $93,207.)
State Street Bank
2.650% due 07/01/2005	146	146
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $150. Repurchase proceeds are $146.)

		93,346

Total Short-Term Instruments (Cost $211,923)		211,904

Total Investments (Cost $211,923)	95.4%	$211,904

Other Assets and Liabilities (Net)	4.6%	10,113

Net Assets	100.0%	$222,017

Notes to Schedule of Investments (amounts in thousands):

(a) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	37,300	11/2005	$708	$0	$708
Buy	CK	171,020	11/2005	0	(52)	(52)
Buy	CO	6,108,750	11/2005	16	(2)	14
Buy	CP	7,532,244	11/2005	193	0	193
Buy	CY	32,782	11/2005	0	(11)	(11)
Buy	H$	34,068	11/2005	5	0	5
Buy	IS	10,630	11/2005	0	(30)	(30)
Buy	KW	17,985,207	11/2005	0	(323)	(323)
Buy	MP	270,419	11/2005	311	0	311
Buy	PN	31,695	11/2005	6	0	6
Buy	PZ	1,690	08/2005	5	0	5
Buy		77,188	11/2005	129	(36)	93
Sell		1,096	11/2005	0	(2)	(2)
Buy	RP	344,243	11/2005	26	0	26
Buy	RR	15,362	09/2005	0	(2)	(2)
Buy		443,829	11/2005	1	(120)	(119)
Buy	S$	36,657	11/2005	1	(189)	(188)
Buy	SR	8,277	08/2005	40	0	40
Buy		72,931	11/2005	199	(1)	198
Sell		2,243	11/2005	0	(8)	(8)
Buy	SV	15,845	08/2005	1	0	1
Buy		369,700	11/2005	31	(23)	8
Buy	T$	313,430	11/2005	0	(138)	(138)
Buy	TB	153,845	11/2005	0	(66)	(66)
Buy	TL	8,598	11/2005	191	0	191

				$1,863	$(1,003)	$860

See accompanying notes

Schedule of Investments

Diversified Income Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.0%
Appleton Papers, Inc.
4.790% due 06/09/2010 (a)		$149	$151
4.330% due 06/11/2010 (a)		149	150
Kingdom of Morocco
2.188% due 01/05/2009 (a)		59	58

Total Bank Loan Obligations (Cost $358)			359

CORPORATE BONDS & NOTES 40.4%
Banking & Finance 8.9%
Affinia Group, Inc.
9.000% due 11/30/2014		500	422
AIG SunAmerica Global Funding
6.900% due 03/15/2032		220	272
American International Group, Inc.
2.875% due 05/15/2008		1,000	962
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		1,480	1,511
Banco Santander Chile
3.720% due 12/09/2009 (a)		2,000	2,006
Bank of America Corp.
3.875% due 01/15/2008		920	917
5.875% due 02/15/2009		100	106
Banque Centrale de Tunisie
7.375% due 04/25/2012		1,375	1,588
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		2,600	2,925
Beaver Valley Funding Corp.
9.000% due 06/01/2017		325	386
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,050	2,204
CitiCorp
6.375% due 11/15/2008		400	427
Citigroup, Inc.
6.000% due 02/21/2012		650	711
7.750% due 12/01/2036		100	107
Export-Import Bank of China
5.250% due 07/29/2014		6,625	6,885
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,000	1,940
Ford Motor Credit Co.
6.500% due 01/25/2007		700	705
5.700% due 01/15/2010		3,575	3,301
Forest City Enterprises, Inc.
7.625% due 06/01/2015		375	403
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,260	1,361
General Electric Capital Corp.
5.875% due 02/15/2012		500	541
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		3,580	3,583
6.750% due 01/15/2006		340	343
7.000% due 02/01/2012		850	785
6.875% due 08/28/2012		330	303
8.000% due 11/01/2031		575	514
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)		2,150	2,163
5.700% due 09/01/2012		165	176
4.750% due 07/15/2013		1,225	1,226
5.250% due 10/15/2013		2,400	2,481
6.125% due 02/15/2033		45	49
Homer City Funding LLC
8.734% due 10/01/2026		1,491	1,752
Household Finance Corp.
4.125% due 12/15/2008		500	497
4.750% due 07/15/2013		120	120
HSBC Bank USA
4.625% due 04/01/2014		400	400
Industrial Bank of Korea
4.000% due 05/19/2014 (a)		30	29
International Lease Finance Corp.
3.541% due 01/15/2010 (a)		3,000	2,998
JSG Funding PLC
9.625% due 10/01/2012		2,260	2,271
Korea Development Bank
4.750% due 07/20/2009		2,050	2,079
3.545% due 10/20/2009 (a)		2,100	2,103
5.750% due 09/10/2013		385	413
Kraton Polymers LLC
8.125% due 01/15/2014		2,000	1,935
La Quinta Properties, Inc.
8.875% due 03/15/2011		1,075	1,168
MetLife, Inc.
5.375% due 12/15/2012		45	47
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		600	680
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		450	497
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		2,315	2,688
NiSource Finance Corp.
3.854% due 11/23/2009 (a)		7,000	7,034
Pemex Finance Ltd.
8.020% due 05/15/2007		370	383
9.690% due 08/15/2009		1,131	1,244
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		1,193	1,197
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,495	1,495
7.250% due 02/15/2011		700	674
Rabobank Capital Funding II
5.260% due 12/26/2049 (a)		860	886
Refco Finance Holdings LLC
9.000% due 08/01/2012		1,600	1,704
Riggs Capital Trust
8.625% due 12/31/2026		1,000	1,155
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049		500	596
Targeted Return Index Securities Trust
7.913% due 08/01/2015 (a)		26,370	27,901
UFJ Finance Aruba AEC
6.750% due 07/15/2013		500	558
UGS Corp.
10.000% due 06/01/2012		950	1,059
Universal City Development Partners
11.750% due 04/01/2010		500	576
Universal City Florida Holding Co.
8.375% due 05/01/2010		800	838
Ventas Realty LP
8.750% due 05/01/2009		750	832
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	495

			111,515

Industrials 24.5%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		2,900	3,038
8.375% due 04/01/2015		1,000	1,025
8.850% due 08/01/2030		745	717
Aearo Co.
8.250% due 04/15/2012		500	502
AES Ironwood LLC
8.857% due 11/30/2025		1,679	1,910
Airgas, Inc.
6.250% due 07/15/2014		1,050	1,068
Alderwoods Group, Inc.
7.750% due 09/15/2012		1,400	1,493
Alliance One International, Inc.
11.000% due 05/15/2012		700	724
Allied Waste North America, Inc.
8.500% due 12/01/2008		995	1,048
6.500% due 11/15/2010		250	247
7.875% due 04/15/2013		1,000	1,027
Amerada Hess Corp.
6.650% due 08/15/2011		810	892
7.300% due 08/15/2031		425	514
American Media Operations, Inc.
10.250% due 05/01/2009		500	502
8.875% due 01/15/2011		250	238
AOL Time Warner, Inc.
6.750% due 04/15/2011		4,000	4,438
6.875% due 05/01/2012		2,625	2,966
7.700% due 05/01/2032		200	254
Argo-Tech Corp.
9.250% due 06/01/2011		750	817
Armor Holdings, Inc.
8.250% due 08/15/2013		325	353
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,500	2,619
AT&T Broadband Corp.
8.375% due 03/15/2013		315	385
Aviall, Inc.
7.625% due 07/01/2011		675	715
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,001
Boise Cascade LLC
6.016% due 10/15/2012 (a)		500	507
Boyd Gaming Corp.
7.750% due 12/15/2012		1,025	1,101
Buhrmann US, Inc.
8.250% due 07/01/2014		1,850	1,859
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005		270	273
Cablevision Systems Corp.
8.000% due 04/15/2012		3,500	3,447
Caesars Entertainment, Inc.
7.875% due 12/15/2005		1,000	1,017
8.875% due 09/15/2008		335	375
7.875% due 03/15/2010		300	338
7.000% due 04/15/2013		500	557
CanWest Media, Inc.
8.000% due 09/15/2012		1,803	1,907
CCO Holdings LLC
8.750% due 11/15/2013		1,750	1,733
Cenveo Corp.
9.625% due 03/15/2012		670	727
Charter Communications Holdings LLC
10.000% due 04/01/2009		600	467
10.250% due 09/15/2010		2,000	2,033
8.000% due 04/30/2012		2,750	2,750
8.375% due 04/30/2014		1,250	1,250
Chesapeake Energy Corp.
7.500% due 06/15/2014		1,000	1,090
Clear Channel Communications, Inc.
7.650% due 09/15/2010		340	369
5.750% due 01/15/2013		400	391
Comcast Cable Communications, Inc.
6.200% due 11/15/2008		100	106
6.875% due 06/15/2009		1,095	1,194
7.125% due 06/15/2013		2,130	2,445
Comcast Corp.
5.300% due 01/15/2014		2,000	2,060
6.500% due 01/15/2015		100	112
7.050% due 03/15/2033		200	237
Commonwealth Brands, Inc.
9.750% due 04/15/2008		350	370
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500	505
Constellation Brands, Inc.
8.625% due 08/01/2006		700	732
Cox Communications, Inc.
7.125% due 10/01/2012		725	814
Crown European Holdings S.A.
9.500% due 03/01/2011		715	794
10.875% due 03/01/2013		1,700	2,006
CSC Holdings, Inc.
8.125% due 08/15/2009		335	341
7.625% due 04/01/2011		2,300	2,283
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)		4,000	4,006
3.600% due 11/17/2006 (a)		2,000	2,000
3.610% due 03/07/2007 (a)		5,500	5,485
3.859% due 09/10/2007 (a)		1,514	1,515
7.300% due 01/15/2012		490	548
6.500% due 11/15/2013		2,300	2,493
8.500% due 01/18/2031		340	432
DaVita, Inc.
6.625% due 03/15/2013		1,250	1,297
7.250% due 03/15/2015		1,000	1,033
Delhaize America, Inc.
7.375% due 04/15/2006		1,004	1,031
8.125% due 04/15/2011		2,000	2,253
Delphi Corp.
6.500% due 08/15/2013		4,040	3,020
Dex Media West LLC
8.500% due 08/15/2010		750	821
9.875% due 08/15/2013		3,130	3,584
DirecTV Holdings LLC
8.375% due 03/15/2013		1,300	1,446
Dobson Communications Corp.
8.875% due 10/01/2013		700	644
Dow Chemical Co.
5.750% due 12/15/2008		105	110
6.000% due 10/01/2012		250	274
Dresser, Inc.
9.375% due 04/15/2011		1,550	1,639
Duke Energy Corp.
5.625% due 11/30/2012		225	239
Duke Energy Field Services LLC
7.500% due 08/16/2005		245	246
Dura Operating Corp.
8.625% due 04/15/2012		2,280	2,063
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,550	1,550
Dynegy Holdings, Inc.
9.875% due 07/15/2010		1,750	1,943
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)		2,000	2,055
El Paso CGP Co.
7.625% due 09/01/2008		175	180
6.375% due 02/01/2009		1,500	1,485
El Paso Corp.
7.875% due 06/15/2012		620	642
El Paso Production Holding Co.
7.750% due 06/01/2013		8,915	9,561
Enterprise Products Operating LP
4.000% due 10/15/2007		700	693
4.625% due 10/15/2009		1,100	1,096
4.950% due 06/01/2010		2,500	2,514
Equistar Chemicals LP
10.125% due 09/01/2008		1,299	1,413
10.625% due 05/01/2011		2,000	2,218
Evergreen Resources, Inc.
5.875% due 03/15/2012		1,000	995
Extendicare Health Services, Inc.
9.500% due 07/01/2010		500	543
Ferrellgas Partners LP
8.750% due 06/15/2012		3,070	3,085
Fisher Communications, Inc.
8.625% due 09/15/2014		500	533
Fisher Scientific International, Inc.
8.000% due 09/01/2013		350	402
Ford Motor Co.
7.450% due 07/16/2031		4,000	3,348
Freescale Semiconductor, Inc.
5.891% due 07/15/2009 (a)		900	939
7.125% due 07/15/2014		550	594
Gazinvest International S.A.
7.250% due 10/30/2008		1,400	1,478
General Motors Corp.
7.200% due 01/15/2011		5,810	5,403
8.375% due 07/15/2033		6,300	5,292
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,000	3,090
8.125% due 05/15/2011		800	906
8.000% due 01/15/2024		3,970	4,585
Greif, Inc.
8.875% due 08/01/2012		495	535
Hanover Compressor Co.
8.500% due 09/01/2008		1,000	1,045
8.625% due 12/15/2010		500	531
9.000% due 06/01/2014		2,000	2,140
HCA, Inc.
5.500% due 12/01/2009		4,700	4,737
HealthSouth Corp.
7.625% due 06/01/2012 (b)		1,500	1,463
Horizon Lines LLC
9.000% due 11/01/2012		1,500	1,579
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	3,037
Ingles Markets, Inc.
8.875% due 12/01/2011		1,725	1,762
Insight Midwest LP
9.750% due 10/01/2009		500	519
10.500% due 11/01/2010		1,250	1,331
International Paper Co.
6.750% due 09/01/2011		220	240
Invensys PLC
9.875% due 03/15/2011		500	480
ISP Chemco, Inc.
10.250% due 07/01/2011		1,375	1,506
ISP Holdings, Inc.
10.625% due 12/15/2009		165	178
Johnsondiversey, Inc.
9.625% due 05/15/2012		475	485
Kappa Beheer BV
10.625% due 07/15/2009		225	233
Kerr-McGee Corp.
7.875% due 09/15/2031		145	166
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,551
5.125% due 05/20/2015		750	754
Kroger Co.
6.800% due 04/01/2011		1,000	1,099
5.500% due 02/01/2013		1,240	1,291
Legrand Holding S.A.
10.500% due 02/15/2013		155	177
MagnaChip Semiconductor S.A.
6.660% due 12/15/2011 (a)		1,000	995
Mandalay Resort Group
9.375% due 02/15/2010		1,534	1,722
7.625% due 07/15/2013		200	212
MCI, Inc.
7.688% due 05/01/2009		3,000	3,131
8.735% due 05/01/2014		7,750	8,709
Mediacom Broadband LLC
11.000% due 07/15/2013		1,760	1,914
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012		1,500	1,620
MGM Mirage, Inc.
9.750% due 06/01/2007		230	250
6.000% due 10/01/2009		2,000	2,020
8.375% due 02/01/2011		1,150	1,259
Nalco Co.
7.750% due 11/15/2011		1,025	1,097
8.875% due 11/15/2013		400	431
Newpark Resources, Inc.
8.625% due 12/15/2007		1,150	1,144
Norfolk Southern Corp.
7.800% due 05/15/2027		6	8
5.640% due 05/17/2029		164	172
Novelis, Inc.
7.250% due 02/15/2015		2,500	2,522
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		750	801
8.750% due 11/15/2012		750	831
8.250% due 05/15/2013		400	437
6.750% due 12/01/2014		2,000	2,033
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		81	90
Peabody Energy Corp.
6.875% due 03/15/2013		500	533
Pemex Project Funding Master Trust
9.375% due 12/02/2008		203	232
4.941% due 10/15/2009 (a)		3,500	3,689
4.710% due 06/15/2010 (a)		9,700	10,030
8.000% due 11/15/2011		2,100	2,391
7.375% due 12/15/2014		1,251	1,406
5.750% due 12/15/2015		4,000	4,002
9.250% due 03/30/2018		4,068	5,268
8.625% due 02/01/2022		517	638
Petrobras International Finance Co.
7.750% due 09/15/2014		500	520
Petronas Capital Ltd.
7.000% due 05/22/2012		250	285
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,000	1,075
Primedia, Inc.
8.000% due 05/15/2013		1,005	1,013
Quebecor Media, Inc.
11.125% due 07/15/2011		1,560	1,741
Qwest Corp.
7.750% due 02/15/2011		8,275	8,047
8.875% due 03/15/2012		1,390	1,519
8.000% due 02/15/2014		775	737
Rayovac Corp.
7.375% due 02/01/2015		1,500	1,459
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	998
Roundy’s, Inc.
8.875% due 06/15/2012		1,700	1,760
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		375	417
Ryerson Tull, Inc.
8.250% due 12/15/2011		1,000	875
Seneca Gaming Corp.
7.250% due 05/01/2012		500	519
SESI LLC
8.875% due 05/15/2011		875	938
Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012		2,000	2,060
Six Flags, Inc.
9.750% due 04/15/2013		1,200	1,139
Smurfit Capital Funding PLC
6.750% due 11/20/2005		500	503
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		350	372
8.375% due 07/01/2012		300	305
Sonat, Inc.
7.625% due 07/15/2011		500	506
Station Casinos, Inc.
6.000% due 04/01/2012		1,000	1,020
6.500% due 02/01/2014		700	718
Superior Essex Communications
9.000% due 04/15/2012		1,000	995
Tenet Healthcare Corp.
6.375% due 12/01/2011		300	287
7.375% due 02/01/2013		500	496
9.875% due 07/01/2014		750	808
9.250% due 02/01/2015		500	521
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,400	1,589
8.625% due 11/15/2014		500	505
TransMontaigne, Inc.
9.125% due 06/01/2010		750	784
Triad Hospitals, Inc.
7.000% due 05/15/2012		500	524
7.000% due 11/15/2013		500	516
Trinity Industries, Inc.
6.500% due 03/15/2014		1,800	1,800
True Temper Sports, Inc.
8.375% due 09/15/2011		1,000	933
TRW Automotive, Inc.
9.375% due 02/15/2013		2,201	2,449
Tyco International Group S.A.
6.375% due 02/15/2006		3,000	3,041
6.750% due 02/15/2011		500	556
6.375% due 10/15/2011		445	489
Union Pacific Corp.
6.700% due 12/01/2006		3,250	3,357
United Airlines, Inc.
7.783% due 01/01/2014		254	235
Vintage Petroleum, Inc.
7.875% due 05/15/2011		1,300	1,378
8.250% due 05/01/2012		100	109
VWR International, Inc.
8.000% due 04/15/2014		1,500	1,436
Walt Disney Co.
6.375% due 03/01/2012		640	709
Warner Chilcott Corp.
8.750% due 02/01/2015		2,000	1,955
Waste Management, Inc.
7.375% due 08/01/2010		900	1,008
7.650% due 03/15/2011		270	309
Westlake Chemical Corp.
8.750% due 07/15/2011		968	1,058
Williams Cos., Inc.
8.125% due 03/15/2012		945	1,077
7.750% due 06/15/2031		115	127
8.750% due 03/15/2032		350	422
Wyeth
6.450% due 02/01/2024		300	343
Wynn Las Vegas LLC
6.625% due 12/01/2014		2,300	2,248
Young Broadcasting, Inc.
10.000% due 03/01/2011		1,150	1,098

			305,519

Utilities 7.0%
AES Corp.
8.750% due 05/15/2013		1,750	1,964
American Cellular Corp.
10.000% due 08/01/2011		725	740
AT&T Corp.
6.000% due 03/15/2009		260	274
9.050% due 11/15/2011		947	1,096
AT&T Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,609
British Telecom PLC
8.375% due 12/15/2010		2,240	2,655
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500	1,723
Cincinnati Bell, Inc.
8.375% due 01/15/2014		4,200	4,326
7.000% due 02/15/2015		1,000	983
CMS Energy Corp.
7.500% due 01/15/2009		2,800	2,961
7.750% due 08/01/2010		175	189
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	740
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,508
Dominion Resources, Inc.
5.700% due 09/17/2012		260	275
El Paso Natural Gas Co.
7.625% due 08/01/2010		200	212
France Telecom S.A.
7.450% due 03/01/2006 (a)		650	664
GPU, Inc.
7.700% due 12/01/2005		3,200	3,246
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		450	479
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		1,000	1,038
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		2,200	2,382
8.625% due 11/14/2011		125	141
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	319
Midwest Generation LLC
8.560% due 01/02/2016		425	472
8.750% due 05/01/2034		3,200	3,600
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,018
MSW Energy Holdings LLC
8.500% due 09/01/2010		900	956
Nevada Power Co.
5.875% due 01/15/2015		450	455
Nextel Communications, Inc.
6.875% due 10/31/2013		3,000	3,221
5.950% due 03/15/2014		1,000	1,044
7.375% due 08/01/2015		2,125	2,306
Niagara Mohawk Power Corp.
6.625% due 07/01/2005		170	170
NRG Energy, Inc.
8.000% due 12/15/2013		3,013	3,194
Ohio Edison Co.
5.647% due 06/15/2009		1,500	1,563
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		459	459
Progress Energy, Inc.
7.100% due 03/01/2011		3,715	4,143
7.000% due 10/30/2031		170	197
PSEG Energy Holdings LLC
7.750% due 04/16/2007		1,750	1,816
10.000% due 10/01/2009		725	817
8.500% due 06/15/2011		2,200	2,409
PSEG Power LLC
3.750% due 04/01/2009		3,000	2,929
7.750% due 04/15/2011		1,000	1,154
6.950% due 06/01/2012		270	304
5.500% due 12/01/2015		900	938
Qwest Communications International, Inc.
7.250% due 02/15/2011		4,000	3,890
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		1,662	1,633
Reliant Energy, Inc.
9.500% due 07/15/2013		3,450	3,847
6.750% due 12/15/2014		750	737
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		500	511
Rural Cellular Corp.
9.875% due 02/01/2010		1,050	1,089
8.250% due 03/15/2012		1,800	1,890
South Point Energy
8.400% due 05/30/2012		2,096	1,991
Southern California Edison Co.
3.440% due 01/13/2006 (a)		75	75
Sprint Capital Corp.
7.125% due 01/30/2006		2,500	2,542
TECO Energy, Inc.
7.500% due 06/15/2010		1,300	1,424
Time Warner Telecom, Inc.
9.750% due 07/15/2008		200	202
10.125% due 02/01/2011		325	327
Triton PCS, Inc.
8.500% due 06/01/2013		2,050	1,901
Verizon New England, Inc.
6.500% due 09/15/2011		625	681
Verizon New York, Inc.
6.875% due 04/01/2012		25	28
Virginia Electric & Power Co.
4.750% due 03/01/2013		245	246

			86,703

Total Corporate Bonds & Notes (Cost $500,537)			503,737

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
5.500% due 12/01/2032 - 05/01/2035 (d)		32,740	33,229
Freddie Mac
5.000% due 06/15/2013		844	848

Total U.S. Government Agencies (Cost $33,834)			34,077

U.S. TREASURY OBLIGATIONS 5.5%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014		2,787	2,872
U.S. Treasury Bonds
7.875% due 02/15/2021		2,300	3,256
6.250% due 08/15/2023		75	94
U.S. Treasury Notes
4.875% due 02/15/2012		39,100	41,538
4.250% due 08/15/2013		12,800	13,124
4.125% due 05/15/2015		7,600	7,713

Total U.S. Treasury Obligations (Cost $67,434)			68,597

ASSET-BACKED SECURITIES 0.3%
SLM Student Loan Trust
3.141% due 04/25/2010 (a)		3,861	3,862

Total Asset-Backed Securities (Cost $3,861)			3,862

SOVEREIGN ISSUES 31.0%
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,399
Republic of Brazil
4.250% due 04/15/2006 (a)		279	280
10.000% due 01/16/2007		1,000	1,075
11.250% due 07/26/2007		250	280
11.500% due 03/12/2008		1,825	2,105
4.313% due 04/15/2009 (a)		6,453	6,404
9.230% due 06/29/2009 (a)		11,800	13,703
14.500% due 10/15/2009		900	1,174
12.000% due 04/15/2010		2,200	2,684
10.000% due 08/07/2011		7,850	9,016
11.000% due 01/11/2012		15,825	18,871
4.313% due 04/15/2012 (a)		7,526	7,281
10.250% due 06/17/2013		1,100	1,295
8.000% due 04/15/2014		20,213	20,834
10.500% due 07/14/2014		6,200	7,347
8.875% due 10/14/2019		4,250	4,516
6.000% due 04/15/2024 (a)		1,500	1,467
8.875% due 04/15/2024		2,907	3,038
10.125% due 05/15/2027		650	756
12.250% due 03/06/2030		2,335	3,141
8.250% due 01/20/2034		7,270	7,128
11.000% due 08/17/2040		33,567	40,423
Republic of Bulgaria
3.750% due 07/28/2012 (a)		187	187
Republic of Chile
7.125% due 01/11/2012		857	987
5.500% due 01/15/2013		635	677
Republic of Colombia
9.750% due 04/23/2009		45	52
9.750% due 04/09/2011		135	154
10.000% due 01/23/2012		941	1,101
10.750% due 01/15/2013		3,800	4,640
11.750% due 02/25/2020		1,000	1,320
10.375% due 01/28/2033		515	617
Republic of Croatia
3.813% due 07/31/2010 (a)		153	153
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,182
8.000% due 08/15/2030 (a)		22,745	19,068
Republic of Guatemala
10.250% due 11/08/2011		1,000	1,211
9.250% due 08/01/2013		1,845	2,183
Republic of Malaysia
8.750% due 06/01/2009		255	295
7.500% due 07/15/2011		899	1,049
Republic of Panama
8.250% due 04/22/2008		2,042	2,236
9.625% due 02/08/2011		442	530
9.375% due 07/23/2012		1,843	2,239
7.250% due 03/15/2015		2,325	2,539
9.375% due 01/16/2023		400	496
8.875% due 09/30/2027		500	599
9.375% due 04/01/2029		75	93
Republic of Peru
9.125% due 01/15/2008		321	356
9.125% due 02/21/2012		1,586	1,864
9.875% due 02/06/2015		447	555
5.000% due 03/07/2017 (a)		3,316	3,176
8.750% due 11/21/2033		1,000	1,132
Republic of Poland
4.000% due 10/27/2024 (a)		55	53
Republic of South Africa
9.125% due 05/19/2009		750	872
7.375% due 04/25/2012		2,730	3,146
6.500% due 06/02/2014		7,500	8,391
Republic of Ukraine
11.000% due 03/15/2007		373	395
6.365% due 08/05/2009 (a)		2,700	2,923
6.875% due 03/04/2011		1,300	1,376
7.650% due 06/11/2013		1,725	1,906
Republic of Venezuela
5.375% due 08/07/2010		1,000	934
4.150% due 04/20/2011 (a)		500	457
10.750% due 09/19/2013		1,980	2,323
9.250% due 09/15/2027		6,740	7,084
9.375% due 01/13/2034		1,100	1,155
Russian Federation
8.750% due 07/24/2005		7,750	7,779
8.250% due 03/31/2010 (a)		5,380	5,882
11.000% due 07/24/2018		500	749
12.750% due 06/24/2028		500	906
5.000% due 03/31/2030 (a)		78,656	88,006
United Mexican States
9.875% due 02/01/2010		215	261
6.375% due 01/16/2013		3,689	3,969
5.875% due 01/15/2014		9,250	9,676
6.625% due 03/03/2015		1,500	1,655
11.375% due 09/15/2016		30	45
8.125% due 12/30/2019		1,795	2,208
8.000% due 09/24/2022		45	55
8.300% due 08/15/2031		4,868	6,073
7.500% due 04/08/2033		530	610
6.750% due 09/27/2034		18,600	19,763

Total Sovereign Issues (Cost $359,434)			386,560

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 8.3%
Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,561
Aspropulsion Capital BV
9.625% due 10/01/2013		325	450
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,998
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	6,798
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,148
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,665
El Paso Corp.
7.125% due 05/06/2009		600	755
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,768
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,246
Gazprom Capital
5.875% due 06/01/2015		4,000	4,887
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,137
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,520
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,170
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,086
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,529
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,866
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,762
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,437
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,398
Republic of Ukraine
10.000% due 03/15/2007		7,523	9,737
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,559
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		500	439
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,126
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	894
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (a)	EC	5,300	6,745
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	6,677
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,130
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	2,935
Veolia Environnement
4.875% due 05/28/2013		3,460	4,611

Total Foreign Currency-Denominated Issues (Cost $102,012)			104,034

		Shares
PREFERRED SECURITY 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,398
Riggs Capital Trust
8.625% due 12/31/2026 (b)		345,000	399

Total Preferred Security (Cost $1,786)			1,797

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		38,950	2,171
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)		3,000,000	3,357

Total Preferred Stock (Cost $5,242)			5,528

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.9%
Commercial Paper 11.0%
Bank of Ireland
3.180% due 08/22/2005		$20,500	20,406
3.190% due 08/23/2005		12,800	12,740
Fannie Mae
3.172% due 08/31/2005		4,100	4,076
3.180% due 09/07/2005		4,100	4,074
3.205% due 09/07/2005		4,900	4,869
3.250% due 09/14/2005		4,700	4,667
Freddie Mac
3.310% due 11/02/2005		10,700	10,572
National Australia Funding, Inc.
3.030% due 07/01/2005		3,400	3,400
Rabobank USA Financial Corp.
3.360% due 07/01/2005		2,100	2,100
3.105% due 08/09/2005		1,700	1,694
Skandinaviska Enskilda Banken AB (SEB)
3.070% due 07/14/2005		10,700	10,688
3.170% due 08/16/2005		2,800	2,789
3.280% due 09/07/2005		22,200	22,057
UBS Finance Delaware LLC
3.070% due 07/08/2005		400	400
3.105% due 07/11/2005		1,600	1,599
3.115% due 07/25/2005		4,700	4,690
3.230% due 09/19/2005		1,700	1,687
3.255% due 09/26/2005		25,200	24,991

			137,499

Repurchase Agreements 0.7%
Credit Suisse First Boston
2.700% due 07/01/2005		6,000	6,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $6,140. Repurchase proceeds are $6,000.)
State Street Bank
2.650% due 07/01/2005		2,250	2,250
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $2,299. Repurchase proceeds are $2,250.)

			8,250

U.S. Treasury Bills 0.2%
2.931% due 09/01/2005-09/15/2005 (d)(e)(f)		3,100	3,080

Total Short-Term Instruments (Cost $148,859)			148,829

Total Investments (j) (Cost $1,223,357)		100.7%	$1,257,380
Written Options (h) (Premiums $86)		(0.0%)	(17)
Other Assets and Liabilities (Net)		(0.7%)	(8,784)

Net Assets		100.0%	$1,248,579

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Securities with an aggregate market value of $2,088 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	09/2005	374	$680
U.S. Treasury 30-Year Bond Long Futures	09/2005	455	503

			$1,183

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(6)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	1,477
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/15/2015		$700	5
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		29,600	(97)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		700	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		26,700	(147)

							$1,234

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$(20)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	6,300	139
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(387)
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	14
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	98
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	41
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	20
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	11
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	133
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	221
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	26
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	91
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	1,500	7
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	344
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	4,300	103
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	21
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	8
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	27
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2

						$899

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	354	$43	$11
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	354	43	6

				$86	$17

(i) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	07/2005	$202	$0	$202
Buy		832	07/2005	47	0	47
Buy		1,373	08/2005	40	0	40
Buy		691	09/2005	15	0	15
Sell	C$	4,500	07/2005	0	(55)	(55)
Buy	CP	304,523	08/2005	1	0	1
Buy		139,385	09/2005	5	0	5
Buy	CY	2,189	09/2005	0	(5)	(5)
Buy	EC	1,198	07/2005	6	0	6
Sell		73,116	07/2005	122	0	122
Buy		408	08/2005	0	(1)	(1)
Buy	JY	1,172,641	07/2005	0	(430)	(430)
Buy	KW	583,121	07/2005	0	(20)	(20)
Buy		5,868,808	08/2005	0	(193)	(193)
Buy		271,400	09/2005	0	(5)	(5)
Buy	MP	5,357	08/2005	13	0	13
Buy		14,474	09/2005	4	0	4
Buy	PN	1,586	08/2005	0	0	0
Buy		804	09/2005	0	0	0
Buy	PZ	1,578	08/2005	0	(7)	(7)
Buy		955	09/2005	0	(1)	(1)
Buy	RP	15,658	09/2005	1	0	1
Buy		8,557	11/2005	0	(1)	(1)
Buy	RR	18,920	07/2005	0	(22)	(22)
Buy		13,240	08/2005	0	(13)	(13)
Buy		7,032	09/2005	0	(1)	(1)
Buy	S$	473	07/2005	0	(7)	(7)
Buy		783	08/2005	0	(9)	(9)
Buy		394	09/2005	0	(2)	(2)
Buy	SR	1,173	08/2005	0	(17)	(17)
Buy	SV	25,026	08/2005	0	(24)	(24)
Buy		7,706	09/2005	0	(1)	(1)
Buy	T$	15,348	08/2005	0	(9)	(9)
Buy		7,661	09/2005	0	(3)	(3)

				$456	$(826)	$(370)

(j) As of June 30, 2005, portfolio securities with an aggregate market value of $8,998 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 28.9%
Republic of Brazil
4.250% due 04/15/2006 (a)		$12,075	$12,088
10.000% due 01/16/2007		1,000	1,075
11.500% due 03/12/2008		14,100	16,264
9.375% due 04/07/2008		200	221
4.313% due 04/15/2009 (a)		34,079	33,822
9.230% due 06/29/2009 (a)		32,650	37,915
14.500% due 10/15/2009		2,600	3,393
12.000% due 04/15/2010		4,865	5,935
9.250% due 10/22/2010		2,880	3,218
10.000% due 08/07/2011		8,180	9,395
11.000% due 01/11/2012		38,239	45,600
4.313% due 04/15/2012 (a)		61,837	59,827
10.250% due 06/17/2013		7,500	8,831
8.000% due 04/15/2014		52,373	53,984
10.500% due 07/14/2014		49,405	58,545
8.875% due 10/14/2019		14,325	15,220
12.750% due 01/15/2020		3,750	5,138
4.250% due 04/15/2024 (a)		1,130	1,080
6.000% due 04/15/2024 (a)		12,947	12,666
8.875% due 04/15/2024		22,160	23,152
8.750% due 02/04/2025		5,500	5,692
10.125% due 05/15/2027		32,810	38,175
12.250% due 03/06/2030		17,365	23,356
8.250% due 01/20/2034		68,930	67,586
11.000% due 08/17/2040		187,286	225,539

Total Brazil (Cost $710,034)			767,717

BULGARIA 0.0%
Republic of Bulgaria
3.750% due 07/28/2012 (a)		$13	13
8.250% due 01/15/2015		150	189

Total Bulgaria (Cost $197)			202

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
7.750% due 09/15/2014		$650	676
Vale Overseas Ltd.
8.250% due 01/17/2034		750	829

Total Cayman Islands (Cost $1,291)			1,505

CHILE 0.5%
Banco Santander Chile
3.720% due 12/09/2009 (a)		$8,500	8,527
5.375% due 12/09/2014		3,000	3,103
Republic of Chile
3.587% due 01/28/2008 (a)		24	24
7.125% due 01/11/2012		1,740	2,005
5.500% due 01/15/2013		1,815	1,935

Total Chile (Cost $15,306)			15,594

CHINA 0.7%
Export-Import Bank of China
5.250% due 07/29/2014		$17,910	18,612

Total China (Cost $17,739)			18,612

COLOMBIA 1.6%
Republic of Colombia
9.750% due 04/23/2009		$910	1,052
10.500% due 07/09/2010		2,000	2,390
9.750% due 04/09/2011		5,426	6,224
10.000% due 01/23/2012		9,650	11,291
10.750% due 01/15/2013		6,685	8,162
11.750% due 02/25/2020		1,300	1,716
10.375% due 01/28/2033		9,450	11,316

Total Colombia (Cost $40,314)			42,151

CROATIA 0.0%
Republic of Croatia
3.813% due 07/31/2010 (a)		$898	899

Total Croatia (Cost $896)			899

ECUADOR 4.5%
Republic of Ecuador
12.000% due 11/15/2012		$850	804
8.000% due 08/15/2030 (a)		140,537	117,737

Total Ecuador (Cost $109,994)			118,541

EGYPT 0.2%
Republic of Egypt
8.750% due 07/11/2011		$4,000	4,867

Total Egypt (Cost $4,782)			4,867

EL SALVADOR 0.2%
Republic of El Salvador
8.500% due 07/25/2011		$5,515	6,415

Total El Salvador (Cost $5,978)			6,415

GERMANY (e) 1.5%
Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	1,000	1,277
Gazprom International S.A.
9.125% due 04/25/2007		$1,000	1,079
9.625% due 03/01/2013		8,800	10,815
Republic of Germany
3.750% due 07/04/2013	EC	20,000	25,624

Total Germany (Cost $40,302)			38,795

GUATEMALA 0.7%
Republic of Guatemala
10.250% due 11/08/2011		$1,350	1,635
9.250% due 08/01/2013		14,131	16,718

Total Guatemala (Cost $17,968)			18,353

HONG KONG 0.1%
Hong Kong Government International Bond
5.125% due 08/01/2014		$2,950	3,090

Total Hong Kong (Cost $2,929)			3,090

INDIA 0.1%
Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,482

Total India (Cost $1,490)			1,482

LUXEMBOURG (e) 1.1%
Gaz Capital S.A.
5.875% due 06/01/2015	EC	7,550	9,224
8.625% due 04/28/2034		$1,900	2,385
Gazprom International S.A.
7.201% due 02/01/2020		5,000	5,400
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,561
Tengizchevroil Finance Co.
6.124% due 11/15/2014		7,800	8,030
VimpelCom
8.375% due 10/22/2011		450	460

Total Luxembourg (Cost $28,034)			29,060

MALAYSIA 1.6%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	2,084
Petronas Capital Ltd.
7.000% due 05/22/2012		24,160	27,536
7.875% due 05/22/2022		3,000	3,812
Republic of Malaysia
8.750% due 06/01/2009		3,200	3,702
TNB Capital L Ltd.
5.250% due 05/05/2015		6,300	6,448

Total Malaysia (Cost $42,645)			43,582

MEXICO 15.5%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$4,050	4,136
Pemex Finance Ltd.
9.030% due 02/15/2011		60	67
Pemex Project Funding Master Trust
9.375% due 12/02/2008		500	571
9.125% due 10/13/2010		565	663
8.000% due 11/15/2011		7,600	8,653
7.375% due 12/15/2014		6,899	7,754
9.250% due 03/30/2018		4,597	5,953
8.625% due 02/01/2022		18,333	22,641
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,027
United Mexican States
4.625% due 10/08/2008		60	60
3.840% due 01/13/2009 (a)		24	24
8.375% due 01/14/2011		19,142	22,324
7.500% due 01/14/2012		8,450	9,603
6.375% due 01/16/2013		38,986	41,949
5.875% due 01/15/2014		8,000	8,368
6.625% due 03/03/2015		54,235	59,821
11.375% due 09/15/2016		2,560	3,808
8.125% due 12/30/2019		39,465	48,542
8.000% due 09/24/2022		26,180	32,136
11.500% due 05/15/2026		10,000	16,075
8.300% due 08/15/2031		37,600	46,906
7.500% due 04/08/2033		24,725	28,434
6.750% due 09/27/2034		39,800	42,288
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		20,094	517
0.000% due 06/30/2007 (a)		18,575	446

Total Mexico (Cost $389,857)			412,766

MOROCCO 0.1%
Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,537	3,502

Total Morocco (Cost $3,427)			3,502

NETHERLANDS 0.0%
Kazkommerts International BV
7.000% due 11/03/2009		$1,000	1,021

Total Netherlands (Cost $1,006)			1,021

PANAMA 2.5%
Republic of Panama
8.250% due 04/22/2008		$4,110	4,500
9.625% due 02/08/2011		23,439	28,127
9.375% due 07/23/2012		21,473	26,090
3.750% due 07/17/2014 (a)		46	46
7.250% due 03/15/2015		2,100	2,293
9.375% due 01/16/2023		900	1,116
8.875% due 09/30/2027		250	299
9.375% due 04/01/2029		2,675	3,324

Total Panama (Cost $62,019)			65,795

PERU 3.3%
Republic of Peru
9.125% due 01/15/2008		$5,209	5,782
9.125% due 02/21/2012		25,841	30,363
9.875% due 02/06/2015		2,350	2,920
5.000% due 03/07/2017 (a)		36,002	34,452
8.750% due 11/21/2033		11,795	13,358

Total Peru (Cost $81,300)			86,875

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		$748	735

Total Qatar (Cost $732)			735

RUSSIA 17.7%
Russian Federation
8.750% due 07/24/2005		$25,648	25,743
10.000% due 06/26/2007		1,180	1,302
8.250% due 03/31/2010 (a)		40,280	44,049
11.000% due 07/24/2018		2,700	4,044
12.750% due 06/24/2028		9,275	16,802
5.000% due 03/31/2030 (a)		337,330	377,454

Total Russia (Cost $460,296)			469,394

SOUTH AFRICA (e) 1.8%
Republic of South Africa
8.375% due 10/17/2006		$1,000	1,052
9.125% due 05/19/2009		6,940	8,068
7.375% due 04/25/2012		6,750	7,779
5.250% due 05/16/2013	EC	12,160	16,190
6.500% due 06/02/2014		$11,950	13,369
8.500% due 06/23/2017		1,240	1,604

Total South Africa (Cost $43,933)			48,062

SOUTH KOREA 0.4%
Korea Highway Corp.
5.125% due 05/20/2015		$11,700	11,764

Total South Korea (Cost $11,577)			11,764

TUNISIA (e) 2.3%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	585
7.375% due 04/25/2012		$44,487	51,382
4.250% due 06/22/2020	EC	5,500	6,696
8.250% due 09/19/2027		$1,680	2,159

Total Tunisia (Cost $60,150)			60,822

UKRAINE 3.8%
Republic of Ukraine
11.000% due 03/15/2007		$11,971	12,661
6.365% due 08/05/2009 (a)		28,520	30,876
6.875% due 03/04/2011		35,350	37,389
7.650% due 06/11/2013		17,585	19,437

Total Ukraine (Cost $95,465)			100,363

UNITED KINGDOM 0.1%
Vedanta Resources PLC
6.625% due 02/22/2010		$2,000	1,968

Total United Kingdom (Cost $1,946)			1,968

UNITED STATES 3.5%
Corporate Bonds & Notes 0.7%
Braskem S.A.
12.500% due 11/05/2008		$500	589
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		1,000	1,135
CSN Islands VII Corp.
10.750% due 09/12/2008		1,000	1,113
EmpreS.A. Nacional de Electricidad S.A./Chile
8.350% due 08/01/2013		2,000	2,327
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012		4,850	5,068
Kazkommerts International BV
7.000% due 11/03/2009		2,500	2,556
Noble Group Ltd.
6.625% due 03/17/2015		1,000	925
Pemex Project Funding Master Trust
5.750% due 12/15/2015		1,550	1,551
SINO-FOREST Corp.
9.125% due 08/17/2011		2,700	2,963

			18,227

U.S. Treasury Obligations 2.8%
U.S. Treasury Bond
6.250% due 08/15/2023		75	93
U.S. Treasury Notes
4.875% due 02/15/2012		52,800	56,092
4.125% due 05/15/2015		17,450	17,710
			73,895

Total United States (Cost $90,654)			92,122

VENEZUELA 2.9%
Republic of Venezuela
5.375% due 08/07/2010		$4,500	4,203
4.150% due 04/20/2011 (a)		19,200	17,551
10.750% due 09/19/2013		11,480	13,466
8.500% due 10/08/2014		2,000	2,082
7.000% due 12/01/2018		5,000	4,463
0.000% due 04/15/2020 (a)		4	72
9.250% due 09/15/2027		32,080	33,716
9.375% due 01/13/2034		2,000	2,100

Total Venezuela (Cost $76,617)			77,653

SHORT-TERM INSTRUMENTS 24.0%
Certificates of Deposit 2.4%
Citibank New York N.A.
3.360% due 09/19/2005		$64,000	64,000

Commercial Paper 20.9%
Barclays U.S. Funding Corp.
3.195% due 08/24/2005		66,500	66,181
3.215% due 08/26/2005		7,600	7,562
Fannie Mae
2.967% due 07/01/2005		72,500	72,500
2.988% due 07/20/2005		59,500	59,406
3.250% due 09/14/2005		71,000	70,496
Federal Home Loan Bank
2.963% due 07/01/2005		44,500	44,500
Rabobank USA Financial Corp.
3.360% due 07/01/2005		69,300	69,300
3.360% due 10/17/2005		9,900	9,797
Skandinaviska Enskilda Banken AB (SEB)
3.030% due 07/11/2005		58,800	58,751
3.310% due 09/13/2005		19,100	18,966
UBS Finance Delaware LLC
3.070% due 07/08/2005		1,000	999
3.065% due 07/11/2005		9,700	9,692
3.105% due 07/11/2005		4,000	3,997
3.115% due 07/25/2005		400	399
3.165% due 08/30/2005		60,600	60,258
3.230% due 09/19/2005		2,100	2,084

			554,888

Repurchase Agreement 0.7%
State Street Bank
2.650% due 07/01/2005		16,772	16,772
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $17,112. Repurchase proceeds are $16,773.)

U.S. Treasury Bill 0.0%
2.950% due 09/15/2005 (c)		575	571

Total Short-Term Instruments (Cost $636,284)			636,231

Total Investments (b) (Cost $3,055,162)		119.7%	$3,179,938
Other Assets and Liabilities (Net)		(19.7%)	(522,581)

Net Assets		100.0%	$2,657,357

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of June 30, 2005, portfolio securities with an aggregate market value of $22,023 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities with an aggregate market value of $571 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Long Futures	09/2005	11	$0

(d) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	$10,720	$72
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	780	1
Credit Suisse First Boston	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.550%	09/07/2005	6,400	5
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	10
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	9
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	10
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	2.850%	03/20/2008	5,000	(40)
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	88
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,984
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	8,025	501
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	16,000	582
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	77
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,950	221
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	202
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	161
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	32,040	649
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	34,300	999
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	20,000	493
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	80
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	604
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	433
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	279
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	2,351
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,269
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,553
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	374
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	103
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	923
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	333
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,026

						$17,352

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR 44,400	$(38)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005	22,900	(14)

						$(52)

(e) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	07/2005	$184	$0	$184
Buy		56,389	08/2005	3,080	0	3,080
Sell		44,136	08/2005	0	(1,712)	(1,712)
Buy	CP	1,732,709	08/2005	5	(3)	2
Buy		16,878	09/2005	1	0	1
Buy	CY	24,681	09/2005	0	(53)	(53)
Sell	EC	41,350	07/2005	99	0	99
Sell		7,550	08/2005	23	0	23
Buy	JY	1,391,423	07/2005	0	(511)	(511)
Buy	KW	2,746,865	07/2005	0	(94)	(94)
Buy		1,983,752	08/2005	0	(57)	(57)
Buy		201,055	11/2005	0	(6)	(6)
Buy	MP	31,178	08/2005	77	0	77
Buy		7,790	09/2005	2	0	2
Buy	PN	9,065	08/2005	4	0	4
Buy		317	09/2005	0	0	0
Buy	PZ	29,205	08/2005	57	(55)	2
Buy		881	09/2005	0	(1)	(1)
Buy	RP	131,247	09/2005	6	0	6
Buy		31,277	11/2005	0	(2)	(2)
Buy	RR	36,237	07/2005	0	(42)	(42)
Buy		240,786	08/2005	0	(139)	(139)
Buy		12,873	09/2005	0	(2)	(2)
Buy	S$	2,111	07/2005	0	(32)	(32)
Buy		4,228	08/2005	0	(54)	(54)
Buy	SR	47,975	08/2005	199	(96)	103
Buy	SV	275,499	08/2005	9	(83)	(74)
Buy		6,539	09/2005	0	(1)	(1)
Buy	T$	88,186	08/2005	0	(55)	(55)
Buy		2,552	09/2005	0	(1)	(1)

				$3,746	$(2,999)	$747

See accompanying notes

Schedule of Investments

European Convertible Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES (b) 6.2%
Banking & Finance 1.7%
General Motors Acceptance Corp.
7.250% due 07/03/2013	EC	1,000	$1,048

Industrials 4.5%
Cognis GmbH
11.199% due 01/15/2015 (a)		1,500	1,724
Koninklijke Hoogovens NV
5.625% due 06/24/2008		2,000	1,159

			2,883

Total Corporate Bonds & Notes (Cost $4,218)			3,931

CONVERTIBLE BONDS & NOTES (b) 78.1%
Banking & Finance 43.6%
Adidas-Salomon International Finance
2.500% due 10/08/2018	EC	1,000	1,737
Caixa Finance BV
0.250% due 07/03/2006		1,450	2,116
Citibank, N.A.
2.875% due 12/08/2007		$1,500	1,611
Duesseldorfer Stadtwerke Gesellschaft fuer Beteiligungen mbH
1.750% due 07/05/2009	EC	1,300	1,782
Holcim Capital Corp.
0.000% due 06/10/2017		$3,300	2,223
KFW International Finance, Inc.
0.875% due 01/08/2007	EC	2,000	2,511
0.750% due 08/08/2008		2,500	3,074
Portugal Telecom International Finance BV
2.000% due 12/06/2006		500	606
RepCon Lux S.A.
4.500% due 01/26/2011		$2,000	2,346
Republic of Switzerland
0.250% due 12/19/2007	SF	6,500	5,076
Scottish Power Finance Ltd.
4.000% due 07/29/2049 (a)		$1,500	1,783
Unicredito Italiano Bank (Ireland) PLC
2.500% due 12/19/2008	EC	2,000	2,554
Wells Fargo & Co.
2.960% due 05/01/2033 (a)		$400	397

			27,816

Industrials 30.6%
Anglo American PLC
3.375% due 04/17/2007		1,800	1,999
Arcelor
3.000% due 06/27/2017	EC	1,348	1,806
BAA PLC
2.940% due 04/04/2008	BP	1,350	2,386
BAE Systems PLC
3.750% due 07/21/2006		1,000	1,862
Compagnie de St. Gobain (CIE DE)
2.625% due 01/01/2007	EC	1,722	2,173
Deutsche Post AG
2.650% due 07/02/2007		1,000	1,381
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$300	240
Lagardere S.C.A.
2.500% due 07/01/2005	EC	500	605
Pinault-Printemps-Redoute S.A.
2.500% due 01/01/2008		432	593
Rank Group PLC
3.875% due 01/20/2009	BP	1,000	1,764
Roche Holdings, Inc.
0.000% due 07/25/2021		$2,900	1,999
Vinci S.A.
2.000% due 01/01/2018	EC	1,440	2,685

			19,493

Utilities 3.9%
Deutsche Telekom International Finance BV
6.500% due 06/01/2006		300	414
Scottish & Southern Energy PLC
3.750% due 10/29/2009	BP	1,000	2,072

			2,486

Total Convertible Bonds & Notes (Cost $48,402)			49,795

FOREIGN CURRENCY-DENOMINATED ISSUES (b) 5.0%
Republic of Germany
5.500% due 01/04/2031	EC	2,000	3,162

Total Sovereign Issues (Cost $3,132)			3,162

		Shares
COMMON STOCKS 0.4%
Communications 0.4%
Telefonos de Mexico S.A. de CV SP - ADR		15,214	287

Total Common Stocks (Cost $225)			287

CONVERTIBLE PREFERRED STOCK 7.1%
Fannie Mae
5.375% due 12/31/2049		18	1,748
General Motors Corp.
5.250% due 03/06/2032		10,000	186
HSBC Finance Corp.
8.875% due 02/15/2006		18,000	756
News Corp. Finance Trust II
0.750% due 03/10/2023		1,960	1,824

Total Convertible Preferred Stock (Cost $4,540)			4,514

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS 7.1%
Commercial Paper 6.9%
ASB Bank Ltd.
3.220% due 08/24/2005		$1,400	1,393
HBOS Treasury Services PLC
3.255% due 09/07/2005		200	199
Svenska Handelsbanken, Inc.
3.155% due 08/03/2005		500	498
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		600	600
UBS Finance Delaware LLC
3.270% due 09/27/2005		1,700	1,686

			4,376

Repurchase Agreement 0.2%
State Street Bank
2.650% due 07/01/2005		138	138
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $145. Repurchase proceeds are $138.)

Total Short-Term Instruments (Cost $4,515)			4,514

Total Investments (Cost $65,032)		103.9%	$66,203
Other Assets and Liabilities (Net)		(3.9%)	(2,465)

Net Assets		100.0%	$63,738

Notes to Schedule of Investments (amounts in thousands)

(a) Variable rate security.

(b) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	200	07/2005	$0	$(6)	$(6)
Sell		2,029	07/2005	58	0	58
Buy	EC	5,030	07/2005	0	0	0
Sell		394	07/2005	2	0	2
Buy		10,647	08/2005	0	(32)	(32)
Sell	SF	3,193	09/2005	71	0	71

				$131	$(38)	$93

See accompanying notes

Schedule of Investments

European StocksPLUS TR Strategy Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%
Banking & Finance 0.4%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$14

Utilities 0.3%
Pacific Gas & Electric Co.
4.204% due 04/03/2006 (a)	13	13

Total Corporate Bonds & Notes (Cost $26)		27

MUNICIPAL BONDS & NOTES 2.7%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	21
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	32
5.000% due 03/15/2034	30	32
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.220% due 06/15/2034 (a)	15	16

Total Municipal Bonds & Notes (Cost $98)		101

U.S. GOVERNMENT AGENCIES 65.9%
Fannie Mae
4.000% due 08/25/2009	76	76
4.375% due 11/25/2023 (a)	100	103
4.820% due 12/01/2034 (a)	92	93
5.000% due 02/01/2020	480	486
5.500% due 02/01/2035 - 07/14/2035 (c)	1,396	1,416
5.567% due 07/01/2032 (a)	95	95
Freddie Mac
2.750% due 02/15/2012	80	79
3.420% due 10/15/2020 (a)	57	57
3.500% due 01/15/2010	59	59
5.500% due 08/15/2030	5	5

Total U.S. Government Agencies (Cost $2,466)		2,469

U.S. TREASURY OBLIGATIONS 23.7%
Treasury Inflation Protected Security (b)
2.000% due 07/15/2014	103	106
U.S. Treasury Bonds
8.750% due 05/15/2017	200	287
8.125% due 05/15/2021	200	290
U.S. Treasury Notes
4.250% due 08/15/2014	100	102
4.125% due 05/15/2015	100	102

Total U.S. Treasury Obligations (Cost $879)		887

MORTGAGE-BACKED SECURITIES 6.8%
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (a)	59	59
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	199	198

Total Mortgage-Backed Securities (Cost $259)		257

ASSET-BACKED SECURITIES 1.4%
Long Beach Mortgage Loan Trust
3.464% due 02/25/2024 (a)	2	2
SLM Student Loan Trust
3.151% due 10/26/2009 (a)	52	52

Total Asset-Backed Securities (Cost $54)		54

SOVEREIGN ISSUES 6.2%
Republic of Brazil
9.230% due 06/29/2009 (a)	10	11
14.500% due 10/15/2009	25	33
4.313% due 04/15/2012 (a)	16	16
8.000% due 04/15/2014	11	11
Republic of Panama
9.625% due 02/08/2011	12	14
Republic of Peru
9.125% due 02/21/2012	21	25
Russian Federation
8.250% due 03/31/2010 (a)	20	22
5.000% due 03/31/2030 (a)	50	56
United Mexican States
10.375% due 02/17/2009	36	43

Total Sovereign Issues (Cost $220)		231

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005	3	0
Strike @ 94.250 Exp. 12/19/2005	1	0
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005	2	0
Strike @ 94.500 Exp. 09/19/2005	5	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)	100	6

Total Preferred Stock (Cost $5)		6

EXCHANGE-TRADED FUNDS 2.5%
streetTRACKS Dow Jones EURO STOXX 50 Fund	2,449	95

Total Exchange-Traded Funds (Cost $94)		95

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 24.7%
Commercial Paper 5.3%
Fannie Mae
2.967% due 07/01/2005	$100	100
Federal Home Loan Bank
2.963% due 07/01/2005	100	100

		200

Repurchase Agreements 16.3%
Credit Suisse First Boston
2.700% due 07/01/2005	500	500
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $512. Repurchase proceeds are $500.)
State Street Bank
2.650% due 07/01/2005	112	112
(Dated 06/30/2005. Collateralized by Freddie Mac 2.250% due 11/28/2005 valued at $115. Repurchase proceeds are $112.)

		612

U.S. Treasury Bills 3.1%
2.940% due 09/01/2005-09/15/2005 (c)(d)	115	114

Total Short-Term Instruments (Cost $926)		926

Total Investments (Cost $5,027)	134.8%	$5,053
Written Options (f) (Premiums $2)	(0.0%)	(1)
Other Assets and Liabilities (Net)	(34.8%)	(1,303)

Net Assets	100.0%	$3,749

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $114 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2006	2	$1
Eurodollar December Long Futures	12/2005	4	(1)
Eurodollar December Long Futures	12/2006	1	2
U.S. Treasury 10-Year Note Short Futures	09/2005	1	0
U.S. Treasury 30-Year Bond Long Futures	09/2005	5	2

			$4

(e) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$400	$0
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	400	2
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	300	(2)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	200	(1)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	300	1

						$0

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month USD- LIBOR plus 0.100%	11/15/2005	93,813	$23

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	08/26/2005	2	$1	$0

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	4.000	%**	08/26/2005	$200	$0	$0
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	4.750	%*	08/26/2005	200	1	1

						$1	$1

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(g) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$202	$203
U.S. Treasury Note	4.250	11/15/2013	300	308	307

				$510	$510

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	3,935	07/2005	$0	$0	$0
Buy		869	08/2005	0	(3)	(3)
Buy	JY	5,599	07/2005	0	(2)	(2)
Buy	SK	23	09/2005	0	0	0

				$0	$(5)	$(5)

See accompanying notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS TR Strategy Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.5%
Banking & Finance 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$12	14

Utilities 0.2%
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		8	8

Total Corporate Bonds & Notes (Cost $21)			22

MUNICIPAL BONDS & NOTES 2.4%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		20	21
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030		30	32
5.000% due 03/15/2034		30	32
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.220% due 06/15/2034 (a)		15	16

Total Municipal Bonds & Notes (Cost $98)			101

U.S. GOVERNMENT AGENCIES 65.8%
Fannie Mae
3.319% due 09/22/2006 (a)		200	200
4.000% due 08/25/2009		76	76
4.375% due 11/25/2023 (a)		100	103
5.000% due 01/01/2020		480	486
5.500% due 02/01/2035 - 07/14/2035 (c)		1,391	1,411
5.567% due 07/01/2032 (a)		95	95
Freddie Mac
2.750% due 02/15/2012		80	79
3.420% due 10/15/2020 (a)		57	57
3.500% due 03/15/2010		67	66
4.000% due 07/15/2017		83	83
4.500% due 08/15/2009		46	46
5.000% due 06/15/2013		59	59
5.500% due 08/15/2030		5	5

Total U.S. Government Agencies (Cost $2,757)			2,766

U.S. TREASURY OBLIGATIONS 24.5%
Treasury Inflation Protected Security (b)
2.000% due 07/15/2014		103	106
U.S. Treasury Bonds
8.750% due 05/15/2017		300	431
8.875% due 08/15/2017		100	145
8.125% due 05/15/2021		100	145
U.S. Treasury Notes
3.000% due 12/31/2006		100	99
4.250% due 08/15/2014		100	103

Total U.S. Treasury Obligations (Cost $1,025)			1,029

ASSET-BACKED SECURITIES 4.4%
Countrywide Asset-Backed Certificates
3.484% due 12/25/2018 (a)		4	4
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (a)		55	56
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		38	38
3.141% due 04/25/2010 (a)		86	86

Total Asset-Backed Securities (Cost $184)			184

SOVEREIGN ISSUES 6.0%
Republic of Brazil
9.230% due 06/29/2009 (a)		10	11
14.500% due 10/15/2009		25	33
4.313% due 04/15/2012 (a)		33	32
8.000% due 04/15/2014		21	22
Republic of Panama
9.625% due 02/08/2011		$12	14
Republic of Peru
9.125% due 02/21/2012		11	13
Republic of Ukraine
11.000% due 03/15/2007		7	8
Russian Federation
8.250% due 03/31/2010 (a)		10	11
5.000% due 03/31/2030 (a)		60	67
United Mexican States
10.375% due 02/17/2009		36	43

Total Sovereign Issues (Cost $244)			254

FOREIGN CURRENCY - DENOMINATED ISSUES (h) 3.8%
Republic of Germany
5.500% due 01/04/2031	EC	100	158

Total Foreign Currency - Denominated Issues (Cost $157)			158

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005		5	0
Strike @ 94.000 Exp. 12/19/2005		2	0
Strike @ 93.750 Exp. 12/19/2005		2	0
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005		2	0
Strike @ 94.375 Exp. 09/19/2005		3	0

Total Purchased Put Options (Cost $0)			0

		Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		100	6

Total Preferred Stock (Cost $5)			6

EXCHANGE-TRADED FUNDS 8.6%
iShares MSCI Hong Kong Index Fund		509	7
iShares MSCI Malaysia Index Fund		15,060	104
iShares MSCI Singapore Index Fund		19,702	149
iShares MSCI South Korea Index Fund		2,822	90
iShares MSCI Taiwan Index Fund		932	11

Total Exchange-Traded Funds (Cost $361)			361

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.3%
Commercial Paper 7.1%
Federal Home Loan Bank
3.210% due 07/27/2005		200	200
General Electric Capital Corp.
3.290% due 09/09/2005		100	99

			299

Repurchase Agreement 3.4%
State Street Bank
2.650% due 07/01/2005		142	142
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $150. Repurchase proceeds are $142.)

U.S. Treasury Bill 2.8%
2.947% due 09/15/2005 (d)		120	119

Total Short-Term Instruments (Cost $560)			560

Total Investments (Cost $5,412)		129.4%	$5,441
Written Options (f) (Premiums $2)		(0.0%)	(1)
Other Assets and Liabilities (Net)		(29.4%)	(1,236)

Net Assets		100.0%	$4,204

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $119 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Long Futures	12/2005	8	$0
Eurodollar December Long Futures	12/2006	1	2
U.S. Treasury 10-Year Note Short Futures	09/2005	4	(4)
U.S. Treasury 30-Year Bond Long Futures	09/2005	4	2
U.S. Treasury 5-Year Note Long Futures	09/2005	2	0

			$0

(e) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$300	$1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	600	(2)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	100	0

						$(1)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$96,668	$33
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	35,491	(3)
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	36,039	(47)
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	49,092	3
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	67,171	(9)

					$(23)

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	08/26/2005	1	$0	$0

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	4.000	%**	08/26/2005	$200	$1	$0
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	4.750	%**	08/26/2005	200	1	1

						$2	$1

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(g) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	200	$202	$203
U.S. Treasury Note	4.250	11/15/2013	300	308	307

				$510	$510

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3	07/2005	$0	$0	$0
Sell	EC	25	07/2005	0	0	0
Buy		25	08/2005	0	0	0
Sell	H$	9,288	08/2005	0	0	0
Buy	JY	6,620	07/2005	0	(2)	(2)
Sell	KW	1,193,200	08/2005	33	0	33
Buy	S$	100	07/2005	0	0	0
Sell		20	07/2005	0	0	0
Sell		929	08/2005	8	0	8
Sell	T$	24,065	08/2005	13	0	13

				$54	$(2)	$52

See accompanying notes

Schedule of Investments

Floating Income Fund

June 30, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 10.7%
AES Corp.
5.250% due 04/30/2008 (a)		$1,000	$1,010
5.570% due 04/30/2008 (a)		1,000	1,010
AGCO Corp.
4.820% due 01/31/2006 (a)		1,955	1,966
4.842% due 01/31/2006 (a)		411	413
Alderwoods Group, Inc.
5.080% due 09/17/2008 (a)		303	307
5.190% due 09/17/2008 (a)		172	174
5.296% due 09/17/2008 (a)		286	290
5.480% due 09/17/2008 (a)		372	377
5.116% due 09/17/2009 (a)		15	16
Allegheny Energy, Inc.
5.820% due 03/08/2011 (a)		1,673	1,682
5.880% due 03/08/2011 (a)		587	590
5.950% due 03/08/2011 (a)		24	24
Allied Waste North America
5.170% due 01/15/2012 (a)		405	407
5.190% due 01/15/2012 (a)		324	325
5.370% due 01/15/2012 (a)		324	325
5.500% due 01/15/2012 (a)		730	732
5.520% due 01/15/2012 (a)		340	342
2.860% due 02/24/2012 (a)		811	814
American Tower LP
5.230% due 02/28/2011 (a)		2,000	2,010
Appleton Papers, Inc.
5.730% due 06/09/2010 (a)		149	151
5.550% due 06/11/2010 (a)		149	150
Ardent Health Services, Inc.
7.500% due 08/15/2011 (a)		2,985	2,989
Berry Plastics Corp.
5.390% due 07/22/2010 (a)		1	1
5.600% due 07/22/2010 (a)		496	504
Boise Cascade LLC
5.250% due 10/29/2011 (a)		1,751	1,776
Brenntag AG
5.880% due 02/27/2012 (a)		1,000	1,013
Celanese Corp.
3.090% due 07/27/2009 (a)		2,000	2,027
Celanese Holdings LLC
5.625% due 04/06/2011 (a)		998	1,014
Centennial Communications
5.570% due 01/20/2011 (a)		29	30
5.630% due 01/20/2011 (a)		126	128
5.740% due 01/20/2011 (a)		420	426
5.770% due 01/20/2011 (a)		42	43
5.630% due 02/09/2011 (a)		378	384
Charter Communications Holdings LLC
6.440% due 04/26/2011 (a)		990	985
Choctaw Resort
5.025% due 11/04/2011 (a)		1,090	1,103
5.630% due 11/04/2011 (a)		19	19
Coleto Creek WLE LP
5.314% due 07/01/2011 (a)		1,000	1,021
Community Health Systems, Inc.
4.420% due 08/19/2011 (a)		5	5
5.070% due 08/19/2011 (a)		1,978	2,001
Cooper Standard Automotive, Inc.
5.500% due 12/31/2011 (a)		2,532	2,534
Covanta Energy Corp.
1.010% due 06/10/2012 (a)		1,000	1,010
Davita, Inc.
1.010% due 06/17/2012 (a)		3,000	3,042
Delphi Corp.
9.740% due 06/13/2011 (a)		2,000	2,053
Dex Media West LLC
4.660% due 09/09/2010 (a)		418	423
4.750% due 09/09/2010 (a)		869	877
4.830% due 09/09/2010 (a)		540	545
4.840% due 09/09/2010 (a)		519	524
4.940% due 09/09/2010 (a)		136	137
5.010% due 09/09/2010 (a)		472	477
5.050% due 09/09/2010 (a)		327	331
5.080% due 09/09/2010 (a)		639	645
DirecTV Holdings LLC
4.590% due 04/08/2013 (a)		2,000	2,009
Dresser-Rand Group, Inc.
5.125% due 10/29/2009 (a)		16	16
5.438% due 10/29/2011 (a)		1,273	1,293
5.490% due 10/29/2011 (a)		392	399
Dura Operating Corp.
6.776% due 04/28/2011 (a)		1,000	996
El Paso Corp.
2.770% due 11/22/2009 (a)		3,875	3,904
6.125% due 11/22/2009 (a)		620	625
General Growth Properties
5.370% due 11/12/2007 (a)		1,000	1,007
5.580% due 11/12/2008 (a)		3,492	3,522
Goodyear Tire & Rubber Co.
5.890% due 04/30/2010 (a)		5,000	5,001
Headwaters, Inc.
5.400% due 04/30/2011 (a)		1,209	1,221
7.000% due 04/30/2011 (a)		28	28
Healthsouth Corp.
3.130% due 03/31/2010 (a)		319	323
5.820% due 03/31/2010 (a)		1,181	1,197
Hercules, Inc.
4.873% due 10/08/2010 (a)		564	570
5.240% due 10/08/2010 (a)		30	30
Insight Midwest LP
5.875% due 12/31/2009 (a)		1,495	1,512
Jarden Corp.
5.092% due 01/21/2012 (a)		4,015	4,063
5.300% due 01/21/2012 (a)		474	479
Jean Coutu Group, Inc.
5.500% due 07/30/2011 (a)		1,985	2,016
Jefferson Smurfit Corp.
3.340% due 11/01/2010 (a)		87	89
5.125% due 11/01/2010 (a)		212	216
5.375% due 11/01/2010 (a)		215	218
5.375% due 11/01/2011 (a)		143	145
5.563% due 11/01/2011 (a)		340	345
K&F Industries, Inc.
5.200% due 11/18/2012 (a)		467	474
5.820% due 11/18/2012 (a)		953	966
Kinetic Concepts, Inc.
5.240% due 07/14/2010 (a)		1,343	1,357
Loews Cineplex Entertainment Corp.
5.460% due 07/08/2011 (a)		695	699
5.372% due 07/22/2011 (a)		782	786
Masonite International Corp.
5.140% due 04/06/2013 (a)		1,500	1,499
Mediacom Communications Corp.
5.090% due 02/28/2014 (a)		1,020	1,028
5.350% due 02/28/2014 (a)		800	809
5.490% due 02/28/2014 (a)		180	182
MGM, Inc.
5.380% due 04/08/2012 (a)		4,000	4,019
Nalco Co.
4.920% due 11/01/2010 (a)		416	423
5.450% due 11/01/2010 (a)		472	480
5.660% due 11/01/2010 (a)		612	622
New Skies Satellites Holdings Ltd.
5.688% due 05/04/2011 (a)		2,049	2,077
Nortek Holdings, Inc.
5.910% due 08/24/2011 (a)		1,995	2,008
Novelis, Inc.
4.960% due 12/30/2011 (a)		2,804	2,838
NRG Energy, Inc.
2.992% due 12/24/2011 (a)		1,969	1,988
5.255% due 12/24/2011 (a)		2,509	2,533
5.365% due 12/24/2011 (a)		16	16
Pacificare Health
4.938% due 12/17/2008 (a)		424	426
5.125% due 12/17/2008 (a)		635	639
5.188% due 12/17/2008 (a)		138	139
PanAmSat Corp.
4.990% due 08/20/2009 (a)		792	801
5.310% due 08/20/2011 (a)		1,500	1,525
Penn National Gaming, Inc.
1.010% due 05/26/2012 (a)		3,000	3,030
Polypore, Inc.
5.580% due 11/12/2011 (a)		469	472
Primedia, Inc.
7.563% due 12/31/2009 (a)		6	6
7.688% due 12/31/2009 (a)		1,182	1,195
Qwest Corp.
6.950% due 06/30/2010 (a)		2,000	1,984
Refco Finance Holdings LLC
5.314% due 08/05/2011 (a)		4,506	4,524
Reliant Resources, Inc.
5.675% due 04/30/2010 (a)		298	301
6.089% due 04/30/2010 (a)		3,692	3,730
Resorts International Holdings LLC
5.830% due 03/22/2012 (a)		1,476	1,497
Revlon Consumer Products Corp.
9.300% due 07/09/2010 (a)		125	129
8.840% due 07/31/2010 (a)		250	259
9.380% due 07/31/2010 (a)		250	259
9.490% due 07/31/2010 (a)		250	259
RH Donnelley, Inc.
4.760% due 06/30/2011 (a)		249	252
4.800% due 06/30/2011 (a)		50	50
4.870% due 06/30/2011 (a)		50	50
4.880% due 06/30/2011 (a)		150	151
5.110% due 06/30/2011 (a)		199	202
5.180% due 06/30/2011 (a)		150	151
5.210% due 06/30/2011 (a)		199	202
5.230% due 06/30/2011 (a)		50	50
5.240% due 06/30/2011 (a)		336	340
Sealy Mattress Co.
4.910% due 04/01/2013 (a)		31	31
4.940% due 04/01/2013 (a)		265	267
5.080% due 04/01/2013 (a)		177	178
Simmons Bedding Co.
5.438% due 12/19/2011 (a)		38	38
5.625% due 12/19/2011 (a)		50	51
5.750% due 12/19/2011 (a)		819	824
5.938% due 12/19/2011 (a)		20	20
7.500% due 12/19/2011 (a)		63	63
Telcordia Technologies, Inc.
5.829% due 09/09/2012 (a)		1,500	1,479
6.070% due 09/09/2012 (a)		1,500	1,479
Tenneco Automotive, Inc.
5.361% due 12/12/2010 (a)		1,160	1,176
5.540% due 12/12/2010 (a)		2,653	2,689
UGS PLM Solution
5.330% due 05/26/2011 (a)		2,492	2,521
Universal City Development
5.190% due 06/09/2010 (a)		564	570
5.490% due 06/09/2010 (a)		16	16
5.270% due 06/19/2010 (a)		418	423
UPC Finance
5.752% due 09/15/2012 (a)		2,000	2,002
Valor Communication
5.330% due 02/15/2012 (a)		1,204	1,221
5.490% due 02/15/2012 (a)		763	773
Warner ChilCott Co., Inc.
5.960% due 01/18/2012 (a)		1,625	1,631
6.010% due 01/18/2012 (a)		1,376	1,381
7.750% due 01/18/2012 (a)		181	181
Warner Chilcott Corp.
6.010% due 01/18/2012 (a)		1,282	1,287
Warner ChilCott Holdings Co. III Ltd.
6.010% due 01/18/2012 (a)		592	594
Warner Music Group, Inc.
5.150% due 02/27/2011 (a)		500	504
5.290% due 02/27/2011 (a)		505	509
5.320% due 02/27/2011 (a)		423	426
5.520% due 02/27/2011 (a)		566	570
Worldspan LP
5.875% due 02/11/2010 (a)		497	487
5.938% due 02/11/2010 (a)		80	78
6.125% due 02/11/2010 (a)		67	65
6.000% due 02/16/2010 (a)		500	490
6.063% due 02/16/2010 (a)		67	65
6.188% due 02/16/2010 (a)		220	216
Wynn Las Vegas LLC
5.475% due 12/14/2011 (a)		3,000	3,023
Xerium Technologies, Inc.
5.490% due 05/18/2012 (a)		1,500	1,515

Total Bank Loan Obligations (Cost $148,580)			148,676

CORPORATE BONDS & NOTES 19.3%
Banking & Finance 8.0%
American General Finance Corp.
3.210% due 01/06/2006 (a)		600	600
Banco Santander Chile
3.720% due 12/09/2009 (a)		3,500	3,511
Banque Centrale de Tunisie
7.500% due 09/19/2007		2,000	2,135
Bear Stearns Cos, Inc.
4.070% due 09/27/2007 (a)		650	658
3.490% due 01/30/2009 (a)		2,500	2,513
3.640% due 09/09/2009 (a)		1,680	1,687
Borden US Finance Corp.
7.891% due 07/15/2010 (a)		600	601
CIT Group, Inc.
3.250% due 04/19/2006 (a)		400	400
3.490% due 05/18/2007 (a)		100	100
3.660% due 09/20/2007 (a)		7,000	7,021
Ford Motor Credit Co.
6.500% due 01/25/2007		700	705
4.711% due 01/15/2010 (a)		1,000	918
General Electric Capital Corp.
3.410% due 02/03/2006 (a)		100	100
3.420% due 05/12/2006 (a)		100	100
3.390% due 03/04/2008 (a)		2,500	2,502
3.290% due 04/30/2009 (a)		1,500	1,504
3.464% due 11/21/2011 (a)		2,000	2,007
3.670% due 09/15/2014 (a)		450	454
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		1,390	1,391
6.750% due 01/15/2006		1,189	1,199
4.145% due 05/18/2006 (a)		5,050	5,027
4.050% due 01/16/2007 (a)		250	245
4.100% due 07/16/2007 (a)		1,100	1,062
6.125% due 08/28/2007		4,000	3,961
Goldman Sachs Group, Inc.
3.151% due 08/01/2006 (a)		5,000	5,001
3.350% due 10/27/2006 (a)		800	802
3.590% due 03/30/2007 (a)		1,500	1,502
3.491% due 07/23/2009 (a)		4,135	4,160
3.525% due 10/07/2011 (a)		2,000	2,012
Household Finance Corp.
3.378% due 02/09/2007 (a)		125	125
3.548% due 11/16/2009 (a)		4,500	4,517
HSBC Bank USA North America
3.509% due 09/21/2007 (a)		1,400	1,401
International Lease Finance Corp.
3.541% due 01/15/2010 (a)		4,500	4,497
Korea Development Bank
3.545% due 10/20/2009 (a)		5,200	5,208
Merrill Lynch & Co., Inc.
3.670% due 03/07/2006 (a)		100	100
3.430% due 04/18/2006 (a)		250	251
Morgan Stanley Dean Witter & Co.
3.288% due 11/09/2006 (a)		2,500	2,501
3.270% due 01/12/2007 (a)		442	443
3.393% due 02/15/2007 (a)		700	701
3.275% due 01/18/2008 (a)		2,000	2,001
3.390% due 01/22/2009 (a)		100	100
3.421% due 01/15/2010 (a)		3,500	3,509
National Rural Utilities Cooperative Finance Corp.
3.370% due 02/17/2006 (a)		900	900
NiSource Finance Corp.
7.625% due 11/15/2005		2,000	2,026
3.854% due 11/23/2009 (a)		3,500	3,517
Pemex Finance Ltd.
8.450% due 02/15/2007		632	652
8.020% due 05/15/2007		3,333	3,455
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		2,000	2,055
SLM Corp.
3.610% due 09/15/2006 (a)		2,500	2,507
3.281% due 01/25/2007 (a)		2,500	2,505
3.241% due 01/25/2008 (a)		9,000	9,003
3.371% due 07/25/2008 (a)		500	502
3.361% due 01/26/2009 (a)		1,000	1,003
UBS Luxembourg S.A.
4.920% due 10/24/2006		150	152
Universal City Florida Holding Co.
7.960% due 05/01/2010 (a)		2,500	2,606
Wells Fargo & Co.
3.360% due 09/29/2005 (a)		250	250

			110,365

Industrials 7.5%
Abitibi-Consolidated, Inc.
6.910% due 06/15/2011 (a)		2,350	2,344
AOL Time Warner, Inc.
6.125% due 04/15/2006		2,000	2,032
Boise Cascade LLC
6.016% due 10/15/2012 (a)		3,000	3,045
Bowater, Inc.
6.410% due 03/15/2010 (a)		2,500	2,544
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005		220	222
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)		5,100	5,138
Caesars Entertainment, Inc.
9.375% due 02/15/2007		430	463
CCO Holdings LLC
7.535% due 12/15/2010 (a)		4,000	3,900
Cox Communications, Inc.
3.950% due 12/14/2007 (a)		6,000	6,036
CSX Corp.
3.510% due 08/03/2006 (a)		3,093	3,100
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)		780	781
3.890% due 05/24/2006 (a)		5,100	5,114
4.228% due 08/08/2006 (a)		100	101
3.600% due 11/17/2006 (a)		1,000	1,000
3.610% due 03/07/2007 (a)		4,200	4,189
3.859% due 09/10/2007 (a)		800	800
Duke Energy Field Services LLC
7.500% due 08/16/2005		5,000	5,020
EchoStar DBS Corp.
5.750% due 10/01/2008		1,000	999
6.350% due 10/01/2008 (a)		2,755	2,831
El Paso Corp.
6.950% due 12/15/2007		1,750	1,778
Emmis Communications Corp.
9.314% due 06/15/2012 (a)		1,500	1,534
Enterprise Products Operating LP
4.000% due 10/15/2007		250	248
Freescale Semiconductor, Inc.
5.891% due 07/15/2009 (a)		3,950	4,123
Georgia-Pacific Corp.
7.500% due 05/15/2006		2,000	2,060
7.375% due 07/15/2008		1,000	1,069
Goodman Global Holding Co, Inc.
6.621% due 06/15/2012 (a)		2,250	2,227
Halliburton Co.
4.650% due 10/17/2005 (a)		900	904
HCA, Inc.
8.750% due 09/01/2010		1,000	1,142
HealthSouth Corp.
7.625% due 06/01/2012 (b)		1,000	975
JetBlue Airways Corp.
6.368% due 11/15/2008 (a)		2,500	2,505
Lenfest Communications, Inc.
8.375% due 11/01/2005		5,320	5,396
Lyondell Chemical Co.
9.500% due 12/15/2008		1,500	1,603
MagnaChip Semiconductor S.A.
6.660% due 12/15/2011 (a)		2,500	2,488
Meritor Automotive, Inc.
6.800% due 02/15/2009		500	498
Newpark Resources, Inc.
8.625% due 12/15/2007		1,500	1,493
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,750	1,938
Pemex Project Funding Master Trust
4.941% due 10/15/2009 (a)		100	105
4.710% due 06/15/2010 (a)		16,000	16,551
Primedia, Inc.
8.638% due 05/15/2010 (a)		1,100	1,155
TCI Communications, Inc.
7.250% due 08/01/2005		125	125
8.000% due 08/01/2005		100	100
Tyco International Group S.A.
6.375% due 02/15/2006		2,500	2,534
Yum! Brands, Inc.
8.500% due 04/15/2006		2,500	2,583

			104,793

Utilities 3.8%
Alabama Power Co.
3.411% due 04/23/2007 (a)		100	100
American Electric Power Co., Inc.
4.709% due 08/16/2007 (a)		4,000	4,042
Appalachian Power Co.
3.810% due 06/29/2007 (a)		400	401
AT&T Corp.
8.050% due 11/15/2011		473	547
CMS Energy Corp.
9.875% due 10/15/2007		600	657
Dobson Cellular Systems
7.960% due 11/01/2011 (a)		1,500	1,568
Dominion Resources, Inc.
7.625% due 07/15/2005		100	100
3.568% due 05/15/2006 (a)		600	601
Duke Energy Corp.
3.820% due 12/08/2005 (a)		2,200	2,201
Intelsat Bermuda Ltd.
7.794% due 01/15/2012 (a)		4,500	4,601
Northwestern Corp.
7.300% due 12/01/2006		3,000	3,113
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		87	87
Progress Energy, Inc.
6.750% due 03/01/2006		4,500	4,577
PSEG Energy Holdings LLC
7.750% due 04/16/2007		2,350	2,438
8.625% due 02/15/2008		1,500	1,601
PSEG Power LLC
6.875% due 04/15/2006		2,500	2,552
Public Service Electric & Gas Co.
3.577% due 06/23/2006 (a)		5,500	5,501
Qwest Communications International, Inc.
6.768% due 02/15/2009 (a)		3,850	3,802
Qwest Corp.
6.671% due 06/15/2013 (a)		1,500	1,543
Rogers Wireless Communications, Inc.
6.535% due 12/15/2010 (a)		2,250	2,357
Rural Cellular Corp.
7.910% due 03/15/2010 (a)		1,400	1,449
Southern California Edison Co.
3.465% due 12/13/2007 (a)		3,000	3,000
Southwestern Electric Power
4.500% due 07/01/2005		1,000	1,000
Time Warner Telecom Holdings, Inc.
7.268% due 02/15/2011 (a)		2,350	2,374
TXU Energy Co. LLC
3.920% due 01/17/2006 (a)		2,500	2,500

			52,712

Total Corporate Bonds & Notes (Cost $268,340)			267,870

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
2.990% due 10/03/2005 (a)		200	200
3.005% due 07/06/2005 (a)		100	100
3.046% due 01/07/2006 (a)		2,500	2,500
3.179% due 05/22/2006 (a)		25,000	24,991
3.235% due 09/07/2006 (a)		50,000	49,998
Federal Home Loan Bank
3.174% due 08/26/2005 (a)		2,500	2,500
3.270% due 06/13/2006 (a)		39,500	39,496
3.363% due 03/28/2006 (a)		35,000	35,007
Freddie Mac
3.082% due 10/07/2005 (a)		200	200
3.335% due 09/09/2005 (a)		27,950	27,948
5.000% due 06/15/2013		550	552

Total U.S. Government Agencies (Cost $183,415)			183,492

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		22,104	22,813

Total U.S. Treasury Obligations (Cost $22,977)			22,813

MORTGAGE-BACKED SECURITIES 0.1%
Washington Mutual Mortgage Securities Corp.
3.435% due 12/25/2044 (a)		956	957

Total Mortgage-Backed Securities (Cost $956)			957

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.474% due 09/25/2034 (a)		209	209
Chase Funding Loan Acquisition Trust
3.644% due 01/25/2033 (a)		174	174
Countrywide Asset-Backed Certificates
3.484% due 12/25/2018 (a)		20	20
3.464% due 01/25/2024 (a)		265	265
Fannie Mae
3.454% due 04/25/2035 (a)		432	433
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.454% due 08/25/2034 (a)		19	19
3.464% due 11/25/2034 (a)		247	248
Park Place Securities, Inc.
3.474% due 02/25/2035 (a)		294	294
SLM Student Loan Trust
3.141% due 04/25/2010 (a)		2,660	2,661

Total Asset-Backed Securities (Cost $4,321)			4,323

SOVEREIGN ISSUES 17.0%
Republic of Brazil
10.000% due 01/16/2007		250	269
11.250% due 07/26/2007		55	62
11.500% due 03/12/2008		25	29
4.313% due 04/15/2009 (a)		3,219	3,195
9.230% due 06/29/2009 (a)		60,560	70,325
10.000% due 08/07/2011		3,150	3,618
4.313% due 04/15/2012 (a)		39,287	38,011
8.000% due 04/15/2014		1,055	1,088
Republic of Bulgaria
3.750% due 07/28/2012 (a)		2,366	2,368
Republic of Chile
3.587% due 01/28/2008 (a)		1,461	1,470
Republic of Colombia
10.500% due 06/13/2006		750	791
8.625% due 04/01/2008		1,000	1,102
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,418
8.000% due 08/15/2030 (a)		2,600	2,177
Republic of Egypt
7.625% due 07/11/2006		500	518
Republic of Kazakhstan
11.125% due 05/11/2007		750	843
Republic of Panama
8.250% due 04/22/2008		7,250	7,939
3.750% due 07/17/2014 (a)		619	611
3.750% due 07/17/2016 (a)		3,419	3,303
Republic of Peru
9.125% due 01/15/2008		5,400	5,994
5.000% due 03/07/2017 (a)		9,236	8,807
Republic of Ukraine
11.000% due 03/15/2007		5,563	5,883
6.365% due 08/05/2009 (a)		17,150	18,574
6.875% due 03/04/2011		250	264
Republic of Venezuela
5.375% due 08/07/2010		2,500	2,335
4.150% due 04/20/2011 (a)		43,850	40,085
Russian Federation
8.750% due 07/24/2005		4,747	4,765
8.250% due 03/31/2010 (a)		2,500	2,734
12.750% due 06/24/2028		100	181
5.000% due 03/31/2030 (a)		4,300	4,811
United Mexican States
3.840% due 01/13/2009 (a)		2,511	2,549

Total Sovereign Issues (Cost $232,857)			236,119

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 5.2%
Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	54,500	69,648
Kingdom of Spain
3.100% due 09/20/2006	JY	190,000	1,777

Total Foreign Currency-Denominated Issues (Cost $74,030)			71,425

CONVERTIBLE BONDS & NOTES 0.0%
AES Corp.
4.500% due 08/15/2005		$200	201

Total Convertible Bonds & Notes (Cost $200)			201

		Shares
PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		36,250	2,020

Total Preferred Stock (Cost $1,812)			2,020

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 32.8%
Certificates of Deposit 2.4%
Citibank New York N.A.
3.360% due 09/19/2005		$33,500	33,500

Commercial Paper 20.9%
Fannie Mae
2.988% due 07/20/2005		27,900	27,856
3.005% due 07/27/2005		28,800	28,737
3.023% due 08/03/2005		30,500	30,415
3.066% due 08/10/2005		28,100	28,003
3.172% due 08/31/2005		5,700	5,667
3.205% due 09/07/2005		8,800	8,744
3.250% due 09/14/2005		5,400	5,362
Federal Home Loan Bank
2.963% due 07/01/2005		38,100	38,100
Freddie Mac
2.875% due 07/12/2005		21,700	21,680
2.963% due 08/01/2005		26,400	26,330
3.000% due 08/08/2005		16,900	16,847
3.190% due 09/06/2005		18,400	18,284
3.254% due 11/01/2005		20,800	20,553
3.310% due 11/03/2005		12,500	12,349

			288,927

Repurchase Agreements 9.3%
Credit Suisse First Boston
2.700% due 07/01/2005		124,300	124,300
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.750% due 05/15/2008 valued at $127,037. Repurchase proceeds are $124,309.)
State Street Bank
2.650% due 07/01/2005		5,122	5,122
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $5,226. Repurchase proceeds are $5,122.)

			129,422

U.S. Treasury Bills 0.2%
2.919% due 09/01/2005-09/15/2005 (d)(e)		2,370	2,355

Total Short-Term Instruments (Cost $454,239)			454,204

Total Investments (Cost $1,391,727)		100.4%	$1,392,100
Written Options (g) (Premiums $166)		(0.0%)	(32)
Other Assets and Liabilities (Net)		(0.4%)	(5,334)

Net Assets		100.0%	$1,386,734

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(3)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	38,300	1,408
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		$53,600	(296)

							$1,106

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$6
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	11
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	2
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,500	(16)
Bank of America	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	278
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	10
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	112
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	10,700	235
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	13
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(34)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	4
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	(1)
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(47)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(33)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(121)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,400	(146)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	5
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	1
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	(4)
Citibank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.900%	06/20/2010	2,000	40
Credit Suisse First Boston	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.550%	09/07/2005	1,800	1
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,820	10
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	7
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	6
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	2
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	41
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,500	(6)
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	7
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	12
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	3
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	9
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. 100-4 Index	Sell	3.600%	06/20/2010	27,225	319
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	22,000	479
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL4 Index	Sell	0.900%	06/20/2010	2,500	26
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	(13)
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	(1)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	11
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	3
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	55
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	143
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	1
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(8)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	385
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	4,950	48
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	5,000	4
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	8
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	19,000	(118)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	452
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL4 Index	Sell	0.900%	06/20/2010	10,000	50
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	(3)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	56
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	0
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	1
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(16)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	(36)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(60)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	11
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	136
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	3
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	64,500	1,070
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(21)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	49,500	1,567
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. HVOL4 Index	Sell	0.900%	06/20/2010	8,000	38
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	6,930	122
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	0
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	223
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(77)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(13)
UBS Warburg LLC	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	3,812	37
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	5,000	(5)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(2)
Wachovia Bank N.A.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	8,168	79
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	0

						$5,379

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	681	$83	$21
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	681	83	11

				$166	$32

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation	)
Buy	EC	1,188	07/2005	$6	$0	$6
Sell		36,758	07/2005	75	0	75
Sell		23,515	08/2005	72	0	72
Buy	JY	157,880	07/2005	0	(58)	(58)

				$153	$(58)	$95

See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (j) 0.1%
Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$504
Crusade Global Trust
3.598% due 05/15/2021 (a)		$532	532
Homeside Mortgage Securities Trust
3.335% due 01/20/2027 (a)		428	423
Medallion Trust
3.360% due 07/12/2031 (a)		1,153	1,152
Torrens Trust
3.480% due 07/15/2031 (a)		485	485

Total Australia (Cost $3,067)			3,096

AUSTRIA (j) 0.8%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,457

Total Austria (Cost $13,923)			17,457

BELGIUM (j) 0.6%
Kingdom of Belgium
7.500% due 07/29/2008	EC	10,500	14,686

Total Belgium (Cost $10,331)			14,686

BRAZIL 0.5%
Republic of Brazil
4.313% due 04/15/2009 (a)		$5,318	5,278
4.313% due 04/15/2012 (a)		412	398
8.000% due 04/15/2014		4,328	4,461
8.875% due 10/14/2019		1,000	1,063

Total Brazil (Cost $10,859)			11,200

CANADA (j) 0.1%
Commonwealth of Canada
9.000% due 06/01/2025	C$	100	133
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		2,100	1,843

Total Canada (Cost $1,889)			1,976

CAYMAN ISLANDS (j) 0.5%
Mizuho Financial Group Cayman Ltd.
1.525% due 12/31/2049 (a)	JY	300,000	2,706
Pylon Ltd.
6.016% due 12/22/2008 (a)	EC	1,350	1,730
Redwood Capital Ltd.
6.950% due 01/01/2006 (a)		$2,300	2,298
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	29,634	267
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		$3,900	3,909

Total Cayman Islands (Cost $11,055)			10,910

DENMARK (j) 0.1%
Nykredit Konvertible
6.000% due 10/01/2029	DK	4,804	814
Unikredit Realkredit
6.000% due 07/01/2029		3,941	668

Total Denmark (Cost $960)			1,482

FRANCE (j) 13.6%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,382
Republic of France
7.250% due 04/25/2006		7,000	8,820
5.250% due 04/25/2008		26,800	35,137
4.000% due 04/25/2009		8,050	10,338
4.000% due 10/25/2009		30,070	38,763
4.000% due 04/25/2014		39,700	51,644
4.000% due 10/25/2014		111,700	145,009
5.750% due 10/25/2032		10,300	16,918
4.750% due 04/25/2035		1,100	1,585
4.000% due 04/25/2055		600	774

Total France (Cost $286,107)			310,370

GERMANY (j) 25.8%
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,686
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,156
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	563
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,845
Republic of Germany
4.000% due 07/04/2009		2,900	3,732
5.375% due 01/04/2010		4,100	5,581
5.250% due 07/04/2010		33,300	45,430
5.250% due 01/04/2011		28,400	39,056
5.000% due 07/04/2011		100	137
5.000% due 01/04/2012		74,500	102,171
5.000% due 07/04/2012		300	413
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		19,900	25,496
4.250% due 01/04/2014		78,252	103,683
4.250% due 07/04/2014		2,800	3,711
6.250% due 01/04/2024		7,600	12,566
6.500% due 07/04/2027		105,460	183,325
5.625% due 01/04/2028		11,630	18,345
6.250% due 01/04/2030		10,750	18,480
5.500% due 01/04/2031		8,800	13,910
4.750% due 07/04/2034		4,300	6,211

Total Germany (Cost $546,387)			592,504

IRELAND (j) 0.3%
Celtic Residential Irish Mortgage Securitisation
2.334% due 06/13/2035 (a)	EC	2,252	2,734
Emerald Mortgages PLC
2.364% due 10/22/2035 (a)		594	721
2.364% due 04/30/2028 (a)		2,359	2,848

Total Ireland (Cost $5,458)			6,303

ITALY (j) 0.4%
First Italian Auto Transaction
2.426% due 07/01/2008 (a)	EC	30	36
Republic of Italy
5.500% due 11/01/2010		1,700	2,347
5.250% due 08/01/2011		3,400	4,680
Siena Mortgage SpA
2.405% due 02/28/2037 (a)		1,193	1,442
Upgrade SpA
2.414% due 12/31/2035 (a)		1,000	1,205

Total Italy (Cost $7,711)			9,710

JAPAN (j) 17.1%
Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,237
Government of Japan
0.700% due 09/20/2008	JY	2,980,000	27,317
1.400% due 09/20/2011		2,960,000	28,031
1.300% due 09/20/2012		380,000	3,562
1.600% due 09/20/2013		8,640,000	82,240
1.500% due 03/20/2014		10,910,000	102,582
1.600% due 06/20/2014		8,010,000	75,694
1.600% due 09/20/2014		3,710,000	34,999
1.900% due 09/20/2022		420,000	3,931
2.400% due 06/20/2024		822,000	8,155
2.300% due 05/20/2030		1,961,100	18,484

Total Japan (Cost $392,254)			392,232

LUXEMBOURG (j) 0.0%
Gazprom Capital S.A.
5.875% due 06/01/2015	EC	700	855

Total Luxembourg			855

MEXICO 0.1%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,140
9.375% due 12/02/2008		1,290	1,474

Total Mexico (Cost $2,298)			2,614

NETHERLANDS (j) 1.2%
Delphinus BV
2.413% due 04/25/2093 (a)	EC	1,500	1,817
Dutch Mortgage-Backed Securities BV
2.427% due 10/02/2079 (a)		3,000	3,647
2.376% due 11/20/2035 (a)		1,684	2,043
Holland Euro-Denominated Mortgage-Backed Series
2.407% due 04/18/2012 (a)		1,536	1,859
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	14,820
3.750% due 07/15/2014		2,500	3,190

Total Netherlands (Cost $24,201)			27,376

NEW ZEALAND (j) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,756

Total New Zealand (Cost $3,139)			4,756

PANAMA 0.1%
Republic of Panama
8.250% due 04/22/2008		$2,000	2,190

Total Panama (Cost $2,161)			2,190

PERU 0.1%
Republic of Peru
9.125% due 01/15/2008		$2,400	2,664

Total Peru (Cost $2,626)			2,664

RUSSIA 0.4%
Russian Federation
8.750% due 07/24/2005		$5,000	5,019
10.000% due 06/26/2007		1,630	1,798
8.250% due 03/31/2010 (a)		400	437
5.000% due 03/31/2030 (a)		2,500	2,797

Total Russia (Cost $9,898)			10,051

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$2,480	2,610

Total South Africa (Cost $2,654)			2,610

SPAIN (j) 3.8%
Caja Madrid
2.125% due 05/30/2006 (a)	EC	2,600	3,145
Hipotebansa Mortgage Securitization Fund
2.256% due 07/18/2022 (a)		1,567	1,847
Hipotebansa V
2.277% due 01/18/2018 (a)		1,209	1,429
Kingdom of Spain
5.150% due 07/30/2009		37,730	50,508
5.350% due 10/31/2011		11,100	15,469
4.200% due 07/30/2013		2,200	2,899
5.750% due 07/30/2032		4,500	7,372
4.200% due 01/31/2037		2,300	3,040

Total Spain (Cost $68,176)			85,709

SUPRANATIONAL (j) 0.4%
European Investment Bank
4.000% due 10/15/2037	EC	6,600	8,282

Total Supranational (Cost $8,385)			8,282

TUNISIA (j) 0.3%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	294
7.375% due 04/25/2012		500	578
4.500% due 06/22/2020	EC	4,600	5,600

Total Tunisia (Cost $6,426)			6,472

UNITED KINGDOM (j) 4.6%
Bauhaus Securities Ltd.
2.449% due 10/30/2052 (a)	EC	3,501	4,249
Dolerite Funding PLC
3.560% due 08/20/2032 (a)		$1,306	1,303
Haus Ltd.
2.403% due 12/14/2037 (a)	EC	5,839	6,836
Lloyds TSB Capital I
7.375% due 02/07/2049		500	746
SRM Investment Ltd.
2.346% due 08/26/2034 (a)		452	548
United Kingdom Gilt
5.000% due 03/07/2008	BP	16,800	30,860
4.750% due 06/07/2010		2,700	4,991
5.000% due 03/07/2012		12,830	24,180
8.000% due 09/27/2013		14,100	32,031

Total United Kingdom (Cost $103,301)			105,744

UNITED STATES (j) 41.8%
Asset-Backed Securities 1.0%
Ameriquest Mortgage Securities, Inc.
3.724% due 02/25/2033 (a)		$121	121
3.724% due 03/25/2033 (a)		164	164
3.650% due 06/25/2034 (a)		3,508	3,520
Amortizing Residential Collateral Trust
3.574% due 09/25/2030 (a)		43	43
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.254% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
3.644% due 10/25/2032 (a)		119	119
3.714% due 10/25/2032 (a)		367	369
Citifinancial Mortgage Securities, Inc.
3.624% due 05/25/2033 (a)		245	245
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		1,000	1,001
Conseco Finance Corp.
3.590% due 10/15/2031 (a)		134	135
Countrywide Asset-Backed Certificates
3.484% due 12/25/2018 (a)		174	174
3.474% due 08/25/2023 (a)		106	106
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)		202	204
EQCC Home Equity Loan Trust
3.510% due 03/20/2030 (a)		46	46
Fannie Mae
3.360% due 07/25/2035 (a)		2,000	2,001
First Alliance Mortgage Loan Trust
3.490% due 12/20/2027 (a)		39	39
Home Equity Asset Trust
3.724% due 03/25/2033 (a)		161	161
3.464% due 08/25/2034 (a)		1,095	1,096
Irwin Home Equity Loan Trust
3.834% due 06/25/2028 (a)		618	621
Merrill Lynch Mortgage Investors, Inc.
3.600% due 03/15/2025 (a)		1,497	1,504
Mesa Trust Asset-Backed Certificates
3.714% due 11/25/2031 (a)		1,168	1,171
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.464% due 11/25/2034 (a)		2,722	2,724
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		508	508
New Century Home Equity Loan Trust
3.390% due 07/25/2035 (a)		2,800	2,799
Novastar Home Equity Loan
3.874% due 01/25/2031 (a)		74	74
Providian Home Equity Loan Trust
3.604% due 06/25/2025 (a)		327	328
Residential Asset Mortgage Products, Inc.
3.414% due 04/25/2025 (a)		409	410
Residential Asset Securities Corp.
3.544% due 09/25/2031 (a)		53	53
3.564% due 07/25/2032 (a)		1,600	1,604

			22,378

Corporate Bonds & Notes 1.7%
Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	509
Ford Motor Credit Co.
7.600% due 08/01/2005		2,800	2,806
4.218% due 11/16/2006 (a)		3,300	3,272
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,792
General Motors Acceptance Corp.
4.145% due 05/18/2006 (a)		$3,700	3,683
GPU, Inc.
7.700% due 12/01/2005		500	507
J.P. Morgan Chase & Co., Inc.
7.150% due 02/15/2012 (a)		4,670	4,936
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	414
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		1,200	1,360
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,400	1,546
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		15,100	15,020
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	513
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	804

			40,162

Mortgage-Backed Securities 1.6%
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,236
Countrywide Home Loan Mortgage Pass-Through Trust
3.634% due 03/25/2035 (a)		187	187
CS First Boston Mortgage Securities Corp.
5.721% due 05/25/2032 (a)		160	162
3.400% due 08/25/2033 (a)		1,859	1,869
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,211
Impac CMB Trust
3.714% due 07/25/2033 (a)		382	383
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,188
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		664	672
Washington Mutual Mortgage Securities Corp.
5.129% due 10/25/2032 (a)		876	882
3.584% due 12/25/2027 (a)		7,462	7,459
3.671% due 12/25/2040 (a)		461	460
3.372% due 12/25/2044 (a)		5,259	5,263
3.765% due 02/27/2034 (a)		2,027	2,025

			35,997

Municipal Bonds & Notes 2.1%
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,307
5.250% due 07/01/2013		3,500	3,936
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,326
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,618
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	331
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	220
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,590
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,549
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	231
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,300
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	838
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,464
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,582
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	350
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,109
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	3,159
5.600% due 06/01/2035		400	410
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	886
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,674
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	210
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	433
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	564
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	454
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	333
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	658
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,230
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,699
5.500% due 06/01/2014		300	322
5.500% due 06/01/2017		600	659
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,111
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	210

			48,763

		Shares
Preferred Security 0.3%
DG Funding Trust
3.360% due 12/29/2049 (a)		640	6,884

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		51,578	2,874

	Principal Amount (000s)
U.S. Government Agencies 21.9%
Fannie Mae
3.434% due 03/25/2034 (a)		$1,350	1,352
4.165% due 11/01/2022 (a)		57	58
4.301% due 08/01/2023 (a)		300	308
4.575% due 01/01/2023 (a)		66	67
5.000% due 12/01/2034 - 08/11/2035 (c)		31,427	31,429
5.002% due 12/01/2030 (a)		115	118
5.500% due 11/01/2028 - 07/01/2035 (c)		400,922	406,806
5.730% due 04/01/2032 (a)		242	244
6.500% due 02/01/2026 - 11/01/2034 (c)		3,038	3,151
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,219
5.665% due 03/22/2006		3,200	3,238
Freddie Mac
4.019% due 06/01/2022 (a)		446	458
9.050% due 06/15/2019		10	10
Government National Mortgage Association
3.375% due 05/20/2022 - 05/20/2030 (a)(c)		3,747	3,806
3.750% due 07/20/2022 - 08/20/2027 (a)(c)		1,259	1,280
4.125% due 11/20/2021 - 11/20/2030 (a)(c)		516	524
6.000% due 08/20/2034		5,691	6,156
Small Business Administration
5.980% due 11/01/2022		6,839	7,276
6.344% due 08/10/2011		3,748	3,952
6.640% due 02/10/2011		2,385	2,528
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,976
5.880% due 04/01/2036		8,145	9,825
5.980% due 04/01/2036		1,855	2,264

			503,045

U.S. Treasury Obligations 13.1%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		316	325
2.000% due 07/15/2014		723	745
1.625% due 01/15/2015		17,118	17,061
3.625% due 04/15/2028		1,191	1,600
U.S. Treasury Bonds
8.750% due 05/15/2017		26,500	38,058
8.875% due 02/15/2019		16,100	23,939
8.125% due 08/15/2019		50,100	71,009
7.875% due 02/15/2021		5,500	7,787
8.125% due 05/15/2021		27,400	39,680
U.S. Treasury Notes
4.875% due 02/15/2012		5,800	6,162
4.250% due 08/15/2013		700	718
4.250% due 11/15/2013		26,200	26,848
4.250% due 08/15/2014		4,500	4,609
4.250% due 11/15/2014		55,600	56,923
4.125% due 05/15/2015		6,400	6,496

			301,960

Total United States (Cost $951,280)			962,063

PURCHASED CALL OPTIONS 0.1%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006		2,000	62
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		9,700	1,617

Total Purchased Call Options (Cost $561)			1,679

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		9,700	235

	# of Contracts
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		100	1
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		716	4

Total Purchased Put Options (Cost $684)			240

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.7%
Commercial Paper 0.1%
UBS Finance Delaware LLC
3.365% due 10/14/2005		$3,700	3,663
Repurchase Agreement 1.0%
State Street Bank
2.650% due 07/01/2005		22,348	22,348
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $22,796. Repurchase proceeds are $22,350.)
U.S. Treasury Bills 3.6%
2.951% due 09/01/2005-09/15/2005 (c)(e)(f)		83,275	82,704

Total Short-Term Instruments (Cost $108,792)			108,715

Total Investments (d) (Cost $2,585,462)		117.8%	$2,703,946
Written Options (h) (Premiums $2,760)		(0.2%)	(3,453)
Other Assets and Liabilities (Net)		(17.6%)	(404,532)

Net Assets		100.0%	$2,295,961

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $59,921 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $57,645 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Securities with an aggregate market value of $9,224 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	570	$214
Eurodollar December Long Futures	12/2005	830	(23)
Euro-Bund 10-Year Note Long Futures	09/2005	1,555	1,232
Government of Japan 10-Year Note Long Futures	09/2005	53	350
U.S. Treasury 10-Year Note Short Futures	09/2005	910	(60)
U.S. Treasury 30-Year Bond Long Futures	09/2005	55	21

			$1,734

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$391
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(558)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	368
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	(489)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	77,000	2,262
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,300	(61)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,700	147
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,500	697
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,300	25
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		200	(2)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,500	167
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(150)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	16
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	761
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(428)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		10,900	536
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(80)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	7,200	(24)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		16,600	21
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		17,000	(335)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(103)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		4,400	5
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,700	96
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/18/2008		18,000	176
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		13,800	(205)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		12,800	25
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	71
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(2,158)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(513)
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		9,000	481
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	(875)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	185
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(1,380)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		73,200	(112)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,100	519
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	21
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	118
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,900	(494)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	(124)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	5,707
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(87)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(422)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(748)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(187)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(2,426)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	(1)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(3,555)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	147
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2007		31,000	(76)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		79,400	(2)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		14,000	(24)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		87,400	(286)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		250,200	(1,049)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		2,400	(32)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		284,000	311
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		97,500	(248)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		57,300	(255)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		64,100	(845)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,500	206
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		12,900	(84)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		4,000	(7)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		6,100	(16)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,300	161
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	191

							$(4,630)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$16,000	$(77)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,000	20
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	800	12
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	11
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	24
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	34
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,000	28
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	63
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	47

						$180

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$114.000	08/26/2005	320	$283	$210
Call - CBOT U.S. Treasury Note September Futures	115.000	08/26/2005	58	18	19
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	747	212	105
Put - CBOT U.S. Treasury Bond September Futures	111.000	08/26/2005	163	81	10
Put - CBOT U.S. Treasury Bond September Futures	110.000	08/26/2005	78	17	3
Put - CBOT U.S. Treasury Bond September Futures	114.000	08/26/2005	320	229	75

				$840	$422

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	$4,100	$145	$367
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	584	1,216
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	1,307
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	5,000	60	58
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	83

						$1,920	$3,031

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$161,100	$157,387	$157,341
U.S. Treasury Note	5.500	05/15/2009	13,500	14,391	14,385
U.S. Treasury Note	4.000	02/15/2015	7,600	7,629	7,601

				$179,407	$179,327

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	07/2005	$5	$0	$5
Buy	BP	3,317	07/2005	0	(100)	(100)
Sell		40,431	07/2005	1,099	0	1,099
Buy	BR	3,434	07/2005	194	0	194
Buy		893	08/2005	24	0	24
Buy	C$	189	07/2005	2	0	2
Sell		3,206	07/2005	0	(39)	(39)
Buy	CP	75,184	08/2005	1	0	1
Buy		294,925	09/2005	11	0	11
Sell	DK	9,802	09/2005	26	0	26
Buy	EC	87,737	07/2005	9	(47)	(38)
Sell		600,496	07/2005	1,065	0	1,065
Buy		41,611	08/2005	0	(48)	(48)
Sell		200,003	08/2005	607	0	607
Buy	H$	6,687	08/2005	0	0	0
Buy	JY	613,954	07/2005	0	(89)	(89)
Sell		33,058,448	07/2005	10,243	0	10,243
Buy	KW	639,205	07/2005	0	(22)	(22)
Buy		349,400	08/2005	0	(10)	(10)
Buy		1,027,000	09/2005	0	(20)	(20)
Buy	MP	4,432	08/2005	10	0	10
Buy		3,064	09/2005	1	0	1
Sell	N$	5,468	07/2005	99	0	99
Buy	PN	1,194	08/2005	0	0	0
Buy		1,867	09/2005	0	0	0
Buy	PZ	1,724	08/2005	0	0	0
Buy		1,767	09/2005	0	(2)	(2)
Buy	RR	9,589	07/2005	0	(11)	(11)
Buy		12,830	08/2005	0	(11)	(11)
Buy	S$	483	07/2005	0	(7)	(7)
Buy		595	08/2005	0	(5)	(5)
Buy	SV	19,886	08/2005	0	(14)	(14)
Buy	T$	14,910	08/2005	0	(8)	(8)
Buy		10,317	09/2005	0	(4)	(4)

				$13,396	$(437)	$12,959

See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 0.5%
Republic of Brazil
4.313% due 04/15/2012 (a)		$82	$80
8.000% due 04/15/2014		6,966	7,180
8.875% due 10/14/2019		500	531
8.250% due 01/20/2034		300	294

Total Brazil (Cost $7,861)			8,085

CANADA (j) 0.0%
Commonwealth of Canada
9.000% due 06/01/2025	C$	100	133
5.750% due 06/01/2033		200	203

Total Canada (Cost $323)			336

CAYMAN ISLANDS (j) 0.1%
Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	100,000	902

Total Cayman Islands (Cost $989)			902

FRANCE (j) 16.4%
French Treasury Note
5.000% due 07/12/2005	EC	14,400	17,436
Republic of France
4.000% due 10/25/2009		4,500	5,801
4.750% due 10/25/2012		100	136
4.000% due 04/25/2014		300	390
4.000% due 10/25/2014		156,200	202,779
5.500% due 04/25/2029		4,200	6,586
5.750% due 10/25/2032		10,100	16,589
4.000% due 04/25/2055		300	387

Total France (Cost $251,050)			250,104

GERMANY (j) 22.4%
Republic of Germany
6.000% due 07/04/2007	EC	17,100	22,283
4.000% due 07/04/2009		300	386
4.500% due 07/04/2009		17,000	22,268
3.500% due 10/09/2009		8,000	10,116
5.375% due 01/04/2010		300	408
5.250% due 01/04/2011		19,500	26,817
5.000% due 01/04/2012		5,300	7,269
5.000% due 07/04/2012		38,700	53,328
3.750% due 07/04/2013		21,700	27,802
4.250% due 01/04/2014		42,940	56,895
6.250% due 01/04/2024		10,800	17,856
6.500% due 07/04/2027		13,960	24,267
5.625% due 01/04/2028		20,500	32,336
6.250% due 01/04/2030		22,640	38,920
4.750% due 07/04/2034		400	578

Total Germany (Cost $349,969)			341,529

ITALY (j) 0.1%
Republic of Italy
3.000% due 04/15/2009	EC	700	866
4.500% due 05/01/2009		1,000	1,303

Total Italy (Cost $2,216)			2,169

JAPAN (j) 12.6%
Government of Japan
0.700% due 09/20/2008	JY	1,790,000	16,409
1.600% due 09/20/2013		5,560,000	52,923
1.500% due 03/20/2014		4,950,000	46,543
1.600% due 06/20/2014		3,970,000	37,516
1.800% due 06/20/2014		1,920,000	18,455
1.500% due 03/20/2015		100,000	932
2.400% due 06/20/2024		56,000	556
2.300% due 05/20/2030		1,938,600	18,272

Total Japan (Cost $195,611)			191,606

JERSEY, CHANNEL ISLANDS (j) 0.1%
AIG SunAmerica Institutional Funding III Ltd.
2.287% due 07/17/2006 (a)	EC	600	726

Total Jersey, Channel Islands (Cost $784)			726

LUXEMBOURG (j) 0.0%
Gazprom Capital S.A.
5.875% due 06/01/2015	EC	600	733

Total Luxembourg (Cost $754)			733

MEXICO 0.1%
United Mexican States
5.875% due 01/15/2014		$1,700	1,778

Total Mexico (Cost $1,743)			1,778

NETHERLANDS (j) 0.1%
Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	528
3.750% due 07/15/2014		1,200	1,531

Total Netherlands (Cost $2,071)			2,059

PANAMA 0.1%
Republic of Panama
7.250% due 03/15/2015		$700	764

Total Panama (Cost $718)			764

PERU 0.1%
Republic of Peru
9.125% due 02/21/2012		$900	1,057

Total Peru (Cost $1,036)			1,057

RUSSIA 0.7%
Russian Federation
8.750% due 07/24/2005		$200	201
10.000% due 06/26/2007		300	331
8.250% due 03/31/2010 (a)		2,300	2,515
5.000% due 03/31/2030 (a)		5,800	6,489

Total Russia (Cost $9,288)			9,536

SOUTH AFRICA 0.1%
Republic of South Africa
7.375% due 04/25/2012		$1,000	1,152

Total South Africa (Cost $1,130)			1,152

SPAIN (j) 2.4%
Banesto Banco de Emisiones
2.197% due 10/04/2006 (a)	EC	1,000	1,210
Caja Madrid
2.136% due 05/30/2006 (a)		1,200	1,452
Kingdom of Spain
6.150% due 01/31/2013		1,000	1,476
5.750% due 07/30/2032		19,150	31,371
4.200% due 01/31/2037		900	1,189

Total Spain (Cost $37,109)			36,698

SUPRANATIONAL (j) 0.0%
European Investment Bank
4.000% due 10/15/2037	EC	500	627

Total Supranational (Cost $635)			627

TUNISIA (j) 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	EC	300	346
4.500% due 06/22/2020		3,000	3,652

Total Tunisia (Cost $3,967)			3,998

UNITED KINGDOM (j) 3.5%
SRM Investment Ltd.
2.346% due 08/26/2034 (a)	EC	90	110
United Kingdom Gilt
5.000% due 03/07/2008	BP	8,200	15,063
4.000% due 03/07/2009		100	179
5.750% due 12/07/2009		3,900	7,470
9.000% due 07/12/2011		11,900	26,871
5.000% due 03/07/2012		2,030	3,826
5.000% due 09/07/2014		35	67

Total United Kingdom (Cost $54,997)			53,586

UNITED STATES 46.0%
Asset-Backed Securities 4.0%
AAA Trust
3.414% due 11/26/2035 (a)		$14,799	14,825
Aegis Asset-Backed Securities Trust
3.210% due 11/25/2023 (a)		1,879	1,880
American Express Credit Account Master Trust
3.360% due 04/15/2008 (a)		700	701
Ameriquest Mortgage Securities, Inc.
3.500% due 02/25/2033 (a)		6	6
3.500% due 03/25/2033 (a)		39	39
3.190% due 04/25/2035(a)		1,456	1,455
Argent Securities, Inc.
3.200% due 04/25/2034 (a)		39	39
3.270% due 11/25/2034 (a)		60	60
Asset-Backed Funding Certificates
3.160% due 02/25/2035 (a)		613	614
Asset-Backed Securities Corp. Home Equity Loan Trust
3.440% due 08/15/2033 (a)		139	139
Bank One Issuance Trust
3.270% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
3.230% due 07/25/2022 (a)		23	23
3.260% due 12/25/2042 (a)		664	664
CDC Mortgage Capital Trust
3.210% due 07/26/2034 (a)		84	84
Centex Home Equity Co. LLC
3.390% due 09/25/2033 (a)		36	36
Chase Funding Loan Acquisition Trust
3.420% due 01/25/2033 (a)		139	140
CIT Group Home Equity Loan Trust
3.310% due 03/25/2033 (a)		33	33
Citifinancial Mortgage Securities, Inc.
3.400% due 05/25/2033 (a)		20	20
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		1,000	1,001
Countrywide Asset-Backed Certificates
3.260% due 12/25/2018 (a)		36	36
3.504% due 09/25/2021 (a)		184	184
3.230% due 05/25/2023 (a)		432	432
3.250% due 08/25/2023 (a)		70	71
3.240% due 10/25/2023 (a)		132	133
3.330% due 12/25/2031 (a)		11	11
3.180% due 01/25/2035 (a)		24	24
3.380% due 10/25/2035 (a)		4,900	4,905
Credit-Based Asset Servicing & Securitization LLC
3.270% due 09/25/2030 (a)		2,685	2,687
3.410% due 06/25/2032 (a)		85	85
3.220% due 08/25/2034 (a)		9	9
Equifirst Mortgage Loan Trust
3.190% due 01/25/2034 (a)		354	354
Fieldstone Mortgage Investment Corp.
3.380% due 01/25/2035 (a)		70	70
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.260% due 11/25/2034 (a)		120	120
First Franklin Mtg Loan Asset-Backed Certificates
3.240% due 01/25/2035 (a)		1,801	1,802
Fremont Home Loan Trust
3.240% due 07/25/2034 (a)		32	32
3.464% due 12/25/2034 (a)		180	180
3.200% due 02/25/2035 (a)		1,623	1,624
GMAC Mortgage Corp. Loan Trust
3.190% due 10/25/2033 (a)		496	496
GSAMP Trust
3.604% due 03/25/2034 (a)		130	130
3.190% due 03/25/2035 (a)		1,754	1,753
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (a)		2,213	2,222
Home Equity Mortgage Trust
3.210% due 07/25/2035 (a)		4,456	4,458
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)		117	118
3.610% due 02/20/2033 (a)		941	943
Long Beach Mortgage Loan Trust
3.464% due 02/25/2024 (a)		26	26
3.410% due 06/25/2033 (a)		27	27
3.410% due 07/25/2033 (a)		110	111
3.200% due 10/25/2034 (a)		2,241	2,243
Merrill Lynch Mortgage Investors, Inc.
3.430% due 02/25/2034 (a)		12	12
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.220% due 04/25/2034 (a)		38	38
3.230% due 08/25/2034 (a)		30	30
3.240% due 11/25/2034 (a)		396	396
Morgan Stanley Home Equity Loans
3.210% due 01/25/2035 (a)		1,575	1,576
Nelnet Student Loan Trust
3.151% due 04/25/2011 (a)		54	54
Novastar Home Equity Loan
3.650% due 01/25/2031 (a)		8	8
Option One Mortgage Loan Trust
3.220% due 02/25/2014 (a)		864	865
Park Place Securities, Inc.
3.240% due 10/25/2034 (a)		13	13
3.250% due 02/25/2035 (a)		176	176
Quest Trust
3.530% due 09/25/2034 (a)		231	232
Renaissance Home Equity Loan Trust
3.440% due 08/25/2032 (a)		11	11
3.590% due 12/25/2033 (a)		2,423	2,437
Residential Asset Mortgage Products, Inc.
3.250% due 09/25/2013 (a)		134	134
3.240% due 06/25/2024 (a)		24	24
3.190% due 04/25/2025 (a)		34	34
3.414% due 12/25/2025 (a)		2,078	2,079
3.230% due 04/25/2026 (a)		54	54
3.430% due 09/25/2033 (a)		80	80
Residential Asset Securities Corp.
3.260% due 10/25/2013 (a)		2,986	2,989
3.320% due 09/25/2031 (a)		53	53
3.360% due 04/25/2032 (a)		43	44
3.340% due 07/25/2032 (a)		84	84
Saxon Asset Securities Trust
3.350% due 08/25/2032 (a)		8	8
3.390% due 06/25/2033 (a)		497	498
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		498	498
Structured Asset Securities Corp.
3.444% due 12/25/2033 (a)		12	12
3.714% due 05/25/2034 (a)		108	109

			60,594

Corporate Bonds & Notes 3.9%
AOL Time Warner, Inc.
6.125% due 04/15/2006		3,700	3,759
ASIF Global Financing
3.260% due 08/11/2006 (a)		2,700	2,697
Caesars Entertainment, Inc.
9.375% due 02/15/2007		1,500	1,616
CIT Group, Inc.
3.490% due 05/23/2008 (a)		3,500	3,503
Countrywide Home Loans, Inc.
5.500% due 08/01/2006		2,400	2,437
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006		7,300	7,415
3.859% due 09/10/2007 (a)		400	400
Delhaize America, Inc.
7.375% due 04/15/2006		400	411
Ford Motor Credit Co.
6.500% due 02/15/2006		5,825	5,871
3.750% due 11/16/2006 (a)		700	694
4.000% due 03/21/2007 (a)		400	392
Fort James Corp.
6.875% due 09/15/2007		900	940
General Motors Acceptance Corp.
7.500% due 07/15/2005		100	100
4.395% due 10/20/2005 (a)		200	200
6.750% due 01/15/2006		6,600	6,653
4.145% due 05/18/2006 (a)		1,400	1,394
4.050% due 01/16/2007 (a)		200	196
GPU, Inc.
7.700% due 12/01/2005		800	812
Halliburton Co.
4.650% due 10/17/2005 (a)		1,700	1,707
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		200	204
HCA, Inc.
7.125% due 06/01/2006		1,900	1,950
7.000% due 07/01/2007		1,500	1,561
Mirage Resorts, Inc.
7.250% due 10/15/2006		425	439
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		1,600	1,814
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,200	1,325
Morgan Stanley Dean Witter & Co.
3.275% due 01/18/2008 (a)		900	900
NiSource Finance Corp.
7.625% due 11/15/2005		2,800	2,837
Pemex Project Funding Master Trust
5.750% due 12/15/2015		2,600	2,601
Raychem Corp.
7.200% due 10/15/2008		200	217
TCI Communications, Inc.
6.875% due 02/15/2006		2,400	2,440
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	513
TXU Energy Co. LLC
3.920% due 01/17/2006 (a)		1,000	1,000

			58,998

Mortgage-Backed Securities 3.5%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		2,726	2,713
Banc of America Large Loan
3.420% due 11/15/2015 (a)		116	116
Bear Stearns Adjustable Rate Mortgage Trust
3.270% due 07/25/2034 (a)		42	42
Bear Stearns Commercial Mortgage Securities, Inc.
3.436% due 05/14/2016 (a)		199	199
Countrywide Alternative Loan Trust
3.300% due 05/25/2035 (a)		5,017	4,951
Countrywide Home Loan Mortgage Pass-Through Trust
3.420% due 02/25/2035 (a)		718	720
3.430% due 02/25/2035 (a)		748	748
3.410% due 03/25/2035 (a)		8,117	8,117
3.380% due 04/25/2035 (a)		1,474	1,474
3.594% due 08/25/2034 (a)		67	67
Greenpoint Mortgage Funding Trust
3.310% due 05/25/2045 (a)		3,674	3,671
Harborview Mortgage Loan Trust
3.460% due 02/19/2034 (a)		109	109
3.480% due 05/19/2035 (a)		6,013	5,988
Mellon Residential Funding Corp.
3.394% due 12/15/2030 (a)		45	45
SACO I, Inc.
3.170% due 02/25/2028 (a)		1,893	1,892
Sequoia Mortgage Trust
3.560% due 08/20/2032 (a)		159	159
Structured Asset Mortgage Investments, Inc.
3.544% due 06/19/2035 (a)		3,500	3,508
Structured Asset Securities Corp.
3.140% due 03/25/2035 (a)		2,468	2,470
Washington Mutual Mortgage Securities Corp.
3.360% due 12/25/2027 (a)		474	474
3.185% due 12/25/2044 (a)		2,008	2,010
3.195% due 12/25/2044 (a)		1,550	1,550
3.747% due 06/25/2042 (a)		2,334	2,359
3.570% due 08/25/2042 (a)		59	59
Washington Mutual, Inc.
3.320% due 04/25/2045 (a)		9,927	9,921

			53,362

Municipal Bonds & Notes 0.4%
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035		2,000	2,118
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		2,000	2,097
Virginia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013		850	854
5.625% due 06/01/2037		1,350	1,391

			6,460

		Shares
Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		26,600	1,482

		Principal Amount (000s)
U.S. Government Agencies 23.5%
Fannie Mae
3.110% due 05/25/2034 (a)		$60	60
3.336% due 04/26/2035 (a)		14,130	14,139
3.340% due 08/25/2030 (a)		125	125
3.490% due 06/25/2029 (a)		66	66
3.500% due 03/25/2009		228	228
3.718% due 05/28/2035 (a)		967	967
5.000% due 12/01/2034 (a)		561	569
5.500% due 11/01/2032 - 07/01/2035 (c)		328,618	333,490
6.500% due 06/25/2044		142	147
Freddie Mac
4.105% due 10/27/2031		81	81
Government National Mortgage Association
6.000% due 08/20/2034		3,679	3,980
Small Business Administration
4.754% due 08/01/2014		98	100
Small Business Administration Participation Certificates
4.625% due 02/01/2025		1,200	1,207
5.110% due 04/25/2025		2,500	2,576

			357,735

U.S. Treasury Obligations 10.6%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		3,840	3,956
1.625% due 01/15/2015		18,121	18,060
U.S. Treasury Bonds
8.750% due 05/15/2017		18,600	26,712
8.875% due 02/15/2019		30,200	44,905
8.125% due 08/15/2019		2,300	3,260
7.875% due 02/15/2021		4,500	6,371
8.125% due 05/15/2021		19,000	27,515
U.S. Treasury Notes
4.250% due 11/15/2013		12,500	12,809
4.250% due 08/15/2014		2,100	2,151
4.250% due 11/15/2014		14,800	15,152

			160,891

Total United States (Cost $695,123)			699,522

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006		2,000	62

Total Purchased Call Options (Cost $59)			62

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		50	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		400	5
Eurodollar September Futures (CME)
Strike @ 95.750 Exp. 09/19/2005		199	1
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 88.000 Exp. 11/22/2005		797	13

Total Purchased Put Options (Cost $22)			19

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.9%
Commercial Paper 5.3%
Ford Motor Credit Co.
3.400% due 08/26/2005		$2,400	2,387
Public Service Electric & Gas Co.
3.690% due 11/30/2005		600	591
Rabobank USA Financial Corp.
3.370% due 07/01/2005		41,700	41,700
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		35,400	35,400
UBS Finance Delaware LLC
3.255% due 09/26/2005		111	110

			80,188

Repurchase Agreement 0.4%
Credit Suisse First Boston
2.700% due 07/01/2005		7,000	7,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $7,181. Repurchase proceeds are $7,001.)

U.S. Treasury Bills 3.2%
2.944% due 09/01/2005-09/15/2005 (c)(d)(f)		48,940	48,602

Total Short-Term Instruments (Cost $135,835)			135,790

Total Investments (e) (Cost $1,753,290)		114.5%	$1,742,838
Written Options (h) (Premiums $348)		(0.0%)	(195)
Other Assets and Liabilities (Net)		(14.5%)	(220,265)

Net Assets		100.0%	$1,522,378

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $35,282 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) As of June 30, 2005, portfolio securities with an aggregate market value of $34,684 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $6,900 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	16	$5
Eurodollar December Long Futures	12/2005	649	(18)
Euro-Bobl 5-Year Note Long Futures	09/2005	24	17
Euro-Bund 10-Year Note Long Futures	09/2005	1,269	1,318
Euro-Bund Purchased Put Options Strike @ 108.000	09/2005	2,800	0
Government of Japan 10-Year Note Long Futures	09/2005	48	303
U.S. Treasury 10-Year Note Short Futures	09/2005	617	49
U.S. Treasury 30-Year Bond Long Futures	09/2005	30	12
U.S. Treasury 5-Year Note Short Futures	09/2005	116	(62)

			$1,624

(g) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	$500	$10
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(48)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	19

						$(19)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2010	A$	60,000	$(81)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	82
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	37,800	1,501
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,300	(29)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,500	198
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	305
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,200	71
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	137
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		400	(3)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,900	186
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,900	66
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	466
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,600	318
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	8,900	(133)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		7,400	6
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(103)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		2,900	4
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035		800	45
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(239)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		11,700	62
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	6
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(68)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(1,434)
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		13,700	732
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		130,800	(6,861)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	16
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	38
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	1,762
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	8
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	(85)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	17
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	334
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(87)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(576)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	185
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		141,500	205
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2007		39,000	(96)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		10,300	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		61,000	(200)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		143,600	(817)
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		700	(1)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,500	(20)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	110
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		25,300	(64)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		9,800	(80)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		110,800	(1,461)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		2,800	89
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		2,100	(4)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		205,900	(524)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,300	161
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	142

							$(5,714)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$114.000	08/26/2005	145	$129	$96
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	2	0	0
Put - CBOT U.S. Treasury Bond September Futures	111.000	08/26/2005	111	55	7
Put - CBOT U.S. Treasury Bond September Futures	114.000	08/26/2005	145	104	34

				$288	$137

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	$5,000	$60	$58

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$488	$488

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	07/2005	$0	$(40)	$(40)
Buy	BP	38,242	07/2005	0	(1,155)	(1,155)
Sell		7,063	07/2005	169	0	169
Buy	BR	1,690	09/2005	38	0	38
Buy	C$	50,220	07/2005	629	0	629
Buy	CP	401,098	09/2005	15	0	15
Buy	DK	109,534	09/2005	0	(306)	(306)
Buy	EC	355,927	07/2005	16	(27)	(11)
Sell		4,352	07/2005	2	(12)	(10)
Buy		3,953	08/2005	12	0	12
Sell		94,205	08/2005	270	0	270
Buy	JY	48,888,063	07/2005	0	(16,900)	(16,900)
Sell		2,578,732	07/2005	476	0	476
Buy	KW	1,757,307	08/2005	0	(62)	(62)
Buy	PN	2,326	09/2005	0	0	0
Buy	PZ	5,661	08/2005	0	0	0
Buy	RP	1,306	09/2005	0	0	0
Buy	S$	482	08/2005	0	(8)	(8)
Buy		217	09/2005	0	(1)	(1)
Buy	SK	124,672	09/2005	0	(795)	(795)
Buy	SR	8,719	08/2005	0	(126)	(126)
Buy	T$	11,164	08/2005	0	(8)	(8)
Buy		25,793	09/2005	0	(9)	(9)

				$1,627	$(19,449)	$(17,822)

See accompanying notes

Schedule of Investments

Fundamental IndexPLUS Fund

June 30, 2005 (Unaudited)

		Value (000s)
Other Assets and Liabilities (Net)	100.0%	$42,806

Net Assets	100.0%	$42,806

Notes to Schedule of Investments (amounts in thousands):

(a) Swap agreements outstanding at June 30, 2005:

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	$125	0
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	150	0
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	150	0

					$0

See accompanying notes

Schedule of Investments

Fundamental IndexPLUS TR Fund

June 30, 2005 (Unaudited)

		Value (000s)
Other Assets and Liabilities (Net)	100.0%	$172,067

Net Assets	100.0%	$172,067

Notes to Schedule of Investments (amounts in thousands):

(a) Swap agreements outstanding at June 30, 2005:

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	$375	0
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	850	0
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	485	0

					$0

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
Crusade Global Trust
3.598% due 05/15/2021(a)		$259	$259
Homeside Mortgage Securities Trust
3.335% due 01/20/2027 (a)		222	219
Medallion Trust
3.360% due 07/12/2031 (a)		645	644
Superannuation Members Home Loans Global Fund
3.665% due 06/15/2026 (a)		132	132
Torrens Trust
3.480% due 07/15/2031 (a)		242	243

Total Australia (Cost $1,500)			1,497

AUSTRIA (j) 0.3%
Republic of Austria
5.000% due 01/15/2008	EC	3,000	3,888
5.500% due 01/15/2010		600	820

Total Austria (Cost $3,483)			4,708

BRAZIL 0.6%
Republic of Brazil
4.313% due 04/15/2009 (a)		$1,217	1,208
4.313% due 04/15/2012 (a)		82	80
8.000% due 04/15/2014		844	870
10.500% due 07/14/2014		4,800	5,688
8.875% due 10/14/2019		500	531
8.250% due 01/20/2034		700	686

Total Brazil (Cost $8,919)			9,063

CANADA (j) 0.1%
Commonwealth of Canada
9.000% due 06/01/2025	C$	200	267
5.750% due 06/01/2033		2,100	2,129

Total Canada (Cost $2,297)			2,396

CAYMAN ISLANDS (j) 0.7%
AIG SunAmerica Institutional Funding II Ltd.
2.720% due 06/15/2007 (a)	C$	4,400	3,591
Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	300,000	2,706
Pylon Ltd.
6.035% due 12/22/2008 (a)		EC 1,500	1,922
Redwood Capital Ltd.
5.400% due 01/01/2006 (a)		$1,000	999
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	40,161	362
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		$1,500	1,503

Total Cayman Islands (Cost $11,159)			11,083

DENMARK (j) 0.0%
Nykredit Konvertible
6.000% due 10/01/2029	DK	2,527	428
Unikredit Realkredit
6.000% due 07/01/2029		508	86

Total Denmark (Cost $333)			514

FRANCE (j) 5.7%
Auto Asset-Backed Securities Compartment
2.363% due 10/28/2011 (a)	EC	691	815
Axa S.A.
3.750% due 01/01/2017		397	663
Republic of France
3.500% due 01/12/2009		13,800	17,394
4.000% due 04/25/2009		560	719
4.000% due 10/25/2009		16,080	20,729
4.000% due 04/25/2014		600	781
4.000% due 10/25/2014		32,100	41,672
5.750% due 10/25/2032		4,800	7,884
4.750% due 04/25/2035		700	1,009
4.000% due 04/25/2055		400	516

Total France (Cost $90,230)			92,182

GERMANY (j) 24.9%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,722
KFW International Finance, Inc.
3.500% due 11/15/2005		5,300	6,447
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	666
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	684
Republic of Germany
4.000% due 07/04/2009		2,200	2,832
5.375% due 01/04/2010		1,900	2,586
5.250% due 07/04/2010		21,800	29,741
5.250% due 01/04/2011		51,200	70,411
5.000% due 01/04/2012		24,100	33,051
5.000% due 07/04/2012		26,400	36,379
4.500% due 01/04/2013		21,040	28,256
3.750% due 07/04/2013		2,300	2,947
4.250% due 01/04/2014		39,000	51,675
6.250% due 01/04/2024		5,300	8,763
6.500% due 07/04/2027		35,860	62,337
5.625% due 01/04/2028		14,970	23,613
4.750% due 07/04/2028		1,300	1,841
6.250% due 01/04/2030		14,200	24,411
5.500% due 01/04/2031		6,200	9,800
4.750% due 07/04/2034		4,100	5,922

Total Germany (Cost $389,702)			404,084

IRELAND (j) 0.3%
Celtic Residential Irish Mortgage Securitisation
2.334% due 06/13/2035 (a)	EC	3,378	4,102

Total Ireland (Cost $4,077)			4,102

ITALY (j) 0.9%
First Italian Auto Transaction
2.426% due 07/01/2008 (a)	EC	11	13
Republic of Italy
4.500% due 05/01/2009		4,150	5,408
4.250% due 11/01/2009		2,470	3,209
5.500% due 11/01/2010		1,400	1,933
Siena Mortgage SpA
2.341% due 12/16/2038 (a)		4,400	5,316

Total Italy (Cost $15,927)			15,879

JAPAN (j) 11.5%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,280
Government of Japan
0.700% due 09/20/2008	JY	630,000	5,775
1.400% due 09/20/2011		1,620,000	15,342
1.600% due 09/20/2013		3,440,000	32,744
1.500% due 03/20/2014		7,640,000	71,835
1.600% due 06/20/2014		4,900,000	46,305
2.400% due 06/20/2024		250,000	2,480
2.300% due 05/20/2030		1,130,000	10,651

Total Japan (Cost $189,357)			187,412

JERSEY, CHANNEL ISLANDS (j) 0.1%
AIG SunAmerica Institutional Funding III Ltd.
2.287% due 07/17/2006 (a)	EC	800	968

Total Jersey, Channel Islands (Cost $1,045)			968

MEXICO (j) 0.2%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$480	526
9.375% due 12/02/2008		650	743
United Mexican States
6.750% due 06/06/2006	JY	233,000	2,228

Total Mexico (Cost $3,466)			3,497

NETHERLANDS (j) 1.4%
Delphinus BV
2.415% due 11/28/2031 (a)	EC	5,000	6,099
2.413% due 04/25/2093 (a)		2,000	2,422
Dutch Mortgage-Backed Securities BV
2.427% due 10/02/2079 (a)		1,000	1,216
2.366% due 11/02/2034 (a)		658	796
2.376% due 11/20/2035 (a)		3,368	4,087
2.355% due 07/02/2077 (a)		1,066	1,264
Holland Euro-Denominated Mortgage-Backed Series
2.407% due 04/18/2012 (a)		878	1,062
Kingdom of Netherlands
5.000% due 07/15/2011		2,100	2,867
3.750% due 07/15/2014		2,700	3,446

Total Netherlands (Cost $22,081)			23,259

NEW ZEALAND (j) 0.1%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	2,307	2,139

Total New Zealand (Cost $1,094)			2,139

PANAMA 0.1%
Republic of Panama
8.250% due 04/22/2008		$1,170	1,281

Total Panama (Cost $1,264)			1,281

PERU 0.1%
Republic of Peru
9.125% due 01/15/2008		$1,300	1,443

Total Peru (Cost $1,422)			1,443

RUSSIA 0.4%
Russian Federation
8.750% due 07/24/2005		$2,490	2,499
10.000% due 06/26/2007		1,570	1,732
8.250% due 03/31/2010 (a)		700	765
5.000% due 03/31/2030 (a)		1,100	1,231

Total Russia (Cost $6,165)			6,227

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$1,261	1,327

Total South Africa (Cost $1,350)			1,327

SPAIN (j) 3.1%
Banesto Banco de Emisiones
2.197% due 10/04/2006	EC	1,800	2,178
Caja Madrid
2.125% due 05/30/2006 (a)		1,600	1,935
Hipotebansa V
2.277% due 01/18/2018 (a)		1,046	1,236
Kingdom of Spain
4.950% due 07/30/2005		880	1,067
5.150% due 07/30/2009		6,140	8,219
4.000% due 01/31/2010		980	1,265
4.200% due 07/30/2013		2,900	3,821
5.750% due 07/30/2032		17,500	28,668
4.200% due 01/31/2037		1,300	1,718

Total Spain (Cost $47,246)			50,107

SUPRANATIONAL (j) 0.5%
European Investment Bank
4.000% due 10/15/2037	EC	6,200	7,780

Total Supranational (Cost $7,876)			7,780

TUNISIA 0.2%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	107
7.375% due 04/25/2012		600	693
4.500% due 06/22/2020		2,600	3,165

Total Tunisia (Cost $3,936)			3,965

UNITED KINGDOM (j) 4.2%
Bauhaus Securities Ltd.
2.449% due 10/30/2052 (a)	EC	9,045	10,976
Dolerite Funding PLC
3.560% due 08/20/2032 (a)		$536	535
Haus Ltd.
2.403% due 12/14/2037 (a)	EC	2,609	3,054
Holmes Financing PLC
2.378% due 10/15/2009 (a)		1,800	2,183
2.398% due 07/25/2010 (a)		3,200	3,884
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		$2,410	3,226
SRM Investment Ltd.
2.346% due 08/26/2034 (a)	EC	813	987
United Kingdom Gilt
5.000% due 03/07/2008	BP	13,400	24,615
5.000% due 03/07/2012		7,400	13,946
8.000% due 09/27/2013		2,100	4,771

Total United Kingdom (Cost $65,576)			68,177

UNITED STATES (j) 46.7%
Asset-Backed Securities 2.6%
AAA Trust
3.120% due 11/26/2035 (a)		$12,913	12,936
AFC Home Equity Loan Trust
3.400% due 12/22/2027 (a)		82	82
Ameriquest Mortgage Securities, Inc.
3.500% due 02/25/2033 (a)		44	44
3.500% due 03/25/2033 (a)		58	58
3.580% due 06/25/2034 (a)		2,058	2,065
Amortizing Residential Collateral Trust
3.440% due 10/25/2031 (a)		119	119
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.030% due 06/25/2029 (a)		252	252
Argent Securities, Inc.
3.340% due 03/25/2034 (a)		80	80
Bear Stearns Asset-Backed Securities, Inc.
3.420% due 10/25/2032 (a)		55	55
3.490% due 10/25/2032 (a)		183	184
3.540% due 03/25/2043 (a)		226	227
Centex Home Equity
3.370% due 01/25/2034 (a)		901	902
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	661
Citifinancial Mortgage Securities, Inc.
3.400% due 05/25/2033 (a)		$158	158
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		1,000	1,001
Conseco Finance Corp.
3.590% due 10/15/2031 (a)		103	104
Countrywide Asset-Backed Certificates
2.990% due 09/25/2022 (a)		542	542
3.380% due 10/25/2035 (a)		3,422	3,425
Credit-Based Asset Servicing & Securitization LLC
3.430% due 01/25/2032 (a)		25	25
CS First Boston Mortgage Securities Corp.
3.400% due 01/25/2032 (a)		67	67
3.420% due 03/25/2034 (a)		809	809
Fieldstone Mortgage Investment Corp.
3.380% due 01/25/2035 (a)		881	884
Finance America Mortgage Loan Trust
3.260% due 06/25/2034 (a)		1,696	1,698
GMAC Mortgage Corp. Loan Trust
3.480% due 11/18/2025 (a)		182	182
GSAMP Trust
3.190% due 03/25/2035 (a)		1,315	1,315
Home Equity Asset Trust
3.550% due 05/25/2033 (a)		380	381
3.240% due 08/25/2034 (a)		616	616
Irwin Home Equity Loan Trust
3.610% due 06/25/2028 (a)		204	205
Long Beach Mortgage Loan Trust
3.240% due 02/25/2024 (a)		84	84
3.410% due 06/25/2033 (a)		107	107
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.240% due 10/25/2034 (a)		1,485	1,486
Morgan Stanley Dean Witter Capital I, Inc.
3.420% due 07/25/2032 (a)		3	3
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		188	187
Novastar Home Equity Loan
3.365% due 04/25/2028 (a)		304	304
3.520% due 08/25/2028 (a)		176	176
Option One Mortgage Loan Trust
3.340% due 10/12/2032 (a)		14	14
Park Place Securities, Inc.
3.250% due 02/25/2035 (a)		412	412
Providian Home Equity Loan Trust
3.380% due 06/25/2025 (a)		28	29
Quest Trust
3.270% due 03/25/2035 (a)		6,501	6,497
Residential Asset Mortgage Products, Inc.
3.190% due 04/25/2025 (a)		171	171
3.370% due 06/25/2032 (a)		153	154
Residential Asset Securities Corp.
3.220% due 04/25/2013 (a)		854	854
2.780% due 07/25/2032 (a)		674	675
Residential Funding Mortgage Securities II, Inc.
3.220% due 07/25/2018 (a)		572	572
Saxon Asset Securities Trust
3.360% due 01/25/2032 (a)		117	117
3.490% due 12/25/2032 (a)		20	20
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		766	767
Soundview Home Equity Loan Trust
3.240% due 10/25/2012 (a)		793	794
Specialty Underwriting & Residential Finance
3.420% due 06/25/2034 (a)		198	198

			42,698

Corporate Bonds & Notes 1.6%
Caesars Entertainment, Inc.
7.875% due 12/15/2005		200	203
DaimlerChrysler NA Holding Corp.
3.610% due 03/07/2007 (a)		6,700	6,682
EchoStar DBS Corp.
6.350% due 10/01/2008 (a)		200	205
Ford Motor Credit Co.
7.600% due 08/01/2005		2,900	2,907
General Electric Capital Corp.
0.100% due 12/20/2005	JY	300,000	2,705
General Motors Acceptance Corp.
6.750% due 01/15/2006		$1,800	1,814
4.414% due 05/18/2006 (a)		5,885	5,859
7.430% due 12/01/2021		102	103
Harrah's Operating Co., Inc.
7.875% due 12/15/2005		250	254
HCA, Inc.
7.000% due 07/01/2007		1,500	1,561
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		760	803
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		400	453
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		500	552
Morgan Stanley Dean Witter & Co.
3.275% due 01/18/2008 (a)		2,100	2,101
UFJ Finance Aruba AEC
6.750% due 07/15/2013		200	223

			26,425

Mortgage-Backed Securities 2.7%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		2,726	2,713
Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		107	108
Countrywide Alternative Loan Trust
3.240% due 06/25/2034 (a)		94	94
Countrywide Home Loan Mortgage Pass-Through Trust
3.420% due 02/25/2035 (a)		2,154	2,159
3.410% due 03/25/2035 (a)		9,327	9,328
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		435	440
5.729% due 05/25/2032 (a)		62	62
GS Mortgage Securities Corp.
3.370% due 11/15/2015 (a)		325	325
6.526% due 08/15/2011		400	442
GSAMP Trust
3.280% due 10/25/2033 (a)		698	699
Impac Secured Assets CMN Owner Trust
3.280% due 08/25/2034 (a)		1,302	1,303
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,548
Mellon Residential Funding Corp.
3.530% due 12/15/2030 (a)		1,976	1,980
Morgan Stanley Dean Witter Capital I, Inc.
3.230% due 04/15/2016 (a)		1,064	1,065
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		206	209
Sequoia Mortgage Trust
3.440% due 10/19/2026 (a)		1,715	1,717
3.440% due 07/20/2033 (a)		2,762	2,748
Structured Asset Mortgage Investments, Inc.
3.380% due 09/19/2032 (a)		2,859	2,860
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)		251	253
3.360% due 12/25/2027 (a)		4,205	4,203
3.372% due 12/25/2044 (a)		2,678	2,680
Washington Mutual, Inc.
3.320% due 04/25/2045 (a)		5,406	5,402

			43,338

Municipal Bonds & Notes 1.1%
Baltimore County, Maryland General Obligation Bonds, Series 2004
5.000% due 08/01/2012		300	334
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		200	212
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		900	982
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		200	221
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		300	314
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	110
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		500	544
Florida State Department Environmental Protection Preservation Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2011		550	602
Florida State Turnpike Authority Revenue Bonds, Series 2003 - C
5.000% due 07/01/2033		1,445	1,527
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039		300	338
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		400	409
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		800	901
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		300	317
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013		200	220
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		100	105
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011		100	110
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028		400	426
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		200	221
Los Angeles, California Wastewater System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2032		1,400	1,486
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	959
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		800	891
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	105
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041		200	208
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		200	227
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		200	215
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,000	1,046
New York City, New York Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035		1,200	1,264
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		800	892
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		1,400	1,480
5.500% due 06/01/2017		200	220
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		400	447

			17,333

		Shares
Preferred Security 0.1%
DG Funding Trust
3.360% due 12/29/2049 (a)		130	1,398

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		38	2,134

		Principal Amount (000s)
U.S. Government Agencies 23.3%
Fannie Mae
0.000% due 06/01/2017		$30,300	17,747
0.990% due 06/10/2035		8,000	8,093
15.750% due 12/01/2011		2	2
4.381% due 11/01/2023 (a)		24	24
4.881% due 03/01/2024 (a)		28	29
4.998% due 12/01/2034 (a)		2,244	2,275
5.000% due 07/01/2018 - 08/11/2035 (d)		14,261	14,251
5.500% due 10/01/2017 - 06/01/2035 (d)		300,658	305,085
6.470% due 09/25/2012		1,000	1,142
9.000% due 04/01/2016		47	49
Federal Farm Credit Bank
7.530% due 04/15/2009		475	535
Federal Home Loan Bank
5.750% due 08/15/2011		500	543
Federal Housing Administration
7.400% due 02/01/2021		481	485
Freddie Mac
4.031% due 02/01/2029 (a)		730	751
4.590% due 05/01/2023 (a)		140	143
Government National Mortgage Association
3.375% due 05/20/2022 - 05/20/2030 (a)(d)		648	659
3.750% due 07/20/2022 - 09/20/2026 (a)(d)		336	340
3.836% due 02/16/2030 (a)		502	507
4.125% due 12/20/2023 - 12/20/2026 (a)(d)		158	162
4.250% due 01/20/2030 (a)		255	259
4.375% due 02/20/2024 (a)		321	325
6.000% due 08/20/2034		3,679	3,980
8.500% due 12/15/2029 - 02/15/2031 (d)		450	491
Small Business Administration
6.640% due 02/01/2011		1,246	1,321
7.640% due 03/10/2010		209	226
Small Business Administration Participation Certificates
4.570% due 06/01/2025		6,700	6,711
Tennessee Valley Authority
4.875% due 12/15/2016		6,700	7,086
5.880% due 04/01/2036		3,900	4,705
7.140% due 05/23/2012		1,000	1,178

			379,104

U.S. Treasury Obligations 15.2%
Treasury Inflation Protected Securities (c)
3.500% due 01/15/2011		2,792	3,095
3.000% due 07/15/2012		8,865	9,740
2.000% due 01/15/2014		6,522	6,720
2.000% due 07/15/2014		619	638
1.625% due 01/15/2015		2,749	2,740
3.625% due 04/15/2028		240	323
U.S. Treasury Bonds
8.750% due 05/15/2017		17,900	25,707
8.875% due 02/15/2019		29,900	44,459
8.125% due 05/15/2021		18,100	26,212
6.250% due 08/15/2023		6,800	8,476
6.625% due 02/15/2027		1,000	1,328
U.S. Treasury Notes
4.875% due 02/15/2012		40,300	42,812
4.250% due 08/15/2013		400	410
4.250% due 11/15/2013		400	410
4.250% due 08/15/2014		8,900	9,116
4.250% due 11/15/2014		30,900	31,635
4.125% due 05/15/2015		26,000	26,388
U.S. Treasury Strip
0.000% due 02/15/2019 (b)		11,200	6,299

			246,508

Total United States (Cost $748,011)			758,938

		Notional Amounts (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006		$2,000	62

Total Purchased Call Options (Cost $59)			62

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		202	2
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		15	0
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		335	2
Eurodollar September Futures (CME)
Strike @ 93.500 Exp. 09/19/2005		411	5

Total Purchased Put Options (Cost $10)			9

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.0%
Commercial Paper 0.4%
Ford Motor Credit Co.
3.400% due 08/26/2005		$6,400	6,366

Repurchase Agreement 0.3%
State Street Bank
2.650% due 07/01/2005		6,143	6,143
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $6,270. Repurchase proceeds are $6,143.)

U.S. Treasury Bills 3.3%
2.952% due 09/01/2005-09/15/2005 (d)(e)(g)		53,710	53,341

Total Short-Term Instruments (Cost $65,899)			65,850

Total Investments (f) (Cost $1,693,484)		106.3%	$1,727,949
Written Options (i) (Premiums $526)		(0.0)%	(873)
Other Assets and Liabilities (Net)		(6.3%)	(101,757)

Net Assets		100.0%	$1,625,319

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $38,264 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) As of June 30, 2005, portfolio securities with an aggregate market value of $63,618 were valued with reference to securities whose prices are more readily obtainable.

(g) Securities with an aggregate market value of $6,674 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	235	$67
Eurodollar December Long Futures	12/2005	728	(20)
Euro-Bund 10-Year Note Long Futures	09/2005	1,434	1,643
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	340	0
Euro-Bund Purchased Put Options Strike @ 104.000	09/2005	430	0
Government of Japan 10-Year Note Long Futures	09/2005	52	330
U.S. Treasury 10-Year Note Short Futures	09/2005	661	(157)
U.S. Treasury 30-Year Bond Long Futures	09/2005	718	778
U.S. Treasury 5-Year Note Short Futures	09/2005	333	(187)

			$2,454

(h) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	$ 38,900	$214
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	(314)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	283
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	(364)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	71,000	1,680
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		7,100	(91)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		10,000	588
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		600	(52)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		300	3
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,600	172
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,900	(143)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		200	2
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,100	403
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,100	(187)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,200	356
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,700	(240)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	10,000	(60)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		14,900	24
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,200	(162)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,600	(27)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		2,900	4
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,000	57
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		11,800	(196)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		7,200	13
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	1,400	43
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,800	(466)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	(1,896)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	(64)
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,900	101
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	28
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		20	1
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	(37)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	(34)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		5,400	(2,545)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,200	279
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	12
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	41
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		39,200	(685)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		64,600	(80)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,400	115
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	6,000	(12)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		70,000	(293)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	693,000	(39)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010		360,000	(257)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(388)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(530)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(2,931)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	(275)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$31,000	73
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2007		15,500	(38)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		19,200	0
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		23,800	(165)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		58,000	(190)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		91,300	(245)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(3,368)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,500	(20)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		184,800	390
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		63,200	(161)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,800	(6)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		62,900	(829)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		2,700	86
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		10,600	(69)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		87,000	(222)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,300	161
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(1,594)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,000	116

							$(14,030)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$11,000	$(53)
Credit Suisse First Boston	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.550%	09/07/2005	300	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,500	29
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	19

						$(5)

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	08/26/2005	211	$39	$30
Put - CBOT U.S. Treasury Bond September Futures	111.000	08/26/2005	108	54	7

				$93	$37

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	$3,000	$129	$268
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	3,000	129	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	3,900	115	510
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	5,000	60	58

						$433	$836

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	4,339	07/2005	$0	$(26)	$(26)
Buy		3,282	08/2005	0	(56)	(56)
Buy	BP	37,627	07/2005	0	(1,065)	(1,065)
Sell		1,311	07/2005	29	0	29
Buy	BR	915	07/2005	52	0	52
Buy		1,096	08/2005	31	0	31
Buy	C$	34,620	07/2005	459	0	459
Buy	CP	108,689	08/2005	0	0	0
Buy	DK	71,281	09/2005	0	(179)	(179)
Buy	EC	132,734	07/2005	59	(10)	49
Buy		10,000	08/2005	30	0	30
Sell		10,000	07/2005	0	(29)	(29)
Sell		148,699	08/2005	452	0	452
Buy	JY	35,510,992	07/2005	0	(12,766)	(12,766)
Sell		720,195	07/2005	0	(1)	(1)
Buy	KW	360,953	07/2005	0	(13)	(13)
Buy		706,961	08/2005	0	(23)	(23)
Buy		529,200	09/2005	0	(10)	(10)
Buy	MP	3,768	08/2005	10	0	10
Buy		1,717	09/2005	0	0	0
Sell	N$	2,526	07/2005	46	0	46
Buy	PN	1,168	08/2005	0	0	0
Buy	PZ	973	08/2005	0	(4)	(4)
Buy		618	09/2005	0	(1)	(1)
Buy	RR	5,525	07/2005	0	(6)	(6)
Buy		8,827	08/2005	0	(9)	(9)
Buy	S$	272	07/2005	0	(4)	(4)
Buy		441	08/2005	0	(5)	(5)
Buy	SK	105,860	09/2005	0	(593)	(593)
Buy	SR	2,648	08/2005	0	(38)	(38)
Buy	SV	13,816	08/2005	0	(13)	(13)
Buy	T$	8,929	08/2005	0	(6)	(6)

				$1,168	$(14,857)	$(13,689)

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%
Crusade Global Trust
3.598% due 05/15/2021 (a)		$57	$57
Homeside Mortgage Securities Trust
3.335% due 01/20/2027 (a)		44	44
Medallion Trust
3.360% due 07/12/2031 (a)		195	195
Superannuation Members Home Loans Global Fund
3.665% due 06/15/2026 (a)		33	33
Torrens Trust
3.480% due 07/15/2031 (a)		71	71

Total Australia (Cost $401)			400

BELGIUM (h) 0.2%
Kingdom of Belgium
7.500% due 07/29/2008	EC	250	350

Total Belgium (Cost $246)			350

BRAZIL 0.7%
Republic of Brazil
4.313% due 04/15/2009 (a)		$376	374
9.230% due 06/29/2009 (a)		200	232
10.500% due 07/14/2014		500	593
8.250% due 01/20/2034		100	98

Total Brazil (Cost $1,269)			1,297

CANADA (h) 0.1%
Commonwealth of Canada
5.750% due 06/01/2033	C$	100	101
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		300	263

Total Canada (Cost $348)			364

CAYMAN ISLANDS (h) 0.4%
Redwood Capital Ltd.
6.950% due 01/01/2006 (a)		$300	300
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	1,950	18
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		$400	401

Total Cayman Islands (Cost $716)			719

DENMARK (h) 0.1%
Nykredit Konvertible
6.000% due 10/01/2029	DK	675	114
Unikredit Realkredit
6.000% due 07/01/2029		145	25

Total Denmark (Cost $90)			139

FRANCE (h) 9.1%
Axa S.A.
3.750% due 01/01/2017	EC	50	83
Republic of France
4.000% due 10/25/2009		2,260	2,913
4.000% due 04/25/2014		9,300	12,098
4.000% due 10/25/2014		700	909
5.750% due 10/25/2032		1,300	2,135
4.750% due 04/25/2035		100	144

Total France (Cost $17,771)			18,282

GERMANY (h) 21.6%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,581
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	115
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	271
Republic of Germany
4.000% due 07/04/2009		100	129
3.500% due 10/09/2009		1,000	1,264
5.250% due 07/04/2010		700	955
5.250% due 01/04/2011		6,600	9,076
5.000% due 01/04/2012		600	823
5.000% due 07/04/2012		2,600	3,583
3.750% due 07/04/2013		100	128
4.250% due 01/04/2014		5,600	7,420
4.250% due 07/04/2014		200	265
6.250% due 01/04/2024		600	992
6.500% due 07/04/2027		5,740	9,978
5.625% due 01/04/2028		2,940	4,638
6.250% due 01/04/2030		400	688
4.750% due 07/04/2034		700	1,011

Total Germany (Cost $39,415)			42,917

IRELAND (h) 0.1%
Emerald Mortgages PLC
2.364% due 10/22/2035 (a)	EC	74	90
Lusitano Mortgages PLC
2.391% due 12/15/2035 (a)		156	189

Total Ireland (Cost $258)			279

ITALY (h) 2.6%
Findomestic Securitization Vehicle SRL
2.416% due 12/20/2008 (a)	EC	900	1,090
First Italian Auto Transaction
2.426% due 07/01/2008 (a)		3	3
Republic of Italy
4.500% due 05/01/2009		1,280	1,668
5.500% due 11/01/2010		400	552
Siena Mortgage SpA
2.341% due 12/16/2038 (a)		1,600	1,933

Total Italy (Cost $4,835)			5,246

JAPAN (h) 11.4%
Government of Japan
0.700% due 09/20/2008	JY	310,000	2,842
1.400% due 09/20/2011		270,000	2,557
1.600% due 09/20/2013		290,000	2,760
1.500% due 03/20/2014		810,000	7,616
1.600% due 06/20/2014		600,000	5,670
1.900% due 09/20/2022		25,000	234
2.400% due 06/20/2024		4,000	40
2.300% due 05/20/2030		110,100	1,038

Total Japan (Cost $22,944)			22,757

MEXICO 0.2%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$140	154
9.375% due 12/02/2008		190	217

Total Mexico (Cost $326)			371

NETHERLANDS (h) 1.9%
Delphinus BV
2.415% due 11/28/2031 (a)	EC	500	610
2.413% due 04/25/2093 (a)		500	606
2.372% due 06/25/2066 (a)		376	456
Dutch Mortgage-Backed Securities BV
2.427% due 10/02/2079 (a)		1,000	1,216
Holland Euro-Denominated Mortgage-Backed Series
2.407% due 04/18/2012 (a)		219	266
Kingdom of Netherlands
5.000% due 07/15/2011		200	273
3.750% due 07/15/2014		200	255

Total Netherlands (Cost $3,737)			3,682

NEW ZEALAND (h) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	430	399

Total New Zealand (Cost $238)			399

PANAMA 0.1%
Republic of Panama
8.250% due 04/22/2008		$200	219

Total Panama (Cost $216)			219

PERU 0.1%
Republic of Peru
9.125% due 01/15/2008		$100	111
9.125% due 02/21/2012		100	118

Total Peru (Cost $225)			229

RUSSIA 0.5%
Russian Federation
8.750% due 07/24/2005		$500	502
10.000% due 06/26/2007		280	309
5.000% due 03/31/2030 (a)		200	224

Total Russia (Cost $1,027)			1,035

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$210	221

Total South Africa (Cost $225)			221

SPAIN (h) 2.6%
Hipotebansa Mortgage Securitization Fund
2.256% due 07/18/2022 (a)	EC	290	342
Hipotebansa V
2.277% due 01/18/2018 (a)		98	116
Kingdom of Spain
4.950% due 07/30/2005		220	267
5.150% due 07/30/2009		1,990	2,664
4.200% due 07/30/2013		400	527
5.750% due 07/30/2032		500	819
4.200% due 01/31/2037		200	264

Total Spain (Cost $4,034)			4,999

SUPRANATIONAL (h) 0.4%
European Investment Bank
4.000% due 10/15/2037	EC	700	878

Total Supranational (Cost $889)			878

TUNISIA (h) 0.2%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	107
4.500% due 06/22/2020	EC	300	365

Total Tunisia (Cost $471)			472

UNITED KINGDOM (h) 5.6%
Bauhaus Securities Ltd.
2.449% due 10/30/2052 (a)	EC	438	531
Dolerite Funding PLC
3.560% due 08/20/2032 (a)		$93	93
Haus Ltd.
2.403% due 12/14/2037 (a)	EC	932	1,091
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		590	790
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,700	4,960
4.000% due 03/07/2009		60	107
5.000% due 03/07/2012		900	1,696
8.000% due 09/27/2013		790	1,795

Total United Kingdom (Cost $10,510)			11,063

UNITED STATES (h) 52.2%
Asset-Backed Securities 2.1%
AFC Home Equity Loan Trust
3.624% due 12/22/2027 (a)		$40	40
Ameriquest Mortgage Securities, Inc.
3.724% due 02/25/2033 (a)		13	13
3.724% due 03/25/2033 (a)		19	19
3.650% due 06/25/2034 (a)		398	399
Amortizing Residential Collateral Trust
3.664% due 10/25/2031 (a)		40	40
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.254% due 06/25/2029 (a)		41	41
Bear Stearns Asset-Backed Securities, Inc.
3.644% due 10/25/2032 (a)		9	9
3.764% due 03/25/2043 (a)		85	85
Citifinancial Mortgage Securities, Inc.
3.624% due 05/25/2033 (a)		26	26
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		1,000	1,001
Conseco Finance Corp.
3.590% due 10/15/2031 (a)		72	72
Countrywide Asset-Backed Certificates
3.574% due 08/25/2032 (a)		39	39
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)		21	22
First Alliance Mortgage Loan Trust
3.490% due 12/20/2027 (a)		105	105
GSAMP Trust
3.604% due 03/25/2034 (a)		499	499
Home Equity Asset Trust
3.724% due 03/25/2033 (a)		16	16
3.464% due 08/25/2034 (a)		103	103
Irwin Home Equity Loan Trust
3.834% due 06/25/2028 (a)		68	68
Merrill Lynch Mortgage Investors, Inc.
3.600% due 03/15/2025 (a)		156	157
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.464% due 11/25/2034 (a)		247	248
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)		1	1
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		49	49
Providian Home Equity Loan Trust
3.604% due 06/25/2025 (a)		43	43
Renaissance Home Equity Loan Trust
3.814% due 12/25/2033 (a)		105	106
Residential Asset Mortgage Products, Inc.
3.594% due 06/25/2032 (a)		51	51
Residential Asset Securities Corp.
3.444% due 04/25/2013 (a)		142	142
3.544% due 09/25/2031 (a)		85	85
3.564% due 07/25/2032 (a)		179	179
Specialty Underwriting & Residential Finance
3.644% due 06/25/2034 (a)		59	60
Structured Asset Securities Corp.
3.490% due 05/25/2034 (a)		407	409

			4,127

Corporate Bonds & Notes 1.4%
Ford Motor Credit Co.
4.218% due 11/16/2006 (a)		500	496
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	829
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		$500	500
4.145% due 05/18/2006 (a)		300	299
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		100	106
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		100	113
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		300	331
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	78

			2,752

Mortgage-Backed Securities 3.3%
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	347
Countrywide Alternative Loan Trust
3.464% due 06/25/2034 (a)		12	12
Countrywide Home Loan Mortgage Pass-Through Trust
3.694% due 09/25/2034 (a)		654	655
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		87	88
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		696	736
GS Mortgage Securities Corp.
6.526% due 08/15/2011		100	111
GSR Mortgage Loan Trust
3.445% due 06/01/2034 (a)		581	572
Impac CMB Trust
3.714% due 07/25/2033 (a)		65	65
Impac Secured Assets CMN Owner Trust
3.504% due 08/25/2034 (a)		266	267
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	665
Morgan Stanley Dean Witter Capital I, Inc.
3.230% due 04/15/2016 (a)		213	213
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		44	45
Sequoia Mortgage Trust
3.610% due 07/20/2033 (a)		690	687
Structured Asset Mortgage Investments, Inc.
3.550% due 09/19/2032 (a)		572	572
Structured Asset Securities Corp.
3.814% due 07/25/2032 (a)		97	96
Washington Mutual Mortgage Securities Corp.
3.372% due 01/25/2045 (a)		478	478
5.129% due 10/25/2032 (a)		61	61
3.584% due 12/25/2027 (a)		711	710
3.765% due 02/27/2034 (a)		182	182
6.000% due 03/25/2032		21	21

			6,583

Municipal Bonds & Notes 1.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	218
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	210
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	110
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	109
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	230
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	102
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	225
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	422
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	111
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	105
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	114
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	107
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	107
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		400	423
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	112
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	106

			2,811

	Shares
Preferred Security 0.4%
DG Funding Trust
3.360% due 12/29/2049 (a)		70	753

Preferred Stock 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		7,000	390

	Principal Amount (000s)
U.S. Government Agencies 22.7%
Fannie Mae
3.564% due 08/25/2030 (a)		$501	501
5.000% due 12/01/2034 - 08/11/2035 (c)		1,967	1,971
5.137% due 04/01/2033 (a)		137	138
5.500% due 10/01/2016 - 06/01/2035 (c)		34,880	35,394
6.470% due 09/25/2012		1,000	1,142
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,087
Government National Mortgage Association
3.375% due 05/20/2028 - 06/20/2030 (a)(c)		442	449
3.750% due 07/20/2022 - 09/20/2026 (a)(c)		190	193
3.836% due 02/16/2030 (a)		143	145
3.886% due 02/16/2030 (a)		150	152
4.125% due 11/20/2021 - 12/20/2026 (a)(c)		91	92
4.250% due 01/20/2030 (a)		104	105
6.000% due 08/20/2034		526	569
Small Business Administration
6.640% due 02/10/2011		325	345
Tennessee Valley Authority
4.875% due 12/15/2016		400	423
5.880% due 04/01/2036		1,000	1,206
7.140% due 05/23/2012		1,000	1,178

			45,090

U.S. Treasury Obligations 20.7%
Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		1,230	1,363
3.000% due 07/15/2012		974	1,070
2.000% due 01/15/2014		421	434
1.625% due 01/15/2015		204	203
U.S. Treasury Bonds
7.500% due 11/15/2016		5,940	7,787
8.750% due 05/15/2017		1,800	2,585
8.875% due 02/15/2019		5,400	8,029
8.125% due 08/15/2019		2,000	2,835
7.875% due 02/15/2021		900	1,274
8.125% due 05/15/2021		2,500	3,620
U.S. Treasury Notes
4.875% due 02/15/2012		500	531
4.250% due 08/15/2013		500	513
4.250% due 11/15/2013		800	820
4.250% due 08/15/2014		1,800	1,844
4.250% due 11/15/2014		5,500	5,631
4.125% due 05/15/2015		2,500	2,537

			41,076

Total United States (Cost $102,543)			103,582

	Notional Amount
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		$400,000	67

Total Purchased Call Options (Cost $21)			67

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		$400	10
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		47	0
Eurodollar September Futures (CME)
Strike @ 93.500 Exp. 09/19/2005		58	1

Total Purchased Put Options (Cost $29)			11

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.8%
Commercial Paper 0.3%
UBS Finance Delaware LLC
3.390% due 07/01/2005		$700	700

Repurchase Agreement 0.8%
State Street Bank
2.650% due 07/01/2005		1,497	1,497
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $1,531. Repurchase proceeds are $1,497.)

U.S. Treasury Bills 3.7%
2.948% due 09/01/2005-09/15/2005 (c)(d)(e)		7,435	7,384

Total Short-Term Instruments (Cost $9,588)			9,581

Total Investments (j) (Cost $222,372)		115.4%	$229,559
Written Options (g) (Premiums $303)		(0.2%)	(385)
Other Assets and Liabilities (Net)		(15.2%)	(30,295)

Net Assets		100.0%	$198,879

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $5,466 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) Securities with an aggregate market value of $1,178 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	44	$13
Eurodollar December Long Futures	12/2005	97	(3)
Euro-Bobl 5-Year Note Short Futures	09/2005	14	(12)
Euro-Bund 10-Year Note Long Futures	09/2005	193	309
Government of Japan 10-Year Note Long Futures	09/2005	10	76
U.S. Treasury 10-Year Note Short Futures	09/2005	78	(23)
U.S. Treasury 30-Year Bond Long Futures	09/2005	64	25
U.S. Treasury 5-Year Note Short Futures	09/2005	22	(12)

			$373

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,900	$40
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	(57)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	30
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	(41)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	6,800	243
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	(45)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		800	(11)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	12/16/2019		200	(2)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,300	52
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	19
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(15)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		100	3
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		600	20
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	3,000	(9)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		3,700	9
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035		200	11
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,000	(5)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		1,200	5
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	6
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	(94)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		7,870	(137)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	19
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	38
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	3
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		15,300	(270)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	11
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,200	2
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	27
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(9)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(84)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	232,000	(13)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(127)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(77)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(202)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(193)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	18
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2007		3,500	(9)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		200	(2)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,600	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		7,900	(26)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		14,600	(37)
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		300	(1)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		200	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	45
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		7,200	(18)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,500	(5)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,000	(53)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		4,000	(26)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		8,400	(21)

							$(991)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	$500	$9

						$9

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$114.000	08/26/2005	27	$24	$18
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	43	8	6
Put - CBOT U.S. Treasury Bond September Futures	111.000	08/26/2005	15	7	1
Put - CBOT U.S. Treasury Bond September Futures	114.000	08/26/2005	27	19	6

				$58	$31

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	$2,500	$107	$224
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	2,500	108	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	1,000	30	130

						$245	$354

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,913	07/2005	$54	$0	$54
Buy	BR	179	07/2005	10	0	10
Buy		177	08/2005	5	0	5
Buy	C$	217	07/2005	2	0	2
Sell		555	07/2005	0	(7)	(7)
Buy	CP	26,311	08/2005	0	0	0
Sell	DK	935	09/2005	3	0	3
Buy	EC	507	07/2005	2	(1)	1
Sell		57,563	07/2005	95	0	95
Sell		6,110	08/2005	19	0	19
Buy	H$	997	08/2005	0	0	0
Buy	JY	27,160	07/2005	0	(4)	(4)
Sell		2,056,032	07/2005	755	0	755
Buy	KW	65,930	07/2005	0	(2)	(2)
Buy		143,100	09/2005	0	(3)	(3)
Buy	MP	822	08/2005	2	0	2
Buy		337	09/2005	0	0	0
Sell	N$	472	07/2005	9	0	9
Buy	PN	319	08/2005	0	0	0
Buy	PZ	173	08/2005	0	(1)	(1)
Buy		74	09/2005	0	0	0
Buy	RR	945	07/2005	0	(1)	(1)
Buy		852	08/2005	0	(1)	(1)
Buy	S$	53	07/2005	0	(1)	(1)
Buy	SR	189	08/2005	0	(3)	(3)
Buy	SV	2,985	08/2005	0	(2)	(2)
Buy	T$	328	08/2005	0	0	0

				$956	$(26)	$930

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$3,300	$3,224	$3,223

(j) As of June 30, 2005, portfolio securities with an aggregate market value of $7,881 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

GNMA Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 148.1%
Fannie Mae
3.414% due 07/01/2011 (a)	$5,856	$5,868
3.803% due 07/01/2011 (a)	2,444	2,447
4.500% due 05/01/2019 - 08/01/2019 (d)	199,990	199,299
4.753% due 03/01/2018 (a)	17	17
5.500% due 07/01/2033 - 08/11/2035 (d)	117,085	118,743
6.000% due 05/01/2029 - 08/01/2034 (d)	2,668	2,740
9.000% due 07/01/2018	14	15
Federal Housing Administration
8.137% due 09/01/2040	466	465
Freddie Mac
3.251% due 06/01/2030 (a)	31	31
3.475% due 05/01/2019 (a)	18	18
6.708% due 05/01/2031 (a)	72	73
7.500% due 08/15/2029 (b)	61	10
Government National Mortgage Association
0.000% due 03/16/2026 (c)	46	45
3.000% due 01/16/2023	2,278	2,272
3.375% due 06/20/2022 - 06/20/2025 (a)(d)	1,573	1,596
3.436% due 01/16/2031 - 02/16/2032 (a)(d)	8,378	8,385
3.486% due 08/16/2032 (a)	1,548	1,551
3.500% due 02/20/2026 - 05/20/2031 (a)(d)	27,464	27,289
3.536% due 12/16/2026 - 08/16/2031 (a)(d)	1,336	1,341
3.636% due 06/16/2027 (a)	2,144	2,150
3.736% due 07/16/2028 (a)	264	266
3.750% due 07/20/2018 - 05/16/2027 (a)(d)	182	183
3.786% due 04/16/2032 (a)	567	573
3.886% due 05/16/2029 (a)	1,726	1,739
3.910% due 06/20/2030 (a)	109	110
4.000% due 05/20/2016 - 01/20/2021 (d)	16,853	16,851
4.125% due 12/20/2017 - 10/20/2030 (a)(d)	32	33
4.375% due 02/20/2026 (a)	45	46
4.500% due 02/20/2018 (a)	13	12
4.625% due 03/20/2018 (a)	23	23
5.000% due 07/21/2035	24,000	24,187
5.500% due 03/16/2022 - 07/21/2035 (d)	279,432	285,501
6.000% due 11/15/2033 - 07/21/2035 (d)	128,559	132,618
6.500% due 12/15/2023 - 07/20/2031 (d)	3,867	3,919
7.500% due 10/15/2022 - 06/15/2033 (d)	2,177	2,334
Small Business Administration
7.449% due 08/01/2010	161	173

Total U.S. Government Agencies (Cost $841,931)		842,923

MORTGAGE-BACKED SECURITIES 0.6%
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	164	165
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)	479	480
3.350% due 03/25/2032 (a)	349	347
3.400% due 08/25/2033 (a)	664	667
Sequoia Mortgage Trust
3.600% due 06/20/2032(a)	463	462
Structured Asset Mortgage Investments, Inc.
3.590% due 09/19/2032 (a)	818	814
Structured Asset Securities Corp.
3.794% due 03/25/2031(a)	13	13
3.964% due 08/25/2032 (a)	176	176
3.604% due 01/25/2033 (a)	86	87

Total Mortgage-Backed Securities (Cost $3,214)		3,211

ASSET-BACKED SECURITIES 0.4%
Amortizing Residential Collateral Trust
3.604% due 07/25/2032 (a)	19	19
Centex Home Equity
3.614% due 01/25/2032 (a)	84	84
3.574% due 04/25/2032 (a)	101	101
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (a)	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,660
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/2032 (a)	141	142
Home Equity Asset Trust
3.614% due 11/25/2032 (a)	3	3
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)	196	196
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
3.574% due 08/25/2032 (a)	38	38

Total Asset-Backed Securities (Cost $2,709)		2,427

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures (CME)
Strike @ 95.500 Exp. 09/19/2005	321	2
Strike @ 95.375 Exp. 09/19/2005	80	0
Strike @ 95.250 Exp. 09/19/2005	80	1
Government National Mortgage Association (OTC)
6.000% due 08/11/2005
Strike @ 99.000 Exp. 08/11/2005	63,000	2

Total Purchased Put Options (Cost $12)		5

	Shares
PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)	13,600	758

Total Preferred Stock (Cost $680)		758

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.4%
Commercial Paper 14.0%
Barclays U.S. Funding Corp.
3.290% due 09/06/2005	$6,400	6,360
Danske Corp.
3.250% due 09/07/2005	1,200	1,192
Fortis Funding LLC
3.270% due 09/23/2005	15,600	15,475
Rabobank USA Financial Corp.
3.370% due 07/01/2005	15,600	15,600
Skandinaviska Enskilda Banken AB (SEB)
3.310% due 09/15/2005	4,500	4,468
TotalFinaElf Capital S.A.
3.370% due 07/01/2005	15,600	15,600
UBS Finance Delaware LLC
3.390% due 07/01/2005	800	800
3.285% due 10/03/2005	14,800	14,667
3.375% due 10/17/2005	1,600	1,583
Westpac Trust Securities NZ Ltd. London
3.260% due 09/07/2005	3,800	3,776

		79,521

Repurchase Agreement 0.2%
State Street Bank
2.650% due 07/01/2005	1,150	1,150
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $1,177. Repurchase proceeds are $1,150.)

U.S. Treasury Bills 0.2%
2.932% due 09/01/2005-09/15/2005 (d)(f)(h)	1,475	1,466

Total Short-Term Instruments (Cost $82,153)		82,137

Total Investments (g) (Cost $930,699)	163.7%	$931,461
Written Options (j)	(0.0%)	(126)
(Premiums $723)
Other Assets and Liabilities (Net)	(63.7%)	(362,172)

Net Assets	100.0%	$569,163

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Principal only security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Security is in default.

(f) Securities with an aggregate market value of $994 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(g) As of June 30, 2005, portfolio securities with an aggregate market value of $2,135 were valued with reference to securities whose prices are more readily obtainable.

(h) Securities with an aggregate market value of $472 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation	)
Eurodollar September Long Futures	09/2005	264	$(174)

(i) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation )
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	0.000%	07/01/2011	$8,000	$(264)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	11,500	(75)

						$(339)

(j) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$126
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	0

						$723	$126

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	4.500	07/19/2020	$200,000	$199,125	$198,000
Fannie Mae	6.000	07/14/2035	2,000	2,050	2,051
Fannie Mae	5.000	08/11/2035	45,000	44,916	44,803

				$246,091	$244,854

See accompanying notes

Schedule of Investments

High Yield Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 3.1%
Alderwoods Group, Inc.
5.320% due 08/07/2008 (a)		$9	$9
4.540% due 09/17/2008 (a)		223	226
5.080% due 09/17/2008 (a)		182	185
5.190% due 09/17/2008 (a)		103	105
5.296% due 09/17/2008 (a)		172	174
Ardent Health Services, Inc.
5.350% due 08/15/2011 (a)		4,466	4,472
BCP Crystal US Holdings Corp.
5.000% due 01/11/2011		4,000	4,061
Centennial Communications
5.342% due 01/20/2011 (a)		396	402
5.570% due 01/20/2011 (a)		277	282
5.630% due 01/20/2011 (a)		1,189	1,207
5.740% due 01/20/2011 (a)		3,963	4,022
5.630% due 02/09/2011 (a)		3,566	3,620
Charter Communications Holdings LLC
6.190% due 04/26/2010		3,000	2,965
6.440% due 04/26/2011 (a)		5,814	5,785
Covanta Energy Corp.
5.000% due 05/12/2013 (a)		1,500	1,498
8.800% due 05/12/2013 (a)		1,500	1,496
Delphi Corp.
9.740% due 06/13/2011 (a)		3,000	3,079
Dynegy Holdings, Inc.
7.090% due 05/10/2010 (a)		5,445	5,479
El Paso Corp.
4.600% due 12/31/2006 (a)		5,000	4,937
2.300% due 11/22/2009 (a)		14,250	14,357
6.125% due 11/22/2009 (a)		18,505	18,655
General Growth Properties
5.370% due 11/12/2007 (a)		10,639	10,709
5.340% due 11/12/2008 (a)		14,959	15,085
Goodyear Tire & Rubber Co.
5.890% due 04/30/2010 (a)		9,000	9,002
Graham Packaging Co. LP
5.688% due 09/15/2011 (a)		9,998	10,153
6.000% due 09/15/2011 (a)		70	71
5.938% due 10/07/2011 (a)		3,862	3,922
Headwaters, Inc.
5.400% due 04/30/2011 (a)		12,661	12,779
7.072% due 04/30/2011 (a)		293	295
8.650% due 04/30/2011 (a)		333	336
Invensys PLC
6.881% due 09/30/2009 (a)		2,452	2,495
7.874% due 12/30/2009 (a)		8,000	8,160
ISP Holdings, Inc.
3.512% due 06/04/2011 (a)		1,129	1,144
4.875% due 06/04/2011 (a)		1,178	1,194
5.125% due 06/04/2011 (a)		1,571	1,591
Jefferson Smurfit Corp.
2.100% due 11/01/2010 (a)		611	620
5.125% due 11/01/2010 (a)		1,487	1,509
5.375% due 11/01/2010 (a)		1,503	1,525
5.375% due 11/01/2011 (a)		1,002	1,017
5.563% due 11/01/2011 (a)		2,380	2,415
Nalco Co.
4.920% due 11/01/2010 (a)		946	962
5.450% due 11/01/2010 (a)		1,073	1,091
5.660% due 11/01/2010 (a)		1,391	1,415
PanAmSat Corp.
4.990% due 08/20/2009 (a)		2,896	2,929
Qwest Corp.
7.934% due 06/30/2007 (a)		9,960	10,273
6.950% due 06/05/2010 (a)		8,500	8,431
Reliant Resources, Inc.
5.675% due 12/22/2010 (a)		1,414	1,428
6.089% due 12/22/2010 (a)		17,538	17,717
Warner Chilcott Co., Inc.
5.000% due 01/18/2012 (a)		485	486
5.584% due 01/18/2012 (a)		8,722	8,754
5.960% due 01/18/2012 (a)		4,361	4,377

Total Bank Loan Obligations (Cost $217,478)			218,901

CORPORATE BONDS & NOTES 81.4%
Banking & Finance 12.5%
Abitibi-Consolidated Finance LP
7.875% due 08/01/2009		850	871
AES Red Oak LLC
8.540% due 11/30/2019		11,076	12,405
Affinia Group, Inc.
9.000% due 11/30/2014		4,800	4,056
Arvin Capital I
9.500% due 02/01/2027		1,500	1,545
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		32,579	36,651
Bluewater Finance Ltd.
10.250% due 02/15/2012		43,115	46,349
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		21,000	21,341
Borden US Finance Corp.
7.891% due 07/15/2010 (a)		1,900	1,905
Bowater Canada Finance
7.950% due 11/15/2011		12,150	12,925
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		50	53
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006		9,250	9,787
8.900% due 04/01/2007		5,000	5,317
Dow Jones CDX High Yield Index
8.000% due 06/29/2010		70,000	71,181
8.250% due 06/29/2010		124,626	125,249
Eircom Funding
8.250% due 08/15/2013		4,650	5,068
Ford Motor Credit Co.
5.800% due 01/12/2009		1,400	1,330
7.375% due 10/28/2009		2,880	2,817
5.700% due 01/15/2010		7,500	6,924
7.875% due 06/15/2010		4,000	3,957
7.375% due 02/01/2011		35,509	34,628
7.250% due 10/25/2011		3,500	3,372
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,525	11,314
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		35,810	38,675
General Motors Acceptance Corp.
7.250% due 03/02/2011		15,574	14,620
6.000% due 04/01/2011		19,412	17,106
6.875% due 09/15/2011		12,700	11,738
6.875% due 08/28/2012		21,700	19,892
6.750% due 12/01/2014		4,050	3,629
Homer City Funding LLC
8.734% due 10/01/2026		7,058	8,293
JET Equipment Trust
9.410% due 06/15/2010 (b)		1,172	773
10.000% due 06/15/2012 (b)		8,680	5,729
7.630% due 08/15/2012 (b)		3,786	2,347
JSG Funding PLC
9.625% due 10/01/2012		36,746	36,930
K&F Acquisition, Inc.
7.750% due 11/15/2014		10,750	11,046
Kraton Polymers LLC
8.125% due 01/15/2014		23,475	22,712
Midland Funding II
11.750% due 07/23/2005		30	30
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		25,360	25,360
7.250% due 02/15/2011		64,615	62,192
7.750% due 02/15/2031		5,730	4,971
Refco Finance Holdings LLC
9.000% due 08/01/2012		24,595	26,194
Riggs National Corp.
9.650% due 06/15/2009		2,605	3,061
Rotech Healthcare, Inc.
9.500% due 04/01/2012		46,437	49,920
Sets Trust
8.850% due 04/02/2007		5,000	5,257
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		6,700	7,102
Stone Container Finance
7.375% due 07/15/2014		2,625	2,481
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		5,550	5,383
UGS Corp.
10.000% due 06/01/2012		7,625	8,502
Universal City Development Partners
11.750% due 04/01/2010		26,195	30,190
Universal City Florida Holding Co.
8.375% due 05/01/2010		875	917
Ventas Realty LP
8.750% due 05/01/2009		17,040	18,914
6.750% due 06/01/2010		825	860
6.625% due 10/15/2014		2,270	2,293
7.125% due 06/01/2015		4,900	5,120

			871,282

Industrials 53.5%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006		1,431	1,456
5.250% due 06/20/2008		2,850	2,750
8.550% due 08/01/2010		4,710	4,934
7.750% due 06/15/2011		9,065	9,156
6.000% due 06/20/2013		31,401	29,046
8.375% due 04/01/2015		4,560	4,674
8.850% due 08/01/2030		18,243	17,559
AES Ironwood LLC
8.857% due 11/30/2025		50,333	57,253
Ahold Finance USA, Inc.
8.250% due 07/15/2010		7,290	8,055
Alderwoods Group, Inc.
7.750% due 09/15/2012		5,450	5,811
Alliance One International, Inc.
11.000% due 05/15/2012		12,700	13,144
Allied Waste North America, Inc.
8.875% due 04/01/2008		9,836	10,377
8.500% due 12/01/2008		10,441	11,002
6.500% due 11/15/2010		26,280	26,017
6.375% due 04/15/2011		3,600	3,474
9.250% due 09/01/2012		7,683	8,336
7.875% due 04/15/2013		15,720	16,152
7.250% due 03/15/2015		19,625	19,085
American Media Operations, Inc.
10.250% due 05/01/2009		34,354	34,526
AmeriGas Partners LP
8.830% due 04/19/2010		12,103	12,789
7.250% due 05/20/2015		16,300	17,033
Arco Chemical Co.
10.250% due 11/01/2010		1,627	1,798
Argo-Tech Corp.
9.250% due 06/01/2011		2,050	2,234
Armor Holdings, Inc.
8.250% due 08/15/2013		115	125
ArvinMeritor, Inc.
8.750% due 03/01/2012		30,235	31,671
Aviall, Inc.
7.625% due 07/01/2011		13,595	14,411
Bombardier, Inc.
6.750% due 05/01/2012		1,900	1,814
6.300% due 05/01/2014		2,500	2,275
Bowater, Inc.
9.500% due 10/15/2012		3,800	4,237
6.500% due 06/15/2013		2,700	2,680
9.375% due 12/15/2021		1,000	1,100
Boyd Gaming Corp.
7.750% due 12/15/2012		14,622	15,700
Buhrmann US, Inc.
8.250% due 07/01/2014		5,000	5,025
7.875% due 03/01/2015		1,600	1,568
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)		9,550	9,622
8.000% due 04/15/2012		13,560	13,357
CanWest Media, Inc.
8.000% due 09/15/2012		26,083	27,583
CCO Holdings LLC
8.750% due 11/15/2013		27,605	27,329
CDRV Investors, Inc.
0.000% due 01/01/2015		6,900	3,415
Cenveo Corp.
9.625% due 03/15/2012		16,800	18,228
Charter Communications Holdings LLC
9.625% due 11/15/2009		18,307	13,776
Charter Communications Operating LLC
8.000% due 04/30/2012		10,030	10,030
8.375% due 04/30/2014		7,110	7,110
Chesapeake Energy Corp.
7.500% due 09/15/2013		1,400	1,522
7.500% due 06/15/2014		19,570	21,331
7.000% due 08/15/2014		14,125	15,043
6.375% due 06/15/2015		125	124
6.625% due 01/15/2016		12,250	12,709
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		8,000	8,020
Cognis GmbH
9.500% due 05/15/2014		1,000	1,325
Commonwealth Brands, Inc.
9.750% due 04/15/2008		12,435	13,150
10.625% due 09/01/2008		14,940	15,799
Community Health Systems, Inc.
10.228% due 10/19/2006		4,000	4,233
10.000% due 03/13/2007		3,500	3,764
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		23,600	23,646
7.461% due 04/01/2015		2,871	2,721
7.373% due 12/15/2015		969	809
6.545% due 02/02/2019		6,998	7,010
7.566% due 03/15/2020		3,061	2,523
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		12,440	11,320
Crown European Holdings S.A.
9.500% due 03/01/2011		31,550	35,020
10.875% due 03/01/2013		9,570	11,293
CSC Holdings, Inc.
7.250% due 07/15/2008		1,750	1,763
8.125% due 07/15/2009		13,865	14,108
8.125% due 08/15/2009		9,640	9,809
7.625% due 04/01/2011		55,023	54,610
6.750% due 04/15/2012		13,400	12,663
7.875% due 02/15/2018		2,000	1,980
DaVita, Inc.
6.625% due 03/15/2013		13,040	13,529
7.250% due 03/15/2015		21,200	21,889
Delhaize America, Inc.
9.000% due 04/15/2031		23,275	29,175
Delphi Corp.
6.500% due 05/01/2009		19,330	16,141
6.500% due 08/15/2013		11,800	8,820
Delta Air Lines, Inc.
7.379% due 05/18/2010		8,575	8,213
7.570% due 11/18/2010		5,600	5,272
Dex Media West LLC
8.500% due 08/15/2010		26,245	28,738
9.875% due 08/15/2013		39,024	44,682
DirecTV Holdings LLC
8.375% due 03/15/2013		24,628	27,399
6.375% due 06/15/2015		7,550	7,550
Dobson Communications Corp.
8.875% due 10/01/2013		7,375	6,785
Donohue Forest Products
7.625% due 05/15/2007		4,000	4,060
Dresser, Inc.
9.375% due 04/15/2011		46,190	48,846
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		8,390	8,768
Dura Operating Corp.
8.625% due 04/15/2012		22,395	20,267
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		33,550	33,550
7.670% due 11/08/2016		34,790	33,420
Dynegy Holdings, Inc.
9.641% due 07/15/2008 (a)		2,500	2,659
9.875% due 07/15/2010		4,850	5,383
EchoStar DBS Corp.
5.750% due 10/01/2008		28,775	28,739
6.350% due 10/01/2008 (a)		8,730	8,970
El Paso CGP Co.
6.500% due 06/01/2008		9,775	9,751
7.625% due 09/01/2008		13,426	13,795
6.375% due 02/01/2009		5,250	5,197
7.750% due 06/15/2010		2,040	2,091
10.750% due 10/01/2010		21,200	23,638
9.625% due 05/15/2012		2,800	3,080
6.950% due 06/01/2028		5,375	4,730
El Paso Corp.
7.000% due 05/15/2011		8,800	8,822
7.875% due 06/15/2012		2,605	2,696
7.375% due 12/15/2012		30,055	30,280
8.050% due 10/15/2030		1,625	1,617
7.800% due 08/01/2031		27,520	26,901
El Paso Production Holding Co.
7.750% due 06/01/2013		16,245	17,423
Encore Acquisition Co.
6.250% due 04/15/2014		3,175	3,231
Equistar Chemicals LP
10.125% due 09/01/2008		16,315	17,743
8.750% due 02/15/2009		28,475	30,112
Exco Resources, Inc.
7.250% due 01/15/2011		3,980	4,000
Extendicare Health Services, Inc.
9.500% due 07/01/2010		5,240	5,685
Ferrellgas Partners LP
6.990% due 08/01/2005 (k)		7,000	7,016
7.080% due 08/01/2006 (k)		5,000	5,022
8.780% due 08/01/2007 (k)		14,000	14,476
7.120% due 08/01/2008 (k)		11,000	11,022
8.870% due 08/01/2009 (k)		7,300	7,765
7.240% due 08/01/2010 (k)		20,000	20,110
8.750% due 06/15/2012		5,843	5,872
Fisher Scientific International, Inc.
8.000% due 09/01/2013		21,635	24,826
Foundation PA Coal Co.
7.250% due 08/01/2014		2,750	2,901
Freescale Semiconductor, Inc.
5.891% due 07/15/2009 (a)		8,980	9,373
6.875% due 07/15/2011		835	889
Gaylord Entertainment Co.
8.000% due 11/15/2013		3,790	4,003
Gazprom International S.A.
9.625% due 03/01/2013		16,000	19,664
7.201% due 02/01/2020		8,100	8,737
Georgia-Pacific Corp.
9.375% due 02/01/2013		1,000	1,136
8.000% due 01/15/2014		38,190	44,086
7.250% due 06/01/2028		14,145	15,206
8.875% due 05/15/2031		13,320	16,550
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012		8,300	8,674
Hanover Compressor Co.
8.500% due 09/01/2008		48,495	50,677
8.625% due 12/15/2010		6,700	7,119
HCA, Inc.
7.875% due 02/01/2011		5,313	5,859
6.300% due 10/01/2012		16,100	16,567
6.250% due 02/15/2013		6,428	6,586
6.750% due 07/15/2013		49,308	52,130
6.375% due 01/15/2015		9,275	9,647
7.190% due 11/15/2015		900	976
7.690% due 06/15/2025		3,025	3,256
HealthSouth Corp.
8.375% due 10/01/2011 (b)		8,900	8,878
7.625% due 06/01/2012 (b)		64,395	62,785
Horizon Lines LLC
9.000% due 11/01/2012		4,550	4,789
Ingles Markets, Inc.
8.875% due 12/01/2011		9,135	9,329
Insight Midwest LP
9.750% due 10/01/2009		30,990	32,235
10.500% due 11/01/2010		19,503	20,771
Invensys PLC
9.875% due 03/15/2011		11,250	10,800
ISP Chemco, Inc.
10.250% due 07/01/2011		38,355	41,999
ITT Corp.
7.375% due 11/15/2015		7,250	8,102
JC Penney Co., Inc.
8.000% due 03/01/2010		7,470	8,254
9.000% due 08/01/2012		5,543	6,582
7.650% due 08/15/2016		12,635	14,372
7.950% due 04/01/2017		2,425	2,807
7.125% due 11/15/2023		5,525	6,022
8.125% due 04/01/2027		7,668	8,128
7.400% due 04/01/2037		8,375	9,087
Jefferson Smurfit Corp.
8.250% due 10/01/2012		5,165	5,217
7.500% due 06/01/2013		2,300	2,208
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,839	3,916
JSG Holding PLC
11.500% due 10/01/2015		4,000	3,870
K2, Inc.
7.375% due 07/01/2014		650	687
Kappa Beheer BV
10.625% due 07/15/2009		2,485	2,572
Kerr-McGee Corp.
6.950% due 07/01/2024		21,475	22,297
Legrand Holding S.A.
10.500% due 02/15/2013		7,785	8,914
Legrand S.A.
8.500% due 02/15/2025		16,525	20,078
Mandalay Resort Group
9.375% due 02/15/2010		36,072	40,491
7.625% due 07/15/2013		8,485	8,994
MCI, Inc.
7.688% due 05/01/2009		87,638	91,472
8.735% due 05/01/2014		35,230	39,590
Mediacom Broadband LLC
11.000% due 07/15/2013		39,335	42,777
Meritor Automotive, Inc.
6.800% due 02/15/2009		4,075	4,055
MGM Mirage, Inc.
6.000% due 10/01/2009		1,000	1,010
8.500% due 09/15/2010		3,730	4,159
8.375% due 02/01/2011		26,130	28,612
6.625% due 07/15/2015		19,380	19,695
Nalco Co.
7.750% due 11/15/2011		22,225	23,781
8.875% due 11/15/2013		10,550	11,368
National Nephrology Associates, Inc.
9.000% due 11/01/2011		1,400	1,579
Newpark Resources, Inc.
8.625% due 12/15/2007		15,430	15,353
Norampac, Inc.
6.750% due 06/01/2013		8,895	8,962
Northwest Airlines, Inc.
6.841% due 10/01/2012		5,100	4,942
7.575% due 03/01/2019		13	13
6.810% due 02/01/2020		14,233	12,338
Novelis, Inc.
7.250% due 02/15/2015		19,500	19,671
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		6,560	7,003
8.750% due 11/15/2012		32,185	35,645
8.250% due 05/15/2013		19,160	20,908
6.750% due 12/01/2014		400	407
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		11,193	12,368
Peabody Energy Corp.
6.875% due 03/15/2013		27,415	29,197
Plains Exploration & Production Co.
7.125% due 06/15/2014		13,225	14,217
PQ Corp.
7.500% due 02/15/2013		5,100	5,036
Primedia, Inc.
8.638% due 05/15/2010 (a)		3,380	3,549
Psychiatric Solutions, Inc.
7.750% due 07/15/2015		4,475	4,475
Quebecor Media, Inc.
11.125% due 07/15/2011		34,279	38,264
Qwest Corp.
7.268% due 02/15/2009 (a)		12,000	11,850
8.000% due 02/15/2011		45,765	44,506
8.875% due 03/15/2012		21,000	22,943
7.500% due 02/15/2014		32,095	30,530
7.200% due 11/10/2026		5,576	5,046
7.250% due 10/15/2035		2,700	2,410
Rayovac Corp.
8.500% due 10/01/2013		10,050	10,553
7.375% due 02/01/2015		25,000	24,313
Reddy Ice Group, Inc.
8.875% due 08/01/2011		4,800	5,352
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		6,050	6,186
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		5,425	5,411
Rogers Cable, Inc.
6.750% due 03/15/2015		13,980	14,330
Roundy’s, Inc.
8.875% due 06/15/2012		40,878	42,309
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		3,000	3,315
7.500% due 10/15/2027		14,850	16,335
Safety Kleen Services
9.250% due 06/01/2008 (b)		22,459	0
Seneca Gaming Corp.
7.250% due 05/01/2012		21,730	22,572
SESI LLC
8.875% due 05/15/2011		17,979	19,282
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		15,915	16,790
8.000% due 03/15/2012		3,790	3,904
Six Flags, Inc.
9.750% due 04/15/2013		6,947	6,591
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		19,444	20,659
8.375% due 07/01/2012		26,590	26,989
Sonat, Inc.
6.750% due 10/01/2007		4,915	4,890
7.625% due 07/15/2011		24,087	24,388
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		5,987	6,780
Station Casinos, Inc.
6.000% due 04/01/2012		19,885	20,283
6.500% due 02/01/2014		8,165	8,369
Suburban Propane Partners LP
6.875% due 12/15/2013		3,030	2,894
Superior Essex Communications
9.000% due 04/15/2012		6,395	6,363
Telenet Group Holding NV
11.500% due 06/15/2014		1,500	1,174
Tenet Healthcare Corp.
6.375% due 12/01/2011		620	594
6.500% due 06/01/2012		19,705	18,818
7.375% due 02/01/2013		28,430	28,217
9.875% due 07/01/2014		14,740	15,882
Tenneco Automotive, Inc.
10.250% due 07/15/2013		31,800	36,093
8.625% due 11/15/2014		14,100	14,241
Tesoro Petroleum Corp.
8.670% due 07/17/2012 (k)		10,000	10,269
TransMontaigne, Inc.
9.125% due 06/01/2010		1,200	1,254
Triad Hospitals, Inc.
7.000% due 05/15/2012		16,650	17,441
7.000% due 11/15/2013		21,413	22,109
Trinity Industries, Inc.
6.500% due 03/15/2014		12,515	12,515
TRW Automotive, Inc.
9.375% due 02/15/2013		29,828	33,184
Tyco International Group S.A.
6.379% due 07/26/2006		12,500	12,968
United Airlines, Inc.
6.201% due 09/01/2008		2,226	2,120
7.730% due 07/01/2010		26,671	24,869
7.186% due 04/01/2011 (b)		73	70
6.602% due 09/01/2013		6,753	6,553
7.783% due 01/01/2014		212	196
3.140% due 03/02/2024 (a)		4,095	3,962
US Airways Group, Inc.
9.330% due 01/01/2006 (b)		3,121	1,405
9.625% due 09/01/2024 (b)		18,057	7,093
Valero Energy Corp.
7.800% due 06/14/2010		3,550	3,612
Vintage Petroleum, Inc.
7.875% due 05/15/2011		9,450	10,017
8.250% due 05/01/2012		21,850	23,817
VWR International, Inc.
6.875% due 04/15/2012		10,800	10,692
8.000% due 04/15/2014		18,675	17,881
Warner Chilcott Corp.
8.750% due 02/01/2015		17,125	16,740
Williams Cos., Inc.
7.625% due 07/15/2019		35,945	40,618
7.875% due 09/01/2021		55,329	63,213
7.750% due 06/15/2031		22,110	24,487
8.750% due 03/15/2032		5,050	6,092
Wynn Las Vegas LLC
6.625% due 12/01/2014		34,425	33,651
Xerox Capital Trust I
8.000% due 02/01/2027		10,280	10,691
Xerox Corp.
6.875% due 08/15/2011		24,175	25,746
7.625% due 06/15/2013		7,465	8,072
Young Broadcasting, Inc.
10.000% due 03/01/2011		22,265	21,263

			3,716,196

Utilities 15.4%
AES Corp.
8.875% due 02/15/2011		5,780	6,474
8.750% due 05/15/2013		64,165	72,025
American Cellular Corp.
10.000% due 08/01/2011		27,455	28,004
American Tower Corp.
7.125% due 10/15/2012		21,300	22,631
AT&T Corp.
9.750% due 11/15/2031		5,445	7,113
Cincinnati Bell, Inc.
7.250% due 07/15/2013		30,620	32,304
8.375% due 01/15/2014		26,760	27,563
7.000% due 02/15/2015		9,650	9,481
Citizens Communications Co.
6.250% due 01/15/2013		10,590	10,299
CMS Energy Corp.
8.900% due 07/15/2008		1,485	1,622
7.500% due 01/15/2009		42,405	44,843
7.750% due 08/01/2010		7,076	7,642
8.500% due 04/15/2011		1,890	2,117
Consumers Energy Co.
6.300% due 02/01/2012		7,700	7,777
Dobson Communications Corp.
7.960% due 11/01/2011 (a)		1,750	1,829
El Paso Corp.
7.625% due 08/16/2007		7,500	7,628
El Paso Natural Gas Co.
8.625% due 01/15/2022		7,000	8,200
Gaz Capital S.A.
8.625% due 04/28/2034		2,850	3,577
Hawaiian Telcom Communications, Inc.
8.914% due 05/01/2013		2,500	2,588
9.750% due 05/01/2013 (a)		10,210	10,874
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)		10,150	10,378
8.250% due 01/15/2013		9,815	10,183
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		13,680	14,809
8.625% due 11/14/2011		9,043	10,219
Midwest Generation LLC
8.300% due 07/02/2009		800	848
8.560% due 01/02/2016		95,755	106,288
8.750% due 05/01/2034		27,450	30,881
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		7,600	7,733
MSW Energy Holdings LLC
7.375% due 09/01/2010		11,475	11,819
8.500% due 09/01/2010		600	638
Nevada Power Co.
5.875% due 01/15/2015		2,530	2,555
New Skies Satellites NV
8.539% due 11/01/2011		4,000	4,100
9.125% due 11/01/2012		900	898
Nextel Communications, Inc.
6.875% due 10/31/2013		58,100	62,385
7.375% due 08/01/2015		33,775	36,646
Northwestern Bell Telephone
6.250% due 01/01/2007		8,425	8,488
NorthWestern Corp.
5.875% due 11/01/2014		500	515
NRG Energy, Inc.
8.000% due 12/15/2013		26,300	27,878
PSEG Energy Holdings LLC
7.750% due 04/16/2007		8,470	8,788
8.625% due 02/15/2008		7,325	7,819
10.000% due 10/01/2009		13,800	15,560
8.500% due 06/15/2011		46,210	50,600
Qwest Communications International, Inc.
7.500% due 02/15/2014		5,000	4,756
Qwest Services Corp.
13.500% due 12/15/2010		6,500	7,540
7.500% due 02/15/2014		47,531	45,214
Reliant Energy, Inc.
9.250% due 07/15/2010		30,485	33,381
9.500% due 07/15/2013		14,450	16,112
6.750% due 12/15/2014		27,900	27,412
Rocky River Realty
8.810% due 04/14/2007 (k)		1,523	1,582
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		3,600	3,906
8.000% due 12/15/2012		21,060	22,797
6.375% due 03/01/2014		15,475	15,823
7.500% due 03/15/2015		10,570	11,548
Rural Cellular Corp.
7.910% due 03/15/2010 (a)		3,000	3,105
8.250% due 03/15/2012		12,605	13,235
Sierra Pacific Resources
7.803% due 06/15/2012		23,500	25,174
South Point Energy
8.400% due 05/30/2012		42,963	40,815
TECO Energy, Inc.
7.500% due 06/15/2010		745	816
Tenaska Alabama Partners LP
7.000% due 06/30/2021		6,425	6,547
Time Warner Telecom, Inc.
9.750% due 07/15/2008		11,267	11,380
10.125% due 02/01/2011		10,750	10,804
9.250% due 02/15/2014		3,450	3,347
Triton PCS, Inc.
8.500% due 06/01/2013		14,559	13,503
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (k)		305	317
10.732% due 01/01/2013 (k)		8,006	8,772

			1,072,505

Total Corporate Bonds & Notes (Cost $5,458,519)			5,659,983

MUNICIPAL BONDS & NOTES 0.0%
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		2,000	2,151

Total Municipal Bonds & Notes (Cost $1,919)			2,151

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		42	43

Total U.S. Government Agencies (Cost $44)			43

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bond
5.375% due 02/15/2031		73,700	86,989

Total U.S. Treasury Obligations (Cost $86,356)			86,989

MORTGAGE-BACKED SECURITIES 0.1%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		4,381	4,256

Total Mortgage-Backed Securities (Cost $4,143)			4,256

SOVEREIGN ISSUES 6.2%
Republic of Brazil
11.500% due 03/12/2008		12,500	14,419
4.313% due 04/15/2009 (a)		1,882	1,868
10.000% due 08/07/2011		7,635	8,769
11.000% due 01/11/2012		17,200	20,511
4.313% due 04/15/2012 (a)		30,121	29,142
10.250% due 06/17/2013		800	942
8.000% due 04/15/2014		106,605	109,883
10.500% due 07/14/2014		9,700	11,495
12.250% due 03/06/2030		20,200	27,169
8.250% due 01/20/2034		6,000	5,883
11.000% due 08/17/2040		5,000	6,021
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,320
Republic of Panama
9.625% due 02/08/2011		2,550	3,060
9.375% due 07/23/2012		6,610	8,031
7.250% due 03/15/2015		3,500	3,822
10.750% due 05/15/2020		9,125	12,410
8.875% due 09/30/2027		11,425	13,681
9.375% due 04/01/2029		9,575	11,897
Republic of Peru
9.125% due 02/21/2012		48,065	56,476
9.875% due 02/06/2015		11,100	13,792
5.000% due 03/07/2017 (a)		5,631	5,410
Russian Federation
5.000% due 03/31/2030 (a)		52,708	58,973

Total Sovereign Issues (Cost $386,659)			430,974

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.4%
BCP Crystal US Holdings Corp.
10.375% due 06/15/2014	EC	2,405	3,362
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		6,350	8,222
Cognis GmbH
11.199% due 01/15/2015 (a)(e)		750	667
Eircom Funding
8.250% due 08/15/2013		3,090	4,104
El Paso Corp.
7.125% due 05/06/2009		11,850	14,914
Fresenius Medical Care
7.375% due 06/15/2011		3,000	3,939
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,613
JSG Funding PLC
10.125% due 10/01/2012		26,675	33,733
JSG Holding PLC
11.500% due 10/01/2015		5,097	4,935
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,371
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	55,396
Telenet Communications NV
9.000% due 12/15/2013		14,000	19,272
TRW Automotive, Inc.
10.125% due 02/15/2013		2,840	3,944
United Biscuit Finance Ltd.
10.750% due 04/15/2011	BP	3,000	5,429

Total Foreign Currency-Denominated Issues (Cost $149,957)			163,901

		Shares
COMMON STOCKS 0.1%
Communications 0.1%
Dobson Communications Corp. (d)		1,381,277	5,884

Technology 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008		65,885	521

Total Common Stocks (Cost $9,103)			6,405

CONVERTIBLE PREFERRED STOCK 0.2%
Celanese Corp.
4.250% due 12/31/2049		72,500	1,767
Dobson Communications Corp.
6.000% due 08/19/2016		21,975	2,622
General Motors Corp.
4.500% due 03/06/2032		241,000	5,861
5.250% due 03/06/2032		88,600	1,644
PMI Group, Inc.
5.875% due 11/15/2006		20,000	495

Total Convertible Preferred Stock (Cost $13,232)			12,389

PREFERRED SECURITY 0.9%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	27,034
Riggs Capital Trust
8.625% due 12/31/2026 (c)		12,645,000	14,605
Riggs Capital Trust II
8.875% due 03/15/2027		15,830,000	18,284

Total Preferred Security (Cost $53,915)			59,923

		Principal Amount (000s )
CONVERTIBLE BONDS & NOTES 0.8%
Industrials 0.7%
Dimon, Inc.
6.250% due 03/31/2007		$39,277	39,775
Pride International, Inc.
3.250% due 05/01/2033		5,000	6,006
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		1,000	912

			46,693

Utilities 0.1%
AES Corp.
4.500% due 08/15/2005		7,500	7,538

Total Convertible Bonds & Notes (Cost $50,411)			54,231

SHORT-TERM INSTRUMENTS (l) 3.4%
Commercial Paper 0.0%
UBS Finance Delaware LLC
3.365% due 10/14/2005		2,900	2,871

Repurchase Agreements 0.5%
Credit Suisse First Boston
2.700% due 07/01/2005		33,000	33,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $33,831. Repurchase proceeds are $33,002.)
State Street Bank
2.650% due 07/01/2005		3,346	3,346
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $3,415. Repurchase proceeds are $3,346.)

			36,346

Netherlands Treasury Bills 2.7%
2.020% due 07/29/2005-08/31/2005 (c)	EC	153,800	185,566

U.S. Treasury Bills 0.2%
2.935% due 09/01/2005-09/15/2005 (c)(f)(h)		$15,285	15,182

Total Short-Term Instruments (Cost $248,221)			239,965

Total Investments (g) (Cost $6,679,957)		99.8%	$6,940,111
Written Options (j) (Premiums $3,585)		(0.0%)	(2,205)
Other Assets and Liabilities (Net)		0.2%	14,135

Net Assets		100.0%	$6,952,041

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Non-income producing security.

(e) Payment in-kind bond security.

(f) Securities with an aggregate market value of $1,740 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(g) As of June 30, 2005, portfolio securities with an aggregate market value of $225,574 were valued with reference to securities whose prices are more readily obtainable.

(h) Securities with an aggregate market value of $11,715 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	7,377	$875
Eurodollar December Long Futures	12/2005	21	(3)
U.S. Treasury 10-Year Note Long Futures	09/2005	66	(27)

			$845

(i) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	$12,500	$(165)

						$(165)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	$6,000	$19
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	16,000	88
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	467
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(7)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	(3)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	36
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	35
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	0.700%	09/20/2005	10,000	8
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	8
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(9)
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	71
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	164
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	(3)
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	13
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	161
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	9,900	290
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	3
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	12
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	15
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	133
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	3
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	55
Credit Suisse First Boston	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	329
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	4
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	10,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	29
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	2,518
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(82)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(73)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(72)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	97
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	62
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	55
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	06/20/2006	10,000	20
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	67
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	5
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	22
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(56)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	35,640	637
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	41
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	102
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	118
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	97
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.750% due 02/15/2011	Sell	1.200%	06/20/2009	5,000	119
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	297
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	(24)
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	11
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	(1)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	21
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	9
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	56
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	348
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,163
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	15,000	81

						$8,609

(j) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	1,542	$188	$48
Call - CBOT U.S. Treasury Note September Futures	115.000	07/22/2005	1,892	408	177
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	3,306	844	465
Put - CBOT U.S. Treasury Bond September Futures	114.000	08/26/2005	1,690	681	396
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	2,473	1,464	1,314

				$3,585	$2,400

(k) Restricted security as of June 30, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$21,108	$21,341	0.30%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,334	23,646	0.34
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,818	14,476	0.20
Ferrellgas Partners LP	8.870	08/02/2007	06/30/2003	7,972	7,765	0.11
Ferrellgas Partners LP	6.990	08/01/2005	03/16/2004	6,994	7,016	0.10
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,102	11,022	0.16
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,014	20,110	0.29
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,970	5,022	0.07
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,536	1,582	0.02
Tesoro Petroleum	7.470	07/17/2012	04/10/2003	9,953	10,269	0.15
Wilmington Trust Co.-Tucson Electric	10.730	01/01/2013	01/07/1993	7,637	8,500	0.12
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	305	317	0.00

				$127,743	$131,066	1.86%

(l) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,081	07/2005	$83	$0	$83
Buy	EC	11,661	07/2005	13	(56)	(43)
Sell		308,980	07/2005	516	0	516
Buy		6,430	08/2005	0	(20)	(20)
Buy	JY	8,669,090	07/2005	0	(3,247)	(3,247)

				$612	$(3,323)	$(2,711)

See accompanying notes

Schedule of Investments

International StocksPLUS TR Strategy Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 5.2%
Banking & Finance 2.7%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$39	$45
Ford Motor Credit Co.
4.000% due 03/21/2007 (a)		1,100	1,077
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		1,000	1,001
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)		900	906

			3,029

Industrials 1.9%
Cox Communications, Inc.
3.950% due 12/14/2007 (a)		500	503
DaimlerChrysler NA Holding Corp.
3.859% due 09/10/2007 (a)		900	901
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		400	407
Smurfit Capital Funding PLC
6.750% due 11/20/2005		400	402

			2,213

Utilities 0.6%
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		13	13
SBC Communications, Inc.
4.125% due 09/15/2009		500	496
TXU Energy Co. LLC
3.920% due 01/17/2006 (a)		225	225

			734

Total Corporate Bonds & Notes (Cost $5,995)			5,976

MUNICIPAL BONDS & NOTES 3.6%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		70	74
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030		1,020	1,082
5.000% due 03/15/2034		1,020	1,079
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.630% due 07/01/2012 (a)		150	183
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026		100	107
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
6.810% due 06/15/2034 (a)		510	565
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.896% due 04/01/2035		150	159
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037		900	927

Total Municipal Bonds & Notes (Cost $4,023)			4,176

U.S. GOVERNMENT AGENCIES 75.2%
Fannie Mae
3.110% due 05/25/2034 (a)		301	300
3.210% due 03/25/2034 (a)		142	142
3.340% due 08/25/2030 (a)		439	438
3.500% due 05/25/2009 - 04/25/2017 (c)		829	827
3.704% due 10/01/2044		800	808
4.000% due 08/25/2009		1,663	1,664
4.125% due 11/25/2023 (a)		350	361
4.456% due 09/01/2031 (a)		8	8
4.594% due 04/25/2024 (a)		377	390
5.000% due 04/25/2014 - 08/16/2020 (c)		11,319	11,428
5.500% due 11/01/2032 - 07/14/2035 (c)		57,491	58,297
5.567% due 07/01/2032 (a)		284	285
Freddie Mac
2.750% due 02/15/2012		1,672	1,662
3.420% due 10/15/2020 (a)		1,703	1,705
3.500% due 03/15/2010		1,596	1,595
3.620% due 05/15/2029 (a)		122	123
5.000% due 08/11/2035		500	499
5.500% due 08/15/2030 - 05/01/2035 (c)		5,178	5,252
Government National Mortgage Association
3.636% due 03/16/2032 (a)		80	80
4.125% due 11/20/2024 (a)		202	206

Total U.S. Government Agencies (Cost $85,929)			86,070

U.S. TREASURY OBLIGATIONS 36.4%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		843	892
1.875% due 07/15/2013		3,811	3,894
U.S. Treasury Bonds
8.750% due 05/15/2017		9,000	12,925
8.875% due 08/15/2017		1,700	2,471
8.125% due 05/15/2021		5,400	7,820
6.125% due 11/15/2027		200	253
U.S. Treasury Notes
3.000% due 12/31/2006		2,300	2,280
4.250% due 11/15/2013		9,000	9,222
4.250% due 08/15/2014		1,900	1,946

Total U.S. Treasury Obligations (Cost $41,647)			41,703

MORTGAGE-BACKED SECURITIES 10.3%
Banc of America Large Loan
3.420% due 11/15/2015 (a)		636	636
Bank of America Mortgage Securities
3.540% due 01/25/2034 (a)		395	396
Bear Stearns Alt-A Trust
5.447% due 05/25/2035 (a)		969	988
Bear Stearns Commercial Mortgage Securities, Inc.
3.436% due 05/14/2016 (a)		697	698
Countrywide Home Loan Mortgage Pass-Through Trust
3.370% due 08/25/2034 (a)		375	375
3.410% due 03/25/2035 (a)		930	931
3.380% due 04/25/2035 (a)		1,032	1,032
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)		47	47
First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035 (a)		943	944
First Republic Mortgage Loan Trust
3.570% due 11/15/2031 (a)		367	369
GSRPM Mortgage Loan Trust
3.790% due 01/25/2032 (a)		67	67
Residential Accredit Loans, Inc.
3.490% due 03/25/2033 (a)		344	344
Residential Asset Securitization Trust
3.490% due 05/25/2033 (a)		568	569
Washington Mutual Mortgage Securities Corp.
3.360% due 12/25/2027 (a)		1,303	1,303
3.372% due 01/25/2045 (a)		956	957
3.382% due 01/25/2045 (a)		969	969
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)		199	198
3.989% due 01/25/2035 (a)		1,020	1,011

Total Mortgage-Backed Securities (Cost $11,822)			11,834

ASSET-BACKED SECURITIES 10.9%
Ameriquest Mortgage Securities, Inc.
3.380% due 06/25/2031 (a)		25	25
3.500% due 02/25/2033 (a)		32	32
3.410% due 06/25/2034 (a)		327	329
Amortizing Residential Collateral Trust
3.380% due 07/25/2032 (a)		1	1
Asset-Backed Funding Certificates
3.220% due 07/25/2034 (a)		199	199
Bank One Issuance Trust
3.270% due 10/15/2008 (a)		1,000	1,001
Citifinancial Mortgage Securities, Inc.
3.400% due 05/25/2033 (a)		85	86
Countrywide Asset-Backed Certificates
3.260% due 12/25/2018 (a)		117	118
3.280% due 09/25/2021 (a)		525	525
3.280% due 10/25/2021 (a)		270	270
2.990% due 09/25/2022 (a)		241	241
3.200% due 08/25/2023 (a)		33	33
3.240% due 10/25/2023 (a)		662	663
3.010% due 01/25/2035 (a)		119	119
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.220% due 10/25/2034 (a)		440	440
3.260% due 11/25/2034 (a)		599	600
GSAMP Trust
3.380% due 03/25/2034 (a)		437	437
3.270% due 10/01/2034 (a)		416	417
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 10/20/2032 (a)		168	168
Home Equity Mortgage Trust
3.240% due 12/25/2034 (a)		209	210
Long Beach Mortgage Loan Trust
3.240% due 02/25/2024 (a)		32	32
3.410% due 06/25/2033 (a)		134	134
Merrill Lynch Mortgage Investors, Inc.
3.430% due 02/25/2034 (a)		35	35
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.220% due 04/25/2034 (a)		87	87
Nelnet Student Loan Trust
3.151% due 04/25/2011 (a)		268	268
Park Place Securities, Inc.
3.250% due 02/25/2035 (a)		588	588
Renaissance Home Equity Loan Trust
3.290% due 07/25/2034 (a)		226	226
Residential Asset Mortgage Products, Inc.
3.240% due 06/25/2024 (a)		24	24
3.230% due 04/25/2026 (a)		429	429
Residential Asset Securities Corp.
3.220% due 04/25/2013 (a)		199	199
3.210% due 06/25/2025 (a)		51	51
3.320% due 09/25/2031 (a)		21	21
Saxon Asset Securities Trust
3.490% due 12/25/2032 (a)		52	52
Sears Credit Account Master Trust
3.350% due 08/18/2009 (a)		1,000	1,001
3.600% due 11/17/2009 (a)		1,000	1,002
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		1,226	1,227
Structured Asset Securities Corp.
3.590% due 05/25/2032 (a)		101	101
Terwin Mortgage Trust
3.220% due 09/25/2034 (a)		17	17
Truman Capital Mortgage Loan Trust
3.430% due 01/25/2034 (a)		50	50
Wells Fargo Home Equity Trust
3.250% due 09/25/2034 (a)		393	393
3.260% due 09/25/2034 (a)		591	591

Total Asset-Backed Securities (Cost $12,435)			12,442

SOVEREIGN ISSUES 4.1%
Hong Kong Government International Bond
5.125% due 08/01/2014		500	524
Republic of Brazil
8.840% due 06/29/2009 (a)		440	511
14.500% due 10/15/2009		80	104
8.000% due 04/15/2014		422	435
Republic of Panama
9.625% due 02/08/2011		429	515
Republic of Peru
9.125% due 02/21/2012		437	514
Russian Federation
8.250% due 03/31/2010 (a)		240	262
5.000% due 03/31/2030 (a)		1,030	1,152
United Mexican States
10.375% due 02/17/2009		562	672

Total Sovereign Issues (Cost $4,483)			4,689

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.8%
Republic of Germany
5.500% due 01/04/2031	EC	1,300	2,055

Total Sovereign Issues (Cost $2,034)			2,055

		# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond 30-Year Futures (CBOT)
6.000% due 09/30/2005
Strike @ 118.000 Exp. 08/26/2005		4	8
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 09/30/2005
Strike @ 122.000 Exp. 08/26/2005		33	0

Total Purchased Call Options (Cost $5)			8

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		217	1
Strike @ 93.750 Exp. 12/19/2005		37	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		62	1
Strike @ 94.375 Exp. 09/19/2005		36	0

Total Purchased Put Options (Cost $3)			2

		Shares
PREFERRED STOCK 0.3%
Fannie Mae
7.000% due 12/31/2049 (a)		5,100	284

Total Preferred Stock (Cost $255)			284

EXCHANGE-TRADED FUNDS 4.6%
iShares MSCI EAFE Fund		100,236	5,251

Total Exchange-Traded Funds (Cost $5,276)			5,251

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 19.4%
Commercial Paper 11.4%
Den Norske Bank ASA
3.300% due 09/14/2005	$300	298
Fannie Mae
2.967% due 07/01/2005	3,100	3,100
Rabobank USA Financial Corp.
3.360% due 07/01/2005	3,100	3,100
TotalFinaElf Capital S.A.
3.370% due 07/01/2005	3,100	3,100
UBS Finance Delaware LLC
3.390% due 07/01/2005	2,000	2,000
3.375% due 10/17/2005	1,400	1,386

		12,984

Repurchase Agreements 7.1%
Credit Suisse First Boston
2.700% due 07/01/2005	7,000	7,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $7,181. Repurchase proceeds are $7,001.)
State Street Bank
2.650% due 07/01/2005	1,157	1,157
(Dated 06/30/2005. Collateralized by Federal Farm Credit Bank 2.500% due 11/15/2005 valued at $1,184. Repurchase proceeds are $1,157.)

		8,157

U.S. Treasury Bills 0.9%
2.966% due 09/01/2005-09/15/2005 (c)(e)(f)	1,060	1,052

Total Short-Term Instruments (Cost $22,194)		22,193

Total Investments (d) (Cost $196,101)	171.8%	$196,683
Written Options (h) (Premiums $20)	(0.0%)	(13)

Other Assets and Liabilities (Net)	(71.8%)	(82,198)

Net Assets	100.0%	$114,472

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $826 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Securities with an aggregate market value of $308 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2006	85	$29
Eurodollar December Long Futures	12/2006	11	27
Euro-Bund 10-Year Note Long Futures	09/2005	2	2
Government of Japan 10-Year Note Long Futures	09/2005	2	17
U.S. Treasury 10-Year Note Short Futures	09/2005	92	(92)
U.S. Treasury 30-Year Bond Long Futures	09/2005	22	9
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	12/2005	27	20

			$12

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	600	$0
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(77)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(87)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$5,800	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		600	2
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,200	(50)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		5,700	(37)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		700	0
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		4,500	25

							$(224)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Acceptance Corp. 6.875% due 08/27/2012	Sell	2.650%	05/25/2006	$500	$5
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	2
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	1
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0

						$11

Total Return Swaps

Counterparty	Receive total return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation	)
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD- LIBOR plus 0.100%		04/12/2006	1,557,300	$865
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD- LIBOR plus 0.100%		09/15/2005	481,207	(39)

						$826

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$114.000	08/26/2005	8	$5	$5
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	40	11	6

				$16	$11

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	4.000	%**	08/26/2005	$600	$2	$1
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	4.750	%*	08/26/2005	600	2	1

						$4	$2

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$4,500	$4,551	$4,552
U.S. Treasury Note	3.875	02/15/2013	600	601	602
U.S. Treasury Note	4.250	11/15/2013	5,800	5,943	5,957

				$11,095	$11,111

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	A$	7,648	07/2005	$129	$0	$129
Sell	BP	15,649	07/2005	416	0	416
Buy	BR	3,119	09/2005	201	0	201
Sell		3,119	09/2005	0	(101)	(101)
Sell	DK	5,083	09/2005	14	0	14
Sell	EC	41,590	07/2005	69	(2)	67
Buy		9,267	08/2005	0	(28)	(28)
Sell	H$	11,671	08/2005	1	0	1
Sell	JY	2,407,897	07/2005	856	0	856
Sell	N$	323	07/2005	6	0	6
Sell	NK	4,660	09/2005	14	0	14
Buy	S$	1,350	07/2005	0	(5)	(5)
Sell		2,293	08/2005	20	0	20
Sell	SF	9,749	09/2005	190	0	190
Sell	SK	19,930	09/2005	119	0	119

				$2,035	$(136)	$1,899

See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

June 30, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 80.4%
Banking & Finance 32.5%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008		$200	$209
American International Group, Inc.
2.875% due 05/15/2008		300	289
Archstone-Smith Trust
7.900% due 02/15/2016		25	30
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50	54
Bank of America Corp.
3.875% due 01/15/2008		50	50
Bank One Corp.
9.875% due 03/01/2009		50	59
5.250% due 01/30/2013		100	104
BB&T Corp.
6.500% due 08/01/2011		30	33
Bear Stearns Cos., Inc.
5.700% due 11/15/2014		200	215
BNP Paribas
5.186% due 06/29/2049 (a)		200	203
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245	247
CIT Group, Inc.
7.750% due 04/02/2012		240	282
Citigroup, Inc.
6.000% due 02/21/2012		190	208
5.625% due 08/27/2012		500	535
7.750% due 12/01/2036		500	535
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		330	383
Fleet National Bank
5.750% due 01/15/2009		175	184
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)		400	400
6.500% due 01/25/2007		270	272
5.700% due 01/15/2010		100	92
General Electric Capital Corp.
5.450% due 01/15/2013		350	372
6.750% due 03/15/2032		500	619
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		300	300
6.875% due 09/15/2011		50	46
Goldman Sachs Group, Inc.
6.600% due 01/15/2012		100	111
5.700% due 09/01/2012		275	293
5.250% due 10/15/2013		300	310
6.125% due 02/15/2033		100	110
HBOS Capital Funding LP
6.071% due 06/30/2049 (a)		300	324
Household Finance Corp.
4.125% due 12/15/2008		100	99
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)		400	391
J.P. Morgan Chase & Co.
7.125% due 06/15/2009		100	110
6.625% due 03/15/2012		350	390
5.125% due 09/15/2014		100	102
KFW International Finance, Inc.
5.750% due 01/15/2008		30	31
Korea Development Bank
4.750% due 07/20/2009		300	304
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012		30	34
MBNA America Bank N.A.
7.125% due 11/15/2012		145	167
Merrill Lynch & Co., Inc.
6.000% due 07/15/2005		100	100
Metlife, Inc.
5.250% due 12/01/2006		300	305
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	158
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012		100	111
5.300% due 03/01/2013		325	338
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		400	464
Preferred Term Securities XII
3.580% due 03/24/2034 (a)		100	99
Principal Life Global Funding
5.250% due 01/15/2013		50	53
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		30	30
3.540% due 06/13/2008 (a)		100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007		250	267
Rabobank Capital Funding Trust III
5.254% due 12/31/2016 (a)		300	308
RBS Capital Trust I
5.512% due 09/29/2049 (a)		100	104
Royal Bank of Scotland PLC
9.118% due 03/31/2049		280	334
UFJ Finance Aruba AEC
6.750% due 07/15/2013		200	223
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	103
Wachovia Bank N.A.
7.800% due 08/18/2010		30	35
Washington Mutual, Inc.
4.000% due 01/15/2009		200	198
Wells Fargo Bank, N.A.
6.450% due 02/01/2011		30	33

			11,860

Industrials 32.6%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		100	105
Albertson’s, Inc.
7.500% due 02/15/2011		100	113
Altria Group, Inc.
7.000% due 07/15/2005		300	300
Amerada Hess Corp.
6.650% due 08/15/2011		100	110
American Airlines, Inc.
6.978% due 04/01/2011		120	124
AOL Time Warner, Inc.
6.750% due 04/15/2011		25	28
6.875% due 05/01/2012		300	339
7.700% due 05/01/2032		100	127
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		65	71
Ball Corp.
7.750% due 08/01/2006		100	104
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	34
British Sky Broadcasting PLC
8.200% due 07/15/2009		100	113
Canadian National Railway Co.
4.400% due 03/15/2013		80	79
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	104
5.850% due 02/01/2035		200	208
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	178
Chesapeake Energy Corp.
6.375% due 06/15/2015		100	103
Clear Channel Communications, Inc.
7.650% due 09/15/2010		90	98
5.750% due 01/15/2013		100	98
Clorox Co.
3.125% due 12/14/2007 (a)		30	30
Columbia Energy Group
6.800% due 11/28/2005		100	101
Comcast Cable Communications, Inc.
6.750% due 01/30/2011		300	331
8.875% due 05/01/2017		35	46
Comcast Corp.
5.300% due 01/15/2014		100	103
7.050% due 03/15/2033		100	118
Continental Airlines, Inc.
6.320% due 11/01/2008		50	50
6.503% due 06/15/2011		100	99
Coventry Health Care, Inc.
5.875% due 01/15/2012		100	102
Cox Communications, Inc.
3.550% due 12/14/2007 (a)		100	101
7.750% due 11/01/2010		30	34
6.750% due 03/15/2011		100	109
4.625% due 06/01/2013		160	156
CSC Holdings, Inc.
7.250% due 07/15/2008		100	101
Cyprus Amax Minerals Co.
7.375% due 05/15/2007		30	32
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)		200	200
7.300% due 01/15/2012		100	112
DaVita, Inc.
6.625% due 03/15/2013		100	104
Delta Air Lines, Inc.
7.379% due 05/18/2010		57	55
7.570% due 11/18/2010		100	94
Devon Financing Corp. ULC
6.875% due 09/30/2011		100	112
Domtar, Inc.
7.875% due 10/15/2011		30	32
DR Horton, Inc.
5.625% due 09/15/2014		200	201
EnCana Corp.
4.750% due 10/15/2013		100	100
Enterprise Products Operating LP
5.600% due 10/15/2014		300	309
Gazprom International S.A.
7.201% due 02/01/2020		100	108
Georgia-Pacific Corp.
7.500% due 05/15/2006		200	206
Halliburton Co.
4.650% due 10/17/2005 (a)		200	201
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		100	102
5.625% due 06/01/2015		100	102
HCA, Inc.
6.950% due 05/01/2012		100	107
Hilton Hotels Corp.
8.250% due 02/15/2011		30	35
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		240	261
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100	101
International Business Machines Corp.
8.375% due 11/01/2019		30	41
International Paper Co.
6.750% due 09/01/2011		200	218
ITT Corp.
6.750% due 11/15/2005		30	30
JetBlue Airways Corp.
7.260% due 03/15/2008 (a)		97	99
KB Home
6.375% due 08/15/2011		100	105
5.750% due 02/01/2014		100	100
Kern River Funding Corp.
4.893% due 04/30/2018		73	74
Kerr-McGee Corp.
5.875% due 09/15/2006		200	204
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	113
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	44
Kraft Foods, Inc.
6.250% due 06/01/2012		250	275
Kroger Co.
5.500% due 02/01/2013		100	104
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	101
Marriott International, Inc.
6.875% due 11/15/2005		300	303
MGM Mirage, Inc.
6.000% due 10/01/2009		200	202
8.500% due 09/15/2010		100	112
News America, Inc.
5.300% due 12/15/2014		100	103
Northwest Airlines Corp.
7.575% due 03/01/2019		88	89
Occidental Petroleum Corp.
6.750% due 01/15/2012		100	113
Packaging Corp. of America
5.750% due 08/01/2013		100	100
Peabody Energy Corp.
6.875% due 03/15/2013		100	107
Pemex Project Funding Master Trust
8.000% due 11/15/2011		260	296
Petrobras International Finance Co.
9.750% due 07/06/2011		100	119
Pioneer Natural Resources Co.
6.500% due 01/15/2008		200	207
Pulte Homes, Inc.
7.875% due 08/01/2011		200	232
Safeway, Inc.
5.800% due 08/15/2012		100	105
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	113
Station Casinos, Inc.
6.000% due 04/01/2012		100	102
Telus Corp.
8.000% due 06/01/2011		30	35
Time Warner, Inc.
8.110% due 08/15/2006		100	104
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	36
Transocean, Inc.
7.500% due 04/15/2031		100	131
United Airlines, Inc.
7.186% due 04/01/2011 (b)		73	70
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	32
Valero Energy Corp.
6.125% due 04/15/2007		100	103
3.500% due 04/01/2009		100	96
Viacom, Inc.
5.625% due 08/15/2012		300	307
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	33
Walt Disney Co.
6.375% due 03/01/2012		100	111
Waste Management, Inc.
7.100% due 08/01/2026		10	12
Weyerhaeuser Co.
6.125% due 03/15/2007		100	103
6.750% due 03/15/2012		150	165
Wyeth
4.375% due 03/01/2008		100	100
XTO Energy, Inc.
7.500% due 04/15/2012		100	115

			11,895

Utilities 15.3%
Appalachian Power Co.
3.600% due 05/15/2008		100	98
AT&T Corp.
9.050% due 11/15/2011		47	54
BellSouth Corp.
5.200% due 09/15/2014		300	310
5.200% due 12/15/2016		100	102
British Telecom PLC
7.875% due 12/15/2005		30	31
8.375% due 12/15/2010		100	119
Cingular Wireless LLC
6.500% due 12/15/2011		50	55
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	113
Consumers Energy Co.
5.375% due 04/15/2013		100	104
Duke Energy Corp.
6.250% due 01/15/2012		130	142
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	147
4.875% due 11/01/2011		100	100
France Telecom S.A.
7.450% due 03/01/2006		100	102
8.000% due 03/01/2011		130	151
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	164
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	214
Monongahela Power Co.
7.360% due 01/15/2010		100	109
Niagara Mohawk Power Corp.
6.625% due 07/01/2005		50	50
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	33
Ohio Edison Co.
5.647% due 06/15/2009		100	104
5.450% due 05/01/2015		100	104
Oncor Electric Delivery Co.
7.250% due 01/15/2033		100	125
PNPP II Funding Corp.
8.510% due 11/30/2006		48	49
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	199
Progress Energy, Inc.
6.850% due 04/15/2012		200	223
PSEG Power LLC
6.950% due 06/01/2012		200	225
Qwest Corp.
1.010% due 06/15/2013 (a)		100	103
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		62	61
SBC Communications, Inc.
5.100% due 09/15/2014		300	307
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		400	482
System Energy Resources, Inc.
4.875% due 10/01/2007		100	101
TECO Energy, Inc.
10.500% due 12/01/2007		100	114
6.750% due 05/01/2015		100	107
TXU Corp.
4.800% due 11/15/2009		100	99
TXU Energy Co. LLC
7.000% due 03/15/2013		200	223
Verizon New England, Inc.
6.500% due 09/15/2011		200	218
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	204
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	101
5.375% due 02/01/2007		80	82
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	34

			5,596

Total Corporate Bonds & Notes (Cost $28,964)			29,351

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Note
4.125% due 05/15/2015		1,000	1,015

Total U.S. Treasury Obligations (Cost $1,012)			1,015

SOVEREIGN ISSUES 4.7%
Republic of Brazil
4.313% due 04/15/2009 (a)		47	47
4.313% due 04/15/2012 (a)		41	40
8.000% due 04/15/2014		227	234
Republic of Croatia
3.813% due 07/31/2010 (a)		38	37
Republic of Panama
9.625% due 02/08/2011		100	120
Republic of South Africa
9.125% due 05/19/2009		30	35
7.375% due 04/25/2012		90	104
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	280
United Mexican States
8.375% due 01/14/2011		370	432
6.375% due 01/16/2013		200	215
8.300% due 08/15/2031		80	100

Total Sovereign Issues (Cost $1,611)			1,735

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 1.2%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	157
France Telecom S.A.
7.000% due 03/14/2008		90	121
HSBC Holdings PLC
5.375% due 12/20/2012		60	83
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	42
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		50	44

Total Foreign Currency-Denominated Issues (Cost $423)			447

		Shares
PREFERRED STOCK 0.6%
Goldman Sachs Group, Inc.
3.910% due 12/31/2049 (a)		4,000	100
Metlife, Inc.
6.375% due 08/15/2008		4,000	104

Total Preferred Stock (Cost $200)			204

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 12.3%
Commercial Paper 6.8%
Dexia Delaware LLC
3.150% due 08/09/2005		$200	199
HBOS Treasury Services PLC
3.160% due 08/10/2005		200	199
3.270% due 09/08/2005		200	199
3.280% due 09/22/2005		200	199
Royal Bank of Scotland PLC
3.230% due 09/01/2005		400	398
Skandinaviska Enskilda Banken AB (SEB)
3.310% due 09/15/2005		500	496
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		400	400
UBS Finance Delaware LLC
3.285% due 10/03/2005		400	396

			2,486

Repurchase Agreement 1.4%
State Street Bank
2.650% due 07/01/2005		516	516

(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $527. Repurchase proceeds are $516.)
French Treasury Bills 3.7%
2.005% due 07/13/2005-09/08/2005 (c)	EC	1,110	1,336

U.S. Treasury Bills 0.4%
2.940% due 09/01/2005-09/15/2005 (c)(e)		160	159

Total Short-Term Instruments (Cost $4,526)			4,497

Total Investments (d) (Cost $36,736)		102.0%	$37,249
Written Options (g) (Premiums $19)		(0.0%)	(10)
Other Assets and Liabilities (Net)		(2.0%)	(717)

Net Assets		100.0%	$36,522

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $99 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	9	$7
Eurodollar June Long Futures	06/2006	20	9
Eurodollar December Long Futures	12/2005	20	(21)
Euribor Written Put Options Strike @ 97.250	12/2005	12	7
U.S. Treasury 30-Year Bond Long Futures	09/2005	45	18

			$20

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(9)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$400	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,540	(23)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,000	(13)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		200	(1)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	183

							$137

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	8
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	1
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	200	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	5
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	0.250%	03/20/2007	300	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	(1)
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 4.875% due 03/04/2015	Sell	0.300%	06/20/2010	200	0

						$19

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	08/26/2005	20	$3	$3
Call - CBOT U.S. Treasury Note September Futures	117.000	08/26/2005	10	1	1
Put - CBOT U.S. Treasury Note September Futures	109.000	08/26/2005	10	2	0
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	20	7	2

				$13	$6

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG4 Index Credit Default Swap	Lehman Brothers, Inc.	0.650	%**	09/20/2005	$1,000	$2	$3
Put - OTC Dow Jones CDX N.A. IG4 Index Credit Default Swap	Lehman Brothers, Inc.	0.850	%*	09/20/2005	1,000	4	1

						$6	$4

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	07/2005	$1	$0	$1
Buy		21	08/2005	1	0	1
Buy		30	09/2005	1	0	1
Sell	C$	100	07/2005	0	(1)	(1)
Buy	CP	7,470	08/2005	0	0	0
Buy		6,060	09/2005	0	0	0
Sell	EC	737	07/2005	33	0	33
Buy		55	08/2005	0	0	0
Sell		710	08/2005	0	(2)	(2)
Buy	KW	21,610	07/2005	0	(1)	(1)
Buy		8,200	08/2005	0	0	0
Buy		11,800	09/2005	0	0	0
Buy	MP	113	08/2005	0	0	0
Buy		338	09/2005	0	0	0
Buy	PN	35	08/2005	0	0	0
Buy		35	09/2005	0	0	0
Buy	PZ	33	08/2005	0	0	0
Buy		34	09/2005	0	0	0
Buy	RP	908	09/2005	0	0	0
Buy	RR	286	07/2005	0	(1)	(1)
Buy		200	08/2005	0	0	0
Buy		306	09/2005	0	0	0
Buy	S$	17	07/2005	0	(1)	(1)
Buy		12	08/2005	0	0	0
Buy		18	09/2005	0	0	0
Buy	SV	1,163	08/2005	0	(1)	(1)
Buy		336	09/2005	0	0	0
Buy	T$	240	08/2005	0	0	0
Buy		334	09/2005	0	0	0

				$36	$(7)	$29

See accompanying notes

Schedule of Investments

Japanese StocksPLUS TR Strategy Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$14

Total Corporate Bonds & Notes (Cost $13)		14

MUNICIPAL BONDS & NOTES 1.7%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	10	10
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	32
5.000% due 03/15/2034	30	32
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
10.063% due 06/15/2034 (a)	15	17

Total Municipal Bonds & Notes (Cost $87)		91

U.S. GOVERNMENT AGENCIES 46.7%
Fannie Mae
2.925% due 09/22/2006 (a)	200	200
4.000% due 08/25/2009	76	76
4.375% due 11/25/2023 (a)	100	103
5.500% due 02/01/2035 - 03/01/2035 (c)	1,083	1,098
5.567% due 07/01/2032 (a)	95	95
Freddie Mac
2.750% due 02/15/2012	80	79
3.420% due 10/15/2020 (a)	57	57
3.500% due 03/15/2010	67	67
4.000% due 07/15/2017	83	83
5.000% due 06/15/2013	59	59
5.500% due 08/15/2030 - 05/01/2035 (c)	505	512

Total U.S. Government Agencies (Cost $2,422)		2,429

U.S. TREASURY OBLIGATIONS 27.7%
Treasury Inflation Protected Security (b)
2.000% due 07/15/2014	103	107
U.S. Treasury Bonds
8.750% due 05/15/2017	400	575
8.875% due 08/15/2017	100	145
8.125% due 05/15/2021	200	290
6.125% due 11/15/2027	100	126
U.S. Treasury Notes
3.000% due 12/31/2006	100	99
4.000% due 02/15/2015	100	100

Total U.S. Treasury Obligations (Cost $1,429)		1,442

MORTGAGE-BACKED SECURITIES 1.1%
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (a)	59	59

Total Mortgage-Backed Securities (Cost $59)		59

ASSET-BACKED SECURITIES 4.7%
Countrywide Asset-Backed Certificates
3.484% due 12/25/2018 (a)	4	4
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (a)	55	56
Long Beach Mortgage Loan Trust
3.464% due 02/25/2024 (a)	2	2
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.444% due 04/25/2034 (a)	5	5
SLM Student Loan Trust
3.141% due 07/27/2009 (a)	38	38
3.151% due 10/26/2009 (a)	52	52
3.141% due 04/25/2010 (a)	86	86

Total Asset-Backed Securities (Cost $243)		243

SOVEREIGN ISSUES 6.1%
Republic of Brazil
14.500% due 10/15/2009	25	33
8.000% due 04/15/2014	74	76
Republic of Panama
9.625% due 02/08/2011	22	26
Republic of Peru
9.125% due 02/21/2012	11	13
9.875% due 02/06/2015	10	13
Russian Federation
8.250% due 03/31/2010 (a)	30	33
5.000% due 03/31/2030 (a)	70	78
United Mexican States
10.375% due 02/17/2009	36	43

Total Sovereign Issues (Cost $300)		315

	# of contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005	8	0
Strike @ 94.250 Exp. 12/19/2005	4	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005	3	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)	200	11

Total Preferred Stock (Cost $10)		11

EXCHANGE-TRADED FUNDS 3.2%
iShares MSCI Japan Index Fund	16,219	165

Total Exchange-Traded Funds (Cost $169)		165

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.1%
Commercial Paper 7.7%
Den Norske Bank ASA
3.300% due 09/14/2005	$100	99
Fannie Mae
2.967% due 07/01/2005	100	100
Federal Home Loan Bank
2.963% due 07/01/2005	100	100
Royal Bank of Scotland PLC
3.220% due 08/15/2005	100	100

		399

Repurchase Agreements 6.2%
Credit Suisse First Boston
2.700% due 07/01/2005	100	100
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $103. Repurchase proceeds are $100.)
State Street Bank
2.650% due 07/01/2005	225	225
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $234. Repurchase proceeds are $225.)

		325

U.S. Treasury Bills 2.2%
2.939% due 09/01/2005-09/15/2005 (c)(d)	115	114

Total Short-Term Instruments (Cost $838)		838

Total Investments (Cost $5,570)	107.8%	$5,607

Written Options (Premiums $3)	(0.0%)	(1)

Other Assets and Liabilities (Net)	(7.8%)	(405)

Net Assets	100.0%	$5,201

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $114 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	09/2005	1	$3
U.S. Treasury 10-Year Note Short Futures	09/2005	5	(5)
U.S. Treasury 30-Year Bond Long Futures	09/2005	3	1
Eurodollar December Long Futures	12/2005	17	0

			$(1)

(e) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$300	$1
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	400	(2)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	200	(1)

						$(1)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$489	$(25)

					$(25)

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	1	$(2)	$(1)
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	1	(1)	0
Put - CBOT U.S. Treasury Bond September Futures	110.000	08/26/2005	1	0	0

				$(3)	$(1)

(g) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$100	$101	$101
U.S. Treasury Note	4.250	11/15/2013	200	205	205

				$306	$306

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	BP	3	07/2005	$0	$0	$0
Sell	EC	32	07/2005	0	0	0
Buy		27	08/2005	0	0	0
Sell	JY	555,858	07/2005	193	0	193

				$193	$0	$193

See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.8%
Banking & Finance 5.8%
Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$102
Allstate Life Global Funding Trusts
3.221% due 01/25/2008 (a)	2,200	2,201
Bank One Corp.
6.500% due 02/01/2006	150	152
Bayerische Landesbank Girozentrale
6.625% due 06/25/2007	250	262
General Electric Capital Corp.
3.390% due 03/04/2008 (a)	10,000	10,008
Goldman Sachs Group LP
1.010% due 06/28/2010 (a)	2,300	2,305
Inter-American Development Bank
6.625% due 03/07/2007	340	356
International Bank for Reconstruction & Development
7.625% due 01/19/2023	19,296	26,848
J.P. Morgan Chase & Co.
5.250% due 05/30/2007	50	51
Morgan Stanley Dean Witter & Co.
5.800% due 04/01/2007	100	103
Postal Square LP
6.500% due 06/15/2022	1,669	1,870
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	2,200	2,202
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,094
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,025	8,053
Wells Fargo & Co.
5.125% due 02/15/2007	250	254

		55,861

Utilities 0.0%
GTE Corp.
7.510% due 04/01/2009	100	110

Total Corporate Bonds & Notes (Cost $52,918)		55,971

MUNICIPAL BONDS & NOTES 1.9%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,216
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,126
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	421
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,268
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	678
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,587
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,261
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,773
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,091

Total Municipal Bonds & Notes (Cost $17,265)		18,421

U.S. GOVERNMENT AGENCIES 18.3%
Fannie Mae
0.000% due 03/25/2009 (b)	772	737
2.125% due 02/10/2006	7,000	6,934
3.111% due 04/26/2035 (a)	1,319	1,320
3.880% due 10/01/2024 (a)	406	410
3.914% due 10/25/2017 (a)	450	455
3.970% due 08/01/2026 (a)	49	51
4.033% due 04/01/2028 (a)	294	298
4.214% due 04/25/2032 (a)	403	411
4.237% due 05/01/2025 (a)	97	102
4.418% due 11/01/2023 (a)	629	646
4.500% due 02/25/2008 - 10/25/2034 (f)	11,146	10,675
4.563% due 02/01/2028 (a)	56	58
4.714% due 12/01/2027 (a)	327	340
5.099% due 10/01/2024 (a)	7	7
5.500% due 02/15/2006 - 03/01/2035 (f)	12,392	12,569
6.000% due 05/17/2027	2,369	2,465
6.250% due 12/25/2013	9	9
6.500% due 11/25/2023 - 01/25/2024 (f)	647	699
6.750% due 06/25/2032	4,868	5,169
6.900% due 05/25/2023	475	497
6.950% due 07/25/2020	156	164
7.000% due 04/25/2022 - 05/18/2027 (f)	4,825	5,223
7.348% due 01/01/2026 (a )	20	21
7.500% due 07/01/2032	44	47
7.800% due 10/25/2022	69	75
9.000% due 08/01/2021 - 06/01/2027 (f)	310	341
14.600% due 09/25/2007 (c)	0	3
1197.968% due 08/25/2007 (c)	1	5
Federal Farm Credit Bank
2.125% due 08/15/2005	1,300	1,298
5.750% due 12/07/2028	500	583
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,292
5.120% due 01/10/2013	6,500	6,501
5.500% due 04/17/2006	12,000	12,165
Federal Housing Administration
1.000% due 10/01/2022	204	206
3.000% due 11/25/2019	488	487
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	2,052	2,048
7.430% due 02/25/2023 - 06/01/2024 (f)	2,165	2,192
Freddie Mac
3.414% due 10/25/2032 (a)	202	202
3.720% due 06/15/2030 - 12/15/2032 (a)(f)	1,364	1,378
3.770% due 06/15/2031 (a)	474	479
3.880% due 10/25/2023	182	183
4.214% due 01/01/2028 (a)	68	70
4.296% due 01/01/2028 (a)	457	469
4.489% due 10/01/2026 (a)	65	67
4.715% due 05/01/2022 (a)	13	13
5.000% due 06/15/2013	1,630	1,638
5.013% due 09/01/2027 (a)	174	177
5.131% due 06/01/2022 (a)	14	14
5.500% due 02/15/2016 - 06/15/2034 (f)	4,181	4,344
5.568% due 12/01/2024 (a)	138	141
6.000% due 04/15/2034	6,078	6,266
6.250% due 09/15/2023	5,000	5,220
6.500% due 11/15/2008 - 10/25/2043 (f)	3,715	3,763
7.000% due 09/01/2007 - 01/15/2024 (f)	1,010	965
7.450% due 03/25/2022	58	58
7.511% due 02/01/2028 (a)	334	339
Government National Mortgage Association
3.375% due 04/20/2017 - 05/20/2030 (a)(f)	3,396	3,446
3.750% due 09/20/2017 - 09/20/2026 (a)(f)	1,125	1,144
4.125% due 12/20/2017 - 11/20/2027 (a)(f)	724	734
4.210% due 03/20/2031 (a)	3,081	3,122
4.375% due 02/20/2017 - 03/20/2026 (a)(f)	174	177
4.380% due 01/20/2026 - 01/20/2028 (a)(f)	780	794
4.500% due 03/20/2021 (a)	48	49
5.000% due 04/20/2034	23,849	22,310
5.500% due 02/20/2033	2,000	2,043
6.000% due 08/20/2033	2,246	2,353
7.000% due 03/16/2029	387	420
Overseas Private Investment Corp.
2.360% due 08/15/2007	1,563	1,542
3.800% due 08/15/2007	9,130	9,900
4.736% due 03/15/2022	4,300	4,377
5.140% due 08/15/2007	2,500	2,420
Small Business Administration
5.240% due 08/01/2023	7,445	7,717

Total U.S. Government Agencies (Cost $171,172)		177,846

U.S. TREASURY OBLIGATIONS 40.2%
Treasury Inflation Protected Security (e)
2.375% due 01/15/2025	9,186	10,058
U.S. Treasury Bonds
8.875% due 02/15/2019	22,300	33,158
8.750% due 08/15/2020	8,500	12,793
7.875% due 02/15/2021	25,000	35,396
8.125% due 08/15/2021	1,300	1,888
8.000% due 11/15/2021	1,200	1,729
6.250% due 08/15/2023	792	987
6.500% due 11/15/2026	1,000	1,308
5.500% due 08/15/2028	18,900	22,263
5.250% due 11/15/2028	29,700	33,931
5.375% due 02/15/2031	47,800	56,419
U.S. Treasury Notes
3.625% due 04/30/2007	20,100	20,095
3.875% due 05/15/2009	7,600	7,646
3.500% due 08/15/2009	31,700	31,439
4.750% due 05/15/2014	26,200	27,809
4.125% due 05/15/2015	69,700	70,740
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	40,600	22,833

Total U.S. Treasury Obligations (Cost $382,873)		390,492

MORTGAGE-BACKED SECURITIES 8.7%
Bank of America Mortgage Securities, Inc.
5.577% due 10/20/2032 (a)	1,269	1,277
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)	404	407
5.369% due 04/25/2033 (a)	953	966
4.883% due 01/25/2034 (a)	1,140	1,141
Bear Stearns Commercial Mortgage Securities, Inc.
3.957% due 06/25/2030 (a)	140	143
Commercial Mortgage Pass-Through Certificates
3.400% due 03/15/2020 (a)	4,100	4,102
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,504	5,371
3.524% due 05/25/2035 (a)	5,017	4,951
Countrywide Home Loan Mortgage Pass-Through Trust
3.634% due 03/25/2035 (a)	8,120	8,120
3.604% due 04/25/2035 (a)	2,763	2,763
3.654% due 06/25/2035 (a)	4,000	4,001
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	580	582
3.450% due 06/25/2035	4,000	4,001
CS First Boston Mortgage Securities Corp.
3.864% due 04/25/2033 (a)	735	737
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 a	2,759	2,849
First Republic Mortgage Loan Trust
3.634% due 06/25/2030 (a)	556	556
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	758	758
Harborview Mortgage Loan Trust
3.480% due 05/19/2035 (a)	4,239	4,221
Impac CMB Trust
5.249% due 09/25/2034 (a)	5,903	5,907
MASTR Asset Securitization Trust
5.500% due 09/25/2033	980	986
Nomura Asset Securities Corp.
7.120% due 04/13/2036 (a)	2,000	2,055
7.120% due 04/13/2039	1,250	1,278
Residential Accredit Loans, Inc.
3.714% due 01/25/2033 (a)	530	531
3.714% due 03/25/2033 (a)	1,204	1,205
Residential Asset Securitization Trust
5.500% due 07/25/2033	1,228	1,227
Sequoia Mortgage Trust
3.600% due 06/20/2032 (a)	1,943	1,942
3.610% due 07/20/2033 (a)	3,836	3,817
Structured Asset Mortgage Investments, Inc.
3.477% due 02/25/2030 (a)	80	80
3.680% due 10/19/2033 (a)	1,572	1,575
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	29	29
3.814% due 07/25/2032 (a)	421	422
3.814% due 07/25/2032 (a)	1,110	1,111
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (a)	2,665	2,664
3.904% due 06/25/2042 (a)	803	812
3.435% due 01/25/2045 (a)	7,650	7,656
Washington Mutual, Inc.
3.355% due 04/25/2045 (a)	3,735	3,733

Total Mortgage-Backed Securities (Cost $83,905)		83,976

ASSET-BACKED SECURITIES 6.3%
AAA Trust
3.120% due 04/25/2035 (a)	5,933	5,943
Amortizing Residential Collateral Trust
3.604% due 07/25/2032 (a)	23	23
Argent Securities, Inc.
3.504% due 03/25/2034 (a)	202	202
Bayview Financial Acquisition Trust
3.770% due 05/28/2034 (a)	1,052	1,055
Bear Stearns Asset-Backed Securities, Inc.
3.644% due 10/25/2032 (a)	365	366
3.564% due 04/25/2035 (a)	2,285	2,289
3.814% due 11/25/2042 (a)	4,064	4,085
Chase Funding Mortgage Loan Asset-Backed Certificates
3.564% due 10/25/2031 (a)	449	449
Countrywide Asset-Backed Certificates
3.624% due 03/25/2034 (a)	742	743
Fannie Mae
3.400% due 07/25/2035 (a)	9,400	9,403
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (a)	848	848
Ford Credit Auto Owner Trust
2.130% due 10/15/2006	2,025	2,019
Fremont Home Loan Trust
3.424% due 01/25/2035 (a)	3,393	3,396
3.414% due 06/25/2035 (a)	2,497	2,496
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)	1,371	1,374
IMC Home Equity Loan Trust
3.674% due 03/25/2027 (a)	2	2
Long Beach Mortgage Loan Trust
3.634% due 06/25/2033 (a)	268	268
3.434% due 07/25/2034 (a)	739	740
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	102
Merrill Lynch Mortgage Investors, Inc.
3.674% due 06/25/2034 (a)	173	173
Novastar Home Equity Loan
3.874% due 01/25/2031 (a)	215	215
NPF XII, Inc.
2.240% due 10/01/2003 (d)	3,000	236
Residential Asset Mortgage Products, Inc.
3.414% due 11/25/2024 (a)	4,644	4,647
3.654% due 11/25/2033 (a)	4,971	4,974
Residential Asset Securities Corp.
3.424% due 04/25/2025 (a)	6,683	6,689
3.584% due 04/25/2032 (a)	1,196	1,198
SMS Student Loan Trust
3.439% due 10/27/2025 (a)	814	815
Structured Asset Investment Loan Trust
3.464% due 09/25/2034 (a)	220	220
Terwin Mortgage Trust
1.000% due 06/25/2036	6,600	6,602

Total Asset-Backed Securities (Cost $63,923)		61,572

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	22,800	15

	# of Contracts
U.S. Treasury Note 5-Year Futures (CBOT)
6.000% due 09/30/2005
Strike @ 114.500 Exp. 08/26/2005	718	11
Strike @ 114.000 Exp. 08/26/2005	500	8

Total Purchased Call Options (Cost $108)		34

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	$22,800	83

	# of Contracts
Eurodollar September Futures (CME)
Strike @ 96.000 Exp. 09/19/2005	612	19
Strike @ 95.500 Exp. 09/19/2005	803	5
Strike @ 95.375 Exp. 09/19/2005	431	3
Strike @ 95.000 Exp. 09/19/2005	1,410	18
U.S. Treasury Bond 30-Year Futures (CBOT)
6.000% due 09/30/2005
Strike @ 103.000 Exp. 08/26/2005	346	5
Strike @ 102.000 Exp. 08/26/2005	899	14
Strike @ 101.000 Exp. 08/26/2005	456	7

Total Purchased Put Options (Cost $216)		154

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 35.9%
Certificates of Deposit 3.4%
Citibank New York N.A.
3.120% due 07/28/2005	$3,000	3,000
3.155% due 08/09/2005	5,200	5,200
Unicredito Italiano SpA
3.150% due 08/05/2005	24,800	24,800

		33,000

Commercial Paper 22.1%
Fannie Mae
2.967% due 07/01/2005	26,500	26,500
3.205% due 09/07/2005	3,700	3,676
3.250% due 09/14/2005	25,400	25,220
Federal Home Loan Bank
2.963% due 07/01/2005	26,500	26,500
3.210% due 07/27/2005	48,000	47,889
Freddie Mac
2.956% due 07/05/2005	60,000	59,979
3.250% due 09/13/2005	25,200	25,024

		214,788

Repurchase Agreements 9.3%
Credit Suisse First Boston
2.700% due 07/01/2005	84,300	84,300
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500%-4.000% due 08/15/2009-02/15/2014 valued at $86,296. Repurchase proceeds are $84,306.)
State Street Bank
2.650% due 07/01/2005	5,843	5,843
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $5,964. Repurchase proceeds are $5,843.)

		90,143

U.S. Treasury Bills 1.1%
2.942% due 09/01/2005-09/15/2006 (f)(h)(i)	10,510	10,424

Total Short-Term Instruments (Cost $348,394)		348,355

Total Investments (g) (Cost $1,120,774)	117.1%	$1,136,821
Written Options (j) (Premiums $1,666)	(0.2%)	(1,560)
Other Assets and Liabilities (Net)	(16.9%)	(164,654)

Net Assets	100.0%	$970,607

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Interest only security.

(d) Security is in default.

(e) Principal amount of security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) As of June 30, 2005, portfolio securities with an aggregate market value of $65,603 were valued with reference to securities whose prices are more readily obtainable.

(h) Securities with an aggregate market value of $995 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(i) Securities with an aggregate market value of $9,429 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	980	$478
U.S. Treasury 10-Year Note Short Futures	09/2005	767	(318)
U.S. Treasury 30-Year Bond Long Futures	09/2005	5,016	3,839
U.S. Treasury 5-Year Note Short Futures	09/2005	75	(7)

			$3,992

(j) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond 30-Year Futures	$120.000	08/26/2005	122	$87	$2
Call - CME Eurodollar December Futures	96.250	12/19/2005	384	0	60
Call - CME Eurodollar December Futures	96.500	12/19/2005	626	154	27
Put - CME Eurodollar June Futures	95.000	06/19/2006	328	163	25

				$404	$114

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$6,900	$138	$235
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	6,900	164	119
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	14,400	318	489
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	14,400	341	249
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	6,900	138	235
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	6,900	163	119

						$1,262	$1,446

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes

Schedule of Investments

Low Duration Fund

June 30, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.1%
Banking & Finance 2.3%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$8,700	$8,698
Caterpillar Financial Services Corp.
2.625% due 01/30/2007		150	147
CIT Group, Inc.
3.504% due 05/23/2008 (a)		9,200	9,207
Citigroup, Inc.
3.270% due 11/01/2007 (a)		3,600	3,604
Export-Import Bank of Korea
6.500% due 11/15/2006		7,000	7,220
7.100% due 03/15/2007		6,700	7,023
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)		5,810	5,808
7.600% due 08/01/2005		28,432	28,496
6.875% due 02/01/2006		18,700	18,890
6.500% due 02/15/2006		1,000	1,008
General Electric Capital Corp.
2.750% due 09/25/2006		200	197
3.425% due 01/15/2008 (a)		22,700	22,732
General Motors Acceptance Corp.
7.500% due 07/15/2005		1,500	1,501
4.395% due 10/20/2005 (a)		46,390	46,434
4.145% due 05/18/2006 (a)		7,500	7,466
6.125% due 09/15/2006		3,940	3,944
6.125% due 01/22/2008		750	726
7.430% due 12/01/2021		203	206
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		16,500	15,564
Golden West Financial Corp.
5.500% due 08/08/2006		700	711
Goldman Sachs Group, Inc.
7.625% due 08/17/2005		1,250	1,256
3.380% due 08/01/2006 (a)		27,600	27,604
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		42,600	42,374
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		6,400	6,583
5.954% due 07/03/2008 (a)		6,500	6,686
7.004% due 07/03/2008 (a)		3,000	2,565
Premium Asset Trust
3.420% due 10/06/2005 (a)		800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		21,500	21,567
Putnam CBO I Ltd.
3.970% due 06/12/2009 (a)		1,684	1,692
State Street Capital Trust II
3.768% due 02/15/2008 (a)		12,000	12,023
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		3,800	3,808

			316,540

Industrials 0.8%
Altria Group, Inc.
6.950% due 06/01/2006		25,000	25,598
7.650% due 07/01/2008		7,500	8,171
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)		20,700	20,730
7.250% due 01/18/2006		13,250	13,458
3.890% due 05/24/2006 (a)		1,400	1,404
4.050% due 06/04/2008		80	79
El Paso CGP Co.
6.500% due 05/15/2006		6,350	6,461
7.625% due 09/01/2008		1,075	1,105
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (c)		8,300	4,108
Federal-Mogul Corp.
7.500% due 07/01/2004 (c)		28,600	7,293
HCA, Inc.
8.850% due 01/01/2007		1,200	1,271
ITT Corp.
6.750% due 11/15/2005		2,000	2,023
Pemex Project Funding Master Trust
9.375% due 12/02/2008		8,900	10,168
Sonat, Inc.
6.750% due 10/01/2007		3,815	3,796
Texas Mining Co.
6.875% due 08/01/2005		2,000	2,005
Tyco International Group S.A.
6.375% due 02/15/2006		3,300	3,345
Unilever Capital Corp.
6.875% due 11/01/2005		1,250	1,263
United Airlines, Inc.
2.020% due 03/02/2049 (a)		798	772

			113,050

Utilities 1.0%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		4,000	4,004
Entergy Mississippi, Inc.
4.350% due 04/01/2008		34,480	34,299
France Telecom S.A.
7.200% due 03/01/2006 (a)		66,900	68,376
Oncor Electric Delivery Co.
5.000% due 09/01/2007		2,600	2,639
Pacific Gas & Electric Co.
4.204% due 04/03/2006 (a)		11,250	11,250
Sprint Capital Corp.
6.000% due 01/15/2007		9,500	9,739

			130,307

Total Corporate Bonds & Notes (Cost $582,390)			559,897

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.950% due 03/25/2009 (a)(d)		1,623	21
3.000% due 08/15/2007		120	118
3.066% due 01/01/2021 (a)		54	53
3.111% due 04/26/2035 (a)		15,701	15,711
3.125% due 07/01/2017 (a)		80	80
3.250% due 08/15/2008		32	31
3.319% due 09/22/2006 (a)		57,600	57,584
3.373% due 11/01/2017 (a)		56	57
3.545% due 11/01/2018 (a)		5	5
3.547% due 07/01/2042 (a)		50,190	50,701
3.560% due 08/01/2017 (a)		12	12
3.567% due 07/01/2018 (a)		16	16
3.597% due 09/01/2041 (a)		48,805	49,793
3.610% due 11/01/2017 (a)		118	119
3.660% due 06/01/2017 (a)		27	27
3.664% due 03/25/2044 (a)		2,096	2,099
3.714% due 06/25/2032 (a)		215	215
3.747% due 10/01/2030 - 11/01/2039 (a)(f)		3,486	3,575
3.750% due 09/15/2008		120	119
3.772% due 12/01/2017 (a)		38	38
3.930% due 07/25/2017 (a)		860	880
3.944% due 04/25/2022 (a)		34	34
4.000% due 05/01/2011		348	344
4.087% due 07/01/2017 (a)		107	108
4.274% due 11/01/2027 (a)		248	255
4.285% due 07/01/2023 (a)		100	102
4.398% due 01/01/2024 (a)		18	18
4.491% due 02/01/2028 (a)		18	18
4.500% due 06/01/2011 - 07/19/2020 (f)		46,529	46,329
4.551% due 01/01/2028 (a)		132	135
4.563% due 02/01/2028 (a)		748	777
4.711% due 04/01/2024 (a)		396	407
4.749% due 04/01/2018 (a)		1,855	1,899
4.799% due 01/01/2024 (a)		378	392
4.961% due 06/01/2022 (a)		16	17
4.997% due 12/01/2023 (a)		60	61
5.000% due 07/01/2014 - 08/11/2035 (f)		1,524,133	1,541,331
5.009% due 10/01/2024 (a)		612	633
5.482% due 09/01/2032 (a)		4,474	4,552
5.500% due 10/01/2008 - 07/14/2035 (f)		437,884	445,335
6.000% due 03/01/2009 - 05/01/2033 (f)		111,099	114,943
6.228% due 08/01/2029 (a)		1,875	1,901
6.500% due 09/01/2005 - 12/25/2042 (f)		22,504	23,149
7.000% due 01/01/2008 - 01/01/2032 (f)		17,304	17,864
7.500% due 02/01/2013		13	13
8.000% due 12/25/2021 - 11/01/2031 (f)		7,403	7,957
8.500% due 02/01/2017 - 04/01/2025 (f)		377	409
8.800% due 01/25/2019		169	184
9.000% due 03/25/2021 - 01/01/2025 (f)		673	739
9.250% due 10/25/2018		11	12
9.500% due 03/25/2020 - 11/01/2025 (a)(f)		1,679	1,865
10.000% due 10/01/2009 - 01/01/2025 (f)		148	158
10.500% due 07/01/2014 - 12/01/2024 (f)		12	13
11.000% due 11/01/2020		10	11
11.250% due 10/01/2015		12	13
11.500% due 11/01/2019 - 02/01/2020 (f)		12	13
11.750% due 02/01/2016		12	14
12.000% due 01/01/2015		3	4
13.000% due 07/01/2015		4	4
13.250% due 09/01/2011		5	6
15.500% due 10/01/2012 - 12/01/2012 (f)		1	1
15.750% due 12/01/2011		7	9
16.000% due 09/01/2012 - 12/01/2012 (f)		4	4
256.000% due 11/01/2008 (d)		1	4
Federal Home Loan Bank
2.250% due 09/13/2005 - 05/15/2006 (f)		100	99
3.500% due 08/15/2006		105	105
4.200% due 02/05/2007 (a)		11,100	10,323
Federal Housing Administration
7.421% due 11/01/2019		40	41
7.430% due 10/01/2019 - 11/01/2025 (f)		11,276	11,415
Freddie Mac
2.750% due 10/15/2006		120	118
3.670% due 11/15/2030 (a)		26	26
4.000% due 09/15/2015 - 01/15/2024 (f)		6,270	948
4.011% due 08/15/2032 (a)		1,492	1,494
4.031% due 07/01/2018 (a)		90	92
4.125% due 02/24/2011		30	30
4.183% due 12/01/2022 (a)		109	112
4.200% due 10/15/2020 (a)		113	113
4.211% due 09/01/2023 (a)		53	54
4.228% due 10/01/2023 (a)		279	286
4.232% due 11/01/2022 (a)		442	453
4.240% due 11/01/2023 (a)		88	90
4.250% due 03/15/2021 (a)		86	86
4.302% due 02/01/2020 (a)		584	591
4.365% due 01/01/2024 (a)		507	521
4.375% due 03/01/2017 (a)		70	71
4.453% due 06/01/2024 (a)		153	157
4.500% due 06/01/2018		66	66
4.698% due 01/01/2024 (a)		208	215
4.750% due 12/08/2010 - 10/11/2012 (f)		70	70
4.857% due 03/01/2024 (a)		24	25
4.875% due 02/01/2023 (a)		11	11
5.000% due 04/15/2016		26,637	26,841
5.026% due 10/01/2027 (a)		88	90
5.500% due 12/01/2017 - 07/15/2034 (f)		16,850	17,187
6.000% due 06/01/2006 - 01/01/2033 (f)		29,954	30,971
6.500% due 08/15/2011 - 07/25/2043 (f)		102,174	107,280
7.000% due 01/01/2030 - 04/01/2032 (f)		153	161
7.500% due 09/01/2006 - 07/15/2030 (f)		1,457	1,515
8.000% due 07/01/2006 - 12/01/2024 (f)		633	672
8.250% due 10/01/2007 - 01/01/2009 (f)		7	7
8.500% due 01/01/2007 - 11/01/2025 (f)		1,528	1,669
9.000% due 12/15/2020 - 08/01/2022 (f)		758	795
9.500% due 03/01/2010 - 09/01/2021 (f)		202	208
9.750% due 11/01/2008		86	91
10.000% due 03/01/2016 - 05/15/2020 (f)		96	102
10.500% due 10/01/2010 - 02/01/2016 (f)		5	5
10.750% due 09/01/2009 - 08/01/2011 (f)		30	33
11.500% due 10/01/2015 - 01/01/2016 (f)		10	10
11.750% due 11/01/2010 - 08/01/2015 (f)		2	2
14.000% due 09/01/2012 - 04/01/2016 (f)		3	3
14.500% due 12/01/2010		1	1
15.000% due 08/01/2011 - 12/01/2011 (f)		1	1
Government National Mortgage Association
3.375% due 04/20/2016 - 05/20/2030 (a)(f)		4,765	4,835
3.500% due 07/20/2030 (a)		63	64
3.750% due 08/20/2022 - 07/20/2027 (a)(f)		8,391	8,525
3.786% due 12/16/2025 (a)		351	354
4.000% due 01/20/2032 - 02/20/2032 (a)(f)		19,178	19,448
4.125% due 10/20/2023 - 12/20/2027 (a)(f)		6,384	6,493
4.375% due 03/20/2017 - 03/20/2027 (a)(f)		10,024	10,197
4.500% due 01/20/2031 - 03/20/2031 (f)		634	647
4.625% due 03/20/2019 (a)		55	55
6.000% due 01/15/2029 - 10/15/2032 (f)		548	566
6.500% due 09/15/2032 - 05/15/2034 (f)		120	125
7.000% due 03/15/2011 - 10/15/2011 (f)		34	36
7.500% due 02/15/2007 - 09/15/2031 (f)		487	525
8.000% due 11/15/2006 - 06/20/2031 (f)		4,517	4,889
8.500% due 12/15/2021 - 08/15/2030 (f)		169	185
9.000% due 06/20/2016 - 11/15/2030 (f)		843	934
9.500% due 10/15/2016 - 06/15/2025 (f)		32	36
9.750% due 08/15/2017		24	27
10.000% due 10/15/2013 - 11/15/2020 (f)		11	12
10.500% due 11/15/2019 - 02/15/2021 (f)		3	3
11.000% due 09/15/2010		1	1
11.500% due 08/15/2018		9	10
11.750% due 08/15/2013 - 08/15/2015 (f)		25	28
12.000% due 06/20/2015		2	2
13.000% due 10/15/2013		5	5
13.500% due 05/15/2011 - 11/15/2012 (f)		9	10
16.000% due 02/15/2012		9	11
Small Business Administration
7.640% due 03/10/2010		963	1,037

Total U.S. Government Agencies (Cost $2,656,712)			2,667,607

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Security (e)
2.000% due 07/15/2014		274	282
U.S. Treasury Bonds
7.875% due 02/15/2021		1,300	1,834
6.250% due 08/15/2023		19,500	24,307
U.S. Treasury Notes
2.750% due 07/31/2006		514	510
2.500% due 09/30/2006		130	128
2.875% due 11/30/2006		135	134
3.125% due 01/31/2007		125	124
2.625% due 05/15/2008		532	517
3.250% due 08/15/2008		500	494
3.625% due 07/15/2009		60	60
4.875% due 02/15/2012		1,800	1,912

Total U.S. Treasury Obligations (Cost $30,310)			30,302

MORTGAGE-BACKED SECURITIES 8.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		109,759	109,214
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		374,900	370,589
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		19,068	19,675
5.549% due 10/20/2032 (a)		3,626	3,650
Bear Stearns Adjustable Rate Mortgage Trust
4.314% due 11/25/2030 (a)		365	370
5.259% due 10/25/2032 (a)		1,170	1,169
6.083% due 10/25/2032 (a)		167	169
5.345% due 01/25/2033 (a)		7,418	7,488
5.632% due 01/25/2033 (a)		3,403	3,442
5.081% due 03/25/2033 (a)		18,152	18,177
5.431% due 03/25/2033 (a)		34,871	35,457
4.854% due 01/25/2034 (a)		33,427	33,472
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		66,668	67,942
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)		22	23
5.750% due 02/25/2033		2,548	2,554
Commercial Mortgage Pass-Through Certificates
3.440% due 09/15/2014 (a)		7,000	6,988
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		26,220	26,490
Countrywide Home Loan Mortgage Pass-Through Trust
3.604% due 04/25/2035 (a)		14,451	14,451
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031		294	294
3.226% due 03/25/2032 (a)		19,871	19,902
3.350% due 03/25/2032 (a)		10,566	10,494
6.252% due 06/25/2032 (a)		1,395	1,397
5.672% due 10/25/2032 (a)		2,631	2,633
3.400% due 08/25/2033 (a)		631	634
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		195	216
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019		141	157
5.615% due 05/25/2024 (a)		85	85
Drexel Burnham Lambert CMO Trust
3.875% due 05/01/2016 (a)		6	6
GSR Mortgage Loan Trust
6.000% due 03/25/2032		5,103	5,120
Imperial Savings Association
8.428% due 02/25/2018 (a)		75	75
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		33	36
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		28,990	28,917
MASTR Asset Securitization Trust
5.500% due 09/25/2033		34,165	34,357
Mellon Residential Funding Corp.
3.894% due 07/25/2029 (a)		2,489	2,508
3.460% due 06/15/2030 (a)		43,579	43,556
Merrill Lynch Mortgage Investors, Inc.
4.505% due 02/25/2035 (a)		45,045	44,825
Nationslink Funding Corp.
3.540% due 11/10/2030 (a)		699	701
Prime Mortgage Trust
3.714% due 02/25/2019 (a)		3,500	3,507
3.714% due 02/25/2034 (a)		14,512	14,545
Prudential Home Mortgage Securities
7.500% due 09/25/2007		68	68
Prudential-Bache Trust
8.400% due 03/20/2021		544	543
Resecuritization Mortgage Trust
3.564% due 04/26/2021 (a)		366	354
Ryland Acceptance Corp.
11.500% due 12/25/2016		3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		45	46
Sears Mortgage Securities
12.000% due 02/25/2014		16	16
Sequoia Mortgage Trust
3.560% due 08/20/2032 (a)		18,838	18,844
SLH Mortgage Trust
9.600% due 03/25/2021		177	177
Structured Asset Mortgage Investments, Inc.
9.544% due 06/25/2029 (a)		1,384	1,450
3.590% due 09/19/2032 (a)		35,445	35,292
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)		1,319	1,350
6.150% due 07/25/2032 (a)		1,441	1,448
3.604% due 01/25/2033 (a)		754	757
3.484% due 12/25/2034 (a)		12,374	12,382
Torrens Trust
3.480% due 07/15/2031 (a)		1,582	1,583
Vendee Mortgage Trust
6.500% due 05/15/2029		41,678	44,182
Washington Mutual Mortgage Securities Corp.
5.689% due 07/25/2032 (a)		1,194	1,195
4.816% due 10/25/2032 (a)		198	200
5.067% due 02/25/2033 (a)		3,469	3,501
5.380% due 02/25/2033 (a)		861	863
3.765% due 02/27/2034 (a)		19,361	19,339
3.904% due 06/25/2042 (a)		29,721	30,037
3.746% due 08/25/2042 (a)		21,705	21,822

Total Mortgage-Backed Securities (Cost $1,135,966)			1,130,737

ASSET-BACKED SECURITIES 5.4%
AAA Trust
3.414% due 04/25/2035 (a)		63,781	63,891
Accredited Mortgage Loan Trust
3.414% due 07/25/2035 (a)		8,931	8,934
Aegis Asset-Backed Securities Trust
3.434% due 03/25/2035 (a)		15,285	15,297
Ameriquest Mortgage Securities, Inc.
3.584% due 08/25/2032 (a)		179	179
Amortizing Residential Collateral Trust
3.574% due 09/25/2030 (a)		474	474
3.604% due 07/25/2032 (a)		744	735
Argent Securities, Inc.
3.494% due 11/25/2034 (a)		14,016	14,025
Asset-Backed Securities Corp. Home Equity Loan Trust
3.480% due 06/15/2031 (a)		7	7
3.474% due 12/25/2034 (a)		8,023	8,030
Bear Stearns Asset-Backed Securities, Inc.
3.764% due 03/25/2043 (a)		20,583	20,626
Carrington Mortgage Loan Trust
3.404% due 05/25/2035 (a)		28,370	28,357
3.240% due 06/25/2035 (a)		13,800	13,791
Chase Funding Mortgage Loan Asset-Backed Certificates
3.634% due 11/25/2031 (a)		8,992	9,017
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (a)		4,657	4,670
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		20,600	20,616
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		1,825	1,822
Community Program Loan Trust
4.500% due 10/01/2018		7,248	7,247
Countrywide Asset-Backed Certificates
3.504% due 10/25/2021 (a)		23,863	23,882
3.624% due 03/25/2034 (a)		27,025	27,043
3.404% due 03/25/2035 (a)		16,982	16,998
3.434% due 03/25/2035 (a)		20,106	20,093
3.380% due 06/25/2035 (a)		26,500	26,521
3.380% due 10/25/2035 (a)		98,671	98,763
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/2032 (a)		1,088	1,090
EQCC Home Equity Loan Trust
3.380% due 10/15/2027 (a)		33	33
Equity One ABS, Inc.
3.594% due 11/25/2032 (a)		11,217	11,247
Finance America Mortgage Loan Trust
3.484% due 06/25/2034 (a)		20,841	20,858
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.394% due 03/25/2034 (a)		753	753
First NLC Trust
3.436% due 09/25/2035 (a)		27,850	27,863
Ford Credit Auto Owner Trust
3.790% due 09/15/2006		5,790	5,796
Fremont Home Loan Trust
3.424% due 02/25/2035 (a)		7,597	7,604
GRMT II LLC
3.510% due 06/20/2032 (a)		14	14
GSAMP Trust
3.464% due 08/25/2034 (a)		3,291	3,293
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (a)		24,674	24,770
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)		2,918	2,925
3.610% due 02/20/2033 (a)		27,604	27,679
Impac CMB Trust
3.564% due 01/25/2034 (a)		28,875	28,836
Indymac Home Equity Loan Asset-Backed Trust
3.504% due 11/25/2034 (a)		23,068	23,084
Irwin Home Equity Loan Trust
3.689% due 06/25/2021 (a)		19	19
IXIS Real Estate Capital Trust
3.394% due 09/25/2035 (a)		42,601	42,608
Mastr Asset-Backed Securities Trust
3.504% due 09/25/2034 (a)		18,525	18,542
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)		73	73
Ocwen Mortgage Loan Asset-Backed Certificates
3.934% due 10/25/2029 (a)		12	12
Park Place Securities, Inc.
3.434% due 01/25/2036 (a)		4,254	4,258
Renaissance Home Equity Loan Trust
3.664% due 08/25/2032 (a)		1,634	1,639
Residential Asset Mortgage Products, Inc.
3.444% due 05/25/2027 (a)		11,510	11,523
Residential Asset Securities Corp.
3.544% due 06/25/2031 (a)		13	13
SLM Student Loan Trust
3.141% due 04/25/2010 (a)		35,949	35,962
WMC Mortgage Loan
3.560% due 05/15/2030 (a)		714	714

Total Asset-Backed Securities (Cost $731,303)			732,226

SOVEREIGN ISSUES 1.7%
Republic of Brazil
4.250% due 04/15/2006 (a)		20,912	20,934
4.313% due 04/15/2009 (a)		29,884	29,659
4.313% due 04/15/2009 (a)		1,318	1,308
4.313% due 04/15/2012 (a)		12,683	12,270
8.000% due 04/15/2014		14,144	14,579
Republic of Panama
8.250% due 04/22/2008		5,500	6,023
9.375% due 07/23/2012		480	583
Republic of Peru
9.125% due 02/21/2012		1,150	1,351
Russian Federation
8.750% due 07/24/2005		94,900	95,251
10.000% due 06/26/2007		19,800	21,845
8.250% due 03/31/2010 (a)		24,800	27,116
United Mexican States
4.625% due 10/08/2008		380	383
6.375% due 01/16/2013		140	151

Total Sovereign Issues (Cost $229,202)			231,453

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		15,120	95
Eurodollar September Futures (CME)
Strike @ 95.375 Exp. 09/19/2005		2,270	14

Total Purchased Put Options (Cost $166)			109

		Shares
PREFERRED SECURITY 0.8%
DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,604

Total Preferred Security (Cost $101,505)			103,604

PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		309,500	17,245
Home Ownership Funding
13.331% due 12/31/2049		8,625	2,950

Total Preferred Stock (Cost $21,474)			20,195

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (k) 63.6%
Certificates of Deposit 6.9%
Citibank New York N.A.
3.195% due 08/16/2005		$217,400	217,400
3.360% due 09/19/2005		72,700	72,148
Unicredito Italiano SpA
3.037% due 07/07/2005		46,600	46,600
3.150% due 08/05/2005		31,800	31,800
3.152% due 08/09/2005		87,400	87,400
3.235% due 08/25/2005		81,100	81,101
Wells Fargo Bank, N.A.
3.270% due 07/27/2005		400,000	400,000

			936,449

Commercial Paper 42.4%
Anz National International Ltd.
3.110% due 08/04/2005		141,400	140,985
Bank of America, N.A.
3.275% due 08/09/2005		370,000	368,687
Bank of Ireland
3.120% due 08/25/2005		49,100	48,866
3.360% due 10/18/2005		150,000	148,431
Barclays U.S. Funding Corp.
3.390% due 09/26/2005		95,000	94,213
BNP Paribas Finance, Inc.
3.365% due 10/17/2005		30,000	29,689
Carolina Power & Light Co.
3.670% due 10/11/2005		5,700	5,644
CDC IXIS Commercial Paper, Inc.
2.955% due 07/11/2005		27,000	26,978
Danske Corp.
3.370% due 09/13/2005		11,246	11,167
Dexia Delaware LLC
3.110% due 08/02/2005		15,000	14,959
3.110% due 08/04/2005		51,400	51,249
3.235% due 08/15/2005		100,000	99,596
3.180% due 08/18/2005		77,300	76,972
Fannie Mae
2.967% due 07/01/2005		373,800	373,800
2.973% due 07/01/2005		74,415	74,415
2.988% due 07/20/2005		1,000	998
3.010% due 08/01/2005		116,000	115,699
3.030% due 08/03/2005		5,600	5,585
2.990% due 08/08/2005		175,300	174,747
3.250% due 09/14/2005		11,800	11,716
3.314% due 09/21/2005		10,900	10,815
3.315% due 09/21/2005		4,100	4,068
3.179% due 09/28/2005		21,800	21,615
3.257% due 09/28/2005		29,041	28,795
Federal Home Loan Bank
2.963% due 07/01/2005		373,800	373,800
2.947% due 07/13/2005		300,000	299,691
3.210% due 07/27/2005		24,600	24,543
3.380% due 10/11/2005		25,100	24,855
Ford Motor Credit Co.
3.400% due 08/26/2005		7,800	7,759
Freddie Mac
2.956% due 07/05/2005		900,000	899,691
2.939% due 08/01/2005		7,600	7,580
2.940% due 08/01/2005		223,700	223,130
2.941% due 08/01/2005		3,800	3,790
3.150% due 08/30/2005		50,000	49,718
3.175% due 09/06/2005		15,600	15,501
3.155% due 09/07/2005		9,000	8,942
3.296% due 09/20/2005		10,800	10,717
3.300% due 09/20/2005		1,617	1,605
General Electric Capital Corp.
3.370% due 09/22/2005		1,900	1,885
HBOS Treasury Services PLC
3.040% due 07/18/2005		95,300	95,163
3.050% due 07/22/2005		97,500	97,327
3.125% due 08/03/2005		8,600	8,575
3.190% due 08/24/2005		32,000	31,847
ING U.S. Funding LLC
3.110% due 08/03/2005		35,900	35,798
KFW International Finance, Inc.
3.100% due 07/25/2005		1,000	998
National Australia Funding, Inc.
3.235% due 07/18/2005		140,800	140,585
Oesterreichische Kontrollbank AG
2.950% due 07/18/2005		77,500	77,392
Procter & Gamble Co.
3.145% due 08/17/2005		50,000	49,795
Rabobank USA Financial Corp.
3.030% due 07/20/2005		102,100	101,937
3.410% due 09/30/2005		61,000	60,471
Royal Bank of Canada PLC
3.030% due 07/15/2005		100,000	99,882
3.190% due 08/22/2005		50,000	49,770
Spintab AB
3.110% due 08/23/2005		100,000	99,542
Statens Bostadsfin Bank
3.180% due 08/16/2005		75,000	74,695
Toyota Motor Credit Corp.
3.260% due 07/29/2005		70,000	69,823
UBS Finance Delaware LLC
3.030% due 07/01/2005		48,700	48,700
3.060% due 07/08/2005		218,800	218,670
3.070% due 07/08/2005		146,400	146,313
Westpac Capital Corp.
3.390% due 09/26/2005		12,600	12,496
Westpac Trust Securities NZ Ltd.
3.390% due 09/26/2005		500	496
Westpac Trust Securities NZ Ltd. London
2.955% due 07/11/2005		159,800	159,669
2.985% due 07/15/2005		158,600	158,416

			5,731,256

French Treasury Bills 4.7%
2.004% due 07/13/2005-09/22/2005 (f)	EC	521,820	629,876

Repurchase Agreements 9.2%
Credit Suisse First Boston
2.700% due 07/01/2005		$343,000	343,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500%-4.000% due 08/15/2009-03/15/2010 valued at $350,766. Repurchase proceeds are $343,026.)
State Street Bank
2.650% due 07/01/2005		6,508	6,508
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $6,641. Repurchase proceeds are $6,508.)
UBS Warburg LLC
2.650% due 07/01/2005		900,000	900,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2018-08/15/2027 valued at $919,813. Repurchase proceeds are $900,066.)

			1,249,508

U.S. Treasury Bills 0.4%
2.939% due 09/01/2005-09/15/2005(f)(g)(h)		58,225	57,834

Total Short-Term Instruments (Cost $8,622,819)			8,604,923

Total Investments (b) (Cost $14,111,847)		104.1%	$14,081,053
Other Assets and Liabilities (Net)		(4.1%)	(553,456)

Net Assets		100.0%	$13,527,597

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of June 30, 2005, portfolio securities with an aggregate market value of $610,318 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Interest only security.

(e) Principal amount of security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Securities with an aggregate market value of $4,971 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(h) Securities with an aggregate market value of $51,172 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	32,621	$7,370
Eurodollar June Long Futures	06/2006	4,676	(107)
Eurodollar September Long Futures	09/2005	8,784	(16,344)
Eurodollar September Long Futures	09/2006	1,597	699
Eurodollar December Long Futures	12/2005	11,600	(13,069)
U.S. Treasury 30-Year Bond Long Futures	09/2005	270	186

			$(21,265)

(i) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	83,600	$(6,666)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	135,100	19,084

							$12,418

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	14,400	$1
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006		$200	4
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006		9,300	147
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		20,000	818
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		8,900	415
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		8,000	381
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007		1,500	50
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		8,600	152
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		2,000	40
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		6,000	147
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007		25,000	68
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		9,500	33
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	233
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		12,000	218
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007		3,200	30
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007		12,000	180
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006		25,000	(24)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		10,000	182
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006		8,700	180
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007		50,000	121
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		40,300	147
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005		15,300	74
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005		14,300	66
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005		4,500	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006		3,200	47
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007		25,000	63
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	73
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008		2,000	106
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	07/05/2005		14,400	6
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005		21,200	101
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007		5,000	115
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008		5,000	313
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006		6,000	112
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		10,900	253
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006		10,000	242
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006		3,000	62
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		1,500	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	233
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007		5,000	116

							$5,542

(j) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$131,000	$132,474	$132,515

(k) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	07/2005	$499	$0	$499
Sell		8,842	07/2005	0	(231)	(231)
Buy		9,258	08/2005	256	0	256
Sell		9,258	08/2005	0	(254)	(254)
Buy		90,772	09/2005	5,485	0	5,485
Sell		90,771	09/2005	0	(2,880)	(2,880)
Buy	CP	2,626,786	08/2005	11	0	11
Buy		2,060,468	09/2005	77	0	77
Buy	EC	49,564	07/2005	246	(11)	235
Sell		545,278	07/2005	19,052	0	19,052
Buy		239,185	08/2005	986	0	986
Sell		315,386	08/2005	467	(634)	(167)
Buy	JY	11,893,468	07/2005	0	(4,454)	(4,454)
Buy	KW	6,615,321	07/2005	0	(226)	(226)
Buy		3,621,900	08/2005	0	(100)	(100)
Buy		4,012,000	09/2005	0	(78)	(78)
Buy	MP	33,463	08/2005	79	0	79
Buy		38,152	09/2005	11	0	11
Buy	PN	10,696	08/2005	3	0	3
Buy		11,883	09/2005	0	0	0
Buy	PZ	11,309	08/2005	0	0	0
Buy		11,547	09/2005	0	(13)	(13)
Buy	RP	233,359	09/2005	10	0	10
Buy	RR	87,616	07/2005	0	(103)	(103)
Buy		88,672	08/2005	0	(75)	(75)
Buy		103,948	09/2005	0	(16)	(16)
Buy	S$	5,168	07/2005	0	(78)	(78)
Buy		5,288	08/2005	0	(47)	(47)
Buy		5,806	09/2005	0	(25)	(25)
Buy	SV	101,262	08/2005	0	(32)	(32)
Buy		113,913	09/2005	0	(12)	(12)
Buy	T$	103,010	08/2005	0	(55)	(55)
Buy		113,242	09/2005	0	(40)	(40)

				$27,182	$(9,364)	$17,818

See accompanying notes

Schedule of Investments

Low Duration Fund II

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.9%
Banking & Finance 4.0%
American General Finance Corp.
3.492% due 03/23/2007 (a)	$300	$300
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)	5,700	5,698
General Motors Acceptance Corp.
4.070% due 04/13/2006 (a)	6,400	6,375
6.125% due 09/15/2006	600	600
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)	3,700	3,723
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	1,900	1,890
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	1,003
Toyota Motor Credit Corp.
3.200% due 09/18/2006 (a)	5,600	5,601

		25,190

Industrials 0.9%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,903
DaimlerChrysler NA Holding Corp.
3.890% due 05/24/2006 (a)	500	501
4.270% due 09/26/2005 (a)	200	200

		5,604

Total Corporate Bonds & Notes (Cost $30,822)		30,794

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
3.111% due 11/28/2035 (a)	754	754
3.319% due 09/22/2006 (a)	2,300	2,299
3.547% due 07/01/2042 (a)	2,053	2,074
3.597% due 09/01/2041 (a)	2,009	2,050
3.747% due 08/01/2030 - 10/01/2030 (a)(c)	1,316	1,351
3.764% due 09/25/2030 (a)	422	424
4.413% due 09/01/2028 (a)	393	396
4.500% due 02/01/2020 - 07/19/2020 (c)	1,965	1,957
4.625% due 01/01/2024 (a)	203	209
5.000% due 11/01/2017 - 08/16/2020 (c)	84,187	85,110
5.500% due 01/01/2009 - 03/01/2035 (c)	40,635	41,274
6.000% due 03/01/2016 - 11/01/2033 (c)	5,712	5,910
6.500% due 09/01/2012 - 12/25/2042 (c)	532	554
8.000% due 11/25/2023	403	433
9.250% due 10/25/2018	11	12
10.500% due 05/01/2012	162	181
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	500	465
Federal Housing Administration
7.430% due 07/01/2024	1,485	1,503
Freddie Mac
3.715% due 07/01/2023 (a)	105	108
5.000% due 11/01/2018	1,602	1,622
6.000% due 02/01/2016 - 09/01/2016 (c)	638	660
6.500% due 07/25/2043	3,408	3,563
8.500% due 06/01/2009 - 06/01/2025 (c)	41	44
Government National Mortgage Association
3.375% due 04/20/2022 - 05/20/2027 (a)(c)	1,909	1,937
3.500% due 07/15/2030 (a)	964	972
3.750% due 07/20/2023 - 07/20/2025 (a)(c)	1,045	1,062
3.760% due 09/20/2030 (a)	131	132
4.125% due 10/20/2025 (a)	888	905
7.000% due 11/15/2022	205	218
7.500% due 02/15/2022 - 03/15/2024 (c)	428	462
7.750% due 01/17/2030	71	73
8.000% due 03/15/2023 - 09/15/2024 (c)	125	136
9.000% due 07/20/2016 - 10/15/2030 (c)	254	280

Total U.S. Government Agencies (Cost $158,326)		159,130

U.S. TREASURY OBLIGATIONS 0.9%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	1,746	1,704
1.625% due 01/15/2015	2,038	2,031
2.000% due 01/15/2014	2,001	2,061
U.S. Treasury Note
4.875% due 02/15/2012	100	106

Total U.S. Treasury Obligations (Cost $5,906)		5,902

MORTGAGE-BACKED SECURITIES 7.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	4,752	4,728
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)	16,900	16,706
Bear Stearns Adjustable Rate Mortgage Trust
4.854% due 01/25/2034 (a)	1,235	1,236
5.259% due 10/25/2032 (a)	60	60
5.345% due 02/25/2033 (a)	417	421
5.431% due 03/25/2033 (a)	1,669	1,697
5.632% due 02/25/2033 (a)	179	181
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)	2,713	2,765
Commercial Mortgage Pass-Through Certificates
3.440% due 09/15/2014 (a)	300	299
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	1,090	1,101
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	1,268	1,270
2.695% due 08/25/2033 (a)	1,393	1,401
5.672% due 10/25/2032 (a)	158	158
6.252% due 06/25/2032 (a)	58	58
DLJ Mortgage Acceptance Corp.
5.615% due 05/25/2024 (a)	43	43
GSR Mortgage Loan Trust
3.445% due 06/25/2034 (a)	4,597	4,533
Merrill Lynch Mortgage Investors, Inc.
4.505% due 02/25/2035 (a)	2,017	2,007
Nationslink Funding Corp.
3.540% due 11/10/2030 (a)	217	218
7.030% due 06/20/2031	65	68
Prime Mortgage Trust
3.714% due 02/25/2019 (a)	165	165
3.714% due 02/25/2034 (a)	736	737
Salomon Brothers Mortgage Securities VII, Inc.
4.364% due 11/25/2022 (a)	58	54
Sequoia Mortgage Trust
3.560% due 08/20/2032 (a)	1,060	1,060
Structured Asset Mortgage Investments, Inc.
3.590% due 09/19/2032 (a)	1,963	1,955
9.544% due 06/25/2029 (a)	859	900
Structured Asset Securities Corp.
3.484% due 12/25/2034 (a)	560	560
3.604% due 01/25/2033 (a)	47	48
6.150% due 07/25/2032 (a)	80	80
Washington Mutual Mortgage Securities Corp.
3.765% due 02/27/2034 (a)	1,559	1,558
3.904% due 06/25/2042 (a)	1,205	1,218
4.816% due 10/25/2032 (a)	1,983	1,998
5.689% due 07/25/2032 (a)	12	12

Total Mortgage-Backed Securities (Cost $49,371)		49,295

ASSET-BACKED SECURITIES 4.9%
AAA Trust
3.414% due 11/26/2035 (a)	2,792	2,797
ACE Securities Corp.
3.424% due 04/25/2034 (a)	235	235
Ameriquest Mortgage Securities, Inc.
3.584% due 08/25/2032 (a)	15	15
Amortizing Residential Collateral Trust
3.604% due 07/25/2032 (a)	43	43
Asset-Backed Securities Corp. Home Equity Loan Trust
4.320% due 03/15/2032 (a)	1,200	1,233
Bear Stearns Asset-Backed Securities, Inc.
3.514% due 06/15/2043 (a)	2,731	2,734
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)	600	600
Centex Home Equity
3.326% due 06/25/2035 (a)	6,100	6,099
3.414% due 03/25/2034 (a)	232	232
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (a)	267	267
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)	900	901
Countrywide Asset-Backed Certificates
3.380% due 06/25/2035 (a)	1,200	1,201
3.380% due 10/25/2035 (a)	4,300	4,304
3.554% due 12/25/2031 (a)	581	582
Credit-Based Asset Servicing & Securitization LLC
3.444% due 09/25/2021 (a)	241	241
3.634% due 06/25/2032 (a)	127	127
Finance America Mortgage Loan Trust
3.484% due 06/25/2034 (a)	929	930
First NLC Trust
3.436% due 09/25/2035 (a)	1,200	1,201
Fremont Home Loan Trust
3.464% due 07/25/2034 (a)	542	542
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)	157	157
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)	8	8
Park Place Securities, Inc.
3.464% due 10/25/2034 (a)	664	663
Renaissance Home Equity Loan Trust
3.514% due 07/25/2034 (a)	2,249	2,250
Residential Asset Mortgage Products, Inc.
3.454% due 04/25/2026 (a)	3,431	3,434
Terwin Mortgage Trust
3.220% due 09/25/2034 (a)	41	41

Total Asset-Backed Securities (Cost $30,795)		30,837

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006	134	1
Eurodollar September Futures (CME)
Strike @ 95.125 Exp. 09/19/2005	370	0

Total Purchased Put Options (Cost $5)		1

	Shares
PREFERRED SECURITY 0.9%
DG Funding Trust
3.360% due 12/29/2049 (a)	510	5,486

Total Preferred Security (Cost $5,100)		5,486

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	12,200	680

Total Preferred Stock (Cost $617)		680

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 63.4%
Certificates of Deposit 4.6%
Citibank New York N.A.
3.195% due 08/16/2005	$15,100	15,100
Unicredito Italiano SpA
3.090% due 07/21/2005	13,900	13,900

		29,000

Commercial Paper 41.1%
Fannie Mae
2.785% due 07/13/2005	100	100
2.955% due 07/06/2005	100	100
2.967% due 07/01/2005	97,300	97,300
2.988% due 07/20/2005	15,600	15,575
3.005% due 07/27/2005	10,500	10,477
3.023% due 08/03/2005	200	199
3.067% due 08/10/2005	3,600	3,588
3.120% due 08/24/2005	5,500	5,474
3.121% due 08/24/2005	16,500	16,422
3.143% due 08/31/2005	100	99
3.172% due 08/31/2005	3,800	3,778
3.191% due 09/07/2005	1,900	1,888
3.205% due 09/07/2005	300	298
Federal Home Loan Bank
3.210% due 07/27/2005	31,000	30,928
3.225% due 09/09/2005	300	298
Freddie Mac
2.890% due 07/12/2005	2,700	2,698
2.963% due 08/01/2005	100	100
2.996% due 08/09/2005	15,600	15,549
3.000% due 08/08/2005	100	100
3.020% due 08/02/2005	1,200	1,197
3.120% due 08/23/2005	16,500	16,424
3.238% due 11/01/2005	12,000	11,858
3.250% due 09/13/2005	2,700	2,681
3.254% due 11/01/2005	3,200	3,162
3.310% due 11/02/2005	100	99
General Electric Capital Corp.
3.090% due 07/25/2005	15,600	15,568
3.150% due 08/01/2005	2,500	2,493
3.270% due 09/07/2005	100	99

		258,552

Repurchase Agreements 17.3%
Credit Suisse First Boston
2.700% due 07/01/2005	103,000	103,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.750%-6.500% due 05/15/2008-02/15/2010 valued at $105,275. Repurchase proceeds are $103,008.)
State Street Bank
2.650% due 07/01/2005	5,765	5,765
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $5,883. Repurchase proceeds are $5,765.)

		108,765

U.S. Treasury Bills 0.4%
2.936% due 09/01/2005-09/15/2005 (c)(e)	2,125	2,111

Total Short-Term Instruments (Cost $398,442)		398,428

Total Investments (d) (Cost $679,384)	108.2%	$680,553
Other Assets and Liabilities (Net)	(8.2%)	(51,741)

Net Assets	100.0%	$628,812

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $29,428 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $2,111 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,587	$211
Eurodollar June Long Futures	06/2006	211	(5)
Eurodollar September Long Futures	09/2005	398	(442)
Eurodollar September Long Futures	09/2006	56	25
Eurodollar December Long Futures	12/2005	36	1

			$(210)

(f) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$90

(g) Short sales open at June 30, 2005 were as follows:

Type	Coupon	(%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000		07/19/2020	$19,000	$19,214	$19,220

See accompanying notes

Schedule of Investments

Low Duration Fund III

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 5.7%
Banking & Finance 4.6%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$100	$100
Bank of America Corp.
3.584% due 08/26/2005 (a)		600	600
Citigroup Global Markets Holdings, Inc.
3.410% due 03/07/2008 (a)		500	500
Ford Motor Credit Co.
6.875% due 02/01/2006		100	101
7.600% due 08/01/2005		400	401
General Motors Acceptance Corp.
4.070% due 04/13/2006 (a)		1,000	996
4.395% due 10/20/2005 (a)		500	501
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)		600	604
HSBC Finance Corp.
3.360% due 02/28/2007 (a)		800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		200	201

			4,804

Industrials 0.1%
DaimlerChrysler NA Holding Corp.
3.890% due 05/24/2006 (a)		100	100

Utilities 1.0%
Entergy Mississippi, Inc.
4.350% due 04/01/2008		200	199
France Telecom S.A.
7.200% due 03/01/2006 (a)		300	307
Progress Energy, Inc.
6.050% due 04/15/2007		500	514

			1,020

Total Corporate Bonds & Notes (Cost $5,919)			5,924

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
3.111% due 04/26/2035 (a)		87	87
3.319% due 09/22/2006 (a)		400	400
3.547% due 07/01/2042 (a)		377	381
3.597% due 09/01/2041 (a)		365	373
3.747% due 09/01/2040 (a)		158	162
3.979% due 08/01/2029 (a)		444	448
4.500% due 02/01/2020 - 07/19/2020 (c)		983	979
5.000% due 11/01/2019		983	995
5.500% due 01/01/2009 - 07/14/2035 (c)		8,228	8,345
5.822% due 02/01/2031 (a)		131	131
6.000% due 03/01/2017 - 11/01/2017 (c)		826	855
6.500% due 01/01/2033		42	44
Freddie Mac
3.670% due 11/15/2030 (a)		32	32
5.000% due 11/01/2018		161	163
6.000% due 03/01/2016 - 02/15/2030 (c)		364	370
6.500% due 07/25/2043		418	438
Government National Mortgage Association
3.375% due 06/20/2027 - 05/20/2030 (a)(c)		314	319
4.000% due 02/20/2032 (a)		200	202
8.500% due 10/20/2026		32	35

Total U.S. Government Agencies (Cost $14,682)			14,759

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Security (b)(e)
3.375% due 01/15/2007		123	127

Total U.S. Treasury Obligations (Cost $126)			127

MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		857	853
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		3,200	3,163
Bear Stearns Adjustable Rate Mortgage Trust
4.854% due 01/25/2034 (a)		190	190
5.345% due 02/25/2033 (a)		40	41
5.431% due 03/25/2033 (a)		204	208
5.632% due 02/25/2033 (a)		18	18
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		485	494
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		123	125
CS First Boston Mortgage Securities Corp.
6.252% due 06/25/2032 (a)		7	7
GSR Mortgage Loan Trust
3.445% due 06/01/2034 (a)		653	644
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		142	141
Prime Mortgage Trust
3.714% due 02/25/2034 (a)		123	123
SACO I, Inc.
3.504% due 07/25/2019 (a)		405	405
Structured Asset Securities Corp.
3.484% due 12/25/2034 (a)		112	112
6.250% due 01/25/2032 (a)		36	37
Washington Mutual Mortgage Securities Corp.
3.904% due 06/25/2042 (a)		577	583
5.380% due 02/25/2033 (a)		155	156
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)		596	594

Total Mortgage-Backed Securities (Cost $7,907)			7,894

ASSET-BACKED SECURITIES 9.2%
AAA Trust
3.414% due 04/25/2035 (a)		698	699
Argent Securities, Inc.
3.494% due 11/25/2034 (a)		90	90
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		100	100
Centex Home Equity
3.326% due 06/25/2035 (a)		1,100	1,100
3.414% due 03/25/2034 (a)		39	39
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		200	200
Countrywide Asset-Backed Certificates
3.380% due 06/25/2035 (a)		200	200
3.380% due 10/25/2035 (a)		800	801
3.464% due 12/25/2034 (a)		226	226
3.504% due 12/25/2034 (a)		172	172
3.554% due 12/25/2031 (a)		97	97
Credit-Based Asset Servicing & Securitization LLC
3.444% due 08/25/2034 (a)		39	39
Equity One ABS, Inc.
3.424% due 07/25/2034 (a)		116	116
Finance America Mortgage Loan Trust
3.484% due 06/25/2034 (a)		162	162
First NLC Trust
3.436% due 09/25/2035 (a)		200	200
Fremont Home Loan Trust
3.464% due 07/25/2034 (a)		96	96
GSAMP Trust
3.494% due 10/01/2034 (a)		416	416
3.604% due 03/25/2034 (a)		312	312
Home Equity Mortgage Trust
3.464% due 12/25/2034 (a)		140	140
Household Mortgage Loan Trust
3.610% due 02/20/2033 (a)		198	198
Indymac Home Equity Loan Asset-Backed Trust
3.504% due 11/25/2034		487	488
Nelnet Student Loan Trust
3.151% due 04/25/2011 (a)		80	80
Park Place Securities, Inc.
3.464% due 10/25/2034 (a)		106	106
Renaissance Home Equity Loan Trust
3.514% due 07/25/2034 (a)		323	323
Residential Asset Mortgage Products, Inc.
3.454% due 04/25/2026 (a)		590	590
Sears Credit Account Master Trust
3.350% due 08/18/2009 (a)		1,100	1,101
3.600% due 11/17/2009 (a)		1,000	1,002
Terwin Mortgage Trust
3.220% due 09/25/2034 (a)		8	8
Truman Capital Mortgage Loan Trust
3.654% due 01/25/2034 (a)		399	399
Wells Fargo Home Equity Trust
3.474% due 09/25/2034 (a)		39	39

Total Asset-Backed Securities (Cost $9,531)			9,539

SOVEREIGN ISSUES 1.7%
Republic of Brazil
4.250% due 04/15/2006 (a)		99	99
4.313% due 04/15/2009 (a)		188	187
8.000% due 04/15/2014		422	435
9.230% due 06/29/2009 (a)		300	348
Russian Federation
8.750% due 07/24/2005		700	703

Total Sovereign Issues (Cost $1,752)			1,772

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		31	0
Eurodollar September Futures (CME)
Strike @ 95.375 Exp. 09/19/2005		36	0

Total Purchased Put Options (Cost $1)			0

	Shares
PREFERRED SECURITY 0.5%
DG Funding Trust
3.360% due 12/29/2049 (a)		44	473

Total Preferred Security (Cost $464)			473

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		2,100	117

Total Preferred Stock (Cost $106)			117

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 69.1%
Commercial Paper 59.3%
Anz National International Ltd.
3.040% due 07/08/2005		$2,300	2,299
Bank of Ireland
3.180% due 08/22/2005		3,000	2,986
Barclays U.S. Funding Corp.
3.290% due 09/06/2005		1,800	1,789
CBA (de) Finance
3.160% due 08/08/2005		1,700	1,694
Danske Corp.
3.020% due 07/15/2005		100	100
3.225% due 08/31/2005		700	696
3.250% due 09/07/2005		300	298
3.250% due 09/20/2005		600	595
Den Norske Bank ASA
2.980% due 07/14/2005		900	899
3.240% due 09/23/2005		300	298
Dexia Delaware LLC
3.220% due 09/19/2005		2,500	2,481
Fannie Mae
2.785% due 07/13/2005		500	500
2.944% due 07/06/2005		200	200
2.955% due 07/06/2005		2,700	2,699
2.967% due 07/01/2005		800	800
3.005% due 07/27/2005		2,800	2,794
3.010% due 08/03/2005		1,300	1,296
3.030% due 08/03/2005		2,000	1,994
3.172% due 08/31/2005		100	99
3.205% due 09/07/2005		400	397
Federal Home Loan Bank
2.963% due 07/01/2005		2,900	2,900
3.030% due 08/08/2005		300	299
ForeningsSparbanken AB
3.180% due 08/18/2005		800	797
3.255% due 09/22/2005		400	397
Freddie Mac
2.875% due 07/12/2005		600	599
2.918% due 07/12/2005		600	599
2.943% due 08/01/2005		300	299
3.002% due 08/09/2005		1,100	1,096
3.238% due 11/01/2005		1,100	1,087
3.360% due 11/29/2005		1,100	1,084
General Electric Capital Corp.
3.260% due 09/22/2005		3,000	2,976
HBOS Treasury Services PLC
3.100% due 07/28/2005		2,200	2,195
3.195% due 08/24/2005		300	299
3.255% due 09/07/2005		700	696
3.270% due 09/08/2005		200	199
ING U.S. Funding LLC
3.090% due 07/26/2005		100	100
3.260% due 09/01/2005		2,700	2,684
KFW International Finance, Inc.
2.800% due 07/05/2005		2,800	2,799
Rabobank USA Financial Corp.
3.360% due 07/01/2005		2,900	2,900
Royal Bank of Scotland PLC
3.230% due 09/01/2005		500	497
Skandinaviska Enskilda Banken AB (SEB)
3.100% due 07/18/2005		600	599
3.170% due 08/18/2005		2,000	1,992
3.180% due 08/19/2005		400	398
Spintab AB
3.080% due 08/11/2005		200	199
Svenska Handelsbanken, Inc.
3.155% due 08/03/2005		2,600	2,592
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		2,900	2,900
UBS Finance Delaware LLC
3.180% due 09/06/2005		2,500	2,484
3.230% due 09/19/2005		800	794

			61,374

Repurchase Agreements 4.6%
Credit Suisse First Boston
2.700% due 07/01/2005		2,700	2,700
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $2,763. Repurchase proceeds are $2,700.)
State Street Bank
2.650% due 07/01/2005		2,052	2,052
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $2,093. Repurchase proceeds are $2,052.)

			4,752

French Treasury Bills 4.6%
2.015% due 07/13/2005-08/04/2005 (c)	EC	3,900	4,714

U.S. Treasury Bills 0.6%
2.947% due 09/01/2005-09/15/2005 (c)(d)(e)		$660	656

Total Short-Term Instruments (Cost $71,821)			71,496

Total Investments (i) (Cost $112,309)		108.4%	$112,101

Other Assets and Liabilities (Net)		(8.4%)	(8,661)

Net Assets		100.0%	$103,440

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $248 have been pledged as collateral for swap contracts at June 30, 2005.

(e) Securities with an aggregate market value of $534 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	187	$39
Eurodollar June Long Futures	06/2006	38	(1)
Eurodollar September Long Futures	09/2005	71	(135)
Eurodollar September Long Futures	09/2006	7	3
Eurodollar December Long Futures	12/2005	55	(64)
U.S. Treasury 30-Year Bond Long Futures	09/2005	30	17

			$(141)

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	700	$(56)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	1,100	154

							$98

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$700	$15
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	200	9
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	100	0
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	30	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	200	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0

						$26

(h) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	62	08/2005	$2	$0	$2
Sell		62	08/2005	0	(2)	(2)
Buy		635	09/2005	35	0	35
Sell		636	09/2005	0	(19)	(19)
Buy	CP	12,413	08/2005	0	0	0
Buy		30,301	09/2005	1	0	1
Sell	EC	5,257	07/2005	333	0	333
Buy		900	08/2005	0	(3)	(3)
Buy	JY	75,112	07/2005	0	(28)	(28)
Buy	KW	24,200	08/2005	0	(1)	(1)
Buy		59,000	09/2005	0	(1)	(1)
Buy	MP	562	09/2005	0	0	0
Buy	PN	71	08/2005	0	0	0
Buy		70	09/2005	0	0	0
Buy	PZ	85	08/2005	0	0	0
Buy		89	09/2005	0	0	0
Buy	RP	1,453	09/2005	0	0	0
Buy	RR	591	08/2005	0	(1)	(1)
Buy		1,529	09/2005	0	0	0
Buy	S$	35	08/2005	0	0	0
Buy		86	09/2005	0	0	0
Buy	SV	672	08/2005	0	0	0
Buy		670	09/2005	0	0	0
Buy	T$	690	08/2005	0	0	0
Buy		1,666	09/2005	0	(1)	(1)

				$371	$(56)	$315

(i) As of June 30, 2005, portfolio securities with an aggregate market value of $4,471 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

Moderate Duration Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		$4,700	$4,675

Total Bank Loan Obligations (Cost $4,700)			4,675

CORPORATE BONDS & NOTES 4.8%
Banking & Finance 3.1%
American General Finance Corp.
3.492% due 03/23/2007 (a)		1,200	1,200
Bank of America Corp.
5.875% due 02/15/2009		750	793
Citigroup, Inc.
6.750% due 12/01/2005		175	177
6.200% due 03/15/2009		110	117
Ford Motor Credit Co.
7.600% due 08/01/2005		18,414	18,456
6.875% due 02/01/2006		4,900	4,950
6.500% due 01/25/2007		5,700	5,743
4.389% due 03/21/2007 (a)		11,800	11,557
General Electric Capital Corp.
6.500% due 12/10/2007		100	105
General Motors Acceptance Corp.
7.500% due 07/15/2005		100	100
4.395% due 10/20/2005 (a)		4,100	4,104
7.000% due 02/01/2012		60	55
Goldman Sachs Group, Inc.
2.900% due 08/01/2006 (a)		10,000	10,001
Household Finance Corp.
6.500% due 01/24/2006		160	162
John Deere Capital Corp.
3.125% due 12/15/2005		160	160
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		700	720
5.570% due 07/03/2008 (a)		600	617
6.620% due 07/03/2008 (a)		300	257
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,461	1,406
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		400	401

			61,081

Industrials 1.3%
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)		8,300	8,312
3.890% due 05/24/2006 (a)		4,800	4,814
Pemex Project Funding Master Trust
9.500% due 09/15/2027		600	786
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	8,182
United Airlines, Inc.
7.186% due 04/01/2011 (c)		4,887	4,679

			26,773

Utilities 0.4%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		3,000	3,003
Hydro-Quebec
3.359% due 09/29/2049 (a)		5,000	4,766
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		8	8

			7,777

Total Corporate Bonds & Notes (Cost $95,220)			95,631

MUNICIPAL BONDS & NOTES 0.2%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013		3,100	3,115
5.250% due 06/01/2019		1,500	1,530

Total Municipal Bonds & Notes (Cost $4,577)			4,645

U.S. GOVERNMENT AGENCIES 78.2%
Fannie Mae
2.925% due 09/22/2006 (a)		8,100	8,098
3.000% due 08/25/2009		21	21
3.111% due 04/26/2035 (a)		2,268	2,269
3.714% due 11/25/2032 (a)		20	20
4.500% due 03/01/2019 - 07/19/2020 (e)		13,971	13,910
4.749% due 01/01/2027 (a)		172	175
5.000% due 12/01/2013 - 08/11/2035 (e)		653,092	660,530
5.500% due 06/01/2007 - 07/14/2035 (e)		753,809	765,246
5.630% due 11/01/2005		226	226
5.950% due 01/01/2009		206	216
6.000% due 09/25/2016 - 04/01/2032 (e)		11,484	11,879
6.130% due 10/01/2008		155	162
6.325% due 04/01/2008		286	299
6.500% due 01/01/2013 - 06/25/2044 (e)		14,318	15,229
7.000% due 05/01/2012 - 05/01/2032 (e)		467	492
7.500% due 03/01/2015 - 07/25/2041 (e)		640	683
8.000% due 12/01/2006 - 08/01/2031 (e)		338	364
12.000% due 05/01/2016		6	6
Federal Home Loan Bank
4.200% due 02/05/2007 (a)		1,600	1,488
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023 (e)		824	834
Freddie Mac
4.000% due 05/01/2019		170	167
4.500% due 05/01/2018 - 05/01/2034 (e)		1,301	1,294
5.000% due 04/15/2016 - 08/11/2035 (e)		25,489	25,678
5.250% due 01/15/2006		4,000	4,031
5.500% due 06/01/2017 - 10/01/2034 (e)		3,298	3,364
6.000% due 09/01/2013 - 09/01/2034 (e)		3,770	3,877
6.250% due 08/25/2022		35	35
6.500% due 07/25/2043		11	11
7.000% due 04/01/2032		75	79
7.500% due 05/01/2015		4	4
8.000% due 01/01/2012		23	24
8.500% due 04/15/2025		616	628
Government National Mortgage Association
3.686% due 10/16/2030 (a)		117	118
3.836% due 02/16/2030 (a)		1,299	1,312
3.886% due 02/16/2030 (a)		948	959
4.125% due 11/20/2017 - 11/20/2025 (a)(e)		115	117
4.375% due 03/20/2020 - 03/20/2028 (a)(e)		763	777
5.000% due 09/15/2017 - 12/15/2017 (e)		219	224
5.500% due 11/20/2032		11,523	11,990
5.500% due 01/15/2017 - 09/20/2034 (e)		872	894
6.000% due 07/20/2015 - 08/20/2034 (e)		278	286
6.500% due 01/20/2034 - 08/20/2034 (e)		265	277
7.000% due 07/15/2031 - 12/15/2032 (e)		251	264
7.500% due 03/15/2008 - 01/15/2031 (e)		1,091	1,120
8.000% due 04/15/2017 - 11/15/2022 (e)		2,349	2,532
8.500% due 02/15/2008		25	26
9.000% due 06/15/2009 - 10/15/2017 (e)		185	195
9.500% due 08/15/2021 - 12/15/2021 (e)		33	37
Housing Urban Development
5.070% due 08/01/2015		2,000	2,087
5.290% due 08/01/2017		5,000	5,255
Small Business Administration
4.340% due 03/01/2024		86	86
4.504% due 02/10/2014		95	95
5.130% due 09/01/2023		23	24
6.090% due 07/01/2011		170	176
6.640% due 02/01/2011		8,671	9,193
7.449% due 08/01/2010		4,821	5,191

Total U.S. Government Agencies (Cost $1,551,777)			1,564,574

U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (f)		2,210	2,281
0.875% due 04/15/2010		411	401
1.625% due 01/15/2015		2,690	2,681
U.S. Treasury Bonds
7.875% due 02/15/2021		6,500	9,169
6.250% due 08/15/2023		3,900	4,861
6.000% due 02/15/2026		3,200	3,944
5.500% due 08/15/2028		2,460	2,898
U.S. Treasury Note
4.875% due 02/15/2012		12,800	13,598

Total U.S. Treasury Obligations (Cost $39,414)			39,833

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		5,000	4,943
Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)		119	119
5.348% due 02/25/2033 (a)		767	774
5.639% due 02/25/2033 (a)		448	453
Bear Stearns Alt-A Trust
5.447% due 05/25/2035 (a)		9,303	9,480
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
3.604% due 04/25/2035 (a)		2,026	2,026
Countrywide Home Loans, Inc.
2.800% due 04/25/2034 (a)		5	5
Credit-Based Asset Servicing & Securitization LLC
3.814% due 01/25/2033 (a)		1	1
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)		599	599
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)		384	383
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		2,622	2,615
Prime Mortgage Trust
3.250% due 02/25/2019 (a)		371	371
3.714% due 02/25/2034 (a)		1,512	1,516
SACO I, Inc.
3.504% due 07/25/2019 (a)		6,820	6,820
Structured Asset Securities Corp.
6.127% due 02/25/2032 (a)		90	90
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)		7	7
5.131% due 10/25/2032 (a)		694	699
3.765% due 02/27/2034 (a)		13	13

Total Mortgage-Backed Securities (Cost $30,884)			30,919

ASSET-BACKED SECURITIES 2.7%
AAA Trust
3.120% due 11/26/2035 (a)		9,161	9,177
ACE Securities Corp.
3.424% due 04/25/2034 (a)		664	665
Brazos Student Finance Corp.
3.960% due 06/01/2023 (a)		2,854	2,882
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		2,000	1,999
Centex Home Equity
3.594% due 01/25/2034 (a)		10	10
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		969	968
Countrywide Asset-Backed Certificates
3.404% due 08/25/2035 (a)		2,364	2,366
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.444% due 10/25/2034 (a)		2,421	2,421
Freemont Home Loan Owner Trust
4.104% due 12/25/2029 (a)		667	667
Fremont Home Loan Trust
3.464% due 07/25/2034 (a)		1,499	1,499
3.424% due 01/25/2035 (a)		1,033	1,034
Home Equity Mortgage Trust
3.464% due 12/25/2034 (a)		2,326	2,327
Household Mortgage Loan Trust
3.610% due 02/20/2033 (a)		3,466	3,475
Option One Mortgage Loan Trust
3.894% due 06/25/2030 (a)		223	223
Park Place Securities, Inc.
3.514% due 10/25/2034 (a)		1,896	1,897
Sears Credit Account Master Trust
3.350% due 08/18/2009 (a)		17,900	17,913
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		5,062	5,064

Total Asset-Backed Securities (Cost $54,521)			54,587

SOVEREIGN ISSUES 2.0%
Republic of Brazil
4.250% due 04/15/2006 (a)		2,061	2,063
4.313% due 04/15/2009 (a)		5,235	5,149
8.000% due 04/15/2014		11,716	12,076
Republic of Panama
8.875% due 09/30/2027		700	838
Republic of Peru
9.125% due 01/15/2008		12,000	13,320
9.125% due 02/21/2012		5,000	5,875
United Mexican States
6.375% due 01/16/2013		40	43
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		22,000	152
0.000% due 06/30/2006 (a)		22,000	566
0.000% due 06/30/2007 (a)		22,000	528

Total Sovereign Issues (Cost $37,083)			40,610

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,000	8,492
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	800	742
Republic of France
5.750% due 10/25/2032	EC	1,700	2,792
4.000% due 04/25/2055		1,300	1,677
Republic of Germany
5.500% due 01/04/2031		4,600	7,271

Total Foreign Currency-Denominated Issues (Cost $18,550)			20,974

PURCHASED PUT OPTIONS 0.0%
		# of Contracts
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005		480	6
Strike @ 93.250 Exp. 09/19/2005		980	12

Total Purchased Put Options (Cost $15)			18

PREFERRED SECURITY 0.2%
		Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		410	4,410

Total Preferred Security (Cost $4,100)			4,410

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		41,200	2,296

Total Preferred Stock (Cost $2,083)			2,296

SHORT-TERM INSTRUMENTS (j) 17.7%
		Principal Amount (000s)
Commercial Paper 8.9%
Barclays U.S. Funding Corp.
3.020% due 07/21/2005		$44,285	44,211
3.215% due 08/26/2005		8,000	7,960
Carolina Power & Light Co.
3.670% due 10/11/2005		800	792
Rabobank USA Financial Corp.
3.360% due 07/01/2005		4,800	4,800
3.150% due 08/08/2005		55,600	55,415
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		54,000	54,000
Toyota Motor Credit Corp.
3.200% due 08/26/2005		4,900	4,876
UBS Finance Delaware LLC
3.115% due 07/25/2005		5,500	5,488
3.165% due 08/30/2005		600	597

			178,139

Repurchase Agreements 1.6%
Credit Suisse First Boston
2.700% due 07/01/2005		$23,000	23,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 2.625% due 03/15/2009 valued at $23,529. Repurchase proceeds are $23,002.)
State Street Bank
2.650% due 07/01/2005		8,364	8,364

(Dated 06/30/2005. Collateralized by Federal Farm Credit Bank 2.500% due 11/15/2005 valued at $75; and Freddie Mac 2.125%-2.300% due 11/15/2005-11/28/2005 valued at $8,461. Repurchase proceeds are $8,365)

			31,364

French Treasury Bills 6.9%
2.003% due 07/13/2005-09/08/2005 (e)	EC	115,550	139,388

U.S. Treasury Bills 0.3%
2.936% due 09/01/2005-09/15/2005 (e)(f)		5,410	5,374

Total Short-Term Instruments (Cost $355,453)			354,265

Total Investments (b) (Cost $2,198,377)		110.8%	$2,217,437
Written Options (h) (Premiums $51)		(0.0%)	(46)
Other Assets and Liabilities (Net)		(10.8%)	(215,609)

Net Assets		100.0%	$2,001,782

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of June 30, 2005, portfolio securities with an aggregate market value of $35,595 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $7,655 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	2,809	$813
Eurodollar June Long Futures	06/2006	482	(11)
Eurodollar September Long Futures	09/2005	906	(1,900)
Eurodollar September Long Futures	09/2006	160	70
Eurodollar December Long Futures	12/2005	507	(385)
U.S. Treasury 30-Year Bond Long Futures	09/2005	1,309	1,267

			$(146)

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	1,100	$(71)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	1,000	127
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		2,200	315

							$371

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$5,300	$118
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	7,000	76
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,500	256
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	400	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	06/20/2006	2,000	65
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	5,000	121
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	26
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	2,300	105
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	5,200	24
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	600	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	1,400	2

						$801

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	81	$14	$26
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	85	14	12
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	81	23	8

				$51	$46

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$24,000	$24,270	$24,278

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	470	07/2005	$27	$0	$27
Sell		470	07/2005	0	(12)	(12)
Buy		982	08/2005	27	0	27
Sell		982	08/2005	0	(27)	(27)
Buy		9,581	09/2005	607	0	607
Sell		9,581	09/2005	0	(303)	(303)
Buy	CP	131,479	08/2005	1	0	1
Buy		242,408	09/2005	9	0	9
Buy	EC	393	07/2005	2	0	2
Sell		42,337	07/2005	1,910	0	1,910
Sell		97,558	08/2005	16	(275)	(259)
Buy	JY	2,296,007	07/2005	0	(843)	(843)
Buy	KW	698,103	07/2005	0	(24)	(24)
Sell		777,100	08/2005	22	0	22
Buy		472,000	09/2005	0	(9)	(9)
Buy	MP	4,489	09/2005	1	0	1
Buy	PN	412	08/2005	0	0	0
Buy		1,398	09/2005	0	0	0
Buy	PZ	749	08/2005	0	0	0
Buy		768	09/2005	0	(1)	(1)
Buy	RP	26,552	09/2005	1	0	1
Buy	RR	9,246	07/2005	0	(11)	(11)
Buy		12,229	09/2005	0	(2)	(2)
Buy	S$	546	07/2005	0	(8)	(8)
Sell		86	08/2005	1	0	1
Buy		683	09/2005	0	(3)	(3)
Buy	SV	3,817	08/2005	0	(1)	(1)
Buy		13,402	09/2005	0	(1)	(1)
Buy	T$	4,020	08/2005	0	(2)	(2)
Buy		13,323	09/2005	0	(5)	(5)

				2,624	$(1,527)	$1,097

See accompanying notes

Schedule of Investments

Money Market Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.7%
Banking & Finance 3.7%
Bank of America, N.A.
3.050% due 08/08/2005 (a)	$13,200	$13,200

Total Corporate Bonds & Notes (Cost $13,200)		13,200

SHORT-TERM INSTRUMENTS 96.7%
Certificates of Deposit 2.8%
HSBC Bank USA
3.135% due 08/09/2005	10,000	10,000

Commercial Paper 85.4%
Anz National International Ltd.
3.040% due 07/19/2005	13,000	12,980
Bank of Ireland
3.190% due 08/23/2005	12,500	12,441
BNP Paribas Finance Inc.
3.365% due 10/17/2005	10,000	9,899
Danske Corp.
3.160% due 08/08/2005	9,000	8,970
Fannie Mae
3.010% due 08/01/2005	1,000	997
3.010% due 08/03/2005	10,000	9,972
3.066% due 08/10/2005	20,000	19,931
3.315% due 09/21/2005	27,800	27,590
3.257% due 09/28/2005	2,000	1,983
Federal Home Loan Bank
3.020% due 07/05/2005	15,800	15,795
3.150% due 10/12/2005	25,000	24,775
Freddie Mac
2.943% due 07/05/2005	300	300
2.904% due 07/12/2005	13,000	12,988
2.999% due 08/02/2005	12,000	11,967
3.183% due 09/06/2005	1,250	1,243
3.238% due 11/01/2005	8,000	7,910
General Electric Capital Corp.
3.040% due 07/11/2005	8,000	7,993
HBOS Treasury Services PLC
3.100% due 07/28/2005	13,000	12,970
ING U.S. Funding LLC
3.040% due 07/19/2005	13,000	12,980
Nordea North America, Inc.
3.360% due 09/16/2005	16,300	16,183
Procter & Gamble Co.
3.000% due 07/11/2005	10,000	9,992
3.050% due 07/20/2005	3,385	3,380
Rabobank USA Financial Corp.
3.410% due 09/30/2005	18,000	17,845
Shell Finance (UK) PLC
3.090% due 08/09/2005	10,000	9,967
Spintab AB
3.110% due 08/23/2005	3,900	3,882
3.180% due 09/01/2005	3,200	3,182
Toyota Motor Credit Corp.
3.020% due 07/11/2005	11,000	10,991
UBS Finance Delaware LLC
3.020% due 07/22/2005	10,000	9,982
3.210% due 09/12/2005	7,100	7,054

		306,142

Repurchase Agreements 4.0%
Credit Suisse First Boston
2.700% due 07/01/2005	14,200	14,200
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $14,527. Repurchase proceeds are $14,201.)

State Street Bank
2.650% due 07/01/2005	173	173
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $181. Repurchase proceeds are $173.)

		14,373

U.S. Treasury Bills 4.5%
2.758% due 07/21/2005-08/04/2005 (b)	16,400	16,361

Total Short-Term Instruments (Cost $346,876)		346,876

Total Investments (Cost $360,076)	100.4%	$360,076
Other Assets and Liabilities (Net)	(0.4%)	(1,446)

Net Assets	100.0%	$358,630

Notes to Schedule of Investments:

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes

Schedule of Investments

Municipal Bond Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%
Banking & Finance 0.9%
General Motors Acceptance Corp.
4.145% due 05/18/2006 (a)	$1,000	$996
4.100% due 07/16/2007 (a)	2,200	2,124

Total Corporate Bonds & Notes (Cost $3,074)		3,120

MUNICIPAL BONDS & NOTES 96.5%
Alabama 1.8%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,483
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,589

		6,072

Alaska 1.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	552
City of Valdez, Alaska Marine Revenue Bonds, Series 2001
2.220% due 12/01/2029 (a)	1,300	1,300
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2008	2,000	1,810

		3,662

Arizona 0.7%
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.716% due 07/01/2015 (a)	667	882
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	90	92
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,301

		2,275

California 4.8%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	359
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,704
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
15.005% due 07/01/2011 (a)	4,000	5,939
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,582
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	373
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,419
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	406
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	359
Metropolitan Water District of Southern California Revenue Bonds, Series 2003
2.490% due 07/01/2030	100	100
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	170
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,376
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,012

		15,799

Colorado 0.9%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	85	87
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	45	45
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	70	72
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,446
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,435

		3,085

Connecticut 3.0%
Connecticut State General Obligation Bonds, Series 2001
8.515% due 06/15/2010 (a)	5,000	6,384
Hartford, Connecticut General Obligation Bonds, Series 2005
5.000% due 09/01/2013	500	556
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.520% due 01/15/2011 (a)	2,500	2,971

		9,911

Florida 4.2%
Florida State General Obligation Bonds, Series 2004
7.460% due 07/01/2011 (a)	3,103	3,707
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,739
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	336
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,398
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	505
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	989

		13,674

Georgia 0.8%
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,391
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	227
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,118

		2,736

Hawaii 0.4%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	305	305
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,078

		1,383

Illinois 10.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	513
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,198
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	287
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,106
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,000	1,805
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,528
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,347
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	98
0.000% due 12/01/2012	135	101
0.000% due 12/01/2014	255	174
0.000% due 12/01/2015	1,885	1,227
Cook County, Illinois School District No 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,600
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	441
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	2,000	2,056
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	844
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,740
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020 (b)	1,290	657
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,273
Lake Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,025
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,336
9.000% due 02/01/2009	650	775
9.000% due 02/01/2011	690	882
9.000% due 02/01/2012	1,065	1,401
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	858

		33,272

Indiana 2.4%
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,510
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	305
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	222
4.750% due 07/15/2009	200	213
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	312
5.000% due 07/15/2010	180	196
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	818
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,694
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,194
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	440
5.200% due 02/01/2012	230	250
5.500% due 02/01/2015	180	198

		7,979

Kentucky 1.0%
Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,219

Louisiana 2.9%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	225	242
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
7.200% due 04/01/2019 (a)	2,850	3,309
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,089
8.426% due 11/15/2031 (a)	3,500	3,785

		9,425

Massachusetts 1.0%
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	414
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,021
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	216
4.800% due 11/01/2008	90	93
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	568
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
1.253% due 01/01/2017 (a)	1,000	1,088

		3,400

Michigan 2.9%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,884
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,107
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,568
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	57
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,104
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	844

		9,564

Minnesota 0.0%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	25	25
5.400% due 07/20/2028	70	70

		95

Mississippi 0.7%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,310

Missouri 1.3%
Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
7.200% due 02/01/2010 (a)	1,793	2,084
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	392
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	630	671
St Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,267

		4,414

Nevada 0.4%
Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
9.415% due 12/01/2015 (a)	870	1,171

New Jersey 9.1%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	3,500	3,568
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,199
5.600% due 01/01/2012	1,000	1,013
6.375% due 04/01/2018	1,500	1,828
6.375% due 04/01/2031	10,000	12,190
6.500% due 04/01/2031	2,115	2,434
6.800% due 04/01/2018 (a)	250	282
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,337
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	582
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,742

		30,175

New Mexico 1.0%
New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
14.873% due 06/15/2012 (a)	2,000	3,026
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	316

		3,342

New York 8.0%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
10.206% due 11/01/2015 (a)	667	887
New York City, New York General Obligation Bonds, Series 2004-H7
2.210% due 03/01/2034 (a)	2,800	2,800
New York City, New York Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
2.250% due 06/15/2033 (a)	200	200
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2003-F2
2.250% due 06/15/2035 (a)	500	500
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.480% due 11/01/2022 (a)	1,000	1,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,744
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,091
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,941
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029	3,800	4,340
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,302
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,723

		26,528

North Carolina 1.8%
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	596
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,085
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,364

		6,045

Ohio 3.9%
Ohio State General Obligation Bonds, Series 2004
7.210% due 05/01/2011 (a)	2,500	2,980
7.210% due 06/15/2011 (a)	3,910	4,670
Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,138
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,242
5.375% due 12/01/2021	1,750	1,976

		13,006

Oklahoma 1.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,536
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	2,060	442

		4,978

Pennsylvania 0.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2005
4.500% due 04/01/2015	790	799
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	102
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	759

		1,660

Puerto Rico 0.3%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	843
6.000% due 07/01/2026	150	170

		1,013

Rhode Island 2.7%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,429
6.250% due 06/01/2042	6,025	6,377

		8,806

South Carolina 0.3%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,110

Tennessee 3.7%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.460% due 12/01/2010 (a)	7,050	8,351
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,026
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,054
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,101
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	768

		12,300

Texas 11.1%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,056
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	806
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,659
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	261
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
7.410% due 07/01/2025 (a)	2,500	2,596
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	923
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	5,839
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	383
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,112
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,919
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	484
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,125
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	269
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,850
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	827
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,068
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,073
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,131
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	238
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,023
4.850% due 09/01/2012	1,335	1,349
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,586

		36,577

Virgin Islands 0.5%
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,650

Virginia 1.0%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,078
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,044
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,034

		3,156

Washington 4.2%
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,825
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,268
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2019	2,520	1,343
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,463

		13,899

West Virginia 0.9%
Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,838

Wisconsin 5.6%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,572
5.000% due 10/01/2019	1,040	1,151
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2015	1,175	1,306
5.000% due 12/01/2016	2,620	2,929
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	396
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,120	1,170
4.700% due 05/01/2012	1,220	1,274
4.700% due 11/01/2012	1,490	1,556
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	108
5.000% due 06/01/2019	100	107
5.000% due 06/01/2020	100	107
5.100% due 06/01/2021	100	108
5.100% due 06/01/2022	100	108
5.100% due 06/01/2023	100	107
5.250% due 06/01/2016	50	56
5.250% due 06/01/2017	50	56
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.200% due 05/01/2010 (a)	2,500	3,002
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,341

		18,454

Total Municipal Bonds & Notes (Cost $301,945)		318,983

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Note
4.125% due 05/15/2015	500	508

Total U.S. Treasury Obligations (Cost $506)		508

SHORT-TERM INSTRUMENTS 2.8%
Repurchase Agreement 0.1%
State Street Bank
2.650% due 07/01/2005	436	436
(Dated 06/30/2005. Collateralized by Freddie Mac 2.250% due 11/28/2005 valued at $448. Repurchase proceeds are $436.)

U.S. Treasury Bills 2.7%
2.943% due 09/01/2005-09/15/2005 (c)(d)(e)	8,860	8,801

Total Short-Term Instruments (Cost $9,245)		9,237

Total Investments (h) (Cost $314,770)	100.4%	$331,848
Written Options (g)	(0.1%)	(333)
(Premiums $243)
Other Assets and Liabilities (Net)	(0.3%)	(1,061)

Net Assets	100.0%	$330,454

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security becomes interest bearing at a future date.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $3,975 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) Securities with an aggregate market value of $1,848 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Municipal Bond Index September Long Futures	09/2005	1	$1
U.S. Treasury 30-Year Bond Long Futures	09/2005	81	(35)

			$(34)

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$(1,318)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	32,300	(209)

						$(1,527)

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$113.000	08/26/2005	284	$243	$333

(h) As of June 30, 2005, portfolio securities with an aggregate market value of $2,800 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%
General Motors Acceptance Corp.
3.610% due 07/16/2007 (a)	$200	$193

Total Corporate Bonds & Notes (Cost $190)		193

MUNICIPAL BONDS & NOTES 97.6%
Arkansas 1.0%
University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	250	266

California 1.5%
Bay Area Toll Authority California Toll Bridge Revenue Bonds, Series 2001
2.230% due 04/01/2025 (a)	400	400

New York 85.5%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	161
Buffalo, New York Fiscal Stability Authority Revevue Bonds, (MBIA Insured), Series 2005-A
5.000% due 09/01/2014	1,040	1,162
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	531
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	544
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,094
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	283
New York City, New York General Obligation Bonds, Series 1993-A10
2.250% due 08/01/2016 (a)	100	100
New York City, New York General Obligation Bonds, Series 2004-H7
2.210% due 03/01/2034 (a)	1,000	1,000
New York City, New York General Obligation Bonds, Series 2005-M
5.000% due 04/01/2011	250	270
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	255
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	252
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.340% due 06/15/2022 (a)	100	100
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.480% due 11/01/2022 (a)	450	450
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	561
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	557
5.250% due 11/01/2011	600	667
5.250% due 02/01/2029	500	544
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	429
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.190% due 11/01/2034 (a)	400	400
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	213
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	294
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	158
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	498
5.500% due 07/01/2030	200	209
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
6.810% due 08/15/2022 (a)	250	267
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	554
5.000% due 10/01/2030	750	793
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	275
New York State Dormitory Authority Revenue Bonds, Series 1990
2.260% due 07/01/2025 (a)	700	700
New York State Dormitory Authority Revenue Bonds, Series 1997
2.240% due 07/01/2012 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	162
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029	400	457
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	555
5.000% due 06/15/2014	400	440
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	105
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.160% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	160
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	374
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	271
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	555
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	550
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	539
Orange County, New York General Obligation Refunding Bonds, Series 2005-A
5.000% due 07/15/2013	500	557
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	557
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	268
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	547
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	563
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	777
5.400% due 07/15/2012	300	315

		21,973

Puerto Rico 6.0%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	114
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	578
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	231
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	612

		1,535

Texas 2.5%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	508
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		635

Virgin Islands 1.1%
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	275

Total Municipal Bonds & Notes (Cost $24,442)		25,084

SHORT-TERM INSTRUMENTS 1.2%
Repurchase Agreement 0.2%
State Street Bank
2.650% due 07/01/2005	60	60
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $65. Repurchase proceeds are $60.)

U.S. Treasury Bill 1.0%
2.961% due 09/15/2005 (c)	255	253

Total Short-Term Instruments (Cost $313)		313

Total Investments (b)	99.5%	$25,590
(Cost $24,945)
Written Options (d)	(0.1%)	(36)
(Premiums $35)

Other Assets and Liabilities (Net)	0.6%	155

Net Assets	100.0%	$25,709

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of June 30, 2005, portfolio securities with an aggregate market value of $1,000 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities with an aggregate market value of $253 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Long Futures	09/2005	7	$0

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$113.000	08/26/2005	27	$23	$31
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	50	12	5

				$35	$36

See accompanying notes

Schedule of Investments

Real Return Asset Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.2%
Banking & Finance 2.1%
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)		$500	$500
5.800% due 01/12/2009		7,500	7,125
General Motors Acceptance Corp.
4.050% due 01/16/2007 (a)		1,800	1,761
6.875% due 08/28/2012		2,500	2,292
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		1,750	1,800
Residential Reinsurance Ltd.
8.280% due 06/08/2006 (a)		500	487
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		700	702

			14,766

Industrials 0.1%
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	123
9.500% due 09/15/2027		500	655

			778

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $15,302)			15,651

MUNICIPAL BONDS & NOTES 0.1%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	280
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	522

Total Municipal Bonds & Notes (Cost $662)			802

U.S. TREASURY OBLIGATIONS 99.2%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013		212	216
2.000% due 01/15/2014		632	651
1.625% due 01/15/2015		4,891	4,875
2.375% due 01/15/2025		194,944	213,456
3.625% due 04/15/2028		197,372	265,257
3.875% due 04/15/2029		153,083	215,202
U.S. Treasury Bond
6.625% due 02/15/2027		1,300	1,726

Total U.S. Treasury Obligations (Cost $669,482)			701,383

MORTGAGE-BACKED SECURITIES 0.2%
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		900	900

Total Mortgage-Backed Securities (Cost $900)			900

ASSET-BACKED SECURITIES 0.7%
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		300	300
Citigroup Mortgage Loan Trust, Inc.
3.404% due 05/25/2035 (a)		1,914	1,916
Quest Trust
3.494% due 03/25/2035 (a)		464	464
Redwood Capital Ltd.
5.400% due 01/01/2006 (a)		1,100	1,099
6.950% due 01/01/2006 (a)		1,100	1,099
Wells Fargo Home Equity Trust
3.474% due 06/25/2019 (a)		79	78

Total Asset-Backed Securities (Cost $4,957)			4,956

SOVEREIGN ISSUES 0.8%
Republic of Brazil
4.250% due 04/15/2006 (a)		32	32
4.313% due 04/15/2009 (a)		94	94
4.313% due 04/15/2012 (a)		329	319
8.000% due 04/15/2014		950	979
11.000% due 08/17/2040		200	241
Russian Federation
8.250% due 03/31/2010 (a)		700	765
5.000% due 03/31/2030 (a)		2,800	3,133
United Mexican States
6.375% due 01/16/2013		200	215

Total Sovereign Issues (Cost $5,370)			5,778

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.7%
Commonwealth of Canada
3.000% due 12/01/2036 (b)	EC	307	312
Kingdom of Spain
5.750% due 07/30/2032		500	819
Pylon Ltd.
3.616% due 12/18/2008 (a)		700	893
6.016% due 12/22/2008 (a)		1,200	1,537
Republic of France
5.750% due 10/25/2032		400	657
Republic of Germany
6.250% due 01/04/2030		500	860

Total Foreign Currency-Denominated Issues (Cost $4,951)			5,078

SHORT-TERM INSTRUMENTS 26.3%
Commercial Paper 17.1%
Fannie Mae
2.967% due 07/01/2005		$19,300	19,300
Federal Home Loan Bank
2.963% due 07/01/2005		19,300	19,300
General Electric Capital Corp.
3.270% due 09/07/2005		4,100	4,074
Rabobank USA Financial Corp.
3.370% due 07/01/2005		19,300	19,300
Royal Bank of Scotland PLC
3.220% due 08/15/2005		13,100	13,047
Skandinaviska Enskilda Banken AB (SEB)
3.310% due 09/15/2005		5,400	5,361
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		19,300	19,300
UBS Finance Delaware LLC
3.285% due 10/03/2005		3,000	2,973
3.365% due 10/14/2005		18,400	18,215

			120,870

Repurchase Agreements 8.4%
Credit Suisse First Boston
2.700% due 07/01/2005		58,400	58,400
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $59,745. Repurchase proceeds are $58,404.)
State Street Bank
2.650% due 07/01/2005		806	806
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $823. Repurchase proceeds are $806.)

			59,206

U.S. Treasury Bills 0.8%
2.940% due 09/01/2005-09/15/2005 (c)(d)(f)		5,925	5,887

Total Short-Term Instruments (Cost $185,976)			185,963

Total Investments (e) (Cost $887,600)		130.2%	$920,511
Written Options (h) (Premiums $118)		(0.0%)	(90)
Other Assets and Liabilities (Net)		(30.2%)	(213,556)

Net Assets		100.0%	$706,865

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $2,487 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) As of June 30, 2005, portfolio securities with an aggregate market value of $3,818 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $1,292 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	09/2005	120	$147
U.S. Treasury 10-Year Note Short Futures	09/2005	121	(55)
U.S. Treasury 30-Year Bond Long Futures	09/2005	71	(24)
U.S. Treasury 5-Year Note Long Futures	09/2005	475	(246)

			$(178)

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,100	$534
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$7,800	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		2,300	6
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		18,400	(20)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,200	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		2,200	(7)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		15,200	(99)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		1,500	4

							$418

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	$2,300	$41
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	24
Goldman Sachs & Co.	General Motors 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	12
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2003	Sell	2.950%	06/20/2007	2,000	29
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2003	Sell	2.680%	06/20/2007	100	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2003	Sell	4.350%	06/20/2007	1,000	48
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	1,000	23
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2003	Sell	3.250%	06/20/2006	1,000	18
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2003	Sell	3.500%	06/20/2006	1,000	21
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	1,000	10

						$230

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3- month U.S. Treasury Bill rate plus a spread	07/22/2005	$17,600	$(686)

					$(686)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	28	$11	$9
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	201	45	28
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	106	21	10
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	70	12	15
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	53	29	28

				$118	$90

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$7,000	$7,173	$7,173
U.S. Treasury Note	4.750	05/15/2014	800	849	849

				$8,022	$8,022

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	365	07/2005	$0	$(4)	$(4)
Sell	EC	2,746	07/2005	0	0	0
Sell	EC	1,924	08/2005	6	0	6
Buy	JY	434,586	07/2005	0	(160)	(160)
Buy	PZ	165	09/2005	0	0	0
Buy	RR	1,409	09/2005	0	0	0
Buy	SV	1,762	09/2005	0	0	0

				$6	$(164)	$(158)

See accompanying notes

Schedule of Investments

Real Return Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.9%
Banking & Finance 2.1%
Allstate Financial Global Funding
7.125% due 09/26/2005		$5,000	$5,037
Export-Import Bank of Korea
6.500% due 11/15/2006		2,500	2,579
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)		27,750	27,739
7.600% due 08/01/2005		38,200	38,286
6.875% due 02/01/2006		1,400	1,414
4.389% due 03/21/2007 (a)		10,800	10,577
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		15,000	15,014
4.145% due 05/18/2006 (a)		28,000	27,875
4.050% due 01/16/2007 (a)		18,400	18,005
6.125% due 08/28/2007		870	861
Parametric Re Ltd.
5.540% due 11/19/2007 (a)		11,500	12,045
7.780% due 05/19/2008 (a)		1,500	1,556
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		50,550	51,994
5.570% due 07/03/2008 (a)		7,000	7,200
6.620% due 07/03/2008 (a)		14,750	12,613
Pioneer 2002 Ltd.
10.910% due 06/15/2006 (a)		5,000	5,147
Prudential Insurance Co. of America
6.375% due 07/23/2006		7,000	7,164
Residential Reinsurance Ltd.
8.280% due 06/08/2006 (a)		17,600	17,144
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000	6,897
Vita Capital Ltd.
4.840% due 01/01/2007 (a)		30,200	30,267
Wachovia Corp.
7.550% due 08/18/2005		12,500	12,560

			311,974

Industrials 0.4%
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,000	24,728
8.625% due 02/01/2022		6,900	8,522
9.500% due 09/15/2027		14,850	19,454
Weyerhaeuser Co.
6.125% due 03/15/2007		1,360	1,399

			54,103

Utilities 0.4%
British Telecom PLC
7.875% due 12/15/2005		10,750	10,939
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000	7,526
Ohio Edison Co.
4.000% due 05/01/2008		10,000	9,896
Progress Energy, Inc.
6.750% due 03/01/2006		32,150	32,704

			61,065

Total Corporate Bonds & Notes (Cost $420,868)			427,142

MUNICIPAL BONDS & NOTES 0.6%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,630	3,677
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		25,000	27,274
6.625% due 06/01/2040		380	425
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,715	1,902
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013		5,285	5,893
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		9,105	9,697
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032		3,000	3,170
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039		1,445	1,628
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		3,105	3,140
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		3,870	4,296
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032		5,000	5,246
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012		800	882
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		1,365	1,433
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		6,000	6,452
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032		5,000	5,254
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		750	791
6.125% due 06/01/2032		740	781
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		4,000	4,230
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		425	465

Total Municipal Bonds & Notes (Cost $78,505)			86,636

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
5.500% due 07/14/2035		31,000	31,426
6.017% due 10/01/2031 (a)		1,422	1,447
Federal Housing Administration
7.430% due 12/01/2020		106	108
Freddie Mac
6.500% due 01/25/2028		100	103
7.000% due 10/15/2030		617	634
7.500% due 10/25/2043		19,000	20,428
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031 (c)		2,205	2,308
Housing Urban Development
5.530% due 08/01/2020		6,000	6,431

Total U.S. Government Agencies (Cost $62,643)			62,885

U.S. TREASURY OBLIGATIONS 102.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (f)		181,980	187,816
3.625% due 01/15/2008		809,499	856,836
3.875% due 01/15/2009		1,015,371	1,105,129
4.250% due 01/15/2010		935,770	1,053,327
0.875% due 04/15/2010		103,993	101,458
3.500% due 01/15/2011		893,509	990,573
3.375% due 01/15/2012		57,465	64,188
3.000% due 07/15/2012		1,782,593	1,958,486
1.875% due 07/15/2013		684,732	699,577
2.000% due 01/15/2014		1,175,098	1,210,764
2.000% due 07/15/2014		1,576,468	1,624,933
1.625% due 01/15/2015		653,936	651,765
2.375% due 01/15/2025		891,829	976,518
3.625% due 04/15/2028		1,136,803	1,527,802
3.875% due 04/15/2029		1,015,941	1,428,191
3.375% due 04/15/2032		88,016	119,760
U.S. Treasury Bonds
8.875% due 08/15/2017		12,100	17,590
6.250% due 08/15/2023		600	748
7.625% due 02/15/2025		100	144
6.625% due 02/15/2027		23,700	31,463
U.S. Treasury Notes
2.250% due 02/15/2007		100	98
3.625% due 04/30/2007		200,000	199,953
4.875% due 02/15/2012		286,100	303,937
4.250% due 11/15/2013		4,400	4,509
4.125% due 05/15/2015		78,700	79,874

Total U.S. Treasury Obligations (Cost $14,760,650)			15,195,439

MORTGAGE-BACKED SECURITIES 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.188% due 11/25/2030 (a)		913	924
4.715% due 01/25/2034 (a)		7,140	7,136
4.862% due 01/25/2034 (a)		4,511	4,517
Countrywide Home Loans, Inc.
3.450% due 06/25/2035		21,000	21,003
Mellon Residential Funding Corp.
3.750% due 10/20/2029 (a)		695	698
Washington Mutual Mortgage Securities Corp.
3.765% due 02/27/2034 (a)		5,197	5,192

Total Mortgage-Backed Securities (Cost $39,584)			39,470

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities, Inc.
3.764% due 03/25/2043 (a)		595	596
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		5,900	5,896
EQCC Home Equity Loan Trust
3.510% due 03/20/2030 (a)		23	23
Equity One ABS, Inc.
3.614% due 04/25/2034 (a)		2,292	2,295
Home Equity Asset Trust
3.724% due 03/25/2033 (a)		805	805
Oak Capital Ltd.
6.910% due 09/15/2005 (a)		900	907
Quest Trust
3.494% due 03/25/2035 (a)		8,513	8,508
Redwood Capital Ltd.
6.950% due 01/01/2006 (a)		36,300	36,273
5.400% due 01/09/2006 (a)		30,700	30,667
Residential Asset Securities Corp.
3.614% due 01/25/2034 (a)		1,251	1,255
Wells Fargo Home Equity Trust
3.474% due 06/25/2019 (a)		3,890	3,894

Total Asset-Backed Securities (Cost $91,178)			91,119

SOVEREIGN ISSUES 1.2%
Republic of Brazil
4.250% due 04/15/2006 (a)		2,448	2,451
4.313% due 04/15/2009 (a)		2,871	2,849
11.000% due 01/11/2012		1,600	1,908
8.000% due 04/15/2014		46,019	47,434
11.000% due 08/17/2040		5,300	6,383
Russian Federation
10.000% due 06/26/2007		7,000	7,723
8.250% due 03/31/2010 (a)		23,800	26,023
5.000% due 03/31/2030 (a)		61,100	68,363
United Mexican States
6.375% due 01/16/2013		20,700	22,273
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		714	18

Total Sovereign Issues (Cost $172,771)			185,425

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.9%
Commonwealth of Canada
4.250% due 12/01/2021 (b)	C$	2,560	2,834
3.000% due 12/01/2036 (b)		22,041	22,417
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	38,300	35,507
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,812
Pylon Ltd.
3.603% due 12/18/2008 (a)		20,750	26,472
6.035% due 12/18/2008 (a)		40,700	52,144
Republic of France
1.600% due 07/25/2011 (b)		6,205	7,882
1.600% due 07/25/2015 (b)		3,039	3,833
2.250% due 07/25/2020 (b)		12,199	16,501
3.150% due 07/25/2032 (b)		6,494	10,647
5.750% due 10/25/2032		12,600	20,695
Republic of Germany
5.250% due 01/04/2011		42,500	58,447
6.250% due 01/04/2030		6,600	11,346
Republic of Italy
4.250% due 08/01/2014		1,700	2,225
2.150% due 09/15/2014 (b)		2,085	2,718

Total Foreign Currency-Denominated Issues (Cost $260,879)			284,480

		Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		247,400	13,785

Total Preferred Stock (Cost $12,370)			13,785

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.4%
Commercial Paper 0.1%
Federal Home Loan Bank
2.963% due 07/01/2005		$16,200	16,200

Repurchase Agreement 0.1%
State Street Bank
2.650% due 07/01/2005		11,598	11,598
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $11,832. Repurchase proceeds are $11,599.)

U.S. Treasury Bills 1.2%
2.935% due 09/01/2005-09/15/2005 (c)(e)(f)		101,960	187,201

Total Short-Term Instruments (Cost $215,112)			214,999

Total Investments (d) (Cost $16,114,560)		111.4%	$16,601,380
Written Options (h)		(0.0%)	(2,732)
(Premiums $8,347)
Other Assets and Liabilities (Net)		(11.4%)	(1,697,514)

Net Assets		100.0%	$14,901,134

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $113,984 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $41,246 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Securities with an aggregate market value of $17,686 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	09/2005	668	$820
U.S. Treasury 10-Year Note Short Futures	09/2005	15	11
U.S. Treasury 30-Year Bond Long Futures	09/2005	3,325	3,709
U.S. Treasury 5-Year Note Long Futures	09/2005	2,261	(937)

			$3,603

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$404
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	757
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	625
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	195
Barclays Bank PLC	5-year French CPI Ex-Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	509
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	21,894
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		21,400	2,574
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	182
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	1,559
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	204
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	(12)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	1,246
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	338
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$197,800	(4)
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2007		334,300	(851)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		89,000	227
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		9,000	(29)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		498,800	(1,275)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		114,600	(5)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		223,700	(725)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		215,800	(1,399)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		307,250	(782)

							$25,632

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$33
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	62
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	31
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	18
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	21
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	18
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	71
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	10
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	46
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	95
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	34
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	91
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(3)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	55
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	56
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	103
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	24
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	90
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	42
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	31
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	0
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	230

						$1,158

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	692	$268	$227
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	3,980	900	559
Put - CBOT U.S. Treasury Note September Futures	108.000	08/26/2005	200	81	3
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	1,630	326	153
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	1,573	265	320
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,469	812	780

				$2,652	$2,042

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call -OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	$200,000	$2,815	$690
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	0

						$5,695	$690

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.250	08/15/2007	$127,800	$126,807	$126,873
U.S. Treasury Note	3.375	02/15/2008	147,500	146,475	146,446
U.S. Treasury Note	3.125	09/15/2008	177,200	174,251	173,570
U.S. Treasury Note	4.000	11/15/2012	44,000	44,507	44,506
U.S. Treasury Note	3.625	05/15/2013	21,600	21,332	21,304
U.S. Treasury Note	4.250	08/15/2013	155,000	158,923	159,450
U.S. Treasury Note	4.750	05/15/2014	310,200	329,248	329,182

				$1,001,543	$1,001,331

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	C$	14,498	07/2005	202	0	202
Sell		35,786	07/2005	0	(433)	(433)
Buy	EC	3,017	07/2005	16	0	16
Sell		69,179	07/2005	116	0	116
Sell		125,564	08/2005	381	0	381
Buy	JY	15,995,080	07/2005	0	(5,990)	(5,990)
Sell	N$	48,184	07/2005	870	0	870
Buy	PZ	4,834	09/2005	0	(6)	(6)
Buy	RR	40,600	09/2005	0	(6)	(6)
Buy	SV	43,453	09/2005	0	(4)	(4)

				$1,585	$(6,439)	$(4,854)

See accompanying notes

Schedule of Investments

Real Return Fund II

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.4%
Banking & Finance 1.4%
General Motors Acceptance Corp.
4.050% due 01/16/2007 (a)	$500	$489

Total Corporate Bonds & Notes (Cost $490)		489

MUNICIPAL BONDS & NOTES 0.8%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	279

Total Municipal Bonds & Notes (Cost $236)		279

U.S. TREASURY OBLIGATIONS 117.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	1,351	1,394
3.625% due 01/15/2008	2,770	2,932
3.875% due 01/15/2009	4,745	5,165
4.250% due 01/15/2010	2,197	2,473
0.875% due 04/15/2010	1,027	1,002
3.500% due 01/15/2011	168	186
3.375% due 01/15/2012	657	734
3.000% due 07/15/2012	3,787	4,161
1.875% due 07/15/2013	636	649
2.000% due 01/15/2014	4,209	4,337
2.000% due 07/15/2014	4,023	4,146
1.625% due 01/15/2015	204	203
2.250% due 01/15/2025	1,239	1,356
3.625% due 04/15/2028	5,052	6,790
3.875% due 04/15/2029	1,183	1,664
U.S. Treasury Bond
6.625% due 02/15/2027	100	133
U.S. Treasury Notes
4.750% due 05/15/2014	1,900	2,017
4.125% due 05/15/2015	2,700	2,740

Total U.S. Treasury Obligations (Cost $40,808)		42,082

ASSET-BACKED SECURITIES 0.8%
Redwood Capital Ltd.
5.400% due 01/09/2006 (a)	300	300

Total Asset-Backed Securities (Cost $300)		300

SOVEREIGN ISSUES 2.4%
Russian Federation
8.250% due 03/31/2010 (a)	100	109
5.000% due 03/31/2030 (a)	500	560
United Mexican States
6.375% due 01/16/2013	200	215

Total Sovereign Issues (Cost $819)		884

	Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	700	39

Total Preferred Stock (Cost $35)		39

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.3%
Commercial Paper 7.5%
CBA (de) Finance
3.205% due 08/22/2005	$400	398
Den Norske Bank ASA
3.300% due 09/14/2005	700	695
3.295% due 10/03/2005	300	297
Nordea North America, Inc.
3.300% due 09/06/2005	700	696
UBS Finance Delaware LLC
3.270% due 09/27/2005	600	595

		2,681

Repurchase Agreement 0.5%
State Street Bank
2.650% due 07/01/2005	169	169
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $176. Repurchase proceeds are $169.)
U.S. Treasury Bills 0.3%
2.929% due 09/01/2005-09/15/2005 (c)(d)	125	124

Total Short-Term Instruments (Cost $2,975)		2,974

Total Investments (Cost $45,663)	130.8%	$47,047
Written Options (f) (Premiums $6)	(0.0%)	(3)
Other Assets and Liabilities (Net)	(30.8%)	(11,084)

Net Assets	100.0%	$35,960

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Long Futures	09/2005	10	$1
U.S. Treasury 5-Year Note Long Futures	09/2005	2	1

			$2

(e) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$500	$0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	2,600	(5)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2007	4,700	(12)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	400	(1)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	600	(4)
UBS Warburg LLC	3-month USD-LIBOR	Receive	6.000%	12/18/2033	700	(80)

						$(102)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	$500	$20

						$20

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	08/26/2005	13	$3	$1
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	10	2	1
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	3	1	1

				$6	$3

(g) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$1,700	$1,742	$1,742

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.1%
Banking & Finance 1.1%
Ford Motor Credit Co.
5.800% due 01/12/2009		$7,400	$7,030
General Motors Acceptance Corp.
4.050% due 01/16/2007 (a)		1,200	1,174

			8,204

Industrials 1.0%
DaimlerChrysler NA Holding Corp.
3.859% due 09/10/2007 (a)		3,200	3,202
General Motors Corp.
8.375% due 07/15/2033		4,900	4,116

			7,318

Total Corporate Bonds & Notes (Cost $15,125)			15,522

MUNICIPAL BONDS & NOTES 0.1%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	527
6.125% due 06/01/2032		400	423

Total Municipal Bonds & Notes (Cost $786)			950

U.S. TREASURY OBLIGATIONS 91.8%
Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		20,904	23,175
3.000% due 07/15/2012		92,733	101,884
1.875% due 07/15/2013		11,017	11,256
2.000% due 01/15/2014		26,481	27,285
2.000% due 07/15/2014		158,224	163,089
1.625% due 01/15/2015		62,561	62,353
2.375% due 01/15/2025		103,215	113,016
3.625% due 04/15/2028		67,362	90,531
3.875% due 04/15/2029		55,269	77,696
3.375% due 04/15/2032		1,096	1,491
U.S. Treasury Bond
6.625% due 02/15/2027		1,100	1,460

Total U.S. Treasury Obligations (Cost $661,163)			673,236

MORTGAGE-BACKED SECURITIES 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		900	900

Total Mortgage-Backed Securities (Cost $900)			900

ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		300	300
Quest Trust
3.494% due 03/25/2035 (a)		387	387
Redwood Capital Ltd.
6.950% due 01/01/2006 (a)		300	300
5.400% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.474% due 06/25/2019 (a)		79	78

Total Asset-Backed Securities (Cost $1,366)			1,365

SOVEREIGN ISSUES 0.7%
Republic of Brazil
11.000% due 01/11/2012		1,100	1,312
4.313% due 04/15/2012 (a)		265	256
8.000% due 04/15/2014		528	544
Russian Federation
8.250% due 03/31/2010 (a)		500	546
5.000% due 03/31/2030 (a)		1,800	2,014

Total Sovereign Issues (Cost $4,451)			4,672

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.8%
Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	207	211
Kingdom of Spain
5.750% due 07/30/2032	EC	500	819
Republic of France
3.000% due 07/25/2012 (b)		1,770	2,461
5.750% due 10/25/2032		300	493
Republic of Germany
6.250% due 01/04/2030		500	859
Republic of Italy
2.150% due 09/15/2014 (b)		521	680

Total Foreign Currency-Denominated Issues (Cost $5,741)			5,523

SHORT-TERM INSTRUMENTS 21.4%
Commercial Paper 19.1%
Fannie Mae
2.967% due 07/01/2005		$19,600	19,600
Federal Home Loan Bank
2.963% due 07/01/2005		19,600	19,600
3.225% due 09/09/2005		4,800	4,768
Freddie Mac
3.310% due 11/02/2005		14,400	14,228
General Electric Capital Corp.
3.290% due 09/09/2005		20,000	19,868
Rabobank USA Financial Corp.
3.370% due 07/01/2005		17,800	17,800
3.160% due 08/08/2005		3,600	3,588
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		19,600	19,600
UBS Finance Delaware LLC
3.390% due 07/01/2005		19,500	19,500
3.230% due 09/19/2005		1,900	1,886

			140,438

Repurchase Agreements 1.7%
Credit Suisse First Boston
2.700% due 07/01/2005		8,700	8,700
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $8,900. Repurchase proceeds are $8,701.)
State Street Bank
2.650% due 07/01/2005		3,531	3,531
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $3,605. Repurchase proceeds are $3,531.)

			12,231

U.S. Treasury Bills 0.6%
2.956% due 09/01/2005-09/15/2005 (c)(d)(e)		4,405	4,374

Total Short-Term Instruments (Cost $157,062)			157,043

Total Investments (Cost $846,594)		117.2%	$859,211
Written Options (g) (Premiums $125)		(0.1%)	(96)
Other Assets and Liabilities (Net)		(17.1%)	(125,760)

Net Assets		100.0%	$733,355

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $2,982 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) Securities with an aggregate market value of $899 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	09/2005	53	$65
U.S. Treasury 10-Year Note Short Futures	09/2005	94	(41)
U.S. Treasury 30-Year Bond Short Futures	09/2005	46	(133)
U.S. Treasury 5-Year Note Long Futures	09/2005	783	(324)

			$(433)

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(762)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	566
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$16,800	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		1,000	3
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		6,900	(14)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,300	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,300	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,200	(73)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		10,700	27

							$(257)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	$3,500	$62
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	1,000	12
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
HSBC Bank USA	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	1
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	(2)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	11
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	13
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	24
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	11
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	30
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	23
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
Wachovia Bank N.A.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$233

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a spread	08/31/2005	$76	$14,774
Credit Suisse First Boston	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a spread	10/31/2005	96	19,819

					$34,593

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	28	$11	$9
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	207	46	29
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	100	20	9
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	70	12	14
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	65	36	35

				$125	$96

(h) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$8,200	$8,403	$8,403

(i) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation )
Sell	EC	4,229	08/2005	$13	$0	$13
Buy	JY	276,883	07/2005	0	(102)	(102)
Buy	PZ	133	09/2005	0	0	0
Buy	RR	1,128	09/2005	0	0	0
Buy	SV	1,175	09/2005	0	0	0

				$13	$(102)	$(89)

See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

June 30, 2005 (unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.1%
Banking & Finance 1.1%
General Motors Acceptance Corp.
4.145% due 05/18/2006 (a)	$4,000	$3,982

Total Corporate Bonds & Notes (Cost $3,926)		3,982

MUNICIPAL BONDS & NOTES 97.0%
Alabama 1.7%
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,159
5.250% due 01/01/2013	4,350	4,784

		5,943

Alaska 1.9%
City of Valdez, Alaska Marine Revenue Bonds, Series 2001
2.220% due 12/01/2029 (a)	2,400	2,400
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,224
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	703
0.000% due 06/30/2007	2,500	2,343

		6,670

Arizona 3.2%
Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,413
5.000% due 08/01/2012	2,305	2,549
Maricopa County, Arizona Hospital Revenue Bonds, Series 2005
5.000% due 04/01/2010	2,000	2,107
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.936% due 07/01/2015 (a)	1,000	1,322
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,286

		11,677

California 4.2%
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,686
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	7,950	8,040
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	909
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,569

		15,204

Colorado 1.8%
Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,429

Connecticut 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2001
2.450% due 07/01/2036 (a)	300	300
New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	570

		1,010

Florida 1.8%
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	699
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	979
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,297
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017 (a)	500	547
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	290	305
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	750	758

		6,585

Georgia 0.3%
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,181

Illinois 9.0%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,442
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,500	2,257
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,251
Chicago, Illinois Tax Increment Tax Allocation Bonds, (AMBAC Insured), Series 2000-A
0.000% due 12/01/2008	10,000	8,967
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
6.500% due 11/15/2009	3,750	4,266
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	300	308
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,102
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	188
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,220
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,339
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	715
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,516
Lake County, Illinois School District No 38 General Obligation Bonds, (AMBAC Insured), Series 2005
0.000% due 02/01/2022	5,000	2,361
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,238
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,095
0.000% due 10/01/2010	15	12

		32,277

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	386

Massachusetts 5.9%
Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
1.407% due 07/01/2020 (a)	7,005	7,083
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,417
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,082
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,733
Massachusetts State General Obligation Bonds, FSA Government of Commonwealth Insured, Series 2002-C
5.500% due 11/01/2010	2,000	2,231
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,074
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
1.293% due 01/01/2016 (a)	3,200	3,475
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,958

		21,053

Michigan 7.5%
Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,053
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,672
5.250% due 06/01/2010	5,000	5,485
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,708
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,165
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,533
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,516

		27,132

Minnesota 0.8%
Minnesota State General Obligation Bonds, Series 2004
7.460% due 10/01/2009 (a)	2,500	2,916

Nebraska 1.6%
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,715
University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,107

		5,822

Nevada 0.5%
Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
9.934% due 12/01/2015 (a)	1,303	1,753

New Jersey 1.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	610
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,087
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,604
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,166

		4,467

New Mexico 1.0%
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,543

New York 15.8%
New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,696
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
10.726% due 11/01/2015 (a)	1,000	1,330
New York City, New York Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
2.250% due 06/15/2033 (a)	1,000	1,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2003-F2
2.250% due 06/15/2035 (a)	4,060	4,060
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.480% due 11/01/2022 (a)	500	500
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,684
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,174
5.000% due 11/01/2011	1,400	1,536
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,088
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,752
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	914
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,160
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	551
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,274
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,085
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,270
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,681
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,201
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,073
5.400% due 07/15/2012	1,700	1,783

		56,812

North Carolina 0.3%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,085

Ohio 4.3%
Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,936
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,066
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,537
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,586
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,194

		15,319

Oklahoma 1.9%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	108
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,527
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	90	93

		6,728

Oregon 0.4%
Oregon State Facilities Authority Revenue Bonds, Series 2005-A
5.000% due 10/01/2011	795	853
5.000% due 10/01/2012	435	468

		1,321

Pennsylvania 0.5%
Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	143
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1985
2.220% due 12/01/2015 (a)	100	100
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	545
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,093

		1,881

Puerto Rico 1.4%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	281
Puerto Rico Commonwealth General Obligation Bonds, Series 2003
5.000% due 07/01/2018	2,000	2,092
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,812

		5,185

South Carolina 2.8%
South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,603
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,604

		10,207

Tennessee 2.2%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.460% due 12/01/2010 (a)	6,300	7,463
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	408

		7,871

Texas 13.2%
Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,184
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,686
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,752
Harris County, Texas General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,249
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	10,813
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,125
6.800% due 12/15/2011	3,000	3,591
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	406
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	447
North East Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/01/2033 (a)	4,875	5,398
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,073
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	784
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,085
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,153
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	737
University of Texas, University Revenue Bonds, Series 2005
5.250% due 08/15/2013 (a)	4,678	5,859

		47,342

Virginia 1.6%
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,107
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	765

		5,872

Washington 7.6%
Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,435
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,696
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,598
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,559
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,157
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,574
0.000% due 12/01/2019	2,960	1,577
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,052
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,794

		27,442

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	144

Wisconsin 2.2%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,336
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,045	1,078
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,301
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,076

		7,791

Total Municipal Bonds & Notes (Cost $347,155)		349,048

SHORT-TERM INSTRUMENTS 3.5%
Repurchase Agreement 0.0%
State Street Bank
2.650% due 07/01/2005	37	37
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $40. Repurchase proceeds are $37.)

U.S. Treasury Bills 3.5%
2.936% due 09/01/2005-09/15/2005(b)(c)	12,750	12,665

Total Short-Term Instruments (Cost $12,714)		12,702

Total Investments (Cost $363,795)	101.6%	$365,732
Written Options (e) (Premiums $298)	(0.1%)	(298)
Other Assets and Liabilities (Net)	(1.5%)	(5,532)

Net Assets	100.0%	$359,902

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $6,709 have been pledged as collateral for swap contracts at June 30, 2005.

(d) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$130,200	$(844)

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$113.000	08/26/2005	218	$187	$256
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	450	111	42

				$298	$298

See accompanying notes

Schedule of Investments

Short-Term Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		$22,000	$21,883

Total Bank Loan Obligations (Cost $22,000)			21,883

CORPORATE BONDS & NOTES 10.8%
Banking & Finance 3.6%
Associates Corp. of North America
6.260% due 02/15/2006		830	842
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)		4,199	4,218
Ford Motor Credit Co.
6.875% due 02/01/2006		19,585	19,783
General Electric Capital Corp.
3.570% due 09/23/2005 (a)		20,000	20,013
General Motors Acceptance Corp.
7.500% due 07/15/2005		800	800
4.395% due 10/20/2005 (a)		3,460	3,463
6.750% due 01/15/2006		13,050	13,155
4.145% due 05/18/2006 (a)		2,625	2,613
6.125% due 09/15/2006		1,932	1,934
3.700% due 03/20/2007 (a)		1,250	1,213
Goldman Sachs Group, Inc.
3.151% due 08/01/2006 (a)		42,010	42,016
3.778% due 06/28/2010 (a)		5,260	5,272
GP Canada Finance Co.
7.200% due 12/15/2006		200	208
HBOS Treasury Services PLC
3.230% due 07/29/2005 (a)		1,500	1,500
Household Finance Corp.
6.700% due 11/13/2005		10,500	10,601
HSBC Finance Corp.
3.260% due 05/10/2007 (a)		8,380	8,381
NiSource Finance Corp.
7.625% due 11/15/2005		15,000	15,198
Premium Asset Trust
3.420% due 10/06/2005 (a)		500	500
SLM Corp.
3.281% due 01/25/2007 (a)		870	872
Toyota Motor Credit Corp.
3.200% due 09/18/2006 (a)		2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006		445	462
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		3,000	3,007

			158,551

Industrials 4.8%
AmeriGas Partners LP
10.000% due 04/15/2006		8,210	8,518
Ball Corp.
7.750% due 08/01/2006		6,608	6,872
Caesars Entertainment, Inc.
7.875% due 12/15/2005		6,434	6,547
8.500% due 11/15/2006		3,500	3,706
Columbia Energy Group
6.800% due 11/28/2005		7,009	7,085
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005		200	202
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006		5,135	5,236
3.890% due 05/24/2006 (a)		5,000	5,014
4.228% due 08/08/2006 (a)		400	403
3.859% due 09/10/2007 (a)		22,000	22,013
Delhaize America, Inc.
7.375% due 04/15/2006		2,000	2,054
Duke Energy Field Services LLC
7.500% due 08/16/2005		1,320	1,325
Electronic Data Systems Corp.
6.334% due 08/17/2006		3,500	3,551
Enterprise Products Operating LP
4.000% due 10/15/2007		2,260	2,239
Fort James Corp.
6.875% due 09/15/2007		13,090	13,679
Georgia-Pacific Corp.
7.500% due 05/15/2006		4,930	5,078
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		9,461	9,627
HCA, Inc.
7.125% due 06/01/2006		2,800	2,874
ITT Corp.
6.750% due 11/15/2005		9,300	9,405
JC Penney Co., Inc.
6.500% due 12/15/2007		5,953	6,161
Lenfest Communications, Inc.
8.375% due 11/01/2005		4,000	4,057
Mallinckrodt, Inc.
6.750% due 09/15/2005		3,000	3,012
MCI, Inc.
6.608% due 05/01/2007		462	470
7.688% due 05/01/2009		462	482
8.735% due 05/01/2014		396	445
Mirage Resorts, Inc.
7.250% due 10/15/2006		3,300	3,411
6.750% due 08/01/2007		3,530	3,658
News America Holdings
7.430% due 10/01/2026		18,500	21,867
Safeway, Inc.
6.150% due 03/01/2006		9,696	9,802
TCI Communications, Inc.
8.000% due 08/01/2005		4,400	4,413
7.610% due 10/04/2005		2,385	2,404
6.875% due 02/15/2006		4,925	5,006
Time Warner, Inc.
8.110% due 08/15/2006		674	701
Tyco International Group S.A.
6.375% due 02/15/2006		11,544	11,700
United Airlines, Inc.
2.630% due 03/02/2049 (a)(b)		7,573	7,328
Yum! Brands, Inc.
8.500% due 04/15/2006		9,810	10,138

			210,483

Utilities 2.4%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		21,401	21,424
Dominion Resources, Inc.
7.625% due 07/15/2005		8,260	8,267
3.568% due 05/15/2006 (a)		3,000	3,007
Duke Energy Corp.
3.820% due 12/08/2005 (a)		1,200	1,200
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,635	5,520
GPU, Inc.
7.700% due 12/01/2005		5,680	5,762
Ohio Edison Co.
4.000% due 05/01/2008		22,678	22,443
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		220	220
Pepco Holdings, Inc.
3.750% due 02/15/2006		4,500	4,493
Potomac Electric Power Co.
6.500% due 09/15/2005		1,500	1,508
PSEG Power LLC
6.875% due 04/15/2006		5,350	5,462
PSI Energy, Inc.
6.500% due 08/01/2026 (a)		4,100	4,109
Southern California Edison Co.
3.440% due 01/13/2006 (a)		2,500	2,503
Southwestern Electric Power
4.500% due 07/01/2005		3,385	3,385
TXU Energy Co. LLC
3.920% due 01/17/2006 (a)		7,500	7,499
Virginia Electric & Power Co.
5.750% due 03/31/2006		8,245	8,351
5.375% due 02/01/2007		385	392

			105,545

Total Corporate Bonds & Notes (Cost $474,133)			474,579

U.S. GOVERNMENT AGENCIES 26.5%
Fannie Mae
2.500% due 06/28/2006 (a)		500	494
2.810% due 09/28/2006		4,000	3,949
2.820% due 09/06/2005 (a)		19,100	19,095
2.925% due 09/22/2006 (a)		38,400	38,389
2.970% due 09/15/2005 (a)		40,000	39,997
2.990% due 10/03/2005 (a)		85,900	85,900
3.155% due 10/21/2005 (a)		87,600	87,598
3.179% due 05/22/2006 (a)		20,900	20,893
3.235% due 09/07/2006 (a)		280,200	280,190
3.314% due 09/21/2006 (a)		15,000	14,996
3.360% due 07/25/2035 (a)		4,500	4,501
3.433% due 05/01/2021 (a)		142	144
3.464% due 08/25/2034 (a)		7,671	7,665
3.500% due 04/25/2017		4,239	4,218
3.514% due 11/26/2032 (a)		3,526	3,525
3.650% due 02/01/2018 - 04/01/2029 (a)(e)		347	351
3.658% due 01/01/2029 (a)		56	56
3.764% due 10/25/2030 (a)		17	17
3.801% due 06/01/2034 (a)		100	101
3.914% due 10/25/2017 (a)		688	695
3.970% due 08/01/2026 (a)		49	51
3.971% due 05/01/2036 (a)		26,117	26,543
4.057% due 11/01/2025 (a)		32	33
4.288% due 05/01/2036 (a)		476	485
4.375% due 10/01/2023 (a)		40	41
4.646% due 07/01/2029 (a)		640	652
4.656% due 08/01/2029 (a)		4,574	4,712
5.442% due 12/01/2040 (a)		1,652	1,702
5.489% due 01/01/2032 (a)		1,941	1,957
5.500% due 08/11/2035		2,000	2,024
6.000% due 02/25/2008		29	30
6.500% due 05/01/2021 - 10/25/2042 (e)		2,570	2,539
6.673% due 07/01/2034 (a)		149	149
7.000% due 03/01/2013		99	104
9.007% due 06/25/2032 (a)		1,579	1,683
Federal Home Loan Bank
3.039% due 10/03/2005 (a)		35,000	35,000
3.040% due 08/02/2005 (a)		63,100	63,100
3.250% due 08/15/2005		35,000	34,990
3.259% due 06/12/2006 (a)		135,400	135,395
3.265% due 09/12/2005		156,200	156,184
3.270% due 06/13/2006 (a)		33,700	33,697
Federal Housing Administration
7.350% due 04/01/2019		634	639
7.430% due 09/01/2022		98	99
7.435% due 02/01/2019		320	324
Freddie Mac
3.000% due 11/15/2017		359	358
3.183% due 11/07/2005 (a)		5,000	5,001
3.620% due 06/15/2031 (a)		915	921
3.625% due 08/01/2017 (a)		188	189
4.000% due 09/22/2009		8,500	8,433
6.500% due 07/25/2043		658	688
Government National Mortgage Association
3.375% due 05/20/2021 - 05/20/2030 (a)(e)		11,389	11,570
3.500% due 08/20/2029 - 09/20/2029 (a)(e)		8,165	8,246
3.736% due 02/16/2030 (a)		124	125
3.750% due 07/20/2022 - 09/20/2027(a)(e)		1,254	1,275
4.000% due 02/20/2032 (a)		2,765	2,804
4.125% due 10/20/2017 - 10/20/2027(a)(e)		2,121	2,160
4.250% due 03/20/2029 - 03/20/2030 (a)(e)		2,735	2,773
4.375% due 01/20/2022 - 01/20/2026(a)(e)		2,129	2,161
4.625% due 02/20/2019 (a)		44	44
6.000% due 01/15/2032 - 03/15/2032 (e)		3,365	3,475
7.500% due 02/20/2030		381	401
8.000% due 12/15/2030 - 03/15/2032(e)		411	444
8.500% due 06/20/2027		395	430
Small Business Administration
7.540% due 08/10/2009		276	296

Total U.S. Government Agencies (Cost $1,166,278)			1,166,701

U.S. TREASURY OBLIGATIONS 5.2%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007		123	127
3.625% due 01/15/2008		43,980	46,552
3.875% due 01/15/2009		7,498	8,160
3.500% due 01/15/2011		447	496
U.S. Treasury Notes
3.750% due 03/31/2007		2,000	2,004
3.625% due 04/30/2007		1,000	1,000
3.375% due 12/15/2008		16,500	16,339
4.000% due 03/15/2010		6,300	6,371
4.875% due 02/15/2012		126,000	133,855
4.125% due 05/15/2015		14,500	14,716

Total U.S. Treasury Obligations (Cost $226,353)			229,620

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		4,985	4,961
Banc of America Large Loan
3.420% due 11/15/2015 (a)		3,294	3,296
Bank of America Mortgage Securities, Inc.
6.548% due 07/25/2032 (a)		628	637
5.549% due 10/20/2032 (a)		3,635	3,658
6.500% due 02/25/2033		2,412	2,452
Bear Stearns Adjustable Rate Mortgage Trust
5.257% due 10/25/2032 (a)		310	310
3.594% due 02/25/2034 (a)		3,989	4,005
Commercial Mortgage Pass-Through Certificates
3.400% due 03/15/2020 (a)		4,690	4,692
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		22,900	22,907
Countrywide Home Loans, Inc.
6.281% due 07/19/2031 (a)		32	33
3.360% due 04/25/2034 (a)		566	565
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032 (a)		299	300
3.704% due 05/25/2032 (a)		840	839
3.500% due 08/25/2033 (a)		11,848	11,913
Fieldstone Mortgage Investment Corp.
3.534% due 11/25/2033 (a)		4,225	4,230
First Republic Mortgage Loan Trust
3.634% due 06/25/2030 (a)		1,604	1,604
3.570% due 11/15/2031 (a)		1,528	1,538
3.520% due 08/15/2032 (a)		21,960	21,973
Greenwich Capital Acceptance, Inc.
2.665% due 06/25/2024 (a)		51	51
GSRPM Mortgage Loan Trust
3.714% due 11/25/2031 (a)		8,960	8,983
Harborview Mortgage Loan Trust
3.480% due 05/19/2035 (a)		5,914	5,890
Indymac Adjustable Rate Mortgage Trust
3.906% due 01/25/2032 (a)		15	15
6.642% due 01/25/2032 (a)		32	32
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,167	2,179
Mellon Residential Funding Corp.
3.750% due 10/20/2029 (a)		8,681	8,728
3.660% due 12/15/2030 (a)		6,558	6,571
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006		136	139
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		546	553
SACO I, Inc.
3.504% due 07/25/2019 (a)		1,445	1,445
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)		265,583	2,297
Sequoia Mortgage Trust
3.640% due 10/20/2027 (a)		9,310	9,329
3.600% due 06/20/2032 (a)		463	462
3.610% due 07/20/2033 (a)		12,444	12,383
Structured Adjustable Rate Mortgage Loan Trust
3.434% due 01/25/2035 (a)		1,799	1,800
Structured Asset Mortgage Investments, Inc.
3.590% due 09/19/2032 (a)		545	543
3.610% due 03/19/2033 (a)		7,076	7,084
Structured Asset Securities Corp.
6.112% due 02/25/2032 (a)		776	778
3.814% due 07/25/2032 (a)		2,158	2,162
6.150% due 07/25/2032 (a)		2,353	2,364
3.604% due 01/25/2033 (a)		1,478	1,484
3.210% due 03/25/2035 (a)		4,060	4,063
Vendee Mortgage Trust
6.500% due 05/15/2025		95	96
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (a)		13,503	13,498
5.129% due 10/25/2032 (a)		2,819	2,839
5.389% due 02/25/2033 (a)		1,454	1,457
3.904% due 06/25/2042 (a)		9,313	9,412
3.569% due 08/25/2042 (a)		8,597	8,644
Washington Mutual, Inc.
3.634% due 12/25/2027 (a)		6,909	6,918
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)		12,700	12,596

Total Mortgage-Backed Securities (Cost $224,627)			224,708

ASSET-BACKED SECURITIES 6.9%
AAA Trust
3.120% due 11/26/2035 (a)		51,653	51,742
Aames Mortgage Investment Trust
3.394% due 08/25/2035 (a)		6,851	6,857
Advanta Revolving Home Equity Loan Trust
3.684% due 01/25/2024 (a)		29	29
Ameriquest Mortgage Securities, Inc.
3.724% due 02/25/2033 (a)		422	422
3.724% due 03/25/2033 (a)		433	434
3.794% due 02/25/2034 (a)		941	941
3.650% due 06/25/2034 (a)		6,086	6,107
Amortizing Residential Collateral Trust
3.664% due 10/25/2031 (a)		1,681	1,685
3.604% due 07/25/2032 (a)		13	13
3.664% due 08/25/2032 (a)		280	281
Argent Securities, Inc.
3.764% due 09/25/2033 (a)		1,406	1,415
3.494% due 11/25/2034 (a)		419	420
Bear Stearns Asset-Backed Securities, Inc.
3.494% due 04/25/2023 (a)		107	107
3.644% due 10/25/2032 (a)		1,570	1,574
3.764% due 07/25/2033 (a)		4,983	4,993
3.564% due 04/25/2035 (a)		3,523	3,528
3.514% due 06/15/2043 (a)		134	134
Brazos Student Finance Corp.
4.110% due 06/01/2023 (a)		5,708	5,763
Carrington Mortgage Loan Trust
3.404% due 05/25/2035 (a)		3,390	3,388
3.240% due 06/25/2035 (a)		5,400	5,397
Centex Home Equity Co. LLC
3.574% due 04/25/2032 (a)		435	436
3.614% due 09/26/2033 (a)		1,912	1,915
3.326% due 06/25/2035 (a)		8,600	8,599
Chase Credit Card Master Trust
3.350% due 01/15/2008 (a)		1,300	1,301
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (a)		124	124
Citifinancial Mortgage Securities, Inc.
3.624% due 05/25/2033 (a)		605	606
Citigroup Mortgage Loan Trust, Inc.
3.404% due 05/25/2035 (a)		1,914	1,916
Countrywide Asset-Backed Certificates
3.484% due 12/25/2018 (a)		122	122
3.504% due 09/25/2021 (a)		5,058	5,059
3.504% due 10/25/2021 (a)		417	417
3.230% due 09/25/2022 (a)		361	362
3.464% due 10/25/2023 (a)		265	265
3.554% due 12/25/2031 (a)		140	140
3.684% due 05/25/2032 (a)		504	505
3.240% due 12/25/2034 (a)		323	323
3.464% due 04/25/2035 (a)		12,872	12,882
3.340% due 06/25/2035 (a)		1,100	1,100
3.380% due 06/25/2035 (a)		4,400	4,403
3.400% due 06/25/2035 (a)		17,900	17,908
3.404% due 08/25/2035 (a)		3,764	3,768
3.380% due 10/25/2035 (a)		1,500	1,501
3.370% due 11/25/2035 (a)		6,600	6,600
Credit-Based Asset Servicing & Securitization LLC
3.654% due 01/25/2032 (a)		42	42
Delta Funding Home Equity Loan Trust
3.630% due 09/15/2029 (a)		105	105
Equifirst Mortgage Loan Trust
3.414% due 01/25/2034 (a)		152	152
Equity One ABS, Inc.
3.614% due 04/25/2034 (a)		8,857	8,866
Finance America Mortgage Loan Trust
3.484% due 06/25/2034 (a)		2,464	2,466
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		4,400	4,400
First NLC Trust
3.436% due 09/25/2035 (a)		4,100	4,102
Fleet Credit Card Master Trust II
2.750% due 04/15/2008		300	299
Fremont Home Loan Trust
3.424% due 01/25/2035 (a)		590	591
3.414% due 06/25/2035 (a)		1,550	1,549
GMAC Mortgage Corp. Loan Trust
3.550% due 06/18/2027 (a)		210	211
GSAMP Trust
3.634% due 07/25/2032 (a)		116	116
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 10/20/2032 (a)		1,528	1,530
Home Equity Asset Trust
3.724% due 03/25/2033 (a)		472	473
3.774% due 05/25/2033 (a)		781	783
Home Equity Mortgage Trust
3.734% due 01/25/2034 (a)		70	70
3.464% due 12/25/2034 (a)		302	303
3.434% due 07/25/2035 (a)		11,097	11,104
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)		548	550
Indymac Home Equity Loan Asset-Backed Trust
3.504% due 11/25/2034 (a)		4,102	4,105
Irwin Home Equity Loan Trust
3.834% due 06/25/2028 (a)		1,842	1,852
3.584% due 07/25/2032 (a)		1,305	1,307
Long Beach Mortgage Loan Trust
3.664% due 03/25/2032 (a)		117	119
3.634% due 06/25/2033 (a)		1,000	1,001
Merrill Lynch Mortgage Investors, Inc.
3.600% due 03/15/2025 (a)		1,653	1,661
3.403% due 12/25/2025 (a)		1,000	1,000
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.654% due 08/25/2033 (a)		5,005	5,014
3.454% due 08/25/2034 (a)		196	197
3.464% due 11/25/2034 (a)		11,532	11,541
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)		15	15
New Century Home Equity Loan Trust
3.390% due 07/25/2035 (a)		12,300	12,294
Ocwen Mortgage Loan Asset-Backed Certificates
3.934% due 10/25/2029 (a)		796	796
Option One Mortgage Loan Trust
3.584% due 06/25/2032 (a)		99	99
3.584% due 08/25/2032 (a)		840	841
Renaissance Home Equity Loan Trust
3.754% due 08/25/2033 (a)		3,110	3,124
3.814% due 12/25/2033 (a)		421	424
Residential Asset Mortgage Products, Inc.
3.404% due 12/25/2023 (a)		2,895	2,896
3.464% due 06/25/2024 (a)		618	619
3.454% due 04/25/2026 (a)		2,895	2,897
3.654% due 11/25/2033 (a)		7,883	7,887
3.644% due 12/25/2033 (a)		5,964	5,970
Residential Asset Securities Corp.
3.424% due 09/25/2022 (a)		7,872	7,877
3.544% due 09/25/2031 (a)		1,303	1,309
3.614% due 01/25/2034 (a)		1,752	1,757
Salomon Brothers Mortgage Securities VII, Inc.
3.614% due 03/25/2032 (a)		521	523
Saxon Asset Securities Trust
3.714% due 12/25/2032 (a)		554	554
3.614% due 06/25/2033 (a)		291	292
Sears Credit Account Master Trust
3.600% due 11/17/2009 (a)		3,900	3,908
6.450% due 11/17/2009		1,705	1,713
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		1,494	1,495
Specialty Underwriting & Residential Finance
3.654% due 01/25/2034 (a)		949	950
Structured Asset Investment Loan Trust
3.514% due 02/25/2034 (a)		9,953	9,962
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		331	333
WFS Financial Owner Trust
1.510% due 07/20/2007		2,149	2,144

Total Asset-Backed Securities (Cost $301,334)			301,670

SOVEREIGN ISSUES 1.6%
Republic of Brazil
4.250% due 04/15/2006 (a)		17,350	17,368
10.000% due 01/16/2007		2,520	2,709
11.250% due 07/26/2007		2,600	2,912
11.500% due 03/12/2008		3,100	3,576
4.313% due 04/15/2009 (a)		20,181	20,029
9.230% due 06/29/2009 (a)		7,500	8,709
4.313% due 04/15/2012 (a)		9,325	9,022
8.000% due 04/15/2014		464	479
Russian Federation
8.750% due 07/24/2005		5,150	5,169

Total Sovereign Issues (Cost $67,717)			69,973

		#of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures (CME)
Strike @ 95.125 Exp. 09/19/2005		445	0

Total Purchased Put Options (Cost $5)			0

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 60.4%

Certificates of Deposit 3.0%
Citibank New York N.A.
3.090% due 07/22/2005		$19,300	19,300
3.155% due 08/09/2005		4,200	4,200
Unicredito Italiano SpA
3.090% due 07/21/2005		109,600	109,600

			133,100

Commercial Paper 25.3%
Bank of America, N.A.
3.050% due 08/08/2005		69,500	69,499
3.170% due 08/11/2005		100,000	99,639
3.165% due 08/15/2005		30,000	29,881
Carolina Power & Light Co.
3.670% due 10/11/2005		2,000	1,980
3.720% due 10/11/2005		1,500	1,485
Fannie Mae
2.790% due 07/20/2005		30,000	29,956
3.063% due 07/20/2005		163,000	162,737
2.990% due 08/08/2005		700	698
3.250% due 09/14/2005		97,300	96,609
3.180% due 09/28/2005		66,000	65,441
3.260% due 11/02/2005		50,000	49,402
Florida Power Corp.
3.710% due 11/01/2005		5,900	5,830
Freddie Mac
3.160% due 10/18/2005		65,000	64,320
3.240% due 11/01/2005		200,000	197,626
Public Service Electric & Gas Co.
3.690% due 11/30/2005		2,500	2,463
Rabobank USA Financial Corp.
3.360% due 07/01/2005		107,600	107,600
Statens Bostadsfin Bank
3.180% due 08/16/2005		25,000	24,898
UBS AG
2.470% due 07/05/2005		106,500	106,499

			1,116,563

French Treasury Bills 3.6%
2.000% due 09/08/2005-09/22/2005 (e)	EC	131,030	157,453

Repurchase Agreements 7.3%
Credit Suisse First Boston
2.700% due 07/01/2005		$13,000	13,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $13,335. Repurchase proceeds are $13,001.)
State Street Bank
2.650% due 07/01/2005		7,670	7,670
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $7,828. Repurchase proceeds are $7,671.)
UBS Warburg LLC
2.650% due 07/01/2005		300,000	300,000
(Dated 06/30/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $316,586. Repurchase proceeds are $300,022.)

			320,670

U.S. Treasury Bills 21.2%
3.100% due 07/21/2005-10/20/2005 (e)(g)(h)		939,665	932,386

Total Short-Term Instruments (Cost $2,660,711)			2,660,172

Total Investments (f) (Cost $5,143,158)		117.0%	$5,149,306
Written Options (j) (Premiums $1,072)		(0.1%)	(2,842)
Other Assets and Liabilities (Net)		(16.9%)	(745,794)

Net Assets		100.0%	$4,400,670

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) As of June 30, 2005, portfolio securities with an aggregate market value of $261,812 were valued with reference to securities whose prices are more readily obtainable.

(g) Securities with an aggregate market value of $1,242 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(h) Securities with an aggregate market value of $6,750 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	2,940	$3,239
Eurodollar June Long Futures	06/2006	117	5
Eurodollar September Long Futures	09/2005	1,787	(1,704)
Eurodollar September Long Futures	09/2006	17	(8)
Eurodollar December Long Futures	12/2005	320	(404)
Eurodollar December Long Futures	12/2006	17	(6)
Euribor Written Put Options Strike @ 97.500	09/2005	2,654	1,504
U.S. Treasury 5-Year Note Long Futures	09/2005	7	0

			$2,626

(i) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Receive	3.500%	10/20/2005	$63,000	$24
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	12,900	(1)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	3.000%	07/20/2005	163,000	16
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(662)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	7,900	(26)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	61,500	157

						$(492)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	$4,800	$10
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	98
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	24
Credit Suisse First Boston	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.550%	09/07/2005	4,000	3
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	18
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	21
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(5)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	9
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	60
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	2
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	23
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	31
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	42
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	10
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	39
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	31
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	88
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	10
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	23
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	21
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	7
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	30
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	18
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	54
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	47
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	42
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$840

(j) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	95.750	12/19/2005	378	$169	$38

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3.900	%**	07/05/2005	$420,000	$903	$40

		Exercise Price
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	$100.000		10/01/2006	18,500	0	2,764

						$903	$2,804

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$7,062	$7,060
U.S. Treasury Note	4.250	08/15/2013	165,770	169,966	170,237

				$177,028	$177,297

(l) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	352	07/2005	$2	$0	$2
Buy		2,666	08/2005	0	(8)	(8)
Sell		130,795	08/2005	0	(445)	(445)
Buy	JY	3,700,942	07/2005	0	(1,356)	(1,356)

				$2	$(1,809)	$(1,807)

See accompanying notes

Schedule of Investments

StocksPLUS Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 12.7%
Banking & Finance 6.1%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$900	$900
Citigroup Global Markets Holdings, Inc.
3.410% due 03/07/2008 (a)		7,100	7,102
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)		5,900	5,898
7.600% due 08/01/2005		8,600	8,619
6.875% due 02/01/2006		2,500	2,525
6.500% due 01/25/2007		1,600	1,612
4.389% due 03/21/2007 (a)		7,800	7,639
7.200% due 06/15/2007		900	911
3.920% due 09/28/2007 (a)		2,600	2,514
4.950% due 01/15/2008		600	573
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		12,600	12,612
4.145% due 05/18/2006 (a)		3,200	3,186
6.125% due 02/01/2007		1,900	1,888
Goldman Sachs Group, Inc.
3.580% due 03/30/2007 (a)		2,200	2,203
NiSource Finance Corp.
7.625% due 11/15/2005		3,400	3,445
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		1,100	1,131
Prudential Financial, Inc.
3.540% due 06/13/2008 (a)		4,400	4,402
Toyota Motor Credit Corp.
3.200% due 09/18/2006 (a)		2,800	2,800
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		300	301

			70,261

Industrials 3.5%
Cox Communications, Inc.
3.950% due 12/14/2007 (a)		1,300	1,308
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)		1,100	1,102
3.890% due 05/24/2006 (a)		6,940	6,960
Delhaize America, Inc.
7.375% due 04/15/2006		7,000	7,187
Electronic Data Systems Corp.
6.334% due 08/17/2006		1,800	1,826
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		1,100	544
Fort James Corp.
6.875% due 09/15/2007		2,800	2,926
Georgia-Pacific Corp.
7.500% due 05/15/2006		7,700	7,931
HJ Heinz Co.
6.189% due 12/01/2005 (a)		5,500	5,552
Host Marriott LP
9.500% due 01/15/2007		150	160
Kraft Foods, Inc.
4.625% due 11/01/2006		2,700	2,718
La Quinta Corp.
7.000% due 08/15/2007		175	181
Tyco International Group S.A.
6.375% due 02/15/2006		2,600	2,635

			41,030

Utilities 3.1%
British Telecom PLC
7.625% due 12/15/2005		5,900	6,004
CMS Energy Corp.
9.875% due 10/15/2007		2,500	2,737
Hydro-Quebec
3.359% due 09/29/2049 (a)		1,200	1,144
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,420
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		1,837	1,837
Progress Energy, Inc.
6.750% due 03/01/2006		200	203
Qwest Corp.
6.671% due 06/15/2013 (a)		3,400	3,498
Southern Natural Gas Co.
6.700% due 10/01/2007		2,200	2,246
Sprint Capital Corp.
7.125% due 01/30/2006		7,600	7,728
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)		9,050	9,049

			35,866

Total Corporate Bonds & Notes (Cost $147,664)			147,157

MUNICIPAL BONDS & NOTES 0.2%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		2,300	2,326

Total Municipal Bonds & Notes (Cost $2,290)			2,326

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
2.925% due 09/22/2006 (a)		6,300	6,298
3.111% due 04/26/2035 (a)		1,221	1,222
3.434% due 03/25/2034 (a)		6,892	6,902
3.650% due 04/01/2018 (a)		67	68
3.714% due 11/25/2032 (a)		4,174	4,189
4.100% due 07/01/2018 (a)		299	302
4.278% due 11/01/2027 (a)		77	78
4.384% due 11/01/2028 (a)		116	117
4.405% due 07/01/2028 (a)		72	73
4.450% due 04/01/2028 (a)		68	68
4.451% due 11/01/2028 (a)		96	96
4.567% due 05/01/2022 (a)		20	20
4.867% due 02/01/2027 (a)		10	10
4.960% due 12/01/2036 (a)		3,046	3,101
4.997% due 12/01/2023 (a)		6	6
5.000% due 04/25/2033		4,995	5,014
5.149% due 04/01/2033 (a)		1,883	1,900
5.190% due 09/01/2034 (a)		3,210	3,223
5.500% due 09/01/2033 - 07/14/2035 (e)		32,644	33,120
5.656% due 08/01/2029 (a)		54	55
5.996% due 04/25/2020 (a)		7	7
6.000% due 01/01/2017 - 10/01/2033 (e)		2,390	2,472
6.500% due 09/01/2005 - 03/25/2023 (c)(e)		116	4
7.000% due 02/01/2015 - 03/01/2015 (e)		2,553	2,676
7.500% due 09/01/2015 - 05/01/2016 (e)		1,949	2,064
8.000% due 03/01/2030 - 07/01/2031 (e)		441	474
Federal Home Loan Bank
4.200% due 02/05/2007 (a)		1,100	1,023
8.300% due 02/27/2012 (a)		2,400	2,273
Freddie Mac
3.719% due 07/01/2019 (a)		835	849
4.345% due 06/01/2022 (a)		67	68
4.369% due 12/01/2022 (a)		109	111
5.500% due 11/15/2015 - 08/15/2030 (e)		935	936
5.700% due 02/15/2031		1,123	1,127
6.000% due 03/01/2016 - 10/01/2033 (e)		9,493	9,747
6.500% due 10/25/2043		4,432	4,602
8.500% due 04/01/2025 - 06/01/2025 (e)		29	33
Government National Mortgage Association
3.375% due 05/20/2026 - 06/20/2027 (a)(e)		1,104	1,122
3.660% due 09/20/2030 (a)		9	9
3.750% due 07/20/2018 - 07/20/2027 (a)(e)		4,090	4,155
4.125% due 12/20/2022 - 12/20/2027 (a)(e)		799	814
4.375% due 02/20/2026 - 02/20/2028 (a)(e)		958	974
8.000% due 04/20/2030		417	448

Total U.S. Government Agencies (Cost $101,733)			101,850

U.S. TREASURY OBLIGATIONS 8.4%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (g)		70,932	75,080
3.875% due 01/15/2009		475	516
3.000% due 07/15/2012		3,246	3,567
2.000% due 01/15/2014		3,580	3,689
2.000% due 07/15/2014		11,457	11,809
U.S. Treasury Bond
6.250% due 08/15/2023		200	249
U.S. Treasury Note
4.875% due 02/15/2012		2,300	2,443

Total U.S. Treasury Obligations (Cost $98,230)			97,353

MORTGAGE-BACKED SECURITIES 5.4%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		2,900	2,867
Bank Mart
3.689% due 03/01/2019 (a)(i)		1,304	1,254
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		1,954	2,016
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)		495	497
5.348% due 01/25/2033 (a)		632	638
5.095% due 03/25/2033 (a)		1,200	1,201
4.270% due 01/25/2034 (a)		2,111	2,107
4.736% due 01/25/2034 (a)		4,294	4,291
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		3,409	3,446
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032 (a)		3,172	3,177
5.294% due 06/25/2032 (a)		225	227
6.246% due 06/25/2032 (a)		218	219
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		90	90
Fund America Investors Corp.
3.972% due 06/25/2023 (a)		28	28
GSR Mortgage Loan Trust
3.664% due 01/25/2034 (a)		860	861
Impac CMB Trust
3.714% due 07/25/2033 (a)		3,612	3,616
3.694% due 10/25/2033 (a)		537	536
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		2,273	2,267
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,794	2,810
Mellon Residential Funding Corp.
3.460% due 06/15/2030 (a)		7,935	7,930
Merrill Lynch Mortgage Investors, Inc.
4.797% due 01/25/2029 (a)		5,317	5,544
4.910% due 12/25/2032 (a)		1,081	1,061
Prime Mortgage Trust
3.714% due 02/25/2019 (a)		371	371
3.714% due 02/25/2034 (a)		1,472	1,475
Resecuritization Mortgage Trust
3.564% due 04/26/2021 (a)		11	11
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,239	1,255
Salomon Brothers Mortgage Securities VII, Inc.
4.972% due 12/25/2030 (a)		1,613	1,620
Structured Asset Mortgage Investments, Inc.
9.544% due 06/25/2029 (a)		1,747	1,831
Structured Asset Securities Corp.
3.794% due 03/25/2031 (a)		161	163
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		262	262
3.650% due 02/27/2034 (a)		3,144	3,141
3.904% due 06/25/2042 (a)		6,150	6,215

Total Mortgage-Backed Securities (Cost $63,191)			63,027

ASSET-BACKED SECURITIES 4.6%
AAA Trust
3.190% due 11/26/2035 (a)		7,416	7,429
AFC Home Equity Loan Trust
3.464% due 06/25/2028 (a)		1,072	1,073
Ameriquest Mortgage Securities, Inc.
3.584% due 08/25/2032 (a)		36	36
Asset-Backed Securities Corp. Home Equity
3.474% due 05/25/2035 (a)		5,511	5,507
Bear Stearns Asset-Backed Securities, Inc.
3.414% due 03/25/2035 (a)		1,618	1,619
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		1,200	1,199
Chase Funding Mortgage Loan Asset-Backed Certificates
3.684% due 10/25/2032 (a)		931	938
Countrywide Asset-Backed Certificates
3.454% due 05/25/2023 (a)		6,121	6,127
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)		771	778
3.644% due 05/25/2043 (a)		612	612
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.444% due 10/25/2034 (a)		2,421	2,421
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 10/20/2032 (a)		2,922	2,926
Household Mortgage Loan Trust
3.610% due 02/20/2033 (a)		1,535	1,539
Impac CMB Trust
3.564% due 01/25/2034 (a)		3,011	3,007
Indymac Home Equity Loan Asset-Backed Trust
3.764% due 10/25/2033 (a)		191	191
Irwin Home Equity Loan Trust
3.564% due 11/25/2028 (a)		1,692	1,692
Novastar Home Equity Loan
3.589% due 04/25/2028 (a)		312	312
Residential Asset Mortgage Products, Inc.
3.414% due 12/25/2025 (a)		5,838	5,842
3.564% due 02/25/2034 (a)		7,984	8,001
Residential Asset Securities Corp.
3.434% due 06/25/2025 (a)		216	216
3.614% due 01/25/2034 (a)		2,211	2,218

Total Asset-Backed Securities (Cost $53,626)			53,683

SOVEREIGN ISSUES 2.2%
Republic of Brazil
4.250% due 04/15/2006 (a)		1,864	1,866
4.313% due 04/15/2009 (a)		2,824	2,802
4.313% due 04/15/2012 (a)		412	398
8.000% due 04/15/2014		3,800	3,917
Russian Federation
8.750% due 07/24/2005		12,000	12,044
5.000% due 03/31/2030 (a)		100	112
United Mexican States
3.840% due 01/13/2009 (a)		4,700	4,772

Total Sovereign Issues (Cost $25,697)			25,911

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.8%
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	9,039
Republic of France
5.750% due 10/25/2032	EC	100	165
Republic of Germany
5.500% due 01/04/2031		200	316

Total Foreign Currency-Denominated Issues (Cost $7,158)			9,520

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		647	4
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		127	1
Strike @ 93.250 Exp. 09/19/2005		2,114	27
S&P 500 Index September Futures (CME)
Strike @ 750.000 Exp. 09/16/2005		832	0
Strike @ 725.000 Exp. 09/16/2005		800	0

Total Purchased Put Options (Cost $75)			32

		Shares
PREFERRED SECURITY 0.9%
DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,820

Total Preferred Security (Cost $9,564)			9,820

PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		35,800	1,995

Total Preferred Stock (Cost $1,810)			1,995

SHORT-TERM INSTRUMENTS (j) 58.3%		Principal Amount (000s)
Certificates of Deposit 2.4%
Unicredito Italiano SpA
3.150% due 08/05/2005		$28,200	28,200

Commercial Paper 33.3%
Bank of Ireland
3.180% due 08/22/2005		30,800	30,659
3.190% due 08/23/2005		3,100	3,086
Carolina Power & Light Co.
3.670% due 10/11/2005		600	594
Fannie Mae
3.172% due 08/31/2005		11,550	11,484
3.180% due 09/07/2005		32,488	32,279
3.205% due 09/07/2005		64,000	63,589
3.250% due 09/14/2005		11,900	11,816
Federal Home Loan Bank
2.963% due 07/01/2005		32,600	32,600
Florida Power Corp.
3.710% due 11/01/2005		7,400	7,312
Freddie Mac
3.250% due 09/13/2005		3,300	3,277
3.254% due 11/01/2005		22,900	22,628
3.310% due 11/03/2005		8,500	8,397
National Australia Funding, Inc.
3.030% due 07/01/2005		10,800	10,800
Public Service Electric & Gas Co.
3.690% due 11/30/2005		6,100	6,009
Rabobank USA Financial Corp.
3.370% due 07/01/2005		5,100	5,100
3.105% due 08/09/2005		30,700	30,597
Skandinaviska Enskilda Banken AB (SEB)
3.070% due 07/14/2005		3,900	3,896
3.100% due 07/18/2005		9,100	9,087
3.170% due 08/16/2005		8,200	8,167
3.280% due 09/07/2005		13,900	13,811
3.310% due 09/15/2005		800	794
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		3,500	3,500
3.105% due 07/11/2005		32,100	32,072
UBS Finance Delaware LLC
3.070% due 07/08/2005		3,500	3,498
3.105% due 07/11/2005		6,000	5,995
3.115% due 07/25/2005		11,900	11,875
3.255% due 09/26/2005		13,200	13,091
3.285% due 10/03/2005		600	595

			386,608

Repurchase Agreements 6.5%
Credit Suisse First Boston
2.700% due 07/01/2005		68,900	68,900
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 2.625%-3.500% due 03/15/2009-08/15/2009 valued at $70,486. Repurchase proceeds are $68,905.)
State Street Bank
2.650% due 07/01/2005		5,918	5,918
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $6,038. Repurchase proceeds are $5,918.)

			74,818

French Treasury Bills 10.5%
2.005% due 07/07/2005-09/22/2005 (e)	EC	100,750	121,373

			121,373

U.S. Treasury Bills 5.6%
2.937% due 09/01/2005-09/15/2005 (e)(f)(g)		$65,795	65,358

Total Short-Term Instruments (Cost $676,450)			676,357

Total Investments (k) (Cost $1,187,488)		102.5%	$1,189,031
Other Assets and Liabilities (Net)		(2.5%)	(29,006)

Net Assets		100.0%	$1,160,025

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $1,988 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(g) Securities with an aggregate market value of $77,711 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,076	$95
Eurodollar June Long Futures	06/2006	183	(4)
Eurodollar September Long Futures	09/2005	341	(405)
Eurodollar September Long Futures	09/2006	26	11
Eurodollar December Long Futures	12/2005	1,093	(1,339)
Emini S&P 500 Index September Long Futures	09/2005	8,723	(83)
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	12/2005	945	(16)
Euribor Purchased Put Options Strike @ 97.375	12/2005	621	178
Government of Japan 10-Year Note Long Futures	09/2005	22	179
S&P 500 Index September Long Futures	09/2005	1,789	(1,286)
U.S. Treasury 10-Year Note Short Futures	09/2005	774	(333)

			$(3,050)

(h) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(194)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(179)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(1,009)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(334)

							$(1,716)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.617%	03/20/2007	$2,800	$6
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	6
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	5
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	95
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	400	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	52
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	34
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	80
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	52
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	5,300	26
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	2,400	57
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	58
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	125
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	12

						$609

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD LIBOR plus 0.000%	04/28/2006	$12	$(21)
UBS Warburg LLC	S&P 500 Index	1-month USD LIBOR plus 0.000%	06/16/2006	45	(1,799)

					$(1,820)

(i) Restricted security as of June 30, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689	03/1/2019	07/7/1995	$1,308	$1,254	0.00%

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	5,600	09/2005	$362	$0	$362
Sell		5,600	09/2005	0	(189)	(189)
Buy	EC	1,755	07/2005	10	0	10
Sell		105,594	08/2005	438	(23)	415
Buy	JY	2,809,070	07/2005	0	(1,052)	(1,052)
Sell	N$	11,459	07/2005	207	0	207

				$1,017	$(1,264)	$(247)

(k) As of June 30, 2005, portfolio securities with an aggregate market value of $18,034 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.0%
Banking & Finance 2.0%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$300	$300
BNP Paribas
5.186% due 06/29/2049 (a)		1,200	1,215
Ford Motor Credit Co.
6.875% due 02/01/2006		100	101
7.600% due 08/01/2005		700	702
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		4,200	4,204

			6,522

Industrials 1.7%
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)		5,540	5,548
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	11

			5,559

Utilities 0.3%
Pacific Gas & Electric Co.
4.204% due 04/03/2006 (a)		325	325
Qwest Corp.
7.625% due 06/15/2015		600	616

			941

Total Corporate Bonds & Notes (Cost $13,238)			13,022

MUNICIPAL BONDS & NOTES 2.2%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
7.200% due 01/01/2035 (a)		1,700	1,878
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		20	20
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		1,000	1,057
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,095	3,214
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019		30	30
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033		600	638
New York, New York General Obligation Bonds, Series 2005
7.110% due 03/01/2030 (a)		200	224
State of Texas Highway Improvement General Obligation Bonds, Series 2005
1.010% due 04/01/2035		200	212

Total Municipal Bonds & Notes (Cost $6,772)			7,273

U.S. GOVERNMENT AGENCIES 46.3%
Fannie Mae
3.111% due 04/26/2035 (a)		349	349
3.319% due 09/22/2006 (a)		2,100	2,099
3.434% due 03/25/2034 (a)		1,137	1,138
3.664% due 03/25/2044 (a)		1,769	1,771
3.714% due 11/25/2032 (a)		155	155
3.971% due 05/01/2036 (a)		24	24
4.960% due 12/01/2036 (a)		106	108
5.000% due 11/01/2017 - 08/11/2035 (c)		36,087	36,350
5.146% due 04/01/2033 (a)		68	69
5.190% due 09/01/2034 (a)		128	129
5.500% due 05/01/2032 - 07/14/2035 (c)		102,625	104,114
6.000% due 07/25/2024		480	480
7.000% due 09/01/2013		24	25
8.000% due 12/01/2030		6	7
Freddie Mac
3.470% due 07/15/2016 (a)		1,862	1,864
4.230% due 02/01/2024 (a)		24	25
4.500% due 10/01/2007		79	79
5.000% due 08/15/2013		311	311
5.500% due 08/15/2030		102	102
5.700% due 02/15/2031		16	16
6.000% due 02/15/2030		357	358
8.000% due 01/01/2017		51	55
Government National Mortgage Association
4.375% due 03/20/2027 (a)		8	8
8.000% due 02/15/2030		3	3
Small Business Administration
5.520% due 06/01/2024		1,520	1,597

Total U.S. Government Agencies (Cost $150,307)			151,236

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Security (b)
2.000% due 01/15/2014		632	651
U.S. Treasury Bonds
5.500% due 08/15/2028		900	1,060
6.000% due 02/15/2026		800	986
7.875% due 02/15/2021		900	1,274
U.S. Treasury Note
4.875% due 02/15/2012		1,600	1,700

Total U.S. Treasury Obligations (Cost $5,627)			5,671

MORTGAGE-BACKED SECURITIES 4.1%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		700	692
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		326	336
6.500% due 02/25/2033		96	98
Bear Stearns Adjustable Rate Mortgage Trust
4.247% due 01/25/2034 (a)		135	135
4.716% due 12/25/2033 (a)		300	299
5.081% due 03/25/2033 (a)		12	12
5.345% due 01/25/2033 (a)		1	2
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		2,132	2,173
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		310	313
Countrywide Home Loans, Inc.
3.584% due 04/25/2034 (a)		708	707
CS First Boston Mortgage Securities Corp.
5.672% due 10/25/2032 (a)		1,306	1,318
5.721% due 05/25/2032 (a)		4	4
GSAMP Trust
3.504% due 10/25/2033 (a)		978	978
GSR Mortgage Loan Trust
3.445% due 06/01/2034 (a)		1,887	1,860
6.000% due 03/25/2032		3	3
Impac CMB Trust
3.714% due 07/25/2033 (a)		166	166
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		1,984	1,979
MASTR Asset Securitization Trust
5.500% due 09/25/2033		49	49
Merrill Lynch Mortgage Investors, Inc.
4.797% due 01/25/2029 (a)		550	573
4.910% due 12/25/2032 (a)		28	27
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		2	2
Prime Mortgage Trust
3.714% due 02/25/2019 (a)		41	41
3.714% due 02/25/2034 (a)		204	205
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		1,033	1,004
Structured Asset Securities Corp.
3.814% due 11/25/2033 (a)		50	51
Washington Mutual Mortgage Securities Corp.
3.746% due 08/25/2042 (a)		323	325
3.765% due 02/27/2034 (a)		104	104
5.380% due 02/25/2033 (a)		4	4
6.000% due 03/25/2017		2	2

Total Mortgage-Backed Securities (Cost $13,501)			13,462

ASSET-BACKED SECURITIES 5.8%
AAA Trust
3.414% due 04/25/2035 (a)		1,832	1,835
Aames Mortgage Investment Trust
3.394% due 08/25/2035 (a)		98	98
Accredited Mortgage Loan Trust
3.464% due 01/25/2035 (a)		1,499	1,500
Amortizing Residential Collateral Trust
3.604% due 07/25/2032 (a)		18	18
Argent Securities, Inc.
3.424% due 05/25/2034 (a)		357	357
Asset-Backed Securities Corp. Home Equity Loan Trust
3.474% due 09/25/2034 (a)		1,128	1,129
3.474% due 05/25/2035 (a)		1,476	1,475
Capital Auto Receivables Asset Trust
3.230% due 06/15/2006 (a)		169	169
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		300	300
Countrywide Asset-Backed Certificates
3.504% due 10/25/2021 (a)		834	835
3.554% due 12/25/2031 (a)		291	291
Credit-Based Asset Servicing & Securitization LLC
3.564% due 09/25/2033 (a)		295	295
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)		38	38
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 10/20/2032 (a)		623	624
Impac CMB Trust
3.564% due 01/25/2034 (a)		484	483
Residential Asset Mortgage Products, Inc.
3.454% due 04/25/2026 (a)		858	859
3.564% due 02/25/2034 (a)		1,258	1,261
3.654% due 09/25/2033 (a)		839	843
Residential Asset Securities Corp.
3.434% due 06/25/2025 (a)		36	36
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		2,223	2,224
3.141% due 04/25/2010 (a)		1,459	1,459
Specialty Underwriting & Residential Finance
3.644% due 11/25/2034 (a)		1,848	1,853
Structured Asset Securities Corp.
3.764% due 02/25/2033 (a)		121	121
Truman Capital Mortgage Loan Trust
3.654% due 01/25/2034 (a)		797	798

Total Asset-Backed Securities (Cost $18,880)			18,901

SOVEREIGN ISSUES 4.3%
Republic of Brazil
4.250% due 04/15/2006 (a)		176	176
4.313% due 04/15/2009 (a)		800	794
4.313% due 04/15/2012 (a)		1,976	1,912
4.313% due 04/15/2012 (a)		659	637
8.000% due 04/15/2014		1,583	1,632
9.230% due 06/29/2009 (a)		100	116
11.000% due 08/17/2040		3,200	3,854
Russian Federation
5.000% due 03/31/2030 (a)		2,200	2,462
8.250% due 03/31/2010 (a)		2,400	2,624
United Mexican States
6.375% due 01/16/2013		20	22

Total Sovereign Issues (Cost $13,809)			14,229

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 3.1%
Commonwealth of Canada
3.000% due 12/01/2036	C$	207	210
5.750% due 06/01/2033		500	507
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	248
Kingdom of Spain
4.200% due 01/31/2037		500	661
5.750% due 07/30/2032		700	1,147
Republic of France
4.000% due 04/25/2055		400	516
4.750% due 04/25/2035		1,300	1,873
5.750% due 10/25/2032		1,300	2,135
Republic of Germany
5.500% due 01/04/2031		1,200	1,897
5.625% due 01/04/2028		500	789

Total Foreign Currency-Denominated Issues (Cost $9,792)			9,983

		# of contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		214	3
Strike @ 93.750 Exp. 03/13/2006		580	3
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		109	1
Strike @ 91.750 Exp. 09/19/2005		208	0
Strike @ 94.750 Exp. 09/19/2005		387	5
S&P 500 Index September Futures (CME)
Strike @ 750.000 Exp. 09/16/2005		134	0
Strike @ 725.000 Exp. 09/16/2005		400	0
U.S Treasury Bond 30-Year Futures (CBOT)
6.000% due 09/30/2005
Strike @ 104.000 Exp. 08/26/2005		182	3
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 09/30/2005
Strike @ 103.000 Exp. 08/26/2005		143	2
Strike @ 121.000 Exp. 08/26/2005		120	2

Total Purchased Put Options (Cost $38)			19

		Shares
PREFERRED SECURITY 0.3%
DG Funding Trust
3.360% due 12/29/2049 (a)		90	968

Total Preferred Security (Cost $948)			968

PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		12,800	713

Total Preferred Stock (Cost $647)			713

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 40.8%
Commercial Paper 15.8%
Carolina Power & Light Co.
3.670% due 10/11/2005		$200	198
Den Norske Bank ASA
3.280% due 09/29/2005		1,600	1,586
3.295% due 10/03/2005		500	496
Dexia Delaware LLC
3.235% due 08/12/2005		7,900	7,870
Fannie Mae
3.191% due 09/07/2005		7,900	7,849
Rabobank USA Financial Corp.
3.370% due 07/01/2005		9,000	9,000
Skandinaviska Enskilda Banken AB (SEB)
3.310% due 09/15/2005		7,900	7,843
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		7,100	7,100
UBS Finance Delaware LLC
3.255% due 09/26/2005		800	793
3.375% due 10/17/2005		7,900	7,818
3.390% due 07/01/2005		1,200	1,200

			51,753

Repurchase Agreement 4.5%
Credit Suisse First Boston
2.700% due 07/01/2005		11,000	11,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $11,284. Repurchase proceeds are $11,001.)
State Street Bank
2.650% due 07/01/2005		3,653	3,653
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $3,729. Repurchase proceeds are $3,653.)

			14,653

French Treasury Bill 13.2%
2.000% due 09/08/2005	EC	35,660	42,989
U.S. Treasury Bills 7.3%
2.945% due 09/01/2005-09/15/2005 (c)(e)(f)		$23,940	23,770

Total Short-Term Instruments (Cost $132,940)			133,165

Total Investments (d) (Cost $366,499)		112.8%	$368,642
Written Options (h)		(0.0%)	(83)
(Premiums $130)
Other Assets and Liabilities (Net)		(12.8%)	(41,853)

Net Assets		100.0%	$326,706

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $2,527 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) Securities with an aggregate market value of $23,522 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Emini S&P 500 Index September Long Futures	06/2005	271	$39
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	135	0
Euro-Bobl 5-Year Note Long Futures	09/2005	14	19
Government of Japan 10-Year Note Long Futures	09/2005	3	24
S&P 500 Index September Long Futures	09/2005	985	(1,396)
Eurodollar September Long Futures	09/2005	126	(124)
U.S. Treasury 10-Year Note Short Futures	09/2005	22	(13)
U.S. Treasury 30-Year Bond Long Futures	09/2005	189	82
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	0
Eurodollar December Long Futures	12/2005	626	(622)
Eurodollar March Long Futures	03/2006	518	160
Eurodollar June Long Futures	06/2006	85	(2)
Eurodollar September Long Futures	09/2006	29	13

			$(1,821)

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(87)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(153)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	7
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	400	(17)
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	400	17
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	200	25
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	700	90

							$(118)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	$500	$2
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	2,800	46
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% Due 08/28/2012	Sell	3.500%	06/20/2006	2,800	48
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	31
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	8
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	6

						$141

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.000%	06/16/2006	$9	$(342)

					$(342)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	36	$5	$1
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	36	4	1
Call - CBOT U.S. Treasury Bond September Futures	121.000	08/26/2005	24	22	15
Call - CBOT U.S. Treasury Note September Futures	115.000	08/26/2005	94	27	30
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	95	23	13
Put - CBOT U.S. Treasury Bond September Futures	115.000	08/26/2005	24	16	9
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	119	30	11
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	13	3	3

				$130	$83

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$2,500	$2,528	$2,529

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	182	08/2005	5	$0	$5
Sell		182	08/2005	0	(6)	(6)
Buy		2,928	09/2005	179	0	179
Sell		2,929	09/2005	0	(92)	(92)
Sell	C$	825	07/2005	0	(10)	(10)
Buy	CP	43,444	08/2005	0	0	0
Buy		60,602	09/2005	2	0	2
Sell	EC	7,388	07/2005	4	0	4
Sell		37,239	08/2005	5	(106)	(101)
Buy	JY	764,456	07/2005	0	(281)	(281)
Buy	KW	71,100	08/2005	0	(2)	(2)
Buy		118,000	09/2005	0	(2)	(2)
Buy	MP	1,123	09/2005	0	0	0
Buy	PN	209	08/2005	0	0	0
Buy		245	09/2005	0	0	0
Buy	PZ	192	08/2005	0	0	0
Buy		199	09/2005	0	0	0
Buy	RP	4,721	09/2005	0	0	0
Buy	RR	1,740	08/2005	0	(1)	(1)
Buy		3,058	09/2005	0	0	0
Buy	S$	105	08/2005	0	(1)	(1)
Buy		171	09/2005	0	(1)	(1)
Buy	SV	1,973	08/2005	0	(1)	(1)
Buy		2,346	09/2005	0	0	0
Buy	T$	2,030	08/2005	0	(1)	(1)
Buy		3,331	09/2005	0	(1)	(1)

				$195	$(505)	$(310)

See accompanying notes

Schedule of Investments

StocksPLUS TR Short Strategy Fund

June 30, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.2%
Banking & Finance 2.2%
Bear Stearns Cos., Inc.
3.340% due 04/29/2008 (a)		$200	$200
Citigroup Global Markets Holdings, Inc.
3.410% due 03/07/2008 (a)		25	25
Ford Motor Credit Co.
3.572% due 07/07/2005 (a)		40	40
6.875% due 02/01/2006		30	30
3.590% due 03/13/2007 (a)		200	187
General Motors Acceptance Corp.
4.070% due 04/13/2006 (a)		40	40
4.050% due 01/16/2007 (a)		100	98
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)		20	20

			640

Industrials 0.7%
DaimlerChrysler NA Holding Corp.
3.890% due 05/24/2006 (a)		200	201

Utilities 0.3%
Qwest Corp.
7.625% due 06/15/2015		100	103

Total Corporate Bonds & Notes (Cost $942)			944

MUNICIPAL BONDS & NOTES 0.9%
Illinois State General Obligation Bonds, Series 2005
7.200% due 03/01/2034 (a)		1	1
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	26
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		125	134
New York City, New York Municipal Water Finance Authority, Series 2005
7.220% due 06/15/2038		50	57
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.200% due 01/01/2035 (a)		13	14
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2003
6.250% due 06/01/2043		35	37

Total Municipal Bonds & Notes (Cost $252)			269

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
3.111% due 04/26/2035 (a)		44	44
3.319% due 09/22/2006 (a)		25	25
5.500% due 04/01/2034 - 07/14/2035 (c)		3,049	3,091
Freddie Mac
3.470% due 07/15/2016 (a)		15	15
5.500% due 08/15/2030		5	5
Small Business Administration
5.520% due 06/01/2024		24	25

Total U.S. Government Agencies (Cost $3,196)			3,205

U.S. TREASURY OBLIGATIONS 3.3%
Treasury Inflation Protected Security (b)
2.000% due 07/15/2014		103	106
U.S. Treasury Note
4.875% due 02/15/2012		800	850

Total U.S. Treasury Obligations (Cost $951)			956

MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		100	99
Bear Stearns Adjustable Rate Mortgage Trust
4.247% due 01/25/2034 (a)		4	4
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		24	25
Mellon Residential Funding Corp.
3.460% due 06/15/2030 (a)		14	14
People’s Choice Home Loan Securities Trust
3.424% due 09/25/2024 (a)		176	176
Structured Asset Securities Corp.
3.484% due 12/25/2034 (a)		56	56

Total Mortgage-Backed Securities (Cost $375)			374

ASSET-BACKED SECURITIES 5.7%
AAA Trust
3.414% due 04/25/2035 (a)		175	175
Asset-Backed Securities Corp. Home Equity
3.474% due 05/25/2035 (a)		98	98
Carrington Mortgage Loan Trust
3.404% due 05/25/2035 (a)		66	66
3.240% due 06/25/2035 (a)		30	30
Centex Home Equity Co. LLC
3.326% due 06/25/2035 (a)		300	300
Citigroup Mortgage Loan Trust, Inc.
3.306% due 05/25/2035 (a)		100	100
Countrywide Asset-Backed Certificates
3.554% due 12/25/2031 (a)		3	3
3.624% due 03/25/2034 (a)		17	17
3.380% due 10/25/2035 (a)		100	100
Credit-Based Asset Servicing & Securitization LLC
3.444% due 08/25/2034 (a)		1	1
Finance America Mortgage Loan Trust
3.484% due 06/25/2034 (a)		40	41
Indymac Home Equity Loan Asset-Backed Trust
3.504% due 11/25/2034		81	81
IXIS Real Estate Capital Trust
3.394% due 09/25/2035 (a)		96	96
Renaissance Home Equity Loan Trust
3.514% due 07/25/2034 (a)		13	13
Residential Asset Mortgage Products, Inc.
3.454% due 04/25/2026 (a)		21	22
Sears Credit Account Master Trust
6.750% due 09/16/2009		300	302
Structured Asset Investment Loan Trust
3.464% due 09/25/2034 (a)		220	220
Structured Asset Securities Corp.
3.764% due 02/25/2033 (a)		12	12

Total Asset-Backed Securities (Cost $1,678)			1,677

SOVEREIGN ISSUES 1.6%
Republic of Brazil
4.250% due 04/15/2006 (a)		5	5
8.000% due 04/15/2014		317	327
8.875% due 10/14/2019		100	106
Russian Federation
8.250% due 03/31/2010 (a)		20	22
5.000% due 03/31/2030 (a)		20	22

Total Sovereign Issues (Cost $467)			482

FOREIGN CURRENCY-DENOMINATED ISSUES (e) 2.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	300	373
Kingdom of Spain
5.750% due 07/30/2032		25	41
Republic of France
5.000% due 07/12/2005		100	121
4.750% due 04/25/2035		25	36
4.000% due 04/25/2055		25	32

Total Foreign Currency-Denominated Issues (Cost $610)			603

		# of Contracts
PURCHASED CALL OPTIONS 0.0%
S&P 500 Index September Futures (CME)
Strike @ 1600.00 Exp. 09/16/2005		42	0
Strike @ 1500.000 Exp. 09/16/2005		6	0

Total Purchased Call Options (Cost $1)			0

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		2	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		7	0
U.S Treasury Bond 30-Year Futures (CBOT)
6.000% due 09/30/2005
Strike @ 104.000 Exp. 08/26/2005		73	1
Strike @ 103.000 Exp. 08/26/2005		13	1

Total Purchased Put Options (Cost $2)			2

		Shares
PREFERRED SECURITY 0.1%
DG Funding Trust
3.360% due 12/29/2049 (a)		3	32

Total Preferred Security (Cost $32)			32

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (e) 77.1%
Commercial Paper 65.0%
Anz National International Ltd.
3.040% due 07/19/2005		$600	599
Barclays U.S. Funding Corp.
3.085% due 08/18/2005		500	498
CBA (de) Finance
3.140% due 08/08/2005		800	797
CDC IXIS Commercial Paper, Inc.
3.080% due 07/19/2005		800	799
Danske Corp.
3.020% due 07/15/2005		200	200
3.035% due 07/18/2005		300	299
3.110% due 08/05/2005		400	399
Den Norske Bank ASA
2.980% due 07/14/2005		100	100
3.240% due 09/23/2005		700	694
Dexia Delaware LLC
3.150% due 08/09/2005		900	897
Fannie Mae
3.005% due 07/27/2005		300	299
3.076% due 08/10/2005		300	299
3.172% due 08/31/2005		600	596
3.191% due 09/07/2005		300	298
Federal Home Loan Bank
3.030% due 08/08/2005		700	698
ForeningsSparbanken AB
3.040% due 07/14/2005		400	399
3.120% due 08/03/2005		300	299
Fortis Funding LLC
3.090% due 07/27/2005		800	798
Freddie Mac
2.872% due 07/26/2005		800	798
2.943% due 08/01/2005		100	100
3.020% due 08/02/2005		300	299
2.991% due 08/09/2005		300	299
2.996% due 08/09/2005		800	797
General Electric Capital Corp.
3.040% due 07/11/2005		200	200
3.150% due 08/01/2005		600	598
HBOS Treasury Services PLC
3.030% due 07/11/2005		200	200
3.040% due 07/15/2005		100	100
3.120% due 08/08/2005		400	399
3.160% due 08/10/2005		100	100
3.280% due 09/22/2005		100	99
ING U.S. Funding LLC
3.040% due 07/18/2005		500	499
3.040% due 07/19/2005		100	100
3.090% due 07/26/2005		200	200
National Australia Funding, Inc.
3.080% due 07/11/2005		500	500
Nordea North America, Inc.
3.120% due 08/03/2005		800	798
Rabobank USA Financial Corp.
3.005% due 07/12/2005		200	200
Royal Bank of Scotland PLC
3.230% due 09/01/2005		600	596
Skandinaviska Enskilda Banken AB (SEB)
3.030% due 07/13/2005		400	400
3.040% due 07/14/2005		300	300
3.170% due 08/18/2005		300	299
Spintab AB
3.080% due 08/11/2005		100	100
Svenska Handelsbanken, Inc.
3.050% due 07/20/2005		600	599
UBS Finance Delaware LLC
3.065% due 07/11/2005		500	500
Westpac Trust Securities NZ Ltd. London
3.150% due 08/11/2005		1,000	996

			19,044

Repurchase Agreement 2.1%
State Street Bank
2.650% due 07/01/2005		619	619
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $632. Repurchase proceeds are $619.)

French Treasury Bill 2.5%
1.010% due 07/13/2005	EC	600	726
U.S. Treasury Bills 7.5%
2.942% due 09/01/2005-09/15/2005 (c)(d)		2,220	2,205

Total Short-Term Instruments (Cost $22,644)			22,594

Total Investments (g) (Cost $31,150)		106.2%	$31,138
Written Options (f) (Premiums $11)		(0.0%)	(7)
Other Assets and Liabilities (Net)		(6.2%)	(1,809)

Net Assets		100.0%	$29,322

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $2,205 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	11	$5
Eurodollar December Short Futures	12/2005	2	1
Emini S&P 500 Index September Short Futures	09/2005	39	11
Euro-Bobl 5-Year Note Long Futures	09/2005	1	1
S&P 500 Index September Short Futures	09/2005	89	126
U.S. Treasury 10-Year Note Short Futures	09/2005	2	(1)
U.S. Treasury 30-Year Bond Long Futures	09/2005	87	42

			$185

(e) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	14	09/2005	$1	$0	$1
Sell		14	09/2005	0	0	0
Sell	EC	730	07/2005	49	0	49
Sell		383	08/2005	1	0	1
Buy	JY	24,099	07/2005	0	(9)	(9)

				$51	$(9)	$42

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	3	$0	$0
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	3	0	0
Call - CBOT U.S. Treasury Bond September Futures	121.000	08/26/2005	2	2	1
Call - CBOT U.S. Treasury Note September Futures	115.000	08/26/2005	8	2	3
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	8	2	1
Put - CBOT U.S. Treasury Bond September Futures	115.000	08/26/2005	2	1	1
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	11	4	1
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	1	0	0

				$11	$7

(g) As of June 30, 2005, portfolio securities with an aggregate market value of $474 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

Total Return Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.0%
Myra-Pemex Trust
2.772% due 12/23/2006 (a)		$168	$165
3.612% due 12/23/2006 (a)		1,194	1,188
3.875% due 12/23/2006 (a)		505	497
3.875% due 12/23/2006 (a)		148	146
3.875% due 12/23/2006 (a)		403	397
4.000% due 10/20/2006 (a)		64	63
4.000% due 12/23/2006 (a)		760	750

Total Bank Loan Obligations (Cost $3,160)			3,206

CORPORATE BONDS & NOTES 4.1%
Banking & Finance 2.4%
American General Finance Corp.
3.492% due 03/23/2007 (a)		49,900	49,888
Asian Development Bank
5.820% due 06/16/2028		1,100	1,309
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,874
Bear Stearns Cos., Inc.
3.310% due 01/16/2007 (a)		400	401
BFC Finance Corp.
7.375% due 12/01/2017		1,000	1,184
CIT Group, Inc.
3.468% due 02/15/2007		3,000	3,007
3.470% due 08/31/2006		400	400
7.750% due 04/02/2012		250	294
Citigroup, Inc.
3.410% due 06/04/2007		3,800	3,804
5.625% due 08/27/2012		200	214
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		4,700	5,453
Export-Import Bank of Korea
6.500% due 11/15/2006		9,035	9,319
7.100% due 03/15/2007		31,900	33,438
First National Bank Chicago
8.080% due 01/05/2018		247	299
Ford Motor Credit Co.
3.572% due 07/07/2005 (a)		13,900	13,898
3.590% due 07/18/2005 (a)		28,990	28,979
3.750% due 11/16/2006 (a)		22,080	21,894
4.308% due 09/28/2007 (a)		20,000	19,339
4.389% due 03/21/2007 (a)		13,400	13,124
4.711% due 01/15/2010 (a)		20,300	18,627
5.700% due 01/15/2010		5,300	4,893
5.800% due 01/12/2009		97,228	92,370
6.500% due 02/15/2006		6,000	6,047
6.500% due 01/25/2007		16,300	16,423
6.625% due 06/16/2008		10,000	9,883
6.875% due 02/01/2006		20,459	20,666
7.000% due 10/01/2013		10,000	9,609
7.250% due 10/25/2011		700	674
7.375% due 10/28/2009		5,600	5,477
7.375% due 02/01/2011		32,500	31,694
7.450% due 07/16/2031		13,000	10,880
7.600% due 08/01/2005		179,853	180,259
General Electric Capital Corp.
3.390% due 03/04/2008 (a)		47,600	47,636
3.504% due 06/22/2007		20,015	20,047
General Motors Acceptance Corp.
3.700% due 03/20/2007 (a)		67,300	65,302
4.050% due 01/16/2007 (a)		12,800	12,525
4.070% due 04/13/2006 (a)		7,200	7,172
4.100% due 07/16/2007 (a)		17,518	16,914
4.145% due 05/18/2006 (a)		200	199
4.395% due 10/20/2005 (a)		94,000	94,088
4.500% due 07/15/2006		9,000	8,879
5.850% due 01/14/2009		100	94
6.125% due 09/15/2006		4,600	4,605
6.750% due 12/01/2014		6,250	5,601
6.875% due 09/15/2011		15,000	13,863
6.875% due 08/28/2012		1,100	1,008
7.250% due 03/02/2011		23,800	22,342
7.430% due 12/01/2021		1,183	1,197
7.500% due 07/15/2005		32,856	32,870
8.375% due 07/15/2033		200	168
Goldman Sachs Group, Inc.
3.270% due 01/09/2007 (a)		720	721
3.590% due 03/30/2007 (a)		3,700	3,705
3.928% due 02/09/2009 (a)		10,000	10,163
Household Finance Corp.
3.378% due 02/09/2007 (a)		2,400	2,406
HSBC Bank USA North America
3.120% due 09/21/2007 (a)		500	501
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)		43,400	52,936
10.176% due 12/31/2049 (a)		46,160	74,085
10.176% due 12/31/2049 (a)		20,000	31,915
HSBC Finance Corp.
3.270% due 05/10/2007 (a)		16,000	16,003
3.360% due 02/28/2007 (a)		90,300	90,334
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		600	634
Jenkins-Empire Associates
6.840% due 08/01/2008		1,213	1,103
Korea Development Bank
6.750% due 12/01/2005		55	56
7.250% due 05/15/2006		50	51
Lloyds TSB Bank PLC
3.699% due 08/25/2010		3,000	3,000
Merrill Lynch & Co., Inc.
3.350% due 10/27/2006		3,000	3,006
3.555% due 03/19/2007		1,220	1,222
Morgan Stanley Dean Witter & Co.
3.270% due 01/12/2007 (a)		7,280	7,289
5.300% due 03/01/2013		300	312
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		234,600	233,353
Natexis Ambs Co. LLC
8.440% due 12/29/2049 (a)		14,000	15,568
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)		28,000	32,875
Oasis CBO, Ltd.
3.895% due 05/30/2011 (a)		2,647	2,627
Parker Retirement Savings Plan
6.340% due 07/15/2008		382	394
Pemex Finance Ltd.
8.020% due 05/15/2007		1,733	1,797
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		73,200	75,292
6.620% due 07/03/2008 (a)		16,700	14,281
Premium Asset Trust
3.420% due 10/06/2005 (a)		300	300
3.745% due 09/08/2007 (a)		34,900	33,121
Pricoa Global Funding I
3.350% due 11/24/2006		2,000	2,001
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		15,500	15,229
7.250% due 02/15/2011		29,443	28,339
Racers
3.568% due 08/15/2007 (a)		4,500	4,321
Residential Reinsurance Ltd.
8.280% due 06/08/2006 (a)		17,800	17,339
Royal Bank of Scotland PLC
7.648% due 08/31/2049 (a)		195	249
9.118% due 03/31/2049		73,700	87,858
SLM Corp.
3.281% due 01/25/2007 (a)		2,700	2,706
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049		550	605
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)		15,270	2,710
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)		23,900	28,427
UFJ Finance Aruba AEC
6.750% due 07/15/2013		92,360	103,162
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		19,600	19,644
Wells Fargo & Co.
5.125% due 02/15/2007		3,500	3,559

			1,998,329

Industrials 1.6%
Altria Group, Inc.
6.950% due 06/01/2006		9,540	9,768
7.000% due 07/15/2005		15,125	15,137
7.200% due 02/01/2007		37,000	38,565
America West Airlines, Inc.
6.870% due 01/02/2017		1,606	1,572
American Airlines, Inc.
6.978% due 04/01/2011		24,495	25,321
AOL Time Warner, Inc.
6.875% due 05/01/2012		250	283
Ball Corp.
7.750% due 08/01/2006		7,253	7,543
Caesars Entertainment, Inc.
7.875% due 12/15/2005		6,000	6,105
Comcast Continental Cablevision, Inc.
7.125% due 06/15/2013		400	459
8.875% due 09/15/2005		6,400	6,457
Continental Airlines, Inc.
6.503% due 06/15/2011		9,220	9,108
6.820% due 05/01/2018		5,506	5,298
6.900% due 01/02/2018		1,298	1,291
7.056% due 09/15/2009		40,409	41,762
7.487% due 10/02/2010		1,215	1,229
7.707% due 04/02/2021		3,206	3,211
CSX Corp.
3.510% due 08/03/2006 (a)		19,331	19,372
DaimlerChrysler NA Holding Corp.
3.600% due 11/17/2006 (a)		1,500	1,500
3.610% due 03/07/2007 (a)		145,000	144,609
3.890% due 05/24/2006 (a)		44,190	44,315
4.270% due 09/26/2005 (a)		29,850	29,893
6.500% due 11/15/2013		200	217
Delhaize America, Inc.
7.375% due 04/15/2006		11,300	11,603
Delta Air Lines, Inc.
7.570% due 05/18/2012		9,750	9,179
Duty Free International, Inc.
7.000% due 12/31/2049		175	175
EchoStar DBS Corp.
6.350% due 10/01/2008 (a)		500	514
El Paso CGP Co.
6.375% due 02/01/2009		9,000	8,910
6.500% due 05/15/2006		510	519
6.700% due 02/15/2027		400	405
7.420% due 02/15/2037		9,000	8,100
7.500% due 08/15/2006		9,075	9,325
7.750% due 06/15/2010		15,500	15,888
9.625% due 05/15/2012		9,000	9,900
El Paso Corp.
6.750% due 05/15/2009		41,669	41,877
6.950% due 12/15/2007		10,100	10,264
7.000% due 05/15/2011		12,000	12,030
7.750% due 01/15/2032		108,770	106,595
7.800% due 08/01/2031		17,100	16,715
7.875% due 06/15/2012		32,300	33,431
8.050% due 10/15/2030		12,000	11,940
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		3,200	1,584
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,200	3,296
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		12,500	12,719
Mandalay Resort Group
6.500% due 07/31/2009		2,500	2,569
Marathon Oil Corp.
5.375% due 06/01/2007		250	255
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (m)		1,487	1,471
MCI, Inc.
6.688% due 05/01/2009		39,000	40,706
Mirage Resorts, Inc.
7.250% due 10/15/2006		2,113	2,184
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,130	24,874
7.875% due 02/01/2009		3,770	4,128
8.000% due 11/15/2011		100,650	114,590
8.625% due 02/01/2022		38,977	48,137
8.850% due 09/15/2007		1,800	1,974
9.125% due 10/13/2010		85	100
9.250% due 03/30/2018		2,000	2,590
9.375% due 12/02/2008		51,650	59,010
9.500% due 09/15/2027		31,000	40,610
Qwest Corp.
5.625% due 11/15/2008		5,000	4,938
7.200% due 11/10/2026		2,150	1,946
7.500% due 06/15/2023		6,850	6,353
8.875% due 03/15/2012		26,725	29,197
8.875% due 06/01/2031		10,323	10,478
Sonat, Inc.
6.750% due 10/01/2007		2,300	2,289
7.625% due 07/15/2011		23,220	23,510
Southwestern Public Service Co.
5.125% due 11/01/2006		10,690	10,827
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		26,370	28,280
Tyco International Group S.A.
6.375% due 02/15/2006		27,075	27,441
UAL Equipment Trust
11.080% due 05/27/2006		10,249	1,822
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)		14,768	14,289
6.071% due 03/01/2013 (b)		6,515	6,132
6.201% due 09/01/2008 (b)		14,034	13,363
6.602% due 09/01/2013 (b)		8,842	8,581
6.932% due 09/01/2011 (b)(m)		10,500	6,658
7.186% due 04/01/2011 (b)		19,546	18,716
7.730% due 07/01/2010 (b)		6,397	5,964
8.030% due 07/01/2011 (b)		465	145
9.060% due 06/17/2015 (b)		6,000	3,262
9.200% due 03/22/2008 (b)		3,380	1,611
9.210% due 01/21/2017 (b)		15,900	8,586
10.020% due 03/22/2014 (b)		11,925	5,639
10.125% due 03/22/2015 (b)		14,300	5,747
10.360% due 11/13/2012 (b)		7,000	3,903
10.850% due 07/05/2014 (b)		34,111	14,924
10.850% due 02/19/2015 (b)		3,000	1,313

			1,347,096

Utilities 0.1%
American Electric Power Co., Inc.
4.709% due 08/16/2007 (a)		4,100	4,143
AT&T Corp.
7.300% due 11/15/2011		95	110
Dominion Resources, Inc.
7.625% due 07/15/2005		1,425	1,426
El Paso Natural Gas Co.
8.375% due 06/15/2032		20,520	23,967
Entergy Arkansas, Inc.
6.125% due 07/01/2005		4,900	4,900
France Telecom S.A.
8.500% due 03/01/2011 (a)		350	407
Hydro-Quebec
3.359% due 09/29/2049 (a)		5,600	5,338
Ohio Edison Co.
5.450% due 05/01/2015		350	365
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		266	266
Qwest Corp.
4.000% due 06/15/2013 (a)		2,800	2,881
7.625% due 06/15/2015		2,000	2,053
SBC Communications, Inc.
4.125% due 09/15/2009		200	199
Sprint Capital Corp.
6.000% due 01/15/2007 (m)		37,470	38,411
7.125% due 01/30/2006 (m)		13,468	13,695
8.375% due 03/15/2012		750	903
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		14,800	15,182
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)		150	150
U.S. West Communications, Inc.
6.000% due 08/01/2007		2,070	2,080
United Telecom, Inc.
6.890% due 07/01/2008		700	714
United Telephone Company of the Northwest
6.890% due 07/01/2008		2,760	2,802
Verizon North, Inc.
5.604% due 01/01/2022		3,000	3,024
5.634% due 01/01/2021		3,000	3,033

			126,049

Total Corporate Bonds & Notes (Cost $3,367,932)			3,471,474

MUNICIPAL BONDS & NOTES 1.2%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	1,031
Alabama State General Obligation Bonds, Series 2001
6.600% due 09/01/2021 (a)		13,228	14,215
Austin, Texas Utilities Systems Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		2,000	2,114
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		3,875	4,096
Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032		7,300	7,800
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032		4,000	4,191
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
7.490% due 12/01/2029 (a)		2,500	2,659
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.480% due 07/01/2012 (a)		110	134
California State Economic Recovery General Obligation Bonds, Series 2004
5.000% due 07/01/2011		200	221
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		3,000	3,148
6.125% due 06/01/2038		2,000	2,118
6.125% due 06/01/2043		2,000	2,114
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		190,775	208,124
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028 (e)		21,000	7,048
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2027		1,000	1,054
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		300	314
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2018		400	432
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2028		3,000	3,241
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		300	326
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026		2,540	2,667
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
6.740% due 08/15/2031		7,500	8,388
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028		4,500	4,610
El Paso County, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2023		2,000	2,126
5.000% due 12/01/2027		2,820	2,975
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032		150	158
Frisco, Texas General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2016		1,000	1,091
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032 (e)		12,190	3,247
0.000% due 08/15/2034 (e)		5,265	1,268
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039		8,060	9,083
7.875% due 06/01/2042		5,000	6,038
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		2,545	2,574
Henderson, Neveda General Obligation Bonds, Series 2000
5.500% due 04/01/2020		2,000	2,218
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028 (e)		8,720	2,907
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041		270	293
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		110	123
Illinois Educational Facilities Authority Revenue Bonds, Series 2005
6.740% due 12/01/2033		5,000	5,503
6.760% due 07/01/2033		1,195	1,319
Illinois State General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020		1,000	1,081
Illinois State General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017		1,300	1,415
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027		3,295	3,384
Illinois State General Obligation Bonds, Series 2005
6.740% due 03/01/2034 (a)		37,204	40,930
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016		700	758
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035		1,250	1,282
Jacksonville, Florida Water and Sewer System Revenue Bonds, Series 2004
5.000% due 10/01/2011		200	219
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		18,745	19,576
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028		200	216
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
6.750% due 08/01/2034		5,000	5,860
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018		45	51
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
9.070% due 01/01/2018 (a)		2,618	3,333
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		1,800	1,889
Metropolitan Pier & Exposition Authority Revenue Bonds, Series 2002
0.000% due 12/15/2032 (e)		55,000	15,167
Michigan Grosse Pointe Public School System General Obligation Bonds, Series 2005
6.490% due 05/01/2027		5,455	5,887
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		300	341
Michigan State Chippewa Valley Schools General Obligation Bonds, (FSA Q-SBLF Insured), Series 2005
6.740% due 05/01/2034		5,750	6,512
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,955	4,107
6.125% due 06/01/2042		7,065	7,419
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024		13,000	13,901
6.375% due 06/01/2032		112,110	120,551
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		9,025	9,439
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		1,000	1,118
New Jersey State University of Medicine & Dentistry Certificate Participation, (MBIA Insured), Series 2005
6.760% due 06/15/2036		4,125	4,594
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030		27,700	32,956
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027		50	56
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (Government of Authority Insured), Series 2001
5.000% due 01/01/2032		4,650	4,862
New York, New York General Obligation Bonds, Series 2005
6.650% due 03/01/2030 (a)		13,400	14,976
6.650% due 03/01/2035 (a)		11,500	12,797
New York, New York Gneral Obligation Bonds, Series 2004
5.000% due 11/01/2034		2,710	2,858
New York, New York Gneral Obligation Bonds, Series 2005
5.000% due 03/01/2030		5,000	5,294
5.000% due 04/01/2030		7,500	8,388
5.000% due 04/01/2035		3,000	3,170
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.760% due 06/15/2038		23,300	26,303
6.810% due 06/15/2037		57,500	64,912
7.350% due 06/15/2035 (a)		8,050	9,001
New York, New York Transitional Finance Authority Revenue Bonds, Series 2005
7.350% due 11/01/2011		375	448
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
7.750% due 11/01/2024 (a)		500	598
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2035		4,023	4,436
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		100	105
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030		200	217
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027		2,915	3,081
5.000% due 08/01/2033		5,000	5,226
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029		3,500	3,696
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	7,392
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032		5,000	5,227
South Carolina State Public Service Authority Revenue Bonds, Series 2004
5.000% due 01/01/2013		400	446
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032		3,750	3,853
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		3,400	3,619
Southbridge, Massachusetts Associations Corp. Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022		31,105	39,779
State of Texas General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,950	3,036
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.000% due 04/01/2035		56,725	60,016
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028		3,120	3,209
University of Texas Permanent University Fund Revenue Bonds, Series 2005
6.960% due 07/01/2030		33,605	35,586
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024		3,500	3,707
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026		1,050	1,079
5.625% due 06/01/2037		10,050	10,353
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032		6,850	7,485
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018		1,760	1,894
5.000% due 06/01/2019		1,865	2,000
5.000% due 06/01/2020		1,900	2,030
5.100% due 06/01/2021		1,945	2,095
5.100% due 06/01/2022		2,120	2,282
5.100% due 06/01/2023		2,305	2,465
5.250% due 06/01/2016		1,600	1,794
5.250% due 06/01/2017		1,715	1,923

Total Municipal Bonds & Notes (Cost $914,304)			994,648

U.S. GOVERNMENT AGENCIES 43.1%
Fannie Mae
0.000% due 04/25/2018 - 05/25/2023 (g)		18	17
0.010% due 09/01/2007 - 08/25/2023 (c)(g)		135	125
0.950% due 03/25/2009 (a)(d)		3,392	45
0.990% due 06/01/2034 - 06/10/2035 (g)		5,643	5,709
1.000% due 09/25/2023		22	22
1.875% due 09/15/2005		85	85
2.000% due 01/15/2006		890	882
2.915% due 09/22/2006 (a)		337,375	337,279
3.000% due 08/25/2009		65,266	64,804
3.066% due 01/01/2021 (a)		33	33
3.111% due 04/26/2035 (a)		94,946	95,005
3.245% due 05/28/2035 (a)		7,833	7,833
3.250% due 08/15/2008		25	25
3.319% due 01/01/2020 (a)		1,745	1,769
3.325% due 06/01/2022 (a)		110	112
3.360% due 07/25/2035 (a)		87,770	87,797
3.401% due 09/01/2024 (a)		328	336
3.410% due 02/01/2022 (a)		227	230
3.415% due 12/01/2018 - 09/01/2024 (a)(g)		927	935
3.433% due 03/01/2033 (a)		294	297
3.444% due 09/01/2017 (a)		1,634	1,633
3.454% due 03/01/2019 (a)		1,744	1,775
3.499% due 06/01/2023 (a)		288	292
3.505% due 12/01/2020 (a)		1,705	1,730
3.596% due 07/01/2024 (a)		1,364	1,400
3.636% due 02/01/2028 (a)		1,482	1,499
3.660% due 04/18/2028 (a)		407	408
3.683% due 11/01/2025 (a)		933	959
3.699% due 11/01/2024 (a)		4,599	4,649
3.710% due 10/18/2030 (a)		2,728	2,749
3.713% due 08/01/2027 (a)		2,924	2,967
3.720% due 08/01/2027 (a)		5,582	5,751
3.728% due 10/01/2040 (a)		3,757	3,848
3.729% due 11/01/2019 (a)		234	236
3.747% due 10/01/2030 - 10/01/2040 (a)(g)		12,685	13,013
3.759% due 09/01/2019 (a)		1,183	1,202
3.764% due 09/25/2030 (a)		211	212
3.772% due 08/01/2026 (a)		347	358
3.792% due 11/01/2025 (a)		422	434
3.807% due 10/01/2020 (a)		54	55
3.814% due 03/25/2017 - 08/25/2030 (a)(g)		4,857	4,902
3.818% due 07/01/2026		41	42
3.830% due 08/01/2025 (a)		2,048	2,065
3.842% due 02/01/2020 (a)		22	23
3.851% due 04/01/2027 (a)		154	159
3.865% due 08/01/2033 (a)		106	105
3.877% due 02/01/2027 (a)		869	893
3.894% due 06/25/2018 (a)		1	1
3.896% due 01/01/2024 (a)		245	253
3.899% due 03/01/2025 (a)		1,720	1,768
3.909% due 05/01/2026 (a)		96	100
3.914% due 05/01/2030 (a)		37	38
3.945% due 11/01/2025 (a)		442	454
3.949% due 01/01/2026 (a)		245	253
3.970% due 07/01/2019 (a)		18	18
3.971% due 10/01/2027 (a)		1,106	1,139
4.000% due 02/25/2009 - 10/01/2024 (a)(g)		731	747
4.027% due 07/01/2019 (a)		150	150
4.030% due 08/01/2023 (a)		127	131
4.062% due 06/01/2025 (a)		408	420
4.065% due 04/01/2027 (a)		257	261
4.095% due 02/01/2028 (a)		168	174
4.127% due 09/01/2022 (a)		261	265
4.140% due 10/01/2019 (a)		798	804
4.179% due 09/01/2025 (a)		216	222
4.181% due 12/01/2022 (a)		67	69
4.190% due 09/01/2023 (a)		441	454
4.210% due 08/01/2017 (a)		1	1
4.247% due 09/01/2022 (a)		244	248
4.251% due 11/01/2025 (a)		74	76
4.276% due 08/01/2027 (a)		223	228
4.281% due 06/01/2023 - 12/01/2023 (a)(g)		358	368
4.286% due 11/01/2023 (a)		209	215
4.287% due 05/01/2024 (a)		412	426
4.296% due 05/01/2022 (a)		59	60
4.331% due 04/01/2027 (a)		292	297
4.402% due 10/01/2023 (a)		61	64
4.411% due 12/01/2023 (a)		37	39
4.412% due 01/01/2024 (a)		147	152
4.420% due 11/01/2023 (a)		70	71
4.450% due 12/01/2023 (a)		323	332
4.471% due 05/01/2023 (a)		314	321
4.477% due 06/01/2024 (a)		168	173
4.485% due 12/01/2023 (a)		232	241
4.491% due 02/01/2028 (a)		65	65
4.500% due 05/01/2018 - 07/19/2020 (g)		128,410	127,849
4.531% due 10/01/2026 (a)		26	27
4.539% due 04/01/2017 (a)		67	67
4.566% due 06/01/2025 (a)		1,203	1,244
4.585% due 11/01/2023 (a)		36	38
4.625% due 10/15/2013 - 10/01/2023 (a)(g)		1,147	1,181
4.651% due 03/01/2026 (a)		194	199
4.660% due 05/01/2025 (a)		623	640
4.680% due 12/01/2012		386	392
4.682% due 07/01/2034 (a)		86	87
4.687% due 06/01/2015 (a)		565	572
4.690% due 01/01/2024 (a)		102	105
4.691% due 07/01/2024 (a)		191	197
4.698% due 07/01/2021 (a)		51	52
4.710% due 08/25/2043 - 09/25/2043 (g)		5,925	5,927
4.723% due 12/01/2027 (a)		1,151	1,194
4.740% due 02/01/2026 (a)		82	84
4.750% due 03/16/2010		1,500	1,500
4.820% due 12/01/2034 (a)		1,106	1,119
4.837% due 09/01/2014 (a)		128	129
4.982% due 05/01/2017 (a)		6	7
4.994% due 01/01/2035 (a)		55,162	56,006
5.000% due 03/01/2009 - 08/11/2035 (g)		8,428,181	8,489,207
5.007% due 02/01/2033 (a)		36	37
5.025% due 11/01/2022 - 10/01/2024 (a)(g)		97	99
5.029% due 03/01/2023 (a)		524	534
5.078% due 04/01/2027 (a)		15	15
5.099% due 10/01/2024 (a)		20	21
5.149% due 04/01/2033 (a)		411	415
5.153% due 04/01/2018 (a)		284	294
5.175% due 04/01/2024 (a)		699	722
5.190% due 09/01/2034 (a)		171	172
5.240% due 12/01/2017 - 05/01/2023 (a)(g)		1,853	1,913
5.250% due 02/01/2023 (a)		46	47
5.256% due 02/25/2023 (a)(d)		1,791	90
5.325% due 05/01/2021 (a)		36	37
5.338% due 10/01/2027 (a)		294	305
5.375% due 03/01/2023 (a)		95	97
5.400% due 05/01/2014 (a)		266	272
5.413% due 02/01/2021 (a)		229	235
5.430% due 06/01/2022 (a)		43	45
5.500% due 03/01/2006 - 07/14/2035 (g)		23,147,189	23,484,309
5.565% due 09/01/2021 (a)		39	40
5.597% due 04/01/2026 (a)		113	117
5.602% due 02/01/2020 - 03/01/2023 (a)(g)		1,919	1,957
5.659% due 05/01/2021 (a)		56	57
5.710% due 01/01/2009		274	284
5.730% due 06/01/2022 (a)		18	18
5.750% due 12/20/2027		2,739	2,749
5.802% due 09/01/2021 (a)		9	10
5.870% due 02/01/2018 (a)		55	55
5.880% due 08/01/2022 (a)		2,250	2,318
5.936% due 12/01/2031		5,380	5,808
5.997% due 02/01/2021 (a)		189	192
6.000% due 02/01/2009 - 09/01/2034 (g)		487,652	505,510
6.048% due 01/01/2011		99	108
6.089% due 07/01/2032		458	458
6.090% due 12/01/2008		46	48
6.133% due 09/01/2029 (a)		24	25
6.137% due 12/01/2017 (a)		27	28
6.210% due 08/01/2010		38,141	40,985
6.250% due 01/25/2008 - 02/25/2029 (g)		27,419	28,401
6.255% due 09/01/2013		64,000	71,444
6.270% due 09/25/2007		2,809	2,884
6.290% due 02/25/2029		500	560
6.300% due 10/17/2038		21,830	24,282
6.370% due 02/25/2013		28,500	29,843
6.390% due 05/25/2036		41,513	45,912
6.420% due 12/01/2007		150	156
6.421% due 11/01/2021 (a)		95	97
6.500% due 09/01/2005 - 06/25/2044 (g)		430,362	450,085
6.530% due 10/01/2013		4,069	4,386
6.555% due 08/01/2028		2,104	2,391
6.628% due 08/01/2031 (a)		1,122	1,152
6.703% due 12/01/2025 (a)		639	654
6.730% due 11/01/2007		1,032	1,075
6.740% due 08/25/2007		425	445
6.750% due 10/25/2023		697	735
6.900% due 06/01/2007 - 05/25/2023 (g)		215	222
6.969% due 11/01/2025 (a)		92	94
6.981% due 12/01/2025 (a)		516	524
6.982% due 06/01/2007		237	242
7.000% due 05/25/2006 - 01/25/2048 (g)		35,037	36,685
7.040% due 03/01/2007		28	29
7.250% due 01/01/2008 - 01/01/2023 (g)		3,434	3,606
7.347% due 10/01/2009		476	520
7.364% due 06/01/2030 (a)		713	727
7.375% due 05/25/2022		2,339	2,477
7.460% due 08/01/2029		3,755	4,599
7.500% due 07/01/2006 - 07/25/2031 (g)		9,138	10,137
7.697% due 08/01/2027 (a)		39	40
7.750% due 05/25/2006 - 01/25/2022 (g)		3,742	4,002
7.780% due 01/01/2018		2,136	2,624
7.800% due 10/25/2022		514	557
7.810% due 05/01/2027 (a)		107	110
7.850% due 07/01/2018		6,291	7,693
7.900% due 11/01/2026 - 12/01/2026 (a)(g)		217	225
7.920% due 03/01/2018		2,638	3,276
7.980% due 05/01/2030		6,413	6,973
8.000% due 09/01/2007 - 06/01/2032 (g)		9,253	9,911
8.060% due 04/01/2030		1,783	1,953
8.080% due 04/01/2030		978	1,072
8.250% due 10/01/2008 - 02/01/2017 (g)		47	50
8.490% due 06/01/2025		931	1,033
8.500% due 01/01/2007 - 10/01/2032 (g)		23,416	25,599
8.750% due 01/25/2021		517	563
9.000% due 11/01/2006 - 12/01/2027 (g)		3,790	4,120
9.250% due 04/25/2018		43	47
9.300% due 05/25/2018 - 08/25/2019 (g)		134	147
9.400% due 09/25/2028 (a)		2,013	2,265
9.500% due 12/01/2006 - 07/01/2022 (g)		2,521	2,790
9.750% due 11/01/2008		3	4
10.000% due 08/01/2009 - 05/01/2022 (g)		345	386
10.500% due 11/01/2013 - 04/01/2022 (g)		133	147
10.876% due 09/25/2008 (a)		558	592
11.000% due 11/01/2013 - 11/01/2020 (g)		337	382
11.500% due 08/20/2016 - 11/01/2019 (g)		19	21
12.000% due 05/01/2016		2	2
12.500% due 10/01/2015		8	9
13.250% due 09/01/2011		5	5
14.500% due 01/01/2013		2	2
14.750% due 08/01/2012		56	64
15.000% due 10/01/2012		75	87
15.500% due 10/01/2012 - 12/01/2012 (g)		7	7
15.750% due 12/01/2011 - 08/01/2012 (g)		37	43
16.000% due 09/01/2012		44	51
22.425% due 09/25/2008 (d)		1	14
903.213% due 08/25/2021 (d)		1	14
1000.000% due 04/25/2022 (d)		0	11
Federal Home Loan Bank
3.210% due 06/01/2006		28,200	28,196
4.200% due 02/05/2007 (a)		47,650	44,314
6.750% due 04/10/2006		150	154
Federal Housing Administration
1.000% due 03/01/2021		69	70
6.755% due 03/01/2041		15,827	15,523
6.780% due 07/25/2040		7,450	7,614
6.830% due 12/01/2039		3,392	3,347
6.875% due 11/01/2015		2,395	2,391
6.880% due 10/01/2040 - 02/01/2041 (g)		21,205	21,122
6.896% due 07/01/2020		14,932	14,908
6.900% due 12/01/2040		22,327	22,239
6.960% due 05/01/2016		6,015	6,006
6.997% due 09/01/2019		583	582
7.110% due 05/01/2019		2,420	2,422
7.211% due 12/01/2021		824	830
7.250% due 06/01/2040		8,106	8,169
7.310% due 06/01/2041		23,188	23,731
7.315% due 08/01/2019		7,531	7,536
7.350% due 11/01/2020		639	643
7.375% due 02/01/2018 - 02/01/2022 (g)		2,639	2,658
7.400% due 01/25/2020 - 02/01/2021 (g)		6,914	6,969
7.430% due 10/01/2018 - 06/25/2024 (g)		30,360	30,730
7.450% due 05/01/2021		2,662	2,694
7.460% due 01/01/2023		624	632
7.465% due 11/01/2019		6,271	6,346
7.500% due 03/01/2032		3,256	3,292
7.580% due 12/01/2040		7,286	7,373
7.630% due 08/01/2041		17,470	17,888
7.675% due 09/01/2030		5,648	5,695
7.780% due 11/01/2040		7,284	7,512
8.250% due 01/01/2041		4,647	4,727
8.375% due 02/01/2012		241	246
8.450% due 07/01/2012		412	421
Freddie Mac
2.875% due 09/15/2005 - 06/01/2017 (a)(g)		2,881	2,857
3.034% due 03/25/2044		1,693	1,690
3.112% due 12/01/2026 (a)		1,506	1,513
3.331% due 06/01/2022 (a)		93	94
3.384% due 06/01/2022 (a)		274	282
3.447% due 07/01/2022 - 05/01/2023 (a)(g)		409	421
3.500% due 10/15/2011 - 07/15/2032 (g)		13,471	13,444
3.515% due 05/01/2027 (a)		60	62
3.570% due 12/15/2029 (a)		240	241
3.617% due 08/01/2023 (a)		1,232	1,260
3.620% due 06/15/2031 (a)		1,699	1,708
3.635% due 07/01/2023 (a)		118	122
3.657% due 07/01/2020 (a)		289	295
3.670% due 11/15/2030 - 12/15/2031 (a)(g)		93	94
3.685% due 08/01/2023 (a)		217	223
3.694% due 12/01/2022 (a)		55	56
3.711% due 07/01/2027 (a)		47	49
3.718% due 10/01/2024 (a)		635	652
3.720% due 09/15/2030 - 01/15/2032 (a)(g)		527	530
3.730% due 03/01/2022 (a)		2,224	2,279
3.780% due 02/01/2019 (a)		178	180
3.783% due 02/01/2025 (a)		52	54
3.789% due 11/01/2020 (a)		249	257
3.797% due 08/15/2032 (a)		9,381	9,395
3.815% due 05/01/2021 (a)		1,957	1,976
3.836% due 02/01/2019 (a)		496	501
3.842% due 12/01/2018 (a)		708	715
3.844% due 10/01/2026 (a)		794	814
3.863% due 07/01/2024 (a)		344	354
3.875% due 09/01/2018 (a)		164	167
3.880% due 10/25/2023		365	365
3.887% due 01/01/2021 (a)		53	54
3.927% due 04/01/2024 (a)		1,720	1,768
3.949% due 08/01/2023 (a)		2	2
4.000% due 05/01/2011 - 12/01/2016 (a)(g)		996	991
4.009% due 06/01/2021 (a)		855	876
4.011% due 08/01/2023 (a)		2,327	2,397
4.015% due 06/01/2024 (a)		1,011	1,036
4.032% due 06/01/2024 (a)		481	494
4.037% due 01/01/2022 (a)		150	150
4.039% due 11/01/2023 (a)		671	685
4.044% due 10/01/2022 (a)		58	58
4.065% due 05/01/2023 (a)		261	264
4.075% due 09/01/2027 (a)		112	114
4.082% due 08/01/2023 (a)		106	109
4.118% due 07/01/2019 (a)		601	621
4.125% due 08/01/2024 (a)		103	106
4.174% due 10/01/2023 (a)		309	318
4.183% due 04/01/2029 (a)		286	294
4.196% due 08/01/2023 (a)		177	182
4.201% due 07/01/2023 (a)		445	459
4.228% due 10/01/2023 (a)		428	438
4.234% due 10/01/2023 (a)		178	182
4.238% due 01/01/2028 (a)		33	34
4.240% due 11/01/2023 (a)		20	20
4.260% due 09/01/2023 (a)		650	672
4.267% due 10/01/2023 (a)		675	697
4.282% due 11/01/2026 (a)		1,814	1,864
4.288% due 09/01/2023 (a)		326	336
4.296% due 05/01/2020 (a)		138	140
4.351% due 07/01/2025 (a)		1,895	1,946
4.365% due 01/01/2024 (a)		126	130
4.370% due 10/25/2023 (a)		1,824	1,859
4.491% due 05/01/2023 (a)		205	210
4.500% due 11/01/2008 - 05/01/2034 (g)		12,211	12,245
4.513% due 12/01/2023 (a)		277	285
4.540% due 09/01/2028 (a)		9	9
4.625% due 01/01/2019 (a)		2	2
4.698% due 01/01/2024 (a)		104	108
4.729% due 02/01/2023 (a)		545	558
4.787% due 09/01/2023 (a)		1,369	1,405
4.797% due 06/01/2020 (a)		513	526
4.805% due 04/01/2025 (a)		362	370
4.825% due 09/01/2023 (a)		33	33
4.839% due 09/01/2023 (a)		450	461
4.840% due 04/01/2023 (a)		68	70
4.947% due 03/01/2024 (a)		486	500
4.969% due 11/01/2028 (a)		2,271	2,289
4.992% due 12/01/2019 (a)		6	6
5.000% due 02/01/2007 - 08/11/2035 (g)		324,384	328,152
5.018% due 05/01/2022 (a)		60	61
5.061% due 05/01/2023 (a)		31	31
5.145% due 10/01/2020 (a)		16	16
5.160% due 06/01/2022 (a)		870	895
5.225% due 10/01/2023 (a)		345	354
5.425% due 10/01/2020 (a)		294	298
5.500% due 10/01/2008 - 07/14/2035 (g)		8,649	8,783
5.738% due 07/01/2032 (a)		17	17
5.767% due 02/01/2026 (a)		544	555
5.780% due 01/01/2019 (a)		67	69
5.782% due 02/01/2021 (a)		17	18
5.816% due 05/01/2020 (a)		29	30
5.861% due 05/01/2018 (a)		575	590
5.893% due 07/01/2019 (a)		11	11
5.950% due 06/15/2028		34,770	36,244
5.974% due 03/01/2021 (a)		1,985	2,028
6.000% due 11/15/2008 - 03/01/2034 (g)		316,707	327,141
6.017% due 05/01/2018 (a)		617	633
6.200% due 12/15/2008		1,847	1,875
6.250% due 09/15/2007 - 07/15/2032 (g)		12,824	12,836
6.400% due 10/15/2008 (d)		6	0
6.500% due 04/01/2008 - 02/25/2042 (g)		631,375	658,769
6.575% due 01/01/2019 (a)		2	2
6.628% due 02/15/2008 (a)(d)		49	2
6.885% due 05/01/2018 (a)		66	68
6.950% due 07/15/2021 - 08/15/2021 (g)		89	90
7.000% due 12/01/2007 - 10/25/2043 (g)		111,260	116,471
7.215% due 07/01/2019 (a)		2	2
7.250% due 01/01/2007 - 05/15/2030 (g)		17	17
7.457% due 02/01/2026 (a)		95	98
7.500% due 01/01/2007 - 07/01/2032 (g)		50,703	52,766
7.645% due 05/01/2025		5,255	6,055
7.818% due 07/01/2030 (a)		2,570	2,639
8.000% due 07/01/2006 - 09/15/2029 (g)		21,344	22,520
8.250% due 08/01/2007 - 06/15/2022 (g)		522	524
8.500% due 11/01/2007 - 06/01/2030 (g)		5,441	5,524
8.750% due 04/01/2009 - 12/15/2020 (g)		210	211
8.900% due 11/15/2020		2,061	2,060
9.000% due 04/01/2006 - 07/01/2030 (g)		1,243	1,241
9.250% due 10/01/2009		3	3
9.500% due 09/01/2005 - 12/01/2022 (g)		1,305	1,327
9.750% due 11/01/2008 - 05/01/2009 (g)		2	3
10.000% due 10/01/2005 - 03/01/2021 (g)		154	170
10.100% due 09/01/2016		128	145
10.250% due 04/01/2009 - 07/01/2009 (g)		193	208
10.500% due 10/01/2017 - 01/01/2021 (g)		51	59
10.750% due 09/01/2009 - 12/01/2015 (g)		87	92
11.000% due 06/01/2011 - 05/01/2020 (g)		121	133
11.250% due 10/01/2009 - 09/01/2015 (g)		7	8
11.500% due 01/01/2018		10	11
12.500% due 12/01/2012		4	5
13.250% due 10/01/2013		65	73
14.000% due 04/01/2016		7	8
15.500% due 08/01/2011 - 11/01/2011 (g)		3	4
16.250% due 05/01/2011		1	1
82.577% due 08/15/2007 (d)		0	0
884.500% due 01/15/2021 (d)		0	0
1007.500% due 02/15/2022 (d)		1	1
Government National Mortgage Association
3.250% due 03/20/2028 (a)		3,530	3,582
3.375% due 05/20/2017 - 05/20/2030 (a)(g)		90,816	92,188
3.500% due 07/20/2028 - 08/20/2030 (a)(g)		10,875	10,991
3.636% due 06/16/2031 - 03/16/2032 (a)(g)		502	505
3.660% due 06/20/2030 (a)		330	331
3.686% due 10/16/2030 (a)		2,390	2,408
3.736% due 02/16/2030 - 04/16/2032 (a)(g)		7,230	7,299
3.750% due 08/20/2020 - 02/20/2032 (a)(g)		72,989	74,128
3.760% due 09/20/2030 (a)		572	576
3.786% due 12/16/2025 (a)		278	281
3.836% due 02/16/2030 (a)		4,999	5,051
3.875% due 04/20/2023 (a)		48	49
3.886% due 02/16/2030 (a)		2,534	2,562
4.000% due 11/20/2032 (a)		2,105	2,127
4.125% due 12/20/2015 - 12/20/2029 (a)(g)		64,060	65,178
4.250% due 01/20/2028 - 03/20/2030 (a)(g)		16,160	16,392
4.375% due 01/20/2022 - 03/20/2028 (a)(g)		56,732	57,690
4.500% due 11/16/2028 - 07/15/2033 (g)		14,951	14,929
4.625% due 02/20/2018 - 11/20/2029 (a)(g)		207	208
5.000% due 04/20/2033 - 04/15/2034 (g)		2,311	2,332
5.500% due 10/15/2032 - 11/15/2033 (g)		131	133
5.650% due 10/15/2012		7	7
6.000% due 10/15/2008 - 04/15/2033 (g)		48,021	50,133
6.500% due 10/15/2008 - 09/15/2040 (g)		164,159	171,709
6.670% due 08/15/2040		936	1,026
6.750% due 05/16/2026 - 10/16/2040 (g)		44,211	51,323
7.000% due 11/15/2007 - 11/15/2040 (g)		21,091	22,525
7.250% due 07/16/2028		12	12
7.500% due 04/15/2007 - 01/15/2041 (g)		46,880	50,084
7.700% due 06/15/2031		6,634	7,415
7.750% due 08/20/2025		26	28
8.000% due 06/15/2006 - 09/15/2031 (g)		1,976	2,127
8.250% due 02/15/2006 - 04/15/2020 (g)		282	302
8.500% due 03/20/2006 - 04/15/2031 (g)		1,467	1,596
8.750% due 03/15/2007 - 07/15/2007 (g)		14	14
9.000% due 11/15/2005 - 08/15/2030 (g)		1,456	1,591
9.250% due 03/15/2006 - 12/20/2016 (g)		5	6
9.500% due 10/15/2005 - 07/15/2025 (g)		1,211	1,338
10.000% due 11/15/2009 - 02/15/2025 (g)		1,109	1,252
10.250% due 02/20/2019		11	12
10.500% due 12/15/2015 - 09/15/2021 (g)		156	179
11.000% due 01/15/2010 - 04/20/2019 (g)		54	60
11.500% due 04/15/2013 - 10/15/2015 (g)		38	42
12.000% due 11/15/2012 - 05/15/2016 (g)		158	182
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		9	10
13.500% due 10/15/2012 - 09/15/2014 (g)		41	46
15.000% due 08/15/2011 - 11/15/2012 (g)		75	86
16.000% due 11/15/2011 - 05/15/2012 (g)		73	86
17.000% due 11/15/2011 - 12/15/2011 (g)		25	29
Small Business Administration
4.524% due 02/10/2013		28,398	28,611
4.980% due 11/01/2023		12,213	12,517
4.990% due 09/01/2024		3,930	4,028
5.130% due 09/01/2023		8,539	8,810
5.340% due 11/01/2021		11,622	12,111
6.030% due 02/01/2012		24,804	25,977
6.340% due 03/01/2021		22,073	23,664
6.344% due 08/10/2011		3,811	4,018
6.640% due 02/01/2011		12,194	12,927
6.700% due 12/01/2016		7,053	7,426
6.900% due 12/01/2020		6,185	6,741
6.950% due 11/01/2016		1,870	1,975
7.150% due 03/01/2017		3,712	3,935
7.190% due 12/01/2019		243	265
7.449% due 08/01/2010		39,820	42,874
7.452% due 09/01/2010		22,004	23,610
7.500% due 04/01/2017		2,006	2,141
7.540% due 08/10/2009		16,299	17,479
7.630% due 06/01/2020		11,146	12,344
7.640% due 03/10/2010		15,106	16,280
7.700% due 07/01/2016		284	302
8.017% due 02/10/2010		23,040	24,905

Total U.S. Government Agencies (Cost $36,804,930)			37,202,352

U.S. TREASURY OBLIGATIONS 15.7%
Treasury Inflation Protected Securities (f)
1.625% due 01/15/2015		160,376	159,844
2.375% due 01/15/2025		1,017,844	1,114,500
3.625% due 04/15/2028		163,630	219,911
3.875% due 04/15/2029		31,327	44,038
U.S. Treasury Bonds
5.250% due 11/15/2028		234,800	268,250
5.375% due 02/15/2031		635	749
5.500% due 08/15/2028		264,100	311,091
6.000% due 02/15/2026		339,000	417,791
6.125% due 08/15/2029		905	1,156
6.250% due 08/15/2023		141,595	176,502
6.625% due 02/15/2027		100,000	132,754
7.875% due 02/15/2021		160,000	226,531
U.S. Treasury Notes
1.500% due 07/31/2005		630	629
1.625% due 09/30/2005		2,400	2,392
1.625% due 10/31/2005		610	607
1.875% due 12/31/2005		1,420	1,410
2.000% due 08/31/2005		2,350	2,346
4.875% due 02/15/2012		9,811,800	10,423,507

Total U.S. Treasury Obligations (Cost $13,386,853)			13,504,008

MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		545	543
American Southwest Financial Securities Corp.
7.248% due 11/25/2038		19,429	20,984
Bank of America Funding Corp.
4.110% due 06/25/2035 (a)		200	198
4.118% due 05/25/2035 (a)		216,000	213,516
Bank of America Mortgage Securities, Inc.
5.770% due 10/20/2032 (a)		246	247
6.346% due 07/25/2032 (a)		4,227	4,285
6.500% due 02/25/2033		36,924	37,535
Bear Stearns Adjustable Rate Mortgage Trust
3.100% due 07/25/2034 (a)		848	849
4.005% due 11/25/2030 (a)		27,049	27,399
5.272% due 10/25/2032 (a)		9,343	9,336
5.345% due 02/25/2033 (a)		67	68
5.421% due 03/25/2033 (a)		33,941	34,401
5.431% due 03/25/2033 (a)		17,186	17,279
5.668% due 01/25/2033 (a)		24,276	24,551
5.764% due 06/25/2032 (a)		80	80
5.934% due 06/25/2032 (a)		35	35
6.937% due 06/25/2031 (a)		1,394	1,401
Bear Stearns Alt-A Trust
5.447% due 05/25/2035 (a)		380,648	387,922
Bear Stearns Commercial Mortgage Securities, Inc.
4.066% due 06/25/2030 (a)		1,047	1,072
5.060% due 12/15/2010		28,485	29,044
5.910% due 05/14/2008		65	66
7.000% due 05/20/2030		50,141	55,682
Capco America Securitization Corp.
5.860% due 12/15/2007		18	18
CMC Securities Corp.
7.250% due 11/25/2027		27	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		1,191	1,191
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		75	82
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		145	168
Commercial Mortgage Pass-Through Certificates
3.440% due 09/15/2014 (a)		37,000	36,938
6.145% due 02/15/2008		2,923	2,949
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		10,530	10,475
Countrywide Home Loan Mortgage Pass-Through Trust
3.604% due 04/25/2035 (a)		83,234	83,233
Countrywide Home Loans, Inc.
6.015% due 07/19/2031 (a)		148	151
Credit-Based Asset Servicing & Securitization LLC
3.634% due 02/25/2030 (a)		4,004	4,009
3.864% due 04/25/2032 (a)		1,122	1,129
Crusade Global Trust
3.598% due 02/15/2030 (a)		3,696	3,697
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)		2,723	2,728
3.350% due 03/25/2032 (a)		2,911	2,891
3.704% due 05/25/2032 (a)		5,877	5,873
3.914% due 12/25/2032 (a)		2,306	2,309
6.000% due 02/25/2017		1,452	1,455
6.000% due 06/25/2017		95	95
6.058% due 05/25/2032 (a)		2,037	2,057
6.124% due 12/25/2031 (a)		4,284	4,284
6.249% due 04/25/2032 (a)		3,299	3,327
6.500% due 04/25/2033		13,544	13,707
7.290% due 09/15/2009		335	369
7.500% due 03/25/2031		921	919
7.500% due 12/25/2032		37	38
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (a)(m)		847	815
5.175% due 05/25/2024 (a)		9	8
6.206% due 10/25/2024 (a)		64	64
6.406% due 03/25/2023 (a)		11	11
7.300% due 06/10/2032		515	570
8.000% due 03/25/2022		21	21
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		79	79
Fannie Mae
3.664% due 07/25/2021		399	400
4.214% due 04/25/2032		126	128
Federal Agricultural Mortgage Corp.
7.930% due 01/25/2012 (a)		618	627
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)		275	279
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		8	8
First Interstate Bancorp.
8.875% due 01/01/2009 (m)		9	8
9.125% due 01/01/2009 (a)(m)		1	1
First Nationwide Trust
3.914% due 09/25/2031 (a)		10	10
6.750% due 08/21/2031		21,508	21,676
8.500% due 08/25/2031		37	37
First Republic Mortgage Loan Trust
3.520% due 08/15/2032 (a)		520	520
3.634% due 06/25/2030 (a)		5,845	5,844
Freddie Mac
3.000% due 06/15/2009		416	415
3.750% due 05/15/2015		4,150	4,142
4.500% due 11/15/2012		460	462
5.000% due 12/15/2034		28,407	28,649
Fund America Investors Corp.
4.076% due 06/25/2023 (a)		649	655
GMAC Commercial Mortgage Securities, Inc.
6.974% due 05/15/2008		13,053	13,513
7.860% due 11/15/2006		250	259
8.950% due 08/20/2017		96	96
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (m)		3,917	3,819
Government Lease Trust
4.000% due 05/18/2011		35,750	36,079
6.390% due 05/18/2007		9,597	9,832
6.480% due 05/18/2011		14,000	15,274
GS Mortgage Securities Corp.
6.044% due 08/15/2018		16,972	17,921
6.526% due 08/15/2011		15,700	17,358
6.624% due 05/03/2018		55,900	63,524
GSR Mortgage Loan Trust
6.000% due 03/25/2032		529	531
GSRPM Mortgage Loan Trust
4.014% due 01/25/2032 (a)		8,305	8,383
Home Savings of America
8.464% due 08/01/2006 (a)		1	1
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)		5,765	5,887
Indymac Adjustable Rate Mortgage Trust
3.342% due 08/25/2031 (a)		523	522
3.869% due 01/25/2032 (a)		1,001	999
6.527% due 01/25/2032 (a)		4,016	4,019
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		91	102
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)		1,615	1,653
LB Mortgage Trust
8.407% due 01/20/2017 (a)		43,109	47,232
MASTR Adjustable Rate Mortgages Trust
6.174% due 10/25/2032 (a)		8,737	8,772
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,137	3,155
Mastr Seasoned Securities Trust
6.199% due 09/25/2017		47,127	48,261
Mellon Residential Funding Corp.
2.788% due 07/25/2029 (a)		8,943	9,014
3.460% due 06/15/2030 (a)		187	187
3.750% due 10/20/2029 (a)		26,355	26,498
4.210% due 01/25/2029 (a)		3,787	3,823
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)		213	214
6.888% due 06/15/2021 (a)		2,310	2,316
7.148% due 06/15/2021 (a)		2,167	2,173
7.696% due 06/15/2021 (a)		481	482
MLCC Mortgage Investors, Inc.
3.470% due 09/15/2026 (a)		6,308	6,317
Morgan Stanley Capital I, Inc.
6.160% due 04/03/2009		6,926	7,170
6.170% due 10/03/2008		750	796
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006		500	511
Nationslink Funding Corp.
3.540% due 04/10/2007 (a)		4,658	4,674
6.654% due 02/10/2006		11,585	11,755
6.888% due 05/10/2007		420	437
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		5,649	5,924
Nomura Asset Securities Corp.
7.120% due 04/13/2036		460	470
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		96	97
Paine Webber CMO Trust
1359.500% due 08/01/2019 (d)		0	6
PNC Mortgage Securities Corp.
6.300% due 03/25/2029		2,089	2,092
6.500% due 06/25/2029		2,237	2,233
Prime Mortgage Trust
3.714% due 02/25/2034 (a)		39,305	39,393
Prudential Home Mortgage Securities
7.400% due 11/25/2007		42	42
7.500% due 03/25/2008		530	531
Prudential-Bache Trust
8.400% due 03/20/2021		1,197	1,195
Regal Trust IV
3.618% due 09/29/2031 (a)		3,477	3,437
Resecuritization Mortgage Trust
3.564% due 04/26/2021 (a)		2	2
Residential Asset Mortgage Products, Inc.
3.484% due 07/25/2024 (a)		35,152	35,188
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,534	1,553
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019		1	1
Ryland Acceptance Corp.
11.500% due 12/25/2016		21	22
SACO I, Inc.
3.504% due 07/25/2019 (a)		462	462
Salomon Brothers Mortgage Securities VII, Inc.
3.814% due 11/25/2024 (a)		300	300
3.937% due 10/25/2023 (a)		18	18
4.240% due 11/25/2022 (a)		36	34
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		428	430
Sears Mortgage Securities
12.000% due 02/25/2014		150	150
Securitized Asset Sales, Inc.
4.231% due 11/26/2023 (a)		202	202
4.552% due 10/25/2023 (a)		56	56
5.034% due 06/25/2023 (a)		65	66
Sequoia Mortgage Trust
3.600% due 06/20/2032 (a)		1,157	1,156
3.610% due 10/19/2026 (a)		1,372	1,374
3.610% due 07/20/2033 (a)		767	763
Small Business Administration
3.870% due 01/01/2014		2,136	2,120
Structured Adjustable Rate Mortgage Loan Trust
3.210% due 03/25/2035 (a)		24,771	24,793
3.434% due 01/25/2035 (a)		17,991	18,004
Structured Asset Mortgage Investments, Inc.
3.590% due 09/19/2032 (a)		69,398	69,099
4.889% due 05/25/2022 (a)		4,011	4,030
5.071% due 04/25/2032 (a)		1,691	1,696
6.750% due 04/30/2030		3	3
7.101% due 02/25/2030 (a)		140	140
Structured Asset Securities Corp.
3.210% due 03/25/2035 (a)		29,693	29,715
3.484% due 12/25/2034 (a)		8,063	8,068
3.604% due 02/25/2032 (a)		6,683	6,709
3.814% due 07/25/2032 (a)		132	132
3.868% due 05/25/2032 (a)		911	916
5.450% due 03/25/2033 (a)		22,615	22,555
6.000% due 09/25/2032		2	2
6.127% due 02/25/2032 (a)		6,043	6,066
6.150% due 07/25/2032 (a)		12,670	12,732
6.250% due 01/25/2032 (a)		19,474	19,930
7.500% due 07/25/2016		987	986
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)		44	43
Superannuation Members Home Loans Global Fund
3.665% due 06/15/2026 (a)		1,728	1,729
Torrens Trust
3.480% due 07/15/2031 (a)		7,299	7,304
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,217
6.800% due 01/25/2028		8,180	8,367
Vendee Mortgage Trust
0.439% due 06/15/2023 (d)		42,862	492
6.500% due 09/15/2024		26,725	28,619
6.813% due 01/15/2030 (a)		4,864	5,065
Washington Mutual Mortgage Securities Corp.
3.387% due 12/25/2040 (a)		7,990	7,980
3.584% due 12/25/2027 (a)		1,895	1,894
3.634% due 12/25/2027 (a)		53,665	53,735
3.765% due 02/27/2034 (a)		104	104
3.904% due 06/25/2042 (a)		11,376	11,497
5.028% due 05/25/2033 (a)		3,494	3,499
5.131% due 10/25/2032 (a)		26,288	26,474
5.390% due 02/25/2033 (a)		71	71
5.530% due 07/25/2032 (a)		898	896
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)		556	552

Total Mortgage-Backed Securities (Cost $1,967,541)			1,987,031

ASSET-BACKED SECURITIES 3.0%
AAA Trust
3.120% due 04/25/2035 (a)		411,486	412,196
Aames Mortgage Investment Trust
3.394% due 08/25/2035 (a)		35,235	35,266
Accredited Mortgage Loan Trust
3.484% due 10/25/2034		5,968	5,973
ACE Securities Corp.
3.424% due 04/25/2034 (a)		720	720
Advanta Mortgage Loan Trust
3.689% due 11/25/2029 (a)		660	661
8.250% due 08/25/2030		7,954	8,239
Advanta Revolving Home Equity Loan Trust
3.564% due 02/25/2025 (a)		2,280	2,282
3.684% due 01/25/2024 (a)		3,371	3,374
Ameriquest Mortgage Securities, Inc.
3.410% due 06/25/2034 (a)		5,332	5,350
3.584% due 08/25/2032 (a)		1	1
3.724% due 03/25/2033 (a)		4,092	4,097
3.744% due 10/25/2033 (a)		878	880
4.134% due 10/25/2031 (a)		7,694	7,701
Amortizing Residential Collateral Trust
3.584% due 06/25/2032 (a)		892	893
Asset-Backed Funding Certificates
3.444% due 07/25/2034 (a)		9,296	9,296
Asset-Backed Securities Corp. Home Equity
3.394% due 03/25/2035		24,116	24,131
Bank One Heloc Trust
3.520% due 04/20/2020 (a)		5,697	5,709
Bear Stearns Asset-Backed Securities, Inc.
3.484% due 12/25/2042 (a)		28,974	28,969
3.644% due 10/25/2032 (a)		8,766	8,785
3.714% due 10/25/2032 (a)		6,996	7,030
5.050% due 06/25/2043 (a)		10,145	10,130
Brazos Student Finance Corp.
3.381% due 12/01/2025 (a)		8,310	8,315
4.110% due 06/01/2023 (a)		15,896	16,051
Capital Auto Receivables Asset Trust
3.230% due 06/15/2006 (a)		49,882	49,913
3.310% due 04/16/2007 (a)		76,778	76,870
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		85,540	85,487
Cendant Mortgage Corp.
6.000% due 10/21/2033		10,655	10,815
Centex Home Equity Co., LLC
3.594% due 06/25/2033 (a)		3,030	3,034
3.614% due 09/25/2033 (a)		2,333	2,337
Champion Home Equity Loan Trust
3.574% due 03/25/2029 (a)		364	364
3.714% due 09/25/2029 (a)		1,174	1,176
Chase Credit Card Master Trust
3.350% due 01/15/2008 (a)		11,235	11,245
Chase Funding Mortgage Loan Asset-Backed Certificates
3.634% due 08/25/2032 (a)		8,588	8,601
7.333% due 11/25/2011		1,115	1,137
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025		58	58
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		1,825	1,822
Community Program Loan Trust
4.500% due 10/01/2018		12,219	12,216
4.500% due 04/01/2029		26,000	24,935
Conseco Finance Corp.
3.590% due 10/15/2031 (a)		3,104	3,105
3.670% due 05/15/2032 (a)		546	548
Countrywide Asset-Backed Certificates
2.800% due 12/25/2022 (a)		6,934	6,939
3.010% due 01/25/2035 (a)		4,872	4,873
3.100% due 12/25/2034 (a)		456	457
3.340% due 06/25/2035 (a)		24,873	24,877
3.370% due 06/25/2035 (a)		51,365	51,373
3.400% due 06/25/2035 (a)		170,000	170,080
3.454% due 05/25/2023 (a)		18,004	18,021
3.464% due 10/25/2023 (a)		45,812	45,845
3.464% due 05/25/2035		7,130	7,122
3.474% due 08/25/2023 (a)		32,085	32,110
3.494% due 11/25/2021 (a)		9,700	9,708
3.504% due 10/25/2021 (a)		8,927	8,934
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/2032 (a)		8,203	8,215
3.654% due 01/25/2032 (a)		2,134	2,136
CS First Boston Mortgage Securities Corp.
3.664% due 07/25/2032 (a)		6,094	6,112
3.684% due 08/25/2032 (a)		4,382	4,401
Daimler Chrysler Auto Trust
4.630% due 12/06/2006		6,289	6,294
Delta Funding Home Equity Loan Trust
3.630% due 09/15/2029 (a)		656	657
Denver Arena Trust
6.940% due 11/15/2019		3,609	3,690
Discover Card Master Trust I
3.595% due 10/16/2013 (a)		400	407
EQCC Home Equity Loan Trust
3.380% due 10/15/2027 (a)		94	94
7.448% due 08/25/2030		11	11
Equifirst Mortgage Loan Trust
3.414% due 01/25/2034 (a)		8,846	8,850
Equity One ABS, Inc.
3.474% due 07/25/2034 (a)		3,433	3,436
3.594% due 11/25/2032 (a)		51	51
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025		12	12
First Alliance Mortgage Loan Trust
3.754% due 01/25/2025 (a)		60	60
4.020% due 03/20/2031 (a)		3,444	3,448
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.444% due 10/25/2034 (a)		165	165
3.494% due 06/25/2024		54,717	54,764
First Franklin Mortgage Loan Asset-Backed Certificates
3.394% due 04/25/2034 (a)		21,055	21,068
Fleet Credit Card Master Trust II
2.750% due 04/15/2008		27,538	27,482
7.020% due 02/15/2008		2,500	2,513
FMAC Loan Receivables Trust
6.500% due 09/15/2020		139	76
7.900% due 04/15/2019		20	18
Ford Credit Auto Owner Trust
5.180% due 10/16/2006		46,000	46,169
Fremont Home Loan Trust
3.414% due 06/25/2035 (a)		6,887	6,886
3.424% due 02/25/2035 (a)		43,885	43,925
GMAC Mortgage Corp. Loan Trust
3.210% due 10/25/2033		15,579	15,589
7.950% due 03/25/2030 (a)		1,579	1,582
Green Tree Financial Corp.
5.760% due 11/01/2018		24	24
6.240% due 11/01/2016		58	60
6.480% due 12/01/2030		55	57
6.870% due 02/01/2030		1,280	1,340
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	122
GSAMP Trust
3.464% due 08/25/2034 (a)		1,372	1,373
Home Equity Asset Trust
3.614% due 11/25/2032 (a)		154	155
3.774% due 05/25/2033 (a)		7,067	7,084
5.164% due 08/25/2032 (a)		1,431	1,432
Home Equity Mortgage Trust
3.504% due 10/25/2034		43,969	43,995
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)		25,098	25,155
3.610% due 02/20/2033 (a)		2,835	2,842
IMC Home Equity Loan Trust
6.780% due 07/25/2026 (a)		105	105
7.310% due 11/20/2028		61	63
7.500% due 04/25/2026		157	159
7.520% due 08/20/2028		32	32
Indymac Home Equity Loan Asset-Backed Trust
3.604% due 07/25/2030 (a)		367	367
Irwin Home Equity Loan Trust
3.464% due 01/25/2034 (a)		4,986	4,990
3.684% due 02/25/2012 (a)		1,266	1,268
3.689% due 06/25/2021 (a)		2,388	2,393
IXIS Real Estate Capital Trust
2.730% due 06/25/2035 (a)		5,286	5,286
Long Beach Mortgage Loan Trust
3.414% due 06/25/2034		4,472	4,474
Merrill Lynch Mortgage Investors, Inc.
3.403% due 12/25/2035 (a)		52,400	52,416
3.424% due 10/25/2035		12,294	12,303
3.460% due 04/25/2031 (a)		889	890
3.494% due 07/25/2035		3,691	3,694
3.600% due 03/15/2025 (a)		468	470
Metropolitan Asset Funding, Inc.
3.774% due 04/25/2029 (a)		116	116
Mid-State Trust
6.340% due 10/15/2036		29,724	31,485
7.340% due 07/01/2035		1,352	1,447
7.791% due 03/15/2038		5,654	6,299
8.330% due 04/01/2030		34,392	37,276
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.414% due 01/25/2035		32,169	32,193
3.444% due 04/25/2034 (a)		2,700	2,702
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)		233	234
3.734% due 11/25/2032 (a)		1,187	1,188
Morgan Stanley Home Equity Loans
3.434% due 12/25/2034 (a)		41,075	41,102
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		6,335	6,699
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		39	39
Nelnet Student Loan Trust
3.211% due 01/25/2013		3,430	3,433
3.280% due 06/22/2011		10,000	9,994
New Century Home Equity Loan Trust
7.320% due 07/25/2029		5	5
7.540% due 06/25/2029		10	10
Nissan Auto Lease Trust
2.560% due 08/15/2007 (a)		3,037	3,037
Novastar Home Equity Loan
3.589% due 04/25/2028 (a)		143	143
NPF XII, Inc.
2.462% due 11/01/2024 (b)		49,000	3,848
Option One Mortgage Loan Trust
3.444% due 02/25/2035 (a)		3,323	3,325
3.814% due 12/25/2030 (a)		912	913
3.894% due 06/25/2030 (a)		1,514	1,516
Park Place Securities, Inc.
2.770% due 01/25/2036 (a)		1,149	1,150
3.394% due 06/25/2035		56,197	56,208
3.464% due 10/25/2034 (a)		40	40
3.484% due 10/25/2034		12,915	12,926
Quest Trust
3.744% due 08/25/2011 (a)		17,708	17,747
Renaissance Home Equity Loan Trust
3.450% due 11/25/2034 (a)		740	742
3.474% due 05/25/2034 (a)		13,802	13,811
3.514% due 07/25/2034 (a)		1,928	1,928
3.514% due 02/25/2035		16,183	16,226
3.534% due 11/25/2034		5,814	5,818
3.664% due 08/25/2032 (a)		4,271	4,283
Residential Asset Mortgage Products, Inc.
3.190% due 04/25/2025 (a)		31,099	31,119
3.424% due 01/25/2025 (a)		14,052	14,060
3.444% due 06/25/2027 (a)		32,179	32,214
3.454% due 05/25/2024		8,531	8,541
3.454% due 02/25/2026		2,480	2,482
3.454% due 05/25/2026 (a)		161	161
3.614% due 01/25/2034 (a)		65,821	66,005
Residential Asset Securities Corp.
3.414% due 12/25/2024 (a)		14,858	14,867
3.414% due 03/25/2025		17,272	17,284
Residential Funding Mortgage Securities II
3.414% due 12/25/2018		9,495	9,501
Residential Mortgage Loan Trust
4.814% due 09/25/2029 (a)		62	62
Salomon Brothers Mortgage Securities VII, Inc.
3.594% due 09/25/2028 (a)		3,784	3,791
3.614% due 03/25/2032 (a)		3,065	3,075
Saxon Asset Securities Trust
3.474% due 08/25/2035 (a)		44,397	44,439
3.574% due 11/25/2033 (a)		1,328	1,331
3.714% due 12/25/2032 (a)		1,907	1,909
Sears Credit Account Master Trust
3.600% due 11/17/2009 (a)		72,250	72,401
6.750% due 09/16/2009		5,000	5,034
SLM Student Loan Trust
2.160% due 03/15/2033		5,250	5,220
3.141% due 07/27/2009 (a)		16,938	16,948
3.151% due 07/25/2006 (a)		57,281	57,308
3.151% due 10/26/2009		5,616	5,618
3.361% due 04/25/2011 (a)		2,497	2,504
3.897% due 10/25/2010 (a)		114	115
Soundview Home Equity Loan Trust
3.434% due 02/25/2035 (a)		6,946	6,952
Specialty Underwriting & Residential Finance
3.644% due 06/25/2034 (a)		40	40
Structured Asset Investment Loan Trust
3.434% due 02/25/2014		39,757	39,787
3.464% due 10/25/2013		8,973	8,979
3.664% due 04/25/2033		13,833	13,849
Structured Asset Securities Corp.
3.434% due 02/25/2035		14,395	14,408
3.484% due 08/25/2034		3,778	3,781
3.764% due 02/25/2033 (a)		4,226	4,235
Toyota Auto Receivables Owner Trust
3.250% due 08/15/2007 (a)		3,650	3,653
Wells Fargo Home Equity Trust
3.474% due 09/25/2034 (a)		33,404	33,432
3.484% due 09/25/2034 (a)		10,041	10,050
WFS Financial Owner Trust
5.180% due 03/20/2009		14	14
WMC Mortgage Loan
3.560% due 05/15/2030 (a)		7,566	7,572
3.670% due 10/15/2029 (a)		6,722	6,726

Total Asset-Backed Securities (Cost $2,637,494)			2,608,061

SOVEREIGN ISSUES 2.7%
Kingdom of Spain
7.000% due 07/19/2005		500	501
Republic of Brazil
4.250% due 04/15/2006 (a)		45,720	45,768
4.250% due 04/15/2006 (a)		6,416	6,423
4.313% due 04/15/2009 (a)		57,646	57,211
4.313% due 04/15/2012 (a)		49,070	47,475
8.000% due 04/15/2014		324,848	334,836
8.250% due 01/20/2034		10,000	9,805
8.875% due 10/14/2019		48,800	51,850
9.230% due 06/29/2009 (a)		3,800	4,413
9.250% due 10/22/2010		900	1,006
10.125% due 05/15/2027		10,000	11,635
10.500% due 07/14/2014		9,800	11,613
11.000% due 01/11/2012		2,490	2,969
11.000% due 08/17/2040		31,500	37,934
Republic of Colombia
10.750% due 01/15/2013		90	110
Republic of Panama
8.250% due 04/22/2008		63,450	69,478
8.875% due 09/30/2027		29,750	35,626
9.375% due 07/23/2012		49,060	59,608
9.375% due 01/16/2023		44,520	55,205
9.625% due 02/08/2011		21,000	25,200
10.750% due 05/15/2020		6,500	8,840
Republic of Peru
5.000% due 03/07/2017 (a)		22,578	21,608
9.125% due 01/15/2008		15,300	16,983
9.125% due 02/21/2012		118,900	139,707
9.875% due 02/06/2015		8,500	10,561
Republic of South Africa
2.120% due 03/26/2009		2,000	2,009
6.500% due 06/02/2014		27,000	30,206
9.125% due 05/19/2009		28,525	33,160
Republic of Ukraine
6.875% due 03/04/2011		8,000	8,471
11.000% due 03/15/2007		8,214	8,687
Russian Federation
5.000% due 03/31/2030 (a)		532,265	595,535
8.250% due 03/31/2010 (a)		480	525
8.750% due 07/24/2005		700	703
United Mexican States
6.375% due 01/16/2013		97,275	104,668
6.625% due 03/03/2015		27,000	29,781
7.500% due 01/14/2012		9,160	10,410
8.000% due 09/24/2022		50,810	62,369
8.125% due 12/30/2019		38,000	46,740
8.300% due 08/15/2031		239,890	299,263
8.375% due 01/14/2011		23,693	27,638
9.875% due 02/01/2010		23,900	28,967
10.375% due 02/17/2009		582	696
11.375% due 09/15/2016		4,450	6,619
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		1,000	7
0.000% due 06/30/2006 (a)		1,000	26
0.000% due 06/30/2007 (a)		1,000	24

Total Sovereign Issues (Cost $1,295,274)			2,362,869

FOREIGN CURRENCY-DENOMINATED ISSUES (o) 3.3%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	2,300	3,255
Commonwealth of Canada
3.000% due 06/01/2006	C$	791	648
3.000% due 12/01/2036		35,790	36,401
5.750% due 06/01/2033		72,400	73,393
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	81,500	75,557
El Paso Corp.
7.125% due 05/06/2009	EC	63,300	79,667
Ford Motor Credit Co.
5.250% due 06/16/2008	DM	15,000	9,063
5.625% due 06/06/2006	EC	5,000	6,147
6.750% due 01/14/2008		8,000	9,932
Gazprom Capital
5.875% due 06/01/2015		20,000	24,434
General Motors Acceptance Corp.
4.375% due 09/26/2006		3,000	3,619
Halifax Group PLC
7.627% due 12/29/2049 (a)		14,700	22,114
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	7,311
Kingdom of Netherlands
4.000% due 07/15/2005		110,000	133,182
Kingdom of Spain
4.200% due 01/31/2037		18,900	24,978
5.750% due 07/30/2032		112,375	184,088
Lloyds TSB Capital I
7.375% due 02/07/2049		26,000	38,804
Republic of France
4.000% due 04/25/2055		55,075	71,047
4.750% due 04/25/2035		129,075	185,970
5.000% due 07/12/2005		9,740	11,793
5.500% due 04/25/2029		18,400	28,854
5.750% due 10/25/2032		344,400	565,674
Republic of Germany
5.500% due 01/04/2031		422,650	668,087
5.625% due 01/04/2028		80,700	127,295
6.250% due 01/04/2030		170,000	292,243
6.500% due 07/04/2027		50,000	86,917
Republic of Italy
1.650% due 09/15/2008		39,089	49,276
Republic of Poland
5.750% due 03/24/2010	PZ	54,490	17,078
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	94
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	19,121
7.500% due 03/08/2010	EC	5,000	7,116

Total Foreign Currency-Denominated Issues (Cost $3,626,123)			2,863,158

		# of Contracts
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/06/2036		315,700	9,854

Total Purchased Call Options (Cost $9,936)			9,854

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS (o) 35.2%
Certificates of Deposit 3.3%
Barclays Bank PLC
3.300% due 09/06/2005		150,000	150,000
Citibank New York N.A.
3.090% due 07/22/2005		63,300	63,300
3.120% due 07/28/2005		449,100	449,100
3.130% due 07/29/2005		295,500	295,500
3.155% due 08/09/2005		67,900	67,900
3.205% due 08/18/2005		237,700	237,700
3.230% due 08/23/2005		200,000	200,000
3.310% due 09/12/2005		407,000	407,000
3.360% due 09/19/2005		150,300	150,300
Dexia Bank New York N.A.
3.130% due 07/29/2005		93,800	93,800
HBOS Treasury Services PLC
3.070% due 07/13/2005		14,000	14,000
3.220% due 09/19/2005		145,000	145,000
HSBC Bank USA
3.130% due 08/12/2005		95,000	95,000
Nordea Bank Finland PLC
2.805% due 07/05/2005		50,000	50,000
Unicredito Italiano SpA
3.037% due 07/07/2005		67,000	67,000
3.115% due 07/27/2005		25,200	25,200
3.150% due 08/05/2005		117,700	117,701
3.150% due 08/09/2005		87,100	87,100
Westpac Capital Corp.
3.350% due 09/16/2005		140,000	140,000

			2,855,601

Commercial Paper 25.1%
ABN AMRO North America
3.030% due 07/14/2005		7,400	7,393
3.090% due 07/08/2005		99,600	99,540
Anz (Delaware), Inc.
3.040% due 07/15/2005		50,000	49,941
3.110% due 08/04/2005		26,800	26,721
3.110% due 08/08/2005		92,000	91,698
3.170% due 08/18/2005		29,000	28,877
3.190% due 08/25/2005		19,300	19,206
Anz National International Ltd.
3.030% due 07/12/2005		12,400	12,388
3.040% due 07/08/2005		2,016	2,015
3.100% due 07/29/2005		87,600	87,389
3.300% due 10/03/2005		99,600	98,707
ASB Bank Ltd.
3.120% due 08/03/2005		6,100	6,083
3.165% due 08/11/2005		50,000	49,820
3.170% due 08/10/2005		1,000	996
3.220% due 08/24/2005		3,600	3,583
Bank of America, N.A.
3.001% due 07/06/2005		1,200	1,198
3.010% due 07/06/2005		234,700	234,602
3.010% due 07/07/2005		27,800	27,786
3.165% due 08/15/2005		64,000	63,747
3.170% due 08/11/2005		80,400	80,110
3.370% due 10/13/2005		300,000	297,012
Bank of Ireland
2.930% due 08/17/2005		5,900	5,877
3.010% due 07/06/2005		62,000	61,974
3.040% due 07/20/2005		120,700	120,506
3.075% due 07/27/2005		78,200	78,026
3.160% due 08/18/2005		68,400	68,112
3.180% due 08/22/2005		53,000	52,757
3.190% due 08/22/2005		11,400	11,347
3.190% due 08/23/2005		500	498
3.360% due 10/18/2005		50,000	49,477
3.370% due 10/17/2005		54,000	53,441
Barclays U.S. Funding Corp.
3.085% due 07/11/2005		5,200	5,196
3.085% due 08/18/2005		2,400	2,390
3.180% due 08/19/2005		50,000	49,784
3.185% due 08/19/2005		11,600	11,550
3.195% due 08/24/2005		100	99
3.215% due 08/26/2005		2,100	2,089
3.240% due 08/31/2005		3,900	3,878
3.290% due 09/06/2005		74,100	73,632
3.315% due 09/14/2005		50,200	49,844
3.340% due 09/19/2005		66,300	65,797
BNP Paribas Finance, Inc.
3.365% due 10/17/2005		50,000	49,482
Carolina Power & Light Co.
3.670% due 10/11/2005		34,100	33,767
CBA (de) Finance
3.012% due 07/08/2005		1,400	1,399
3.020% due 07/08/2005		12,400	12,393
3.040% due 07/12/2005		12,625	12,613
3.075% due 07/25/2005		100	100
3.080% due 07/25/2005		59,200	59,078
3.100% due 07/11/2005		148,700	148,572
3.140% due 08/08/2005		7,000	6,977
3.160% due 08/08/2005		15,300	15,249
3.165% due 08/15/2005		2,000	1,992
3.170% due 08/09/2005		7,900	7,873
3.170% due 08/15/2005		49,500	49,304
3.190% due 08/22/2005		10,800	10,750
3.205% due 08/22/2005		2,700	2,687
3.370% due 09/26/2005		5,000	4,959
CDC IXIS Commercial Paper, Inc.
2.940% due 07/08/2005		29,800	29,783
2.955% due 07/11/2005		43,400	43,364
3.050% due 07/19/2005		11,100	11,083
3.080% due 07/11/2005		14,000	13,988
3.080% due 07/19/2005		6,200	6,190
3.080% due 08/02/2005		7,100	7,081
3.110% due 08/02/2005		1,700	1,695
3.160% due 08/02/2005		133,800	133,424
3.165% due 08/12/2005		8,500	8,469
Danske Corp.
3.010% due 07/07/2005		27,600	27,586
3.015% due 07/08/2005		22,000	21,987
3.020% due 07/15/2005		66,700	66,622
3.030% due 07/18/2005		600	599
3.035% due 07/18/2005		10,300	10,285
3.085% due 07/28/2005		66,000	65,847
3.105% due 08/03/2005		4,100	4,088
3.110% due 08/02/2005		65,400	65,219
3.110% due 08/05/2005		4,100	4,088
3.110% due 08/08/2005		33,300	33,191
3.123% due 08/11/2005		1,200	1,196
3.135% due 08/11/2005		12,700	12,655
3.150% due 08/08/2005		1,700	1,694
3.160% due 08/08/2005		398,000	396,672
3.180% due 08/24/2005		4,300	4,279
3.225% due 08/31/2005		1,700	1,690
3.250% due 09/07/2005		44,400	44,115
3.250% due 09/20/2005		4,500	4,465
3.270% due 08/31/2005		550	547
3.330% due 09/20/2005		18,900	18,755
3.360% due 09/20/2005		4,000	3,969
Den Norske Bank ASA
2.980% due 07/14/2005		22,000	21,976
3.105% due 07/22/2005		200	200
3.110% due 08/04/2005		4,900	4,886
3.180% due 08/22/2005		5,000	4,977
3.225% due 09/23/2005		300	298
3.240% due 09/23/2005		23,400	23,213
3.255% due 09/26/2005		13,700	13,587
3.260% due 09/06/2005		31,700	31,500
3.280% due 09/29/2005		5,000	4,957
3.280% due 10/03/2005		100	99
3.295% due 10/03/2005		34,800	34,488
3.300% due 09/14/2005		8,500	8,440
3.305% due 09/13/2005		62,400	61,963
Dexia Delaware LLC
2.982% due 07/05/2005		800	800
3.000% due 07/05/2005		38,100	38,087
3.080% due 07/27/2005		118,500	118,236
3.080% due 07/28/2005		200,000	199,538
3.100% due 07/29/2005		176,400	175,975
3.110% due 08/08/2005		97,900	97,579
3.120% due 08/09/2005		97,700	97,370
3.120% due 08/24/2005		64,000	63,700
3.150% due 08/09/2005		40,600	40,461
3.160% due 08/15/2005		44,300	44,125
3.180% due 08/22/2005		66,900	66,593
3.209% due 09/19/2005		700	695
3.220% due 09/19/2005		12,200	12,107
3.235% due 08/12/2005		12,800	12,752
3.235% due 08/15/2005		95,700	95,313
3.320% due 09/13/2005		4,100	4,071
3.340% due 09/13/2005		4,800	4,766
Fannie Mae
2.785% due 07/13/2005		578,755	578,215
2.790% due 07/20/2005		7,477	7,466
2.867% due 07/13/2005		9,607	9,597
2.875% due 07/13/2005		32,100	32,068
2.919% due 07/06/2005		13,800	13,794
2.920% due 07/06/2005		1,717	1,716
2.929% due 07/06/2005		30,700	30,687
2.940% due 07/01/2005		50,000	50,000
2.941% due 07/20/2005		23,100	23,064
2.943% due 07/20/2005		1,400	1,398
2.955% due 07/06/2005		3,600	3,598
2.960% due 07/13/2005		1,600	1,598
2.961% due 07/01/2005		14,810	14,810
2.967% due 07/01/2005		44,000	44,000
2.969% due 07/01/2005		26,726	26,726
2.970% due 07/18/2005		800	799
2.971% due 07/27/2005		2,100	2,095
2.975% due 07/27/2005		18,100	18,061
2.980% due 07/01/2005		659,800	659,800
2.986% due 08/08/2005		23,500	23,423
2.988% due 07/20/2005		62,200	62,102
2.990% due 08/08/2005		4,100	4,087
3.000% due 08/03/2005		65,000	64,817
3.005% due 07/27/2005		59,000	58,872
3.006% due 08/03/2005		60,600	60,432
3.010% due 08/01/2005		311,400	310,593
3.010% due 08/03/2005		250	249
3.023% due 08/03/2005		8,900	8,875
3.030% due 08/03/2005		2,365	2,358
3.045% due 08/05/2005		1,410	1,406
3.050% due 08/05/2005		10,800	10,768
3.057% due 08/10/2005		32,350	32,239
3.058% due 08/10/2005		2,000	1,993
3.066% due 08/10/2005		106,752	106,384
3.067% due 08/10/2005		71,500	71,254
3.076% due 08/10/2005		23,390	23,310
3.079% due 08/10/2005		6,900	6,876
3.080% due 08/10/2005		16,200	16,145
3.099% due 08/24/2005		75,722	75,364
3.100% due 08/17/2005		5,700	5,677
3.106% due 08/24/2005		72,600	72,257
3.108% due 08/24/2005		92,700	92,262
3.110% due 08/17/2005		224,900	223,987
3.120% due 08/24/2005		204,810	203,845
3.121% due 08/24/2005		17,400	17,318
3.125% due 08/24/2005		16,732	16,654
3.133% due 08/31/2005		1,477	1,468
3.143% due 08/31/2005		153,900	153,017
3.172% due 08/31/2005		96,800	96,244
3.180% due 09/07/2005		256,833	255,184
3.190% due 10/03/2005		1,664	1,649
3.190% due 10/05/2005		655	649
3.191% due 09/07/2005		127,917	127,096
3.205% due 09/07/2005		173,100	171,989
3.230% due 10/19/2005		439,000	434,364
3.230% due 10/26/2005		400	395
3.243% due 09/14/2005		1,100	1,092
3.247% due 09/14/2005		8,615	8,554
3.250% due 09/14/2005		214,600	213,076
3.313% due 09/21/2005		14,800	14,685
3.315% due 09/21/2005		63,200	62,708
3.360% due 11/30/2005		33,500	33,002
Federal Home Loan Bank
2.529% due 07/01/2005		43,000	43,000
2.920% due 07/01/2005		4,967	4,967
2.947% due 07/13/2005		120,800	120,676
2.963% due 07/01/2005		108,700	108,700
2.970% due 07/15/2005		32,300	32,261
2.990% due 07/22/2005		6,292	6,281
2.991% due 07/22/2005		4,097	4,090
3.010% due 07/29/2005		900	898
3.017% due 07/22/2005		144,212	143,955
3.020% due 07/05/2005		51,200	51,183
3.029% due 07/22/2005		1,400	1,397
3.030% due 08/05/2005		62,000	61,816
3.030% due 08/08/2005		8,900	8,872
3.033% due 08/03/2005		700	698
3.035% due 08/03/2005		10,300	10,271
3.085% due 07/15/2005		41,600	41,550
3.090% due 07/15/2005		11,700	11,686
3.095% due 08/10/2005		4,500	4,484
3.100% due 08/17/2005		6,560	6,533
3.110% due 08/18/2005		18,985	18,906
3.149% due 08/26/2005		300	299
3.150% due 08/26/2005		11,507	11,451
3.190% due 09/07/2005		320,200	318,144
3.193% due 09/07/2005		3,262	3,241
3.225% due 09/09/2005		39,400	39,140
3.245% due 09/14/2005		45,800	45,475
3.300% due 09/21/2005		2,800	2,778
3.350% due 09/30/2005		62,287	61,760
3.380% due 10/11/2005		2,100	2,079
Ford Motor Credit Co.
3.400% due 08/26/2005		287,900	286,377
ForeningsSparbanken AB
2.980% due 07/01/2005		14,700	14,700
3.005% due 07/01/2005		12,400	12,400
3.040% due 07/14/2005		8,700	8,690
3.045% due 07/19/2005		74,600	74,486
3.120% due 08/03/2005		400	399
3.180% due 08/18/2005		21,000	20,911
3.255% due 09/22/2005		11,100	11,013
Fortis Funding LLC
3.090% due 07/27/2005		75,500	75,331
3.270% due 09/23/2005		10,300	10,218
Freddie Mac
2.835% due 07/26/2005		123,800	123,554
2.850% due 07/01/2005		6,833	6,833
2.872% due 07/26/2005		32,000	31,933
2.875% due 07/12/2005		141,500	141,372
2.890% due 07/12/2005		21,725	21,706
2.897% due 07/12/2005		6,325	6,319
2.904% due 07/12/2005		17,700	17,684
2.908% due 07/12/2005		6,900	6,894
2.918% due 07/12/2005		23,660	23,639
2.932% due 08/01/2005		111,800	111,509
2.939% due 08/01/2005		12,900	12,866
2.940% due 07/05/2005		582	582
2.940% due 08/01/2005		214,800	214,256
2.943% due 08/01/2005		12,000	11,969
2.944% due 07/26/2005		28,785	28,725
2.949% due 08/01/2005		7,845	7,825
2.950% due 07/05/2005		300	300
2.955% due 07/19/2005		91,400	91,265
2.963% due 08/01/2005		42,000	41,889
2.986% due 08/08/2005		49,304	49,147
2.987% due 08/09/2005		6,650	6,628
2.988% due 08/09/2005		200	199
2.989% due 08/02/2005		14,900	14,860
2.990% due 08/09/2005		40,919	40,782
2.991% due 08/09/2005		880	877
2.992% due 08/02/2005		1,900	1,895
2.996% due 08/09/2005		54,100	53,922
2.999% due 08/08/2005		143,983	143,515
3.000% due 08/08/2005		15,700	15,650
3.002% due 08/02/2005		11,600	11,568
3.002% due 08/09/2005		38,000	37,875
3.020% due 08/02/2005		29,500	29,421
3.020% due 08/09/2005		18,200	18,140
3.021% due 08/08/2005		3,100	3,090
3.025% due 08/02/2005		18,600	18,550
3.082% due 08/16/2005		400	398
3.088% due 08/16/2005		10,600	10,558
3.089% due 08/16/2005		69,300	69,025
3.095% due 08/16/2005		25,400	25,299
3.120% due 08/23/2005		23,200	23,093
3.150% due 08/30/2005		138,100	137,320
3.150% due 09/07/2005		553	549
3.153% due 09/07/2005		2,740	2,722
3.159% due 08/30/2005		12,000	11,932
3.173% due 09/06/2005		17,500	17,389
3.183% due 09/06/2005		266,485	264,801
3.190% due 09/06/2005		21,800	21,662
3.190% due 10/04/2005		3,961	3,925
3.231% due 09/13/2005		1,446	1,436
3.238% due 11/01/2005		32,200	31,818
3.250% due 09/13/2005		78,612	78,062
3.254% due 11/01/2005		39,000	38,537
3.255% due 11/01/2005		256,100	253,060
3.295% due 09/20/2005		46,100	45,745
3.299% due 09/20/2005		11,000	10,915
3.310% due 11/02/2005		541,800	535,315
3.310% due 11/03/2005		6,500	6,422
3.347% due 11/29/2005		600	591
3.360% due 11/29/2005		9,800	9,655
General Electric Capital Corp.
3.070% due 07/11/2005		700	699
3.075% due 07/25/2005		1,600	1,597
3.080% due 07/25/2005		300	299
3.090% due 07/25/2005		25,000	24,948
3.110% due 07/25/2005		7,630	7,614
3.150% due 08/01/2005		26,600	26,528
3.150% due 08/02/2005		135,800	135,420
3.260% due 09/22/2005		26,900	26,688
3.270% due 09/07/2005		16,800	16,692
3.270% due 09/08/2005		25,500	25,334
3.290% due 09/09/2005		49,200	48,875
3.300% due 09/07/2005		1,400	1,391
3.330% due 09/09/2005		400	397
3.330% due 09/22/2005		7,500	7,441
HBOS Treasury Services PLC
3.030% due 07/11/2005		10,200	10,191
3.040% due 07/15/2005		11,000	10,987
3.050% due 07/15/2005		106,900	106,773
3.050% due 07/21/2005		3,200	3,195
3.060% due 07/21/2005		99,000	98,832
3.080% due 07/27/2005		102,100	101,873
3.089% due 07/28/2005		700	698
3.100% due 07/28/2005		1,000	998
3.110% due 07/27/2005		190,100	189,673
3.110% due 07/28/2005		190,000	189,557
3.113% due 08/08/2005		700	698
3.115% due 07/28/2005		20,300	20,253
3.120% due 07/29/2005		4,500	4,489
3.120% due 08/08/2005		16,500	16,446
3.130% due 08/24/2005		87,000	86,592
3.140% due 08/09/2005		65,800	65,576
3.150% due 08/03/2005		14,300	14,259
3.160% due 08/10/2005		4,600	4,584
3.190% due 08/24/2005		57,000	56,727
3.195% due 08/24/2005		90,600	90,166
3.230% due 09/01/2005		23,000	22,866
3.240% due 09/02/2005		76,400	75,947
3.250% due 09/07/2005		19,400	19,275
3.250% due 09/08/2005		38,800	38,547
3.255% due 09/07/2005		21,200	21,064
3.270% due 09/08/2005		48,600	48,284
3.280% due 09/22/2005		11,075	10,988
ING U.S. Funding LLC
3.030% due 07/08/2005		2,450	2,449
3.040% due 07/18/2005		10,600	10,585
3.077% due 07/26/2005		600	599
3.090% due 07/26/2005		1,900	1,896
3.100% due 07/27/2005		20,000	19,955
3.110% due 08/03/2005		5,500	5,484
3.110% due 08/04/2005		1,100	1,097
3.110% due 08/05/2005		1,100	1,097
3.170% due 08/18/2005		35,000	34,852
3.260% due 09/01/2005		15,600	15,509
KFW International Finance, Inc.
2.800% due 07/05/2005		2,200	2,199
3.140% due 08/22/2005		40,700	40,515
3.140% due 08/23/2005		11,200	11,148
Lloyds TSB Bank PLC
3.050% due 07/05/2005		205,000	204,930
National Australia Funding, Inc.
3.030% due 07/01/2005		6,000	6,000
3.080% due 07/11/2005		216,600	216,415
3.270% due 08/01/2005		2,600	2,593
Nordea North America, Inc.
3.110% due 08/08/2005		36,000	35,882
3.115% due 08/04/2005		98,800	98,509
3.120% due 08/03/2005		11,900	11,866
3.165% due 08/18/2005		37,900	37,740
3.205% due 08/26/2005		24,300	24,179
3.220% due 08/26/2005		6,400	6,368
3.230% due 09/02/2005		63,600	63,223
3.240% due 09/01/2005		7,000	6,959
3.240% due 09/02/2005		244,300	242,851
3.270% due 09/07/2005		150,000	149,037
3.300% due 09/06/2005		6,000	5,962
3.310% due 09/16/2005		2,300	2,283
3.360% due 09/16/2005		5,200	5,162
Oesterreichische
3.190% due 08/25/2005		800	796
Procter & Gamble Co.
3.000% due 07/11/2005		14,500	14,488
3.020% due 07/13/2005		47,000	46,953
3.080% due 07/25/2005		10,880	10,858
3.080% due 07/26/2005		1,500	1,497
3.145% due 08/17/2005		149,400	148,787
Rabobank USA Financial Corp.
3.020% due 07/15/2005		164,400	164,207
3.030% due 07/20/2005		57,900	57,807
3.075% due 07/26/2005		38,600	38,518
3.080% due 07/26/2005		122,400	122,138
3.095% due 07/27/2005		299,800	299,130
3.105% due 08/08/2005		55,100	54,919
3.105% due 08/09/2005		34,600	34,484
3.150% due 08/08/2005		54,657	54,475
3.160% due 08/08/2005		82,700	82,424
3.260% due 09/26/2005		9,100	9,025
3.360% due 07/01/2005		163,200	163,200
3.370% due 07/01/2005		12,000	12,000
Royal Bank of Canada PLC
3.030% due 07/15/2005		91,200	91,093
Royal Bank of Scotland PLC
3.080% due 07/18/2005		2,600	2,596
3.085% due 07/15/2005		59,500	59,429
3.190% due 08/22/2005		150,000	149,309
3.220% due 08/15/2005		19,000	18,923
3.230% due 09/01/2005		62,700	62,334
Shell Finance (UK) PLC
3.090% due 08/09/2005		31,000	30,896
Skandinaviska Enskilda Banken AB (SEB)
3.030% due 07/11/2005		78,000	77,934
3.030% due 07/13/2005		1,000	999
3.040% due 07/14/2005		30,700	30,666
3.070% due 07/14/2005		500	499
3.100% due 07/18/2005		300	300
3.170% due 08/18/2005		5,900	5,875
3.180% due 08/19/2005		1,800	1,792
3.280% due 09/07/2005		27,000	26,827
3.310% due 09/15/2005		4,200	4,170
Spintab AB
2.763% due 07/20/2005		100,000	99,838
2.920% due 07/22/2005		50,000	49,915
3.060% due 07/21/2005		88,500	88,350
3.080% due 08/11/2005		27,200	27,105
3.230% due 09/01/2005		6,500	6,462
3.250% due 09/08/2005		1,900	1,888
Stadshypotek Delaware, Inc.
3.030% due 07/14/2005		78,800	78,714
3.115% due 07/25/2005		8,200	8,183
3.170% due 08/08/2005		98,600	98,270
Statens Bostadsfin Bank
3.110% due 08/03/2005		25,000	24,929
3.180% due 08/08/2005		72,750	72,506
3.180% due 08/16/2005		4,600	4,581
3.180% due 08/18/2005		50,000	49,788
Svenska Handelsbanken, Inc.
3.015% due 07/07/2005		44,600	44,578
3.040% due 07/20/2005		51,900	51,817
3.050% due 07/20/2005		57,600	57,507
3.155% due 08/03/2005		246,600	245,887
3.160% due 08/03/2005		2,800	2,792
TotalFinaElf Capital S.A.
3.105% due 07/11/2005		50,800	50,756
3.150% due 08/08/2005		20,900	20,830
3.370% due 07/01/2005		4,500	4,500
Toyota Motor Credit Corp.
2.920% due 07/11/2005		20,000	19,984
3.000% due 07/05/2005		50,000	49,983
3.300% due 09/13/2005		30,000	29,790
UBS Finance Delaware LLC
2.975% due 07/14/2005		13,100	13,086
3.020% due 07/22/2005		65,800	65,684
3.030% due 07/01/2005		1,000	1,000
3.060% due 07/08/2005		1,000	999
3.065% due 07/11/2005		8,300	8,293
3.070% due 07/08/2005		33,500	33,480
3.105% due 07/11/2005		133,200	133,085
3.115% due 07/25/2005		116,000	115,759
3.140% due 08/01/2005		77,800	77,590
3.165% due 08/08/2005		192,200	191,558
3.165% due 08/30/2005		7,200	7,159
3.180% due 09/06/2005		39,700	39,449
3.185% due 09/06/2005		23,000	22,855
3.210% due 09/12/2005		9,200	9,136
3.230% due 09/19/2005		34,400	34,139
3.250% due 09/23/2005		6,900	4,861
3.255% due 09/26/2005		41,100	40,760
3.270% due 09/27/2005		2,400	2,380
3.285% due 10/03/2005		9,900	9,811
3.310% due 09/19/2005		61,205	60,740
3.365% due 10/14/2005		36,000	35,638
3.375% due 10/17/2005		17,600	17,418
3.390% due 07/01/2005		22,200	22,200
Unicredit Delaware, Inc.
3.320% due 09/15/2005		100,000	99,280
Westpac Capital Corp.
3.010% due 07/06/2005		50,000	49,979
3.010% due 07/08/2005		20,200	20,188
3.050% due 07/22/2005		83,000	82,852
3.150% due 08/11/2005		17,400	17,338
3.330% due 10/20/2005		21,600	21,370
3.360% due 10/17/2005		100,000	98,964
Westpac Trust Securities NZ Ltd.
3.100% due 07/28/2005		195,000	194,547
3.260% due 09/07/2005		42,000	41,730
3.295% due 10/03/2005		2,500	2,478
3.330% due 10/03/2005		37,700	37,362

			21,678,728

Repurchase Agreements 1.1%
Credit Suisse First Boston
2.700% due 07/01/2005		391,400	391,400
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500%-4.250% due 08/15/2009-11/15/2013 valued at $400,769. Repurchase proceeds are $391,429.)
State Street Bank
2.650% due 07/01/2005		569,698	569,698

(Dated 06/30/2005. Collateralized by Fannie Mae 1.875%-2.875% due 09/15/2005-10/15/2005 valued at $181,545; Federal Farm Credit Bank 2.125% due 8/15/2005 valued at $7,210; and Freddie Mac 2.010%-2.875% due 08/26/2005-10/06/2005 valued at $392,338. Repurchase proceeds at $569,740).

			961,098

Belgium Treasury Bills 1.2%
2.024% due 07/14/2005-08/18/2005 (g)	EC	850,000	1,026,103

			1,026,103

French Treasury Bills 1.9%
2.006% due 07/13/2005-09/01/2005 (g)		1,380,100	1,667,132

			1,667,132

German Treasury Bill 0.8%
1.965% due 07/13/2005		540,000	653,042

			653,042

Netherlands Treasury Bill 1.2%
2.020% due 07/29/2005		850,000	1,027,025

			1,027,025

U.S. Treasury Bills 0.6%
2.969% due 07/28/2005-11/17/2005 (g)(i)(j)		$521,205	517,583

Total Short-Term Instruments (Cost $30,686,675)			30,386,312

Total Investments (h) (Cost $94,700,222)		110.6%	$95,392,973
Written Options (l) (Premiums $53,555)		(0.0%)	(37,096)

Other Assets and Liabilities (Net)		(10.6%)	(9,112,172)

Net Assets		100.0%	$86,243,705

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal only security.

(d) Interest only security.

(e) Zero-coupon Bond.

(f) Principal amount of security is adjusted for inflation.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) As of June 30, 2005, portfolio securities with an aggregate market value of $1,843,949 were valued with reference to securities whose prices are more readily obtainable.

(i) Securities with an aggregate market value of $94,411 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(j) Securities with an aggregate market value of $371,207 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
Eurodollar March Long Futures	03/2006	93,519	$33,299
Eurodollar June Long Futures	06/2006	11,482	(263)
Eurodollar September Long Futures	09/2006	6,110	2,675
Eurodollar December Long Futures	12/2005	69,848	(66,718)
Euro-Bobl 5-Year Note Long Futures	09/2005	3,490	4,589
Government of Japan 10-Year Note Long Futures	09/2005	880	5,855
U.S. Treasury 10-Year Note Short Futures	09/2005	10,697	(3,300)
U.S. Treasury 30-Year Bond Long Futures	09/2005	31,594	30,858
U.S. Treasury 5-Year Note Long Futures	09/2005	76	(16)

			$6,979

(k) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	442,880	$19,380
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	53,310,000	(35,014)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(21,602)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		14,580,300	(7,204)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(4,947)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	1,142
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	104,800	(5,242)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(5,737)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		75,500	(3,209)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	211,200	30,034
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	7,521
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		75,500	3,143
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		180,000	27,498
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		93,200	11,925

							$17,688

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	85,600	$5
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006		$10,000	109
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		9,600	161
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	(280)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	(116)
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010		50,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006		20,000	433
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006		18,300	305
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	471
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	1,030
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	372
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		20,000	307
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	38
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		1,100	14
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010		14,000	295
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006		15,000	178
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006		1,700	15
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		2,000	49
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		600	26
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007		10,000	343
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006		10,000	(1)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006		4,800	154
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006		20,000	667
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006		2,000	20
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007		5,300	(39)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007		5,000	48
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007		30,000	695
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005		1,400	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006		10,000	58
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006		7,000	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		12,000	212
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006		19,000	141
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006		14,000	138
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		16,000	371
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006		18,000	186
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007		10,000	381
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		18,500	899
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007		5,000	229
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2007		25,000	413
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007		29,300	504
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010		10,000	172
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005		37,800	193
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005		9,700	46
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005		2,100	10
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005		27,510	25
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006		4,000	(10)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006		3,000	49
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007		6,000	37
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		12,000	153
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010		50,000	(121)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010		50,000	(130)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		4,000	175
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	07/05/2005		85,600	35
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005		7,700	37
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006		10,000	157
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006		7,000	77
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006		13,000	148
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006		10,000	187
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006		59,200	97
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006		10,000	0
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007		103,300	270
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		18,900	918
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		7,300	327
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006		10,700	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006		17,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007		10,000	495
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007		10,000	343
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006		3,000	(6)

							$12,947

(l) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	10,926	$1,571	$341
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	10,926	1,104	171
Call - CBOT U.S. Treasury Bond September Futures	121.000	08/26/2005	7,030	6,307	4,394
Call - CBOT U.S. Treasury Note September Futures	115.000	08/26/2005	32,674	10,010	10,721
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	33,292	7,852	4,682
Put - CBOT U.S. Treasury Bond September Futures	115.000	08/26/2005	7,032	4,704	2,527
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	40,550	9,836	3,802
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	8,661	1,965	1,759

				$43,349	$28,397

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000%**	09/23/2005	$700	$21	$2
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000%*	09/23/2005	700	12	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000%**	10/31/2005	500	14	3
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000%*	10/31/2005	500	5	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000%**	06/02/2006	744,900	10,154	8,694

					$10,206	$8,699

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(m) Restricted security as of June 30, 2005:

Issuer Description	Coupon (%	)	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844		08/01/2021	07/21/1992	$847	$815	0.00%
First Interstate Bancorp	8.875		01/01/2009	01/04/1999	9	8	0.00
First Interstate Bancorp	9.125		01/01/2009	01/04/1990	1	1	0.00
Goldman Sachs Mortgage Corp.	6.000		12/31/2007	06/24/1993	3,875	3,819	0.00
Mazda Manufacturing Corp.	10.500		07/01/2008	03/31/1992	1,275	1,176	0.00
United Airlines, Inc.	6.932		09/01/2011	12/28/2001	10,500	6,658	0.01
Sprint Capital Corp.	6.000		01/15/2017	02/28/2002	37,410	38,411	0.04
Sprint Capital Corp.	7.125		01/30/2006	05/28/2002	13,615	13,695	0.02

					$67,532	$64,583	0.07%

(n) Short sales open at June 30, 2005 were as follows:

Type	Coupon(%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$1,037,000	$1,048,666	$1,048,990

(o) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	BP	21,712	07/2005	$900	$0	$900
Buy	BR	49,440	07/2005	2,789	0	2,789
Sell		49,440	07/2005	0	(1,291)	(1,291)
Buy		97,908	08/2005	2,812	0	2,812
Sell		97,908	08/2005	0	(2,680)	(2,680)
Buy		816,242	09/2005	50,677	0	50,677
Sell		816,241	09/2005	0	(26,066)	(26,066)
Sell	C$	126,249	07/2005	0	(1,688)	(1,688)
Buy	CP	24,873,024	08/2005	74	(33)	41
Buy		10,524,187	09/2005	391	0	391
Buy	EC	8,950	07/2005	7	(5)	2
Sell		4,209,616	07/2005	146,064	(1,642)	144,422
Buy		559,200	08/2005	1,665	0	1,665
Sell		2,939,732	08/2005	13,580	(2,940)	10,640
Buy	JY	131,253,775	07/2005	0	(38,775)	(38,775)
Buy	KW	33,310,790	07/2005	0	(1,137)	(1,137)
Buy		37,334,082	08/2005	0	(1,137)	(1,137)
Buy		20,428,650	09/2005	0	(398)	(398)
Buy	MP	379,815	08/2005	937	0	937
Buy		194,166	09/2005	55	0	55
Sell	N$	56,083	07/2005	1,013	0	1,013
Buy	PN	110,682	08/2005	50	0	50
Buy		61,969	09/2005	1	0	1
Buy	PZ	116,685	08/2005	1	(652)	(651)
Buy		60,986	09/2005	0	(70)	(70)
Buy	RP	1,193,374	09/2005	51	0	51
Buy		756,078	11/2005	0	(42)	(42)
Buy	RR	441,400	07/2005	0	(517)	(517)
Buy		921,344	08/2005	0	(911)	(911)
Buy		529,284	09/2005	0	(82)	(82)
Buy	S$	26,024	07/2005	0	(393)	(393)
Buy		55,158	08/2005	0	(731)	(731)
Buy		29,555	09/2005	0	(125)	(125)
Buy	SR	103,581	08/2005	0	(1,502)	(1,502)
Buy	SV	1,037,925	08/2005	0	(997)	(997)
Buy		594,081	09/2005	0	(63)	(63)
Buy	T$	1,081,048	08/2005	0	(667)	(667)
Buy		576,874	09/2005	0	(203)	(203)

				$221,067	$(84,747)	$136,320

See accompanying notes

Schedule of Investments

Total Return Fund II

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.6%
Banking & Finance 3.5%
American General Finance Corp.
3.492% due 03/23/2007 (a)	$1,600	$1,600
Ford Motor Credit Co.
7.600% due 08/01/2005	2,600	2,606
6.875% due 02/01/2006	9,000	9,091
General Electric Capital Corp.
3.390% due 03/04/2008 (a)	1,500	1,501
General Motors Acceptance Corp.
7.500% due 07/15/2005	3,900	3,902
6.125% due 09/15/2006	7,600	7,608
7.250% due 03/02/2011	700	657
Goldman Sachs Group LP
3.865% due 01/20/2009 (a)	5,000	5,081
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	12,000	14,476
Morgan Stanley Warehouse Facilities
3.334% due 07/06/2005 (a)	6,800	6,764
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,791
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700	23,431

		79,508

Industrials 2.1%
Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,654
DaimlerChrysler NA Holding Corp.
3.610% due 03/07/2007 (a)	24,900	24,833
Dow Chemical Co.
8.040% due 07/02/2005	197	197
El Paso Corp.
6.750% due 05/15/2009	16,700	16,784
United Airlines, Inc.
6.071% due 03/01/2013	608	572
9.190% due 12/24/2013 (b)	7,156	2,880

		46,920

Utilities 0.0%
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,265

Total Corporate Bonds & Notes (Cost $124,936)		127,693

MUNICIPAL BONDS & NOTES 1.1%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,114
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	6,020	6,568
6.625% due 06/01/2040	5,300	5,930
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	190	250
New York, New York General Obligation Bonds, Series 2005
6.660% due 03/01/2030 (a)	750	838
6.660% due 03/01/2035 (a)	5,000	5,564
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.800% due 01/01/2035 (a)	2,500	2,802
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,693

Total Municipal Bonds & Notes (Cost $22,654)		25,759

U.S. GOVERNMENT AGENCIES 57.2%
Fannie Mae
3.319% due 09/22/2006 (a)	10,300	10,297
3.340% due 04/26/2035 (a)	2,920	2,922
3.747% due 09/01/2040 (a)	6,864	7,042
3.954% due 02/01/2023 (a)	172	174
4.287% due 01/01/2024 (a)	123	126
4.411% due 12/01/2023 (a)	112	116
4.480% due 04/01/2024 (a)	211	218
4.495% due 07/01/2020 (a)	196	198
4.500% due 07/01/2017 - 07/19/2020 (d)	2,974	2,962
4.975% due 01/01/2035 (a)	5,200	5,280
5.000% due 12/01/2016 - 08/11/2035 (d)	446,622	450,467
5.027% due 03/01/2024 (a)	5	5
5.500% due 03/01/2016 - 07/14/2035 (d)	741,595	752,265
5.936% due 11/01/2011	8,634	9,321
6.000% due 04/01/2017 - 05/01/2033 (d)	11,950	12,363
6.500% due 07/01/2013 - 06/25/2044 (d)	3,691	3,833
7.000% due 04/01/2011 - 09/25/2020 (d)	127	133
7.500% due 04/01/2008	5	5
7.750% due 10/01/2007	3	3
8.000% due 04/01/2015 - 10/01/2030 (d)	24	25
8.500% due 01/01/2007 - 04/01/2017 (d)	10	10
9.000% due 06/01/2010 - 06/25/2018 (d)	29	31
9.250% due 07/25/2019	300	329
9.500% due 09/01/2009	6	6
10.000% due 11/01/2021	9	11
11.000% due 09/01/2010	37	41
13.750% due 11/01/2011 - 09/01/2013 (d)	16	17
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	2,000	1,860
Federal Housing Administration
8.955% due 05/01/2019	84	86
Freddie Mac
4.183% due 12/01/2022 (a)	678	695
4.365% due 02/01/2023 (a)	53	54
5.000% due 11/01/2018 - 12/01/2031 (d)	7,936	8,029
5.500% due 01/01/2018	150	154
6.000% due 02/01/2016 - 11/01/2032 (d)	7,275	7,533
6.500% due 12/01/2010 - 07/01/2028 (d)	52	54
7.000% due 03/01/2007 - 07/15/2022 (d)	2,548	2,591
7.243% due 07/01/2030 (a)	169	173
7.500% due 01/15/2023 - 01/01/2026 (d)	5,700	5,977
8.000% due 11/01/2025 - 06/15/2030 (d)	3,961	4,124
8.250% due 05/01/2008	2	2
9.000% due 12/15/2020	142	142
9.250% due 11/15/2019	5	5
9.500% due 02/01/2011 - 02/01/2018 (d)	22	23
10.000% due 06/01/2011 - 03/01/2021 (d)	20	23
Government National Mortgage Association
3.375% due 06/20/2023 - 06/20/2027 (a)(d)	1,279	1,298
3.500% due 07/20/2030 (a)	258	261
3.750% due 09/20/2024 - 08/20/2027 (a)(d)	3,010	3,064
4.125% due 12/20/2029 (a)	2,179	2,210
4.375% due 01/20/2024 - 02/20/2027 (a)(d)	2,869	2,914
6.000% due 01/15/2024 - 10/15/2031 (d)	259	268
7.500% due 09/15/2014 - 09/15/2025 (d)	51	54
8.000% due 07/15/2010 - 08/15/2024 (d)	164	176
8.500% due 11/15/2006	4	4
9.000% due 09/15/2008 - 11/15/2017 (d)	58	64
9.500% due 01/20/2019 - 12/15/2021 (d)	22	25
12.000% due 02/15/2014 - 06/15/2015 (d)	2	1
Small Business Administration
7.449% due 08/01/2010	1,893	2,038
7.970% due 01/25/2025	337	366

Total U.S. Government Agencies (Cost $1,293,262)		1,302,468

U.S. TREASURY OBLIGATIONS 18.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	12,280	12,674
2.375% due 01/15/2025	42,937	47,015
U.S. Treasury Bonds
7.875% due 02/15/2021	12,300	17,351
5.500% due 08/15/2028	10,500	12,368
U.S. Treasury Notes
4.875% due 02/15/2012	290,500	308,611
4.750% due 05/15/2014	12,500	13,097

Total U.S. Treasury Obligations (Cost $404,160)		411,116

MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)	5,900	5,832
Bear Stearns Adjustable Rate Mortgage Trust
5.086% due 04/25/2033 (a)	3,138	3,143
Bear Stearns Alt-A Trust
5.446% due 05/25/2035 (a)	11,919	12,147
Commercial Mortgage Pass-Through Certificates
3.440% due 09/15/2014 (a)	1,200	1,198
6.145% due 05/15/2032	845	852
CS First Boston Mortgage Securities Corp.
6.191% due 04/25/2032 (a)	108	109
6.240% due 06/25/2032 (a)	1,429	1,432
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	26	29
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	79	86
Indymac Adjustable Rate Mortgage Trust
6.640% due 01/25/2032 (a)	157	157
Nationslink Funding Corp.
3.540% due 11/10/2030 (a)	559	561
6.654% due 11/10/2030	1,685	1,710
Prime Mortgage Trust
3.710% due 02/25/2019 (a)	576	578
3.710% due 02/25/2034 (a)	2,453	2,458
Structured Asset Mortgage Investments, Inc.
5.000% due 03/25/2032 (a)	14	14
3.590% due 09/19/2032 (a)	3,545	3,529
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	660	676
6.123% due 02/25/2032 (a)	233	234
3.600% due 01/25/2033 (a)	237	238
3.260% due 12/25/2034 (a)	2,128	2,129
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)	1,691	1,703

Total Mortgage-Backed Securities (Cost $38,721)		38,815

ASSET-BACKED SECURITIES 1.5%
AAA Trust
3.410% due 04/25/2035 (a)	11,081	11,100
Aames Mortgage Investment Trust
3.390% due 08/25/2035 (a)	979	980
Amortizing Residential Collateral Trust
3.360% due 06/25/2032 (a)	2,345	2,348
Bear Stearns Asset-Backed Securities, Inc.
3.760% due 03/25/2043 (a)	3,794	3,802
Capital Auto Receivables Asset Trust
3.230% due 06/15/2006 (a)	1,348	1,349
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)	2,400	2,398
Countrywide Asset-Backed Certificates
3.230% due 06/25/2035 (a)	4,600	4,604
EMC Mortgage Loan Trust
3.680% due 05/25/2040 (a)	5,006	5,025
Fannie Mae
3.360% due 07/25/2035 (a)	2,500	2,501
Home Equity Asset Trust
3.770% due 05/25/2033 (a)	226	226
Morgan Stanley Dean Witter Capital I, Inc.
3.640% due 07/25/2032 (a)	41	41

Total Asset-Backed Securities (Cost $34,319)		34,374

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	2,000	62

Total Purchased Call Options (Cost $59)		62

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures (CME)
Strike @ 95.125 Exp. 09/19/2005	349	0
Strike @ 94.750 Exp. 09/19/2005	248	3
Strike @ 94.875 Exp. 09/19/2005	235	0
Strike @ 94.500 Exp. 09/30/2005	1,100	7

Total Purchased Put Options (Cost $19)		10

	Shares
PREFERRED SECURITY 0.8%
DG Funding Trust
3.360% due 12/29/2049 (a)	1,568	16,866

Total Preferred Security (Cost $16,522)		16,866

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	54,800	3,053

Total Preferred Stock (Cost $2,771)		3,053

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 40.0%
Certificates of Deposit 7.9%
Citibank New York N.A.
3.090% due 07/22/2005	$36,800	36,800
3.155% due 08/09/2005	5,600	5,600
3.360% due 09/19/2005	17,600	17,466
HSBC Bank USA
3.135% due 08/09/2005	60,100	60,100
Unicredito Italiano SpA
3.090% due 07/21/2005	60,300	60,300

		180,266

Commercial Paper 21.8%
Bank of America N.A.
3.170% due 08/11/2005	50,000	49,819
Fannie Mae
2.967% due 07/01/2005	51,900	51,900
2.980% due 07/01/2005	17,000	17,000
3.100% due 08/17/2005	99,800	99,394
3.250% due 09/14/2005	66,000	65,531
Federal Home Loan Bank
2.963% due 07/01/2005	51,000	51,000
2.947% due 07/13/2005	70,000	69,928
Freddie Mac
3.155% due 09/07/2005	90,700	90,118

		494,690

Repurchase Agreements 9.9%
Credit Suisse First Boston
2.700% due 07/01/2005	19,000	19,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $19,490. Repurchase proceeds are $19,001.)
State Street Bank
2.650% due 07/01/2005	6,026	6,026
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $6,149. Repurchase proceeds are $6,026.)
UBS Warburg LLC
2.650% due 07/01/2005	200,000	200,000
(Dated 06/30/2005. Collateralized by Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $223,819. Repurchase proceeds are $200,015.)

		225,026

U.S. Treasury Bills 0.4%
2.949% due 09/01/2005-09/15/2005 (d)(f)	9,450	9,384

Total Short-Term Instruments (Cost $909,571)		909,366

Total Investments (e) (Cost $2,846,994)	126.1%	$2,869,582
Written Options (h)	(0.0%)	(741)
(Premiums $1,127)
Other Assets and Liabilities (Net)	(26.1%)	(593,028)

Net Assets	100.0%	$2,275,813

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of June 30, 2005, portfolio securities with an aggregate market value of $32,746 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $21,816 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	2,033	$967
Eurodollar June Long Futures	06/2006	25	(1)
Eurodollar September Long Futures	09/2005	37	(33)
Eurodollar September Long Futures	09/2006	167	73
Eurodollar December Long Futures	12/2005	1,643	(1,190)
U.S. Treasury 10-Year Note Short Futures	09/2005	157	(95)
U.S. Treasury 30-Year Bond Long Futures	09/2005	2,471	925

			$646

(g) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$3,400	$57
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	9,500	121
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	5,600	87
HSBC Bank USA	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	5,000	242
HSBC Bank USA	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,500	22
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	2,000	48
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	9,000	267
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	6,100	163

						$1,007

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	303	$43	$9
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	303	31	5
Call - CBOT U.S. Treasury Bond September Futures	121.000	08/26/2005	196	176	123
Call - CBOT U.S. Treasury Note September Futures	115.000	08/26/2005	765	223	251
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	773	190	108
Put - CBOT U.S. Treasury Bond September Futures	115.000	08/26/2005	195	130	70
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	782	254	73
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	285	19	44

				$1,066	$683

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	$5,000	$61	$58

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$24,000	$24,270	$24,278
U.S. Treasury Note	4.750	05/15/2014	12,500	13,098	13,265

				$37,368	$37,543

See accompanying notes

Schedule of Investments

Total Return Fund III

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 3.7%
Banking & Finance 2.5%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$900	$900
Export-Import Bank of Korea
7.100% due 03/15/2007		50	52
Ford Motor Credit Co.
7.600% due 08/01/2005		1,400	1,403
General Electric Capital Corp.
3.390% due 03/04/2008 (a)		900	901
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)		400	400
4.070% due 04/13/2006 (a)		11,700	11,655
7.250% due 03/02/2011		500	469
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)		7,900	7,948
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)		1,200	1,464
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)		2,100	2,533
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014		110	109
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		4,000	3,979
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)		500	587
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		600	617
5.954% due 07/03/2008 (a)		600	617
7.004% due 07/03/2008 (a)		300	257
Premium Asset Trust
3.420% due 10/06/2005 (a)		1,200	1,200
Prudential Holdings LLC
8.695% due 12/18/2023		265	351
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,151
Royal Bank of Scotland PLC
7.648% due 08/31/2049 (a)		3,800	4,848
UFJ Finance Aruba AEC
6.750% due 07/15/2013		1,300	1,452
World Financial Properties
6.950% due 09/01/2013		205	223

			43,116

Industrials 0.3%
Continental Airlines, Inc.
6.900% due 01/02/2018		130	129
6.545% due 02/02/2019		82	83
DaimlerChrysler NA Holding Corp.
3.890% due 05/24/2006 (a)		2,100	2,106
El Paso CGP Co.
9.625% due 05/15/2012		1,000	1,100
Pemex Project Funding Master Trust
9.125% due 10/13/2010		65	76
7.375% due 12/15/2014		500	562
Qwest Corp.
8.875% due 06/01/2031		300	305
United Airlines, Inc.
6.071% due 03/01/2013 (d)		347	327

			4,688

Utilities 0.9%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		500	501
Sprint Capital Corp.
6.000% due 01/15/2007		2,000	2,050
6.125% due 11/15/2008		800	843
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,617
TXU Corp.
6.375% due 06/15/2006		3,000	3,066

			15,077

Total Corporate Bonds & Notes (Cost $60,987)			62,881

MUNICIPAL BONDS & NOTES 0.4%
Indiana Municipal Power Supply System Revenue Bonds, (FGIC Insured), Series 2005
7.460% due 01/01/2032 (a)		3,500	3,917
New York, New York General Obligation Bonds, Series 2005
6.690% due 03/01/2030 (a)		450	503
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.460% due 01/01/2035 (a)		1,470	1,648
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.750% due 04/01/2035		1,100	1,164

Total Municipal Bonds & Notes (Cost $7,009)			7,232

U.S. GOVERNMENT AGENCIES 47.6%
Fannie Mae
2.625% due 01/19/2007		1,200	1,179
3.084% due 07/01/2034 (a)		124	123
3.111% due 04/26/2035 (a)		1,884	1,885
3.319% due 09/22/2006 (a)		6,200	6,198
3.360% due 07/25/2035 (a)		1,700	1,700
4.173% due 03/01/2033 (a)		313	315
4.500% due 02/01/2020 - 09/01/2034 (c)		2,146	2,133
4.986% due 01/01/2035 (a)		2,805	2,846
5.000% due 10/01/2017 - 08/11/2035 (c)		163,531	164,843
5.500% due 12/01/2016 - 07/14/2035 (c)		518,441	526,012
5.822% due 02/01/2031 (a)		10	10
6.000% due 10/01/2016 - 11/01/2034 (c)		6,133	6,344
6.500% due 01/01/2011 - 06/25/2044 (c)		3,396	3,523
7.000% due 03/01/2013 - 10/01/2031 (c)		125	131
7.500% due 05/01/2011 - 02/01/2027 (c)		429	455
8.250% due 07/01/2017		4	4
8.500% due 02/01/2007		1	1
9.000% due 06/01/2025		1	1
12.500% due 06/01/2015		10	11
Federal Home Loan Bank
4.200% due 02/05/2007 (a)		1,200	1,116
Federal Housing Administration
7.430% due 11/25/2019 - 01/25/2023 (c)		6,801	6,884
Freddie Mac
2.125% due 11/15/2005		725	721
3.665% due 04/01/2033 (a)		119	120
4.011% due 08/15/2032 (a)		1,492	1,494
4.183% due 12/01/2022 (a)		109	112
5.000% due 12/01/2017 - 08/11/2035 (c)		4,602	4,637
5.500% due 06/01/2019 - 11/01/2032 (c)		1,089	1,111
6.000% due 02/01/2016 - 03/01/2033 (c)		1,110	1,144
6.500% due 05/01/2016 - 05/15/2032 (c)		30,655	32,572
7.000% due 11/01/2011 - 07/01/2029 (c)		4,069	4,197
7.201% due 07/01/2030 (a)		49	51
7.500% due 07/01/2011 - 09/01/2025 (c)		78	83
8.000% due 02/01/2006 - 01/01/2012 (c)		28	29
Government National Mortgage Association
3.375% due 06/20/2022 (a)		379	384
3.750% due 09/20/2023 - 02/20/2032 (a)(c)		5,499	5,549
3.836% due 02/16/2030 (a)		260	262
4.125% due 10/20/2024 - 12/20/2026 (a)(c)		677	690
4.375% due 01/20/2024 - 01/20/2026 (a)(c)		985	1,000
6.000% due 01/15/2029 - 05/20/2034 (c)		797	823
6.500% due 05/15/2032 - 06/15/2032 (c)		101	106
7.000% due 12/15/2011 - 02/20/2032 (c)		155	163
7.400% due 12/15/2040		6,867	7,607
10.250% due 02/15/2017		529	563
Small Business Administration
5.130% due 09/01/2023		1,013	1,045
5.520% due 06/01/2024		6,455	6,781
7.449% due 08/01/2010		771	830

Total U.S. Government Agencies (Cost $790,282)			797,788

U.S. TREASURY OBLIGATIONS 10.3%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (g)		1,474	1,521
0.875% due 04/15/2010		9,553	9,320
2.000% due 01/15/2014		1,580	1,628
1.625% due 01/15/2015		5,809	5,790
2.375% due 01/15/2025		9,188	10,061
3.625% due 04/15/2028		3,730	5,013
U.S. Treasury Bonds
7.875% due 02/15/2021		6,200	8,746
6.250% due 08/15/2023		10,300	12,839
6.000% due 02/15/2026		350	431
5.250% due 11/15/2028		375	428
U.S. Treasury Note
4.875% due 02/15/2012		109,900	116,752

Total U.S. Treasury Obligations (Cost $168,997)			172,529

MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		4,000	3,954
Bank of America Mortgage Securities, Inc.
5.549% due 10/20/2032 (a)		539	542
6.500% due 02/25/2033		611	621
Bear Stearns Adjustable Rate Mortgage Trust
5.259% due 10/25/2032 (a)		131	131
5.345% due 01/25/2033 (a)		807	815
5.632% due 01/25/2033 (a)		358	362
4.716% due 12/25/2033 (a)		3,794	3,793
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		7,461	7,604
Commercial Mortgage Pass-Through Certificates
3.440% due 09/15/2014 (a)		700	699
CS First Boston Mortgage Securities Corp.
6.124% due 12/25/2031 (a)		806	806
Indymac Adjustable Rate Mortgage Trust
6.648% due 01/25/2032 (a)		77	77
Mellon Residential Funding Corp.
3.460% due 06/15/2030 (a)		6,348	6,344
Prime Mortgage Trust
3.714% due 02/25/2034 (a)		1,596	1,600
Sequoia Mortgage Trust
3.560% due 08/20/2032 (a)		2,438	2,439
Structured Asset Securities Corp.
6.103% due 02/25/2032 (a)		109	109
Washington Mutual Mortgage Securities Corp.
5.126% due 10/25/2032 (a)		798	803

Total Mortgage-Backed Securities (Cost $30,766)			30,699

ASSET-BACKED SECURITIES 3.0%
AAA Trust
3.414% due 04/25/2035 (a)		10,470	10,488
Aames Mortgage Investment Trust
3.394% due 08/25/2035 (a)		685	686
Amortizing Residential Collateral Trust
3.574% due 09/25/2030 (a)		112	112
Bear Stearns Asset-Backed Securities, Inc.
3.764% due 07/25/2033 (a)		1,642	1,646
Capital Auto Receivables Asset Trust
3.230% due 06/15/2006 (a)		927	927
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		1,600	1,599
Cendant Mortgage Corp.
3.814% due 01/25/2032 (a)		174	174
Centex Home Equity
3.414% due 03/25/2034 (a)		503	503
Citibank Credit Card Issuance Trust
6.900% due 10/15/2007		380	384
6.875% due 11/16/2009		240	256
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		969	968
Countrywide Asset-Backed Certificates
3.554% due 12/25/2031 (a)		1,234	1,236
3.464% due 12/25/2034 (a)		3,064	3,066
Credit-Based Asset Servicing & Securitization LLC
3.444% due 08/25/2034 (a)		513	513
Fremont Home Loan Trust
3.464% due 07/25/2034 (a)		1,148	1,148
Home Equity Asset Trust
3.774% due 05/25/2033 (a)		123	124
Home Equity Mortgage Trust
3.464% due 12/25/2034 (a)		1,768	1,769
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)		372	373
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011		300	319
7.800% due 10/15/2012		200	232
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		472	459
Park Place Securities, Inc.
3.464% due 10/25/2034 (a)		1,380	1,380
Residential Asset Mortgage Products, Inc.
3.454% due 04/25/2026 (a)		7,291	7,297
Sears Credit Account Master Trust
3.350% due 08/18/2009 (a)		14,300	14,311
Terwin Mortgage Trust
3.444% due 09/25/2034 (a)		85	85

Total Asset-Backed Securities (Cost $50,069)			50,055

SOVEREIGN ISSUES 3.5%
Republic of Brazil
4.250% due 04/15/2006 (a)		1,834	1,835
4.313% due 04/15/2009 (a)		2,823	2,803
9.230% due 06/29/2009 (a)		200	232
4.313% due 04/15/2012 (a)		906	877
8.000% due 04/15/2014		5,172	5,331
10.500% due 07/14/2014		3,000	3,555
11.000% due 08/17/2040		1,300	1,566
Republic of Chile
5.500% due 01/15/2013		200	213
Republic of Panama
9.625% due 02/08/2011		3,980	4,776
9.375% due 07/23/2012		1,050	1,276
9.375% due 01/16/2023		3,260	4,042
8.875% due 09/30/2027		900	1,078
Republic of Peru
9.125% due 02/21/2012		1,800	2,115
5.000% due 03/07/2017 (a)		213	204
Russian Federation
5.000% due 03/31/2030 (a)		12,880	14,420
United Mexican States
9.875% due 02/01/2010		700	848
8.375% due 01/14/2011		1,130	1,318
6.375% due 01/16/2013		1,420	1,528
8.125% due 12/30/2019		300	369
8.000% due 09/24/2022		400	491
8.300% due 08/15/2031		6,400	7,984
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		26,150	180
0.000% due 06/30/2006 (a)		26,095	672
0.000% due 06/30/2007 (a)		17,950	431

Total Sovereign Issues (Cost $51,880)			58,144

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.1%
Commonwealth of Canada
5.750% due 06/01/2033	C$	1,300	1,318
3.000% due 12/01/2036		621	631
Halifax Group PLC
7.627% due 12/29/2049 (a)	EC	7,800	11,734
KBC Bank Fund Trust III
6.875% due 06/30/2049		3,000	4,160
Kingdom of Spain
5.750% due 07/30/2032		1,800	2,949
Republic of France
5.750% due 10/25/2032		4,400	7,227
4.750% due 04/25/2035		3,500	5,043
4.000% due 04/25/2055		1,000	1,290
Republic of Germany
5.625% due 01/04/2028		400	631

Total Foreign Currency-Denominated Issues (Cost $30,962)			34,983

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006		$1,000	31

Total Purchased Call Options (Cost $29)			31

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		527	3
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/30/2005		622	8
Strike @ 94.500 Exp. 09/30/2005		234	1

Total Purchased Put Options (Cost $18)			12

		Shares
PREFERRED SECURITY 0.5%
DG Funding Trust
3.360% due 12/29/2049 (a)		797	8,573

Total Preferred Security (Cost $8,398)			8,573

PREFERRED STOCK 0.5%
Centaur Funding Corp.
9.080% due 04/21/2020		125	170
Fannie Mae
7.000% due 12/31/2049 (a)		32,200	1,794
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,490

Total Preferred Stock (Cost $8,344)			8,454

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 36.1%
Commercial Paper 30.0%
Bank of Ireland
3.010% due 07/05/2005		$42,000	41,986
3.190% due 08/23/2005		5,200	5,176
Barclays U.S. Funding Corp.
3.020% due 07/21/2005		41,200	41,131
Carolina Power & Light Co.
3.670% due 10/11/2005		600	594
Fannie Mae
2.967% due 07/01/2005		28,200	28,200
2.980% due 07/01/2005		14,900	14,900
2.988% due 07/20/2005		43,000	42,932
3.010% due 08/01/2005		2,800	2,793
3.205% due 09/07/2005		45,400	45,108
3.250% due 09/14/2005		32,300	32,071
Federal Home Loan Bank
2.963% due 07/01/2005		5,000	5,000
Ford Motor Credit Co.
3.400% due 08/26/2005		900	895
Freddie Mac
2.963% due 08/01/2005		43,100	42,986
National Australia Funding, Inc.
3.030% due 07/01/2005		43,200	43,200
Rabobank USA Financial Corp.
3.370% due 07/01/2005		5,100	5,100
3.160% due 08/08/2005		44,800	44,651
Skandinaviska Enskilda Banken AB (SEB)
3.030% due 07/11/2005		900	899
3.100% due 07/18/2005		5,100	5,092
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		4,400	4,400
3.105% due 07/11/2005		45,400	45,361
UBS Finance Delaware LLC
3.070% due 07/08/2005		200	200
3.105% due 07/11/2005		4,800	4,796
2.975% due 07/14/2005		40,700	40,656
3.115% due 07/25/2005		100	100
3.165% due 08/30/2005		2,900	2,884
3.285% due 10/03/2005		1,300	1,288

			502,399

Repurchase Agreements 1.3%
Credit Suisse First Boston
2.700% due 07/01/2005		17,000	17,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $17,438. Repurchase proceeds are $17,001.)
State Street Bank
2.650% due 07/01/2005		5,637	5,637
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $5,754. Repurchase proceeds are $5,637.)

			22,637

French Treasury Bill 4.3%
2.045% due 07/07/2005	EC	59,690	72,209

U.S. Treasury Bills 0.5%
2.949% due 09/01/2005-09/15/2005 (c)(e)(g)		$8,625	8,566

Total Short-Term Instruments (Cost $610,718)			605,811

Total Investments (f) (Cost $1,818,459)		109.5%	$1,837,192
Written Options (i)		(0.0%)	(497)
(Premiums $764)
Other Assets and Liabilities (Net)		(9.5%)	(159,474)

Net Assets		100.0%	$1,677,221

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Security is in default.

(e) Securities with an aggregate market value of $1,491 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(f) As of June 30, 2005, portfolio securities with an aggregate market value of $30,315 were valued with reference to securities whose prices are more readily obtainable.

(g) Securities with an aggregate market value of $8,355 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,298	$345
Eurodollar June Long Futures	06/2006	269	(6)
Eurodollar September Long Futures	09/2005	399	(451)
Eurodollar September Long Futures	09/2006	57	25
Eurodollar December Long Futures	12/2005	1,249	(1,006)
Euro-Bobl 5-Year Note Long Futures	09/2005	69	90
Government of Japan 10-Year Note Long Futures	09/2005	16	131
U.S. Treasury 10-Year Note Short Futures	09/2005	110	(65)
U.S. Treasury 30-Year Bond Long Futures	09/2005	1,241	65

			$(872)

(h) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	10,800	$471
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		1,400	(60)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		10,100	(515)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		600	(31)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,400	20
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	1,400	58
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		19,400	2,770
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		3,600	549
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,700	218
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		900	113
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	258,000	(127)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(86)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		660,000	(384)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(655)

							$2,341

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$1,700	$28
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	2,800	47
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.400%	06/20/2006	10,000	190
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	14
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,100	52
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	10,000	47
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	500	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	3,900	104

						$504

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	205	$29	$6
Put - CBOT U.S. Treasury Note September Futures	110.000	07/22/2005	205	21	3
Call - CBOT U.S. Treasury Bond September Futures	121.000	08/26/2005	136	122	85
Call - CBOT U.S. Treasury Note September Futures	115.000	08/26/2005	514	151	169
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	527	129	74
Put - CBOT U.S. Treasury Bond September Futures	115.000	08/26/2005	136	91	49
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	661	172	62
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	67	13	14

				$728	$462

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	$3,000	$36	$35

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	793	07/2005	$44	$0	$44
Sell		793	07/2005	0	(20)	(20)
Buy		1,698	08/2005	49	0	49
Sell		1,698	08/2005	0	(47)	(47)
Buy		7,912	09/2005	478	0	478
Sell		7,912	09/2005	0	(249)	(249)
Sell	C$	2,242	07/2005	0	(27)	(27)
Buy	CP	412,619	08/2005	1	(1)	0
Buy		181,806	09/2005	7	0	7
Sell	EC	5,842	07/2005	1	0	1
Sell		87,392	08/2005	84	(178)	(94)
Buy	JY	2,346,433	07/2005	0	(879)	(879)
Buy	KW	594,375	07/2005	0	(20)	(20)
Buy		657,070	08/2005	0	(20)	(20)
Buy		354,000	09/2005	0	(7)	(7)
Buy	MP	6,442	08/2005	16	0	16
Buy		3,367	09/2005	1	0	1
Buy	PN	1,939	08/2005	1	0	1
Buy		1,049	09/2005	0	0	0
Buy	PZ	2,015	08/2005	0	(12)	(12)
Buy		1,032	09/2005	0	(1)	(1)
Buy	RP	20,740	09/2005	1	0	1
Buy		13,380	11/2005	0	(1)	(1)
Buy	RR	7,872	07/2005	0	(9)	(9)
Buy		16,406	08/2005	0	(16)	(16)
Buy		9,172	09/2005	0	(1)	(1)
Buy	S$	465	07/2005	0	(7)	(7)
Buy		968	08/2005	0	(13)	(13)
Buy		513	09/2005	0	(2)	(2)
Buy	SR	1,834	08/2005	0	(27)	(27)
Buy	SV	18,259	08/2005	0	(18)	(18)
Buy		10,051	09/2005	0	(1)	(1)
Buy	T$	19,015	08/2005	0	(12)	(12)
Buy		9,992	09/2005	0	(3)	(3)

				$683	$(1,571)	$(888)

See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 135.8%
Fannie Mae
0.000% due 07/25/2022 (a)	$64	$54
2.597% due 12/01/2034 (b)	4,961	4,960
2.917% due 07/01/2011 (b)	2,218	2,223
3.235% due 09/07/2006 (b)	80,000	79,997
3.307% due 07/01/2011 (b)	922	923
3.415% due 10/25/2008 (b)	93	92
3.660% due 04/18/2028 (b)	16	16
3.664% due 11/25/2032 (b)	209	210
3.704% due 08/01/2042 - 10/01/2044 (d)	6,850	6,921
3.814% due 07/25/2034 (b)	10,527	10,527
3.946% due 04/01/2007 (b)	1,603	1,528
4.135% due 10/01/2028 (b)	21	22
4.139% due 05/01/2033 (b)	3,550	3,624
4.180% due 10/01/2011 (b)	914	916
4.344% due 04/25/2023 (b)	7	7
4.500% due 07/19/2020	46,000	45,799
5.000% due 09/01/2018 - 08/16/2020 (d)	146,086	147,790
5.137% due 05/01/2023 (b)	43	44
5.216% due 11/01/2018 (b)	6	6
5.315% due 08/01/2026 (b)	4	4
5.500% due 11/01/2032 - 08/11/2035 (d)	421,672	427,480
5.750% due 01/01/2021 (b)	27	27
6.000% due 01/01/2032 - 07/14/2035 (d)	52,208	53,558
6.500% due 09/25/2023 - 09/01/2034 (d)	2,132	2,235
7.000% due 09/25/2023	6	6
7.145% due 06/01/2006 (b)	5,376	5,446
7.500% due 06/01/2030 - 08/01/2031 (d)	516	551
7.750% due 08/25/2022	28	31
Federal Home Loan Bank
8.300% due 02/27/2012 (b)	2,000	1,894
Federal Housing Administration
5.022% due 10/25/2022	826	837
7.430% due 06/01/2019 - 06/01/2022 (d)	1,499	1,518
Freddie Mac
3.500% due 12/15/2022	3	3
3.567% due 02/01/2018 (b)	95	96
4.500% due 04/01/2020 - 03/15/2021 (d)	47	47
5.000% due 08/11/2035	13,500	13,475
5.500% due 12/01/2017 - 07/17/2035 (d)	20,347	20,716
5.518% due 11/01/2028 (b)	15	15
5.852% due 08/01/2025 (b)	24	25
5.971% due 05/01/2032 (b)	117	121
6.000% due 06/15/2008 - 07/14/2035 (d)	12,028	12,336
6.500% due 12/15/2023 - 03/15/2024 (d)	125	130
6.673% due 07/01/2030 (b)	89	91
8.000% due 06/15/2026	47	50
Government National Mortgage Association
3.375% due 06/20/2017 (b)	51	51
3.436% due 02/16/2032 (b)	1,316	1,316
3.486% due 08/16/2032 (b)	2,547	2,553
3.750% due 07/20/2022 - 08/20/2026 (b)(d)	105	106
4.125% due 12/20/2021 - 11/20/2023 (b)(d)	44	45
4.375% due 02/20/2017 - 03/20/2027 (b)(d)	28	28
4.500% due 02/20/2018 (b)	14	15
4.625% due 03/20/2016 - 03/20/2018 (b)(d)	154	155
5.500% due 01/15/2034 - 07/21/2035 (d)	5,118	5,232
7.500% due 05/15/2027 - 08/15/2027 (d)	11	11

Total U.S. Government Agencies (Cost $853,609)		855,863

MORTGAGE-BACKED SECURITIES 7.9%
Banc of America Structural Security Trust
3.710% due 10/11/2033 (b)	1,000	1,012
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (b)	164	165
Banktrust Mortgage Trust
5.700% due 12/01/2023	247	203
Bear Stearns Commercial Mortgage Securities, Inc.
3.436% due 05/14/2016 (b)	1,991	1,993
Chevy Chase Funding LLC
2.697% due 01/25/2035 (b)	1,331	1,300
Countrywide Alternative Loan Trust
3.504% due 07/25/2034 (b)	2,269	2,271
3.524% due 05/25/2035 (b)	4,578	4,518
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	1,428	1,431
3.634% due 03/25/2035 (b)	7,461	7,462
3.540% due 04/25/2035 (b)	5,336	5,423
3.604% due 04/25/2035 (b)	4,697	4,697
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (b)	299	300
3.350% due 03/25/2032 (b)	291	289
5.064% due 03/25/2033 (b)	111	110
3.400% due 08/25/2033 (b)	664	667
Indymac Index Mortgage Loan Trust
3.180% due 09/25/2034 (b)	2,635	2,634
3.074% due 03/25/2035 (b)	5,848	5,846
Mellon Residential Funding Corp.
2.857% due 07/25/2029 (b)	59	59
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	94	95
Prime Mortgage Trust
5.000% due 02/25/2019	1,235	1,233
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,200	1,254
Sequoia Mortgage Trust
3.610% due 10/19/2026 (b)	1,470	1,472
3.640% due 10/20/2027 (b)	564	565
3.600% due 05/20/2032 (b)	463	462
3.560% due 08/20/2032 (b)	530	530
Structured Asset Mortgage Investments, Inc.
3.590% due 09/19/2032 (b)	818	815
Structured Asset Securities Corp.
6.250% due 04/25/2017	83	83
3.794% due 03/25/2031 (b)	13	13
3.964% due 08/25/2032 (b)	176	176
3.604% due 01/25/2033 (b)	43	43
3.814% due 11/25/2033 (b)	192	193
Superannuation Members Home Loans Global Fund
3.665% due 06/15/2026 (b)	25	25
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (b)	2,369	2,368
5.530% due 07/25/2032 (b)	83	83

Total Mortgage-Backed Securities (Cost $49,945)		49,790

ASSET-BACKED SECURITIES 17.8%
AAA Trust
3.120% due 11/26/2035 (b)	8,725	8,740
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	33,308	644
3.724% due 03/25/2033 (b)	127	127
3.794% due 02/25/2034 (b)	727	728
3.410% due 06/25/2034 (b)	935	939
3.454% due 01/25/2035 (b)	973	973
Amortizing Residential Collateral Trust
3.664% due 10/25/2031 (b)	79	79
3.604% due 07/25/2032 (b)	25	25
Bear Stearns Asset-Backed Securities, Inc.
3.140% due 02/25/2026 (b)	1,177	1,180
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (b)	3,000	2,998
Centex Home Equity
3.614% due 01/25/2032 (b)	84	84
3.574% due 04/25/2032 (b)	75	76
3.594% due 03/25/2033 (b)	16	16
3.326% due 06/25/2035 (b)	4,800	4,799
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (b)	184	184
Citifinancial Mortgage Securities, Inc.
3.624% due 05/25/2033 (b)	132	132
Citigroup Mortgage Loan Trust, Inc.
3.404% due 05/25/2035 (b)	2,872	2,874
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,909
Countrywide Asset-Backed Certificates
3.454% due 05/25/2023 (b)	1,440	1,442
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/2032 (b)	141	141
3.494% due 01/25/2035 (b)	3,654	3,661
EMC Mortgage Loan Trust
4.064% due 08/25/2040 (b)	652	659
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	998	998
Fremont Home Loan Trust
3.414% due 06/25/2035 (b)	7,317	7,316
GSAMP Trust
3.414% due 03/25/2035 (b)	6,138	6,137
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (b)	5,588	5,609
Home Equity Asset Trust
3.614% due 11/25/2032 (b)	3	3
Home Equity Mortgage Trust
3.434% due 07/25/2035 (b)	5,044	5,047
Household Mortgage Loan Trust
3.560% due 05/20/2032 (b)	196	196
3.610% due 02/20/2033 (b)	3,689	3,699
Indymac Index Mortgage Loan Trust
3.634% due 01/25/2035 (b)	2,826	2,825
Indymac Residential Asset-Backed Trust
3.424% due 03/25/2035 (b)	5,050	5,050
Merrill Lynch Mortgage Investors, Inc.
3.600% due 03/15/2025 (b)	95	96
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (b)	10	10
3.734% due 11/25/2032 (b)	130	130
New Century Home Equity Loan Trust
3.454% due 02/25/2035 (b)	4,596	4,599
Park Place Securities, Inc.
3.394% due 06/25/2035 (b)	8,702	8,704
PPM America High Yield CBO Ltd.
3.340% due 07/23/2012 (b)	2,627	2,612
Renaissance Home Equity Loan Trust
3.694% due 12/25/2032 (b)	437	437
3.754% due 08/25/2033 (b)	1,190	1,195
Residential Asset Mortgage Products, Inc.
3.654% due 09/25/2033 (b)	799	803
2.917% due 04/25/2034 (b)	695	698
3.414% due 05/25/2035 (b)	990	990
SLM Student Loan Trust
3.141% due 04/25/2010 (b)	12,355	12,359
Specialty Underwriting & Residential Finance
3.654% due 01/25/2034 (b)	401	401
Structured Asset Investment Loan Trust
3.454% due 04/25/2034 (b)	7,625	7,631
3.464% due 09/25/2034 (b)	2,460	2,462

Total Asset-Backed Securities (Cost $112,646)		112,417

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	5,000	156

Total Purchased Call Options (Cost $160)		156

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures (CME)
Strike @ 95.750 Exp. 09/19/2005	57	0
Strike @ 95.625 Exp. 09/19/2005	57	0
Strike @ 95.375 Exp. 09/19/2005	146	1
Strike @ 95.250 Exp. 09/19/2005	120	1

Total Purchased Put Options (Cost $4)		2

	Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (b)	5,000	279

Total Preferred Stock (Cost $250)		279

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.5%
Commercial Paper 9.8%
Fannie Mae
2.967% due 07/01/2005	$7,300	7,300
Rabobank USA Financial Corp.
3.370% due 07/01/2005	17,300	17,300
TotalFinaElf Capital S.A.
3.370% due 07/01/2005	17,300	17,300
UBS Finance Delaware LLC
3.390% due 07/01/2005	17,300	17,300
3.365% due 10/14/2005	1,300	1,287
Westpac Trust Securities NZ Ltd. London
3.330% due 10/03/2005	1,000	991

		61,478

Repurchase Agreement 0.5%
State Street Bank
2.650% due 07/01/2005	3,377	3,377
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $3,449. Repurchase proceeds are $3,377.)
U.S. Treasury Bills 0.2%
2.930% due 09/01/2005-09/15/2005 (d)(f)(g)	1,290	1,282

Total Short-Term Instruments (Cost $66,138)		66,137

Total Investments (e) (Cost $1,082,752)	172.1%	$1,084,644
Written Options (i) (Premiums $450)	(0.0%)	(184)
Other Assets and Liabilities (Net)	(72.1)	(454,057)

Net Assets	100.0%	$630,403

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Variable rate security.

(c) Interest only security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of June 30, 2005, portfolio securities with an aggregate market value of $47,237 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(g) Securities with an aggregate market value of $288 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Short Futures	09/2005	418	$(279)
U.S. Treasury 10-Year Note Short Futures	09/2005	50	(58)

			$(337)

(h) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	$3,000	$(99)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	11,000	(71)
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(30)

						$(200)

(i) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$51
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	11,400	161	133

						$450	$184

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$69,000	$69,776	$69,664
Fannie Mae	5.000	08/11/2035	52,000	51,902	51,853
Freddie Mac	4.500	07/19/2020	800	797	792

				$122,475	$122,309

See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.9%
Banking & Finance 2.9%
Ford Motor Credit Co.
6.875% due 02/01/2006	$2,000	$2,020
General Motors Acceptance Corp.
4.130% due 03/20/2007 (a)	2,000	1,941
Preferred Term Securities XII
3.580% due 03/24/2034 (a)	2,250	2,226

Total Corporate Bonds & Notes (Cost $6,139)		6,187

U.S. GOVERNMENT AGENCIES 20.0%
Fannie Mae
3.117% due 10/25/2007 (a)	93	92
3.210% due 06/25/2032 (a)	90	91
3.330% due 08/25/2031 (a)	2,897	2,899
3.490% due 11/17/2030 (a)	349	351
3.494% due 09/17/2027 (a)	22	22
3.544% due 10/25/2021 (a)	67	67
3.547% due 07/01/2042 (a)	1,886	1,905
3.575% due 07/01/2027 (a)	17	18
3.590% due 08/25/2031 (a)	1,854	1,867
3.594% due 01/15/2020 - 11/25/2021 (a)(e)	219	221
3.644% due 12/25/2021 (a)	427	432
3.650% due 11/01/2040 (a)	302	307
3.694% due 03/25/2008 (a)	61	61
3.740% due 11/25/2031 (a)	1,268	1,281
3.747% due 10/01/2040 (a)	571	586
3.810% due 12/18/2031 (a)	1,601	1,619
3.822% due 03/01/2027 (a)	25	26
3.826% due 01/01/2028 (a)	74	77
3.844% due 05/25/2022 (a)	130	132
3.975% due 12/25/2008 (a)	408	413
3.994% due 08/25/2023 (a)	190	193
4.000% due 05/01/2015 - 01/01/2029 (a)(e)	2,302	2,313
4.026% due 03/01/2030 (a)	113	116
4.076% due 10/01/2031 (a)	192	194
4.182% due 09/01/2030 (a)	130	133
4.183% due 05/01/2036 (a)	324	330
4.190% due 03/01/2027 (a)	87	89
4.202% due 12/01/2025 (a)	16	16
4.219% due 10/01/2027 (a)	22	22
4.250% due 07/25/2008 - 12/25/2023 (a)(e)	416	425
4.300% due 12/01/2024 (a)	26	27
4.405% due 04/01/2018 (a)	48	48
4.500% due 11/01/2018	81	81
4.595% due 02/01/2026 (a)	37	38
4.750% due 12/25/2014	344	344
4.768% due 11/01/2024 (a)	207	212
5.000% due 08/16/2020 - 11/25/2032 (e)	10,404	10,500
5.122% due 12/01/2014 (a)	58	58
5.147% due 04/01/2033 (a)	31	31
5.370% due 02/01/2018 (a)	17	16
5.500% due 04/25/2017	150	157
5.650% due 11/01/2019 (a)	48	47
5.690% due 12/01/2017 (a)	66	65
5.720% due 01/01/2015 (a)	57	56
5.750% due 07/01/2010 (a)	40	40
5.765% due 08/01/2018 (a)	52	52
5.850% due 06/16/2028	169	172
5.855% due 03/01/2019 (a)	45	46
5.952% due 05/01/2031 (a)	29	30
6.000% due 03/25/2016	442	458
6.090% due 12/01/2008	91	96
6.500% due 04/25/2013	13	13
6.770% due 01/18/2029	387	404
6.930% due 09/01/2021	901	969
7.000% due 10/01/2006	20	20
7.047% due 01/01/2027 (a)	24	24
7.096% due 07/17/2017	36	37
11.743% due 10/25/2008 (a)	169	180
Federal Housing Administration
7.430% due 03/01/2021	30	30
Freddie Mac
1.582% due 09/15/2008	235	233
3.230% due 04/25/2030 (a)	27	27
3.270% due 10/25/2029 (a)	7	7
3.311% due 09/25/2023 (a)	2,166	2,161
3.404% due 12/15/2031 (a)	78	78
3.470% due 10/15/2032 (a)	171	172
3.490% due 06/01/2028 (a)	52	52
3.500% due 12/15/2021	1	1
3.650% due 09/15/2023 (a)	957	958
3.815% due 02/01/2022 (a)	23	24
3.967% due 08/01/2029 (a)	162	166
4.000% due 10/15/2033	212	179
4.004% due 08/01/2023 (a)	53	55
4.100% due 05/15/2023 (a)	73	75
4.125% due 02/01/2017 (a)	17	17
4.265% due 03/01/2028 (a)	39	40
4.281% due 02/01/2026 (a)	62	63
4.284% due 11/01/2028 (a)	13	13
4.290% due 07/25/2036	195	195
4.299% due 11/01/2023 (a)	18	19
4.340% due 10/15/2022 (a)	98	98
4.500% due 08/15/2017 - 09/15/2018 (e)	210	207
5.000% due 11/15/2017	100	102
5.210% due 09/01/2023 (a)	43	44
5.500% due 10/15/2015	100	102
5.836% due 08/01/2031 (a)	569	584
6.500% due 09/15/2030 - 07/25/2043 (e)	67	70
Government National Mortgage Association
3.250% due 02/20/2030 (a)	15	15
3.375% due 04/20/2017 - 05/20/2032 (a)(e)	651	662
3.490% due 02/20/2029 (a)	11	11
3.500% due 09/20/2028 - 09/20/2029 (a)(e)	85	86
3.786% due 10/16/2029 (a)	387	391
3.875% due 11/20/2031 (a)	135	137
4.000% due 04/20/2016 - 04/20/2019 (a)(e)	84	84
4.125% due 10/20/2026 - 12/20/2027 (a)(e)	176	179
4.250% due 02/20/2030 (a)	522	529
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,619

Total U.S. Government Agencies (Cost $41,464)		42,004

MORTGAGE-BACKED SECURITIES 37.5%
ABN AMRO Mortgage Corp.
5.850% due 06/25/2032 (a)	130	130
Asset Securitization Corp.
7.490% due 04/14/2029	91	96
7.384% due 08/13/2029	750	801
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	246	247
6.500% due 09/25/2033	225	229
Bear Stearns Adjustable Rate Mortgage Trust
4.005% due 11/25/2030 (a)	183	185
5.934% due 06/25/2032 (a)	6	6
5.376% due 02/25/2033 (a)	135	136
3.370% due 02/25/2034 (a)	154	155
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 02/25/2006 (d)	85	2
Bear Stearns Commercial Mortgage Securities, Inc.
4.110% due 06/25/2030 (a)	1,745	1,787
Carey Commercial Mortgage Trust
5.970% due 08/20/2032	1,884	1,930
CBA Commercial Small Balance Commercial Mortgage
2.697% due 12/25/2034 (a)	1,895	1,887
Citicorp Mortgage Securities, Inc.
3.863% due 11/25/2018 (a)	85	84
5.000% due 12/25/2033	375	376
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	15	15
3.490% due 02/25/2033 (a)	675	676
5.750% due 06/25/2033	1,132	1,143
3.340% due 05/25/2035 (a)	1,930	1,908
Countrywide Home Loan Mortgage Pass-Through Trust
3.550% due 09/25/2034 (a)	2,324	2,335
3.480% due 02/25/2035 (a)	1,871	1,872
3.380% due 04/25/2035 (a)	1,126	1,126
3.538% due 04/25/2035 (a)	1,906	1,921
Countrywide Home Loans, Inc.
4.569% due 02/19/2034 (a)	123	122
CS First Boston Mortgage Securities Corp.
4.720% due 12/15/2011 (a)	364	365
4.832% due 02/15/2015	2,000	2,037
3.570% due 01/25/2033 (a)	429	430
6.500% due 04/25/2033	435	440
DLJ Mortgage Acceptance Corp.
4.631% due 04/25/2024 (a)	112	112
Drexel Burnham Lambert CMO Trust
3.875% due 05/01/2016 (a)	428	428
Federal Agricultural Mortgage Corp.
7.542% due 01/25/2012	557	608
First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035 (a)	2,571	2,574
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	6	6
First Republic Mortgage Loan Trust
3.410% due 06/25/2030 (a)	321	321
3.570% due 11/15/2031 (a)	2,566	2,583
GMAC Commercial Mortgage Corp.
3.640% due 09/20/2005 (a)	744	741
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	3,000	3,202
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009	1,436	1,523
Greenpoint Mortgage Funding Trust
3.320% due 06/25/2045 (a)	2,491	2,498
Greenwich Capital Acceptance, Inc.
2.665% due 06/25/2024 (a)	332	331
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	487	487
6.044% due 08/15/2018	771	815
GSR Mortgage Loan Trust
6.000% due 03/25/2032	13	13
GSRPM Mortgage Loan Trust
3.790% due 01/25/2032 (a)	2,671	2,696
Hilton Hotel Pool Trust
3.611% due 10/03/2015 (a)	2,000	2,014
Impac CMB Trust
6.000% due 01/25/2006 (d)	1,564	46
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)	386	395
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (a)	141	141
Indymac Index Mortgage Loan Trust
2.990% due 03/25/2035 (a)	1,949	1,949
3.370% due 03/25/2035 (a)	1,948	1,944
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	103	105
LB Mortgage Trust
7.809% due 01/15/2009	284	298
8.407% due 01/20/2017 (a)	658	721
Liberty Funding Ltd.
3.770% due 04/03/2030 (a)	179	180
MASTR Adjustable Rate Mortgages Trust
3.820% due 12/25/2033 (a)	89	88
Mellon Residential Funding Corp.
4.213% due 01/25/2029 (a)	79	80
MLCC Mortgage Investors, Inc.
3.460% due 03/25/2028 (a)	63	63
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	256	265
Nationslink Funding Corp.
6.888% due 05/10/2007	2,750	2,861
Ocwen Residential MBS Corp.
6.842% due 06/25/2039 (a)	1,060	836
Prudential Securities Secured Financing Corp.
3.525% due 05/25/2022 (a)	647	651
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	85	85
Residential Asset Securitization Trust
3.440% due 10/25/2018 (a)	495	494
Residential Funding Mortgage Securities I, Inc.
3.490% due 07/25/2018 (a)	394	395
6.500% due 03/25/2032	15	15
Residential Funding Securities Corp.
5.682% due 11/25/2032 (a)	451	450
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019	1	1
Rural Housing Trust
8.330% due 04/01/2026	57	57
SACO I, Inc.
4.521% due 11/25/2033	1,930	1,906
3.560% due 10/25/2034 (a)	1,606	1,611
3.790% due 10/25/2034 (a)	3,000	2,956
Salomon Brothers Mortgage Securities VII, Inc.
8.500% due 11/25/2024 (a)	849	916
4.126% due 09/25/2033 (a)	129	127
Sears Mortgage Securities
9.500% due 11/15/2010	26	28
Securitized Asset Sales, Inc.
5.216% due 06/25/2023 (a)	150	152
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,085
Structured Adjustable Rate Mortgage Loan Trust
3.580% due 06/25/2034 (a)	2,000	2,010
Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030	194	194
Structured Asset Securities Corp.
6.500% due 10/25/2031 (a)	242	243
3.503% due 02/25/2032 (a)	58	58
5.699% due 06/25/2032 (a)	97	97
3.590% due 07/25/2032 (a)	66	66
7.000% due 11/25/2032	40	41
3.380% due 01/25/2033 (a)	22	22
4.140% due 01/25/2033 (a)	1,000	1,002
Travelers Mortgage Services, Inc.
4.169% due 09/25/2018	96	96
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	72	73
5.131% due 10/25/2032 (a)	87	87
5.392% due 02/25/2033 (a)	466	467
4.209% due 08/25/2033 (a)	124	123
3.177% due 09/25/2033 (a)	220	217
3.650% due 02/27/2034 (a)	39	39
3.954% due 07/25/2034 (a)	470	465
3.454% due 12/19/2039 (a)	2,211	2,121
3.387% due 12/25/2040 (a)	1,125	1,123
3.336% due 11/25/2041 (a)	1,652	1,658
3.433% due 11/25/2041 (a)	72	72
3.747% due 06/25/2042 (a)	251	254
3.482% due 07/25/2044 (a)	1,101	1,104
3.563% due 07/25/2044 (a)	881	887
Wells Fargo Mortgage-Backed Securities Trust
5.250% due 02/25/2018	1,250	1,261
4.705% due 02/25/2033 (a)	186	186
4.000% due 08/25/2034	410	409

Total Mortgage-Backed Securities (Cost $78,378)		78,669

ASSET-BACKED SECURITIES 93.0%
ABFS Mortgage Loan Trust
6.285% due 06/15/2033 (a)	2,000	2,044
ACE Securities Corp.
2.200% due 08/15/2030 (a)	2,062	2,051
Advanta Mortgage Loan Trust
7.750% due 10/25/2026 (a)	40	40
American Express Credit Account Master Trust
3.360% due 04/15/2008 (a)	71	71
3.400% due 11/15/2010 (a)	75	75
AmeriCredit Automobile Receivables Trust
4.410% due 11/12/2008	416	417
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (d)	63	1
5.000% due 06/25/2006 (d)	99	4
3.710% due 08/25/2032 (a)	2,000	2,006
3.410% due 06/25/2034 (a)	1,824	1,830
Amortizing Residential Collateral Trust
3.370% due 01/01/2032 (a)	178	178
3.360% due 06/25/2032 (a)	118	119
3.440% due 08/25/2032 (a)	40	40
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.600% due 03/25/2027 (a)	63	63
3.510% due 06/25/2027 (a)	27	27
3.645% due 06/25/2027 (a)	340	340
3.645% due 09/25/2027 (a)	705	705
3.585% due 06/25/2028 (a)	411	411
ARG Funding Corp.
3.540% due 03/20/2007 (a)	500	500
Asset-Backed Funding Certificates
3.220% due 06/25/2022 (a)	94	94
3.770% due 07/25/2033 (a)	2,743	2,781
3.410% due 07/25/2034 (a)	75	75
3.510% due 02/25/2035 (a)	2,000	2,001
Asset-Backed Securities Corp. Home Equity Loan Trust
3.350% due 06/15/2031 (a)	25	25
3.920% due 08/15/2032 (a)	1,765	1,770
5.000% due 01/15/2033 (d)	445	0
Associates Manufactured Housing Pass-Through Certificates
6.900% due 06/15/2027	119	120
Bayview Financial Acquisition Trust
4.040% due 06/01/2026 (a)	56	56
3.685% due 05/28/2044 (a)	2,086	2,100
Bayview Financial Asset Trust
3.250% due 11/25/2039 (a)	1,479	1,482
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (d)	8,518	35
5.000% due 12/25/2005 (d)	7,425	152
5.000% due 03/25/2006 (d)	9,182	314
5.000% due 03/25/2007 (d)	10,000	794
3.690% due 10/25/2032 (a)	274	276
3.490% due 10/27/2032 (a)	184	184
3.290% due 09/25/2034 (a)	267	267
3.140% due 10/25/2034 (a)	1,177	1,180
3.840% due 11/25/2042 (a)	677	685
Capital One Master Trust
4.600% due 08/17/2009	105	106
Carmax Auto Owner Trust
2.360% due 10/15/2007	75	74
CDC Mortgage Capital Trust
3.400% due 08/25/2032 (a)	130	130
3.790% due 08/25/2032 (a)	2,784	2,790
Cendant Mortgage Corp.
6.000% due 10/21/2033	1,015	1,030
Centex Home Equity
4.469% due 02/25/2006 (d)	58	1
4.575% due 06/25/2006 (d)	32	1
3.240% due 04/25/2020 (a)	1,203	1,203
7.720% due 05/25/2029	41	41
6.250% due 04/25/2031	212	213
3.570% due 06/25/2034 (a)	30	30
5.160% due 09/25/2034	2,000	2,010
Champion Home Equity Loan Trust
3.350% due 03/25/2029 (a)	31	31
Charming Shoppes Master Trust
3.550% due 05/15/2014 (a)	1,000	998
Chase Credit Card Master Trust
4.060% due 10/15/2007 (a)	11,100	11,110
3.580% due 10/15/2009 (a)	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.537% due 09/25/2032	15	15
3.360% due 04/25/2033 (a)	44	44
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
CIT Group Home Equity Loan Trust
3.740% due 12/25/2031 (a)	1,500	1,507
CIT Rv Trust
6.160% due 06/15/2013	137	138
Citibank Credit Card Issuance Trust
7.450% due 09/15/2007	450	454
2.700% due 01/15/2008	200	199
Citifinancial Mortgage Securities, Inc.
3.380% due 08/25/2033 (a)	160	160
Community Program Loan Trust
4.500% due 04/01/2029	500	480
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,882
6.770% due 09/01/2032	191	193
5.790% due 05/01/2033	3,000	3,027
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	2,424	2,444
ContiMortgage Home Equity Loan Trust
7.280% due 04/25/2014	394	397
3.434% due 06/15/2025 (a)	82	83
Countrywide Asset-Backed Certificates
4.257% due 12/25/2017	2,000	1,998
3.613% due 04/25/2030	63	63
3.690% due 04/25/2032 (a)	4,537	4,546
3.590% due 09/25/2032 (a)	1,443	1,456
3.410% due 09/25/2033 (a)	369	370
3.390% due 11/25/2033 (a)	179	179
3.560% due 11/25/2033 (a)	1,242	1,244
5.125% due 01/25/2035	3,000	3,008
Credit-Based Asset Servicing & Securitization LLC
3.000% due 12/25/2005 (d)	136	1
4.500% due 12/25/2006 (d)	4,196	256
3.720% due 06/25/2032 (a)	2,000	2,012
2.900% due 09/25/2033 (a)	1,845	1,847
3.540% due 11/25/2033 (a)	1,478	1,486
CS First Boston Mortgage Securities Corp.
3.840% due 04/25/2032 (a)	1,000	1,001
3.340% due 01/25/2043 (a)	1,195	1,194
3.530% due 05/25/2044 (a)	1,296	1,294
Daimler Chrysler Auto Trust
3.780% due 02/06/2007	83	83
2.880% due 10/08/2009	781	773
Denver Arena Trust
6.940% due 11/15/2019	1,326	1,355
Embarcadero Aircraft Securitization Trust
2.207% due 08/15/2025 (c)	1,183	0
Equity One ABS, Inc.
8.015% due 01/25/2030	203	206
7.600% due 02/25/2032	1,927	1,952
3.340% due 07/25/2034 (a)	1,333	1,336
3.430% due 07/25/2034 (a)	50	51
First Alliance Mortgage Loan Trust
3.570% due 10/25/2024 (a)	49	49
3.300% due 09/20/2027 (a)	86	87
7.520% due 03/20/2031	78	78
First Franklin Mortgage Loan Trust Asset-Backed Certificates
6.000% due 12/25/2005 (d)	151	3
3.550% due 09/25/2030 (a)	1,966	1,967
3.470% due 10/25/2034 (a)	1,698	1,705
3.420% due 04/25/2035	3,000	2,998
First International Bank
3.504% due 03/15/2027 (a)	376	260
First USA Credit Card Master Trust
3.240% due 09/19/2008 (a)	200	200
Fleet Home Equity Loan Trust
3.340% due 01/20/2033 (a)	692	694
Ford Credit Auto Owner Trust
2.410% due 08/15/2007	250	247
GMAC Mortgage Corp. Loan Trust
3.390% due 03/15/2024 (a)	461	460
3.200% due 03/25/2035 (a)	250	250
Green Tree Financial Corp.
6.240% due 11/01/2016	6	6
5.760% due 11/01/2018	35	36
6.270% due 07/01/2021	471	478
6.450% due 02/01/2025	450	469
6.810% due 12/01/2027	3,285	3,448
6.860% due 03/15/2028	74	79
7.620% due 06/15/2028	233	253
6.870% due 02/01/2030	84	88
6.220% due 03/01/2030	147	150
6.180% due 04/01/2030	1,920	1,949
6.530% due 04/01/2030	1,373	1,415
Greenpoint Home Equity Loan Trust
3.490% due 04/15/2029 (a)	294	295
GSAMP Trust
3.640% due 06/25/2034 (a)	1,281	1,296
GSRPM Mortgage Loan Trust
3.470% due 09/25/2042 (a)	674	677
HFC Home Equity Loan Asset-Backed Certificates
3.390% due 04/20/2032 (a)	131	132
3.844% due 01/20/2034 (a)	2,550	2,551
Home Equity Asset Trust
3.390% due 11/25/2032 (a)	1	1
3.550% due 02/25/2033 (a)	197	198
3.500% due 03/25/2033 (a)	59	59
3.470% due 08/25/2033 (a)	664	667
4.190% due 12/25/2034 (a)	1,000	1,009
Household Mortgage Loan Trust
3.390% due 05/20/2032 (a)	196	196
IMC Home Equity Loan Trust
7.310% due 11/20/2028	172	176
Impac CMB Trust
3.400% due 01/25/2034 (a)	1,613	1,616
Indymac Home Equity Loan Asset-Backed Trust
5.040% due 12/25/2031 (a)	231	144
4.200% due 07/25/2034 (a)	1,000	1,015
Indymac Index Mortgage Loan Trust
3.410% due 01/25/2035 (a)	2,355	2,354
Irwin Home Equity Loan Trust
10.000% due 09/25/2005 (d)	1,097	18
7.960% due 04/25/2026	908	906
7.000% due 11/25/2028 (d)	8,731	221
3.990% due 02/25/2029 (a)	1,735	1,764
IXIS Real Estate Capital Trust
3.464% due 09/25/2035 (a)	3,000	3,001
Keystone Owner Trust
7.930% due 05/25/2025	96	97
7.400% due 01/25/2029	410	420
Long Beach Mortgage Loan Trust
3.440% due 03/25/2032 (a)	2	2
4.040% due 03/25/2032 (a)	1,500	1,517
4.740% due 03/25/2032 (a)	2,713	2,632
5.090% due 11/25/2032 (a)	3,500	3,568
3.410% due 06/25/2033 (a)	23	23
4.990% due 06/25/2033	3,500	3,572
3.410% due 07/25/2033 (a)	1,506	1,509
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	3,222	3,559
Madison Avenue Manufactured Housing Contract
4.540% due 03/25/2032 (a)	1,500	1,441
Mellon Bank Home Equity Loan Trust
3.330% due 03/20/2027 (a)	142	142
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (a)	1,585	1,608
Merrill Lynch Mortgage Investors, Inc.
3.850% due 09/25/2032 (a)	1,500	1,512
3.290% due 08/25/2035 (a)	207	208
Mid-State Trust
6.005% due 08/15/2037	1,706	1,781
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.230% due 08/25/2034 (a)	15	15
Morgan Stanley Dean Witter Capital I, Inc.
4.740% due 01/25/2032 (a)	1,768	1,777
3.420% due 07/25/2032 (a)	9	9
Mortgage Lenders Network Home Equity Loan Trust
6.605% due 07/25/2029	179	180
National City Auto Receivables Trust
2.110% due 07/15/2008	50	49
New Century Home Equity Loan Trust
3.370% due 07/25/2030 (a)	80	80
3.380% due 06/20/2031 (a)	338	338
4.190% due 06/20/2031 (a)	4,506	4,530
3.340% due 09/20/2031 (a)	57	57
Nextcard Credit Card Master Note Trust
4.870% due 12/15/2006 (a)	691	505
Novastar Home Equity Loan
3.480% due 05/25/2033 (a)	32	32
NPF XII, Inc.
2.270% due 03/01/2004 (c)	2,000	0
Oakwood Mortgage Investors, Inc.
3.595% due 03/15/2018 (a)	787	662
Onyx Acceptance Grantor Trust
4.070% due 04/15/2009	538	539
Option One Mortgage Loan Trust
3.370% due 05/25/2029 (a)	54	54
3.340% due 08/20/2030 (a)	38	39
3.590% due 12/25/2030 (a)	57	57
3.350% due 06/25/2031 (a)	131	132
3.610% due 08/25/2031 (a)	17	17
3.360% due 06/25/2032 (a)	14	14
3.660% due 10/12/2032 (a)	2,000	2,014
Origen Manufactured Housing
6.440% due 03/15/2032	575	582
7.650% due 03/15/2032 (a)	2,000	2,169
Porter Square CDO
4.110% due 08/15/2038 (a)	1,500	1,494
PPM America High Yield CBO Ltd.
3.340% due 07/23/2012	1,751	1,741
Quest Trust
4.790% due 07/20/2034 (a)	500	496
3.530% due 09/25/2034 (a)	347	347
Renaissance Home Equity Loan Trust
0.100% due 03/25/2006 (d)	3,056	28
3.890% due 08/25/2032 (a)	2,000	2,009
3.290% due 03/25/2033 (a)	251	251
3.710% due 03/25/2033 (a)	123	124
Residential Asset Mortgage Products, Inc.
3.240% due 06/25/2024 (a)	11	11
3.260% due 06/25/2024 (a)	1,302	1,303
3.230% due 09/25/2025 (a)	159	159
3.220% due 05/25/2027 (a)	464	465
3.260% due 05/25/2027 (a)	639	639
8.360% due 06/25/2030 (a)	376	375
3.340% due 01/25/2033 (a)	1,600	1,602
3.450% due 04/25/2033 (a)	31	31
3.340% due 02/25/2034 (a)	90	90
5.942% due 04/25/2034	2,000	2,079
5.900% due 07/25/2034	2,000	2,068
5.707% due 08/25/2034	3,000	3,076
Residential Asset Securities Corp.
3.230% due 09/25/2025 (a)	212	212
6.320% due 04/25/2030	32	32
6.415% due 07/25/2030	76	76
7.505% due 10/25/2030	232	235
3.320% due 09/25/2031 (a)	257	258
3.640% due 09/25/2031 (a)	836	839
7.175% due 12/25/2031	377	383
7.140% due 04/25/2032	1,145	1,176
3.410% due 05/25/2032 (a)	38	38
3.140% due 06/25/2033 (a)	218	218
3.520% due 03/25/2035 (a)	3,000	2,995
Residential Funding Mortgage Securities II, Inc.
11.000% due 12/25/2005 (d)	100	3
8.350% due 03/25/2025 (a)	333	336
3.380% due 01/25/2033 (a)	92	93
Salomon Brothers Mortgage Securities VII, Inc.
3.570% due 03/25/2028 (a)	704	704
4.000% due 04/25/2029 (a)	2,000	2,003
Saxon Asset Securities Trust
3.340% due 03/25/2032 (a)	33	34
3.390% due 06/25/2033 (a)	30	30
SLM Student Loan Trust
3.367% due 01/25/2010 (a)	30	30
3.181% due 10/25/2012 (a)	450	450
Specialty Underwriting & Residential Finance
0.650% due 06/25/2034 (d)	440	0
Structured Asset Securities Corp.
3.375% due 08/25/2031	163	152
3.590% due 05/25/2032 (a)	201	202
3.500% due 05/25/2034 (a)	1,018	1,022
Structured Settlements Fund
7.250% due 12/20/2008	463	482
Terwin Mortgage Trust
19.500% due 06/25/2033 (d)	1,800	133
1.010% due 06/25/2036	2,000	2,001
Truman Capital Mortgage Loan Trust
3.500% due 11/25/2031 (a)	72	72
4.240% due 11/25/2032 (a)	676	676
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	654
Union Acceptance Corp.
4.590% due 07/08/2008	186	187
USAA Auto Owner Trust
2.060% due 04/15/2008	50	49
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	341
7.900% due 02/07/2026	1,199	1,294
Wells Fargo Home Equity Trust
3.260% due 02/25/2018 (a)	213	214
WFS Financial Owner Trust
3.450% due 08/20/2007 (a)	16	16
WMC Mortgage Loan Pass-Through Certificates
3.915% due 03/20/2029 (a)	198	199
World Financial Network Credit Card Master Trust
4.090% due 06/15/2009 (a)	2,000	2,035

Total Asset-Backed Securities (Cost $198,026)		195,283

SHORT-TERM INSTRUMENTS 4.7%
Commercial Paper 1.0%
UBS Finance Delaware LLC
3.390% due 07/01/2005	2,200	2,199

Repurchase Agreement 3.5%
State Street Bank
2.650% due 07/01/2005	7,318	7,318
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $7,464. Repurchase proceeds are $7,319.)

U.S. Treasury Bill 0.2%
2.947% due 09/15/2005 (g)	350	348

Total Short-Term Instruments (Cost $9,866)		9,865

Total Investments (b) (Cost $333,873)	158.1%	$332,008
Written Options (i) (Premiums $89)	(0.2%)	(392)
Other Assets and Liabilities (Net)	(57.9%)	(121,588)

Net Assets	100.0%	$210,028

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of June 30, 2005, portfolio securities with an aggregate market value of $29,919 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Interest only security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) The average amount of borrowings outstanding during the 3-month period ended June 30, 2005 was $73,036 at a weighted average interest rate of 1.23%. On June 30, 2005, securities valued at $119,334 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund's ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(g) Securities with an aggregate market value of $348 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar September Long Futures	09/2005	53	$(126)
Eurodollar December Long Futures	12/2005	50	16

			$(110)

(h) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$5,900	$38
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	5,700	31
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	259

						$328

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 3-month USD-LIBOR plus 1.800% due 04/23/2039	Sell	1.700%	04/23/2039	$1,000	$0
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Sell	1.700%	03/08/2040	2,000	0

						$0

(i) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$3,000	$89	$392

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Restricted security as of June 30, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
Sears Mortgage Securities	9.500	11/01/2015	03/13/2002	$26	$28.00	0.01%

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 28.6%
Republic of Brazil
4.250% due 04/15/2006 (a)		$32,360	$32,394
11.500% due 03/12/2008		7,064	8,148
9.375% due 04/07/2008		2,450	2,701
4.313% due 04/15/2009 (a)		14,706	14,594
9.230% due 06/29/2009 (a)		38,425	44,621
14.500% due 10/15/2009		2,830	3,693
12.000% due 04/15/2010		460	561
9.250% due 10/22/2010		5,085	5,683
10.000% due 08/07/2011		15,200	17,457
11.000% due 01/11/2012		1,795	2,141
4.313% due 04/15/2012 (a)		34,866	33,733
10.250% due 06/17/2013		4,450	5,240
8.000% due 04/15/2014		25,519	26,303
10.500% due 07/14/2014		48,475	57,443
7.875% due 03/07/2015		300	307
8.875% due 10/14/2019		5,000	5,313
12.750% due 01/15/2020		150	206
4.250% due 04/15/2024 (a)		370	354
6.000% due 04/15/2024 (a)		1,043	1,020
8.875% due 04/15/2024		6,010	6,280
8.750% due 02/04/2025		500	518
10.125% due 05/15/2027		13,594	15,817
12.250% due 03/06/2030		10	13
8.250% due 01/20/2034		21,270	20,855
11.000% due 08/17/2040		121,337	146,120

Total Brazil (Cost $428,969)			451,515

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
9.125% due 02/01/2007		$1,075	1,158
7.750% due 09/15/2014		650	676

Total Cayman Islands (Cost $1,725)			1,834

CHILE 1.2%
Banco Santander Chile
3.720% due 12/09/2009 (a)		$5,000	5,016
5.375% due 12/09/2014		5,000	5,172
Republic of Chile
5.625% due 07/23/2007		425	438
7.125% due 01/11/2012		4,596	5,295
5.500% due 01/15/2013		4,005	4,270

Total Chile (Cost $19,614)			20,191

CHINA 0.3%
Export-Import Bank of China
5.250% due 07/29/2014		$4,550	4,728

Total China (Cost $4,517)			4,728

COLOMBIA 0.8%
Republic of Colombia
9.750% due 04/09/2011		$833	955
10.000% due 01/23/2012		420	491
10.750% due 01/15/2013		1,320	1,612
10.375% due 01/28/2033		7,500	8,981

Total Colombia (Cost $11,408)			12,039

ECUADOR 3.0%
Republic of Ecuador
12.000% due 11/15/2012		$600	567
8.000% due 08/15/2030 (a)		55,800	46,733

Total Ecuador (Cost $50,621)			47,300

EL SALVADOR 0.0%
Republic of El Salvador
8.500% due 07/25/2011		$125	145

Total El Salvador (Cost $142)			145

GERMANY (e) 0.1%
Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	250	319
Gazprom International S.A.
9.625% due 03/01/2013		$1,000	1,229

Total Germany (Cost $1,424)			1,548

GUATEMALA 0.9%
Republic of Guatemala
9.250% due 08/01/2013		$11,417	13,503

Total Guatemala (Cost $11,573)			13,503

HONG KONG 0.1%
Hong Kong Government International Bond
5.125% due 08/01/2014		$1,150	1,204

Total Hong Kong (Cost $1,143)			1,204

INDIA 0.1%
Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,000	988

Total India (Cost $993)			988

LUXEMBOURG (e) 0.6%
Gaz Capital S.A.
5875% due 16/01/2015	EC	4,400	5,376
8.625% due 04/28/2034		$1,000	1,255
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,200	1,221
Tengizchevroil Finance Co.
6.124% due 11/15/2014		2,850	2,931

Total Luxembourg (Cost $10,573)			10,783

MALAYSIA 2.6%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$8,722	10,754
Petronas Capital Ltd.
7.000% due 05/22/2012		5,685	6,484
7.875% due 05/22/2022		1,490	1,894
Republic of Malaysia
7.500% due 07/15/2011		15,859	18,507
TNB Capital L Ltd.
5.250% due 05/05/2015		3,300	3,378

Total Malaysia (Cost $39,147)			41,017

MEXICO 15.8%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$3,280	3,350
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012		1,000	1,045
Pemex Project Funding Master Trust
7.875% due 02/01/2009		550	602
4.710% due 06/15/2010 (a)		3,000	3,102
9.125% due 10/13/2010		570	669
8.000% due 11/15/2011		11,955	13,611
7.375% due 12/15/2014		6,261	7,037
9.250% due 03/30/2018		6,455	8,328
8.625% due 02/01/2022		8,828	10,903
9.500% due 09/15/2027		6,565	8,600
United Mexican States
8.625% due 03/12/2008		1,715	1,904
10.375% due 02/17/2009		128	153
9.875% due 02/01/2010		370	448
8.375% due 01/14/2011		5,655	6,597
7.500% due 01/14/2012		19,009	21,604
6.375% due 01/16/2013		23,440	25,221
5.875% due 01/15/2014		6,000	6,276
6.625% due 03/03/2015		48,600	53,606
11.375% due 09/15/2016		310	461
8.125% due 12/30/2019		23,716	29,171
8.000% due 09/24/2022		1,615	1,982
11.500% due 05/15/2026		3,000	4,823
8.300% due 08/15/2031		20,432	25,489
7.500% due 04/08/2033		7,000	8,050
6.750% due 09/27/2034		3,000	3,188
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		68,250	1,757
0.000% due 06/30/2007 (a)		90,175	2,164

Total Mexico (Cost $233,336)			250,141

MOROCCO 0.1%
Kingdom of Morocco
2.563% due 01/01/2009 (a)		$912	903

Total Morocco (Cost $876)			903

PANAMA 4.8%
Republic of Panama
8.250% due 04/22/2008		$150	164
9.625% due 02/08/2011		425	510
9.375% due 07/23/2012		12,321	14,970
7.250% due 03/15/2015		1,950	2,129
10.750% due 05/15/2020		1,665	2,264
9.375% due 01/16/2023		36,455	45,204
8.875% due 09/30/2027		2,966	3,552
9.375% due 04/01/2029		5,008	6,222

Total Panama (Cost $65,279)			75,015

PERU 5.3%
Republic of Peru
9.125% due 01/15/2008		$9,547	10,597
9.125% due 02/21/2012		54,961	64,579
9.875% due 02/06/2015		175	217
5.000% due 03/07/2017 (a)		9,424	9,028

Total Peru (Cost $77,412)			84,421

RUSSIA 21.0%
Russian Federation
8.750% due 07/24/2005		$28,663	28,769
8.250% due 03/31/2010 (a)		32,800	35,869
11.000% due 07/24/2018		1,000	1,498
12.750% due 06/24/2028		500	906
5.000% due 03/31/2030 (a)		235,906	263,979

Total Russia (Cost $328,326)			331,021

SOUTH AFRICA (e) 3.0%
Republic of South Africa
8.375% due 10/17/2006		$1,000	1,053
9.125% due 05/19/2009		2,750	3,197
5.250% due 05/16/2013	EC	31,352	41,742
8.500% due 06/23/2017		$631	821

Total South Africa (Cost $41,075)			46,813

TUNISIA (e) 3.4%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,169	8,731
4.750% due 04/07/2011		450	585
7.375% due 04/25/2012		$34,064	39,344
8.250% due 09/19/2027		4,200	5,397

Total Tunisia (Cost $48,813)			54,057

UKRAINE 3.4%
Republic of Ukraine
11.000% due 03/15/2007		$4,602	4,867
6.365% due 08/05/2009 (a)		15,995	17,319
6.875% due 03/04/2011		14,170	14,992
7.650% due 06/11/2013		15,138	16,732

Total Ukraine (Cost $51,532)			53,910

UNITED STATES 2.5%
Corporate Bonds & Notes 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$900	900
			1,945
U.S. Treasury Obligations 2.4%
U.S. Treasury Bonds
7.875% due 02/15/2021		1,400	1,982
6.250% due 08/15/2023		75	94
U.S. Treasury Notes
4.875% due 02/15/2012		26,300	27,940
4.125% due 05/15/2015		8,400	8,525

			38,541

Total United States (Cost $38,653)			39,441

VENEZUELA 0.6%
Republic of Venezuela
5.375% due 08/07/2010		$750	701
4.150% due 04/20/2011 (a)		1,900	1,737
10.750% due 09/19/2013		2,810	3,296
8.500% due 10/08/2014		2,000	2,082
0.000% due 04/15/2020 (a)		5	102
9.250% due 09/15/2027		1,340	1,408

Total Venezuela (Cost $9,138)			9,326

SHORT-TERM INSTRUMENTS 18.7%
Commercial Paper 18.4%
Bank of Ireland
3.190% due 08/23/2005		$34,800	34,637
CDC IXIS Commercial Paper, Inc.
3.180% due 08/19/2005		43,100	42,913
Fannie Mae
2.980% due 07/01/2005		22,300	22,300
3.010% due 08/01/2005		6,500	6,483
3.205% due 09/07/2005		7,100	7,054
Freddie Mac
2.963% due 08/01/2005		43,400	43,285
National Australia Funding, Inc.
3.030% due 07/01/2005		1,200	1,200
Rabobank USA Financial Corp.
3.370% due 07/01/2005		8,500	8,500
3.160% due 08/08/2005		36,000	35,880
Skandinaviska Enskilda Banken AB (SEB)
3.100% due 07/18/2005		34,500	34,450
3.170% due 08/16/2005		5,600	5,577
TotalFinaElf Capital S.A.
3.105% due 07/11/2005		900	899
UBS Finance Delaware LLC
3.070% due 07/08/2005		400	400
3.065% due 07/11/2005		4,600	4,596
3.105% due 07/11/2005		600	600
3.115% due 07/25/2005		100	100
3.165% due 08/30/2005		42,500	42,260
3.230% due 09/19/2005		300	298

			291,432

Repurchase Agreement 0.2%
State Street Bank
2.650% due 07/01/2005		3,475	3,475
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $3,549. Repurchase proceeds are $3,475.)

U.S. Treasury Bills 0.1%
2.937% due 09/01/2005-09/15/2005 (b)(c)		1,255	1,246

Total Short-Term Instruments (Cost $296,173)			296,153

Total Investments (Cost $1,772,462)		117.0%	$1,847,996
Other Assets and Liabilities (Net)		(17.0%)	(268,932)

Net Assets		100.0%	$1,579,064

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $1,246 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	09/2005	200	$261
U.S. Treasury 10-Year Note Short Futures	09/2005	8	(5)
U.S. Treasury 30-Year Bond Long Futures	09/2005	93	1

			$257

(d) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	$9,500	$969
Credit Suisse First Boston	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.550%	09/07/2005	200	0
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	6,395
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	649
Goldman Sachs & Co.	Federative Republic of Brazil 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	2,262
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	423
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	50	0
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,600	131
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,018
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	823
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.480%	08/20/2005	520	0
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	2.850%	03/20/2008	5,000	(40)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	978
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	103
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,100	72
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,800	269

						$15,052

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	30,100	$(26)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		15,450	(9)

							$(35)

(e) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	2,673	07/2005	$151	$0	$151
Buy		38,234	08/2005	2,115	0	2,115
Sell		30,790	08/2005	0	(1,198)	(1,198)
Buy	CP	1,103,079	08/2005	4	(1)	3
Buy	CY	23,884	09/2005	0	(51)	(51)
Sell	EC	46,590	07/2005	78	0	78
Buy		433	08/2005	0	(1)	(1)
Buy	JY	787,404	07/2005	0	(289)	(289)
Buy	KW	2,039,700	07/2005	0	(70)	(70)
Buy		1,164,500	08/2005	0	(32)	(32)
Buy	MP	21,219	08/2005	52	0	52
Buy	PN	5,724	08/2005	2	0	2
Buy	PZ	19,520	08/2005	38	(30)	8
Buy	RP	57,864	09/2005	2	0	2
Buy		1,744	11/2005	0	0	0
Buy	RR	28,624	07/2005	0	(33)	(33)
Buy		164,914	08/2005	0	(87)	(87)
Buy	S$	1,761	07/2005	0	(27)	(27)
Buy		2,142	08/2005	0	(23)	(23)
Buy	SR	27,547	08/2005	117	(47)	70
Buy	SV	203,760	08/2005	6	(66)	(60)
Buy	T$	55,167	08/2005	0	(33)	(33)

				$2,565	$(1,988)	$577

See accompanying notes

Schedule of Investments

Developing Local Markets Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.0%
Commercial Paper 84.4%
Bank of America N.A.
3.010% due 07/07/2005	$300	$300
Bank of Ireland
3.180% due 08/22/2005	3,500	3,484
Barclays U.S. Funding Corp.
3.195% due 08/24/2005	2,100	2,090
3.290% due 09/06/2005	1,700	1,689
CBA (de) Finance
3.020% due 07/08/2005	1,100	1,099
3.040% due 07/12/2005	1,400	1,399
3.140% due 08/08/2005	1,400	1,395
3.160% due 08/08/2005	100	100
CDC IXIS Commercial Paper, Inc.
3.080% due 07/19/2005	1,800	1,797
Danske Corp.
3.110% due 08/05/2005	500	499
3.225% due 08/31/2005	500	497
3.250% due 09/07/2005	100	99
3.250% due 09/20/2005	700	695
Den Norske Bank ASA
3.180% due 08/22/2005	100	100
3.260% due 09/06/2005	100	99
3.300% due 09/14/2005	2,700	2,681
3.280% due 09/29/2005	1,200	1,190
Dexia Delaware LLC
3.000% due 07/05/2005	100	100
3.235% due 08/12/2005	3,700	3,686
Fannie Mae
2.967% due 07/01/2005	400	400
2.944% due 07/06/2005	100	100
2.955% due 07/06/2005	200	200
2.785% due 07/13/2005	1,900	1,898
2.867% due 07/13/2005	100	100
2.970% due 07/18/2005	200	200
2.988% due 07/20/2005	1,500	1,498
2.971% due 07/27/2005	300	299
3.005% due 07/27/2005	200	200
3.023% due 08/03/2005	200	199
3.120% due 08/24/2005	100	100
3.121% due 08/24/2005	1,700	1,692
3.143% due 08/31/2005	2,200	2,187
3.172% due 08/31/2005	3,500	3,480
3.191% due 09/07/2005	1,500	1,490
3.205% due 09/07/2005	100	99
Federal Home Loan Bank
2.963% due 07/01/2005	3,800	3,800
3.030% due 08/08/2005	3,500	3,489
3.225% due 09/09/2005	3,600	3,576
ForeningsSparbanken AB
2.980% due 07/01/2005	100	100
3.120% due 08/03/2005	1,900	1,895
Fortis Funding LLC
3.090% due 07/27/2005	2,000	1,996
Freddie Mac
2.950% due 07/05/2005	100	100
2.890% due 07/12/2005	600	599
2.872% due 07/26/2005	2,600	2,595
3.020% due 08/02/2005	400	399
3.002% due 08/09/2005	2,900	2,890
3.150% due 08/30/2005	500	497
3.175% due 09/06/2005	1,200	1,192
3.190% due 09/06/2005	400	397
3.250% due 09/13/2005	3,600	3,575
General Electric Capital Corp.
3.090% due 07/25/2005	1,000	998
3.270% due 09/07/2005	100	99
3.260% due 09/22/2005	2,600	2,580
HBOS Treasury Services PLC
3.030% due 07/11/2005	100	100
3.100% due 07/28/2005	2,400	2,394
3.160% due 08/10/2005	100	100
3.195% due 08/24/2005	300	299
3.255% due 09/07/2005	600	596
ING U.S. Funding LLC
3.030% due 07/08/2005	900	899
3.090% due 07/26/2005	2,200	2,195
3.260% due 09/01/2005	400	398
National Australia Funding, Inc.
3.030% due 07/01/2005	3,500	3,500
Nordea North America, Inc.
3.120% due 08/03/2005	3,500	3,490
3.205% due 08/26/2005	400	398
Rabobank USA Financial Corp.
3.360% due 07/01/2005	3,800	3,800
3.160% due 08/08/2005	200	199
3.360% due 10/17/2005	100	99
Royal Bank of Scotland PLC
3.085% due 07/15/2005	400	400
3.220% due 08/15/2005	300	299
3.230% due 09/01/2005	3,400	3,380
Skandinaviska Enskilda Banken AB (SEB)
3.100% due 07/18/2005	2,400	2,396
3.170% due 08/18/2005	1,100	1,095
Stadshypoket Delaware, Inc.
3.115% due 07/25/2005	3,500	3,493
Statens Bostadsfin Bank
3.180% due 08/16/2005	3,500	3,486
Svenska Handelsbanken, Inc.
3.050% due 07/20/2005	3,400	3,395
3.155% due 08/03/2005	400	399
TotalFinaElf Capital S.A.
3.105% due 07/11/2005	400	400
3.150% due 08/08/2005	3,600	3,588
Toyota Motor Credit Corp.
3.020% due 07/11/2005	3,400	3,397
UBS Finance Delaware LLC
3.070% due 07/08/2005	500	500
3.065% due 07/11/2005	700	699
3.105% due 07/11/2005	100	100
2.975% due 07/14/2005	500	499
3.165% due 08/30/2005	800	795
3.230% due 09/19/2005	1,300	1,290
Westpac Capital Corp.
3.010% due 07/08/2005	700	700
Westpac Trust Securities NZ Ltd. London
3.150% due 08/11/2005	2,700	2,690
3.260% due 09/07/2005	600	596

		119,982

Repurchase Agreements 15.6%
Credit Suisse First Boston
2.700% due 07/01/2005	22,100	22,100
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 08/15/2009 valued at $22,609. Repurchase proceeds are $22,102.)
State Street Bank
2.650% due 07/01/2005	144	144
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $150. Repurchase proceeds are $144.)

		22,244

Total Short-Term Instruments (Cost $142,237)		142,226

Total Investments (Cost $142,237)	100.0%	$142,226
Other Assets and Liabilities (Net)	(0.0%)	(60)

Net Assets	100.0%	$142,166

Notes to Schedule of Investments (amounts in thousands):

(a) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	2,400	$(2)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		1,000	(1)

							$(3)

(b) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	16,958	08/2005	$1,082	$0	$1,082
Sell		7,035	08/2005	0	(227)	(227)
Buy		18,733	11/2005	699	0	699
Sell		4,135	11/2005	0	(40)	(40)
Buy	CK	30,052	08/2005	0	(99)	(99)
Buy		85,153	11/2005	0	(189)	(189)
Buy	CO	660,924	08/2005	7	0	7
Buy		2,754,883	11/2005	17	0	17
Buy	CP	1,497,659	08/2005	7	(13)	(6)
Buy		2,524,044	11/2005	55	0	55
Buy	CY	10,737	08/2005	0	(22)	(22)
Buy		10,828	11/2005	0	(9)	(9)
Buy	H$	7,000	08/2005	0	(1)	(1)
Buy		13,270	11/2005	0	(3)	(3)
Buy	IS	7,464	11/2005	0	(21)	(21)
Buy	KW	3,052,717	08/2005	0	(38)	(38)
Buy		235,000	09/2005	0	(5)	(5)
Buy		6,351,116	11/2005	0	(185)	(185)
Buy	MP	48,088	08/2005	251	0	251
Buy		108,211	11/2005	344	0	344
Buy	PN	12,347	08/2005	24	0	24
Buy		12,820	11/2005	10	0	10
Buy	PZ	15,483	08/2005	4	(196)	(192)
Buy		2,218	09/2005	0	(3)	(3)
Buy		32,618	11/2005	1	(25)	(24)
Buy	RP	53,506	08/2005	10	0	10
Buy		181,093	11/2005	29	0	29
Buy	RR	110,299	08/2005	0	(94)	(94)
Buy		14,168	09/2005	0	(2)	(2)
Buy		196,019	11/2005	0	(218)	(218)
Buy	S$	7,355	08/2005	0	(139)	(139)
Buy		200	09/2005	0	(1)	(1)
Buy		16,069	11/2005	0	(266)	(266)
Buy	SR	17,050	08/2005	20	(171)	(151)
Buy		25,779	11/2005	4	(277)	(273)
Buy	SV	81,922	08/2005	1	(209)	(208)
Buy		147,248	11/2005	0	(165)	(165)
Buy	T$	64,796	08/2005	0	(19)	(19)
Buy		156,694	11/2005	0	(92)	(92)
Buy	TB	40,564	08/2005	0	(75)	(75)
Buy		114,286	11/2005	0	(121)	(121)
Buy	TL	1,861	08/2005	63	0	63
Buy		5,517	11/2005	232	0	232

				$2,860	$(2,925)	$(65)

See accompanying notes

Schedule of Investments

High Yield Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.3%
Centennial Communications
5.570% due 01/20/2011 (a)		$29	$30
5.630% due 01/20/2011 (a)		126	128
5.770% due 01/20/2011 (a)		42	43
5.630% due 02/09/2011 (a)		378	383
5.740% due 02/09/2011 (a)		420	426
El Paso Corp.
2.350% due 11/22/2009 (a)		375	378
6.125% due 11/22/2009 (a)		618	622
General Growth Properties
5.370% due 11/12/2007 (a)		966	973
5.580% due 11/12/2008 (a)		498	502
Goodyear Tire & Rubber Co.
3.000% due 04/01/2010 (a)		1,000	1,000
Headwaters, Inc.
5.400% due 04/30/2011 (a)		719	725
PanAmSat Corp.
5.000% due 08/20/2009 (a)		189	191
5.090% due 08/20/2009 (a)		85	86
7.000% due 08/20/2009 (a)		254	257
Qwest Corp.
7.934% due 06/30/2007 (a)		382	394
Warner ChilCott Co., Inc.
1.000% due 01/18/2012 (a)		308	309
5.584% due 01/18/2012 (a)		321	323
6.010% due 01/18/2012 (a)		254	254
Warner ChilCott Holdings Co. III Ltd.
6.010% due 01/18/2012 (a)		117	118

Total Bank Loan Obligations (Cost $7,124)			7,142

CORPORATE BONDS & NOTES 91.4%
Banking & Finance 17.6%
AES Red Oak LLC
8.540% due 11/30/2019		771	864
Affinia Group, Inc.
9.000% due 11/30/2014		775	655
Arvin Capital I
9.500% due 02/01/2027		560	577
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		1,556	1,750
Bluewater Finance Ltd.
10.250% due 02/15/2012		1,750	1,881
Bombardier Capital, Inc.
7.090% due 03/30/2007 (f)		1,000	1,016
Bowater Canada Finance
7.950% due 11/15/2011		690	734
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		500	526
Dow Jones CDX High Yield Index
8.000% due 06/29/2010		1,000	1,017
8.250% due 06/29/2010		6,560	6,593
Eircom Funding
8.250% due 08/15/2013		285	311
Ferrellgas Escrow LLC
6.750% due 05/01/2014		200	194
Ford Motor Credit Co.
7.375% due 10/28/2009		160	156
7.375% due 02/01/2011		3,115	3,038
Forest City Enterprises, Inc.
7.625% due 06/01/2015		500	537
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		2,325	2,511
General Motors Acceptance Corp.
7.250% due 03/02/2011		675	634
6.000% due 04/01/2011		887	782
6.875% due 09/15/2011		850	786
6.875% due 08/28/2012		1,075	985
6.750% due 12/01/2014		1,275	1,143
Homer City Funding LLC
8.734% due 10/01/2026		298	350
JET Equipment Trust
10.000% due 06/15/2012 (b)		600	396
7.630% due 08/15/2012 (b)		403	250
JSG Funding PLC
9.625% due 10/01/2012		2,875	2,889
K&F Acquisition, Inc.
7.750% due 11/15/2014		800	822
Kraton Polymers LLC
8.125% due 01/15/2014		1,050	1,016
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,525	1,525
7.250% due 02/15/2011		1,875	1,805
Refco Finance Holdings LLC
9.000% due 08/01/2012		890	948
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,745	1,876
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		675	715
Stone Container Finance
7.375% due 07/15/2014		850	803
Targeted Return Index Securities Trust
7.913% due 08/01/2015 (a)		9,700	10,263
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		200	194
UGS Corp.
10.000% due 06/01/2012		465	518
Universal City Development Partners
11.750% due 04/01/2010		1,287	1,483
Universal City Florida Holding Co.
8.375% due 05/01/2010		100	105
Ventas Realty LP
8.750% due 05/01/2009		1,575	1,748

			54,396

Industrials 55.0%
Abitibi-Consolidated, Inc.
6.000% due 06/20/2013		825	763
8.375% due 04/01/2015		1,925	1,973
8.850% due 08/01/2030		400	385
Aearo Co.
8.250% due 04/15/2012		400	402
AES Ironwood LLC
8.857% due 11/30/2025		828	942
Ahold Finance USA, Inc.
8.250% due 07/15/2010		405	448
Airgas, Inc.
6.250% due 07/15/2014		900	916
Alderwoods Group, Inc.
7.750% due 09/15/2012		1,625	1,733
Alliance One International, Inc.
11.000% due 05/15/2012		690	714
Allied Waste North America, Inc.
6.500% due 11/15/2010		100	99
6.375% due 04/15/2011		1,000	965
9.250% due 09/01/2012		1,167	1,266
7.875% due 04/15/2013		1,300	1,336
7.250% due 03/15/2015		825	802
American Media Operations, Inc.
10.250% due 05/01/2009		1,008	1,013
AmeriGas Partners LP
8.830% due 04/19/2010		969	1,024
7.250% due 05/20/2015		1,000	1,045
Arco Chemical Co.
10.250% due 11/01/2010		250	276
Argo-Tech Corp.
9.250% due 06/01/2011		625	681
Armor Holdings, Inc.
8.250% due 08/15/2013		850	923
ArvinMeritor, Inc.
8.750% due 03/01/2012		1,105	1,157
Aviall, Inc.
7.625% due 07/01/2011		775	821
Bombardier Recreational Products, Inc.
8.375% due 12/15/2013		260	278
Bombardier, Inc.
6.750% due 05/01/2012		200	191
Bowater, Inc.
6.500% due 06/15/2013		500	496
Boyd Gaming Corp.
7.750% due 12/15/2012		550	591
Buhrmann US, Inc.
8.250% due 07/01/2014		1,000	1,005
CanWest Media, Inc.
8.000% due 09/15/2012		830	878
CCO Holdings LLC
8.750% due 11/15/2013		1,485	1,470
Cenveo Corp.
9.625% due 03/15/2012		425	461
Charter Communications Operating LLC
8.375% due 04/30/2014		1,750	1,750
Chesapeake Energy Corp.
7.500% due 06/15/2014		835	910
6.625% due 01/15/2016		1,200	1,245
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		950	952
Commonwealth Brands, Inc.
9.750% due 04/15/2008		1,050	1,110
10.625% due 09/01/2008		150	159
Communications & Power Industries, Inc.
8.000% due 02/01/2012		400	404
Community Health Systems, Inc.
10.000% due 03/13/2007		1,500	1,613
Continental Airlines, Inc.
7.056% due 09/15/2009		1,260	1,302
Crown European Holdings S.A.
9.500% due 03/01/2011		1,612	1,789
10.875% due 03/01/2013		140	165
CSC Holdings, Inc.
7.250% due 07/15/2008		250	252
8.125% due 08/15/2009		500	509
7.625% due 04/01/2011		2,375	2,357
6.750% due 04/15/2012		1,000	945
7.875% due 02/15/2018		600	594
DaVita, Inc.
6.625% due 03/15/2013		715	742
7.250% due 03/15/2015		1,840	1,900
Delhaize America, Inc.
9.000% due 04/15/2031		600	752
Delphi Corp.
6.500% due 05/01/2009		500	417
6.500% due 08/15/2013		600	448
Delta Air Lines, Inc.
7.379% due 05/18/2010		239	229
7.570% due 11/18/2010		400	377
Dex Media West LLC
8.500% due 08/15/2010		850	930
9.875% due 08/15/2013		575	658
DirecTV Holdings LLC
8.375% due 03/15/2013		855	951
6.375% due 06/15/2015		350	350
Dresser, Inc.
9.375% due 04/15/2011		1,710	1,808
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		725	758
Dura Operating Corp.
8.625% due 04/15/2012		776	702
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,175	1,175
7.670% due 11/08/2016		900	865
EchoStar DBS Corp.
5.750% due 10/01/2008		1,325	1,323
El Paso CGP Co.
7.625% due 09/01/2008		400	411
7.750% due 10/15/2035		250	235
El Paso Corp.
7.875% due 06/15/2012		1,675	1,734
7.375% due 12/15/2012		750	756
El Paso Production Holding Co.
7.750% due 06/01/2013		4,000	4,290
Encore Acquisition Co.
6.250% due 04/15/2014		415	422
Equistar Chemicals LP
10.125% due 09/01/2008		225	245
8.750% due 02/15/2009		1,115	1,179
Exco Resources, Inc.
7.250% due 01/15/2011		640	643
Extendicare Health Services, Inc.
9.500% due 07/01/2010		725	787
Ferrellgas Partners LP
6.990% due 08/01/2005 (f)		1,000	1,002
8.750% due 06/15/2012		1,250	1,256
Fisher Scientific International, Inc.
8.000% due 09/01/2013		1,045	1,199
Foundation PA Coal Co.
7.250% due 08/01/2014		390	411
Freescale Semiconductor, Inc.
5.891% due 07/15/2009 (a)		175	183
7.125% due 07/15/2014		475	513
Gaylord Entertainment Co.
8.000% due 11/15/2013		1,725	1,822
General Cable Corp.
9.500% due 11/15/2010		625	672
Georgia-Pacific Corp.
8.000% due 01/15/2024		2,250	2,599
7.250% due 06/01/2028		250	269
8.875% due 05/15/2031		1,100	1,367
Greif, Inc.
8.875% due 08/01/2012		760	821
Hanover Compressor Co.
8.625% due 12/15/2010		120	127
Hanover Equipment Trust
8.500% due 09/01/2008		1,100	1,149
HCA, Inc.
6.950% due 05/01/2012		1,000	1,065
6.250% due 02/15/2013		25	26
7.190% due 11/15/2015		300	325
7.690% due 06/15/2025		1,000	1,076
HealthSouth Corp.
8.375% due 10/01/2011 (b)		125	125
7.625% due 06/01/2012 (b)		3,325	3,242
Herbst Gaming, Inc.
7.000% due 11/15/2014		500	506
Horizon Lines LLC
9.000% due 11/01/2012		705	742
Ingles Markets, Inc.
8.875% due 12/01/2011		1,575	1,608
Insight Midwest LP
9.750% due 10/01/2009		417	433
10.500% due 11/01/2010		1,485	1,582
Invensys PLC
9.875% due 03/15/2011		765	734
ISP Chemco, Inc.
10.250% due 07/01/2011		1,140	1,248
ISP Holdings, Inc.
10.625% due 12/15/2009		200	216
ITT Corp.
7.375% due 11/15/2015		895	1,000
JC Penney Co., Inc.
7.650% due 08/15/2016		150	171
7.950% due 04/01/2017		25	29
7.125% due 11/15/2023		700	763
8.125% due 04/01/2027		400	424
7.400% due 04/01/2037		750	814
Jefferson Smurfit Corp.
7.500% due 06/01/2013		300	288
Johnsondiversey, Inc.
9.625% due 05/15/2012		400	408
K2, Inc.
7.375% due 07/01/2014		700	740
Kappa Beheer BV
10.625% due 07/15/2009		925	957
Kerr-McGee Corp.
6.950% due 07/01/2024		1,000	1,038
Legrand Holding S.A.
10.500% due 02/15/2013		70	80
Legrand S.A.
8.500% due 02/15/2025		870	1,057
Mandalay Resort Group
9.375% due 02/15/2010		145	163
7.625% due 07/15/2013		1,771	1,877
Mediacom Broadband LLC
11.000% due 07/15/2013		2,400	2,610
MGM Mirage, Inc.
6.000% due 10/01/2009		375	379
8.375% due 02/01/2011		1,110	1,215
Nalco Co.
7.750% due 11/15/2011		770	824
8.875% due 11/15/2013		600	647
National Nephrology Associates, Inc.
9.000% due 11/01/2011		550	620
Newpark Resources, Inc.
8.625% due 12/15/2007		1,084	1,079
Norampac, Inc.
6.750% due 06/01/2013		925	932
North American Energy Partners, Inc.
8.750% due 12/01/2011		625	541
Northwest Airlines Corp.
7.575% due 03/01/2019		420	424
Northwest Airlines, Inc.
6.810% due 02/01/2020		298	258
Novelis, Inc.
7.250% due 02/15/2015		1,350	1,362
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,175	1,301
8.250% due 05/15/2013		200	218
6.750% due 12/01/2014		400	407
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		248	274
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,000	1,075
PQ Corp.
7.500% due 02/15/2013		150	148
Primedia, Inc.
8.638% due 05/15/2010 (a)		185	194
Psychiatric Solutions, Inc.
7.750% due 07/15/2015		200	200
Quebecor Media, Inc.
11.125% due 07/15/2011		1,320	1,473
Qwest Corp.
7.250% due 02/15/2011		2,410	2,344
8.875% due 03/15/2012		1,125	1,229
7.500% due 02/15/2014		425	404
7.200% due 11/10/2026		2,500	2,263
7.250% due 10/15/2035		500	446
Rayovac Corp.
8.500% due 10/01/2013		1,850	1,943
7.375% due 02/01/2015		200	195
Reddy Ice Group, Inc.
8.875% due 08/01/2011		925	1,031
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		700	716
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		600	599
Rogers Cable, Inc.
6.250% due 06/15/2013		150	150
6.750% due 03/15/2015		1,200	1,230
Roundy’s, Inc.
8.875% due 06/15/2012		1,517	1,570
Safety Kleen Services
9.250% due 06/01/2008 (b)		6,016	0
Seneca Gaming Corp.
7.250% due 05/01/2012		1,315	1,366
SESI LLC
8.875% due 05/15/2011		1,095	1,174
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		775	818
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		1,225	1,243
Southern Natural Gas Co.
7.350% due 02/15/2031		1,000	1,069
Station Casinos, Inc.
6.000% due 04/01/2012		1,205	1,229
6.500% due 02/01/2014		115	118
Suburban Propane Partners LP
6.875% due 12/15/2013		975	931
Superior Essex Communications
9.000% due 04/15/2012		775	771
Tenet Healthcare Corp.
6.500% due 06/01/2012		1,250	1,194
7.375% due 02/01/2013		25	25
9.875% due 07/01/2014		1,250	1,347
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,140	1,294
8.625% due 11/15/2014		775	783
Texas Industries, Inc.
7.250% due 07/15/2013		2,000	2,060
TransMontaigne, Inc.
9.125% due 06/01/2010		725	758
Triad Hospitals, Inc.
7.000% due 05/15/2012		1,150	1,205
7.000% due 11/15/2013		395	408
Trinity Industries, Inc.
6.500% due 03/15/2014		860	860
TRW Automotive, Inc.
9.375% due 02/15/2013		1,590	1,769
United Airlines, Inc.
7.730% due 07/01/2010		600	559
7.186% due 04/01/2011 (b)		586	561
7.783% due 01/01/2014		212	196
US Airways Group, Inc.
9.330% due 01/01/2006 (b)		148	67
9.625% due 09/01/2024 (b)		676	265
Vintage Petroleum, Inc.
7.875% due 05/15/2011		125	133
8.250% due 05/01/2012		565	616
VWR International, Inc.
6.875% due 04/15/2012		2,700	2,673
8.000% due 04/15/2014		500	479
Williams Cos., Inc.
7.875% due 09/01/2021		645	737
7.750% due 06/15/2031		4,055	4,491
8.750% due 03/15/2032		1,595	1,924
Wynn Las Vegas LLC
6.625% due 12/01/2014		2,350	2,297
Xerox Corp.
6.875% due 08/15/2011		450	479
7.625% due 06/15/2013		1,450	1,568

			170,092

Utilities 18.8%
AES Corp.
8.750% due 05/15/2013		2,125	2,385
American Cellular Corp.
10.000% due 08/01/2011		725	740
Cincinnati Bell, Inc.
7.250% due 07/15/2013		1,365	1,440
8.375% due 01/15/2014		1,520	1,566
7.000% due 02/15/2015		250	246
Citizens Communications Co.
6.250% due 01/15/2013		920	895
CMS Energy Corp.
8.900% due 07/15/2008		500	546
7.500% due 01/15/2009		1,450	1,533
7.750% due 08/01/2010		350	378
8.500% due 04/15/2011		350	392
El Paso Corp.
7.625% due 08/16/2007		1,500	1,526
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		545	580
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)		775	792
8.250% due 01/15/2013		465	482
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		835	944
MCI, Inc.
8.735% due 05/01/2014		5,200	5,844
Midwest Generation LLC
8.560% due 01/02/2016		2,300	2,553
8.750% due 05/01/2034		3,050	3,431
MSW Energy Holdings LLC
7.375% due 09/01/2010		1,115	1,148
8.500% due 09/01/2010		185	197
Nevada Power Co.
6.500% due 04/15/2012		130	137
5.875% due 01/15/2015		980	990
New Skies Satellites NV
9.125% due 11/01/2012		600	599
Nextel Communications, Inc.
6.875% due 10/31/2013		3,560	3,823
7.375% due 08/01/2015		950	1,031
Northwestern Bell Telephone
6.250% due 01/01/2007		710	715
NorthWestern Corp.
5.875% due 11/01/2014		725	747
NRG Energy, Inc.
8.000% due 12/15/2013		1,308	1,387
PSEG Energy Holdings LLC
8.625% due 02/15/2008		100	107
10.000% due 10/01/2009		575	648
8.500% due 06/15/2011		3,395	3,718
Qwest Services Corp.
13.500% due 12/15/2010		500	580
7.500% due 02/15/2014		2,000	1,903
Reliant Energy, Inc.
9.250% due 07/15/2010		1,575	1,725
9.500% due 07/15/2013		500	558
6.750% due 12/15/2014		1,935	1,901
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		50	54
8.000% due 12/15/2012		970	1,050
6.375% due 03/01/2014		460	470
7.500% due 03/15/2015		575	628
Rural Cellular Corp.
8.250% due 03/15/2012		1,165	1,223
Sierra Pacific Power Co.
6.250% due 04/15/2012		350	361
South Point Energy
8.400% due 05/30/2012		1,786	1,696
Tenaska Alabama Partners LP
7.000% due 06/30/2021		300	306
Time Warner Telecom, Inc.
9.750% due 07/15/2008		350	354
10.125% due 02/01/2011		565	568
Triton PCS, Inc.
8.500% due 06/01/2013		285	264
TXU Corp.
6.500% due 11/15/2024		1,000	985
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (f)		1,851	2,028

			58,174

Total Corporate Bonds & Notes (Cost $276,824)			282,662

CONVERTIBLE BONDS & NOTES 0.3%
Industrials 0.3%
Dimon, Inc.
6.250% due 03/31/2007		950	962
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		100	91

			1,053

Total Convertible Bonds & Notes (Cost $982)			1,053

MORTGAGE-BACKED SECURITIES 0.4%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		1,139	1,107

Total Mortgage-Backed Securities (Cost $749)			1,107

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.3%
JSG Holding PLC
11.500% due 10/01/2015	EC	860	833
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,965	2,464
Telenet Communications NV
9.000% due 12/15/2013		500	688

Total Foreign Currency-Denominated Issues (Cost $4,133)			3,985

		Shares
COMMON STOCKS 0.1%
Communications 0.1%
Dobson Communications Corp. (c)		62,536	266

Total Common Stocks (Cost $412)			266

CONVERTIBLE PREFERRED STOCK 0.1%
Dobson Communications Corp.
6.000% due 08/19/2016		1,600	191

Total Convertible Preferred Stock (Cost $267)			191

PREFERRED SECURITY 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	209
Riggs Capital Trust II
8.875% due 03/15/2027		1,000,000	1,155

Total Preferred Security (Cost $1,287)			1,364

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS 2.7%
Commercial Paper 1.7%
Den Norske Bank ASA
3.255% due 09/26/2005		$4,000	3,967
UBS Finance Delaware LLC
3.250% due 09/23/2005		1,400	1,389

			5,356

Repurchase Agreement 0.8%
State Street Bank
2.650% due 07/01/2005		2,407	2,407
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $2,460. Repurchase proceeds are $2,407.)
U.S. Treasury Bills 0.2%

2.931% due 09/01/2005-09/15/2005 (d)(g)		660	656

Total Short-Term Instruments (Cost $8,421)			8,419

Total Investments (e) (Cost $300,199)		99.0%	$306,189
Written Options (i)		(0.0%)	(83)
(Premiums $123)
Other Assets and Liabilities (Net)		1.0%	3,051

Net Assets		100.0%	$309,157

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Non-income producing security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of June 30, 2005, portfolio securities with an aggregate market value of $8,726 were valued with reference to securities whose prices are more readily obtainable.

(f) Restricted security as of June 30, 2005:

Issuer Description	Coupon %	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$1,005	$1,016	0.32%
Ferrellgas Partners LP	6.990	08/01/2005	04/30/2002	999	1,002	0.32
Wilmington Trust Co. - Tucson Electric	10.732	01/01/2013	12/08/2000	1,966	2,028	0.66

				$3,970	$4,046	1.30%

(g) Securities with an aggregate market value of $656 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Eurodollar March Short Futures	03/2006	6	$1

(h) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$1,000	$6
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	1,000	6
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	4
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	4
Bear Stearns & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	1,500	1
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	8
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	7
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	27
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	1
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%	12/20/2007	1,000	11
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	13
Lehman Brothers, Inc.	General Motors Corp. 7.100% due 03/15/2006	Sell	0.820%	12/20/2005	1,000	(3)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	4,950	54
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 3.500% due 06/20/2006	Sell	3.500%	06/20/2006	600	10
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	1,500	8
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	700	(5)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	0.970%	03/20/2006	500	(4)

						$148

(i) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	07/22/2005	59	$7	$2
Call - CBOT U.S. Treasury Note September Futures	115.000	07/22/2005	14	3	1
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	167	42	23
Put - CBOT U.S. Treasury Bond September Futures	114.000	08/26/2005	55	22	13
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	82	49	44

				$123	$83

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	3,995	07/2005	$0	$0	$0
Buy		649	08/2005	0	(2)	(2)

				$0	$(2)	$(2)

See accompanying notes

Schedule of Investments

International Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%
Crusade Global Trust
3.598% due 05/15/2021 (a)		$1,149	$1,150
Medallion Trust
3.360% due 07/12/2031 (a)		2,403	2,402
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)		99	99

Total Australia (Cost $3,676)			3,651

CAYMAN ISLANDS (f) 0.1%
Redwood Capital Ltd.
5.400% due 01/01/2006 (a)		$3,700	3,696
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	59,267	535

Total Cayman Islands (Cost $4,219)			4,231

CROATIA 0.1%
Republic of Croatia
3.813% due 07/31/2006 (a)		$207	207
3.182% due 07/31/2010 (a)		1,500	1,502

Total Croatia (Cost $1,691)			1,709

FRANCE (f) 10.4%
Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,266
French Treasury Note
5.000% due 07/12/2005		22,830	27,643
Republic of France
4.000% due 04/25/2014		115,000	149,598
5.750% due 10/25/2032		24,100	39,584
4.000% due 04/25/2055		42,500	54,825

Total France (Cost $269,605)			273,916

GERMANY (f) 8.9%
Republic of Germany
5.000% due 02/17/2006	EC	3,500	4,311
4.250% due 01/04/2014		1,500	1,987
5.625% due 01/04/2028		22,650	35,728
6.250% due 01/04/2030		22,700	39,023
5.500% due 01/04/2031		97,000	153,329

Total Germany (Cost $232,888)			234,378

IRELAND (f) 0.1%
Fennica PLC
2.396% due 05/20/2054 (a)	EC	2,300	2,786

Total Ireland (Cost $1,964)			2,786

ITALY (f) 0.6%
Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)	EC	12,050	14,598
First Italian Auto Transaction
2.426% due 07/01/2008 (a)		62	75

Total Italy (Cost $10,624)			14,673

JAPAN (f) 7.9%
Government of Japan
1.800% due 06/20/2014	JY	21,620,000	207,808

Total Japan (Cost $215,362)			207,808

MEXICO 0.0%
United Mexican States
8.300% due 08/15/2031		$900	1,123

Total Mexico (Cost $835)			1,123

NEW ZEALAND (f) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	9,417	8,730

Total New Zealand (Cost $4,843)			8,730

SPAIN (f) 2.4%
Hipotebansa Mortgage Securitization Fund
2.263% due 07/18/2022 (a)	EC	4,818	5,678
Hipotebansa V
2.277% due 01/18/2018 (a)		1,454	1,719
Kingdom of Spain
5.750% due 07/30/2032		31,000	50,783
4.200% due 01/31/2037		3,000	3,965

Total Spain (Cost $60,950)			62,145

SUPRANATIONAL (f) 0.2%
European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,314

Total Supranational (Cost $3,305)			4,314

TUNISIA (f) 0.1%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	1,800	2,547
7.375% due 04/25/2012		$500	577

Total Tunisia (Cost $2,328)			3,124

UNITED KINGDOM (f) 1.6%
Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	9,774	11,861
Haus Ltd.
2.403% due 12/14/2037 (a)		14,846	17,628
Lloyds TSB Capital I
7.375% due 02/07/2049		5,250	7,836
United Kingdom Gilt
8.500% due 12/07/2005	BP	2,600	4,742

Total United Kingdom (Cost $30,871)			42,067

UNITED STATES (f) 2.4%
Asset-Backed Securities 0.0%
Advanta Mortgage Loan Trust
3.465% due 11/25/2029 (a)		$46	46
Amortizing Residential Collateral Trust
3.350% due 09/25/2030 (a)		3	3
Argent Securities, Inc.
3.340% due 03/25/2034 (a)		120	120
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		39	39
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		48	48
Providian Home Equity Loan Trust
3.380% due 06/25/2025 (a)		14	14

			270

Corporate Bonds & Notes 0.4%
Kroger Co.
5.500% due 02/01/2013		100	104
Procter & Gamble Co.
1.500% due 12/07/2005	JY	1,000,000	9,073

			9,177

Mortgage-Backed Securities 0.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)		$28	28
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		435	440
Washington Mutual Mortgage Securities Corp.
3.273% due 12/25/2040 (a)		270	270

			738

U.S. Government Agencies 0.8%
Fannie Mae
6.000% due 12/01/2033		18	18
6.500% due 05/01/2028 - 11/01/2034 (b)		1,110	1,152
7.000% due 09/25/2023		218	230
8.800% due 01/25/2019		272	296
Freddie Mac
6.500% due 07/15/2028		4,784	4,973
Government National Mortgage Association
3.375% due 04/20/2022 - 06/20/2030 (a)(b)		7,021	7,136
3.750% due 08/20/2022 - 09/20/2026 (a)(b)		1,264	1,287
4.125% due 11/20/2022 - 11/20/2024 (a)(b)		1,828	1,863
4.375% due 03/20/2022 - 02/20/2025 (a)(b)		503	512
7.500% due 09/15/2025 - 12/15/2030 (b)		3,944	4,269
8.500% due 07/15/2008 - 07/15/2030 (b)		82	89

			21,825

U.S. Treasury Obligations 1.2%
U.S. Treasury Bond
6.000% due 02/15/2026		1,400	1,725
U.S. Treasury Notes
4.875% due 02/15/2012		23,000	24,434
4.125% due 05/15/2015		5,800	5,887

			32,046

Total United States (Cost $63,296)			64,056

SHORT-TERM INSTRUMENTS (f) 62.9%
Certificates of Deposit 5.5%
Citibank New York N.A.
3.360% due 09/19/2005		$45,100	45,100
Nordea Bank Finland PLC
2.805% due 07/05/2005		50,000	50,000
Wells Fargo Bank, N.A.
3.270% due 07/15/2005		50,000	50,000

			145,100

Commercial Paper 32.1%
Bank of America, N.A.
3.275% due 08/09/2005		70,000	69,752
Barclays U.S. Funding Corp.
3.215% due 08/26/2005		53,800	53,531
CDC IXIS Commercial Paper, Inc.
3.180% due 08/19/2005		54,900	54,662
Fannie Mae
2.990% due 08/08/2005		1,100	1,097
3.250% due 09/14/2005		67,300	66,822
Federal Home Loan Bank
2.947% due 07/13/2005		192,000	191,803
3.210% due 07/27/2005		71,000	70,835
Freddie Mac
2.956% due 07/05/2005		200,000	199,931
Rabobank USA Financial Corp.
3.360% due 07/01/2005		51,000	51,000
Republic of Germany
1.010% due 07/13/2005		55,000	66,513
TotalFinaElf Capital S.A.
3.105% due 07/11/2005		17,100	17,085
UBS Finance Delaware LLC
3.105% due 07/11/2005		68,000	67,941

			844,459

Repurchase Agreements 7.7%
Credit Suisse First Boston
2.650% due 07/01/2005		200,000	200,000
(Dated 06/30/2005. Collateralized by Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $221,020. Repurchase proceeds are $200,015.)
State Street Bank
2.650% due 07/01/2005		1,128	1,128
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $1,152. Repurchase proceeds are $1,128.)
			201,128

French Treasury Bill 9.5%
2.005% due 09/22/2005	EC	209,000	250,929

U.S. Treasury Bills 2.6%
2.953% due 09/01/2005-09/15/2005 (b)(c)(d)		$67,955	67,476

Total Short-Term Instruments (Cost $1,580,869)			1,575,605

Total Investments (Cost $2,487,326)		95.2%	$2,504,316

Other Assets and Liabilities (Net)		4.8%	125,062

Net Assets		100.0%	$2,629,378

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $50,435 have been pledged as collateral for swap contracts at June 30, 2005.

(d) Securities with an aggregate market value of $3,930 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	09/2005	646	$2,101
Government of Japan 10-Year Note Long Futures	09/2005	334	930

			$3,031

(e) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	185,900	$(11,380)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		35,675	(1,762)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		25,000	(1,658)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		4,700	(260)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	84,200	6,036
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/15/2014		31,500	3,197
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		412,700	35,207
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		52,150	7,337
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		124,000	17,118
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(3,038)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		68,000	4,256
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		375,000	18,705
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		28,800	4,130
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		80,000	4,562
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	9,520,000	(5,600)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		30,000,000	(18,438)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	(10,177)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(6,557)
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	62
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		10,400	(435)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		25,200	931
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	6.790%	02/15/2006		11,600	(897)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	1,073
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		293,000	(752)

							$41,660

(f) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BP	10,191	07/2005	$0	$(290)	$(290)
Sell		5,770	07/2005	211	0	211
Buy	C$	5,854	07/2005	71	0	71
Buy	EC	16,679	07/2005	34	(3)	31
Sell		60,958	07/2005	0	(61)	(61)
Sell		857,084	08/2005	1,836	(642)	1,194
Sell	H$	1,369	08/2005	0	0	0
Buy	JY	62,653,193	07/2005	0	(18,022)	(18,022)
Sell		23,148,399	07/2005	5,133	0	5,133
Sell	N$	11,347	07/2005	205	0	205
Buy	SK	27,953	09/2005	0	(180)	(180)

				$7,490	$(19,198)	$(11,708)

See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 82.8%
Banking & Finance 26.4%
AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,084
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,504
American International Group, Inc.
2.875% due 05/15/2008	1,000	962
Archstone-Smith Trust
7.900% due 02/15/2016	75	89
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	163
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	425
Barnett Capital II
7.950% due 12/01/2026	750	810
Beaver Valley Funding Corp.
8.625% due 06/01/2007	265	276
9.000% due 06/01/2017	1,488	1,769
BNP Paribas
5.186% due 06/29/2049 (a)	6,000	6,078
BVPS II Funding Corp.
8.330% due 12/01/2007	2,687	2,896
8.890% due 06/01/2017	1,500	1,822
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	7,057
CIT Group, Inc.
3.660% due 09/20/2007 (a)	3,535	3,546
5.500% due 11/30/2007	860	885
Citigroup, Inc.
7.750% due 12/01/2036	750	803
Countrywide Home Loans, Inc.
4.240% due 11/04/2005 (a)	3,000	3,045
Ford Motor Credit Co.
3.590% due 07/18/2005 (a)	23,000	22,991
7.600% due 08/01/2005	13,000	13,029
6.125% due 01/09/2006	50	50
6.500% due 01/25/2007	10,000	10,075
4.389% due 03/21/2007 (a)	1,800	1,763
4.308% due 09/28/2007 (a)	3,000	2,901
4.950% due 01/15/2008	5,000	4,772
5.800% due 01/12/2009	3,100	2,945
7.375% due 02/01/2011	100	98
General Motors Acceptance Corp.
4.395% due 10/20/2005 (a)	13,500	13,513
4.145% due 05/18/2006 (a)	17,000	16,924
4.130% due 03/20/2007 (a)	4,000	3,881
4.900% due 07/15/2008	50	46
6.875% due 08/28/2012	100	92
6.750% due 12/01/2014	100	90
8.000% due 11/01/2031	120	107
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	1,500	1,415
Goldman Sachs Group, Inc.
3.491% due 07/23/2009 (a)	2,000	2,012
6.125% due 02/15/2033	502	551
Household Finance Corp.
4.125% due 12/15/2008	14,450	14,369
HSBC Capital Funding LP
4.610% due 12/13/2049 (a)	12,000	11,741
KFW International Finance, Inc.
5.750% due 01/15/2008	70	73
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,497
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,580
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	2,900	3,287
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014	10,000	9,869
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	979
NiSource Finance Corp.
7.625% due 11/15/2005	15,927	16,137
Parker Retirement Savings Plan
6.340% due 07/15/2008	1,528	1,578
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	1,003
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,138
6.500% due 11/15/2018	8,000	6,600
RBS Capital Trust I
5.512% due 09/29/2049 (a)	4,500	4,682
Royal Bank of Scotland PLC
9.118% due 03/31/2049	8,470	10,097
Societe Generale
3.775% due 10/29/2049 (a)	1,000	997
Targeted Return Index Securities Trust
7.672% due 01/15/2032	2,280	2,998
Tiers Trust
8.125% due 09/15/2017	791	1,104
UFJ Finance Aruba AEC
6.750% due 07/15/2013	27,572	30,797

		263,995

Industrials 43.0%
Altria Group, Inc.
7.000% due 07/15/2005	15,700	15,712
American Airlines, Inc.
4.072% due 09/23/2007 (a)	219	220
AOL Time Warner, Inc.
6.125% due 04/15/2006	11,100	11,276
AT&T Broadband Corp.
9.455% due 11/15/2022	350	496
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	3,122	3,407
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	350
Columbia Energy Group
6.800% due 11/28/2005	1,000	1,011
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	406
Comcast Corp.
5.300% due 01/15/2014	5,000	5,149
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,230
7.056% due 09/15/2009	5,000	5,167
6.545% due 08/02/2020	25	25
Cox Communications, Inc.
7.750% due 08/15/2006	700	723
3.950% due 12/14/2007 (a)	2,700	2,716
7.750% due 11/01/2010	100	113
7.125% due 10/01/2012	100	112
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	74
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)	7,200	7,210
7.000% due 11/28/2005	50	51
3.890% due 05/24/2006 (a)	8,000	8,023
4.050% due 06/04/2008	440	434
8.000% due 06/15/2010	270	306
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	10,497
Domtar, Inc.
7.875% due 10/15/2011	70	74
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,780	6,807
El Paso CGP Co.
6.500% due 05/15/2006	4,293	4,368
7.750% due 06/15/2010	18,533	18,996
6.950% due 06/01/2028	8,730	7,682
El Paso Corp.
6.750% due 05/15/2009	6,400	6,432
8.050% due 10/15/2030	11,200	11,144
7.800% due 08/01/2031	63,375	61,949
7.750% due 01/15/2032	30,275	29,669
Enterprise Products Operating LP
6.650% due 10/15/2034	2,000	2,203
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,350	1,343
Ford Motor Co.
7.450% due 07/16/2031	120	100
General Motors Corp.
8.250% due 07/15/2023	225	187
8.375% due 07/15/2033	100	84
Hilton Hotels Corp.
7.625% due 05/15/2008	220	238
HJ Heinz Co.
6.189% due 12/01/2005 (a)	2,000	2,019
International Paper Co.
6.750% due 09/01/2011	280	306
Kern River Funding Corp.
4.893% due 04/30/2018	15,040	15,287
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	121
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (j)	757	750
Norfolk Southern Corp.
7.800% due 05/15/2027	3	4
5.640% due 05/17/2029	77	81
Northwest Airlines Corp.
7.575% due 09/01/2020	306	309
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,770
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	1,975
9.375% due 12/02/2008	11,825	13,510
7.875% due 02/01/2009	32,550	35,642
7.375% due 12/15/2014	29,920	33,630
9.250% due 03/30/2018	5,900	7,640
Pioneer Natural Resources Co.
6.500% due 01/15/2008	2,150	2,229
Qwest Corp.
9.125% due 03/15/2012	6,000	6,555
6.875% due 09/15/2033	9,880	8,608
Raytheon Co.
6.500% due 07/15/2005	19	19
6.150% due 11/01/2008	148	156
Rowan Cos., Inc.
5.880% due 03/15/2012	2,039	2,135
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,920
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,428	1,532
TCI Communications, Inc.
7.250% due 08/01/2005	250	251
Time Warner, Inc.
8.110% due 08/15/2006	1,200	1,248
United Airlines, Inc.
11.080% due 03/26/2010 (b)(j)	13,635	2,365
7.730% due 07/01/2010 (b)	19,140	17,847
8.390% due 01/21/2011 (b)	4,033	2,118
11.080% due 03/26/2011 (b)(j)	2,835	504
7.186% due 04/01/2011 (b)	684	655
6.071% due 03/01/2013 (b)	3,214	3,025
6.602% due 09/01/2013 (b)	4,124	4,003
10.020% due 03/22/2014 (b)	1,000	473
10.850% due 02/19/2015 (b)	1,000	437
10.125% due 03/22/2015 (b)	2,300	924
2.020% due 03/02/2049 (a)(b)	7,982	7,723
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	6,275
USX Corp.
6.850% due 03/01/2008	1,520	1,616
Waste Management, Inc.
7.000% due 10/15/2006	1,600	1,654
7.375% due 08/01/2010	90	101

		430,401

Utilities 13.4%
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,060
Carolina Power & Light Co.
6.800% due 08/15/2007	156	164
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	3,400	3,404
Cincinnati Gas & Electric Co.
6.900% due 06/01/2025	2,821	3,335
Cingular Wireless LLC
6.500% due 12/15/2011	450	498
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,786
Columbus Southern Power Co.
6.600% due 03/01/2033	720	853
Dominion Resources, Inc.
7.625% due 07/15/2005	13,216	13,228
3.568% due 05/15/2006 (a)	3,000	3,007
DTE Energy Co.
6.450% due 06/01/2006	325	332
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,497
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	9,391
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,208
Entergy Louisiana, Inc.
4.670% due 06/01/2010	400	404
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,592
FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,470
France Telecom S.A.
7.450% due 03/01/2006 (a)	5,700	5,826
8.000% due 03/01/2011 (a)	4,532	5,265
GPU, Inc.
7.700% due 12/01/2005	175	178
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	381
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	1,030	1,030
7.750% due 05/15/2006	70	72
7.750% due 10/01/2008	70	77
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,871
Pacific Gas & Electric Co.
4.204% due 04/03/2006 (a)	1,250	1,250
PNPP II Funding Corp.
8.510% due 11/30/2006	124	126
9.120% due 05/30/2016	1,540	1,852
Potomac Electric Power Co.
6.250% due 10/15/2007	960	1,002
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,277
Progress Energy, Inc.
7.100% due 03/01/2011	400	446
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,440
Southern California Edison Co.
3.440% due 01/13/2006 (a)	2,700	2,704
Sprint Capital Corp.
7.125% due 01/30/2006	720	732
6.000% due 01/15/2007	23,510	24,101
System Energy Resources, Inc.
5.129% due 01/15/2014	2,966	2,959
TXU Energy Co. LLC
3.920% due 01/17/2006 (a)	600	600
7.000% due 03/15/2013	2,900	3,239
United Telecom, Inc.
6.890% due 07/01/2008 (j)	1,000	1,020
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	912

		134,593

Total Corporate Bonds & Notes (Cost $814,776)		828,989

U.S. GOVERNMENT AGENCIES 0.1%
Government National Mortgage Association
8.500% due 07/15/2030 - 08/15/2030 (d)	395	430

Total U.S. Government Agencies (Cost $408)		430

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Security (e)
3.375% due 01/15/2007 (g)	614	634

Total U.S. Treasury Obligations (Cost $617)		634

ASSET-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	2,357	2,410

Total Asset-Backed Securities (Cost $2,094)		2,410

	Shares
COMMON STOCKS 0.2%
Devon Energy Corp.	33,898	1,718

Total Common Stocks (Cost $862)		1,718

PREFERRED SECURITY 0.0%
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	264

Total Preferred Security (Cost $231)		264

PREFERRED STOCK 0.5%
Goldman Sachs Group, Inc.
3.911% due 12/31/2049 (a)	200,000	4,984

Total Preferred Stock (Cost $5,000)		4,984

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.5%
Commercial Paper 13.5%
Bank of Ireland
3.180% due 08/22/2005	$2,700	2,688
CDC IXIS Commercial Paper, Inc.
3.240% due 09/22/2005	9,300	9,227
Fannie Mae
3.066% due 08/10/2005	3,500	3,488
3.143% due 08/31/2005	5,100	5,071
3.250% due 09/14/2005	13,300	13,205
Freddie Mac
3.020% due 08/02/2005	24,000	23,935
3.310% due 11/02/2005	2,300	2,272
General Electric Capital Corp.
3.270% due 09/08/2005	4,800	4,769
Rabobank USA Financial Corp.
3.160% due 08/08/2005	1,600	1,595
3.105% due 08/09/2005	8,700	8,671
Skandinaviska Enskilda Banken AB (SEB)
3.040% due 07/14/2005	8,800	8,790
3.070% due 07/14/2005	14,500	14,484
3.310% due 09/15/2005	6,900	6,850
UBS Finance Delaware LLC
3.070% due 07/08/2005	100	100
3.020% due 07/22/2005	6,300	6,289
3.165% due 08/08/2005	700	698
3.180% due 09/06/2005	4,200	4,173
3.185% due 09/06/2005	19,200	19,079

		135,384

Repurchase Agreement 0.6%
State Street Bank
2.650% due 07/01/2005	5,428	5,428
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $5,537. Repurchase proceeds are $5,428.)

U.S. Treasury Bills 0.4%
2.961% due 09/01/2005-09/15/2005 (d)(f)(g)	4,425	4,394

Total Short-Term Instruments (Cost $145,233)		145,206

Total Investments (c) (Cost $969,221)	98.4%	$984,635
Written Options (h) (Premiums $393)	(0.0%)	(180)
Other Assets and Liabilities (Net)	1.6%	16,535

Net Assets	100.0%	$1,000,990

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) As of June 30, 2005, portfolio securities with an aggregate market value of $8,787 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $1,491 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(g) Securities with an aggregate market value of $1,305 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Short Futures	12/2005	1,000	$(1,525)

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$116.000	08/26/2005	630	$116	$88
Call - CBOT U.S. Treasury Note September Futures	117.000	08/26/2005	300	37	19
Put - CBOT U.S. Treasury Note September Futures	109.000	08/26/2005	300	41	14
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	630	199	59

				$393	$180

(i) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.600%	06/20/2006	$3,000	$35
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%	06/20/2006	15,000	184
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.250%	03/20/2007	5,000	7
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	82
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,600	54
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	61
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,400	(15)
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	15
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	(2)
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	1,800	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	12,800	222
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	18
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	48
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.030%	03/20/2006	45,000	(19)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	2,000	36
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	21
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	06/20/2006	5,500	40
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%	06/20/2006	1,800	53
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	163
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	210
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	(8)
J.P. Morgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	(1)
J.P. Morgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	11
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	0.250%	03/20/2007	7,400	7
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	5,000	(10)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	(1,342)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	(12)
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	(7)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	(25)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	62
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	210
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	16

						$109

(j) Restricted security as of June 30, 2005:

Issuer Description	Coupon %	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500	07/01/2008	03/28/2003	$819	$750	0.07%
United Airlines, Inc.	11.080	03/26/2010	03/21/2000	14,092	2,365	0.24
United Airlines, Inc.	11.080	03/26/2011	03/21/2000	2,985	504	0.05
United Telecom, Inc.	6.890	07/01/2008	06/25/2003	1,075	1,020	0.10

				$18,971	$4,639	0.46%

See accompanying notes

Schedule of Investments

Mortgage Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
Industrials 0.0%
Delta Air Lines, Inc.
7.379% due 05/18/2010	$1,139	$1,091

Total Corporate Bonds & Notes (Cost $1,139)		1,091

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,727
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	1,400	1,512

Total Municipal Bonds & Notes (Cost $2,231)		3,239

U.S. GOVERNMENT AGENCIES 119.9%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (a)(e)	291	276
0.990% due 04/15/2035	3,883	3,984
2.615% due 06/01/2023 (b)	97	98
2.915% due 09/22/2006 (b)	77,600	77,578
2.996% due 08/01/2008	16,741	16,795
3.000% due 09/25/2012	5,296	5,272
3.021% due 05/01/2019 (b)	462	468
3.025% due 10/21/2005 (b)	100,000	99,981
3.073% due 04/01/2019 (b)	146	147
3.125% due 06/01/2017 - 07/01/2017 (b)(e)	97	98
3.127% due 03/01/2018 (b)	21	21
3.310% due 03/01/2025 (b)	62	64
3.314% due 09/21/2006 (b)	76,000	75,977
3.344% due 02/01/2015 (b)	141	142
3.367% due 02/01/2026 (b)	31	32
3.400% due 07/25/2035 (b)	29,067	29,076
3.411% due 04/01/2030 (b)	485	500
3.414% due 04/01/2030 (b)	82	84
3.422% due 10/01/2028 (b)	216	222
3.424% due 07/25/2032 (b)	1,083	1,084
3.433% due 05/01/2019 (b)	25	25
3.444% due 09/01/2017 (b)	484	484
3.454% due 04/25/2035 (b)	19,460	19,482
3.460% due 05/01/2028 (b)	30	30
3.468% due 03/01/2024 (b)	52	54
3.494% due 02/25/2033 (b)	1,306	1,307
3.500% due 06/01/2026 (b)	11	11
3.554% due 06/01/2019 (b)	14	14
3.560% due 03/01/2017 - 02/01/2018 (b)(e)	29	29
3.566% due 11/01/2017 (b)	18	18
3.567% due 10/01/2023 - 09/01/2026 (b)(e)	109	111
3.574% due 04/01/2032 (b)	60	61
3.583% due 12/01/2017 (b)	279	280
3.599% due 07/01/2027 (b)	87	88
3.609% due 08/01/2026 (b)	72	73
3.623% due 03/01/2026 (b)	70	71
3.650% due 11/01/2015 - 10/01/2031 (b)(e)	449	457
3.660% due 04/18/2028 (b)	190	190
3.665% due 11/01/2025 (b)	238	244
3.678% due 11/01/2025 (b)	303	312
3.689% due 04/01/2022 (b)	222	226
3.704% due 08/01/2042 - 10/01/2044 (e)	41,291	41,721
3.710% due 10/18/2030 (b)	225	226
3.714% due 06/25/2029 - 06/25/2032 (b)(e)	6,018	6,034
3.730% due 10/01/2016 (b)	101	101
3.747% due 09/01/2040 - 12/01/2040 (b)(e)	1,182	1,211
3.754% due 05/01/2029 (b)	175	180
3.764% due 12/25/2029 (b)	3	3
3.770% due 02/01/2017 (b)	475	484
3.776% due 09/01/2027 (b)	11	11
3.781% due 09/18/2027 (b)	628	633
3.801% due 01/01/2027 (b)	170	176
3.814% due 05/01/2027 - 07/25/2034 (b)(e)	22,901	22,928
3.836% due 12/01/2026 (b)	29	30
3.875% due 12/01/2021 - 08/01/2023 (b)(e)	103	107
3.909% due 05/01/2026 (b)	75	78
3.916% due 02/01/2027 (b)	298	306
3.920% due 08/01/2029 (b)	174	176
3.964% due 09/25/2023 (b)	306	310
3.971% due 05/01/2036 (b)	8,296	8,431
3.994% due 06/25/2022 (b)	3	3
4.000% due 02/25/2009	21	21
4.019% due 11/01/2031 (b)	175	175
4.073% due 02/01/2025 (b)	151	155
4.075% due 11/01/2026 (b)	128	131
4.087% due 01/01/2026 (b)	40	40
4.092% due 07/01/2024 (b)	46	48
4.100% due 12/01/2024 (b)	12	13
4.132% due 11/01/2026 (b)	77	80
4.151% due 11/01/2031 (b)	130	131
4.155% due 06/01/2029 (b)	43	43
4.172% due 06/01/2029 - 05/01/2036 (b)(e)	217	223
4.230% due 04/01/2030 (b)	9	9
4.244% due 04/25/2021 (b)	6	6
4.250% due 03/01/2028 (b)	10	10
4.288% due 05/01/2036 (b)	170	173
4.304% due 08/01/2024 (b)	14	14
4.325% due 05/01/2036 (b)	55	56
4.331% due 09/01/2028 (b)	45	47
4.402% due 09/01/2030 (b)	61	64
4.444% due 05/25/2023 (b)	196	201
4.450% due 11/01/2023 (b)	20	20
4.500% due 04/01/2019 - 07/19/2020 (e)	66,926	658,562
4.500% due 06/01/2025 (b)	5	8
4.551% due 01/01/2028 (b)	37	38
4.678% due 02/01/2035 (b)	5,961	5,999
4.710% due 08/25/2043	4,023	4,022
4.750% due 12/01/2023 (b)	262	273
4.805% due 01/01/2029 (b)	70	71
4.830% due 09/01/2023 (b)	188	194
4.875% due 05/01/2019 (b)	16	16
4.885% due 02/01/2026 (b)	91	92
4.970% due 07/01/2024 (b)	33	34
4.983% due 01/01/2024 (b)	22	23
4.985% due 12/01/2029 (b)	5	5
5.000% due 03/01/2014 - 11/25/2028 (e)	2,227,969	2,254,101
5.075% due 04/01/2025 (b)	87	89
5.095% due 02/01/2024 (b)	140	145
5.149% due 04/01/2033 (b)	68	69
5.171% due 02/01/2032 (b)	5,805	5,854
5.259% due 12/01/2031 (b)	76	78
5.460% due 02/01/2030 (b)	1,293	1,311
5.500% due 01/01/2025 - 08/11/2035 (e)	6,119,838	6,205,269
5.585% due 09/01/2020 (b)	42	42
5.621% due 07/01/2032 (b)	492	501
5.750% due 07/01/2029 (b)	15	15
5.798% due 11/01/2024 (b)	8	8
5.800% due 11/01/2011	1,915	2,057
5.875% due 06/01/2017 (b)	8	8
5.936% due 11/01/2011	4,803	5,186
5.950% due 02/25/2044	130	133
5.989% due 04/25/2020 (b)	44	44
6.000% due 08/25/2023 - 07/14/2035 (e)	852,456	874,774
6.130% due 08/01/2005	2,785	2,784
6.228% due 08/01/2029 (b)	28	28
6.250% due 12/25/2013	1,482	1,520
6.262% due 02/01/2009	16,241	16,662
6.270% due 09/25/2007	4,682	4,807
6.290% due 02/25/2029	1,500	1,679
6.300% due 06/25/2031 - 10/17/2038 (e)	4,830	5,774
6.350% due 06/25/2020	5,705	6,177
6.370% due 02/25/2013	4,855	5,084
6.390% due 05/25/2036	3,075	3,401
6.410% due 08/01/2016	1,007	1,131
6.450% due 05/01/2008 - 09/01/2016 (e)	6,419	7,015
6.500% due 09/01/2005 - 06/17/2038 (e)	58,354	60,967
6.650% due 08/25/2007	217	224
6.703% due 08/01/2028	1,472	1,696
6.750% due 11/01/2007	4	4
6.825% due 08/01/2009	4,532	4,897
6.850% due 12/18/2027	3,649	3,840
6.875% due 02/01/2018 (b)	283	286
6.900% due 09/01/2009	1,591	1,725
6.950% due 01/01/2030 (b)	348	358
7.000% due 04/25/2008 - 09/01/2032 (e)	8,776	8,898
7.025% due 06/01/2007	298	304
7.036% due 08/01/2030 (b)	151	155
7.040% due 03/01/2007	114	118
7.250% due 02/01/2009 - 10/01/2011 (e)	34	35
7.261% due 03/01/2030 (b)	593	602
7.400% due 10/01/2006	1,807	1,852
7.491% due 08/01/2014 (b)	9	10
7.500% due 12/01/2012 - 01/01/2032 (e)	8,993	9,599
7.530% due 01/01/2009	1,288	1,401
7.659% due 05/01/2030 (b)	410	417
7.730% due 08/01/2021 - 01/01/2025 (e)	4,431	5,267
7.750% due 02/01/2008	11	11
7.800% due 10/25/2022 - 06/25/2026 (e)	665	710
8.000% due 02/01/2007 - 08/01/2030 (e)	79	82
8.200% due 04/25/2025	2,153	2,302
8.500% due 04/01/2008 - 11/01/2017 (e)	512	547
8.750% due 11/25/2019	108	118
9.000% due 03/01/2010 - 06/01/2027 (e)	834	821
9.020% due 06/25/2032 (b)	823	876
9.500% due 11/01/2010 - 04/01/2025 (e)	1,472	1,631
10.000% due 09/25/2019 - 04/01/2020 (e)	49	68
15.500% due 10/01/2012	3	3
15.750% due 12/01/2011	1	1
39.670% due 08/25/2020 (c)	0	3
Farmer Mac
6.752% due 01/25/2013 (b)	3,115	2,870
8.424% due 04/25/2030 (b)	1,516	1,511
Federal Home Loan Bank
3.040% due 08/02/2005 (b)	100,000	100,000
3.259% due 06/12/2006 (b)	250,000	249,991
8.300% due 02/27/2012 (b)	1,900	1,800
Federal Housing Administration
6.875% due 12/01/2016	411	411
6.896% due 07/01/2020	513	512
7.350% due 01/01/2031	3,487	3,505
7.400% due 02/01/2021	1,031	1,038
7.430% due 07/01/2018 - 07/01/2024 (e)	13,430	13,592
7.450% due 05/01/2021	222	225
7.500% due 12/01/2030	1,305	1,320
7.590% due 12/01/2017	3,314	3,354
Freddie Mac
0.000% due 01/15/2009 (a)	128	124
1.487% due 12/15/2023 (b)(c)	415	17
2.750% due 03/01/2017 (b)	24	24
2.875% due 01/01/2017 (b)	20	20
3.185% due 10/01/2023 (b)	2,630	2,666
3.250% due 04/01/2018 (b)	44	45
3.420% due 03/15/2031 (b)	1,119	1,120
3.434% due 07/25/2031 (b)	51	51
3.439% due 05/25/2031 (b)	994	995
3.454% due 09/25/2031 (b)	146	146
3.455% due 07/01/2030 (b)	494	496
3.464% due 12/25/2032 (b)	76	77
3.500% due 12/01/2018 - 07/15/2032 (e)	499	491
3.506% due 03/01/2027 (b)	71	73
3.542% due 10/01/2024 (b)	140	143
3.570% due 12/15/2029 (b)	532	534
3.625% due 05/01/2023 (b)	35	36
3.650% due 05/01/2017 - 09/01/2018 (b)(e)	587	589
3.670% due 11/15/2030 - 12/15/2031 (b)(e)	454	456
3.674% due 11/01/2027 (b)	314	321
3.675% due 07/01/2027 (b)	354	365
3.700% due 03/15/2024 - 09/15/2026 (b)(e)	981	986
3.720% due 02/15/2028 - 03/15/2032 (b)(e)	435	439
3.737% due 09/01/2028 (b)	139	142
3.746% due 06/01/2022 (b)	74	75
3.750% due 05/15/2023 (b)	6	6
3.770% due 03/15/2032 (b)	19	19
3.777% due 02/01/2029 (b)	913	939
3.780% due 11/01/2029 (b)	4,858	5,015
3.793% due 08/01/2027 (b)	71	73
3.797% due 08/15/2032 (b)	2,924	2,928
3.801% due 12/01/2029 (b)	1,445	1,490
3.817% due 08/01/2018 (b)	139	139
3.853% due 09/01/2024 (b)	64	66
3.875% due 07/01/2018 - 07/01/2019 (b)(e)	142	144
3.876% due 07/01/2019 (b)	18	18
3.883% due 08/01/2030 (b)	66	68
3.900% due 07/01/2028 (b)	2,359	2,427
3.911% due 11/01/2027 - 08/01/2029 (b)(e)	1,046	1,079
3.923% due 11/01/2027 (b)	80	83
3.960% due 04/01/2025 (b)	44	45
3.985% due 02/01/2031 (b)	49	50
3.997% due 06/01/2024 (b)	92	94
4.000% due 12/15/2012	627	627
4.000% due 04/01/2019 (b)	26	26
4.074% due 09/01/2026 (b)	686	702
4.125% due 02/01/2017 - 10/01/2024 (b)(e)	356	365
4.132% due 10/01/2018 (b)	34	35
4.170% due 04/15/2031 (b)	19,505	19,784
4.207% due 01/01/2029 (b)	52	54
4.234% due 10/01/2023 (b)	193	197
4.243% due 07/01/2019 (b)	326	329
4.245% due 08/01/2031 (b)	148	151
4.247% due 11/01/2028 (b)	87	90
4.295% due 01/01/2028 (b)	292	300
4.328% due 02/01/2027 (b)	686	707
4.374% due 03/01/2033 (b)	392	395
4.420% due 07/15/2027 (b)	5,513	5,521
4.423% due 12/01/2026 (b)	66	67
4.450% due 05/01/2019 (b)	19	20
4.500% due 04/01/2020	80	80
4.674% due 05/01/2032 (b)	234	238
4.695% due 04/01/2030 (b)	28	29
4.785% due 05/01/2025 (b)	125	128
4.830% due 05/01/2032 (b)	5,040	5,131
4.841% due 07/01/2029 (b)	403	413
4.971% due 09/01/2027 (b)	152	155
5.000% due 06/15/2013 - 08/11/2035 (e)	456,656	457,253
5.131% due 06/01/2022 (b)	14	14
5.333% due 04/01/2031 (b)	21	22
5.500% due 02/15/2016 - 07/14/2035 (e)	506,228	513,384
5.643% due 11/01/2031 (b)	33	34
5.770% due 03/01/2032 (b)	417	420
5.891% due 08/01/2031 (b)	17	18
5.948% due 03/01/2029 (b)	284	290
5.971% due 05/01/2032 (b)	3,906	4,038
6.000% due 09/01/2006 - 08/11/2035 (e)	41,991	43,152
6.066% due 09/01/2027 (b)	82	84
6.137% due 05/01/2032 (b)	730	755
6.250% due 12/15/2028	2,712	2,830
6.500% due 10/15/2013 - 07/15/2031 (e)	22,143	22,761
7.000% due 09/01/2006 - 12/01/2032 (e)	3,975	3,941
7.106% due 10/01/2027 (b)	88	90
7.450% due 03/25/2022	86	87
7.500% due 01/01/2008 - 06/01/2031 (e)	4,639	4,769
7.645% due 05/01/2025	1,383	1,593
7.829% due 07/01/2030 (b)	6	7
8.000% due 05/01/2008 - 09/01/2030 (e)	270	290
8.250% due 06/01/2008 - 12/01/2008 (e)	46	47
8.500% due 06/01/2006 - 08/01/2027 (e)	795	823
9.000% due 12/15/2020 - 02/15/2021 (e)	961	961
9.050% due 06/15/2019	170	170
9.500% due 12/15/2020 - 06/01/2021 (e)	647	654
10.250% due 05/01/2009	0	1
10.750% due 09/01/2009 - 05/01/2010 (e)	2	3
Government National Mortgage Association
3.000% due 10/20/2028 - 11/20/2028 (b)(e)	441	445
3.375% due 04/20/2017 - 02/20/2031 (b)(e)	49,147	49,893
3.436% due 02/16/2032 (b)	512	512
3.500% due 08/20/2027 - 11/20/2030 (b)(e)	3,641	3,683
3.536% due 01/16/2031 (b)	83	84
3.610% due 06/20/2032 (b)	1,088	1,094
3.636% due 06/16/2031 (b)	1,308	1,317
3.686% due 10/16/2030 (b)	184	185
3.736% due 02/16/2030 (b)	1,699	1,715
3.750% due 08/20/2017 - 02/20/2032 (b)(e)	6,227	6,323
3.786% due 12/16/2025 (b)	1,547	1,563
3.836% due 02/16/2030 (b)	215	217
3.875% due 04/20/2019 (b)	57	59
3.886% due 02/16/2030 (b)	216	218
4.000% due 12/20/2029 (b)	1,001	1,015
4.125% due 10/20/2018 - 01/20/2030 (b)(e)	14,434	14,686
4.210% due 03/20/2031 (b)	11,660	11,813
4.250% due 01/20/2028 - 03/20/2030 (b)(e)	2,548	2,587
4.260% due 02/20/2031 (b)	6,739	6,836
4.375% due 03/20/2021 - 03/20/2028 (b)(e)	7,797	7,928
4.625% due 10/20/2025 - 12/20/2027 (b)(e)	466	475
5.000% due 04/20/2030 (b)	91	92
5.125% due 11/20/2020 (b)	9	9
5.500% due 11/15/2028 - 07/21/2035 (e)	414,010	422,917
6.000% due 12/15/2008 - 12/15/2033 (e)	77,205	79,773
6.250% due 03/16/2029	5,000	5,250
6.500% due 05/15/2009 - 06/01/2032 (e)	7,578	7,960
6.892% due 03/16/2041 (b)	4,257	5,269
7.000% due 09/15/2012 - 02/16/2029 (e)	3,290	3,456
7.270% due 12/15/2040	1,762	1,935
7.500% due 12/15/2022 - 11/15/2031 (e)	5,101	5,401
7.750% due 10/15/2025	22	24
8.000% due 09/15/2005 - 09/20/2031 (e)	6,841	7,575
8.500% due 06/15/2017 - 03/20/2031 (e)	2,286	2,489
9.000% due 09/15/2006 - 08/20/2030 (e)	343	378
9.500% due 12/15/2021	104	116
Small Business Administration
6.344% due 08/01/2011	1,249	1,317
6.640% due 02/10/2011	1,897	2,011
7.190% due 12/01/2019	584	636
7.220% due 11/01/2020	1,874	2,059
7.449% due 08/01/2010	1,800	1,938
8.017% due 02/10/2010	184	199

Total U.S. Government Agencies (Cost $12,691,157)		12,767,916

MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (b)	20,643	20,541
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	929	1,004
Asset Securitization Corp.
6.920% due 02/14/2029	1,278	1,295
Banc of America Large Loan
3.420% due 11/15/2015 (b)	5,317	5,321
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	600	619
5.399% due 05/20/2032 (b)	2,154	2,201
6.513% due 07/25/2032 (b)	211	213
5.579% due 10/20/2032 (b)	2,030	2,043
5.000% due 02/25/2033	42	42
4.250% due 04/25/2034	524	524
Bear Stearns Adjustable Rate Mortgage Trust
4.005% due 11/25/2030 (b)	55	55
5.272% due 10/25/2032 (b)	1,516	1,515
5.348% due 02/25/2033 (b)	202	204
Bear Stearns Alt-A Trust
3.814% due 01/25/2033 (b)	3,281	3,253
Bear Stearns Commercial Mortgage Securities, Inc.
3.436% due 05/14/2016 (b)	398	399
5.060% due 11/15/2016	173	176
7.000% due 05/20/2030	2,058	2,404
4.066% due 06/25/2030 (b)	314	322
5.910% due 02/14/2031	114	117
Capstead Securities Corp.
3.674% due 02/25/2025 (b)	6,035	6,037
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (b)	69	69
6.500% due 02/25/2024	1,314	1,329
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (a)	9	9
Commercial Mortgage Pass-Through Certificates
3.440% due 09/15/2014 (b)	3,800	3,794
3.390% due 07/15/2015 (b)	3,181	3,185
3.420% due 07/15/2015 (b)	5,500	5,508
3.450% due 11/15/2015 (b)	8,026	8,031
3.400% due 03/15/2020 (b)	19,300	19,308
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	1,100	1,094
3.714% due 02/25/2033 (b)	1,484	1,486
5.000% due 06/25/2033	8,225	8,244
3.504% due 07/25/2034 (b)	3,630	3,634
3.524% due 05/25/2035 (b)	10,613	10,474
3.564% due 05/25/2035 (b)	2,865	2,833
Countrywide Home Loan Mortgage Pass-Through Trust
3.924% due 08/25/2033 (b)	697	701
3.594% due 08/25/2034 (b)	1,438	1,438
3.644% due 02/25/2035 (b)	6,732	6,745
3.624% due 03/25/2035 (b)	31,227	31,211
3.634% due 03/25/2035 (b)	88,764	88,807
3.604% due 04/25/2035 (b)	5,126	5,126
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (b)	56	57
4.250% due 05/25/2033	3,360	3,352
3.120% due 04/25/2034 (b)	1,321	1,319
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	3,000	3,055
9.000% due 04/25/2031	131	131
6.074% due 04/25/2032 (b)	37	37
3.704% due 05/25/2032 (b)	1,305	1,304
6.246% due 06/25/2032 (b)	120	120
3.400% due 08/25/2033 (b)	1,095	1,101
7.290% due 09/15/2041	65	71
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,791	1,875
7.340% due 10/10/2032	5,750	6,418
DLJ Mortgage Acceptance Corp.
4.448% due 11/25/2023 (b)	60	60
5.175% due 05/25/2024 (b)	26	26
6.206% due 10/25/2024 (b)	107	107
Fairfax Funding Trust
6.483% due 04/02/2013	250	264
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	614
8.970% due 02/18/2020	4,000	402
Fifth Third Mortgage Loan Trust
5.323% due 11/19/2032 (b)	929	924
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	16	16
4.177% due 09/25/2033 (b)	527	528
First Nationwide Trust
6.750% due 08/21/2031	2,095	2,111
3.914% due 09/25/2031 (b)	13	13
First Republic Mortgage Loan Trust
3.438% due 11/15/2031 (b)	4,088	4,363
3.570% due 11/15/2031 (b)	22,669	22,819
3.520% due 08/15/2032 (b)	60,829	60,864
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	5,557	5,737
6.420% due 05/15/2035	730	772
Government Lease Trust
6.390% due 05/18/2007	4,116	4,217
Greenpoint Mortgage Funding Trust
3.534% due 05/25/2045 (b)	10,344	10,336
3.544% due 06/25/2045 (b)	30,984	31,081
GS Mortgage Securities Corp.
6.044% due 08/15/2018	10,801	11,404
GSRPM Mortgage Loan Trust
3.714% due 11/25/2031 (b)	12,410	12,441
Harborview Mortgage Loan Trust
3.480% due 05/19/2035 (b)	24,840	24,736
Homeside Mortgage Securities Trust
3.335% due 01/20/2027 (b)	59	58
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031 (b)	3,361	3,359
6.500% due 04/25/2032 (b)	670	684
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (b)	85	85
Indymac Index Mortgage Loan Trust
3.074% due 03/25/2035 (b)	17,543	17,538
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	128	30
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	150	157
LB Mortgage Trust
8.407% due 01/20/2017 (b)	5,679	6,222
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	217	220
6.133% due 12/15/2030	470	514
MASTR Asset Securitization Trust
5.500% due 09/25/2033	8,921	8,971
Mellon Residential Funding Corp.
3.660% due 12/15/2030 (b)	7,636	7,651
4.100% due 11/15/2031 (b)	802	813
Merrill Lynch Mortgage Investors, Inc.
6.484% due 06/15/2021 (b)	482	483
0.704% due 04/25/2028 (b)(c)	8,119	84
3.761% due 01/25/2029 (b)	4,000	4,005
Merrill Lynch Mortgage Trust
86.600% due 09/20/2020 (c)	0	1
1.916% due 07/12/2034 (b)(c)	81,313	3,934
Morgan Stanley Capital I
6.840% due 05/03/2006	16,000	16,331
2.950% due 04/15/2016 (b)	1,124	1,125
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	10,463	10,775
4.570% due 12/18/2032	192	192
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,517	4,757
Nationslink Funding Corp.
3.540% due 11/10/2030 (b)	970	974
6.654% due 11/10/2030	17,133	17,384
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	630	660
Ocwen Residential MBS Corp.
6.842% due 06/25/2039 (b)	1,244	981
People’s Choice Home Loan Securities Trust
3.424% due 09/25/2024 (b)	3,060	3,062
PNC Mortgage Securities Corp.
7.520% due 07/15/2008	308	323
Prime Mortgage Trust
5.000% due 02/25/2034	69	69
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019	3	3
SACO I, Inc.
3.000% due 02/25/2028 (b)	8,500	8,497
Salomon Brothers Mortgage Securities VII, Inc.
4.084% due 11/25/2022 (b)	29	27
Sequoia Mortgage Trust
3.610% due 10/19/2026 (b)	588	589
3.640% due 10/20/2027 (b)	20,144	20,185
3.600% due 06/20/2032 (b)	972	971
3.560% due 08/20/2032 (b)	2,120	2,120
3.610% due 07/20/2033 (b)	9,977	9,929
SLH Mortgage Trust
9.600% due 03/25/2021	22	22
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,085
Structured Adjustable Rate Mortgage Loan Trust
3.804% due 06/25/2034 (b)	5,000	5,025
3.430% due 03/25/2035 (b)	4,184	4,188
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022 (b)	3,662	3,654
6.686% due 02/25/2030 (b)	232	232
6.750% due 05/02/2030	446	445
3.590% due 09/19/2032 (b)	36,645	36,487
3.610% due 03/19/2033 (b)	12,931	12,947
3.544% due 06/19/2035 (b)	9,937	9,958
Structured Asset Securities Corp.
7.500% due 07/25/2016	36	36
3.794% due 03/25/2031 (b)	292	295
6.250% due 01/25/2032 (b)	2,721	2,784
6.127% due 02/25/2032 (b)	12	12
3.814% due 07/25/2032 (b)	436	437
6.150% due 07/25/2032 (b)	34	34
3.964% due 08/25/2032 (b)	1,057	1,055
6.375% due 08/25/2032 (b)	1,665	1,709
3.604% due 01/25/2033 (b)	17	17
4.364% due 01/25/2033 (b)	7,000	7,012
4.510% due 01/25/2034 (b)	15,668	15,747
3.210% due 03/25/2035 (b)	15,046	15,057
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	69	71
Vendee Mortgage Trust
6.500% due 03/15/2029	3,850	3,966
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (b)	6,811	6,808
4.397% due 11/25/2030 (b)	3,483	3,495
5.460% due 08/25/2032 (b)	1,503	1,501
5.131% due 10/25/2032 (b)	113	114
6.500% due 10/25/2032	11,197	11,367
3.625% due 07/25/2034 (b)	3,525	3,546
3.387% due 12/25/2040 (b)	1,721	1,718
3.904% due 06/25/2042 (b)	6,401	6,469
3.746% due 08/25/2042 (b)	14,730	14,809
3.435% due 12/25/2044 (b)	33,086	33,112
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 01/25/2035 (b)	13,905	13,791

Total Mortgage-Backed Securities (Cost $839,704)		836,757

ASSET-BACKED SECURITIES 13.9%
AAA Trust
3.190% due 11/26/2035 (b)	75,037	75,166
Aames Mortgage Investment Trust
3.394% due 08/25/2035 (b)	5,914	5,919
ABFS Mortgage Loan Trust
4.000% due 09/15/2005 (c)	14,500	96
6.285% due 06/15/2033 (b)	2,000	2,044
Accredited Mortgage Loan Trust
3.414% due 04/25/2035 (b)	2,290	2,292
ACE Securities Corp.
4.014% due 08/25/2030 (b)	168	168
3.404% due 06/25/2035 (b)	19,476	19,489
Advanta Mortgage Loan Trust
3.689% due 11/25/2029 (b)	161	161
Advanta Revolving Home Equity Loan Trust
3.564% due 02/25/2025 (b)	142	142
Aegis Asset-Backed Securities Trust
3.714% due 05/25/2033 (b)	10,259	10,315
AFC Home Equity Loan Trust
3.724% due 06/24/2029 (b)	1,438	1,446
3.864% due 09/25/2029 (b)	90	90
Alliance Laundry Equipment Receivables Trust
3.620% due 05/15/2009 (b)	1,272	1,272
American Express Credit Account Master Trust
3.360% due 04/15/2008 (b)	3,800	3,803
Ameriquest Mortgage Securities, Inc.
3.584% due 08/25/2032 (b)	48	48
3.724% due 03/25/2033 (b)	2,734	2,738
3.564% due 09/25/2034 (b)	968	969
3.454% due 01/25/2035 (b)	4,902	4,906
3.414% due 04/25/2035 (b)	1,618	1,617
3.404% due 05/25/2035 (b)	907	908
3.454% due 07/25/2035 (b)	10,000	10,028
Amortizing Residential Collateral Trust
3.574% due 09/25/2030 (b)	106	106
3.664% due 10/25/2031 (b)	1,423	1,427
3.584% due 06/25/2032 (b)	193	193
3.604% due 07/25/2032 (b)	736	727
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.869% due 06/25/2027 (b)	2,208	2,209
3.809% due 06/25/2028 (b)	448	448
3.944% due 09/25/2028 (b)	2,658	2,660
4.254% due 06/25/2029 (b)	954	955
Asset-Backed Funding Certificates
3.994% due 07/25/2033 (b)	2,000	2,028
Asset-Backed Securities Corp. Home Equity Loan Trust
3.480% due 06/15/2031 (b)	332	335
3.920% due 08/15/2032 (b)	4,413	4,425
Bank One Heloc Trust
3.520% due 04/20/2020 (b)	752	754
Bayview Financial Acquisition Trust
3.670% due 04/28/2045 (b)	27,879	27,947
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (c)	17,000	69
3.489% due 06/25/2031 (b)	14,104	14,113
3.914% due 10/25/2032 (b)	1,058	1,065
3.964% due 02/25/2034 (b)	2,500	2,515
3.140% due 10/25/2034 (b)	5,299	5,309
3.414% due 03/25/2035 (b)	3,954	3,957
4.064% due 11/25/2042 (b)	4,411	4,462
3.484% due 12/25/2042 (b)	3,234	3,233
3.514% due 06/15/2043 (b)	1,018	1,019
Block Mortgage Finance, Inc.
3.754% due 12/25/2028 (b)	53	53
Carrington Mortgage Loan Trust
3.404% due 05/25/2035 (b)	3,861	3,859
CDC Mortgage Capital Trust
4.014% due 08/25/2032 (b)	4,029	4,038
5.250% due 08/25/2032 (c)	6,805	5
3.684% due 08/25/2033 (b)	10	10
3.664% due 10/25/2033 (b)	2,577	2,580
Centex Home Equity
3.464% due 04/25/2020 (b)	2,406	2,406
3.464% due 07/25/2028 (b)	3,553	3,555
3.614% due 01/25/2032 (b)	336	336
4.164% due 01/25/2032 (b)	5,046	5,071
3.594% due 06/25/2033 (b)	5,170	5,175
3.594% due 01/25/2034 (b)	1,802	1,803
3.384% due 03/25/2035 (b)	50,147	50,185
Charming Shoppes Master Trust
3.550% due 05/15/2014 (b)	6,000	5,986
Chase Credit Card Master Trust
3.280% due 01/15/2008 (b)	5,750	5,754
3.610% due 06/15/2009 (b)	2,000	2,010
Chase Funding Loan Acquisition Trust
3.644% due 01/25/2033 (b)	2,053	2,058
Chase Funding Mortgage Loan Asset-Backed Certificates
3.634% due 08/25/2032 (b)	3,119	3,124
3.644% due 11/25/2032 (b)	6,622	6,652
CIT Group Home Equity Loan Trust
3.964% due 12/25/2031 (b)	1,900	1,909
3.140% due 03/25/2033 (b)	1,644	1,649
3.584% due 06/25/2033 (b)	5,469	5,484
Citifinancial Mortgage Securities, Inc.
3.624% due 05/25/2033 (b)	986	988
Citigroup Mortgage Loan Trust, Inc.
3.404% due 02/25/2014 (b)	12,575	12,586
Community Program Loan Trust
4.500% due 10/01/2018	1,381	1,380
Conseco Finance Corp.
3.590% due 12/15/2029 (b)	124	124
3.970% due 03/15/2030 (b)	7,217	7,228
3.920% due 07/15/2031 (b)	9,553	9,578
4.720% due 08/15/2033 (b)	2,050	2,094
7.500% due 08/15/2033 (c)	4,478	83
Conseco Finance Securitizations Corp.
8.200% due 02/01/2032	40,000	34,546
8.400% due 02/01/2032	7,000	1,139
7.970% due 05/01/2032	15,700	13,034
Countrywide Asset-Backed Certificates
3.200% due 08/25/2023 (b)	111	111
3.464% due 01/25/2024 (b)	1,059	1,060
3.574% due 05/25/2032 (b)	2,149	2,151
3.764% due 06/25/2033 (b)	2,669	2,674
3.654% due 03/25/2034 (b)	594	595
3.000% due 12/25/2034 (b)	2,152	2,154
3.370% due 06/25/2035 (b)	7,800	7,801
3.440% due 06/25/2035 (b)	27,800	27,812
3.380% due 10/25/2035 (b)	14,000	14,013
Credit-Based Asset Servicing & Securitization LLC
3.654% due 08/25/2029 (b)	1,046	1,047
3.944% due 06/25/2032 (b)	2,166	2,179
3.654% due 12/15/2039 (b)	6,087	6,095
CS First Boston Mortgage Securities Corp.
4.064% due 04/25/2032 (b)	15,600	15,620
3.664% due 04/25/2034 (b)	16,354	16,364
3.530% due 05/25/2044 (b)	12,317	12,295
Daimler Chrysler Auto Trust
4.490% due 10/06/2008	145	145
Delta Funding Home Equity Loan Trust
3.630% due 09/15/2029 (b)	53	53
Denver Arena Trust
6.940% due 11/15/2019	11,810	12,074
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (b)	9,100	3
3.700% due 08/15/2025 (b)	2,125	1,320
EMC Mortgage Loan Trust
3.684% due 05/25/2040 (b)	2,503	2,513
EQCC Home Equity Loan Trust
3.380% due 10/15/2027 (b)	100	101
Equifirst Mortgage Loan Trust
3.414% due 01/25/2034 (b)	1,011	1,011
3.554% due 02/25/2034 (b)	3,118	3,124
Equity One ABS, Inc.
7.600% due 02/25/2032	3,853	3,905
3.424% due 07/25/2034 (b)	509	509
Fieldstone Mortgage Investment Corp.
3.604% due 01/25/2035 (b)	7,140	7,158
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.414% due 06/25/2034 (b)	3,166	3,166
3.694% due 10/25/2034 (b)	50,926	51,160
First Franklin Mtg Loan Asset-Backed Certificates
3.394% due 04/25/2034 (b)	3,687	3,689
First International Bank
3.800% due 04/15/2026 (b)	780	442
3.770% due 03/15/2027 (b)	9,396	6,496
First North American National Bank
3.540% due 07/17/2011 (b)	15,000	15,050
First Plus Home Loan Trust
7.670% due 05/10/2024 (b)	6,716	6,715
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	30,045	29,984
4.095% due 05/15/2008 (b)	30,500	30,505
FNF Funding X LLC
6.530% due 07/20/2007	190	184
Ford Credit Auto Owner Trust
5.180% due 10/16/2006	5,000	5,018
Fremont Home Loan Trust
3.544% due 11/25/2034 (b)	15,967	15,988
3.474% due 03/25/2035 (b)	7,427	7,433
3.404% due 04/25/2035 (b)	2,331	2,333
3.414% due 06/25/2035 (b)	861	861
GMAC Mortgage Corp. Loan Trust
3.650% due 11/18/2025 (b)	606	607
3.554% due 01/25/2029 (b)	5,259	5,269
8.450% due 03/25/2030 (b)	263	264
Green Tree Financial Corp.
6.240% due 11/01/2016	6,558	6,726
8.000% due 07/15/2018	2,667	2,672
9.100% due 04/15/2020	3,278	3,669
7.400% due 06/15/2027	5,832	6,227
8.050% due 10/15/2027	868	936
7.550% due 01/15/2029	564	619
7.060% due 02/01/2031	7,000	6,227
GRMT II LLC
3.510% due 06/20/2032 (b)	136	136
3.850% due 06/20/2032 (b)	2,661	2,689
7.930% due 06/20/2032 (b)	4,264	4,362
GSAMP Trust
3.504% due 08/25/2033 (b)	41	41
3.494% due 10/25/2034 (b)	112	112
GSRPM Mortgage Loan Trust
3.694% due 09/25/2042 (b)	8,937	8,985
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (b)	6,769	6,795
Home Equity Asset Trust
3.674% due 08/25/2033 (b)	1,884	1,892
3.404% due 08/25/2035 (b)	16,494	16,505
Home Equity Mortgage Trust
5.664% due 11/25/2032 (b)	835	836
3.464% due 12/25/2034 (b)	1,744	1,746
3.434% due 07/25/2035 (b)	16,813	16,824
Household Mortgage Loan Trust
3.560% due 05/20/2032 (b)	10,262	10,285
3.910% due 05/20/2032 (b)	5,428	5,438
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	1,536	1,558
Impac CMB Trust
3.694% due 03/25/2033 (b)	14,954	14,978
3.624% due 01/25/2034 (b)	10,217	10,233
Irwin Home Equity Loan Trust
3.684% due 02/25/2012 (b)	1,224	1,226
3.689% due 06/25/2021 (b)	123	124
3.834% due 06/25/2028 (b)	3,062	3,078
4.214% due 02/25/2029 (b)	2,603	2,646
Irwin Low Balance Home Equity Loan Trust
4.214% due 06/25/2021 (b)	1,052	1,057
IXIS Real Estate Capital Trust
2.960% due 06/25/2035 (b)	37,225	37,225
3.394% due 09/25/2035 (b)	9,349	9,351
KeyCorp. Student Loan Trust
3.797% due 08/27/2025 (b)	1,560	1,569
Long Beach Mortgage Loan Trust
4.264% due 03/25/2032 (b)	12,278	12,421
3.634% due 06/25/2033 (b)	1,250	1,252
3.634% due 07/25/2033 (b)	5,127	5,137
3.614% due 02/25/2034 (b)	337	337
2.597% due 10/25/2034 (b)	13,662	13,674
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (b)	24,003	24,356
Merrill Lynch Mortgage Investors, Inc.
3.600% due 03/15/2025 (b)	935	940
3.654% due 02/25/2034 (b)	776	777
3.403% due 12/25/2035 (b)	7,900	7,902
Mesa Trust Asset-Backed Certificates
3.714% due 12/25/2031 (b)	3,963	3,973
4.410% due 05/15/2033 (b)	5,430	5,152
Metropolitan Asset Funding, Inc.
3.774% due 04/25/2029 (b)	17	17
Mid-State Trust
8.330% due 04/01/2030	20,029	21,708
7.340% due 07/01/2035	1,479	1,583
7.400% due 07/01/2035	63	68
7.790% due 07/01/2035	85	90
6.340% due 10/15/2036	2,436	2,581
7.791% due 03/15/2038	3,356	3,739
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.654% due 08/25/2033 (b)	4,080	4,088
3.464% due 11/25/2034 (b)	13,859	13,869
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (b)	16	16
Morgan Stanley Home Equity Loans
3.434% due 01/25/2035 (b)	14,719	14,728
Nelnet Education Loan Funding, Inc.
3.294% due 11/25/2009 (b)	17,420	17,427
New Century Home Equity Loan Trust
3.550% due 06/20/2031 (b)	341	342
3.610% due 09/20/2031 (b)	1,879	1,883
3.390% due 07/25/2035 (b)	9,200	9,196
Nextcard Credit Card Master Note Trust
4.870% due 12/15/2006 (b)	5,234	3,824
Novastar Home Equity Loan
3.589% due 04/25/2028 (b)	631	632
3.574% due 09/25/2031 (b)	915	916
NPF XII, Inc.
2.232% due 10/01/2003 (d)	49,000	3,848
2.532% due 10/01/2003 (d)	1,700	0
2.200% due 12/01/2003 (d)	13,800	1,084
2.270% due 03/01/2004 (b)(d)	4,000	0
2.285% due 11/01/2004 (b)(d)	6,000	0
2.462% due 11/01/2024 (d)	3,000	236
Oakwood Mortgage Investors, Inc.
3.595% due 03/15/2018 (b)	2,165	1,820
7.500% due 01/15/2021	3,844	3,979
Ocwen Mortgage Loan Asset-Backed Certificates
3.934% due 10/25/2029 (b)	52	52
Option One Mortgage Loan Trust
4.074% due 12/26/2029 (b)	85	85
3.614% due 01/25/2032 (b)	1,410	1,411
3.884% due 10/12/2032 (b)	27,625	27,822
3.564% due 10/25/2032 (b)	262	262
Origen Manufactured Housing
2.020% due 10/15/2013	5,059	5,025
7.650% due 03/15/2032 (b)	13,200	14,318
Preferred Credit Corp.
7.590% due 07/25/2026	998	996
Quest Trust
3.964% due 09/24/2034 (b)	5,781	5,799
3.754% due 09/25/2034 (b)	8,672	8,686
3.494% due 03/25/2035 (b)	313	313
Renaissance Home Equity Loan Trust
3.000% due 11/25/2005 (c)	7,265	54
4.114% due 08/25/2032 (b)	3,000	3,014
3.754% due 08/25/2033 (b)	1,983	1,993
3.814% due 12/25/2033 (b)	12,113	12,185
3.444% due 05/25/2035 (b)	7,573	7,452
Residential Asset Mortgage Products, Inc.
3.474% due 09/25/2013 (b)	6,717	6,723
3.484% due 08/25/2022 (b)	3,238	3,241
3.404% due 12/25/2023 (b)	3,618	3,620
8.000% due 03/25/2030 (b)	163	163
8.360% due 06/25/2030 (b)	5,322	5,311
8.000% due 09/25/2030 (b)	8,113	8,182
3.564% due 01/25/2033 (b)	12,000	12,017
3.654% due 11/25/2033 (b)	4,658	4,661
3.424% due 01/25/2035 (b)	1,804	1,806
1.394% due 11/25/2042 (b)	13,079	13,112
Residential Asset Securities Corp.
3.434% due 08/25/2013 (b)	12,194	12,201
3.464% due 09/25/2013 (b)	6,077	6,081
3.484% due 10/25/2013 (b)	1,852	1,853
3.434% due 06/25/2025 (b)	257	257
3.864% due 09/25/2031 (b)	17,563	17,625
3.434% due 01/25/2032 (b)	2,810	2,812
3.614% due 06/25/2032 (b)	169	170
3.564% due 07/25/2032 (b)	11,547	11,577
3.604% due 06/25/2033 (b)	1,574	1,577
3.554% due 03/25/2034 (b)	890	892
Residential Funding Mortgage Securities II, Inc.
11.000% due 09/25/2005 (b)(c)	3,000	35
7.850% due 12/25/2024 (b)	3,268	3,262
8.350% due 03/25/2025 (b)	665	671
Residential Mortgage Loan Trust
4.814% due 09/25/2029 (b)	819	820
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	1,201	1,227
3.964% due 10/25/2028 (b)	1,544	1,546
4.720% due 11/15/2029 (b)	14,600	14,621
4.214% due 01/25/2032 (b)	1,438	1,440
Saxon Asset Securities Trust
3.564% due 03/25/2032 (b)	2,393	2,398
3.654% due 12/26/2034 (b)	13,028	13,087
3.474% due 08/25/2035 (b)	8,946	8,954
Sears Credit Account Master Trust
6.450% due 11/17/2009	500	502
3.750% due 10/18/2011 (b)	30,500	30,680
SLM Student Loan Trust
3.151% due 07/25/2006 (b)	7,296	7,299
3.460% due 03/15/2013 (b)	752	753
3.711% due 07/25/2016 (b)	17,907	18,037
SMS Student Loan Trust
3.747% due 10/27/2025 (b)	814	815
Soundview Home Equity Loan Trust
3.624% due 05/25/2030 (b)	2,042	2,045
Specialty Underwriting & Residential Finance
3.654% due 01/25/2034 (b)	3,341	3,344
Structured Asset Investment Loan Trust
3.564% due 07/25/2033 (b)	774	775
3.514% due 10/25/2033 (b)	15	15
Structured Asset Securities Corp.
3.250% due 05/25/2034 (b)	12,781	12,843
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	220	222
Terwin Mortgage Trust
3.504% due 10/25/2034 (b)	160	160
1.000% due 06/25/2036	7,503	7,505
Triton Aviation Finance
4.239% due 06/15/2025 (b)	4,500	5
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,634
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	198	213

Total Asset-Backed Securities (Cost $1,548,632)		1,457,825

SHORT-TERM INSTRUMENTS 9.7%
Certificates of Deposit 1.4%
Unicredito Italiano SpA
3.150% due 08/05/2005	151,700	151,702

Commercial Paper 1.4%
Fannie Mae
2.967% due 07/01/2005	106,200	106,200
UBS Finance Delaware LLC
3.230% due 09/19/2005	1,300	1,290
3.365% due 10/14/2005	37,700	37,321

		144,811

Repurchase Agreements 6.8%
Credit Suisse First Boston
2.700% due 07/01/2005	17,000	17,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $17,438. Repurchase proceeds are $17,001.)
State Street Bank
2.650% due 07/01/2005	6,742	6,742
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $6,872; and Freddie Mac 2.125% due 11/15/2005 valued at $5. Repurchase proceeds are $6,742)
UBS Warburg LLC
2.650% due 07/01/2005	700,000	700,000

(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $17,438 and U.S. Treasury Strips 0.000% due 08/15/2015-08/15/2020 valued at $714,689. Repurchase proceeds are $700,052.)

		723,742

U.S. Treasury Bills 0.1%
2.936% due 09/01/2005-09/15/2005 (e)(g)(h)	11,225	11,149

Total Short-Term Instruments (Cost $1,031,424)		1,031,404

Total Investments (f) (Cost $16,114,287)	151.4%	$16,098,232
Written Options (i) (Premiums $3,208)	(0.0%)	(562)

Other Assets and Liabilities (Net)	(51.4%)	(5,463,450)

Net Assets	100.0%	$10,634,220

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Variable rate security.

(c) Interest only security.

(d) Security is in default.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) As of June 30, 2005, portfolio securities with an aggregate market value of $390,477 were valued with reference to securities whose prices are more readily obtainable.

(g) Securities with an aggregate market value of $7,703 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(h) Securities with an aggregate market value of $1,218 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	2,671	$(1,752)
U.S. Treasury 10-Year Note Short Futures	09/2005	15	(24)

			$(1,776)

(i) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$111,000	$1,865	$562
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	111,000	1,343	0

						$3,208	$562

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Swap agreements outstanding at June 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 3-month USD-LIBOR plus 1.800% due 04/23/2039	Sell	1.700%	04/23/2039	$4,000	$0
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Sell	1.700%	03/08/2040	1,000	0

						$0

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$75,800	$243
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	108,700	(5)
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	76,700	424
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	0.000%	10/01/2011	39,000	(1,790)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	8,800	(57)

						$(1,185)

(k) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	07/19/2020	$1,165,500	$1,178,612	$1,176,130
Fannie Mae	6.000	07/14/2035	60,000	61,519	61,575
Fannie Mae	5.000	08/11/2035	794,100	792,611	792,343
Freddie Mac	4.500	07/19/2020	200	199	198
Government National Mortgage Association	6.000	07/21/2035	67,500	69,630	69,524

				$2,102,571	$2,099,770

See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.2%
Alaska 0.5%
Northern Tobacco Securitization Corp., Alaska Tobacco Settlement Revenue Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,581

Arizona 0.8%
Scottsdale, Arizona Preservation Authority Excise Tax Revenue Refunding Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2011	2,620	2,877

Arkansas 0.9%
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 11/01/2011	410	440
5.000% due 11/01/2012	430	460
5.000% due 11/01/2013	450	481
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-C
5.000% due 11/01/2010	410	446
5.000% due 11/01/2011	430	462
5.000% due 11/01/2012	450	482
5.000% due 11/01/2013	475	508

		3,279

California 7.2%
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,271
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,930
California State Economic Recovery General Obligation Bonds, Series 2005
7.990% due 07/01/2013	4,000	4,998
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	3,500	3,818
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,582
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,041
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	976
Southern California Public Power Authority Transmission Project Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,866

		25,482

Colorado 0.8%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,347
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,326

		2,673

Connecticut 1.8%
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.520% due 01/15/2011 (a)	5,380	6,393

Florida 1.4%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002-B
0.000% due 10/01/2014	7,000	4,860

Georgia 0.3%
Georgia State General Obligation Bonds, Series 2002-B
5.000% due 05/01/2020	1,000	1,081

Idaho 0.3%
Idaho Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,042

Illinois 8.8%
Boone & Winnebago Counties, Illinois Community Unit School District No. 200 General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	877
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2020	1,190	1,220
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	706
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (b)	5,965	5,058
Chicago, Illinois Neighborhood Alive 21 Program General Obligation Bonds, (AMBAC Insured), Series 1993
5.000% due 01/01/2012	5,000	5,471
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	4,046
Illinois Educational Facilities Authority Revenue Bonds, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,056
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	844
Illinois State General Obligation Bonds, Series 2003 - A
5.000% due 10/01/2010	2,375	2,581
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,510	1,634
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,025
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,715

		31,233

Indiana 5.4%
Ball State University, Indiana University Revenue Bonds, (FSA Insured), Series 2004-L
5.500% due 07/01/2020	475	561
Fairfield School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	3,037
Indiana Bond Bank Revenue Bonds, (MBIA Insured), Series 2003-E
5.000% due 09/01/2025	2,000	2,110
Indiana Bond Bank Special Program Revenue Bonds (Whiting Sanitary District), (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,439
Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,557
Lawrence Township, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	800
5.000% due 01/15/2012	425	466
5.000% due 01/15/2013	450	496
Merrillville, Indiana Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,095
Southmont, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	490
5.250% due 01/15/2012	540	600
5.250% due 07/15/2012	475	531
Tri-Creek School Corp., Indiana School Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,837
5.000% due 07/15/2019	1,790	1,928
Wayne Township School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003-B
5.000% due 07/15/2012	1,100	1,213

		19,160

Iowa 0.2%
Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	538

Kansas 1.9%
Kansas State Department of Transportation, State Highway Revenue Refunding Bonds, Series 2003
7.460% due 09/01/2011 (a)	5,000	6,021
Sedgwick County, Kansas Unified School District No. 259 Wichita General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	829

		6,850

Louisiana 3.0%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,673
8.426% due 11/15/2031 (a)	7,410	8,013

		10,686

Maine 0.3%
Maine Turnpike Authority Revenue Bonds, Series 2000
5.750% due 07/01/2028	1,000	1,135

Massachusetts 10.4%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2003
8.470% due 11/01/2010 (a)	7,500	9,229
Commonwealth of Massachusetts General Obligation Bonds, (MBIA Insured), Series 2004
7.470% due 08/01/2011 (a)	10,000	11,936
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
7.470% due 03/01/2028 (a)	500	528
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A
5.250% due 07/01/2016	4,930	5,535
Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004-A
5.500% due 08/01/2030	500	603
Massachusetts State General Obligation Bonds, Series 2005
5.000% due 03/01/2025	5,000	5,376
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
7.470% due 06/01/2034	2,500	2,646
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	713
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	271

		36,837

Michigan 2.1%
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	200	212
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
7.460% due 10/15/2020 (a)	4,953	5,760
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,541

		7,513

Minnesota 1.7%
Minnesota State General Obligation Bonds, Series 2004
7.460% due 10/01/2009 (a)	5,175	6,035

Mississippi 0.8%
Mississippi Housing Finance Corp. Single Family Mortgage Purchase Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,764

Missouri 0.1%
Olive Boulevard Transportation Development District Missouri Special Assesment Bonds, Series 2005
4.500% due 10/01/2022	250	250

Nevada 0.6%
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,209

New Hampshire 0.6%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,231

New Jersey 6.3%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	2,480	2,528
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004-A
5.250% due 07/01/2034	2,000	2,143
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	4,285	4,894
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,602
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,386
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 06/15/2009	2,500	2,685

		22,238

New York 14.5%
New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.480% due 06/15/2031 (a)	5,000	5,661
New York State Development Corp. Correctional & Youth Facilities Service Contract Revenue Bonds, Series 2003
5.250% due 01/01/2021	5,000	5,337
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2004-A
5.250% due 08/15/2010	5,000	5,494
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
6.940% due 08/15/2022 (a)	750	801
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
8.480% due 07/01/2025 (a)	1,500	1,645
New York State Thruway Authority Local Highway & Bridge Service Contract Revenue Bonds, Series 2003-A
5.000% due 03/15/2010	2,250	2,429
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,985
New York, New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, (MBIA-IBC Insured), Series 2001-C
5.125% due 06/15/2033	4,090	4,348
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001
7.730% due 05/15/2029 (a)(c)	5,915	6,470
New York, New York General Obligation Bonds, Series 2005
5.000% due 06/01/2030	6,500	6,890
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.480% due 11/01/2024 (a)	1,000	1,196

		51,256

North Carolina 1.4%
North Carolina State General Obligation Bonds, Series 2001
7.680% due 09/01/2017 (a)	4,000	4,917

Ohio 0.4%
Columbus, Ohio School District, School Facilities Construction & Improvement General Obligation Bonds, Series 2003
5.000% due 12/01/2010	1,380	1,507

Pennsylvania 2.5%
Pennsylvania State General Obligation Bonds, Series 2001
7.495% due 12/01/2008 (a)	6,750	7,803
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
7.640% due 09/01/2021 (a)	1,000	1,091

		8,894

Puerto Rico 0.2%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	794

Rhode Island 0.8%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,884

South Carolina 1.9%
Charleston County, South Carolina Certificate of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,425
Lexington County, South Carolina Health Services District, Inc. Hospital Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,614
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2030	3,000	3,474

		6,513

Tennessee 4.0%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 12/01/2012	2,000	2,217
7.460% due 12/01/2010 (a)	5,150	6,100
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Refunding Bonds, (MBIA - IBC Insured), Series 2003
7.460% due 10/15/2010 (a)	5,000	5,902

		14,219

Texas 8.0%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.440% due 02/15/2024 (a)	750	802
Austin, Texas Utility System Revenue Bonds, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,111
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	107
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
6.960% due 02/15/2026 (a)	750	774
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991-C
0.000% due 12/01/2009	1,750	1,515
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	614
San Antonio, Texas Electric & Gas Revenue Refunding Bonds, Series 2003
7.960% due 02/01/2011 (a)	3,000	3,603
San Antonio, Texas General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,680
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	2,800	3,035
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
7.460% due 02/01/2030	3,535	3,982
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,538
Socorro, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/15/2027	3,540	3,768
5.000% due 08/15/2028	1,545	1,641

		28,170

Washington 3.6%
Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	3,845	4,162
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,067
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2012	6,080	4,565
Washington State General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 06/01/2016	1,310	1,331
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Bonds, (FGIC Insured), Series 1994-A
0.000% due 07/01/2009	1,850	1,614

		12,739

West Virginia 0.6%
Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,242

Wisconsin 3.1%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.125% due 06/01/2027	945	1,004
Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032	250	267
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,100	1,141
4.700% due 11/01/2012	40	40
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
9.935% due 05/01/2011 (a)	5,625	7,216
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,092

		10,760

Total Municipal Bonds & Notes (Cost $332,215)		343,842

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
7.250% due 01/15/2010	100	113

Total U.S. Government Agencies (Cost $114)		113

SHORT-TERM INSTRUMENTS 1.4%
Commercial Paper 0.3%
General Electric Capital Corp.
3.150% due 08/01/2005	900	898

Repurchase Agreement 1.0%
State Street Bank
2.650% due 07/01/2005	3,426	3,426
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $3,499. Repurchase proceeds are $3,426.)

U.S. Treasury Bill 0.1%
2.947% due 09/15/2005	540	536

Total Short-Term Instruments (Cost $4,860)		4,860

Total Investments (Cost $337,189)	98.6%	$348,815
Other Assets and Liabilities (Net)	1.4%	4,990

Net Assets	100.0%	$353,805

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security.

(b) Security becomes interest bearing at a future date.

(c) Restricted security as of June 30, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of June 30, 2005	Market Value as of June 30, 2005	Market Value as Percentage of Net Assets
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001	7.730	05/15/2029	08/28/2001	$5,991	$6,470	1.83%

See accompanying notes

Schedule of Investments

Real Return Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.1%
Banking & Finance 1.0%
General Motors Acceptance Corp.
4.145% due 05/18/2006 (a)		$400	$398
4.050% due 01/16/2007 (a)		6,300	6,165
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	249
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	788
Vita Capital Ltd.
4.450% due 01/01/2007 (a)		3,600	3,608

			11,208

Utilities 0.1%
British Telecom PLC
7.875% due 12/15/2005		250	255
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	688

			943

Total Corporate Bonds & Notes (Cost $12,244)			12,151

MUNICIPAL BONDS & NOTES 0.5%
Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,069
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		275	279
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,000	1,109
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		300	333
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	559
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	527
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,170	1,279

Total Municipal Bonds & Notes (Cost $4,580)			5,155

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
4.597% due 09/01/2018 (a)		124	127
Government National Mortgage Association
6.500% due 05/15/2026 - 06/15/2028 (c)		138	145

Total U.S. Government Agencies (Cost $268)			272

U.S. TREASURY OBLIGATIONS 97.5%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		20,753	21,418
3.625% due 01/15/2008		8,912	9,433
3.875% due 01/15/2009		90,261	98,240
4.250% due 01/15/2010		29,213	32,883
3.500% due 01/15/2011		35,548	39,409
3.375% due 01/15/2012		10,957	12,239
3.000% due 07/15/2012		120,727	132,639
1.875% due 07/15/2013		92,583	94,590
2.000% due 01/15/2014		29,482	30,377
2.000% due 07/15/2014		189,260	195,079
1.625% due 01/15/2015		10,597	10,561
2.375% due 01/15/2025		96,712	105,896
3.625% due 04/15/2028		129,889	174,564
3.875% due 04/15/2029		39,053	54,901
U.S. Treasury Bond
6.625% due 02/15/2027		2,500	3,319
U.S. Treasury Notes
4.875% due 02/15/2012		41,800	44,406
4.250% due 11/15/2013		35,700	36,583
4.125% due 05/15/2015		10,100	10,251

Total U.S. Treasury Obligations (Cost $1,091,144)			1,106,788

MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.314% due 11/25/2030 (a)		913	924
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		1,600	1,601

Total Mortgage-Backed Securities (Cost $2,514)			2,525

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities, Inc.
3.764% due 07/25/2033 (a)		566	567
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		600	600
Quest Trust
3.494% due 03/25/2035 (a)		851	851
Redwood Capital Ltd.
5.400% due 01/01/2006 (a)		4,900	4,895
Residential Asset Securities Corp.
3.614% due 01/25/2034 (a)		209	209
Wells Fargo Home Equity Trust
3.474% due 09/25/2034 (a)		275	275

Total Asset-Backed Securities (Cost $7,402)			7,397

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.7%
Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	1,346	1,369
Pylon Ltd.
3.616% due 12/18/2008 (a)	EC	3,200	4,082
Republic of France
5.750% due 10/25/2032		1,400	2,299

Total Foreign Currency-Denominated Issues (Cost $7,436)			7,750

	Shares
PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		35,700	1,989

Total Preferred Stock (Cost $1,785)			1,989

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 7.1%
Commercial Paper 2.4%
Rabobank USA Financial Corp.
3.160% due 08/08/2005		$22,700	22,624
Skandinaviska Enskilda Banken AB (SEB)
3.310% due 09/15/2005		800	794
UBS Finance Delaware LLC
3.165% due 08/08/2005		3,600	3,588

			27,006

Repurchase Agreement 0.3%
State Street Bank
2.650% due 07/01/2005		3,948	3,948
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $4,031. Repurchase proceeds are $3,948.)
French Treasury Bill 0.9%

1.995% due 09/01/2005	EC	8,500	10,226

Spanish Treasury Bills 0.9%
1.995% due 08/19/2005		19,300	23,291

U.S. Treasury Bills 1.5%
2.939% due 09/01/2005-09/15/2005 (c)(e)(f)		$16,640	16,529

Total Short-Term Instruments (Cost $81,008)			81,000

Total Investments (d) (Cost $1,208,381)		108.0%	$1,225,027
Written Options (h)		(0.1%)	(153)
(Premiums $214)
Other Assets and Liabilities (Net)		(7.9%)	(90,182)

Net Assets		100.0%	$1,134,692

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $5,683 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $9,942 have been pledged as collateral for swap and swaption contracts at

June 30, 2005.

(f) Securities with an aggregate market value of $2,502 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Short Futures	09/2005	11	$(12)
U.S. Treasury 30-Year Bond Long Futures	09/2005	1,032	840
U.S. Treasury 5-Year Note Long Futures	09/2005	404	118

			$946

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	1,400	$41
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,600	39
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,100	35
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$5,800	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		3,200	8
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		142,300	(338)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		124,900	318
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		2,800	(9)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		42,100	(273)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		10,300	26
UBS Warburg LLC	3-month USD-LIBOR	Receive	6.000%	12/18/2033		14,900	(1,714)

							$(1,867)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/27/2012	Sell	2.650%	05/25/2006	$1,000	$14
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	1,000	18
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	500	8
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	21
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	300	(2)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	300	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	300	3
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	2,000	30
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	31
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	52

						$178

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$115.000	08/26/2005	13	$5	$4
Call - CBOT U.S. Treasury Note September Futures	116.000	08/26/2005	423	104	60
Put - CBOT U.S. Treasury Note September Futures	110.000	08/26/2005	189	38	18
Put - CBOT U.S. Treasury Note September Futures	111.000	08/26/2005	183	32	37
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	64	35	34

				$214	$153

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$2,000	$1,975	$1,973
U.S. Treasury Note	4.250	08/15/2013	26,300	26,966	27,055
U.S. Treasury Note	4.250	11/15/2013	71,400	73,165	73,248

				$102,106	$102,276

(j) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	C$	1,583	07/2005	$0	$(19)	$(19)
Buy	EC	29,585	07/2005	113	(5)	108
Sell		41,837	07/2005	281	0	281
Sell		13,732	08/2005	0	(25)	(25)
Buy	JY	1,012,737	07/2005	0	(372)	(372)

				$394	$(421)	$(27)

See accompanying notes

Schedule of Investments

Short-Term Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.8%
Banking & Finance 7.1%
CIT Group, Inc.
3.504% due 05/23/2008 (a)	$700	$701
First Union National Bank
6.180% due 02/15/2036	600	718
Ford Motor Credit Co.
6.875% due 02/01/2006	16,445	16,612
4.389% due 03/21/2007 (a)	8,200	8,031
General Motors Acceptance Corp.
7.500% due 07/15/2005	1,000	1,000
4.395% due 10/20/2005 (a)	7,340	7,347
6.750% due 01/15/2006	15,880	16,007
4.145% due 05/18/2006 (a)	11,600	11,548
Goldman Sachs Group, Inc.
3.151% due 08/01/2006 (a)	17,000	17,002
3.590% due 03/30/2007 (a)	2,500	2,504
3.491% due 07/23/2009 (a)	12,100	12,174
Household Finance Corp.
6.700% due 11/15/2005	10,140	10,238
7.200% due 07/15/2006	11,055	11,399
HSBC Finance Corp.
3.360% due 02/28/2007 (a)	6,700	6,703
3.480% due 05/10/2010 (a)	5,050	5,054
Morgan Stanley Dean Witter & Co.
3.270% due 01/12/2007 (a)	200	200
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	16,500	16,412
NiSource Finance Corp.
7.625% due 11/15/2005	10,000	10,132
State Street Capital Trust II
3.768% due 02/15/2008 (a)	4,000	4,008
Westpac Trust Securities NZ Ltd.
3.170% due 07/01/2005 (a)	4,900	4,900

		162,690

Industrials 3.5%
AOL Time Warner, Inc.
6.125% due 04/15/2006	405	411
Columbia Energy Group
6.800% due 11/28/2005	6,400	6,470
Cox Radio, Inc.
6.625% due 02/15/2006	450	456
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	250	254
3.890% due 05/24/2006 (a)	5,495	5,511
3.610% due 03/07/2007 (a)	10,700	10,671
3.859% due 09/10/2007 (a)	12,500	12,507
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,935	6,962
General Electric Co.
3.211% due 10/24/2005 (a)	4,595	4,596
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,057
Southwestern Public Service Co.
5.125% due 11/01/2006	6,000	6,077
TCI Communications, Inc.
8.000% due 08/01/2005	3,000	3,009
6.875% due 02/15/2006	7,555	7,680
Tyco International Group S.A.
6.375% due 02/15/2006	12,518	12,687

		81,348

Utilities 3.2%
Appalachian Power Co.
6.800% due 03/01/2006	2,420	2,463
Dominion Resources, Inc.
7.625% due 07/15/2005	8,200	8,207
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,670
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	2,000	2,000
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,259
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)	1,166	1,166
Pepco Holdings, Inc.
3.750% due 02/15/2006	7,867	7,856
Progress Energy, Inc.
6.750% due 03/01/2006	3,446	3,505
PSEG Power LLC
6.875% due 04/15/2006	6,300	6,432
PSI Energy, Inc.
6.500% due 08/01/2026 (a)	7,900	7,917
Southwestern Electric Power
4.500% due 07/01/2005	4,720	4,720
Telefonica Europe BV
7.350% due 09/15/2005	1,000	1,007
TXU Energy Co. LLC
3.920% due 01/17/2006 (a)	7,915	7,914
Virginia Electric & Power Co.
5.750% due 03/31/2006	4,390	4,447
		72,563

Total Corporate Bonds & Notes (Cost $317,576)		316,601

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
2.690% due 09/15/2005 (a)	25,000	24,998
3.111% due 04/26/2035 (a)	17,333	17,344
3.179% due 05/22/2006 (a)	40,000	39,986
3.220% due 09/06/2005 (a)	63,800	63,784
3.235% due 09/07/2006 (a)	68,600	68,598
3.314% due 09/21/2006 (a)	79,900	79,876
3.434% due 03/25/2034 (a)	2,771	2,775
3.500% due 04/25/2017	7,772	7,733
3.714% due 06/25/2032 (a)	90	90
3.971% due 05/01/2036 (a)	3,184	3,236
4.172% due 05/01/2036 (a)	6	6
4.247% due 11/01/2025 (a)	344	354
4.288% due 05/01/2036 (a)	393	400
4.494% due 09/25/2023 - 10/25/2023 (a)(c)	535	549
4.646% due 07/01/2029 (a)	138	141
5.146% due 04/01/2033 (a)	171	173
5.442% due 12/01/2040 (a)	893	921
5.523% due 06/01/2032 (a)	516	520
6.500% due 06/01/2006 - 12/25/2042 (c)	847	882
6.880% due 11/01/2006	2,599	2,657
6.962% due 09/01/2029 (a)	777	798
7.270% due 05/01/2010	1,039	1,148
7.396% due 06/01/2030 (a)	247	251
7.480% due 02/01/2010	741	820
7.500% due 05/01/2028 - 09/01/2030 (a)(c)	305	327
7.775% due 05/01/2030 (a)	29	30
8.000% due 10/01/2026	301	325
9.000% due 04/01/2020 - 01/01/2026 (c)	487	532
9.500% due 07/01/2021 - 06/01/2025 (c)	367	407
Federal Home Loan Bank
3.039% due 10/03/2005 (a)	25,000	25,000
3.259% due 06/12/2006 (a)	41,400	41,399
4.200% due 02/05/2007 (a)	16,000	14,880
Freddie Mac
4.000% due 09/22/2009	6,000	5,953
4.768% due 03/01/2030 (a)	610	622
5.500% due 02/15/2016 - 08/15/2030 (c)	422	423
5.638% due 11/01/2031 (a)	1,604	1,651
5.908% due 07/01/2019 (a)	22	23
6.000% due 10/01/2033	795	816
6.250% due 03/15/2028	9,254	9,431
6.500% due 05/01/2006	44	44
7.250% due 06/15/2007	1	1
Government National Mortgage Association
3.500% due 09/20/2029 (a)	1,301	1,313
3.610% due 06/20/2032 (a)	377	379
3.636% due 02/16/2032 (a)	543	545
3.660% due 06/20/2030 (a)	91	91
3.736% due 04/16/2032 (a)	391	394
3.750% due 07/20/2026 (a)	76	77
4.125% due 10/20/2029 (a)	6,024	6,113
4.250% due 01/20/2030 (a)	80	81
4.375% due 01/20/2027 (a)	2,224	2,265
6.000% due 01/15/2032 - 03/15/2032 (c)	70	72
8.500% due 12/20/2026 - 11/20/2027 (c)	129	140

Total U.S. Government Agencies (Cost $431,953)		431,374

U.S. TREASURY OBLIGATIONS 8.2%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	3,561	3,675
3.625% due 01/15/2008	42,860	45,367
3.875% due 01/15/2009	3,606	3,925
U.S. Treasury Notes
2.750% due 07/31/2006	12,400	12,299
3.375% due 12/15/2008	16,400	16,240
4.875% due 02/15/2012	89,200	94,761
4.125% due 05/15/2015	10,300	10,454

Total U.S. Treasury Obligations (Cost $184,736)		186,721

MORTGAGE-BACKED SECURITIES 8.8%
Bank of America Mortgage Securities, Inc.
5.549% due 10/20/2032 (a)	2,538	2,554
6.500% due 02/25/2033	2,251	2,288
Bear Stearns Adjustable Rate Mortgage Trust
5.937% due 06/25/2032 (a)	641	644
5.259% due 10/25/2032 (a)	454	453
5.632% due 02/25/2033 (a)	90	91
4.716% due 12/25/2033 (a)	3,345	3,343
4.247% due 01/25/2034 (a)	2,897	2,892
4.854% due 01/25/2034 (a)	2,327	2,330
3.594% due 02/25/2034 (a)	5,507	5,530
3.732% due 11/25/2034 (a)	9,871	10,020
Commercial Mortgage Pass-Through Certificates
3.390% due 07/15/2015 (a)	1,193	1,194
Countrywide Home Loan Mortgage Pass-Through Trust
3.634% due 03/25/2035 (a)	42,096	42,092
3.654% due 06/25/2035 (a)	12,000	12,004
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	58	58
3.584% due 04/25/2034 (a)	897	895
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032 (a)	2,070	2,055
3.704% due 05/25/2032 (a)	1,220	1,219
4.910% due 11/25/2032 (a)	281	285
6.500% due 04/25/2033	1,412	1,429
3.400% due 08/25/2033 (a)	2,556	2,570
First Republic Mortgage Loan Trust
3.634% due 06/25/2030 (a)	1,604	1,604
3.570% due 11/15/2031 (a)	1,528	1,538
3.520% due 08/15/2032 (a)	7,407	7,411
GS Mortgage Securities Corp.
3.370% due 11/15/2015 (a)	2,164	2,165
GSR Mortgage Loan Trust
6.000% due 03/25/2032	315	316
GSRPM Mortgage Loan Trust
3.714% due 11/25/2031 (a)	4,060	4,071
Impac CMB Trust
3.764% due 09/25/2033 (a)	4,519	4,533
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,789	2,805
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	398	403
Sequoia Mortgage Trust
3.640% due 10/20/2027 (a)	2,765	2,771
3.610% due 07/20/2033 (a)	9,030	8,986
Structured Asset Mortgage Investments, Inc.
3.590% due 09/19/2032 (a)	5,453	5,430
3.610% due 03/19/2033 (a)	6,402	6,410
Structured Asset Securities Corp.
3.764% due 06/25/2017 (a)	29	29
3.794% due 03/25/2031 (a)	13	13
3.604% due 02/25/2032 (a)	801	804
4.254% due 05/25/2032 (a)	903	908
3.814% due 07/25/2032 (a)	1,682	1,684
5.450% due 03/25/2033 (a)	6,154	6,138
3.814% due 11/25/2033 (a)	90	90
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (a)	7,048	7,045
5.385% due 02/25/2031 (a)	169	172
6.324% due 07/25/2032 (a)	527	527
5.126% due 10/25/2032 (a)	772	777
5.067% due 02/25/2033 (a)	1,793	1,809
5.380% due 02/25/2033 (a)	1,242	1,245
3.904% due 06/25/2042 (a)	4,719	4,769
3.435% due 01/25/2045 (a)	33,660	33,686

Total Mortgage-Backed Securities (Cost $202,382)		202,085

ASSET-BACKED SECURITIES 5.0%
AAA Trust
3.414% due 04/25/2035 (a)	26,525	26,570
AFC Home Equity Loan Trust
3.624% due 12/22/2027 (a)	122	122
Ameriquest Mortgage Securities, Inc.
3.724% due 02/25/2033 (a)	254	254
3.724% due 03/25/2033 (a)	255	255
3.794% due 02/25/2034 (a)	1,600	1,601
Amortizing Residential Collateral Trust
3.574% due 09/25/2030 (a)	204	204
3.664% due 10/25/2031 (a)	1,999	2,005
3.604% due 07/25/2032 (a)	56	55
Argent Securities, Inc.
3.764% due 09/25/2033 (a)	2,062	2,075
Bear Stearns Asset-Backed Securities, Inc.
3.454% due 07/25/2022 (a)	94	94
3.644% due 10/25/2032 (a)	743	745
3.764% due 03/25/2043 (a)	4,870	4,880
CDC Mortgage Capital Trust
3.684% due 08/25/2033 (a)	229	229
Centex Home Equity Co. LLC
3.484% due 01/25/2025 (a)	3,309	3,312
3.554% due 03/25/2030 (a)	7,495	7,508
3.614% due 09/26/2033 (a)	1,212	1,214
Chase Credit Card Master Trust
4.060% due 10/15/2007 (a)	3,100	3,103
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (a)	230	230
Countrywide Asset-Backed Certificates
3.494% due 11/25/2021 (a)	1,364	1,365
3.474% due 08/25/2023 (a)	705	705
3.574% due 05/25/2032 (a)	19	19
3.684% due 05/25/2032 (a)	453	454
3.734% due 04/25/2033 (a)	139	139
3.624% due 03/25/2034 (a)	636	637
3.464% due 12/25/2034 (a)	323	323
3.340% due 06/25/2035 (a)	600	600
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/2032 (a)	692	693
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)	584	589
Equity One ABS, Inc.
3.614% due 04/25/2034 (a)	7,815	7,823
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	3,627	3,627
3.444% due 10/25/2034 (a)	220	220
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 09/20/2033 (a)	5,698	5,721
Home Equity Asset Trust
3.614% due 11/25/2032 (a)	8	8
3.724% due 03/25/2033 (a)	343	344
Home Equity Mortgage Trust
3.734% due 01/25/2034 (a)	41	41
3.464% due 12/25/2034 (a)	233	233
3.434% due 07/25/2035 (a)	3,699	3,701
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)	960	962
Irwin Home Equity Loan Trust
3.684% due 02/25/2012 (a)	203	203
3.834% due 06/25/2028 (a)	1,154	1,160
3.584% due 07/25/2032 (a)	1,823	1,827
IXIS Real Estate Capital Trust
3.394% due 09/25/2035 (a)	1,831	1,832
Long Beach Mortgage Loan Trust
3.664% due 03/25/2032 (a)	95	96
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.654% due 08/25/2033 (a)	2,528	2,533
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)	30	30
3.734% due 11/25/2032 (a)	183	183
Novastar Home Equity Loan
3.644% due 09/25/2031 (a)	480	481
Renaissance Home Equity Loan Trust
3.664% due 08/25/2032 (a)	392	393
3.754% due 08/25/2033 (a)	1,777	1,785
3.814% due 12/25/2033 (a)	4,082	4,106
Residential Asset Mortgage Products, Inc.
3.654% due 08/25/2033 (a)	1,691	1,693
3.644% due 12/25/2033 (a)	4,612	4,617
3.414% due 05/25/2035 (a)	3,167	3,168
Residential Asset Securities Corp.
3.544% due 09/25/2031 (a)	1,091	1,096
Salomon Brothers Mortgage Securities VII, Inc.
3.614% due 03/25/2032 (a)	1,349	1,353
Saxon Asset Securities Trust
3.584% due 01/25/2032 (a)	159	159
3.714% due 12/25/2032 (a)	374	374
SLM Student Loan Trust
3.141% due 04/25/2010 (a)	1,973	1,974
Specialty Underwriting & Residential Finance
3.654% due 01/25/2034 (a)	577	578
3.644% due 06/25/2034 (a)	1,779	1,785
WMC Mortgage Loan
3.560% due 05/15/2030 (a)	714	714

Total Asset-Backed Securities (Cost $114,600)		114,800

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005	1,400	9
Strike @ 93.750 Exp. 12/19/2005	650	4
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005	350	2

Total Purchased Put Options (Cost $24)		15

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 47.9%
Certificates of Deposit 9.9%
Citibank New York N.A.
3.120% due 07/28/2005	$11,100	11,100
Dexia Bank New York N.A.
3.130% due 07/29/2005	81,200	81,200
Nordea Bank Finland PLC
2.805% due 07/05/2005	50,000	50,000
Unicredito Italiano SpA
3.090% due 07/21/2005	82,900	82,900

		225,200

Commercial Paper 27.6%
Fannie Mae
2.967% due 07/01/2005	64,600	64,596
2.790% due 07/20/2005	12,790	12,771
2.990% due 08/08/2005	33,900	33,793
3.250% due 09/14/2005	66,200	65,730
Federal Home Loan Bank
2.963% due 07/01/2005	26,500	26,498
Freddie Mac
3.240% due 11/01/2005	149,460	147,686
Rabobank USA Financial Corp.
3.095% due 07/27/2005	90,000	89,799
Skandinaviska Enskilda Banken AB (SEB)
3.030% due 07/13/2005	77,300	77,222
TotalFinaElf Capital S.A.
3.370% due 07/01/2005	25,200	25,200
UBS AG
1.930% due 07/05/2005	5,000	5,000
UBS Finance Delaware LLC
3.070% due 07/08/2005	60,200	60,164
3.230% due 09/19/2005	23,500	23,322

		631,781

Repurchase Agreements 10.0%
Credit Suisse First Boston
2.700% due 07/01/2005	22,000	22,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $22,568. Repurchase proceeds are $22,002.)
State Street Bank
2.650% due 07/01/2005	7,040	7,040
(Dated 06/30/2005. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $7,183. Repurchase proceeds are $7,041.)
UBS Warburg LLC
2.650% due 07/01/2005	200,000	200,000
(Dated 06/30/2005. Collateralized by Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $242,352. Repurchase proceeds are $200,015.)

		229,040

U.S. Treasury Bills 0.4%
2.942% due 09/01/2005-09/15/2005 (c)(d)(f)	9,100	9,038

Total Short-Term Instruments (Cost $1,095,217)		1,095,059

Total Investments (e) (Cost $2,346,488)	102.6%	$2,346,655
Written Options (Premiums $862)	(0.0%)	(38)
Other Assets and Liabilities (Net)	(2.6%)	(59,178)

Net Assets	100.0%	$2,287,439

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,491 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) As of June 30, 2005, portfolio securities with an aggregate market value of $122,784 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $5,109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,200	$735
Eurodollar December Long Futures	12/2005	3,609	(723)
U.S. Treasury 5-Year Note Long Futures	09/2005	29	(1)

			$11

(g) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation	)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	$53,000	$135
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	16,500	(1)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	20,000	51

						$185

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	28
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	900	4
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	21
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	52
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	4

						$109

(h) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3.900	%**	07/05/2005	$401,000	$862	$38

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$2,850	$3,038	$3,037
U.S. Treasury Note	4.250	08/15/2013	93,710	96,082	96,048

				$99,120	$99,085

See accompanying notes

Schedule of Investments

Short-Term Portfolio II

June 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 15.7%
Banking & Finance 6.1%
Duke Capital LLC
6.250% due 07/15/2005		$1,312	$1,313
Ford Motor Credit Co.
6.875% due 02/01/2006		8,000	8,081
6.500% due 01/25/2007		4,000	4,030
4.389% due 03/21/2007 (a)		2,000	1,959
General Electric Capital Corp.
3.570% due 09/23/2005 (a)		5,000	5,003
General Motors Acceptance Corp.
7.500% due 07/15/2005		2,400	2,401
4.395% due 10/20/2005 (a)		2,360	2,362
6.750% due 01/15/2006		4,800	4,838
4.145% due 05/18/2006 (a)		7,500	7,466
Goldman Sachs Group, Inc.
3.370% due 08/01/2006 (a)		15,580	15,582
Household Finance Corp.
6.700% due 11/13/2005		2,920	2,948
Korea Development Bank
7.250% due 05/15/2006		150	154
Merrill Lynch & Co., Inc.
3.639% due 09/27/2005 (a)		1,000	1,000
NiSource Finance Corp.
7.625% due 11/15/2005		7,799	7,902
PPL Capital Funding Trust I
7.290% due 05/18/2006		1,250	1,280

			66,319

Industrials 5.9%
AmeriGas Partners LP
10.000% due 04/15/2006		2,000	2,075
AOL Time Warner, Inc.
6.125% due 04/15/2006		2,062	2,095
Ball Corp.
7.750% due 08/01/2006		1,700	1,768
Caesars Entertainment, Inc.
7.875% due 12/15/2005		3,285	3,342
Constellation Brands, Inc.
8.625% due 08/01/2006		840	878
CSC Holdings, Inc.
7.875% due 12/15/2007		1,800	1,868
DaimlerChrysler NA Holding Corp.
3.890% due 05/24/2006 (a)		4,265	4,277
3.610% due 03/07/2007 (a)		6,460	6,443
Delhaize America, Inc.
7.375% due 04/15/2006		2,100	2,156
Duke Energy Field Services LLC
7.500% due 08/16/2005		420	422
Enterprise Products Operating LP
4.000% due 10/15/2007		1,300	1,288
Fort James Corp.
6.875% due 09/15/2007		900	941
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,445	3,548
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		2,975	3,027
HCA, Inc.
7.125% due 06/01/2006		6,754	6,933
HJ Heinz Co.
6.189% due 12/01/2005 (a)		3,550	3,584
ITT Corp.
6.750% due 11/15/2005		2,250	2,275
JC Penney Co., Inc.
6.500% due 12/15/2007		2,000	2,070
Lenfest Communications, Inc.
8.375% due 11/01/2005		5,727	5,809
Mirage Resorts, Inc.
6.750% due 08/01/2007		1,500	1,554
News America Holdings
7.430% due 10/01/2026		1,500	1,773
Safeway, Inc.
3.800% due 08/15/2005		1,740	1,738
6.150% due 03/01/2006		1,500	1,516
Smurfit Capital Funding PLC
6.750% due 11/20/2005		1,720	1,729
Tyco International Group S.A.
6.375% due 02/15/2006		2,000	2,027

			65,136

Utilities 3.7%
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005		4,460	4,465
Dominion Resources, Inc.
7.625% due 07/15/2005		2,801	2,804
Duke Energy Corp.
3.820% due 12/08/2005 (a)		4,235	4,236
Entergy Gulf States, Inc.
3.600% due 06/01/2008		4,400	4,310
Florida Power Corp.
6.720% due 07/01/2005		500	500
GPU, Inc.
7.700% due 12/01/2005		8,500	8,622
Ohio Edison Co.
4.000% due 05/01/2008		40	40
Pacific Gas & Electric Co.
3.820% due 04/03/2006 (a)		839	839
Pepco Holdings, Inc.
3.750% due 02/15/2006		3,300	3,295
Progress Energy, Inc.
6.750% due 03/01/2006		2,010	2,045
PSEG Power LLC
6.875% due 04/15/2006		1,630	1,664
Southwestern Electric Power
4.500% due 07/01/2005		1,640	1,640
TXU Energy Co., LLC
3.420% due 01/17/2006 (a)		3,220	3,220
Virginia Electric & Power Co.
5.750% due 03/31/2006		3,000	3,039

			40,719

Total Corporate Bonds & Notes (Cost $172,249)			172,174

MUNICIPAL BONDS & NOTES 0.0%
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.220% due 06/15/2035 (a)		500	559

Total Municipal Bonds & Notes (Cost $530)			559

U.S. GOVERNMENT AGENCIES 19.8%
Fannie Mae
2.820% due 09/06/2005 (a)		62,700	62,684
2.834% due 09/15/2005 (a)		20,000	19,999
2.975% due 10/21/2005 (a)		13,500	13,500
3.125% due 07/01/2017 (a)		26	26
3.141% due 01/01/2018 (a)		82	83
3.235% due 09/07/2006 (a)		43,600	43,598
3.419% due 11/01/2018 (a)		25	26
3.422% due 10/01/2040 (a)		66	68
3.434% due 03/25/2034 (a)		14,104	14,123
3.500% due 04/25/2017		4,939	4,914
3.650% due 11/01/2017 - 11/01/2018 (a)(c)		77	78
3.700% due 09/17/2027 (a)		27	27
3.781% due 07/18/2027 (a)		18	18
3.819% due 01/01/2033 (a)		486	497
3.844% due 02/25/2022 - 12/25/2022 (a)(c)		7	8
3.944% due 08/25/2022 (a)		4	4
3.994% due 12/25/2022 (a)		3	3
4.044% due 09/25/2022 (a)		3	3
4.194% due 02/25/2023 (a)		2	2
4.344% due 08/25/2022 (a)		2	2
4.494% due 09/25/2023 (a)		289	297
4.500% due 02/25/2008		3,783	3,787
4.648% due 09/01/2031 (a)		211	218
4.660% due 09/01/2031 (a)		2,954	3,046
4.886% due 02/01/2024 (a)		11	11
4.906% due 06/01/2024 (a)		9	9
5.500% due 07/01/2017 - 11/01/2034 (c)		7,562	7,704
5.980% due 12/01/2017 (a)		7	7
6.000% due 07/25/2024		394	395
Federal Home Loan Bank
3.039% due 10/03/2005 (a)		25,000	25,000
3.250% due 08/15/2005		15,000	14,996
Freddie Mac
3.470% due 07/15/2016 (a)		1,071	1,072
3.625% due 06/01/2018 (a)		138	139
3.650% due 06/01/2017 - 01/15/2022 (a)(c)		50	50
3.875% due 11/01/2016 (a)		118	120
3.900% due 03/15/2020 (a)		2	2
4.000% due 03/15/2023 (a)		4	4
4.020% due 11/01/2018 (a)		62	64
4.560% due 12/01/2025 (a)		45	46
4.958% due 11/01/2028 (a)		69	71
5.000% due 05/15/2021		655	658
5.353% due 02/01/2036 (a)		44	45
5.500% due 08/15/2030		681	682
Government National Mortgage Association
3.375% due 04/20/2030 (a)		71	72
3.750% due 07/20/2027 (a)		48	49

Total U.S. Government Agencies (Cost $218,179)			218,207

U.S. TREASURY OBLIGATIONS 0.9%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		373	395
3.875% due 01/15/2009		24	26
U.S. Treasury Notes
4.875% due 02/15/2012		7,800	8,286
4.125% due 05/15/2015		800	812

Total U.S. Treasury Obligations (Cost $9,326)			9,519

MORTGAGE-BACKED SECURITIES 7.7%
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)		14	14
4.271% due 01/25/2034 (a)		1,213	1,210
4.736% due 01/25/2034 (a)		1,248	1,247
4.881% due 01/25/2034 (a)		712	713
3.594% due 02/25/2034 (a)		1,210	1,214
3.738% due 11/25/2034 (a)		9,951	10,102
Bear Stearns Commercial Mortgage Securities, Inc.
3.170% due 05/14/2016 (a)		6,669	6,676
Commercial Mortgage Pass-Through Certificates
3.390% due 07/15/2015 (a)		1,193	1,194
3.420% due 07/15/2015 (a)		8,200	8,212
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		5,500	5,502
Countrywide Home Loans, Inc.
3.360% due 05/25/2034 (a)		2,359	2,356
CS First Boston Mortgage Securities Corp.
3.074% due 02/15/2014 (a)		3,550	3,542
3.350% due 03/25/2032 (a)		116	116
First Republic Mortgage Loan Trust
3.520% due 08/15/2032 (a)		3,898	3,900
GS Mortgage Securities Corp.
3.240% due 11/15/2015 (a)		2,035	2,036
GSAMP Trust
3.504% due 10/25/2033 (a)		2,270	2,271
GSRPM Mortgage Loan Trust
4.014% due 01/25/2032 (a)		1,670	1,685
Harborview Mortgage Loan Trust
3.630% due 02/19/2034 (a)		5,451	5,461
Mellon Residential Funding Corp.
3.660% due 12/15/2030 (a)		5,300	5,311
SACO I, Inc.
3.170% due 02/25/2028 (a)		7,832	7,829
Sequoia Mortgage Trust
3.640% due 10/20/2027 (a)		3,103	3,110
Structured Adjustable Rate Mortgage Loan Trust
3.210% due 03/25/2035 (a)		3,208	3,211
Structured Asset Securities Corp.
3.814% due 07/25/2032 (a)		11	11
3.604% due 01/25/2033 (a)		52	52
3.814% due 11/25/2033 (a)		183	183
Washington Mutual Mortgage Securities Corp.
3.584% due 12/25/2027 (a)		6,041	6,039
3.904% due 06/25/2042 (a)		1,029	1,040

Total Mortgage-Backed Securities (Cost $84,100)			84,237

ASSET-BACKED SECURITIES 7.3%
AmeriCredit Automobile Receivables Trust
6.350% due 08/06/2006		4,655	4,660
Ameriquest Mortgage Securities, Inc.
3.584% due 08/25/2032 (a)		40	40
3.724% due 02/25/2033 (a)		514	514
3.724% due 03/25/2033 (a)		29	29
3.794% due 02/25/2034 (a)		170	170
3.580% due 06/25/2034 (a)		5,519	5,538
Amortizing Residential Collateral Trust
3.604% due 07/25/2032 (a)		43	42
Argent Securities, Inc.
3.764% due 09/25/2033 (a)		219	220
Bear Stearns Asset-Backed Securities, Inc.
3.494% due 04/25/2023 (a)		1,547	1,549
3.484% due 12/25/2042 (a)		2,171	2,170
CDC Mortgage Capital Trust
3.684% due 08/25/2033 (a)		128	128
Centex Home Equity Co., LLC
3.614% due 09/25/2033 (a)		709	710
3.434% due 07/25/2034 (a)		166	166
Chase Funding Mortgage Loan Asset-Backed Certificates
3.634% due 08/25/2032 (a)		377	378
ContiMortgage Home Equity Loan Trust
3.900% due 03/15/2027 (a)		5	6
Countrywide Asset-Backed Certificates
3.170% due 12/25/2022 (a)		258	258
3.464% due 10/25/2023 (a)		2,517	2,519
3.464% due 01/25/2024 (a)		4,820	4,824
3.574% due 05/25/2032 (a)		138	138
3.684% due 05/25/2032 (a)		143	143
3.340% due 06/25/2035 (a)		300	300
Credit-Based Asset Servicing & Securitization LLC
3.270% due 09/25/2033 (a)		549	550
Equifirst Mortgage Loan Trust
3.414% due 01/25/2034 (a)		3,387	3,388
Equity One ABS, Inc.
3.594% due 11/25/2032 (a)		998	1,001
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (a)		1,103	1,102
3.394% due 03/25/2034 (a)		97	97
Fremont Home Loan Trust
3.464% due 07/25/2034 (a)		415	415
3.474% due 03/25/2035 (a)		8,522	8,530
GSAMP Trust
3.604% due 03/25/2034 (a)		4,865	4,867
HFC Home Equity Loan Asset-Backed Certificates
3.610% due 10/20/2032 (a)		1,870	1,872
Home Equity Asset Trust
3.774% due 02/25/2033 (a)		305	307
3.724% due 03/25/2033 (a)		32	32
Home Equity Mortgage Trust
3.734% due 01/25/2034 (a)		4	4
3.464% due 12/25/2034 (a)		233	233
Irwin Home Equity Loan Trust
3.834% due 06/25/2028 (a)		9	9
Long Beach Mortgage Loan Trust
3.200% due 10/25/2034 (a)		219	219
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.654% due 08/25/2033 (a)		17	17
3.464% due 11/25/2034 (a)		4,009	4,012
Morgan Stanley Home Equity Loans
3.434% due 12/25/2034 (a)		5,477	5,480
Novastar Home Equity Loan
3.589% due 04/25/2028 (a)		7	7
3.644% due 09/25/2031 (a)		383	384
Option One Mortgage Loan Trust
3.834% due 08/25/2031 (a)		2,108	2,110
3.444% due 02/25/2035 (a)		332	333
Park Place Securities, Inc.
3.514% due 10/25/2034 (a)		63	63
Renaissance Home Equity Loan Trust
3.754% due 08/25/2033 (a)		1,718	1,726
3.380% due 11/25/2034 (a)		2,073	2,079
Residential Asset Mortgage Products, Inc.
3.474% due 09/25/2013 (a)		3,761	3,765
3.644% due 12/25/2033 (a)		1,508	1,509
Residential Asset Securities Corp.
3.414% due 12/25/2024 (a)		3,771	3,773
3.434% due 06/25/2025 (a)		395	396
3.544% due 09/25/2031 (a)		519	521
Saxon Asset Securities Trust
3.584% due 01/25/2032 (a)		76	76
3.714% due 12/25/2032 (a)		2	2
SLM Student Loan Trust
3.450% due 06/15/2011 (a)		1,783	1,784
3.241% due 07/25/2011 (a)		94	94
Soundview Home Equity Loan Trust
3.464% due 10/25/2012 (a)		2,528	2,530
Structured Asset Securities Corp.
3.444% due 12/25/2033 (a)		271	272
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		331	333
Truman Capital Mortgage Loan Trust
3.654% due 01/25/2034 (a)		2,093	2,094

Total Asset-Backed Securities (Cost $80,462)			80,488

SOVEREIGN ISSUES 3.1%
Republic of Brazil
10.000% due 01/16/2007		20	22
11.250% due 07/26/2007		225	252
4.313% due 04/15/2009 (a)		11,276	11,191
8.840% due 06/29/2009 (a)		8,390	9,743
4.313% due 04/15/2012 (a)		8,764	8,479
Russian Federation
8.750% due 07/24/2005		4,900	4,918

Total Sovereign Issues (Cost $33,705)			34,605

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		130	1
Eurodollar September Futures (CME)
Strike @ 95.250 Exp. 09/19/2005		1,500	10
Strike @ 94.500 Exp. 09/19/2005		200	1

Total Purchased Put Options (Cost $18)			12

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 45.8%
Commercial Paper 39.7%
Bank of Ireland
3.180% due 08/22/2005		$2,200	2,190
3.190% due 08/23/2005		30,300	30,158
Carolina Power & Light Co.
3.670% due 10/11/2005		1,500	1,485
CDC IXIS Commercial Paper, Inc.
3.240% due 09/22/2005		23,600	23,414
Fannie Mae
2.790% due 07/20/2005		5,300	5,292
2.988% due 07/20/2005		9,500	9,485
3.005% due 07/27/2005		29,300	29,236
3.023% due 08/03/2005		7,300	7,280
3.066% due 08/10/2005		10,000	9,966
3.250% due 09/14/2005		1,500	1,489
3.180% due 09/28/2005		29,155	28,908
3.230% due 10/19/2005		20,000	19,789
Freddie Mac
2.963% due 08/01/2005		30,300	30,220
3.020% due 08/02/2005		13,600	13,563
3.250% due 09/13/2005		22,400	22,243
3.160% due 10/18/2005		25,323	25,058
3.254% due 11/01/2005		10,900	10,771
3.310% due 11/02/2005		9,300	9,189
General Electric Capital Corp.
3.270% due 09/08/2005		12,700	12,617
National Australia Funding, Inc.
3.030% due 07/01/2005		2,600	2,600
Public Service Electric & Gas Co.
3.690% due 11/30/2005		1,000	985
Rabobank USA Financial Corp.
3.370% due 07/01/2005		21,200	21,200
3.105% due 08/09/2005		12,200	12,159
Skandinaviska Enskilda Banken AB (SEB)
3.040% due 07/14/2005		9,200	9,190
3.100% due 07/18/2005		300	300
3.170% due 08/16/2005		23,800	23,704
TotalFinaElf Capital S.A.
3.370% due 07/01/2005		29,100	29,100
UBS AG
3.030% due 07/05/2005		45,000	45,000

			436,591

Repurchase Agreements 2.4%
Credit Suisse First Boston
2.700% due 07/01/2005		20,000	20,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $20,515. Repurchase proceeds are $20,002.)
State Street Bank
2.650% due 07/01/2005		6,039	6,039
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $6,163. Repurchase proceeds are $6,039.)

			26,039

German Treasury Bill 3.5%
2.007% due 09/30/2005	EC	32,500	38,989

U.S. Treasury Bills 0.2%
2.944% due 09/01/2005-09/15/2005 (c)(e)		$2,320	2,303

Total Short-Term Instruments (Cost $504,147)			503,922

Total Investments (d) (Cost $1,102,716)		100.3%	$1,103,723
Written Options (g) (Premiums $0)		(0.0%)	(224)
Other Assets and Liabilities (Net)		(0.3%)	(3,405)

Net Assets		100.0%	$1,100,094

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of June 30, 2005, portfolio securities with an aggregate market value of $50,917 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $2,303 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	419	$519
Eurodollar September Long Futures	09/2005	584	(512)
Eurodollar December Long Futures	12/2005	345	(227)
Euribor Written Put Options Strike @ 97.500	09/2005	2,087	1,054

			$834

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	$1,500	$(56)
UBS Warburg LLC	3-month USD-LIBOR	Receive	3.490%	09/01/2005	500,000	59

						$3

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	$1,600	$14
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	17
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	21
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	21

						$75

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	$100.000	10/01/2006	$1,500	$0	$224

(h) Short sales open at June 30, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	08/15/2013	$8,720	$8,941	$8,943

(i) Forward foreign currency contracts outstanding at June 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	437	07/2005	$0	$0	$0
Buy		28,594	08/2005	0	(87)	(87)
Sell		61,363	08/2005	147	(86)	61
Buy	JY	899,149	07/2005	0	(330)	(330)

				$147	$(503)	$(356)

See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

June 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.9%
Banking & Finance 3.9%
Allstate Life Global Funding Trusts
3.221% due 01/25/2008 (a)	$11,600	$11,605
Bear Stearns Cos., Inc.
3.680% due 06/19/2006 (a)	6,100	6,118
CIT Group, Inc.
3.650% due 06/19/2006 (a)	4,900	4,910
3.844% due 09/22/2006 (a)	7,000	7,031
Countrywide Home Loans, Inc.
3.817% due 06/02/2006 (a)	3,765	3,778
Ford Motor Credit Co.
3.572% due 07/07/2005 (a)	5,605	5,604
3.590% due 07/18/2005 (a)	5,325	5,323
7.600% due 08/01/2005	10,975	11,000
General Motors Acceptance Corp.
7.500% due 07/15/2005	20,000	20,009
4.395% due 10/20/2005 (a)	24,950	24,973
4.145% due 05/18/2006 (a)	25,000	24,888
Goldman Sachs Group LP
3.778% due 06/28/2010 (a)	11,600	11,626
Goldman Sachs Group, Inc.
3.350% due 10/27/2006 (a)	7,700	7,716
3.270% due 01/09/2007 (a)	60,000	60,107
3.522% due 10/07/2011 (a)	2,000	2,012
Japan Finance Corp. for Municipal Enterprises
6.850% due 04/15/2006	51,620	52,892
Postal Square LP
6.500% due 06/15/2022	4,240	4,750
Pricoa Global Funding I
3.241% due 01/25/2008 (a)	10,000	10,008
SLM Corp.
3.381% due 07/25/2007 (a)	1,000	1,003
U.S. Trade Funding Corp.
4.260% due 11/15/2014	12,410	12,454
Washington Mutual, Inc.
3.480% due 11/03/2005 (a)	7,700	7,707

		295,514

Industrials 0.8%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,444
DaimlerChrysler NA Holding Corp.
4.270% due 09/26/2005 (a)	11,098	11,114
3.890% due 05/24/2006 (a)	11,060	11,091
3.859% due 09/10/2007 (a)	15,000	15,009

		64,658

Utilities 0.2%
PSEG Power LLC
6.875% due 04/15/2006	6,700	6,840
Southern California Edison Co.
3.440% due 01/13/2006 (a)	5,600	5,608

		12,448

Total Corporate Bonds & Notes (Cost $373,002)		372,620

MUNICIPAL BONDS & NOTES 0.2%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	14,895

Total Municipal Bonds & Notes (Cost $13,616)		14,895

U.S. GOVERNMENT AGENCIES 37.2%
Fannie Mae
2.125% due 02/10/2006	30,705	30,418
2.150% due 04/13/2006	104,500	103,243
2.375% due 12/15/2005	400,000	397,807
2.875% due 10/15/2005 - 05/19/2008 (c)	104,000	103,448
3.025% due 10/21/2005 (a)	432,200	432,118
3.111% due 04/26/2035 (a)	13,433	13,441
3.220% due 09/06/2005 (a)	209,500	209,447
3.361% due 05/25/2034 (a)	3,230	3,222
3.400% due 07/25/2035 (a)	10,000	10,003
3.424% due 07/25/2032 (a)	2,031	2,032
3.434% due 06/25/2033 - 03/25/2034 (a)(c)	16,932	16,950
3.444% due 06/25/2032 (a)	17	17
3.474% due 03/25/2032 (a)	2,213	2,216
3.484% due 11/25/2032 (a)	147	147
3.547% due 02/01/2041 (a)	6	6
3.625% due 05/01/2022 (a)	17	18
3.650% due 11/01/2020 (a)	54	54
3.715% due 03/01/2018 (a)	54	55
3.718% due 05/28/2035 (a)	1,802	1,802
3.730% due 01/01/2018 (a)	140	142
3.740% due 12/01/2032 (a)	119	122
3.747% due 11/01/2030 (a)	5	6
3.794% due 08/25/2021 - 03/25/2022 (a)(c)	306	308
3.944% due 08/25/2022 (a)	102	103
4.000% due 09/01/2017 - 01/01/2018 (a)(c)	81	82
4.044% due 04/25/2022 (a)	129	132
4.051% due 09/01/2033 (a)	29	30
4.125% due 09/01/2022 (a)	11	12
4.130% due 10/01/2032 (a)	183	188
4.181% due 12/01/2022 (a)	101	104
4.214% due 04/25/2032 (a)	2,279	2,323
4.255% due 09/01/2031 (a)	561	581
4.318% due 12/01/2029 (a)	157	161
4.354% due 09/01/2028 (a)	441	457
4.365% due 12/01/2029 (a)	36	37
4.382% due 02/01/2026 (a)	40	41
4.390% due 06/01/2021 (a)	5,261	5,324
4.400% due 12/01/2029 (a)	34	35
4.441% due 05/01/2025 (a)	37	38
4.533% due 12/01/2029 (a)	272	278
4.597% due 10/01/2025 (a)	66	68
4.650% due 08/01/2014 (a)	95	95
4.729% due 07/01/2018 (a)	1,301	1,329
4.785% due 06/01/2028 (a)	76	79
4.829% due 07/01/2028 (a)	77	79
5.146% due 04/01/2033 (a)	342	345
5.244% due 06/01/2032 (a)	58	59
5.250% due 01/28/2013	2,235	2,238
5.364% due 10/01/2032 (a)	388	383
5.402% due 05/01/2032 (a)	122	126
5.472% due 03/01/2026 (a)	163	167
5.500% due 10/01/2032 - 04/01/2035 (c)	138,643	140,699
5.642% due 09/01/2032 (a)	12	12
5.650% due 11/01/2014 (a)	40	41
5.699% due 12/01/2031 (a)	83	85
5.764% due 09/01/2026 (a)	1,462	1,475
6.000% due 12/01/2022 - 09/01/2033 (c)	681	701
6.097% due 08/01/2028 (a)	15	15
6.443% due 06/01/2025 (a)	40	41
6.625% due 11/15/2030	15,500	20,184
7.000% due 07/15/2005	99,000	99,132
7.114% due 01/01/2029 (a)	186	191
Federal Farm Credit Bank
3.050% due 04/04/2006 (a)	15,000	15,010
3.060% due 01/30/2007	16,235	16,052
3.085% due 06/05/2006 (a)	50,000	50,013
3.190% due 06/20/2006 (a)	23,600	23,615
3.240% due 07/28/2006 (a)	25,000	25,015
5.100% due 10/15/2012	2,000	2,000
Federal Home Loan Bank
1.900% due 09/23/2005	25,000	24,912
2.500% due 02/24/2006	160,000	158,786
2.850% due 08/06/2007	6,000	5,884
2.875% due 05/22/2006	172,700	171,410
3.450% due 01/23/2008	17,205	17,030
4.000% due 07/14/2008 - 03/18/2011(c)	50,110	49,929
4.070% due 07/16/2014	1,000	972
4.125% due 11/17/2008	44,600	44,556
4.200% due 02/05/2007 (a)	14,000	13,020
4.280% due 05/18/2009	46,660	46,717
5.120% due 01/10/2013	5,000	5,001
5.125% due 08/15/2019	98,000	104,756
5.500% due 04/17/2006	20,000	20,275
Freddie Mac
1.625% due 01/09/2006	1,000	989
2.000% due 02/28/2006	86,500	85,548
3.034% due 03/25/2044	336	335
3.082% due 10/07/2005 (a)	100,000	100,015
3.157% due 08/01/2019 (a)	80	81
3.414% due 10/25/2032 (a)	337	337
3.434% due 07/25/2031 (a)	2,258	2,259
3.500% due 02/15/2010 - 10/15/2011 (c)	52,023	51,976
3.517% due 02/01/2018 (a)	103	103
3.620% due 05/15/2029 (a)	2,015	2,017
3.720% due 06/15/2030 - 12/15/2032 (a)(c)	2,312	2,335
3.770% due 06/15/2031 (a)	702	710
3.950% due 02/15/2027 (a)	59	60
4.017% due 10/01/2031 (a)	70	72
4.276% due 08/01/2020 (a)	79	80
4.278% due 09/01/2031 (a)	4	4
4.333% due 08/01/2031 (a)	45	47
4.429% due 02/01/2024 (a)	119	121
4.453% due 12/01/2027 (a)	172	176
4.500% due 02/15/2011	204	204
4.668% due 04/01/2032 (a)	130	132
4.678% due 01/01/2032 (a)	246	252
4.728% due 03/01/2025 (a)	5	5
4.868% due 04/01/2027 (a)	83	85
4.871% due 02/01/2032 (a)	268	274
4.885% due 07/01/2020 (a)	365	375
4.915% due 11/01/2018 (a)	4	4
5.000% due 01/15/2034	11,812	11,733
5.061% due 12/01/2031 (a)	74	75
5.172% due 07/01/2029 (a)	153	157
5.186% due 02/01/2032 (a)	89	91
5.420% due 05/01/2032 (a)	82	83
5.427% due 02/01/2025 (a)	37	38
5.464% due 12/01/2031 (a)	824	839
5.500% due 11/15/2015 - 06/15/2034 (c)	11,094	11,515
5.700% due 02/15/2031	174	175
6.500% due 10/25/2043	4,029	4,184
7.000% due 12/01/2031	201	212
Government National Mortgage Association
3.375% due 04/20/2023 - 05/20/2030 (a)(c)	3,362	3,410
3.750% due 07/20/2025 - 08/20/2026 (a)(c)	2,252	2,290
4.125% due 10/20/2023 - 10/20/2024 (a)(c)	314	321
4.250% due 02/20/2030 (a)	6,005	6,095
4.375% due 02/20/2024 - 02/20/2026 (a)(c)	937	953
5.000% due 05/20/2034	22,434	21,260
6.500% due 04/15/2029 - 06/15/2029 (c)	284	296
8.500% due 03/20/2025	174	180
Housing Urban Development
3.090% due 08/01/2006	4,000	3,972
4.930% due 08/01/2014	4,000	4,185
Overseas Private Investment Corp.
2.360% due 08/15/2007	7,813	7,710
2.890% due 12/15/2007	6,420	6,105
Small Business Administration
3.375% due 05/25/2021 - 01/25/2022 (a)(c)	2,214	2,211
3.500% due 03/25/2025 - 07/25/2025 (a)(c)	1,986	1,986
3.600% due 01/25/2019 - 11/25/2024 (a)(c)	2,805	2,811
3.750% due 05/25/2025 (a)	1,520	1,520
4.500% due 03/01/2023	1,461	1,466
4.770% due 04/01/2024	11,451	11,619
4.875% due 09/10/2013	2,700	2,743
4.930% due 01/01/2024	9,478	9,693
5.136% due 08/10/2013	27,058	27,705
5.240% due 08/01/2023	5,927	6,143
7.060% due 11/01/2019	2,591	2,810
7.220% due 11/01/2020	2,499	2,745
7.449% due 08/01/2010	771	831
8.017% due 02/10/2010	2,763	2,986

Total U.S. Government Agencies (Cost $2,804,942)		2,811,189

U.S. TREASURY OBLIGATIONS 43.8%
U.S. Treasury Bonds
13.875% due 05/15/2011	31,500	34,274
8.875% due 02/15/2019	131,900	196,124
8.750% due 08/15/2020	42,300	63,662
7.875% due 02/15/2021	45,700	64,703
U.S. Treasury Notes
3.375% due 02/28/2007	350,000	348,578
3.625% due 06/15/2010	630,200	627,640
4.875% due 02/15/2012	299,200	317,853
4.750% due 05/15/2014	118,800	126,095
4.250% due 11/15/2014	452,000	462,753
4.000% due 02/15/2015	40,000	40,155
4.125% due 05/15/2015	1,008,400	1,023,447

Total U.S. Treasury Obligations (Cost $3,265,719)		3,305,284

MORTGAGE-BACKED SECURITIES 4.9%
Bank of America Mortgage Securities, Inc.
5.549% due 10/20/2032 (a)	2,063	2,076
6.500% due 09/25/2033	2,798	2,844
Bear Stearns Adjustable Rate Mortgage Trust
5.937% due 06/25/2032 (a)	369	371
5.345% due 02/25/2033 (a)	1,076	1,086
5.403% due 03/25/2033 (a)	233	234
5.081% due 04/25/2033 (a)	1,823	1,825
5.378% due 04/25/2033 (a)	2,098	2,126
3.614% due 10/25/2033 (a)	5,093	5,097
4.716% due 12/25/2033 (a)	2,546	2,545
4.247% due 01/25/2034 (a)	3,459	3,452
3.594% due 02/25/2034 (a)	5,259	5,281
3.732% due 11/25/2034 (a)	21,036	21,354
Bear Stearns Commercial Mortgage Securities, Inc.
3.436% due 05/14/2016 (a)	12,044	12,057
CBA Commercial Small Balance Commercial Mortgage
3.594% due 12/25/2034 (a)	9,473	9,434
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	209	209
Commercial Mortgage Pass-Through Certificates
3.400% due 03/15/2020 (a)	7,700	7,703
Countrywide Alternative Loan Trust
3.464% due 06/25/2034 (a)	1,205	1,206
3.504% due 07/25/2034 (a)	3,630	3,634
3.524% due 05/25/2035 (a)	7,718	7,617
Countrywide Home Loan Mortgage Pass-Through Trust
3.594% due 08/25/2034 (a)	4,684	4,684
3.644% due 02/25/2035 (a)	9,694	9,713
3.654% due 02/25/2035 (a)	5,052	5,049
3.604% due 04/25/2035 (a)	4,605	4,605
4.139% due 04/25/2035 (a)	4,288	4,358
3.654% due 06/25/2035 (a)	700	700
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	2,902	2,912
3.584% due 04/25/2034 (a)	1,227	1,225
CS First Boston Mortgage Securities Corp.
3.340% due 02/15/2014 (a)	11,020	10,996
6.300% due 11/11/2030	550	585
3.350% due 03/25/2032 (a)	2,649	2,631
5.721% due 05/25/2032 (a)	235	237
5.240% due 06/25/2032 (a)	469	473
3.864% due 04/25/2033 (a)	870	872
3.500% due 08/25/2033 (a)	9,260	9,310
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 (a)	2,935	3,031
First Republic Mortgage Loan Trust
3.634% due 06/25/2030 (a)	2,139	2,139
3.470% due 11/15/2030 (a)	2,930	2,911
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	459
Greenpoint Mortgage Funding Trust
3.534% due 05/25/2045 (a)	8,024	8,017
GS Mortgage Securities Corp.
3.370% due 11/15/2015 (a)	5,249	5,251
GSRPM Mortgage Loan Trust
4.014% due 01/25/2032 (a)	1,336	1,348
Harborview Mortgage Loan Trust
3.630% due 02/25/2034 (a)	11,011	11,032
3.480% due 05/19/2035 (a)	9,660	9,620
Homestar Mortgage Acceptance Corp.
3.504% due 01/25/2022 (a)	5,157	5,161
Impac CMB Trust
3.714% due 07/25/2033 (a)	586	586
Indymac Index Mortgage Loan Trust
3.644% due 09/25/2034 (a)	12,774	12,769
Indymac Loan Trust
3.694% due 11/25/2008 (a)	3,654	3,657
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,716	1,725
Mellon Residential Funding Corp.
3.660% due 12/15/2030 (a)	3,728	3,735
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	1,192	1,169
Morgan Stanley Capital I, Inc.
4.490% due 01/13/2041	350	350
Nomura Asset Securities Corp.
7.818% due 04/13/2036	1,200	1,231
Prime Mortgage Trust
5.000% due 02/25/2019	12,309	12,291
Residential Accredit Loans, Inc.
3.714% due 01/25/2033 (a)	5,740	5,748
3.714% due 03/25/2033 (a)	13,005	13,016
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	3,599	3,762
Residential Asset Securitization Trust
5.500% due 07/25/2033	3,147	3,144
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	737	747
Sequoia Mortgage Trust
3.610% due 10/19/2026 (a)	11,268	11,286
3.600% due 06/20/2032 (a)	2,128	2,127
3.610% due 07/20/2033 (a)	12,659	12,597
3.730% due 07/20/2033 (a)	4,986	4,994
Structured Asset Mortgage Investments, Inc.
5.000% due 03/25/2032 (a)	333	339
3.610% due 03/19/2034 (a)	8,760	8,771
3.550% due 07/19/2034 (a)	8,131	8,135
Structured Asset Securities Corp.
3.814% due 07/25/2032 (a)	3,234	3,240
3.434% due 03/25/2035 (a)	1,911	1,912
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	210	210
3.584% due 12/25/2027 (a)	18,300	18,293
5.067% due 02/25/2033 (a)	74	75
5.380% due 02/25/2033 (a)	776	778
5.030% due 05/25/2033 (a)	1,271	1,272
3.765% due 02/27/2034 (a)	2,599	2,596
3.904% due 06/25/2042 (a)	9,664	9,767
Washington Mutual, Inc.
3.355% due 04/25/2045 (a)	21,967	21,953
Wells Fargo Mortgage-Backed Securities Trust
4.496% due 11/25/2033 (a)	942	929

Total Mortgage-Backed Securities (Cost $371,261)		370,674

ASSET-BACKED SECURITIES 4.7%
AAA Trust
3.414% due 11/26/2035 (a)	30,800	30,853
Aames Mortgage Investment Trust
3.394% due 08/25/2035 (a)	3,915	3,919
Advanta Revolving Home Equity Loan Trust
3.684% due 01/25/2024 (a)	229	229
Ameriquest Mortgage Securities, Inc.
3.724% due 03/25/2033 (a)	1,863	1,865
3.414% due 04/25/2035 (a)	1,618	1,617
Asset-Backed Securities Corp. Home Equity Loan Trust
3.480% due 06/15/2031 (a)	486	490
3.490% due 11/15/2031 (a)	167	167
Bayview Financial Acquisition Trust
3.770% due 05/28/2034 (a)	1,813	1,818
Bear Stearns Asset-Backed Securities, Inc.
3.814% due 06/25/2031 (a)	14,104	14,117
3.564% due 04/25/2035 (a)	4,760	4,768
3.814% due 11/25/2042 (a)	11,290	11,346
Carrington Mortgage Loan Trust
3.404% due 05/25/2035 (a)	3,766	3,765
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	232
CDC Mortgage Capital Trust
3.684% due 08/25/2033 (a)	272	272
Centex Home Equity
3.444% due 11/25/2028 (a)	3,114	3,116
3.594% due 06/25/2033 (a)	310	310
3.594% due 01/25/2034 (a)	2,445	2,447
Centex Home Equity Co. LLC
3.484% due 01/25/2025 (a)	2,531	2,532
Chase Credit Card Master Trust
3.280% due 03/17/2008 (a)	1,100	1,101
Chase Funding Loan Acquisition Trust
3.644% due 01/25/2033 (a)	1,044	1,046
Chase Funding Mortgage Loan Asset-Backed Certificates
3.564% due 10/25/2031 (a)	5,408	5,414
CIT Group Home Equity Loan Trust
3.584% due 06/25/2033 (a)	1,930	1,936
Citigroup Mortgage Loan Trust, Inc.
3.404% due 05/25/2035 (a)	2,872	2,874
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,660
Countrywide Asset-Backed Certificates
3.484% due 12/25/2018 (a)	113	114
3.504% due 09/25/2021 (a)	1,909	1,909
3.454% due 09/25/2022 (a)	2,167	2,169
3.454% due 05/25/2023 (a)	2,881	2,883
3.200% due 08/25/2023 (a)	382	382
3.464% due 10/25/2023 (a)	2,451	2,453
3.554% due 12/25/2031 (a)	818	819
3.624% due 03/25/2034 (a)	2,121	2,122
3.494% due 02/25/2035 (a)	265	266
Credit-Based Asset Servicing & Securitization LLC
3.564% due 09/25/2033 (a)	3,929	3,932
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)	381	384
Equifirst Mortgage Loan Trust
3.424% due 07/25/2034	845	846
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.774% due 09/25/2030 (a)	1,660	1,661
2.820% due 02/25/2034 (a)	5,987	5,986
Fremont Home Loan Trust
3.424% due 01/25/2035 (a)	7,376	7,382
3.474% due 03/25/2035 (a)	9,131	9,139
3.404% due 04/25/2035 (a)	1,943	1,944
3.414% due 06/25/2035 (a)	5,165	5,165
GMAC Mortgage Corp. Loan Trust
3.414% due 10/25/2033 (a)	3,582	3,584
GSAMP Trust
3.664% due 06/25/2034 (a)	5,338	5,342
3.464% due 08/25/2034 (a)	495	495
GSRPM Mortgage Loan Trust
3.694% due 09/25/2042 (a)	9,226	9,275
HFC Home Equity Loan Asset-Backed Certificates
3.710% due 07/20/2032 (a)	5,477	5,488
3.610% due 10/20/2032 (a)	767	768
3.610% due 09/20/2033 (a)	4,371	4,388
Home Equity Asset Trust
3.774% due 02/25/2033 (a)	423	426
3.724% due 03/25/2033 (a)	1,341	1,343
3.774% due 05/25/2033 (a)	421	422
3.464% due 08/25/2034 (a)	8,897	8,902
Home Equity Mortgage Trust
3.464% due 12/25/2034 (a)	1,256	1,257
3.434% due 07/25/2035 (a)	13,451	13,459
Household Mortgage Loan Trust
3.560% due 05/20/2032 (a)	1,997	2,002
Indymac Index Mortgage Loan Trust
3.634% due 01/25/2035 (a)	32,974	32,955
Irwin Home Equity Loan Trust
3.834% due 06/25/2028 (a)	2,040	2,050
3.564% due 11/25/2028 (a)	1,104	1,104
Long Beach Mortgage Loan Trust
3.464% due 02/25/2024 (a)	190	190
3.634% due 06/25/2033 (a)	1,232	1,234
3.634% due 07/25/2033 (a)	3,156	3,162
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	102
Merrill Lynch Mortgage Investors, Inc.
3.674% due 06/25/2034 (a)	966	967
Mid-State Trust
7.340% due 07/01/2035	423	452
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.444% due 04/25/2034 (a)	320	320
Morgan Stanley Auto Loan Trust
1.460% due 07/15/2007	783	778
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)	47	47
Morgan Stanley Home Equity Loans
3.434% due 01/25/2035 (a)	2,465	2,466
Novastar Home Equity Loan
3.874% due 01/25/2031 (a)	499	499
3.644% due 09/25/2031 (a)	800	802
NPF XII, Inc.
2.463% due 11/01/2024 (b)	10,000	785
Option One Mortgage Loan Trust
3.444% due 02/25/2035 (a)	1,728	1,729
RAFC Asset-Backed Trust
3.704% due 11/25/2029 (a)	1,032	1,034
Renaissance Home Equity Loan Trust
3.664% due 08/25/2032 (a)	76	77
3.814% due 12/25/2033 (a)	4,792	4,821
3.494% due 02/25/2035 (a)	4,449	4,453
Residential Asset Mortgage Products, Inc.
3.414% due 11/25/2024 (a)	21,905	21,922
3.424% due 01/25/2026 (a)	1,620	1,621
3.454% due 04/25/2026 (a)	9,007	9,014
3.644% due 12/25/2033 (a)	11,972	11,985
3.564% due 02/25/2034 (a)	5,714	5,726
Residential Asset Securities Corp.
3.444% due 11/25/2024 (a)	5,120	5,124
3.584% due 04/25/2032 (a)	3,587	3,595
3.614% due 01/25/2034 (a)	542	544
Salomon Brothers Mortgage Securities VII, Inc.
4.214% due 01/25/2032 (a)	552	553
3.614% due 03/25/2032 (a)	1,022	1,025
Saxon Asset Securities Trust
3.584% due 01/25/2032 (a)	242	242
3.574% due 08/25/2032 (a)	106	107
3.714% due 12/25/2032 (a)	1,123	1,125
Sears Credit Account Master Trust
7.000% due 09/16/2009	500	504
Security National Mortgage Loan Trust
3.010% due 02/25/2015	9,673	9,620
SLM Student Loan Trust
3.151% due 04/27/2009 (a)	214	214
3.141% due 07/27/2009 (a)	1,724	1,725
Soundview Home Equity Loan Trust
3.434% due 04/25/2035 (a)	2,214	2,215
Specialty Underwriting & Residential Finance
3.644% due 06/25/2034 (a)	692	694
Structured Asset Investment Loan Trust
3.464% due 09/25/2034 (a)	1,845	1,846
Structured Asset Securities Corp.
3.814% due 05/25/2032 (a)	3,528	3,541
3.444% due 12/25/2033 (a)	514	514
3.714% due 05/25/2034 (a)	5,041	5,066
Truman Capital Mortgage Loan Trust
3.654% due 01/25/2034 (a)	1,246	1,247

Total Asset-Backed Securities (Cost $362,192)		354,397

SOVEREIGN ISSUES 1.0%
AID-Israel
0.000% due 11/01/2024	178,000	72,915

Total Sovereign Issues (Cost $63,650)		72,915

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	256,000	169

Total Purchased Call Options (Cost $958)		169

PURCHASED PUT OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	256,000	927
	# of Contracts
Eurodollar September Futures (CME)
Strike @ 96.000 Exp. 09/19/2005	4,940	154
Strike @ 95.500 Exp. 09/19/2005	2,593	16
Strike @ 95.375 Exp. 09/19/2005	6,315	40

Total Purchased Put Options (Cost $1,555)		1,137

	Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	124,000	6,909

Total Preferred Stock (Cost $6,200)		6,909

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 31.7%
Certificates of Deposit 4.9%
Citibank New York N.A.
3.090% due 07/22/2005	$192,500	192,500
Unicredito Italiano SpA
3.115% due 07/27/2005	180,400	180,402

		372,902

Commercial Paper 6.5%
Bank of America, N.A.
3.275% due 08/09/2005	200,000	199,291
Fannie Mae
2.967% due 07/01/2005	52,500	52,500
Rabobank USA Financial Corp.
3.360% due 07/01/2005	145,700	145,700
UBS Finance Delaware LLC
3.060% due 07/08/2005	17,600	17,590
3.070% due 07/08/2005	1,500	1,499
3.230% due 09/19/2005	79,297	78,695

		495,275

Repurchase Agreements 18.7%
Credit Suisse First Boston
2.700% due 07/01/2005	102,000	102,000
(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $104,567. Repurchase proceeds are $102,008.)
State Street Bank
2.650% due 07/01/2005	7,231	7,231
(Dated 06/30/2005. Collateralized by Freddie Mac 2.125% due 11/15/2005 valued at $7,379. Repurchase proceeds are $7,232.)
UBS Warburg LLC
2.650% due 07/01/2005	1,300,000	1,300,000

(Dated 06/30/2005. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2013 valued at $104,567 and U.S. Treasury Strips 0.000% due 02/15/2019-05/15/2021 valued at $1,328,055. Repurchase proceeds are $1,300,096.)

		1,409,231

U.S. Treasury Bills 1.6%
2.949% due 09/01/2005-09/15/2005 (c)(d)(e)	119,490	118,663

Total Short-Term Instruments (Cost $2,396,214)		2,396,071

Total Investments (h) (Cost $9,659,309)	128.5%	$9,706,260
Written Options (g) (Premiums $14,801)	(0.2%)	(15,141)
Other Assets and Liabilities (Net)	(28.3%)	(2,138,449)

Net Assets	100.0%	$7,552,670

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $53,677 have been pledged as collateral for swap and swaption contracts at June 30, 2005.

(e) Securities with an aggregate market value of $53,881 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
Eurodollar March Long Futures	03/2006	9,847	$4,892
U.S. Treasury 10-Year Note Short Futures	09/2005	7,187	(611)
U.S. Treasury 2-Year Note Long Futures	09/2005	33	(16)
U.S. Treasury 30-Year Bond Long Futures	09/2005	737	1,423
U.S. Treasury 30-Year Bond Long Futures	09/2005	7,227	6,395
U.S. Treasury 5-Year Note Long Futures	09/2005	2,011	399

			$12,482

(f) Swap agreements outstanding at June 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$63,500	$(1)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	326,000	1,068
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	315,400	(1,124)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	613,000	1,988
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	85,200	(552)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	495,800	2,737
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	131,000	723

						$4,839

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note 10-Year Futures	$120.000	08/26/2005	1,123	$804	$1,070
Put - CBOT U.S. Treasury Note 10-Year Futures	113.000	08/26/2005	3,502	1,712	547
Call - CME Eurodollar December Futures	96.250	12/19/2005	13,096	0	2,047
Call - CME Eurodollar December Futures	96.500	12/19/2005	5,098	1,255	223
Put - CME Eurodollar June Futures	95.000	06/19/2006	2,791	1,385	209

				$5,156	$4,096

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	51,200	$1,024	$1,741
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	51,200	1,213	884
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	0.000	%**	05/02/2008	113,000	2,497	3,844
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	113,000	2,679	1,951
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	0.000	%**	05/02/2008	51,200	1,024	1,741
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	51,200	1,208	884

						$9,645	$11,045

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(h) As of June 30, 2005, portfolio securities with an aggregate market value of $101,361 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Supplementary Notes to Schedule of Investments

June 30, 2005 (Unaudited)

1. Federal Income Tax Matters

At June 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

All Asset All Authority Fund	6,987	(607)	6,380
All Asset Fund	239,415	(16,246)	223,169
California Intermediate Municipal Bond Fund	4,759	(79)	4,680
California Municipal Bond Fund	841	(15)	826
CommodityRealReturn Strategy Fund	138,797	(28,637)	110,160
Convertible Fund	2,680	(2,465)	215
Developing Local Markets Fund	0	(19)	(19)
Diversified Income Fund	42,148	(8,125)	34,023
Emerging Markets Bond Fund	127,253	(2,477)	124,776
European Convertible Fund	3,055	(1,884)	1,171
European StocksPLUS TR Strategy Fund	31	(5)	26
Far East (ex-Japan) StocksPLUS TR Strategy Fund	36	(7)	29
Floating Income Fund	5,093	(4,720)	373
Foreign Bond Fund (U.S. Dollar-Hedged)	131,054	(12,570)	118,484
Foreign Bond Fund (Unhedged)	8,092.70	(18,545.00)	(10,452)
Fundamental IndexPLUS Fund	0	0	0
Fundamental IndexPLUS TR Fund	0	0	0
Global Bond Fund (Unhedged)	43,144	(8,679)	34,465
Global Bond Fund (U.S. Dollar-Hedged)	8,519	(1,332)	7,187
GNMA Fund	2,341	(1,579)	762
High Yield Fund	339,535	(79,381)	260,154
International StocksPLUS TR Strategy Fund	741	(159)	582
Investment Grade Corporate Bond Fund	728	(215)	513
Japanese StocksPLUS TR Strategy Fund	46	(9)	37
Long-Term U.S. Government Fund	19,488	(3,441)	16,047
Low Duration Fund	33,385	(64,179)	(30,794)
Low Duration Fund II	1,542	(373)	1,169
Low Duration Fund III	162	(370)	(208)
Moderate Duration Fund	22,166	(3,106)	19,060
Money Market Fund	0	0	0
Municipal Bond Fund	18,218	(1,140)	17,078
New York Municipal Bond Fund	674	(29)	645
Real Return Asset Fund	33,401	(490)	32,911
Real Return Fund	522,039	(35,219)	486,820
Real Return Fund II	1,501	(117)	1,384
RealEstateRealReturn Strategy Fund	13,667	(1,050)	12,617
Short Duration Municipal Income Fund	3,799	(1,862)	1,937
Short-Term Fund	11,832	(5,684)	6,148
StocksPLUS Fund	4,682	(3,139)	1,543
StocksPLUS Total Return Fund	2,457	(314)	2,143
StocksPLUS TR Short Strategy Fund	57	(69)	(12)
Total Return Fund	1,181,528	(488,777)	692,751
Total Return Fund II	28,403	(5,815)	22,588
Total Return Fund III	25,024	(6,291)	18,733
Total Return Mortgage Fund	2,777	(885)	1,892
Asset-Backed Securities Portfolio	2,723	(4,588)	(1,865)
Emerging Markets Portfolio	79,160	(3,627)	75,534
Developing Local Markets Portfolio	0	(11)	(11)
High Yield Portfolio	8,493	(2,503)	5,990
International Portfolio	36,107	(19,117)	16,990
Investment Grade Corporate Portfolio	37,801	(22,387)	15,414
Mortgage Portfolio	93,308	(109,363)	(16,055)
Municipal Sector Portfolio	13,529	(1,903)	11,626
Real Return Portfolio	19,165	(2,519)	16,646
Short-Term Portfolio	3,541	(3,374)	167
Short-Term Portfolio II	2,036	(1,029)	1,007
U.S. Government Sector Portfolio	69,904	(22,953)	46,951

2. Non-U.S. Currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar
BP	–	British Pound
BR	–	Brazilian Real
C$	–	Canadian Dollar
CK	–	Czech Koruna
CO	–	Colombian Peso
CP	–	Chilean Peso
CY	–	Chinese Yuan Renminbi
DK	–	Danish Krone
DM	–	German Mark
EC	–	Euro
H$	–	Hong Kong Dollar
IS	–	Israeli Shekel
JY	–	Japanese Yen
KW	–	South Korean Won
MP	–	Mexican Peso
N$	–	New Zealand Dollar
PN	–	Peruvian New Sol
PZ	–	Polish Zloty
RP	–	Indian Rupee
RR	–	Russian Ruble
S$	–	Singapore Dollar
SF	–	Swiss Franc
SK	–	Swedish Krona
SR	–	South African Rand
SV	–	Slovakian Koruna
T$	–	Taiwan Dollar
TB	–	Thai Baht
TL	–	Turkish Lira

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 25, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 25, 2005